UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-201820
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 10	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 104	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Destination Freedom+SM
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 44. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	American Funds Insurance Series® - International Fund: Class 4
•	American Funds Insurance Series® - New World Fund®: Class 4
•	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III

•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	First Eagle Variable Funds - Overseas Variable Fund
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. International Growth Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Financial Services Fund
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	The Merger Fund VL - The Merger Fund VL
•	VanEck VIP Trust - Emerging Markets Fund: Class S
3

•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Quarterly Contract Anniversary – Each recurring three-month anniversary of the date the contract was issued.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
5

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$50 [1]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.85%
Administrative Charge	0.15% [2]
No CDSC Option ("C Schedule Option") Charge (assessed as an annualized percentage of Daily Net Assets)	0.35%
Optional Death Benefits (an applicant may purchase one) (assessed as an annualized percentage of Daily Net Assets)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.85%
Administrative Charge (applicable to all contracts)	0.15% [2]
C Schedule Option Charge	0.35%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Maximum Possible Total Variable Account Charges	1.65%

[1]	On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
[2]	The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
9

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.32%	4.00%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 5 year CDSC schedule;
•	a $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.00%)	$1,346	$2,409	$3,136	$6,050	*	$1,909	$3,136	$6,050	$646	$1,909	$3,136	$6,050
Minimum Total Underlying Mutual Fund Operating Expenses (0.32%)	$ 959	$1,297	$1,361	$2,893	*	$ 797	$1,361	$2,893	$259	$ 797	$1,361	$2,893
*	Generally, the contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract).
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
10

•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
11

Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.85% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
Optional Death Benefits
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
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•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
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Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited or purchased by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a beneficiary inherits a contract and continues that contract as a beneficial owner. A "purchased beneficially owned contract" is when a beneficiary purchases a new contract using a death benefit or contract value that the beneficiary inherited under a different annuity contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	Withdrawals under beneficially owned contracts are subject to applicable CDSC except when the withdrawals are made from a continued beneficially owned contract that is inherited as death benefit proceeds (as opposed to inherited contract value).
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named, except that a purchased beneficially owned contract may name a Co-Annuitant if an optional death benefit is elected.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a
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location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
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Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and
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execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
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Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and
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tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.85% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:
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(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least five years; or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
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Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
CDSC Options
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
Some Nationwide contracts provide for additional credits to be applied to a contract when cumulative purchase payments reach certain aggregate levels. For purposes of determining cumulative purchase payments, Nationwide may also include purchase payments to other Nationwide annuity contracts. Note: Election of the C Schedule Option makes this contract ineligible to be included when determining cumulative purchase payments for such additional credits.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
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The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
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(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
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Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.85% (with the Administrative Charge waiver; otherwise, 1.00%) to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
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•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive
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the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
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Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
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•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
If an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
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Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust – NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s).
Transfers occur monthly. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide® Guided Portfolio Strategies
Effective May 1, 2020, the Nationwide® Guided Portfolio Strategies are no longer available for election. The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. Contract Owners that elect a GPS portfolio must allocate 100% of their Contract Value to the GPS.
A GPS is a static allocation strategy. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS is best for them. Consult a qualified financial professional.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Fund Information.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
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The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the
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Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
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The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.85% of the Daily Net Assets (with the Administrative Charge waiver; otherwise, 1.00%).
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
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No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
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Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-201820
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
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American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term capital appreciation.
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 (formerly, American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
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Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II
Investment Advisor:	Federated Investment Management Company
Investment Objective:	To provide current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
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Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Global Managed Futures Strategy
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Fund - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
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Invesco - Invesco V.I. International Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Energy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks capital appreciation.
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Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
51

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
52

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
53

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
54

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
55

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
56

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
57

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
58

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Rydex Variable Trust - Consumer Products Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
59

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
VanEck VIP Trust - Emerging Markets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Total Underlying Mutual Fund Annual Operating Expenses:	Minimum:	0.32%	Maximum:	4.00%
60

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits and with the Administrative Charge waiver (the minimum Variable Account charge of 0.85%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.895746	9.015143	1.34%	0
2019	7.682208	8.895746	15.80%	7,174
2018*	10.000000	7.682208	-23.18%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.329719	6.926060	-25.76%	0
2019	7.814584	9.329719	19.39%	0
2018	9.725802	7.814584	-19.65%	0
2017	9.891971	9.725802	-1.68%	0
2016	7.085787	9.891971	39.60%	0
2015	11.512650	7.085787	-38.45%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	16.014771	17.347492	8.32%	3,399
2019	11.550519	16.014771	38.65%	3,400
2018	13.319174	11.550519	-13.28%	0
2017	10.749937	13.319174	23.90%	0
2016	10.041319	10.749937	7.06%	0
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.303065	12.277748	8.62%	183,537
2019	10.468053	11.303065	7.98%	94,186
2018	10.864521	10.468053	-3.65%	89,129
2017	10.569336	10.864521	2.79%	70,899
2016	10.211659	10.569336	3.50%	39,070
2015	10.559814	10.211659	-3.30%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	13.022429	30.22%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.098005	30.98%	0
61

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.818642	12.200330	3.23%	114,951
2019	10.134430	11.818642	16.62%	118,155
2018	11.020647	10.134430	-8.04%	141,248
2017	9.866832	11.020647	11.69%	63,049
2016	9.588302	9.866832	2.90%	6,401
2015	9.847006	9.588302	-2.63%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.700832	21.425478	28.29%	5,874
2019	12.834093	16.700832	30.13%	9,440
2018	14.513050	12.834093	-11.57%	11,501
2017	11.651555	14.513050	24.56%	3,827
2016	11.537974	11.651555	0.98%	0
2015	11.639089	11.537974	-0.87%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.494658	14.080609	12.69%	186,534
2019	10.273074	12.494658	21.63%	135,442
2018	11.966083	10.273074	-14.15%	89,482
2017	9.150032	11.966083	30.78%	14,314
2016	8.940682	9.150032	2.34%	3,307
2015*	10.000000	8.940682	-0.11%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	13.446822	16.438109	22.25%	458,908
2019	10.528313	13.446822	27.72%	395,195
2018	12.383642	10.528313	-14.98%	328,823
2017	9.677334	12.383642	27.97%	19,627
2016	9.291545	9.677334	4.15%	8,694
2015*	10.000000	9.291545	-0.07%	0
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	14.150668	15.219006	7.55%	414,395
2019	11.791611	14.150668	20.01%	416,895
2018	13.057960	11.791611	-9.70%	427,620
2017	11.284815	13.057960	15.71%	178,507
2016	9.604828	11.284815	17.49%	99,566
2015*	10.000000	9.604828	-0.04%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	12.177664	12.920830	6.10%	86,430
2019	10.692851	12.177664	13.89%	54,874
2018	11.105804	10.692851	-3.72%	53,056
2017	10.460327	11.105804	6.17%	6,649
2016	9.351051	10.460327	11.86%	0
2015*	10.000000	9.351051	-0.06%	0
62

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.799969	11.622988	7.62%	142,340
2019	9.979702	10.799969	8.22%	125,341
2018	10.138863	9.979702	-1.57%	41,407
2017	9.907878	10.138863	2.33%	0
2016*	10.000000	9.907878	-0.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.967863	15.370504	2.69%	84,842
2019	11.843782	14.967863	26.38%	80,997
2018	12.902772	11.843782	-8.21%	80,997
2017	11.170954	12.902772	15.50%	80,997
2016*	10.000000	11.170954	0.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.503232	18.554662	19.68%	82,610
2019	13.278505	15.503232	16.75%	73,160
2018	14.491215	13.278505	-8.37%	54,911
2017	12.853174	14.491215	12.74%	56,589
2016	12.487892	12.853174	2.93%	31,054
2015	12.722295	12.487892	-1.84%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.664499	14.611312	6.93%	152,204
2019	11.498562	13.664499	18.84%	152,869
2018	13.755276	11.498562	-16.41%	151,078
2017	12.059145	13.755276	14.07%	136,490
2016	10.557354	12.059145	14.23%	34,631
2015	10.922696	10.557354	-3.34%	11,977
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.258235	11.866522	5.40%	10,473
2019	9.744717	11.258235	15.53%	14,767
2018	10.238125	9.744717	-4.82%	4,955
2017*	10.000000	10.238125	2.38%	4,955
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.746905	13.333389	-3.01%	50,743
2019	10.855652	13.746905	26.63%	36,231
2018	13.182947	10.855652	-17.65%	28,790
2017	11.896843	13.182947	10.81%	8,749
2016	9.153225	11.896843	29.97%	6,859
2015*	10.000000	9.153225	-0.08%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.198641	11.325434	1.13%	110,988
2019	10.547974	11.198641	6.17%	98,239
2018	10.648045	10.547974	-0.94%	123,732
2017	10.381693	10.648045	2.57%	59,788
2016	9.610697	10.381693	8.02%	40,000
2015*	10.000000	9.610697	-0.04%	0
63

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.332837	10.779021	4.32%	0
2019*	10.000000	10.332837	3.33%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.593762	13.747042	29.77%	43,061
2019	8.270217	10.593762	28.10%	33,563
2018*	10.000000	8.270217	-17.30%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.805076	16.716421	21.09%	284,637
2019	11.218161	13.805076	23.06%	219,837
2018	11.840702	11.218161	-5.26%	0
2017	10.284471	11.840702	15.13%	0
2016	9.695753	10.284471	6.07%	0
2015*	10.000000	9.695753	-0.03%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.044138	14.261000	29.13%	41,451
2019*	10.000000	11.044138	10.44%	24,855
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.612517	16.13%	4,766
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	15.119313	16.129206	6.68%	36,261
2019	11.758879	15.119313	28.58%	42,771
2018	13.060855	11.758879	-9.97%	34,469
2017	11.296077	13.060855	15.62%	26,754
2016*	10.000000	11.296077	0.13%	20,979
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	18.002645	25.623154	42.33%	512,745
2019	13.552359	18.002645	32.84%	492,640
2018	13.728514	13.552359	-1.28%	468,360
2017	10.270188	13.728514	33.67%	14,403
2016	10.301337	10.270188	-0.30%	4,871
2015*	10.000000	10.301337	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.007864	11.914415	8.24%	99,235
2019	10.147911	11.007864	8.47%	58,802
2018	10.316596	10.147911	-1.64%	60,265
2017	10.005406	10.316596	3.11%	63,194
2016*	10.000000	10.005406	0.00%	12,724
64

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.694507	11.731948	-7.58%	21,408
2019	10.413521	12.694507	21.90%	16,962
2018	11.228045	10.413521	-7.25%	17,626
2017	10.912488	11.228045	2.89%	15,624
2016	10.435505	10.912488	4.57%	2,758
2015*	10.000000	10.435505	0.04%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.608978	12.334413	6.25%	14,604
2019	10.581034	11.608978	9.71%	31,552
2018	10.982238	10.581034	-3.65%	19,156
2017	10.299040	10.982238	6.63%	10,233
2016	9.616131	10.299040	7.10%	4,748
2015	9.890034	9.616131	-2.77%	0
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.121712	21.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	18.007657	19.951273	10.79%	9,236
2019	15.152820	18.007657	18.84%	9,223
2018	16.915567	15.152820	-10.42%	9,211
2017	15.235230	16.915567	11.03%	9,075
2016	13.576102	15.235230	12.22%	9,155
2015	14.599574	13.576102	-7.01%	9,109
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.580895	13.558879	-0.16%	67,227
2019	11.802055	13.580895	15.07%	49,506
2018	12.439173	11.802055	-5.12%	11,906
2017	11.439029	12.439173	8.74%	12,019
2016	10.117968	11.439029	13.06%	11,523
2015	10.979214	10.117968	-7.84%	6,066
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.918861	14.131907	-5.27%	23,731
2019	12.098578	14.918861	23.31%	20,783
2018	13.744729	12.098578	-11.98%	20,783
2017	12.764736	13.744729	7.68%	20,783
2016	11.476508	12.764736	11.22%	14,137
2015	12.013388	11.476508	-4.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.950156	9.344561	-6.09%	143,912
2019	9.837425	9.950156	1.15%	197,389
2018	9.733586	9.837425	1.07%	179,033
2017	9.631333	9.733586	1.06%	126,627
2016	9.436406	9.631333	2.07%	66,776
2015*	10.000000	9.436406	-0.06%	16,461
65

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.074668	12.464482	3.23%	0
2019	10.879549	12.074668	10.99%	0
2018	11.470669	10.879549	-5.15%	0
2017	10.227741	11.470669	12.15%	0
2016	9.886374	10.227741	3.45%	0
2015	10.586980	9.886374	-6.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	10.035079	9.987856	-0.47%	142,006
2019	9.936911	10.035079	0.99%	141,327
2018	9.887325	9.936911	0.50%	148,485
2017	9.848193	9.887325	0.40%	1,755
2016	9.837854	9.848193	0.11%	1,844
2015	9.978570	9.837854	-1.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.179482	10.771143	5.81%	0
2019	9.434459	10.179482	7.90%	0
2018*	10.000000	9.434459	-5.66%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.864062	6.982499	1.73%	26,857
2019	6.401680	6.864062	7.22%	23,796
2018	7.097593	6.401680	-9.80%	23,875
2017	6.584806	7.097593	7.79%	27,958
2016	7.791551	6.584806	-15.49%	17,695
2015	7.981915	7.791551	-2.38%	8,361
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	10.596788	11.024483	4.04%	5,834
2019	10.126774	10.596788	4.64%	28,419
2018	11.731646	10.126774	-13.68%	0
2017	10.301840	11.731646	13.88%	0
2016	10.322308	10.301840	-0.20%	0
2015	10.281260	10.322308	0.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.928733	9.506909	6.48%	38,299
2019	8.575384	8.928733	4.12%	33,182
2018	9.111685	8.575384	-5.89%	16,082
2017	8.863889	9.111685	2.80%	0
2016	8.983114	8.863889	-1.33%	0
2015	8.895667	8.983114	0.98%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.619362	13.762005	9.05%	22,340
2019	11.078756	12.619362	13.91%	12,981
2018	11.978127	11.078756	-7.51%	13,390
2017	10.999123	11.978127	8.90%	12,950
2016	9.947652	10.999123	10.57%	12,047
2015	10.494728	9.947652	-5.21%	12,436
66

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.610586	16.284962	11.46%	168,968
2019	11.471540	14.610586	27.36%	46,613
2018	12.591315	11.471540	-8.89%	39,365
2017	10.731872	12.591315	17.33%	39,383
2016	9.499325	10.731872	12.98%	21,091
2015*	10.000000	9.499325	-0.05%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.857137	22.545497	26.25%	220,430
2019	13.700769	17.857137	30.34%	208,043
2018	15.955877	13.700769	-14.13%	208,416
2017	11.804819	15.955877	35.16%	4,787
2016	11.924473	11.804819	-1.00%	4,787
2015	11.600680	11.924473	2.79%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.897257	13.416890	12.77%	20,669
2019	9.356970	11.897257	27.15%	27,470
2018	11.129957	9.356970	-15.93%	22,498
2017	9.146461	11.129957	21.69%	22,565
2016	9.289363	9.146461	-1.54%	3,112
2015*	10.000000	9.289363	-0.07%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	13.102563	15.542120	18.62%	36,617
2019	10.476924	13.102563	25.06%	40,667
2018	11.812056	10.476924	-11.30%	44,471
2017	10.458252	11.812056	12.94%	31,897
2016	8.963616	10.458252	16.67%	23,204
2015*	10.000000	8.963616	-0.10%	14,112
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.678298	14.015476	20.01%	13,001
2019	9.205355	11.678298	26.86%	14,648
2018	11.541213	9.205355	-20.24%	15,208
2017	9.205487	11.541213	25.37%	15,016
2016	9.543337	9.205487	-3.54%	8,759
2015*	10.000000	9.543337	-0.05%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.461880	17.457975	12.91%	13,400
2019	12.805626	15.461880	20.74%	14,803
2018	13.658916	12.805626	-6.25%	16,291
2017	11.647389	13.658916	17.27%	18,108
2016	12.056592	11.647389	-3.39%	18,108
2015	13.267285	12.056592	-9.13%	0
67

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.102478	3.821887	-37.37%	66,383
2019	5.947950	6.102478	2.60%	5,742
2018	9.108716	5.947950	-34.70%	9,570
2017	10.516265	9.108716	-13.38%	0
2016	7.882600	10.516265	33.41%	0
2015*	10.000000	7.882600	-0.21%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	14.425554	16.309540	13.06%	136,757
2019	11.898930	14.425554	21.23%	30,191
2018	11.949943	11.898930	-0.43%	41,466
2017	10.201989	11.949943	17.13%	41,466
2016	9.862784	10.201989	3.44%	0
2015*	10.000000	9.862784	-0.01%	0
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.907368	21.161156	18.17%	99,237
2019	13.362899	17.907368	34.01%	52,770
2018	13.568366	13.362899	-1.51%	35,955
2017	10.767757	13.568366	26.01%	9,856
2016	9.687303	10.767757	11.15%	10,029
2015*	10.000000	9.687303	-0.03%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.964149	11.985354	9.31%	16,632
2019	10.119313	10.964149	8.35%	6,911
2018	10.339547	10.119313	-2.13%	6,088
2017	10.089654	10.339547	2.48%	7,487
2016	9.954750	10.089654	1.36%	6,520
2015*	10.000000	9.954750	0.00%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	23.450173	35.045987	49.45%	84,915
2019	16.331509	23.450173	43.59%	48,415
2018	16.323875	16.331509	0.05%	38,746
2017	11.360831	16.323875	43.69%	25,104
2016	10.063973	11.360831	12.89%	16,711
2015*	10.000000	10.063973	0.01%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	12.406272	14.195041	14.42%	16,472
2019	10.733369	12.406272	15.59%	16,472
2018	11.555124	10.733369	-7.11%	16,472
2017	9.973689	11.555124	15.86%	16,472
2016	9.504304	9.973689	4.94%	16,472
2015*	10.000000	9.504304	-0.05%	0
68

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	12.053658	12.574387	4.32%	0
2019	10.639043	12.053658	13.30%	0
2018	11.285471	10.639043	-5.73%	13,658
2017	10.189104	11.285471	10.76%	0
2016	9.676148	10.189104	5.30%	0
2015*	10.000000	9.676148	-0.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.622762	10.398194	-2.11%	94,018
2019	9.068600	10.622762	17.14%	85,471
2018	11.230837	9.068600	-19.25%	58,638
2017	8.861134	11.230837	26.74%	57,555
2016	7.399330	8.861134	19.76%	28,882
2015	9.334971	7.399330	-20.74%	7,088
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.966733	13.968767	16.73%	188,510
2019	9.675103	11.966733	23.69%	184,998
2018	10.672809	9.675103	-9.35%	184,998
2017	9.280421	10.672809	15.00%	184,998
2016	9.272901	9.280421	0.08%	0
2015*	10.000000	9.272901	-0.07%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	15.506245	21.971880	41.70%	56,105
2019	12.357861	15.506245	25.48%	28,728
2018	12.076939	12.357861	2.33%	13,937
2017	9.829742	12.076939	22.86%	0
2016	9.393458	9.829742	4.64%	0
2015*	10.000000	9.393458	-0.06%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	12.069310	12.818727	6.21%	33,708
2019	10.676593	12.069310	13.04%	30,183
2018	11.236481	10.676593	-4.98%	19,624
2017	10.451790	11.236481	7.51%	20,300
2016	9.137826	10.451790	14.38%	7,774
2015	9.812606	9.137826	-6.88%	4,298
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.739032	10.981106	2.25%	88,547
2019	10.309886	10.739032	4.16%	163,111
2018	10.280481	10.309886	0.29%	170,658
2017	10.146288	10.280481	1.32%	132,197
2016	9.889921	10.146288	2.59%	98,093
2015*	10.000000	9.889921	-0.01%	12,801
69

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	11.137605	11.863070	6.51%	55,478
2019	10.361688	11.137605	7.49%	42,600
2018	10.559402	10.361688	-1.87%	41,073
2017	10.253507	10.559402	2.98%	40,678
2016	9.918372	10.253507	3.38%	12,408
2015*	10.000000	9.918372	-0.01%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	14.178419	19.058347	34.42%	0
2019	11.718206	14.178419	20.99%	5,344
2018	12.133379	11.718206	-3.42%	5,257
2017	10.964761	12.133379	10.66%	10,618
2016*	10.000000	10.964761	0.10%	6,717
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	13.053861	13.670476	4.72%	8,737
2019	10.549374	13.053861	23.74%	13,744
2018	10.554757	10.549374	-0.05%	23,270
2017	9.297462	10.554757	13.52%	9,685
2016	8.429804	9.297462	10.29%	9,254
2015*	10.000000	8.429804	-0.16%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	14.324879	16.342398	14.08%	26,321
2019	11.210750	14.324879	27.78%	14,291
2018	12.289290	11.210750	-8.78%	14,429
2017	10.288335	12.289290	19.45%	14,582
2016	9.592120	10.288335	7.26%	14,924
2015*	10.000000	9.592120	-0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	13.638207	14.331717	5.09%	4,507
2019	12.034088	13.638207	13.33%	4,615
2018	12.750145	12.034088	-5.62%	0
2017	11.628273	12.750145	9.65%	0
2016	11.065807	11.628273	5.08%	0
2015	11.445757	11.065807	-3.32%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.891058	12.472360	14.52%	13,236
2019*	10.000000	10.891058	8.91%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	14.122009	16.831268	19.18%	706,782
2019	11.335248	14.122009	24.58%	667,803
2018	12.664476	11.335248	-10.50%	619,733
2017	10.071616	12.664476	25.74%	105,322
2016	9.781987	10.071616	2.96%	71,837
2015*	10.000000	9.781987	-0.02%	0
70

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.362785	33.63%	39,408
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.690338	14.072347	2.79%	59,758
2019	10.563954	13.690338	29.59%	31,013
2018	12.055140	10.563954	-12.37%	24,330
2017	10.720788	12.055140	12.45%	16,503
2016	9.340194	10.720788	14.78%	13,027
2015*	10.000000	9.340194	-0.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	13.591700	14.221857	4.64%	56,325
2019	12.006914	13.591700	13.20%	52,947
2018	13.028173	12.006914	-7.84%	40,649
2017	11.990277	13.028173	8.66%	43,416
2016	10.935740	11.990277	9.64%	20,045
2015	11.160643	10.935740	-2.02%	7,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	13.384121	13.079861	-2.27%	0
2019	10.556955	13.384121	26.78%	0
2018	11.559938	10.556955	-8.68%	11,424
2017	10.359292	11.559938	11.59%	14,073
2016	9.087717	10.359292	13.99%	0
2015	10.643491	9.087717	-14.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	14.260862	12.039717	-15.58%	85,491
2019	12.183386	14.260862	17.05%	76,296
2018	13.386097	12.183386	-8.98%	68,261
2017	12.305973	13.386097	8.78%	51,525
2016	12.035404	12.305973	2.25%	22,993
2015	12.313176	12.035404	-2.26%	11,071
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	14.047097	15.438403	9.90%	0
2019	12.032698	14.047097	16.74%	3,385
2018	13.000751	12.032698	-7.45%	0
2017	11.306776	13.000751	14.98%	0
2016	10.809613	11.306776	4.60%	0
2015	11.663882	10.809613	-7.32%	0
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.652794	22.895267	114.92%	106,295
2019*	10.000000	10.652794	6.53%	0
71

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	17.392559	25.997753	49.48%	5,155
2019	13.205353	17.392559	31.71%	4,947
2018	15.983597	13.205353	-17.38%	4,947
2017	12.841151	15.983597	24.47%	3,419
2016	13.279162	12.841151	-3.30%	0
2015	13.481208	13.279162	-1.50%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.143288	21.257738	11.05%	268,531
2019	15.985269	19.143288	19.76%	201,519
2018	16.967898	15.985269	-5.79%	236,046
2017	14.778947	16.967898	14.81%	193,364
2016	13.674642	14.778947	8.08%	89,558
2015	13.657463	13.674642	0.13%	15,736
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.055905	11.971052	8.28%	186,187
2019	10.231578	11.055905	8.06%	91,381
2018	10.431745	10.231578	-1.92%	78,886
2017	10.193556	10.431745	2.34%	18,670
2016	10.015256	10.193556	1.78%	4,465
2015*	10.000000	10.015256	0.00%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	15.044352	19.381001	28.83%	591,834
2019	11.257959	15.044352	33.63%	448,442
2018	12.536217	11.257959	-10.20%	445,693
2017	9.653904	12.536217	29.86%	68,508
2016	9.718249	9.653904	-0.66%	6,518
2015*	10.000000	9.718249	-0.03%	44,638
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	17.255313	25.918969	50.21%	315,889
2019	13.357730	17.255313	29.18%	259,513
2018	13.561886	13.357730	-1.51%	211,116
2017	10.702790	13.561886	26.71%	97,557
2016	9.897244	10.702790	8.14%	37,670
2015*	10.000000	9.897244	-0.01%	49,259
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.595096	17.484748	12.12%	162,852
2019	12.516265	15.595096	24.60%	159,221
2018	12.906147	12.516265	-3.02%	130,745
2017	10.675661	12.906147	20.89%	87,797
2016	9.692328	10.675661	10.15%	34,805
2015*	10.000000	9.692328	-0.03%	8,984
72

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	11.342126	11.702295	3.18%	49,695
2019	10.478632	11.342126	8.24%	54,433
2018	10.822749	10.478632	-3.18%	34,553
2017	10.265335	10.822749	5.43%	33,282
2016	9.529142	10.265335	7.73%	17,605
2015	9.896868	9.529142	-3.72%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.878213	17.325940	9.12%	2,731
2019	12.412077	15.878213	27.93%	0
2018	12.553874	12.412077	-1.13%	0
2017	10.529518	12.553874	19.23%	0
2016	9.553581	10.529518	10.22%	0
2015*	10.000000	9.553581	-0.04%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	14.433356	14.789736	2.47%	41,174
2019	11.461764	14.433356	25.93%	46,971
2018	12.492519	11.461764	-8.25%	34,851
2017	10.705691	12.492519	16.69%	5,351
2016	9.183373	10.705691	16.58%	0
2015*	10.000000	9.183373	-0.08%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.530492	13.095523	13.57%	20,512
2019	10.117296	11.530492	13.97%	14,577
2018	11.148917	10.117296	-9.25%	14,531
2017	9.494113	11.148917	17.43%	13,846
2016	9.298686	9.494113	2.10%	14,171
2015*	10.000000	9.298686	-0.07%	13,470
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	20.717261	23.121012	11.60%	10,644
2019	16.856117	20.717261	22.91%	5,296
2018	19.048214	16.856117	-11.51%	14,153
2017	16.036142	19.048214	18.78%	19,915
2016	14.924989	16.036142	7.44%	0
2015	15.321643	14.924989	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	16.331885	17.760546	8.75%	7,065
2019	14.178014	16.331885	15.19%	74,776
2018	15.250892	14.178014	-7.03%	6,534
2017	13.727001	15.250892	11.10%	0
2016	13.047410	13.727001	5.21%	0
2015	13.300145	13.047410	-1.90%	0
73

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	18.555223	20.507105	10.52%	32,452
2019	15.564082	18.555223	19.22%	32,093
2018	17.092982	15.564082	-8.94%	5,800
2017	14.886274	17.092982	14.82%	28,647
2016	13.989308	14.886274	6.41%	0
2015	14.299208	13.989308	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.446792	14.344811	6.68%	43,041
2019	12.254461	13.446792	9.73%	43,041
2018	12.690686	12.254461	-3.44%	43,041
2017	12.034029	12.690686	5.46%	43,041
2016	11.601744	12.034029	3.73%	0
2015	11.787700	11.601744	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.268445	12.777422	4.15%	25,400
2019	10.868098	12.268445	12.88%	25,415
2018	11.788419	10.868098	-7.81%	0
2017	10.359559	11.788419	13.79%	27,649
2016	9.898146	10.359559	4.66%	0
2015	10.430891	9.898146	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.690202	13.508313	6.45%	0
2019	11.089519	12.690202	14.43%	0
2018	12.036449	11.089519	-7.87%	0
2017	10.305866	12.036449	16.79%	0
2016	9.786042	10.305866	5.31%	0
2015	10.375918	9.786042	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	17.460954	19.163158	9.75%	0
2019	14.906036	17.460954	17.14%	0
2018	16.181190	14.906036	-7.88%	0
2017	14.319279	16.181190	13.00%	0
2016	13.529915	14.319279	5.83%	0
2015	13.792904	13.529915	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	19.444432	21.642786	11.31%	30,672
2019	16.044327	19.444432	21.19%	8,429
2018	17.881992	16.044327	-10.28%	0
2017	15.274837	17.881992	17.07%	9,169
2016	14.318482	15.274837	6.68%	0
2015	14.662278	14.318482	-2.34%	0
74

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.410532	16.663123	8.13%	0
2019	13.597938	15.410532	13.33%	0
2018	14.401089	13.597938	-5.58%	0
2017	13.217603	14.401089	8.95%	0
2016	12.576315	13.217603	5.10%	0
2015	12.820681	12.576315	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	11.021040	11.713745	6.29%	916,700
2019	10.254489	11.021040	7.48%	487,631
2018	10.380693	10.254489	-1.22%	97,144
2017	10.152595	10.380693	2.25%	47,326
2016	10.012931	10.152595	1.39%	0
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	10.133754	10.568047	4.29%	5,121
2019	9.086094	10.133754	11.53%	22,069
2018	10.869809	9.086094	-16.41%	8,205
2017	8.933289	10.869809	21.68%	6,197
2016	8.910279	8.933289	0.26%	3,340
2015*	10.000000	8.910279	-0.11%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.266968	11.927714	5.86%	0
2019	10.454305	11.266968	7.77%	0
2018	10.617458	10.454305	-1.54%	0
2017	10.278643	10.617458	3.30%	14,515
2016	9.872391	10.278643	4.12%	0
2015*	10.000000	9.872391	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.187700	13.176492	8.11%	12,930
2019	11.216143	12.187700	8.66%	14,445
2018	11.479686	11.216143	-2.30%	0
2017	11.157537	11.479686	2.89%	0
2016	10.889666	11.157537	2.46%	0
2015	11.040128	10.889666	-1.36%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.700556	11.006619	2.86%	56,347
2019	10.125446	10.700556	5.68%	24,363
2018*	10.000000	10.125446	1.25%	23,842
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.605706	14.123097	12.04%	75,407
2019	10.364633	12.605706	21.62%	67,944
2018	12.695330	10.364633	-18.36%	7,168
2017	9.066538	12.695330	40.02%	7,168
2016	8.507818	9.066538	6.57%	7,168
2015*	10.000000	8.507818	-0.15%	0
75

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.500818	13.140149	5.11%	20,703
2019	10.988260	12.500818	13.77%	12,963
2018	11.425627	10.988260	-3.83%	6,176
2017	10.793978	11.425627	5.85%	6,399
2016	9.536286	10.793978	13.19%	5,887
2015	9.875518	9.536286	-3.44%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.441942	10.952331	4.89%	148,720
2019	9.934738	10.441942	5.11%	710,129
2018	10.045702	9.934738	-1.10%	15,060
2017	9.949269	10.045702	0.97%	0
2016	9.986300	9.949269	-0.37%	0
2015*	10.000000	9.986300	0.00%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	9.444238	9.381089	-0.67%	343,895
2019	9.381882	9.444238	0.66%	506,803
2018	9.356337	9.381882	0.27%	115,798
2017	9.415999	9.356337	-0.63%	177,360
2016	9.496304	9.415999	-0.85%	688,936
2015	9.577714	9.496304	-0.85%	127,024
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.474136	12.250910	6.77%	44,838
2019	9.731873	11.474136	17.90%	24,848
2018	11.521163	9.731873	-15.53%	12,426
2017	9.143980	11.521163	26.00%	0
2016	9.164085	9.143980	-0.22%	0
2015*	10.000000	9.164085	-0.08%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	12.224542	13.033824	6.62%	937,306
2019	10.125171	12.224542	20.73%	672,439
2018	11.848651	10.125171	-14.55%	304,069
2017	9.568738	11.848651	23.83%	183,172
2016	9.562319	9.568738	0.07%	0
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.404746	16.112777	11.86%	0
2019	11.741703	14.404746	22.68%	0
2018	12.993435	11.741703	-9.63%	0
2017	11.065274	12.993435	17.43%	0
2016	10.194683	11.065274	8.54%	0
2015	10.385738	10.194683	-1.84%	0
76

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.759613	13.841143	8.48%	0
2019	11.157343	12.759613	14.36%	0
2018	11.827050	11.157343	-5.66%	0
2017	10.733466	11.827050	10.19%	0
2016	10.183425	10.733466	5.40%	0
2015	10.288587	10.183425	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.709017	15.171772	10.67%	175,646
2019	11.527844	13.709017	18.92%	87,997
2018	12.431598	11.527844	-7.27%	87,997
2017	10.920708	12.431598	13.84%	87,997
2016	10.222905	10.920708	6.83%	0
2015	10.365674	10.222905	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.605600	12.279662	5.81%	136,206
2019	10.686379	11.605600	8.60%	100,250
2018	10.976438	10.686379	-2.64%	102,005
2017	10.475033	10.976438	4.79%	49,713
2016	10.132573	10.475033	3.38%	0
2015	10.192447	10.132573	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.430300	12.886670	3.67%	82,376
2019	11.094732	12.430300	12.04%	82,438
2018	11.857401	11.094732	-6.43%	0
2017	10.487329	11.857401	13.06%	0
2016	10.005898	10.487329	4.81%	0
2015	10.429727	10.005898	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.990263	13.694866	5.42%	0
2019	11.368180	12.990263	14.27%	0
2018	12.205084	11.368180	-6.86%	0
2017	10.524237	12.205084	15.97%	0
2016	9.924417	10.524237	6.04%	0
2015	10.421674	9.924417	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.285640	14.535362	9.41%	579,012
2019	11.380138	13.285640	16.74%	549,780
2018	12.169439	11.380138	-6.49%	344,058
2017	10.868542	12.169439	11.97%	286,561
2016	10.230701	10.868542	6.23%	157,896
2015	10.353063	10.230701	-1.18%	89,389
77

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.017237	15.611532	11.37%	0
2019	11.604396	14.017237	20.79%	0
2018	12.684483	11.604396	-8.52%	0
2017	10.964264	12.684483	15.69%	48,494
2016	10.193463	10.964264	7.56%	0
2015	10.356429	10.193463	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.423671	13.371573	7.63%	215,102
2019	11.041449	12.423671	12.52%	61,028
2018	11.568331	11.041449	-4.55%	61,028
2017	10.683196	11.568331	8.29%	61,028
2016	10.193231	10.683196	4.81%	0
2015	10.283755	10.193231	-0.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.505487	11.158285	6.21%	79,529
2019*	10.000000	10.505487	5.05%	5,265
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.807270	12.404165	14.78%	0
2019*	10.000000	10.807270	8.07%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.099144	10.164455	0.65%	24,626
2019*	10.000000	10.099144	0.99%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	28.630642	36.879605	28.81%	1,549
2019	22.175091	28.630642	29.11%	0
2018	23.141567	22.175091	-4.18%	0
2017	17.970168	23.141567	28.78%	0
2016	17.770186	17.970168	1.13%	0
2015	17.378640	17.770186	2.25%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.459855	14.291863	6.18%	3,298
2019	11.410659	13.459855	17.96%	0
2018	12.091893	11.410659	-5.63%	0
2017	10.374308	12.091893	16.56%	0
2016	9.639114	10.374308	7.63%	0
2015*	10.000000	9.639114	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.773766	15.670793	6.07%	113,548
2019	12.215179	14.773766	20.95%	99,371
2018	12.646075	12.215179	-3.41%	99,371
2017	10.480340	12.646075	20.66%	43,701
2016	9.605128	10.480340	9.11%	0
2015*	10.000000	9.605128	-0.04%	0
78

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.891721	19.851252	17.52%	163,660
2019	12.405314	16.891721	36.17%	159,645
2018	12.708026	12.405314	-2.38%	49,075
2017	10.086463	12.708026	25.99%	26,082
2016	9.845415	10.086463	2.45%	21,856
2015*	10.000000	9.845415	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.830866	13.904451	0.53%	7,673
2019	11.011364	13.830866	25.61%	7,349
2018	12.268113	11.011364	-10.24%	7,447
2017	11.410226	12.268113	7.52%	11,441
2016	9.572887	11.410226	19.19%	5,033
2015*	10.000000	9.572887	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.820002	18.20%	37,492
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.676096	16.459750	12.15%	628,382
2019	11.780151	14.676096	24.58%	618,130
2018	13.408080	11.780151	-12.14%	323,279
2017	11.679764	13.408080	14.80%	231,975
2016	9.792754	11.679764	19.27%	48,280
2015	10.133509	9.792754	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	25.275889	24.774237	-1.98%	5,699
2019	20.584090	25.275889	22.79%	8,469
2018	23.906468	20.584090	-13.90%	4,029
2017	21.179830	23.906468	12.87%	4,029
2016	18.165032	21.179830	16.60%	4,029
2015	18.865116	18.165032	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	14.486297	20.182386	39.32%	30,658
2019	10.792439	14.486297	34.23%	19,583
2018	11.859897	10.792439	-9.00%	8,311
2017	9.596178	11.859897	23.59%	8,311
2016	8.956500	9.596178	7.14%	8,311
2015*	10.000000	8.956500	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.990658	12.477342	4.06%	13,923
2019	10.189022	11.990658	17.68%	1,972
2018	12.400163	10.189022	-17.83%	2,014
2017	11.499608	12.400163	7.83%	2,061
2016	9.233003	11.499608	24.55%	2,164
2015*	10.000000	9.233003	-0.08%	0
79

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	13.418811	16.279149	21.32%	79,126
2019	10.796533	13.418811	24.29%	79,540
2018	12.492888	10.796533	-13.58%	70,559
2017	11.130564	12.492888	12.24%	70,559
2016	9.160620	11.130564	21.50%	7,997
2015*	10.000000	9.160620	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.339838	18.371995	12.44%	14,018
2019	12.866258	16.339838	27.00%	21,186
2018	13.661235	12.866258	-5.82%	14,018
2017	11.043651	13.661235	23.70%	0
2016*	10.000000	11.043651	0.10%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.530916	16.329007	12.37%	0
2019	11.627063	14.530916	24.97%	0
2018	12.459258	11.627063	-6.68%	0
2017	10.616268	12.459258	17.36%	0
2016	9.724049	10.616268	9.18%	0
2015*	10.000000	9.724049	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.343028	14.345960	-6.50%	139,795
2019	11.862905	15.343028	29.34%	72,595
2018	12.471100	11.862905	-4.88%	32,685
2017	11.849801	12.471100	5.24%	22,722
2016	11.150863	11.849801	6.27%	15,590
2015	11.921231	11.150863	-6.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.654041	19.516630	17.19%	2,148,464
2019	12.806719	16.654041	30.04%	2,039,239
2018	13.542543	12.806719	-5.43%	1,189,338
2017	11.238687	13.542543	20.50%	705,105
2016	10.150712	11.238687	10.72%	186,572
2015	10.120028	10.150712	0.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.575903	10.782968	1.96%	92,774
2019	10.247722	10.575903	3.20%	77,047
2018	10.251954	10.247722	-0.04%	58,661
2017	10.178860	10.251954	0.72%	67,874
2016	10.016312	10.178860	1.62%	28,407
2015	10.136746	10.016312	-1.19%	0
80

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	14.241227	16.847918	18.30%	564,990
2019	11.494327	14.241227	23.90%	488,579
2018	13.076741	11.494327	-12.10%	333,386
2017	11.550563	13.076741	13.21%	233,581
2016	9.637841	11.550563	19.85%	55,962
2015	10.219353	9.637841	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	28.166353	44.822244	59.13%	5,742
2019	20.760185	28.166353	35.67%	1,654
2018	22.526786	20.760185	-7.84%	1,689
2017	17.815975	22.526786	26.44%	1,728
2016	16.942356	17.815975	5.16%	1,815
2015	17.146849	16.942356	-1.19%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.410251	11.174190	7.34%	0
2019	9.109453	10.410251	14.28%	0
2018	9.856481	9.109453	-7.58%	0
2017	9.318166	9.856481	5.78%	0
2016	9.458831	9.318166	-1.49%	0
2015	10.048368	9.458831	-5.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.667423	13.552949	6.99%	0
2019	11.433337	12.667423	10.79%	0
2018	12.196198	11.433337	-6.25%	0
2017	10.849042	12.196198	12.42%	0
2016	9.691162	10.849042	11.95%	0
2015	10.763126	9.691162	-9.96%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.392394	6.415921	0.37%	28,969
2019	5.789969	6.392394	10.40%	20,165
2018	6.806534	5.789969	-14.94%	0
2017	6.727004	6.806534	1.18%	0
2016	5.906153	6.727004	13.90%	0
2015	8.013181	5.906153	-26.29%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	11.087182	11.509110	3.81%	19,803
2019	10.666668	11.087182	3.94%	20,927
2018	10.659853	10.666668	0.06%	27,861
2017	10.248240	10.659853	4.02%	5,749
2016	9.878204	10.248240	3.75%	0
2015	10.144249	9.878204	-2.62%	0
81

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	15.371802	16.243971	5.67%	58,485
2019	13.522239	15.371802	13.68%	36,055
2018	14.330290	13.522239	-5.64%	17,004
2017	13.165224	14.330290	8.85%	11,670
2016	11.728127	13.165224	12.25%	8,102
2015	12.115220	11.728127	-3.20%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	11.131622	11.741831	5.48%	491,957
2019	10.351381	11.131622	7.54%	519,836
2018	10.410808	10.351381	-0.57%	496,963
2017*	10.000000	10.410808	4.11%	15,062
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.858266	11.352407	4.55%	154,981
2019	10.244271	10.858266	5.99%	21,622
2018	10.128407	10.244271	1.14%	8,243
2017*	10.000000	10.128407	1.28%	4,983
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.734486	12.875267	9.72%	891
2019	11.069354	11.734486	6.01%	5,388
2018	11.638882	11.069354	-4.89%	8,388
2017	10.600460	11.638882	9.80%	2,463
2016	10.389446	10.600460	2.03%	2,587
2015	11.288506	10.389446	-7.96%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.470297	10.603500	1.27%	126,382
2019	10.282807	10.470297	1.82%	73,985
2018	10.225514	10.282807	0.56%	35,678
2017	10.080564	10.225514	1.44%	9,963
2016	9.941134	10.080564	1.40%	5,201
2015*	10.000000	9.941134	-0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	12.149868	13.074300	7.61%	275,162
2019	11.320395	12.149868	7.33%	263,313
2018	11.490957	11.320395	-1.48%	224,759
2017	11.056595	11.490957	3.93%	124,954
2016	10.870278	11.056595	1.71%	87,189
2015	10.926799	10.870278	-0.52%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.544758	35.45%	0
82

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.648236	15.366479	4.90%	79,518
2019	11.329231	14.648236	29.30%	41,120
2018	12.486844	11.329231	-9.27%	26,395
2017	10.603109	12.486844	17.77%	7,866
2016	9.409887	10.603109	12.68%	7,866
2015*	10.000000	9.409887	-0.06%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	25.045101	26.713257	6.66%	0
2019	20.648891	25.045101	21.29%	0
2018	23.700026	20.648891	-12.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	12.379107	12.260753	-0.96%	266
2019	9.748316	12.379107	26.99%	0
2018	11.208593	9.748316	-13.03%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	13.072070	16.754460	28.17%	130,410
2019	10.249664	13.072070	27.54%	101,696
2018	10.250126	10.249664	0.00%	74,737
2017	8.120356	10.250126	26.23%	31,041
2016	9.172683	8.120356	-11.47%	19,332
2015*	10.000000	9.172683	-0.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.470544	12.212257	6.47%	24,213
2019	10.896967	11.470544	5.26%	5,607
2018	10.262766	10.896967	6.18%	5,607
2017	10.091738	10.262766	1.69%	5,607
2016	9.935357	10.091738	1.57%	0
2015	10.112060	9.935357	-1.75%	0
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	10.006529	11.597813	15.90%	7,134
2019	7.749468	10.006529	29.13%	0
2018*	10.000000	7.749468	-22.51%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.526619	8.867676	17.82%	103,891
2019	6.805404	7.526619	10.60%	93,319
2018	9.589713	6.805404	-29.03%	47,994
2017	9.866211	9.589713	-2.80%	47,307
2016	6.938398	9.866211	42.20%	24,216
2015*	10.000000	6.938398	-0.31%	9,221
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.324910	16.940532	37.45%	16,939
2019	8.959157	12.324910	37.57%	16,144
2018	10.832157	8.959157	-17.29%	0
2017*	10.000000	10.832157	8.32%	0
83

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.827383	10.569053	-2.39%	55,297
2019*	10.000000	10.827383	8.27%	23,545
84

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.776239	8.822265	0.52%	0
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.876985	6.536612	-26.36%	2,882
2019	7.495820	8.876985	18.43%	2,916
2018	9.405438	7.495820	-20.30%	2,711
2017	9.643754	9.405438	-2.47%	2,523
2016	6.963995	9.643754	38.48%	642
2015	11.407052	6.963995	-38.95%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.361652	16.505681	7.45%	153
2019	11.169515	15.361652	37.53%	214
2018	12.985256	11.169515	-13.98%	61
2017	10.565378	12.985256	22.90%	782
2016	9.948993	10.565378	6.20%	0
2015	10.250915	9.948993	-2.95%	504
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.536754	11.353049	7.75%	4,464
2019	9.837715	10.536754	7.11%	4,409
2018	10.293837	9.837715	-4.43%	3,869
2017	10.095378	10.293837	1.97%	972
2016	9.832866	10.095378	2.67%	296
2015	10.250846	9.832866	-4.08%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	12.952463	29.52%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.027650	30.28%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.336635	11.608306	2.40%	10,628
2019	9.800162	11.336635	15.68%	8,445
2018	10.744352	9.800162	-8.79%	5,125
2017	9.697450	10.744352	10.80%	139
2016	9.500140	9.697450	2.08%	804
2015	9.835857	9.500140	-3.41%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.822554	20.135008	27.26%	7,206
2019	12.258025	15.822554	29.08%	2,237
2018	13.975115	12.258025	-12.29%	2,139
2017	11.310610	13.975115	23.56%	1,953
2016	11.291203	11.310610	0.17%	0
2015	11.482875	11.291203	-1.67%	0
85

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.050419	13.470387	11.78%	12,662
2019	9.988391	12.050419	20.64%	6,199
2018	11.729734	9.988391	-14.85%	5,477
2017	9.041987	11.729734	29.73%	3,553
2016	8.906763	9.041987	1.52%	477
2015*	10.000000	8.906763	-10.93%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	12.968768	15.725786	21.26%	8,075
2019	10.236593	12.968768	26.69%	2,766
2018	12.139109	10.236593	-15.67%	1,652
2017	9.563100	12.139109	26.94%	1,551
2016	9.256321	9.563100	3.31%	441
2015*	10.000000	9.256321	-7.44%	766
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	13.647613	14.559516	6.68%	23,506
2019	11.464925	13.647613	19.04%	26,056
2018	12.800111	11.464925	-10.43%	12,966
2017	11.151647	12.800111	14.78%	11,105
2016	9.568431	11.151647	16.55%	8,426
2015*	10.000000	9.568431	-4.32%	7,490
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.741574	12.357605	5.25%	31,335
2019	10.393791	11.741574	12.97%	36,420
2018	10.883502	10.393791	-4.50%	35,885
2017	10.334087	10.883502	5.32%	10,836
2016	9.313145	10.334087	10.96%	6,098
2015*	10.000000	9.313145	-6.87%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.484092	11.192004	6.75%	10,087
2019	9.766610	10.484092	7.35%	10,368
2018	10.003539	9.766610	-2.37%	6,416
2017	9.854941	10.003539	1.51%	395
2016*	10.000000	9.854941	-1.45%	396
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.530227	14.800684	1.86%	0
2019	11.590968	14.530227	25.36%	423
2018	12.730689	11.590968	-8.95%	433
2017	11.111319	12.730689	14.57%	433
2016*	10.000000	11.111319	11.11%	440
86

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.335901	17.019229	18.72%	9,981
2019	12.378532	14.335901	15.81%	10,194
2018	13.619598	12.378532	-9.11%	8,983
2017	12.178036	13.619598	11.84%	8,981
2016	11.927909	12.178036	2.10%	2,003
2015	12.250671	11.927909	-2.63%	1,257
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.051169	13.842873	6.07%	973
2019	11.071807	13.051169	17.88%	5,396
2018	13.353207	11.071807	-17.09%	1,500
2017	11.801561	13.353207	13.15%	1,500
2016	10.415622	11.801561	13.31%	2,421
2015	10.863731	10.415622	-4.12%	922
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.017516	11.519112	4.55%	1,944
2019	9.613886	11.017516	14.60%	1,637
2018	10.183290	9.613886	-5.59%	1,578
2017*	10.000000	10.183290	1.83%	51
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.258161	12.755556	-3.79%	7,746
2019	10.554836	13.258161	25.61%	3,643
2018	12.922577	10.554836	-18.32%	2,433
2017	11.756427	12.922577	9.92%	965
2016	9.118521	11.756427	28.93%	215
2015*	10.000000	9.118521	-8.81%	517
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.782778	10.816877	0.32%	27,962
2019	10.238896	10.782778	5.31%	38,680
2018	10.420575	10.238896	-1.74%	19,736
2017	10.242317	10.420575	1.74%	15,492
2016	9.558575	10.242317	7.15%	981
2015*	10.000000	9.558575	-4.41%	472
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.277046	10.634332	3.48%	5,314
2019*	10.000000	10.277046	2.77%	402
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.451436	13.452987	28.72%	1,075
2019	8.225458	10.451436	27.06%	1,114
2018*	10.000000	8.225458	-17.75%	273
87

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.314342	15.992190	20.11%	82,492
2019	10.907355	13.314342	22.07%	36,716
2018	11.606839	10.907355	-6.03%	3,586
2017	10.163078	11.606839	14.21%	7,036
2016	9.659009	10.163078	5.22%	0
2015*	10.000000	9.659009	-3.41%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	14.512983	18.589114	28.09%	13,103
2019	11.240851	14.512983	29.11%	142
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.550123	15.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.677268	15.531297	5.82%	13,522
2019	11.507884	14.677268	27.54%	33,366
2018	12.886674	11.507884	-10.70%	6,183
2017	11.235772	12.886674	14.69%	4,222
2016*	10.000000	11.235772	12.36%	1,911
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.334204	24.472896	41.18%	53,965
2019	13.155267	17.334204	31.77%	95,433
2018	13.435320	13.155267	-2.08%	75,399
2017	10.132288	13.435320	32.60%	17,279
2016	10.245461	10.132288	-1.10%	3,480
2015*	10.000000	10.245461	2.45%	813
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.685980	11.472718	7.36%	5,352
2019	9.931274	10.685980	7.60%	30,391
2018	10.178941	9.931274	-2.43%	31,220
2017	9.951958	10.178941	2.28%	1,070
2016*	10.000000	9.951958	-0.48%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.243296	11.223532	-8.33%	3,996
2019	10.125055	12.243296	20.92%	1,036
2018	11.006378	10.125055	-8.01%	627
2017	10.783787	11.006378	2.06%	635
2016	10.395987	10.783787	3.73%	1,139
2015*	10.000000	10.395987	3.96%	503
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.135546	11.735939	5.39%	45,679
2019	10.232060	11.135546	8.83%	47,699
2018	10.706911	10.232060	-4.43%	20,710
2017	10.122275	10.706911	5.78%	9,768
2016	9.527725	10.122275	6.24%	21,336
2015	9.878838	9.527725	-3.55%	4,188
88

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.056532	20.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.651762	18.300219	9.90%	4,577
2019	14.125827	16.651762	17.88%	9,218
2018	15.898164	14.125827	-11.15%	9,181
2017	14.434997	15.898164	10.14%	9,186
2016	12.967322	14.434997	11.32%	97
2015	14.058379	12.967322	-7.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.866728	12.742203	-0.97%	9,765
2019	11.272363	12.866728	14.14%	25,226
2018	11.978092	11.272363	-5.89%	12,303
2017	11.104331	11.978092	7.87%	10,114
2016	9.901558	11.104331	12.15%	2,175
2015	10.831818	9.901558	-8.59%	845
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.134290	13.280612	-6.04%	3,940
2019	11.555522	14.134290	22.32%	93
2018	13.235236	11.555522	-12.69%	93
2017	12.391245	13.235236	6.81%	93
2016	11.231074	12.391245	10.33%	0
2015	11.852145	11.231074	-5.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.580821	8.925075	-6.84%	26,745
2019	9.549320	9.580821	0.33%	32,945
2018	9.525822	9.549320	0.25%	26,012
2017	9.502210	9.525822	0.25%	18,616
2016	9.385395	9.502210	1.24%	13,349
2015*	10.000000	9.385395	-6.15%	6,522
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.489074	11.764310	2.40%	0
2019	10.436101	11.489074	10.09%	898
2018	11.093151	10.436101	-5.92%	898
2017	9.971319	11.093151	11.25%	0
2016	9.716673	9.971319	2.62%	0
2015	10.489923	9.716673	-7.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.625858	9.503236	-1.27%	5,210
2019	9.609208	9.625858	0.17%	932
2018	9.639427	9.609208	-0.31%	932
2017	9.679150	9.639427	-0.41%	932
2016	9.747428	9.679150	-0.70%	0
2015	9.967273	9.747428	-2.21%	0
89

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.042786	10.540772	4.96%	4,457
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.276195	6.332976	0.90%	2,141
2019	5.901026	6.276195	6.36%	3,191
2018	6.596049	5.901026	-10.54%	5,340
2017	6.169109	6.596049	6.92%	5,649
2016	7.358894	6.169109	-16.17%	5,508
2015	7.599995	7.358894	-3.17%	3,733
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.748055	14.187601	3.20%	208
2019	13.245152	13.748055	3.80%	208
2018	15.469797	13.245152	-14.38%	208
2017	13.694520	15.469797	12.96%	208
2016	13.833010	13.694520	-1.00%	0
2015	13.890053	13.833010	-0.41%	1,451
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.679874	9.167355	5.62%	0
2019	8.404175	8.679874	3.28%	0
2018	9.002806	8.404175	-6.65%	0
2017	8.828991	9.002806	1.97%	0
2016	9.020325	8.828991	-2.12%	0
2015	9.005171	9.020325	0.17%	1,111
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.007306	12.988923	8.18%	2,721
2019	10.627133	12.007306	12.99%	2,721
2018	11.583878	10.627133	-8.26%	2,721
2017	10.723358	11.583878	8.02%	2,721
2016	9.776880	10.723358	9.68%	1,130
2015	10.398508	9.776880	-5.98%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.091172	15.579336	10.56%	39,337
2019	11.153692	14.091172	26.34%	43,761
2018	12.342638	11.153692	-9.63%	13,505
2017	10.605188	12.342638	16.38%	8,834
2016	9.463320	10.605188	12.07%	16,281
2015*	10.000000	9.463320	-5.37%	3,756
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.918084	21.187608	25.24%	11,295
2019	13.085844	16.918084	29.29%	10,700
2018	15.364527	13.085844	-14.83%	9,970
2017	11.459421	15.364527	34.08%	16,192
2016	11.669488	11.459421	-1.80%	117
2015	11.444970	11.669488	1.96%	0
90

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.474196	12.835388	11.86%	0
2019	9.097627	11.474196	26.12%	0
2018	10.910074	9.097627	-16.61%	0
2017	9.038441	10.910074	20.71%	0
2016	9.254136	9.038441	-2.33%	0
2015*	10.000000	9.254136	-7.46%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	12.636694	14.868616	17.66%	10,952
2019	10.186570	12.636694	24.05%	12,833
2018	11.578727	10.186570	-12.02%	12,887
2017	10.334802	11.578727	12.04%	2,245
2016	8.929631	10.334802	15.74%	2,773
2015*	10.000000	8.929631	-10.70%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.263083	13.408147	19.05%	7,172
2019	8.950246	11.263083	25.84%	7,345
2018	11.313274	8.950246	-20.89%	7,496
2017	9.096827	11.313274	24.37%	6,018
2016	9.507180	9.096827	-4.32%	3,897
2015*	10.000000	9.507180	-4.93%	3,758
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.297600	16.013165	12.00%	0
2019	11.937648	14.297600	19.77%	0
2018	12.837294	11.937648	-7.01%	0
2017	11.035496	12.837294	16.33%	0
2016	11.515886	11.035496	-4.17%	0
2015	12.775433	11.515886	-9.86%	1,705
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.885330	3.656040	-37.88%	1,733
2019	5.782929	5.885330	1.77%	3,897
2018	8.928580	5.782929	-35.23%	9,594
2017	10.391943	8.928580	-14.08%	3,759
2016	7.852631	10.391943	32.34%	7,291
2015*	10.000000	7.852631	-21.47%	405
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	13.912764	15.602904	12.15%	22,689
2019	11.569278	13.912764	20.26%	27,182
2018	11.713926	11.569278	-1.23%	26,578
2017	10.081565	11.713926	16.19%	20,484
2016	9.825412	10.081565	2.61%	5,652
2015*	10.000000	9.825412	-1.75%	0
91

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.270859	20.244371	17.22%	6,383
2019	12.992709	17.270859	32.93%	2,524
2018	13.300440	12.992709	-2.31%	5,531
2017	10.640674	13.300440	25.00%	6,997
2016	9.650597	10.640674	10.26%	385
2015*	10.000000	9.650597	-3.49%	339
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.574356	11.466034	8.43%	6,909
2019	9.838927	10.574356	7.47%	4,688
2018	10.135277	9.838927	-2.92%	4,689
2017	9.970544	10.135277	1.65%	4,689
2016	9.917031	9.970544	0.54%	5,415
2015*	10.000000	9.917031	-0.83%	928
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	22.616796	33.528123	48.24%	9,997
2019	15.879156	22.616796	42.43%	10,212
2018	16.001619	15.879156	-0.77%	9,421
2017	11.226765	16.001619	42.53%	6,148
2016	10.025841	11.226765	11.98%	1,093
2015*	10.000000	10.025841	0.26%	595
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	11.965235	13.580015	13.50%	8,515
2019	10.435987	11.965235	14.65%	8,503
2018	11.326905	10.435987	-7.87%	8,503
2017	9.855958	11.326905	14.92%	8,503
2016	9.468281	9.855958	4.09%	0
2015*	10.000000	9.468281	-5.32%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	11.625146	12.029522	3.48%	1,269
2019	10.344257	11.625146	12.38%	1,752
2018	11.062549	10.344257	-6.49%	1,393
2017	10.068821	11.062549	9.87%	0
2016	9.639467	10.068821	4.45%	0
2015*	10.000000	9.639467	-3.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.063943	9.771641	-2.90%	5,711
2019	8.661421	10.063943	16.19%	9,766
2018	10.814437	8.661421	-19.91%	11,712
2017	8.601727	10.814437	25.72%	5,535
2016	7.240929	8.601727	18.79%	3,196
2015	9.209577	7.240929	-21.38%	2,630
92

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.541226	13.363404	15.79%	1,130
2019	9.406969	11.541226	22.69%	3,168
2018	10.461970	9.406969	-10.08%	311
2017	9.170840	10.461970	14.08%	323
2016	9.237743	9.170840	-0.72%	0
2015*	10.000000	9.237743	-7.62%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	14.954930	21.019871	40.55%	5,726
2019	12.015419	14.954930	24.46%	3,266
2018	11.838376	12.015419	1.50%	11,447
2017	9.713684	11.838376	21.87%	707
2016	9.357844	9.713684	3.80%	0
2015*	10.000000	9.357844	-6.42%	371
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.434583	12.046605	5.35%	3,767
2019	10.197357	11.434583	12.13%	4,183
2018	10.819911	10.197357	-5.75%	5,386
2017	10.145921	10.819911	6.64%	2,466
2016	8.942338	10.145921	13.46%	1,482
2015	9.680843	8.942338	-7.63%	1,224
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.357238	10.505257	1.43%	12,501
2019	10.024206	10.357238	3.32%	13,097
2018	10.077374	10.024206	-0.53%	2,167
2017	10.026512	10.077374	0.51%	932
2016	9.852456	10.026512	1.77%	0
2015*	10.000000	9.852456	-1.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.741656	11.349035	5.65%	21,412
2019	10.074592	10.741656	6.62%	13,025
2018	10.350807	10.074592	-2.67%	12,371
2017	10.132476	10.350807	2.15%	3,512
2016	9.880795	10.132476	2.55%	3,512
2015*	10.000000	9.880795	-1.19%	3,512
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.763840	18.351955	33.33%	1,596
2019	11.468074	13.763840	20.02%	2,129
2018	11.971540	11.468074	-4.21%	2,248
2017	10.906224	11.971540	9.77%	777
2016*	10.000000	10.906224	9.06%	475
93

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	12.589756	13.078020	3.88%	1,049
2019	10.257056	12.589756	22.74%	2,882
2018	10.346238	10.257056	-0.86%	1,845
2017	9.187681	10.346238	12.61%	9,663
2016	8.397817	9.187681	9.41%	1,837
2015*	10.000000	8.397817	-16.02%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	13.815647	15.634297	13.16%	132
2019	10.900139	13.815647	26.75%	187
2018	12.046607	10.900139	-9.52%	194
2017	10.166907	12.046607	18.49%	693
2016	9.555770	10.166907	6.40%	0
2015*	10.000000	9.555770	-4.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.713616	13.252311	4.24%	0
2019	11.309484	12.713616	12.42%	0
2018	12.080455	11.309484	-6.38%	0
2017	11.106842	12.080455	8.77%	0
2016	10.655324	11.106842	4.24%	0
2015	11.110834	10.655324	-4.10%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.832229	12.304888	13.60%	2,989
2019*	10.000000	10.832229	8.32%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	13.620025	16.102037	18.22%	17,909
2019	11.021209	13.620025	23.58%	18,810
2018	12.414419	11.021209	-11.22%	6,586
2017	9.952768	12.414419	24.73%	5,124
2016	9.744936	9.952768	2.13%	1,977
2015*	10.000000	9.744936	-2.55%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.290986	32.91%	810
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.203611	13.462496	1.96%	9,112
2019	10.271225	13.203611	28.55%	8,044
2018	11.817041	10.271225	-13.08%	2,945
2017	10.594231	11.817041	11.54%	810
2016	9.304786	10.594231	13.86%	808
2015*	10.000000	9.304786	-6.95%	0
94

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.670232	13.150673	3.79%	6,972
2019	11.283902	12.670232	12.29%	10,259
2018	12.343862	11.283902	-8.59%	12,693
2017	11.452600	12.343862	7.78%	5,655
2016	10.530053	11.452600	8.76%	5,434
2015	10.834069	10.530053	-2.81%	3,738
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.783421	12.391942	-3.06%	1,438
2019	10.165112	12.783421	25.76%	2,859
2018	11.221962	10.165112	-9.42%	3,503
2017	10.137950	11.221962	10.69%	524
2016	8.965633	10.137950	13.08%	766
2015	10.586013	8.965633	-15.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.293996	11.132815	-16.26%	9,758
2019	11.449731	13.293996	16.11%	12,156
2018	12.682991	11.449731	-9.72%	15,383
2017	11.754144	12.682991	7.90%	7,144
2016	11.588895	11.754144	1.43%	6,155
2015	11.952838	11.588895	-3.04%	4,500
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.094776	14.275668	9.02%	3,341
2019	11.308152	13.094776	15.80%	3,341
2018	12.317893	11.308152	-8.20%	3,341
2017	10.799743	12.317893	14.06%	3,341
2016	10.408615	10.799743	3.76%	3,341
2015	11.322599	10.408615	-8.07%	3,341
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.595233	22.588247	113.19%	12,110
2019*	10.000000	10.595233	5.95%	6,044
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.082917	23.846314	48.27%	292
2019	12.310277	16.082917	30.65%	0
2018	15.022228	12.310277	-18.05%	0
2017	12.166599	15.022228	23.47%	0
2016	12.683673	12.166599	-4.08%	0
2015	12.981459	12.683673	-2.29%	382
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.845645	19.656900	10.15%	77,065
2019	15.022875	17.845645	18.79%	69,108
2018	16.076820	15.022875	-6.56%	58,974
2017	14.116327	16.076820	13.89%	41,219
2016	13.167458	14.116327	7.21%	4,944
2015	13.257899	13.167458	-0.68%	5,060
95

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.662867	11.452357	7.40%	6,489
2019	9.948084	10.662867	7.19%	6,304
2018	10.225671	9.948084	-2.71%	1,566
2017	10.073228	10.225671	1.51%	1,508
2016	9.977316	10.073228	0.96%	1,165
2015*	10.000000	9.977316	-0.23%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	14.509583	18.541331	27.79%	18,650
2019	10.946055	14.509583	32.56%	36,014
2018	12.288673	10.946055	-10.93%	1,054
2017	9.539954	12.288673	28.81%	1,251
2016	9.681430	9.539954	-1.46%	544
2015*	10.000000	9.681430	-3.19%	337
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	16.641969	24.796271	49.00%	32,302
2019	12.987676	16.641969	28.14%	29,153
2018	13.294081	12.987676	-2.30%	21,014
2017	10.576459	13.294081	25.70%	11,328
2016	9.859736	10.576459	7.27%	0
2015*	10.000000	9.859736	-1.40%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.040720	16.727141	11.21%	109,969
2019	12.169497	15.040720	23.59%	59,785
2018	12.651266	12.169497	-3.81%	64,208
2017	10.549645	12.651266	19.92%	36,188
2016	9.655592	10.549645	9.26%	31,315
2015*	10.000000	9.655592	-3.44%	29,759
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.745634	10.997411	2.34%	6,665
2019	10.008274	10.745634	7.37%	10,684
2018	10.421500	10.008274	-3.97%	5,441
2017	9.964926	10.421500	4.58%	3,866
2016	9.325305	9.964926	6.86%	532
2015	9.763968	9.325305	-4.49%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.313790	16.575206	8.24%	2,048
2019	12.068211	15.313790	26.89%	1,942
2018	12.305958	12.068211	-1.93%	351
2017	10.405239	12.305958	18.27%	98
2016	9.517369	10.405239	9.33%	1,029
2015*	10.000000	9.517369	-4.83%	1,029
96

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	13.920220	14.148813	1.64%	9,793
2019	11.144166	13.920220	24.91%	6,497
2018	12.245745	11.144166	-9.00%	3,938
2017	10.579290	12.245745	15.75%	669
2016	9.148556	10.579290	15.64%	0
2015*	10.000000	9.148556	-8.51%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.120522	12.528049	12.66%	2,633
2019	9.836933	11.120522	13.05%	2,092
2018	10.928684	9.836933	-9.99%	1,730
2017	9.382024	10.928684	16.49%	197
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.157339	21.207602	10.70%	8,284
2019	15.713672	19.157339	21.92%	8,268
2018	17.902559	15.713672	-12.23%	4,883
2017	15.193818	17.902559	17.83%	4,918
2016	14.255721	15.193818	6.58%	4,811
2015	14.753660	14.255721	-3.38%	4,815
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.102232	16.290844	7.87%	1,292
2019	13.217143	15.102232	14.26%	1,901
2018	14.333652	13.217143	-7.79%	1,568
2017	13.006016	14.333652	10.21%	967
2016	12.462381	13.006016	4.36%	942
2015	12.807136	12.462381	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.158153	18.810107	9.63%	5,205
2019	14.509262	17.158153	18.26%	7,078
2018	16.064952	14.509262	-9.68%	5,257
2017	14.104395	16.064952	13.90%	5,217
2016	13.362036	14.104395	5.56%	5,122
2015	13.769170	13.362036	-2.96%	5,116
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.434318	13.157711	5.82%	9,708
2019	11.423919	12.434318	8.84%	9,410
2018	11.927371	11.423919	-4.22%	9,828
2017	11.401933	11.927371	4.61%	8,522
2016	11.081516	11.401933	2.89%	8,430
2015	11.350744	11.081516	-2.37%	0
97

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.673444	12.059668	3.31%	0
2019	10.425110	11.673444	11.97%	0
2018	11.400454	10.425110	-8.56%	0
2017	10.099833	11.400454	12.88%	0
2016	9.728235	10.099833	3.82%	0
2015	10.335251	9.728235	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.074707	12.749457	5.59%	2,382
2019	10.637477	12.074707	13.51%	1,545
2018	11.640291	10.637477	-8.62%	1,587
2017	10.047456	11.640291	15.85%	0
2016	9.618044	10.047456	4.46%	0
2015	10.280775	9.618044	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.146268	17.577371	8.86%	319
2019	13.895816	16.146268	16.20%	709
2018	15.208003	13.895816	-8.63%	993
2017	13.567182	15.208003	12.09%	2,143
2016	12.923239	13.567182	4.98%	0
2015	13.281632	12.923239	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.980413	19.851804	10.41%	47
2019	14.956957	17.980413	20.21%	48
2018	16.806524	14.956957	-11.01%	41
2017	14.472552	16.806524	16.13%	130
2016	13.676452	14.472552	5.82%	0
2015	14.118780	13.676452	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.250240	15.284220	7.26%	693
2019	12.676379	14.250240	12.42%	870
2018	13.534954	12.676379	-6.34%	727
2017	12.523375	13.534954	8.08%	2,389
2016	12.012408	12.523375	4.25%	0
2015	12.345451	12.012408	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.571594	11.145411	5.43%	17,173
2019	9.916288	10.571594	6.61%	18,292
2018	10.120433	9.916288	-2.02%	17,650
2017	9.978337	10.120433	1.42%	16,911
2016	9.920899	9.978337	0.58%	7,361
2015	10.073068	9.920899	-1.51%	0
98

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	9.773374	10.109998	3.44%	117
2019	8.834241	9.773374	10.63%	117
2018	10.655051	8.834241	-17.09%	117
2017	8.827767	10.655051	20.70%	117
2016	8.876479	8.827767	-0.55%	0
2015*	10.000000	8.876479	-11.24%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.741826	17.42%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.866416	11.410880	5.01%	6,847
2019	10.164644	10.866416	6.90%	6,768
2018	10.407707	10.164644	-2.34%	6,983
2017	10.157306	10.407707	2.47%	6,432
2016	9.834977	10.157306	3.28%	6,418
2015*	10.000000	9.834977	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.361491	12.184180	7.24%	3,109
2019	10.540836	11.361491	7.79%	1,039
2018	10.876755	10.540836	-3.09%	0
2017	10.657271	10.876755	2.06%	0
2016	10.485780	10.657271	1.64%	0
2015	10.717122	10.485780	-2.16%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.556898	10.771246	2.03%	1,179
2019	10.070756	10.556898	4.83%	0
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.157527	13.511023	11.13%	230
2019	10.077431	12.157527	20.64%	2,865
2018	12.444649	10.077431	-19.02%	4,343
2017	8.959483	12.444649	38.90%	8,987
2016	8.475525	8.959483	5.71%	0
2015*	10.000000	8.475525	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.938185	12.447480	4.27%	11,940
2019	10.579033	11.938185	12.85%	12,318
2018	11.090100	10.579033	-4.61%	2,233
2017	10.561962	11.090100	5.00%	1,902
2016	9.406971	10.561962	12.28%	14,101
2015	9.820864	9.406971	-4.21%	0
99

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.070732	10.477772	4.04%	20,384
2019	9.659479	10.070732	4.26%	6,193
2018	9.847253	9.659479	-1.91%	6,193
2017	9.831827	9.847253	0.16%	601
2016	9.948466	9.831827	-1.17%	0
2015*	10.000000	9.948466	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.705442	8.577464	-1.47%	310,153
2019	8.718310	8.705442	-0.15%	148,352
2018	8.765684	8.718310	-0.54%	8,096
2017	8.893133	8.765684	-1.43%	0
2016	9.041740	8.893133	-1.64%	7,206
2015	9.193430	9.041740	-1.65%	1,700
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.066174	11.719988	5.91%	0
2019	9.462199	11.066174	16.95%	2,596
2018	11.293603	9.462199	-16.22%	2,615
2017	9.036016	11.293603	24.98%	1,757
2016	9.129339	9.036016	-1.02%	0
2015*	10.000000	9.129339	-8.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.725942	12.401332	5.76%	26,515
2019	9.791186	11.725942	19.76%	24,178
2018	11.551606	9.791186	-15.24%	23,676
2017	9.404456	11.551606	22.83%	13,021
2016	9.474376	9.404456	-0.74%	3,629
2015	9.726665	9.474376	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.756434	15.263461	10.96%	5,442
2019	11.304432	13.756434	21.69%	21,385
2018	12.611946	11.304432	-10.37%	18,300
2017	10.827457	12.611946	16.48%	19,473
2016	10.056465	10.827457	7.67%	0
2015	10.328277	10.056465	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.185346	13.111590	7.60%	5,519
2019	10.741835	12.185346	13.44%	5,498
2018	11.479773	10.741835	-6.43%	3,360
2017	10.502780	11.479773	9.30%	3,352
2016	10.045367	10.502780	4.55%	3,511
2015	10.231667	10.045367	-1.82%	0
100

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.092040	14.372087	9.78%	24,752
2019	11.098556	13.092040	17.96%	5,867
2018	12.066587	11.098556	-8.02%	148
2017	10.685988	12.066587	12.92%	0
2016	10.084307	10.685988	5.97%	0
2015	10.308323	10.084307	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.083243	11.632358	4.95%	17,444
2019	10.288395	11.083243	7.73%	18,027
2018	10.654088	10.288395	-3.43%	16,498
2017	10.249869	10.654088	3.94%	16,358
2016	9.995195	10.249869	2.55%	10,375
2015	10.136047	9.995195	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.827432	12.162751	2.84%	62
2019	10.642503	11.827432	11.13%	348
2018	11.467155	10.642503	-7.19%	349
2017	10.224408	11.467155	12.15%	513
2016	9.834155	10.224408	3.97%	514
2015	10.334098	9.834155	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.360233	12.925539	4.57%	3,019
2019	10.904786	12.360233	13.35%	3,032
2018	11.803383	10.904786	-7.61%	3,120
2017	10.260378	11.803383	15.04%	3,042
2016	9.754053	10.260378	5.19%	0
2015	10.326112	9.754053	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.687686	13.769176	8.52%	77,555
2019	10.956325	12.687686	15.80%	81,717
2018	11.812104	10.956325	-7.24%	62,740
2017	10.634940	11.812104	11.07%	35,875
2016	10.091997	10.634940	5.38%	24,578
2015	10.295774	10.091997	-1.98%	21,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.386367	14.788645	10.48%	35,459
2019	11.172237	13.386367	19.82%	37,800
2018	12.312054	11.172237	-9.26%	37,142
2017	10.728606	12.312054	14.76%	24,699
2016	10.055266	10.728606	6.70%	5,735
2015	10.299134	10.055266	-2.37%	0
101

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.864478	12.666706	6.76%	77
2019	10.630231	11.864478	11.61%	6,924
2018	11.228614	10.630231	-5.33%	3,713
2017	10.453557	11.228614	7.41%	9,316
2016	10.055027	10.453557	3.96%	19,240
2015	10.226854	10.055027	-1.68%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.448759	11.008516	5.36%	42,880
2019*	10.000000	10.448759	4.49%	957
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.748882	12.237643	13.85%	602
2019*	10.000000	10.748882	7.49%	109
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.081668	10.065007	-0.17%	0
2019*	10.000000	10.081668	0.82%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.475278	33.828289	27.77%	1,410
2019	20.672456	26.475278	28.07%	1,527
2018	21.749998	20.672456	-4.95%	5,397
2017	17.026432	21.749998	27.74%	1,066
2016	16.973506	17.026432	0.31%	0
2015	16.734538	16.973506	1.43%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.981381	13.672611	5.32%	16,289
2019	11.094521	12.981381	17.01%	10,810
2018	11.853085	11.094521	-6.40%	10,870
2017	10.251856	11.853085	15.62%	9,544
2016	9.602582	10.251856	6.76%	0
2015*	10.000000	9.602582	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.248584	14.991805	5.22%	4,025
2019	11.876767	14.248584	19.97%	1,236
2018	12.396341	11.876767	-4.19%	939
2017	10.356643	12.396341	19.69%	7,835
2016	9.568725	10.356643	8.23%	1,007
2015*	10.000000	9.568725	-4.31%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.291342	18.991262	16.57%	3,909
2019	12.061666	16.291342	35.07%	8,272
2018	12.457112	12.061666	-3.17%	879
2017	9.967422	12.457112	24.98%	936
2016	9.808108	9.967422	1.62%	818
2015*	10.000000	9.808108	-1.92%	330
102

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.339183	13.301881	-0.28%	731
2019	10.706250	13.339183	24.59%	765
2018	12.025802	10.706250	-10.97%	1,001
2017	11.275559	12.025802	6.65%	1,119
2016	9.536614	11.275559	18.23%	204
2015*	10.000000	9.536614	-4.63%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.791072	17.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.077564	15.661096	11.25%	37,949
2019	11.391618	14.077564	23.58%	38,535
2018	13.072001	11.391618	-12.85%	28,846
2017	11.479317	13.072001	13.87%	25,209
2016	9.702734	11.479317	18.31%	14,587
2015	10.122039	9.702734	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.372832	22.724018	-2.78%	1,949
2019	19.189071	23.372832	21.80%	2,372
2018	22.468749	19.189071	-14.60%	2,613
2017	20.067481	22.468749	11.97%	608
2016	17.350571	20.067481	15.66%	2,045
2015	18.165883	17.350571	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	13.971192	19.307834	38.20%	7,716
2019	10.493327	13.971192	33.14%	12,042
2018	11.625611	10.493327	-9.74%	1,196
2017	9.482863	11.625611	22.60%	922
2016	8.922527	9.482863	6.28%	2,610
2015*	10.000000	8.922527	-10.77%	562
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.564332	11.936637	3.22%	1,758
2019	9.906670	11.564332	16.73%	1,170
2018	12.155252	9.906670	-18.50%	205
2017	11.363892	12.155252	6.96%	714
2016	9.198002	11.363892	23.55%	3,882
2015*	10.000000	9.198002	-8.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	12.941702	15.573717	20.34%	923
2019	10.497352	12.941702	23.29%	239
2018	12.246150	10.497352	-14.28%	3,763
2017	10.999196	12.246150	11.34%	0
2016	9.125884	10.999196	20.53%	0
2015*	10.000000	9.125884	-8.74%	0
103

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.862067	17.690914	11.53%	272
2019	12.591618	15.862067	25.97%	272
2018	13.479044	12.591618	-6.58%	5,544
2017	10.984679	13.479044	22.71%	6,739
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.014378	15.621485	11.47%	0
2019	11.304935	14.014378	23.97%	0
2018	12.213208	11.304935	-7.44%	0
2017	10.490974	12.213208	16.42%	0
2016	9.687214	10.490974	8.30%	0
2015*	10.000000	9.687214	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.536376	13.481926	-7.25%	2,707
2019	11.330593	14.536376	28.29%	5,063
2018	12.008982	11.330593	-5.65%	4,084
2017	11.503198	12.008982	4.40%	2,297
2016	10.912424	11.503198	5.41%	403
2015	11.761235	10.912424	-7.22%	477
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.974988	18.569855	16.24%	176,850
2019	12.384420	15.974988	28.99%	182,821
2018	13.203147	12.384420	-6.20%	142,174
2017	11.045838	13.203147	19.53%	102,331
2016	10.057421	11.045838	9.83%	43,289
2015	10.108576	10.057421	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.858868	9.970799	1.14%	1,266
2019	9.630638	9.858868	2.37%	0
2018	9.713426	9.630638	-0.85%	9,956
2017	9.722404	9.713426	-0.09%	0
2016	9.644746	9.722404	0.81%	0
2015	9.840120	9.644746	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.660402	16.030460	17.35%	22,671
2019	11.115196	13.660402	22.90%	25,320
2018	12.748937	11.115196	-12.81%	18,123
2017	11.352317	12.748937	12.30%	13,041
2016	9.549221	11.352317	18.88%	10,973
2015	10.207781	9.549221	-6.45%	0
104

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.045532	41.113298	57.85%	5,284
2019	19.353135	26.045532	34.58%	8,382
2018	21.171943	19.353135	-8.59%	3,729
2017	16.880182	21.171943	25.42%	687
2016	16.182651	16.880182	4.31%	1,627
2015	16.511242	16.182651	-1.99%	311
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.985655	10.631962	6.47%	0
2019	8.808976	9.985655	13.36%	0
2018	9.609360	8.808976	-8.33%	0
2017	9.158214	9.609360	4.93%	0
2016	9.371863	9.158214	-2.28%	0
2015	10.036999	9.371863	-6.63%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.808639	12.532215	6.13%	1,407
2019	10.744910	11.808639	9.90%	528
2018	11.555613	10.744910	-7.02%	433
2017	10.362553	11.555613	11.51%	0
2016	9.331646	10.362553	11.05%	112
2015	10.448212	9.331646	-10.69%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.910876	5.884760	-0.44%	486
2019	5.397371	5.910876	9.51%	486
2018	6.396945	5.397371	-15.63%	486
2017	6.373502	6.396945	0.37%	486
2016	5.641176	6.373502	12.98%	0
2015	7.716070	5.641176	-26.89%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.549434	10.862548	2.97%	6,853
2019	10.231875	10.549434	3.10%	6,852
2018	10.308972	10.231875	-0.75%	6,854
2017	9.991289	10.308972	3.18%	6,597
2016	9.708653	9.991289	2.91%	3,570
2015	10.051235	9.708653	-3.41%	3,570
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.214363	14.899666	4.82%	841
2019	12.605768	14.214363	12.76%	875
2018	13.468318	12.605768	-6.40%	0
2017	12.473693	13.468318	7.97%	154
2016	11.202227	12.473693	11.35%	91
2015	11.666088	11.202227	-3.98%	0
105

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.893564	11.398009	4.63%	33,345
2019	10.212398	10.893564	6.67%	17,542
2018	10.355032	10.212398	-1.38%	5,683
2017*	10.000000	10.355032	3.55%	3,363
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.626044	11.019981	3.71%	1,287
2019	10.106731	10.626044	5.14%	1,339
2018	10.074150	10.106731	0.32%	0
2017*	10.000000	10.074150	0.74%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.850185	11.808936	8.84%	463
2019	10.318426	10.850185	5.15%	108
2018	10.938046	10.318426	-5.66%	108
2017	10.042968	10.938046	8.91%	108
2016	9.922894	10.042968	1.21%	0
2015	10.869292	9.922894	-8.71%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.098053	10.144008	0.46%	7,617
2019	9.997896	10.098053	1.00%	8,748
2018	10.023505	9.997896	-0.26%	5,450
2017	9.961576	10.023505	0.62%	8,749
2016	9.903479	9.961576	0.59%	0
2015*	10.000000	9.903479	-0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.326152	12.089569	6.74%	9,781
2019	10.638761	11.326152	6.46%	12,667
2018	10.887371	10.638761	-2.28%	12,181
2017	10.560804	10.887371	3.09%	8,048
2016	10.467077	10.560804	0.90%	2,555
2015	10.607078	10.467077	-1.32%	884
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.472016	34.72%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.127490	14.700575	4.06%	22,418
2019	11.015307	14.127490	28.25%	12,131
2018	12.240213	11.015307	-10.01%	1,327
2017	10.477946	12.240213	16.82%	90
2016	9.374216	10.477946	11.77%	0
2015*	10.000000	9.374216	-6.26%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	34.130614	36.110190	5.80%	0
2019	28.368429	34.130614	20.31%	0
2018	32.826783	28.368429	-13.58%	0
106

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.991707	14.728491	-1.76%	0
2019	11.901691	14.991707	25.96%	0
2018	13.796551	11.901691	-13.73%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	12.607212	16.028347	27.14%	22,499
2019	9.965571	12.607212	26.51%	14,667
2018	10.047592	9.965571	-0.82%	20,824
2017	8.024433	10.047592	25.21%	17,319
2016	9.137892	8.024433	-12.19%	3,928
2015*	10.000000	9.137892	-8.62%	3,447
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.914211	11.526189	5.61%	0
2019	10.452786	10.914211	4.41%	757
2018	9.924936	10.452786	5.32%	1,107
2017	9.838702	9.924936	0.88%	1,851
2016	9.764817	9.838702	0.76%	514
2015	10.019337	9.764817	-2.54%	0
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	9.872090	11.349628	14.97%	0
2019	7.707510	9.872090	28.08%	0
2018*	10.000000	7.707510	-22.92%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.258845	8.483186	16.87%	13,949
2019	6.616665	7.258845	9.71%	17,785
2018	9.400136	6.616665	-29.61%	17,227
2017	9.749589	9.400136	-3.58%	9,917
2016	6.911979	9.749589	41.05%	8,574
2015*	10.000000	6.911979	-30.88%	5,300
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.061299	16.444776	36.34%	2,088
2019	8.838798	12.061299	36.46%	958
2018	10.774141	8.838798	-17.96%	951
2017*	10.000000	10.774141	7.74%	898
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.768910	10.427078	-3.17%	2,784
2019*	10.000000	10.768910	7.69%	2,860
107

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
108

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
109

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
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•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
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•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
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•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
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The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20
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investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
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(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners, distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
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c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	if there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner's death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In additional, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
119

Nationwide Destination Freedom+SM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2020. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.895746	9.015143	1.34%	0
2019	7.682208	8.895746	15.80%	7,174
2018*	10.000000	7.682208	-23.18%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.329719	6.926060	-25.76%	0
2019	7.814584	9.329719	19.39%	0
2018	9.725802	7.814584	-19.65%	0
2017	9.891971	9.725802	-1.68%	0
2016	7.085787	9.891971	39.60%	0
2015	11.512650	7.085787	-38.45%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	16.014771	17.347492	8.32%	3,399
2019	11.550519	16.014771	38.65%	3,400
2018	13.319174	11.550519	-13.28%	0
2017	10.749937	13.319174	23.90%	0
2016	10.041319	10.749937	7.06%	0
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.303065	12.277748	8.62%	183,537
2019	10.468053	11.303065	7.98%	94,186
2018	10.864521	10.468053	-3.65%	89,129
2017	10.569336	10.864521	2.79%	70,899
2016	10.211659	10.569336	3.50%	39,070
2015	10.559814	10.211659	-3.30%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	13.022429	30.22%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.098005	30.98%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.818642	12.200330	3.23%	114,951
2019	10.134430	11.818642	16.62%	118,155
2018	11.020647	10.134430	-8.04%	141,248
2017	9.866832	11.020647	11.69%	63,049
2016	9.588302	9.866832	2.90%	6,401
2015	9.847006	9.588302	-2.63%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.700832	21.425478	28.29%	5,874
2019	12.834093	16.700832	30.13%	9,440
2018	14.513050	12.834093	-11.57%	11,501
2017	11.651555	14.513050	24.56%	3,827
2016	11.537974	11.651555	0.98%	0
2015	11.639089	11.537974	-0.87%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.494658	14.080609	12.69%	186,534
2019	10.273074	12.494658	21.63%	135,442
2018	11.966083	10.273074	-14.15%	89,482
2017	9.150032	11.966083	30.78%	14,314
2016	8.940682	9.150032	2.34%	3,307
2015*	10.000000	8.940682	-0.11%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	13.446822	16.438109	22.25%	458,908
2019	10.528313	13.446822	27.72%	395,195
2018	12.383642	10.528313	-14.98%	328,823
2017	9.677334	12.383642	27.97%	19,627
2016	9.291545	9.677334	4.15%	8,694
2015*	10.000000	9.291545	-0.07%	0
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	14.150668	15.219006	7.55%	414,395
2019	11.791611	14.150668	20.01%	416,895
2018	13.057960	11.791611	-9.70%	427,620
2017	11.284815	13.057960	15.71%	178,507
2016	9.604828	11.284815	17.49%	99,566
2015*	10.000000	9.604828	-0.04%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	12.177664	12.920830	6.10%	86,430
2019	10.692851	12.177664	13.89%	54,874
2018	11.105804	10.692851	-3.72%	53,056
2017	10.460327	11.105804	6.17%	6,649
2016	9.351051	10.460327	11.86%	0
2015*	10.000000	9.351051	-0.06%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.799969	11.622988	7.62%	142,340
2019	9.979702	10.799969	8.22%	125,341
2018	10.138863	9.979702	-1.57%	41,407
2017	9.907878	10.138863	2.33%	0
2016*	10.000000	9.907878	-0.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.967863	15.370504	2.69%	84,842
2019	11.843782	14.967863	26.38%	80,997
2018	12.902772	11.843782	-8.21%	80,997
2017	11.170954	12.902772	15.50%	80,997
2016*	10.000000	11.170954	0.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.503232	18.554662	19.68%	82,610
2019	13.278505	15.503232	16.75%	73,160
2018	14.491215	13.278505	-8.37%	54,911
2017	12.853174	14.491215	12.74%	56,589
2016	12.487892	12.853174	2.93%	31,054
2015	12.722295	12.487892	-1.84%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.664499	14.611312	6.93%	152,204
2019	11.498562	13.664499	18.84%	152,869
2018	13.755276	11.498562	-16.41%	151,078
2017	12.059145	13.755276	14.07%	136,490
2016	10.557354	12.059145	14.23%	34,631
2015	10.922696	10.557354	-3.34%	11,977
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.258235	11.866522	5.40%	10,473
2019	9.744717	11.258235	15.53%	14,767
2018	10.238125	9.744717	-4.82%	4,955
2017*	10.000000	10.238125	2.38%	4,955
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.746905	13.333389	-3.01%	50,743
2019	10.855652	13.746905	26.63%	36,231
2018	13.182947	10.855652	-17.65%	28,790
2017	11.896843	13.182947	10.81%	8,749
2016	9.153225	11.896843	29.97%	6,859
2015*	10.000000	9.153225	-0.08%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.198641	11.325434	1.13%	110,988
2019	10.547974	11.198641	6.17%	98,239
2018	10.648045	10.547974	-0.94%	123,732
2017	10.381693	10.648045	2.57%	59,788
2016	9.610697	10.381693	8.02%	40,000
2015*	10.000000	9.610697	-0.04%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.332837	10.779021	4.32%	0
2019*	10.000000	10.332837	3.33%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.593762	13.747042	29.77%	43,061
2019	8.270217	10.593762	28.10%	33,563
2018*	10.000000	8.270217	-17.30%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.805076	16.716421	21.09%	284,637
2019	11.218161	13.805076	23.06%	219,837
2018	11.840702	11.218161	-5.26%	0
2017	10.284471	11.840702	15.13%	0
2016	9.695753	10.284471	6.07%	0
2015*	10.000000	9.695753	-0.03%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.044138	14.261000	29.13%	41,451
2019*	10.000000	11.044138	10.44%	24,855
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.612517	16.13%	4,766
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	15.119313	16.129206	6.68%	36,261
2019	11.758879	15.119313	28.58%	42,771
2018	13.060855	11.758879	-9.97%	34,469
2017	11.296077	13.060855	15.62%	26,754
2016*	10.000000	11.296077	0.13%	20,979
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	18.002645	25.623154	42.33%	512,745
2019	13.552359	18.002645	32.84%	492,640
2018	13.728514	13.552359	-1.28%	468,360
2017	10.270188	13.728514	33.67%	14,403
2016	10.301337	10.270188	-0.30%	4,871
2015*	10.000000	10.301337	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.007864	11.914415	8.24%	99,235
2019	10.147911	11.007864	8.47%	58,802
2018	10.316596	10.147911	-1.64%	60,265
2017	10.005406	10.316596	3.11%	63,194
2016*	10.000000	10.005406	0.00%	12,724

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.694507	11.731948	-7.58%	21,408
2019	10.413521	12.694507	21.90%	16,962
2018	11.228045	10.413521	-7.25%	17,626
2017	10.912488	11.228045	2.89%	15,624
2016	10.435505	10.912488	4.57%	2,758
2015*	10.000000	10.435505	0.04%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.608978	12.334413	6.25%	14,604
2019	10.581034	11.608978	9.71%	31,552
2018	10.982238	10.581034	-3.65%	19,156
2017	10.299040	10.982238	6.63%	10,233
2016	9.616131	10.299040	7.10%	4,748
2015	9.890034	9.616131	-2.77%	0
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.121712	21.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	18.007657	19.951273	10.79%	9,236
2019	15.152820	18.007657	18.84%	9,223
2018	16.915567	15.152820	-10.42%	9,211
2017	15.235230	16.915567	11.03%	9,075
2016	13.576102	15.235230	12.22%	9,155
2015	14.599574	13.576102	-7.01%	9,109
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.580895	13.558879	-0.16%	67,227
2019	11.802055	13.580895	15.07%	49,506
2018	12.439173	11.802055	-5.12%	11,906
2017	11.439029	12.439173	8.74%	12,019
2016	10.117968	11.439029	13.06%	11,523
2015	10.979214	10.117968	-7.84%	6,066
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.918861	14.131907	-5.27%	23,731
2019	12.098578	14.918861	23.31%	20,783
2018	13.744729	12.098578	-11.98%	20,783
2017	12.764736	13.744729	7.68%	20,783
2016	11.476508	12.764736	11.22%	14,137
2015	12.013388	11.476508	-4.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.950156	9.344561	-6.09%	143,912
2019	9.837425	9.950156	1.15%	197,389
2018	9.733586	9.837425	1.07%	179,033
2017	9.631333	9.733586	1.06%	126,627
2016	9.436406	9.631333	2.07%	66,776
2015*	10.000000	9.436406	-0.06%	16,461

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.074668	12.464482	3.23%	0
2019	10.879549	12.074668	10.99%	0
2018	11.470669	10.879549	-5.15%	0
2017	10.227741	11.470669	12.15%	0
2016	9.886374	10.227741	3.45%	0
2015	10.586980	9.886374	-6.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	10.035079	9.987856	-0.47%	142,006
2019	9.936911	10.035079	0.99%	141,327
2018	9.887325	9.936911	0.50%	148,485
2017	9.848193	9.887325	0.40%	1,755
2016	9.837854	9.848193	0.11%	1,844
2015	9.978570	9.837854	-1.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.179482	10.771143	5.81%	0
2019	9.434459	10.179482	7.90%	0
2018*	10.000000	9.434459	-5.66%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.864062	6.982499	1.73%	26,857
2019	6.401680	6.864062	7.22%	23,796
2018	7.097593	6.401680	-9.80%	23,875
2017	6.584806	7.097593	7.79%	27,958
2016	7.791551	6.584806	-15.49%	17,695
2015	7.981915	7.791551	-2.38%	8,361
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	10.596788	11.024483	4.04%	5,834
2019	10.126774	10.596788	4.64%	28,419
2018	11.731646	10.126774	-13.68%	0
2017	10.301840	11.731646	13.88%	0
2016	10.322308	10.301840	-0.20%	0
2015	10.281260	10.322308	0.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.928733	9.506909	6.48%	38,299
2019	8.575384	8.928733	4.12%	33,182
2018	9.111685	8.575384	-5.89%	16,082
2017	8.863889	9.111685	2.80%	0
2016	8.983114	8.863889	-1.33%	0
2015	8.895667	8.983114	0.98%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.619362	13.762005	9.05%	22,340
2019	11.078756	12.619362	13.91%	12,981
2018	11.978127	11.078756	-7.51%	13,390
2017	10.999123	11.978127	8.90%	12,950
2016	9.947652	10.999123	10.57%	12,047
2015	10.494728	9.947652	-5.21%	12,436

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.610586	16.284962	11.46%	168,968
2019	11.471540	14.610586	27.36%	46,613
2018	12.591315	11.471540	-8.89%	39,365
2017	10.731872	12.591315	17.33%	39,383
2016	9.499325	10.731872	12.98%	21,091
2015*	10.000000	9.499325	-0.05%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.857137	22.545497	26.25%	220,430
2019	13.700769	17.857137	30.34%	208,043
2018	15.955877	13.700769	-14.13%	208,416
2017	11.804819	15.955877	35.16%	4,787
2016	11.924473	11.804819	-1.00%	4,787
2015	11.600680	11.924473	2.79%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.897257	13.416890	12.77%	20,669
2019	9.356970	11.897257	27.15%	27,470
2018	11.129957	9.356970	-15.93%	22,498
2017	9.146461	11.129957	21.69%	22,565
2016	9.289363	9.146461	-1.54%	3,112
2015*	10.000000	9.289363	-0.07%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	13.102563	15.542120	18.62%	36,617
2019	10.476924	13.102563	25.06%	40,667
2018	11.812056	10.476924	-11.30%	44,471
2017	10.458252	11.812056	12.94%	31,897
2016	8.963616	10.458252	16.67%	23,204
2015*	10.000000	8.963616	-0.10%	14,112
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.678298	14.015476	20.01%	13,001
2019	9.205355	11.678298	26.86%	14,648
2018	11.541213	9.205355	-20.24%	15,208
2017	9.205487	11.541213	25.37%	15,016
2016	9.543337	9.205487	-3.54%	8,759
2015*	10.000000	9.543337	-0.05%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.461880	17.457975	12.91%	13,400
2019	12.805626	15.461880	20.74%	14,803
2018	13.658916	12.805626	-6.25%	16,291
2017	11.647389	13.658916	17.27%	18,108
2016	12.056592	11.647389	-3.39%	18,108
2015	13.267285	12.056592	-9.13%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.102478	3.821887	-37.37%	66,383
2019	5.947950	6.102478	2.60%	5,742
2018	9.108716	5.947950	-34.70%	9,570
2017	10.516265	9.108716	-13.38%	0
2016	7.882600	10.516265	33.41%	0
2015*	10.000000	7.882600	-0.21%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	14.425554	16.309540	13.06%	136,757
2019	11.898930	14.425554	21.23%	30,191
2018	11.949943	11.898930	-0.43%	41,466
2017	10.201989	11.949943	17.13%	41,466
2016	9.862784	10.201989	3.44%	0
2015*	10.000000	9.862784	-0.01%	0
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.907368	21.161156	18.17%	99,237
2019	13.362899	17.907368	34.01%	52,770
2018	13.568366	13.362899	-1.51%	35,955
2017	10.767757	13.568366	26.01%	9,856
2016	9.687303	10.767757	11.15%	10,029
2015*	10.000000	9.687303	-0.03%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.964149	11.985354	9.31%	16,632
2019	10.119313	10.964149	8.35%	6,911
2018	10.339547	10.119313	-2.13%	6,088
2017	10.089654	10.339547	2.48%	7,487
2016	9.954750	10.089654	1.36%	6,520
2015*	10.000000	9.954750	0.00%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	23.450173	35.045987	49.45%	84,915
2019	16.331509	23.450173	43.59%	48,415
2018	16.323875	16.331509	0.05%	38,746
2017	11.360831	16.323875	43.69%	25,104
2016	10.063973	11.360831	12.89%	16,711
2015*	10.000000	10.063973	0.01%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	12.406272	14.195041	14.42%	16,472
2019	10.733369	12.406272	15.59%	16,472
2018	11.555124	10.733369	-7.11%	16,472
2017	9.973689	11.555124	15.86%	16,472
2016	9.504304	9.973689	4.94%	16,472
2015*	10.000000	9.504304	-0.05%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	12.053658	12.574387	4.32%	0
2019	10.639043	12.053658	13.30%	0
2018	11.285471	10.639043	-5.73%	13,658
2017	10.189104	11.285471	10.76%	0
2016	9.676148	10.189104	5.30%	0
2015*	10.000000	9.676148	-0.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.622762	10.398194	-2.11%	94,018
2019	9.068600	10.622762	17.14%	85,471
2018	11.230837	9.068600	-19.25%	58,638
2017	8.861134	11.230837	26.74%	57,555
2016	7.399330	8.861134	19.76%	28,882
2015	9.334971	7.399330	-20.74%	7,088
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.966733	13.968767	16.73%	188,510
2019	9.675103	11.966733	23.69%	184,998
2018	10.672809	9.675103	-9.35%	184,998
2017	9.280421	10.672809	15.00%	184,998
2016	9.272901	9.280421	0.08%	0
2015*	10.000000	9.272901	-0.07%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	15.506245	21.971880	41.70%	56,105
2019	12.357861	15.506245	25.48%	28,728
2018	12.076939	12.357861	2.33%	13,937
2017	9.829742	12.076939	22.86%	0
2016	9.393458	9.829742	4.64%	0
2015*	10.000000	9.393458	-0.06%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	12.069310	12.818727	6.21%	33,708
2019	10.676593	12.069310	13.04%	30,183
2018	11.236481	10.676593	-4.98%	19,624
2017	10.451790	11.236481	7.51%	20,300
2016	9.137826	10.451790	14.38%	7,774
2015	9.812606	9.137826	-6.88%	4,298
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.739032	10.981106	2.25%	88,547
2019	10.309886	10.739032	4.16%	163,111
2018	10.280481	10.309886	0.29%	170,658
2017	10.146288	10.280481	1.32%	132,197
2016	9.889921	10.146288	2.59%	98,093
2015*	10.000000	9.889921	-0.01%	12,801

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	11.137605	11.863070	6.51%	55,478
2019	10.361688	11.137605	7.49%	42,600
2018	10.559402	10.361688	-1.87%	41,073
2017	10.253507	10.559402	2.98%	40,678
2016	9.918372	10.253507	3.38%	12,408
2015*	10.000000	9.918372	-0.01%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	14.178419	19.058347	34.42%	0
2019	11.718206	14.178419	20.99%	5,344
2018	12.133379	11.718206	-3.42%	5,257
2017	10.964761	12.133379	10.66%	10,618
2016*	10.000000	10.964761	0.10%	6,717
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	13.053861	13.670476	4.72%	8,737
2019	10.549374	13.053861	23.74%	13,744
2018	10.554757	10.549374	-0.05%	23,270
2017	9.297462	10.554757	13.52%	9,685
2016	8.429804	9.297462	10.29%	9,254
2015*	10.000000	8.429804	-0.16%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	14.324879	16.342398	14.08%	26,321
2019	11.210750	14.324879	27.78%	14,291
2018	12.289290	11.210750	-8.78%	14,429
2017	10.288335	12.289290	19.45%	14,582
2016	9.592120	10.288335	7.26%	14,924
2015*	10.000000	9.592120	-0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	13.638207	14.331717	5.09%	4,507
2019	12.034088	13.638207	13.33%	4,615
2018	12.750145	12.034088	-5.62%	0
2017	11.628273	12.750145	9.65%	0
2016	11.065807	11.628273	5.08%	0
2015	11.445757	11.065807	-3.32%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.891058	12.472360	14.52%	13,236
2019*	10.000000	10.891058	8.91%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	14.122009	16.831268	19.18%	706,782
2019	11.335248	14.122009	24.58%	667,803
2018	12.664476	11.335248	-10.50%	619,733
2017	10.071616	12.664476	25.74%	105,322
2016	9.781987	10.071616	2.96%	71,837
2015*	10.000000	9.781987	-0.02%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.362785	33.63%	39,408
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.690338	14.072347	2.79%	59,758
2019	10.563954	13.690338	29.59%	31,013
2018	12.055140	10.563954	-12.37%	24,330
2017	10.720788	12.055140	12.45%	16,503
2016	9.340194	10.720788	14.78%	13,027
2015*	10.000000	9.340194	-0.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	13.591700	14.221857	4.64%	56,325
2019	12.006914	13.591700	13.20%	52,947
2018	13.028173	12.006914	-7.84%	40,649
2017	11.990277	13.028173	8.66%	43,416
2016	10.935740	11.990277	9.64%	20,045
2015	11.160643	10.935740	-2.02%	7,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	13.384121	13.079861	-2.27%	0
2019	10.556955	13.384121	26.78%	0
2018	11.559938	10.556955	-8.68%	11,424
2017	10.359292	11.559938	11.59%	14,073
2016	9.087717	10.359292	13.99%	0
2015	10.643491	9.087717	-14.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	14.260862	12.039717	-15.58%	85,491
2019	12.183386	14.260862	17.05%	76,296
2018	13.386097	12.183386	-8.98%	68,261
2017	12.305973	13.386097	8.78%	51,525
2016	12.035404	12.305973	2.25%	22,993
2015	12.313176	12.035404	-2.26%	11,071
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	14.047097	15.438403	9.90%	0
2019	12.032698	14.047097	16.74%	3,385
2018	13.000751	12.032698	-7.45%	0
2017	11.306776	13.000751	14.98%	0
2016	10.809613	11.306776	4.60%	0
2015	11.663882	10.809613	-7.32%	0
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.652794	22.895267	114.92%	106,295
2019*	10.000000	10.652794	6.53%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	17.392559	25.997753	49.48%	5,155
2019	13.205353	17.392559	31.71%	4,947
2018	15.983597	13.205353	-17.38%	4,947
2017	12.841151	15.983597	24.47%	3,419
2016	13.279162	12.841151	-3.30%	0
2015	13.481208	13.279162	-1.50%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.143288	21.257738	11.05%	268,531
2019	15.985269	19.143288	19.76%	201,519
2018	16.967898	15.985269	-5.79%	236,046
2017	14.778947	16.967898	14.81%	193,364
2016	13.674642	14.778947	8.08%	89,558
2015	13.657463	13.674642	0.13%	15,736
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.055905	11.971052	8.28%	186,187
2019	10.231578	11.055905	8.06%	91,381
2018	10.431745	10.231578	-1.92%	78,886
2017	10.193556	10.431745	2.34%	18,670
2016	10.015256	10.193556	1.78%	4,465
2015*	10.000000	10.015256	0.00%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	15.044352	19.381001	28.83%	591,834
2019	11.257959	15.044352	33.63%	448,442
2018	12.536217	11.257959	-10.20%	445,693
2017	9.653904	12.536217	29.86%	68,508
2016	9.718249	9.653904	-0.66%	6,518
2015*	10.000000	9.718249	-0.03%	44,638
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	17.255313	25.918969	50.21%	315,889
2019	13.357730	17.255313	29.18%	259,513
2018	13.561886	13.357730	-1.51%	211,116
2017	10.702790	13.561886	26.71%	97,557
2016	9.897244	10.702790	8.14%	37,670
2015*	10.000000	9.897244	-0.01%	49,259
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.595096	17.484748	12.12%	162,852
2019	12.516265	15.595096	24.60%	159,221
2018	12.906147	12.516265	-3.02%	130,745
2017	10.675661	12.906147	20.89%	87,797
2016	9.692328	10.675661	10.15%	34,805
2015*	10.000000	9.692328	-0.03%	8,984

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	11.342126	11.702295	3.18%	49,695
2019	10.478632	11.342126	8.24%	54,433
2018	10.822749	10.478632	-3.18%	34,553
2017	10.265335	10.822749	5.43%	33,282
2016	9.529142	10.265335	7.73%	17,605
2015	9.896868	9.529142	-3.72%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.878213	17.325940	9.12%	2,731
2019	12.412077	15.878213	27.93%	0
2018	12.553874	12.412077	-1.13%	0
2017	10.529518	12.553874	19.23%	0
2016	9.553581	10.529518	10.22%	0
2015*	10.000000	9.553581	-0.04%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	14.433356	14.789736	2.47%	41,174
2019	11.461764	14.433356	25.93%	46,971
2018	12.492519	11.461764	-8.25%	34,851
2017	10.705691	12.492519	16.69%	5,351
2016	9.183373	10.705691	16.58%	0
2015*	10.000000	9.183373	-0.08%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.530492	13.095523	13.57%	20,512
2019	10.117296	11.530492	13.97%	14,577
2018	11.148917	10.117296	-9.25%	14,531
2017	9.494113	11.148917	17.43%	13,846
2016	9.298686	9.494113	2.10%	14,171
2015*	10.000000	9.298686	-0.07%	13,470
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	20.717261	23.121012	11.60%	10,644
2019	16.856117	20.717261	22.91%	5,296
2018	19.048214	16.856117	-11.51%	14,153
2017	16.036142	19.048214	18.78%	19,915
2016	14.924989	16.036142	7.44%	0
2015	15.321643	14.924989	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	16.331885	17.760546	8.75%	7,065
2019	14.178014	16.331885	15.19%	74,776
2018	15.250892	14.178014	-7.03%	6,534
2017	13.727001	15.250892	11.10%	0
2016	13.047410	13.727001	5.21%	0
2015	13.300145	13.047410	-1.90%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	18.555223	20.507105	10.52%	32,452
2019	15.564082	18.555223	19.22%	32,093
2018	17.092982	15.564082	-8.94%	5,800
2017	14.886274	17.092982	14.82%	28,647
2016	13.989308	14.886274	6.41%	0
2015	14.299208	13.989308	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.446792	14.344811	6.68%	43,041
2019	12.254461	13.446792	9.73%	43,041
2018	12.690686	12.254461	-3.44%	43,041
2017	12.034029	12.690686	5.46%	43,041
2016	11.601744	12.034029	3.73%	0
2015	11.787700	11.601744	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.268445	12.777422	4.15%	25,400
2019	10.868098	12.268445	12.88%	25,415
2018	11.788419	10.868098	-7.81%	0
2017	10.359559	11.788419	13.79%	27,649
2016	9.898146	10.359559	4.66%	0
2015	10.430891	9.898146	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.690202	13.508313	6.45%	0
2019	11.089519	12.690202	14.43%	0
2018	12.036449	11.089519	-7.87%	0
2017	10.305866	12.036449	16.79%	0
2016	9.786042	10.305866	5.31%	0
2015	10.375918	9.786042	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	17.460954	19.163158	9.75%	0
2019	14.906036	17.460954	17.14%	0
2018	16.181190	14.906036	-7.88%	0
2017	14.319279	16.181190	13.00%	0
2016	13.529915	14.319279	5.83%	0
2015	13.792904	13.529915	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	19.444432	21.642786	11.31%	30,672
2019	16.044327	19.444432	21.19%	8,429
2018	17.881992	16.044327	-10.28%	0
2017	15.274837	17.881992	17.07%	9,169
2016	14.318482	15.274837	6.68%	0
2015	14.662278	14.318482	-2.34%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.410532	16.663123	8.13%	0
2019	13.597938	15.410532	13.33%	0
2018	14.401089	13.597938	-5.58%	0
2017	13.217603	14.401089	8.95%	0
2016	12.576315	13.217603	5.10%	0
2015	12.820681	12.576315	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	11.021040	11.713745	6.29%	916,700
2019	10.254489	11.021040	7.48%	487,631
2018	10.380693	10.254489	-1.22%	97,144
2017	10.152595	10.380693	2.25%	47,326
2016	10.012931	10.152595	1.39%	0
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	10.133754	10.568047	4.29%	5,121
2019	9.086094	10.133754	11.53%	22,069
2018	10.869809	9.086094	-16.41%	8,205
2017	8.933289	10.869809	21.68%	6,197
2016	8.910279	8.933289	0.26%	3,340
2015*	10.000000	8.910279	-0.11%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.266968	11.927714	5.86%	0
2019	10.454305	11.266968	7.77%	0
2018	10.617458	10.454305	-1.54%	0
2017	10.278643	10.617458	3.30%	14,515
2016	9.872391	10.278643	4.12%	0
2015*	10.000000	9.872391	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.187700	13.176492	8.11%	12,930
2019	11.216143	12.187700	8.66%	14,445
2018	11.479686	11.216143	-2.30%	0
2017	11.157537	11.479686	2.89%	0
2016	10.889666	11.157537	2.46%	0
2015	11.040128	10.889666	-1.36%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.700556	11.006619	2.86%	56,347
2019	10.125446	10.700556	5.68%	24,363
2018*	10.000000	10.125446	1.25%	23,842
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.605706	14.123097	12.04%	75,407
2019	10.364633	12.605706	21.62%	67,944
2018	12.695330	10.364633	-18.36%	7,168
2017	9.066538	12.695330	40.02%	7,168
2016	8.507818	9.066538	6.57%	7,168
2015*	10.000000	8.507818	-0.15%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.500818	13.140149	5.11%	20,703
2019	10.988260	12.500818	13.77%	12,963
2018	11.425627	10.988260	-3.83%	6,176
2017	10.793978	11.425627	5.85%	6,399
2016	9.536286	10.793978	13.19%	5,887
2015	9.875518	9.536286	-3.44%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.441942	10.952331	4.89%	148,720
2019	9.934738	10.441942	5.11%	710,129
2018	10.045702	9.934738	-1.10%	15,060
2017	9.949269	10.045702	0.97%	0
2016	9.986300	9.949269	-0.37%	0
2015*	10.000000	9.986300	0.00%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	9.444238	9.381089	-0.67%	343,895
2019	9.381882	9.444238	0.66%	506,803
2018	9.356337	9.381882	0.27%	115,798
2017	9.415999	9.356337	-0.63%	177,360
2016	9.496304	9.415999	-0.85%	688,936
2015	9.577714	9.496304	-0.85%	127,024
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.474136	12.250910	6.77%	44,838
2019	9.731873	11.474136	17.90%	24,848
2018	11.521163	9.731873	-15.53%	12,426
2017	9.143980	11.521163	26.00%	0
2016	9.164085	9.143980	-0.22%	0
2015*	10.000000	9.164085	-0.08%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	12.224542	13.033824	6.62%	937,306
2019	10.125171	12.224542	20.73%	672,439
2018	11.848651	10.125171	-14.55%	304,069
2017	9.568738	11.848651	23.83%	183,172
2016	9.562319	9.568738	0.07%	0
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.404746	16.112777	11.86%	0
2019	11.741703	14.404746	22.68%	0
2018	12.993435	11.741703	-9.63%	0
2017	11.065274	12.993435	17.43%	0
2016	10.194683	11.065274	8.54%	0
2015	10.385738	10.194683	-1.84%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.759613	13.841143	8.48%	0
2019	11.157343	12.759613	14.36%	0
2018	11.827050	11.157343	-5.66%	0
2017	10.733466	11.827050	10.19%	0
2016	10.183425	10.733466	5.40%	0
2015	10.288587	10.183425	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.709017	15.171772	10.67%	175,646
2019	11.527844	13.709017	18.92%	87,997
2018	12.431598	11.527844	-7.27%	87,997
2017	10.920708	12.431598	13.84%	87,997
2016	10.222905	10.920708	6.83%	0
2015	10.365674	10.222905	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.605600	12.279662	5.81%	136,206
2019	10.686379	11.605600	8.60%	100,250
2018	10.976438	10.686379	-2.64%	102,005
2017	10.475033	10.976438	4.79%	49,713
2016	10.132573	10.475033	3.38%	0
2015	10.192447	10.132573	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.430300	12.886670	3.67%	82,376
2019	11.094732	12.430300	12.04%	82,438
2018	11.857401	11.094732	-6.43%	0
2017	10.487329	11.857401	13.06%	0
2016	10.005898	10.487329	4.81%	0
2015	10.429727	10.005898	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.990263	13.694866	5.42%	0
2019	11.368180	12.990263	14.27%	0
2018	12.205084	11.368180	-6.86%	0
2017	10.524237	12.205084	15.97%	0
2016	9.924417	10.524237	6.04%	0
2015	10.421674	9.924417	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.285640	14.535362	9.41%	579,012
2019	11.380138	13.285640	16.74%	549,780
2018	12.169439	11.380138	-6.49%	344,058
2017	10.868542	12.169439	11.97%	286,561
2016	10.230701	10.868542	6.23%	157,896
2015	10.353063	10.230701	-1.18%	89,389

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	14.017237	15.611532	11.37%	0
2019	11.604396	14.017237	20.79%	0
2018	12.684483	11.604396	-8.52%	0
2017	10.964264	12.684483	15.69%	48,494
2016	10.193463	10.964264	7.56%	0
2015	10.356429	10.193463	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.423671	13.371573	7.63%	215,102
2019	11.041449	12.423671	12.52%	61,028
2018	11.568331	11.041449	-4.55%	61,028
2017	10.683196	11.568331	8.29%	61,028
2016	10.193231	10.683196	4.81%	0
2015	10.283755	10.193231	-0.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.505487	11.158285	6.21%	79,529
2019*	10.000000	10.505487	5.05%	5,265
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.807270	12.404165	14.78%	0
2019*	10.000000	10.807270	8.07%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.099144	10.164455	0.65%	24,626
2019*	10.000000	10.099144	0.99%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	28.630642	36.879605	28.81%	1,549
2019	22.175091	28.630642	29.11%	0
2018	23.141567	22.175091	-4.18%	0
2017	17.970168	23.141567	28.78%	0
2016	17.770186	17.970168	1.13%	0
2015	17.378640	17.770186	2.25%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.459855	14.291863	6.18%	3,298
2019	11.410659	13.459855	17.96%	0
2018	12.091893	11.410659	-5.63%	0
2017	10.374308	12.091893	16.56%	0
2016	9.639114	10.374308	7.63%	0
2015*	10.000000	9.639114	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.773766	15.670793	6.07%	113,548
2019	12.215179	14.773766	20.95%	99,371
2018	12.646075	12.215179	-3.41%	99,371
2017	10.480340	12.646075	20.66%	43,701
2016	9.605128	10.480340	9.11%	0
2015*	10.000000	9.605128	-0.04%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.891721	19.851252	17.52%	163,660
2019	12.405314	16.891721	36.17%	159,645
2018	12.708026	12.405314	-2.38%	49,075
2017	10.086463	12.708026	25.99%	26,082
2016	9.845415	10.086463	2.45%	21,856
2015*	10.000000	9.845415	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.830866	13.904451	0.53%	7,673
2019	11.011364	13.830866	25.61%	7,349
2018	12.268113	11.011364	-10.24%	7,447
2017	11.410226	12.268113	7.52%	11,441
2016	9.572887	11.410226	19.19%	5,033
2015*	10.000000	9.572887	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.820002	18.20%	37,492
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.676096	16.459750	12.15%	628,382
2019	11.780151	14.676096	24.58%	618,130
2018	13.408080	11.780151	-12.14%	323,279
2017	11.679764	13.408080	14.80%	231,975
2016	9.792754	11.679764	19.27%	48,280
2015	10.133509	9.792754	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	25.275889	24.774237	-1.98%	5,699
2019	20.584090	25.275889	22.79%	8,469
2018	23.906468	20.584090	-13.90%	4,029
2017	21.179830	23.906468	12.87%	4,029
2016	18.165032	21.179830	16.60%	4,029
2015	18.865116	18.165032	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	14.486297	20.182386	39.32%	30,658
2019	10.792439	14.486297	34.23%	19,583
2018	11.859897	10.792439	-9.00%	8,311
2017	9.596178	11.859897	23.59%	8,311
2016	8.956500	9.596178	7.14%	8,311
2015*	10.000000	8.956500	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.990658	12.477342	4.06%	13,923
2019	10.189022	11.990658	17.68%	1,972
2018	12.400163	10.189022	-17.83%	2,014
2017	11.499608	12.400163	7.83%	2,061
2016	9.233003	11.499608	24.55%	2,164
2015*	10.000000	9.233003	-0.08%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	13.418811	16.279149	21.32%	79,126
2019	10.796533	13.418811	24.29%	79,540
2018	12.492888	10.796533	-13.58%	70,559
2017	11.130564	12.492888	12.24%	70,559
2016	9.160620	11.130564	21.50%	7,997
2015*	10.000000	9.160620	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.339838	18.371995	12.44%	14,018
2019	12.866258	16.339838	27.00%	21,186
2018	13.661235	12.866258	-5.82%	14,018
2017	11.043651	13.661235	23.70%	0
2016*	10.000000	11.043651	0.10%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.530916	16.329007	12.37%	0
2019	11.627063	14.530916	24.97%	0
2018	12.459258	11.627063	-6.68%	0
2017	10.616268	12.459258	17.36%	0
2016	9.724049	10.616268	9.18%	0
2015*	10.000000	9.724049	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.343028	14.345960	-6.50%	139,795
2019	11.862905	15.343028	29.34%	72,595
2018	12.471100	11.862905	-4.88%	32,685
2017	11.849801	12.471100	5.24%	22,722
2016	11.150863	11.849801	6.27%	15,590
2015	11.921231	11.150863	-6.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.654041	19.516630	17.19%	2,148,464
2019	12.806719	16.654041	30.04%	2,039,239
2018	13.542543	12.806719	-5.43%	1,189,338
2017	11.238687	13.542543	20.50%	705,105
2016	10.150712	11.238687	10.72%	186,572
2015	10.120028	10.150712	0.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.575903	10.782968	1.96%	92,774
2019	10.247722	10.575903	3.20%	77,047
2018	10.251954	10.247722	-0.04%	58,661
2017	10.178860	10.251954	0.72%	67,874
2016	10.016312	10.178860	1.62%	28,407
2015	10.136746	10.016312	-1.19%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	14.241227	16.847918	18.30%	564,990
2019	11.494327	14.241227	23.90%	488,579
2018	13.076741	11.494327	-12.10%	333,386
2017	11.550563	13.076741	13.21%	233,581
2016	9.637841	11.550563	19.85%	55,962
2015	10.219353	9.637841	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	28.166353	44.822244	59.13%	5,742
2019	20.760185	28.166353	35.67%	1,654
2018	22.526786	20.760185	-7.84%	1,689
2017	17.815975	22.526786	26.44%	1,728
2016	16.942356	17.815975	5.16%	1,815
2015	17.146849	16.942356	-1.19%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.410251	11.174190	7.34%	0
2019	9.109453	10.410251	14.28%	0
2018	9.856481	9.109453	-7.58%	0
2017	9.318166	9.856481	5.78%	0
2016	9.458831	9.318166	-1.49%	0
2015	10.048368	9.458831	-5.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.667423	13.552949	6.99%	0
2019	11.433337	12.667423	10.79%	0
2018	12.196198	11.433337	-6.25%	0
2017	10.849042	12.196198	12.42%	0
2016	9.691162	10.849042	11.95%	0
2015	10.763126	9.691162	-9.96%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.392394	6.415921	0.37%	28,969
2019	5.789969	6.392394	10.40%	20,165
2018	6.806534	5.789969	-14.94%	0
2017	6.727004	6.806534	1.18%	0
2016	5.906153	6.727004	13.90%	0
2015	8.013181	5.906153	-26.29%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	11.087182	11.509110	3.81%	19,803
2019	10.666668	11.087182	3.94%	20,927
2018	10.659853	10.666668	0.06%	27,861
2017	10.248240	10.659853	4.02%	5,749
2016	9.878204	10.248240	3.75%	0
2015	10.144249	9.878204	-2.62%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	15.371802	16.243971	5.67%	58,485
2019	13.522239	15.371802	13.68%	36,055
2018	14.330290	13.522239	-5.64%	17,004
2017	13.165224	14.330290	8.85%	11,670
2016	11.728127	13.165224	12.25%	8,102
2015	12.115220	11.728127	-3.20%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	11.131622	11.741831	5.48%	491,957
2019	10.351381	11.131622	7.54%	519,836
2018	10.410808	10.351381	-0.57%	496,963
2017*	10.000000	10.410808	4.11%	15,062
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.858266	11.352407	4.55%	154,981
2019	10.244271	10.858266	5.99%	21,622
2018	10.128407	10.244271	1.14%	8,243
2017*	10.000000	10.128407	1.28%	4,983
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.734486	12.875267	9.72%	891
2019	11.069354	11.734486	6.01%	5,388
2018	11.638882	11.069354	-4.89%	8,388
2017	10.600460	11.638882	9.80%	2,463
2016	10.389446	10.600460	2.03%	2,587
2015	11.288506	10.389446	-7.96%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.470297	10.603500	1.27%	126,382
2019	10.282807	10.470297	1.82%	73,985
2018	10.225514	10.282807	0.56%	35,678
2017	10.080564	10.225514	1.44%	9,963
2016	9.941134	10.080564	1.40%	5,201
2015*	10.000000	9.941134	-0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	12.149868	13.074300	7.61%	275,162
2019	11.320395	12.149868	7.33%	263,313
2018	11.490957	11.320395	-1.48%	224,759
2017	11.056595	11.490957	3.93%	124,954
2016	10.870278	11.056595	1.71%	87,189
2015	10.926799	10.870278	-0.52%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.544758	35.45%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.648236	15.366479	4.90%	79,518
2019	11.329231	14.648236	29.30%	41,120
2018	12.486844	11.329231	-9.27%	26,395
2017	10.603109	12.486844	17.77%	7,866
2016	9.409887	10.603109	12.68%	7,866
2015*	10.000000	9.409887	-0.06%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	25.045101	26.713257	6.66%	0
2019	20.648891	25.045101	21.29%	0
2018	23.700026	20.648891	-12.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	12.379107	12.260753	-0.96%	266
2019	9.748316	12.379107	26.99%	0
2018	11.208593	9.748316	-13.03%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	13.072070	16.754460	28.17%	130,410
2019	10.249664	13.072070	27.54%	101,696
2018	10.250126	10.249664	0.00%	74,737
2017	8.120356	10.250126	26.23%	31,041
2016	9.172683	8.120356	-11.47%	19,332
2015*	10.000000	9.172683	-0.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.470544	12.212257	6.47%	24,213
2019	10.896967	11.470544	5.26%	5,607
2018	10.262766	10.896967	6.18%	5,607
2017	10.091738	10.262766	1.69%	5,607
2016	9.935357	10.091738	1.57%	0
2015	10.112060	9.935357	-1.75%	0
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	10.006529	11.597813	15.90%	7,134
2019	7.749468	10.006529	29.13%	0
2018*	10.000000	7.749468	-22.51%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.526619	8.867676	17.82%	103,891
2019	6.805404	7.526619	10.60%	93,319
2018	9.589713	6.805404	-29.03%	47,994
2017	9.866211	9.589713	-2.80%	47,307
2016	6.938398	9.866211	42.20%	24,216
2015*	10.000000	6.938398	-0.31%	9,221
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.324910	16.940532	37.45%	16,939
2019	8.959157	12.324910	37.57%	16,144
2018	10.832157	8.959157	-17.29%	0
2017*	10.000000	10.832157	8.32%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.827383	10.569053	-2.39%	55,297
2019*	10.000000	10.827383	8.27%	23,545

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.873308	8.978799	1.19%	14,564
2019	7.674423	8.873308	15.62%	11,320
2018*	10.000000	7.674423	-23.26%	9,821
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.243383	6.851552	-25.88%	56,718
2019	7.753990	9.243383	19.21%	39,565
2018	9.665103	7.753990	-19.77%	31,763
2017	9.845102	9.665103	-1.83%	36,495
2016	7.062869	9.845102	39.39%	15,053
2015	11.492838	7.062869	-38.55%	2,639
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.890645	17.186990	8.16%	12,352
2019	11.478345	15.890645	38.44%	42,157
2018	13.256133	11.478345	-13.41%	12,963
2017	10.715202	13.256133	23.71%	20,374
2016	10.024002	10.715202	6.90%	6,050
2015	10.260358	10.024002	-2.30%	4,472
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.155715	12.099367	8.46%	140,052
2019	10.347238	11.155715	7.81%	83,130
2018	10.755495	10.347238	-3.80%	71,997
2017	10.479086	10.755495	2.64%	62,078
2016	10.139773	10.479086	3.35%	40,116
2015	10.501376	10.139773	-3.44%	4,479
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	13.009320	30.09%	18,430
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.084822	30.85%	10,554
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.727036	12.087437	3.07%	267,157
2019	10.071101	11.727036	16.44%	249,507
2018	10.968465	10.071101	-8.18%	185,055
2017	9.834936	10.968465	11.53%	141,561
2016	9.571752	9.834936	2.75%	90,474
2015	9.844922	9.571752	-2.77%	22,858
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.533090	21.178195	28.10%	65,792
2019	12.724434	16.533090	29.93%	75,355
2018	14.410990	12.724434	-11.70%	63,529
2017	11.587088	14.410990	24.37%	36,390
2016	11.491466	11.587088	0.83%	17,379
2015	11.609748	11.491466	-1.02%	10,356

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.410423	13.964515	12.52%	210,976
2019	10.219270	12.410423	21.44%	223,510
2018	11.921558	10.219270	-14.28%	201,250
2017	9.129745	11.921558	30.58%	113,346
2016	8.934329	9.129745	2.19%	62,104
2015*	10.000000	8.934329	-10.66%	21,333
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	13.356192	16.302613	22.06%	242,699
2019	10.473191	13.356192	27.53%	237,514
2018	12.337588	10.473191	-15.11%	206,113
2017	9.655897	12.337588	27.77%	133,358
2016	9.284958	9.655897	4.00%	50,253
2015*	10.000000	9.284958	-7.15%	4,363
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	14.055269	15.093527	7.39%	533,412
2019	11.729853	14.055269	19.82%	455,112
2018	13.009370	11.729853	-9.84%	404,259
2017	11.259805	13.009370	15.54%	290,222
2016	9.598013	11.259805	17.31%	161,356
2015*	10.000000	9.598013	-4.02%	54,628
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	12.094946	12.813644	5.94%	391,343
2019	10.636308	12.094946	13.71%	369,167
2018	11.063919	10.636308	-3.86%	266,966
2017	10.436618	11.063919	6.01%	157,800
2016	9.343957	10.436618	11.69%	78,853
2015*	10.000000	9.343957	-6.56%	24,611
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.740200	11.541182	7.46%	218,078
2019	9.939507	10.740200	8.06%	113,001
2018	10.113423	9.939507	-1.72%	56,543
2017	9.897956	10.113423	2.18%	21,830
2016*	10.000000	9.897956	-1.02%	8,306
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.885086	15.262370	2.53%	60,041
2019	11.796123	14.885086	26.19%	71,237
2018	12.870434	11.796123	-8.35%	68,573
2017	11.159786	12.870434	15.33%	60,283
2016*	10.000000	11.159786	11.60%	30,909

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.278093	18.257563	19.50%	125,840
2019	13.105488	15.278093	16.58%	105,485
2018	14.324193	13.105488	-8.51%	110,508
2017	12.724221	14.324193	12.57%	96,641
2016	12.381286	12.724221	2.77%	72,632
2015	12.632806	12.381286	-1.99%	22,316
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.547730	14.464529	6.77%	92,122
2019	11.417583	13.547730	18.66%	86,185
2018	13.679240	11.417583	-16.53%	72,583
2017	12.010597	13.679240	13.89%	58,821
2016	10.530718	12.010597	14.05%	35,460
2015	10.911642	10.530718	-3.49%	19,218
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.212856	11.800811	5.24%	53,128
2019	9.720126	11.212856	15.36%	38,806
2018	10.227850	9.720126	-4.96%	32,406
2017*	10.000000	10.227850	2.28%	20,189
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.654230	13.223450	-3.15%	170,430
2019	10.798800	13.654230	26.44%	154,175
2018	13.133895	10.798800	-17.78%	113,545
2017	11.870476	13.133895	10.64%	68,718
2016	9.146727	11.870476	29.78%	21,724
2015*	10.000000	9.146727	-8.53%	10,092
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.119721	11.228608	0.98%	292,068
2019	10.489505	11.119721	6.01%	299,600
2018	10.605156	10.489505	-1.09%	260,983
2017	10.355497	10.605156	2.41%	126,247
2016	9.600930	10.355497	7.86%	71,854
2015*	10.000000	9.600930	-3.99%	37,187
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.322391	10.751833	4.16%	79,152
2019*	10.000000	10.322391	3.22%	9,556
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.566990	13.691570	29.57%	83,339
2019	8.261826	10.566990	27.90%	57,297
2018*	10.000000	8.261826	-17.38%	5,104

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.712017	16.578623	20.91%	640,828
2019	11.159414	13.712017	22.87%	568,280
2018	11.796648	11.159414	-5.40%	449,284
2017	10.261680	11.796648	14.96%	374,206
2016	9.688874	10.261680	5.91%	208,954
2015*	10.000000	9.688874	-3.11%	16,702
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.032969	14.225036	28.93%	188,605
2019*	10.000000	11.032969	10.33%	63,508
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.600835	16.01%	23,218
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	15.035729	16.015778	6.52%	215,080
2019	11.711571	15.035729	28.38%	186,543
2018	13.028134	11.711571	-10.11%	131,630
2017	11.284782	13.028134	15.45%	99,791
2016*	10.000000	11.284782	12.85%	26,186
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.875805	25.404176	42.11%	483,117
2019	13.477257	17.875805	32.64%	390,102
2018	13.673238	13.477257	-1.43%	340,275
2017	10.244276	13.673238	33.47%	236,515
2016	10.290872	10.244276	-0.45%	102,547
2015*	10.000000	10.290872	2.91%	32,500
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.947015	11.830633	8.07%	422,427
2019	10.107099	10.947015	8.31%	257,829
2018	10.290746	10.107099	-1.78%	192,153
2017	9.995409	10.290746	2.95%	80,491
2016*	10.000000	9.995409	-0.05%	8,976
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.608920	11.635192	-7.72%	127,073
2019	10.358982	12.608920	21.72%	141,928
2018	11.186264	10.358982	-7.40%	113,130
2017	10.888306	11.186264	2.74%	102,085
2016	10.428104	10.888306	4.41%	64,997
2015*	10.000000	10.428104	4.28%	18,626
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.519007	12.220303	6.09%	248,614
2019	10.514935	11.519007	9.55%	221,165
2018	10.930264	10.514935	-3.80%	181,866
2017	10.265783	10.930264	6.47%	149,608
2016	9.599546	10.265783	6.94%	61,462
2015	9.887941	9.599546	-2.92%	11,516

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.109502	21.10%	11,374
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	17.746183	19.631844	10.63%	28,615
2019	14.955413	17.746183	18.66%	38,432
2018	16.720649	14.955413	-10.56%	36,501
2017	15.082426	16.720649	10.86%	34,666
2016	13.460232	15.082426	12.05%	16,168
2015	14.496906	13.460232	-7.15%	3,945
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.444484	13.402375	-0.31%	224,324
2019	11.701217	13.444484	14.90%	193,656
2018	12.351687	11.701217	-5.27%	167,727
2017	11.375732	12.351687	8.58%	134,154
2016	10.077175	11.375732	12.89%	55,737
2015	10.951518	10.077175	-7.98%	13,560
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.769009	13.968777	-5.42%	43,900
2019	11.995191	14.769009	23.12%	54,377
2018	13.648050	11.995191	-12.11%	48,755
2017	12.694098	13.648050	7.51%	28,720
2016	11.430241	12.694098	11.06%	9,874
2015	11.983095	11.430241	-4.61%	6,125
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.880053	9.264682	-6.23%	425,301
2019	9.782935	9.880053	0.99%	458,059
2018	9.694430	9.782935	0.91%	458,068
2017	9.607081	9.694430	0.91%	333,518
2016	9.426855	9.607081	1.91%	228,421
2015*	10.000000	9.426855	-5.73%	53,333
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.963051	12.330594	3.07%	4,219
2019	10.795310	11.963051	10.82%	4,541
2018	11.399195	10.795310	-5.30%	4,421
2017	10.179353	11.399195	11.98%	6,035
2016	9.854459	10.179353	3.30%	3,668
2015	10.568786	9.854459	-6.76%	950
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.957271	9.895404	-0.62%	44,856
2019	9.874800	9.957271	0.84%	49,528
2018	9.840483	9.874800	0.35%	56,503
2017	9.816368	9.840483	0.25%	27,928
2016	9.820885	9.816368	-0.05%	16,504
2015	9.976454	9.820885	-1.56%	7,940

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.153790	10.727705	5.65%	25,781
2019	9.424901	10.153790	7.73%	26,869
2018*	10.000000	9.424901	-5.75%	7,538
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.750168	6.856250	1.57%	126,058
2019	6.304993	6.750168	7.06%	144,000
2018	7.001051	6.304993	-9.94%	151,692
2017	6.505043	7.001051	7.62%	154,216
2016	7.708798	6.505043	-15.62%	155,887
2015	7.909102	7.708798	-2.53%	32,377
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	10.399438	10.802816	3.88%	22,813
2019	9.953242	10.399438	4.48%	22,353
2018	11.548192	9.953242	-13.81%	16,835
2017	10.156055	11.548192	13.71%	15,312
2016	10.191601	10.156055	-0.35%	7,195
2015	10.166443	10.191601	0.25%	4,003
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.762456	9.315749	6.31%	24,683
2019	8.428439	8.762456	3.96%	27,480
2018	8.969203	8.428439	-6.03%	24,421
2017	8.738450	8.969203	2.64%	18,289
2016	8.869367	8.738450	-1.48%	9,362
2015	8.796330	8.869367	0.83%	6,617
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.502676	13.614138	8.89%	35,059
2019	10.992935	12.502676	13.73%	36,925
2018	11.903457	10.992935	-7.65%	32,196
2017	10.947068	11.903457	8.74%	31,303
2016	9.915510	10.947068	10.40%	17,963
2015	10.476679	9.915510	-5.36%	1,922
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.512104	16.150724	11.29%	331,075
2019	11.411477	14.512104	27.17%	286,493
2018	12.544480	11.411477	-9.03%	231,169
2017	10.708078	12.544480	17.15%	187,041
2016	9.492583	10.708078	12.80%	103,532
2015*	10.000000	9.492583	-5.07%	14,908
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.677773	22.285287	26.06%	64,462
2019	13.583704	17.677773	30.14%	88,614
2018	15.843675	13.583704	-14.26%	60,067
2017	11.739500	15.843675	34.96%	49,067
2016	11.876407	11.739500	-1.15%	26,821
2015	11.571423	11.876407	2.64%	20,724

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.817010	13.306230	12.60%	36,562
2019	9.307938	11.817010	26.96%	35,247
2018	11.088517	9.307938	-16.06%	25,328
2017	9.126173	11.088517	21.50%	21,644
2016	9.282765	9.126173	-1.69%	15,698
2015*	10.000000	9.282765	-7.17%	852
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	13.014187	15.413936	18.44%	167,083
2019	10.422018	13.014187	24.87%	151,858
2018	11.768074	10.422018	-11.44%	144,857
2017	10.435062	11.768074	12.77%	98,657
2016	8.957254	10.435062	16.50%	65,845
2015*	10.000000	8.957254	-10.43%	11,016
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.599564	13.899942	19.83%	139,730
2019	9.157141	11.599564	26.67%	114,769
2018	11.498278	9.157141	-20.36%	106,398
2017	9.185094	11.498278	25.18%	67,226
2016	9.536581	9.185094	-3.69%	35,581
2015*	10.000000	9.536581	-4.63%	10,062
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.237295	17.178377	12.74%	52,842
2019	12.638728	15.237295	20.56%	57,651
2018	13.501448	12.638728	-6.39%	57,818
2017	11.530503	13.501448	17.09%	57,513
2016	11.953651	11.530503	-3.54%	44,645
2015	13.173958	11.953651	-9.26%	6,154
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.061297	3.790337	-37.47%	121,374
2019	5.916752	6.061297	2.44%	85,162
2018	9.074770	5.916752	-34.80%	67,371
2017	10.492919	9.074770	-13.52%	41,117
2016	7.876990	10.492919	33.21%	34,883
2015*	10.000000	7.876990	-21.23%	6,047
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	14.328302	16.175083	12.89%	395,510
2019	11.836619	14.328302	21.05%	343,344
2018	11.905477	11.836619	-0.58%	180,404
2017	10.179369	11.905477	16.96%	139,286
2016	9.855791	10.179369	3.28%	85,416
2015*	10.000000	9.855791	-1.44%	4,349

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.786681	20.986757	17.99%	227,297
2019	13.292939	17.786681	33.81%	245,037
2018	13.517904	13.292939	-1.66%	222,729
2017	10.743900	13.517904	25.82%	174,928
2016	9.680434	10.743900	10.99%	85,987
2015*	10.000000	9.680434	-3.20%	34,863
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.890220	11.886544	9.15%	174,128
2019	10.066309	10.890220	8.18%	150,937
2018	10.301050	10.066309	-2.28%	162,681
2017	10.067278	10.301050	2.32%	119,251
2016	9.947685	10.067278	1.20%	86,780
2015*	10.000000	9.947685	-0.52%	25,317
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	23.292110	34.757169	49.22%	205,768
2019	16.245997	23.292110	43.37%	211,522
2018	16.263152	16.245997	-0.11%	143,489
2017	11.335656	16.263152	43.47%	68,290
2016	10.056836	11.335656	12.72%	22,535
2015*	10.000000	10.056836	0.57%	11,926
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	12.322635	14.078028	14.25%	19,988
2019	10.677157	12.322635	15.41%	18,674
2018	11.512128	10.677157	-7.25%	15,014
2017	9.951581	11.512128	15.68%	12,430
2016	9.497557	9.951581	4.78%	5,628
2015*	10.000000	9.497557	-5.02%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	11.972374	12.470717	4.16%	26,605
2019	10.583313	11.972374	13.13%	18,025
2018	11.243468	10.583313	-5.87%	12,827
2017	10.166512	11.243468	10.59%	10,187
2016	9.669280	10.166512	5.14%	8,660
2015*	10.000000	9.669280	-3.31%	1,055
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.516002	10.278109	-2.26%	331,926
2019	8.991053	10.516002	16.96%	348,917
2018	11.151789	8.991053	-19.38%	316,549
2017	8.812048	11.151789	26.55%	230,233
2016	7.369456	8.812048	19.58%	156,744
2015	9.311401	7.369456	-20.86%	41,025

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.886043	13.853613	16.55%	56,464
2019	9.624423	11.886043	23.50%	60,964
2018	10.633085	9.624423	-9.49%	56,295
2017	9.259836	10.633085	14.83%	48,428
2016	9.266319	9.259836	-0.07%	25,582
2015*	10.000000	9.266319	-7.34%	7,929
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	15.401686	21.790737	41.48%	116,124
2019	12.293126	15.401686	25.29%	91,329
2018	12.031994	12.293126	2.17%	109,462
2017	9.807955	12.031994	22.68%	37,531
2016	9.386789	9.807955	4.49%	18,865
2015*	10.000000	9.386789	-6.13%	1,514
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.948066	12.670754	6.05%	82,403
2019	10.585343	11.948066	12.87%	91,801
2018	11.157419	10.585343	-5.13%	90,895
2017	10.393931	11.157419	7.35%	69,641
2016	9.100966	10.393931	14.21%	56,179
2015	9.787838	9.100966	-7.02%	12,286
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.666636	10.890582	2.10%	397,265
2019	10.255884	10.666636	4.01%	298,978
2018	10.242219	10.255884	0.13%	149,218
2017	10.123784	10.242219	1.17%	119,551
2016	9.882910	10.123784	2.44%	78,227
2015*	10.000000	9.882910	-1.17%	31,771
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	11.062519	11.765269	6.35%	166,301
2019	10.307426	11.062519	7.33%	157,539
2018	10.520110	10.307426	-2.02%	152,662
2017	10.230790	10.520110	2.83%	116,823
2016	9.911340	10.230790	3.22%	69,009
2015*	10.000000	9.911340	-0.89%	27,189
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	14.100006	18.924295	34.21%	108,331
2019	11.671053	14.100006	20.81%	105,663
2018	12.102971	11.671053	-3.57%	90,590
2017	10.953794	12.102971	10.49%	64,597
2016*	10.000000	10.953794	9.54%	28,463

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	12.965841	13.557752	4.57%	116,811
2019	10.494114	12.965841	23.55%	110,611
2018	10.515461	10.494114	-0.20%	58,227
2017	9.276840	10.515461	13.35%	51,971
2016	8.423822	9.276840	10.13%	25,759
2015*	10.000000	8.423822	-15.76%	5,154
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	14.228318	16.207691	13.91%	80,125
2019	11.152047	14.228318	27.58%	95,149
2018	12.243582	11.152047	-8.92%	95,022
2017	10.265540	12.243582	19.27%	87,160
2016	9.585315	10.265540	7.10%	81,874
2015*	10.000000	9.585315	-4.15%	17,928
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	13.460432	14.123505	4.93%	12,912
2019	11.895212	13.460432	13.16%	19,220
2018	12.622210	11.895212	-5.76%	17,830
2017	11.528976	12.622210	9.48%	17,877
2016	10.987894	11.528976	4.92%	9,211
2015	11.382390	10.987894	-3.47%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.880036	12.440879	14.35%	71,329
2019*	10.000000	10.880036	8.80%	24,300
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	14.026817	16.692528	19.00%	440,315
2019	11.275897	14.026817	24.40%	465,041
2018	12.617380	11.275897	-10.63%	435,204
2017	10.049310	12.617380	25.55%	250,135
2016	9.775059	10.049310	2.81%	149,071
2015*	10.000000	9.775059	-2.25%	39,386
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.349339	33.49%	2,852
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.598021	13.956298	2.63%	141,756
2019	10.508609	13.598021	29.40%	130,764
2018	12.010267	10.508609	-12.50%	89,387
2017	10.697008	12.010267	12.28%	63,659
2016	9.333563	10.697008	14.61%	29,077
2015*	10.000000	9.333563	-6.66%	13,354

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	13.414570	14.015269	4.48%	210,212
2019	11.868380	13.414570	13.03%	233,258
2018	12.897489	11.868380	-7.98%	243,321
2017	11.887933	12.897489	8.49%	169,212
2016	10.858760	11.887933	9.48%	121,413
2015	11.098877	10.858760	-2.16%	37,066
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	13.269775	12.948480	-2.42%	114,156
2019	10.482598	13.269775	26.59%	126,551
2018	11.496017	10.482598	-8.82%	118,984
2017	10.317572	11.496017	11.42%	97,672
2016	9.064774	10.317572	13.82%	60,984
2015	10.632727	9.064774	-14.75%	12,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	14.074962	11.864781	-15.70%	332,439
2019	12.042777	14.074962	16.87%	310,269
2018	13.251784	12.042777	-9.12%	318,809
2017	12.200898	13.251784	8.61%	230,970
2016	11.950657	12.200898	2.09%	179,958
2015	12.245007	11.950657	-2.40%	42,883
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.864033	15.214150	9.74%	15,351
2019	11.893872	13.864033	16.56%	15,744
2018	12.870346	11.893872	-7.59%	15,712
2017	11.210261	12.870346	14.81%	15,226
2016	10.733521	11.210261	4.44%	89
2015	11.599334	10.733521	-7.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.642015	22.837565	114.60%	180,090
2019*	10.000000	10.642015	6.42%	22,598
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	17.139956	25.581423	49.25%	24,234
2019	13.033273	17.139956	31.51%	8,805
2018	15.799375	13.033273	-17.51%	3,887
2017	12.712301	15.799375	24.28%	3,467
2016	13.165787	12.712301	-3.44%	810
2015	13.386376	13.165787	-1.65%	224
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.893797	20.948961	10.88%	970,776
2019	15.800832	18.893797	19.57%	826,666
2018	16.797697	15.800832	-5.93%	675,277
2017	14.652797	16.797697	14.64%	427,202
2016	13.578401	14.652797	7.91%	204,758
2015	13.581891	13.578401	-0.03%	68,913

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.981366	11.872354	8.11%	354,482
2019	10.177987	10.981366	7.89%	293,368
2018	10.392917	10.177987	-2.07%	223,323
2017	10.170960	10.392917	2.18%	132,683
2016	10.008160	10.170960	1.63%	83,197
2015*	10.000000	10.008160	0.08%	3,022
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	14.942918	19.221216	28.63%	585,396
2019	11.198990	14.942918	33.43%	664,019
2018	12.489569	11.198990	-10.33%	578,812
2017	9.632497	12.489569	29.66%	310,431
2016	9.711356	9.632497	-0.81%	177,281
2015*	10.000000	9.711356	-2.89%	20,840
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	17.138960	25.705303	49.98%	752,417
2019	13.287757	17.138960	28.98%	793,269
2018	13.511409	13.287757	-1.66%	641,756
2017	10.679048	13.511409	26.52%	341,861
2016	9.890214	10.679048	7.98%	194,915
2015*	10.000000	9.890214	-1.10%	52,978
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.489936	17.340570	11.95%	655,182
2019	12.450692	15.489936	24.41%	554,297
2018	12.858104	12.450692	-3.17%	409,076
2017	10.651985	12.858104	20.71%	230,495
2016	9.685447	10.651985	9.98%	147,135
2015*	10.000000	9.685447	-3.15%	46,656
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	11.228185	11.567213	3.02%	155,911
2019	10.389074	11.228185	8.08%	120,047
2018	10.746594	10.389074	-3.33%	109,432
2017	10.208512	10.746594	5.27%	77,284
2016	9.490710	10.208512	7.56%	32,097
2015	9.871895	9.490710	-3.86%	8,917
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.771166	17.183108	8.95%	37,615
2019	12.347076	15.771166	27.73%	33,106
2018	12.507158	12.347076	-1.28%	25,718
2017	10.506179	12.507158	19.05%	24,941
2016	9.546801	10.506179	10.05%	23,949
2015*	10.000000	9.546801	-4.53%	2,349

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	14.336052	14.667803	2.31%	186,505
2019	11.401734	14.336052	25.74%	137,666
2018	12.446022	11.401734	-8.39%	71,769
2017	10.681961	12.446022	16.51%	39,120
2016	9.176861	10.681961	16.40%	13,346
2015*	10.000000	9.176861	-8.23%	21,200
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.452715	12.987531	13.40%	82,449
2019	10.064280	11.452715	13.80%	70,020
2018	11.107408	10.064280	-9.39%	59,627
2017	9.473060	11.107408	17.25%	52,502
2016	9.292086	9.473060	1.95%	39,688
2015*	10.000000	9.292086	-7.08%	1,290
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	20.416418	22.750792	11.43%	26,083
2019	16.636500	20.416418	22.72%	15,424
2018	18.828713	16.636500	-11.64%	18,958
2017	15.875278	18.828713	18.60%	15,971
2016	14.797588	15.875278	7.28%	1,928
2015	15.213868	14.797588	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	16.094681	17.476119	8.58%	66,650
2019	13.993255	16.094681	15.02%	62,545
2018	15.075092	13.993255	-7.18%	60,888
2017	13.589263	15.075092	10.93%	60,414
2016	12.936007	13.589263	5.05%	47,521
2015	13.206571	12.936007	-2.05%	8,428
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	18.285763	20.178728	10.35%	10,635
2019	15.361289	18.285763	19.04%	10,758
2018	16.895986	15.361289	-9.08%	32,095
2017	14.736937	16.895986	14.65%	3,168
2016	13.869891	14.736937	6.25%	1,254
2015	14.198634	13.869891	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.251517	14.115110	6.52%	101,030
2019	12.094799	13.251517	9.56%	75,069
2018	12.544422	12.094799	-3.58%	59,143
2017	11.913299	12.544422	5.30%	49,997
2016	11.502703	11.913299	3.57%	31,529
2015	11.704782	11.502703	-1.73%	2,271

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.155004	12.640143	3.99%	21,731
2019	10.783916	12.155004	12.71%	21,438
2018	11.714936	10.783916	-7.95%	47,318
2017	10.310523	11.714936	13.62%	21,074
2016	9.866171	10.310523	4.50%	9,647
2015	10.412954	9.866171	-5.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.572818	13.363122	6.29%	25,172
2019	11.003580	12.572818	14.26%	25,406
2018	11.961388	11.003580	-8.01%	25,304
2017	10.257059	11.961388	16.62%	24,450
2016	9.754413	10.257059	5.15%	23,822
2015	10.358061	9.754413	-5.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	17.207348	18.856280	9.58%	87,896
2019	14.711791	17.207348	16.96%	49,663
2018	15.994673	14.711791	-8.02%	52,088
2017	14.175604	15.994673	12.83%	30,893
2016	13.414399	14.175604	5.67%	15,287
2015	13.695871	13.414399	-2.06%	7,030
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	19.162030	21.296207	11.14%	22,645
2019	15.835255	19.162030	21.01%	24,868
2018	17.675889	15.835255	-10.41%	39,040
2017	15.121595	17.675889	16.89%	30,342
2016	14.196249	15.121595	6.52%	23,356
2015	14.559145	14.196249	-2.49%	12,433
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.186739	16.396292	7.96%	12,818
2019	13.420768	15.186739	13.16%	12,818
2018	14.235127	13.420768	-5.72%	12,952
2017	13.085003	14.235127	8.79%	12,956
2016	12.468956	13.085003	4.94%	16,134
2015	12.730499	12.468956	-2.05%	4,291
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.935625	11.605372	6.12%	1,188,031
2019	10.190422	10.935625	7.31%	973,302
2018	10.331560	10.190422	-1.37%	736,625
2017	10.119810	10.331560	2.09%	508,762
2016	9.995675	10.119810	1.24%	207,558
2015	10.082343	9.995675	-0.86%	15,162

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	10.065364	10.480836	4.13%	35,462
2019	9.038454	10.065364	11.36%	44,357
2018	10.829326	9.038454	-16.54%	35,736
2017	8.913468	10.829326	21.49%	25,572
2016	8.903951	8.913468	0.11%	12,093
2015*	10.000000	8.903951	-10.96%	4,033
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.757854	17.58%	35,047
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.191021	11.829399	5.70%	133,445
2019	10.399565	11.191021	7.61%	118,060
2018	10.577951	10.399565	-1.69%	46,784
2017	10.255870	10.577951	3.14%	50,623
2016	9.865395	10.255870	3.96%	32,909
2015*	10.000000	9.865395	-1.35%	18,913
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.028870	12.985106	7.95%	93,519
2019	11.086742	12.028870	8.50%	77,692
2018	11.364522	11.086742	-2.44%	51,186
2017	11.062302	11.364522	2.73%	29,243
2016	10.813034	11.062302	2.31%	20,638
2015	10.979041	10.813034	-1.51%	1,436
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.673562	10.962245	2.70%	106,433
2019	10.115197	10.673562	5.52%	48,148
2018*	10.000000	10.115197	1.15%	23,971
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.520715	14.006651	11.87%	45,897
2019	10.310346	12.520715	21.44%	32,417
2018	12.648101	10.310346	-18.48%	41,958
2017	9.046429	12.648101	39.81%	39,061
2016	8.501772	9.046429	6.41%	8,353
2015*	10.000000	8.501772	-14.98%	12,171
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.393687	13.007836	4.96%	127,694
2019	10.910600	12.393687	13.59%	120,216
2018	11.362168	10.910600	-3.97%	90,205
2017	10.750238	11.362168	5.69%	61,380
2016	9.511987	10.750238	13.02%	29,650
2015	9.865283	9.511987	-3.58%	207

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.371570	10.862073	4.73%	99,541
2019	9.882725	10.371570	4.95%	62,041
2018	10.008318	9.882725	-1.25%	48,588
2017	9.927219	10.008318	0.82%	21,567
2016	9.979222	9.927219	-0.52%	16,763
2015*	10.000000	9.979222	-0.21%	9,632
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	9.301586	9.225417	-0.82%	1,531,109
2019	9.254173	9.301586	0.51%	768,782
2018	9.243029	9.254173	0.12%	814,564
2017	9.316004	9.243029	-0.78%	449,034
2016	9.409652	9.316004	-1.00%	425,680
2015	9.504694	9.409652	-1.00%	31,361
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.396772	12.149904	6.61%	76,469
2019	9.680898	11.396772	17.72%	67,890
2018	11.478278	9.680898	-15.66%	51,192
2017	9.123706	11.478278	25.81%	29,023
2016	9.157583	9.123706	-0.37%	10,346
2015*	10.000000	9.157583	-8.42%	688
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	12.129776	12.913212	6.46%	811,291
2019	10.061906	12.129776	20.55%	716,689
2018	11.792571	10.061906	-14.68%	571,181
2017	9.537831	11.792571	23.64%	368,510
2016	9.545819	9.537831	-0.08%	168,756
2015	9.735636	9.545819	-1.95%	33,926
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.281312	15.950544	11.69%	35,162
2019	11.658720	14.281312	22.49%	23,567
2018	12.921276	11.658720	-9.77%	20,761
2017	11.020436	12.921276	17.25%	19,701
2016	10.168709	11.020436	8.38%	7,239
2015	10.374973	10.168709	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.650275	13.701778	8.31%	236,982
2019	11.078488	12.650275	14.19%	259,291
2018	11.761356	11.078488	-5.81%	173,253
2017	10.689973	11.761356	10.02%	115,338
2016	10.157482	10.689973	5.24%	82,031
2015	10.277936	10.157482	-1.17%	31,096

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.591540	15.019011	10.50%	279,917
2019	11.446374	13.591540	18.74%	195,355
2018	12.362552	11.446374	-7.41%	265,309
2017	10.876457	12.362552	13.66%	70,782
2016	10.196857	10.876457	6.66%	17,469
2015	10.354927	10.196857	-1.53%	16,849
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.506171	12.156035	5.65%	336,858
2019	10.610864	11.506171	8.44%	240,495
2018	10.915469	10.610864	-2.79%	236,553
2017	10.432580	10.915469	4.63%	148,919
2016	10.106760	10.432580	3.22%	42,571
2015	10.181886	10.106760	-0.74%	13,815
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.315351	12.748180	3.51%	74,202
2019	11.008794	12.315351	11.87%	67,968
2018	11.783486	11.008794	-6.57%	126,633
2017	10.437690	11.783486	12.89%	60,637
2016	9.973579	10.437690	4.65%	52,262
2015	10.411787	9.973579	-4.21%	43,969
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.870138	13.547702	5.26%	53,302
2019	11.280111	12.870138	14.10%	36,437
2018	12.128996	11.280111	-7.00%	25,977
2017	10.474426	12.128996	15.80%	26,171
2016	9.892354	10.474426	5.88%	8,221
2015	10.403750	9.892354	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.171803	14.389020	9.24%	1,236,558
2019	11.299711	13.171803	16.57%	1,242,459
2018	12.101846	11.299711	-6.63%	1,133,220
2017	10.824504	12.101846	11.80%	840,335
2016	10.204642	10.824504	6.07%	620,272
2015	10.342330	10.204642	-1.33%	168,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.897129	15.454364	11.21%	695,909
2019	11.522384	13.897129	20.61%	702,635
2018	12.614046	11.522384	-8.65%	652,679
2017	10.919836	12.614046	15.51%	435,230
2016	10.167490	10.919836	7.40%	248,042
2015	10.345692	10.167490	-1.72%	72,267

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.317189	13.236908	7.47%	375,761
2019	10.963399	12.317189	12.35%	405,604
2018	11.504058	10.963399	-4.70%	318,392
2017	10.639891	11.504058	8.12%	264,017
2016	10.167250	10.639891	4.65%	122,637
2015	10.273093	10.167250	-1.03%	35,123
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.494867	11.130148	6.05%	51,090
2019*	10.000000	10.494867	4.95%	28,437
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.796332	12.372853	14.60%	24,457
2019*	10.000000	10.796332	7.96%	22,490
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.095875	10.145788	0.49%	6,668
2019*	10.000000	10.095875	0.96%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	28.214887	36.289132	28.62%	12,437
2019	21.886172	28.214887	28.92%	14,252
2018	22.874879	21.886172	-4.32%	13,450
2017	17.789886	22.874879	28.58%	10,043
2016	17.618485	17.789886	0.97%	8,083
2015	17.256399	17.618485	2.10%	5,243
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.369135	14.174064	6.02%	113,690
2019	11.350914	13.369135	17.78%	144,284
2018	12.046909	11.350914	-5.78%	105,516
2017	10.351309	12.046909	16.38%	75,038
2016	9.632273	10.351309	7.46%	64,450
2015*	10.000000	9.632273	-3.68%	42,181
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.674149	15.541589	5.91%	70,529
2019	12.151201	14.674149	20.76%	74,290
2018	12.599021	12.151201	-3.55%	67,779
2017	10.457118	12.599021	20.48%	66,976
2016	9.598320	10.457118	8.95%	55,365
2015*	10.000000	9.598320	-4.02%	61,632
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.777874	19.687650	17.34%	88,588
2019	12.340360	16.777874	35.96%	71,221
2018	12.660759	12.340360	-2.53%	74,918
2017	10.064112	12.660759	25.80%	61,051
2016	9.838436	10.064112	2.29%	34,615
2015*	10.000000	9.838436	-1.62%	19,023

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.737627	13.789800	0.38%	59,009
2019	10.953695	13.737627	25.42%	99,685
2018	12.222462	10.953695	-10.38%	83,878
2017	11.384937	12.222462	7.36%	78,021
2016	9.566102	11.384937	19.01%	43,955
2015*	10.000000	9.566102	-4.34%	12,376
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.814586	18.15%	86,869
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.562323	16.307431	11.98%	887,355
2019	11.706532	14.562323	24.39%	832,234
2018	13.344615	11.706532	-12.28%	651,272
2017	11.642039	13.344615	14.62%	462,351
2016	9.775874	11.642039	19.09%	244,577
2015	10.131367	9.775874	-3.51%	47,490
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	24.908821	24.377498	-2.13%	38,753
2019	20.315885	24.908821	22.61%	43,195
2018	23.630965	20.315885	-14.03%	41,758
2017	20.967372	23.630965	12.70%	37,984
2016	18.009986	20.967372	16.42%	17,729
2015	18.732442	18.009986	-3.86%	9,976
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	14.388620	20.016006	39.11%	67,159
2019	10.735909	14.388620	34.02%	104,034
2018	11.815760	10.735909	-9.14%	63,938
2017	9.574897	11.815760	23.40%	46,411
2016	8.950139	9.574897	6.98%	16,538
2015*	10.000000	8.950139	-10.50%	23,242
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.909826	12.374493	3.90%	28,116
2019	10.135663	11.909826	17.50%	29,802
2018	12.354029	10.135663	-17.96%	22,719
2017	11.474126	12.354029	7.67%	16,295
2016	9.226446	11.474126	24.36%	19,018
2015*	10.000000	9.226446	-7.74%	13,814
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	13.328346	16.144937	21.13%	39,649
2019	10.740002	13.328346	24.10%	34,197
2018	12.446423	10.740002	-13.71%	27,981
2017	11.105904	12.446423	12.07%	12,250
2016	9.154121	11.105904	21.32%	3,472
2015*	10.000000	9.154121	-8.46%	9,272

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.249476	18.242759	12.27%	54,101
2019	12.814483	16.249476	26.81%	51,345
2018	13.626995	12.814483	-5.96%	49,656
2017	11.032603	13.626995	23.52%	37,623
2016*	10.000000	11.032603	10.33%	2,284
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.432953	16.194381	12.20%	65,819
2019	11.566173	14.432953	24.79%	67,366
2018	12.412901	11.566173	-6.82%	69,673
2017	10.592741	12.412901	17.18%	52,134
2016	9.717155	10.592741	9.01%	11,794
2015*	10.000000	9.717155	-2.83%	4,404
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.188936	14.180370	-6.64%	75,581
2019	11.761548	15.188936	29.14%	71,749
2018	12.383397	11.761548	-5.02%	43,999
2017	11.784221	12.383397	5.08%	19,809
2016	11.105899	11.784221	6.11%	11,756
2015	11.891152	11.105899	-6.60%	3,816
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.525001	19.336123	17.01%	3,550,019
2019	12.726729	16.525001	29.84%	3,299,124
2018	13.478462	12.726729	-5.58%	2,347,972
2017	11.202400	13.478462	20.32%	1,690,647
2016	10.133216	11.202400	10.55%	768,642
2015	10.117887	10.133216	0.15%	173,271
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.438030	10.626291	1.80%	348,042
2019	10.129460	10.438030	3.05%	218,982
2018	10.149086	10.129460	-0.19%	235,305
2017	10.091948	10.149086	0.57%	149,137
2016	9.945786	10.091948	1.47%	103,861
2015	10.080645	9.945786	-1.34%	8,484
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	14.130810	16.692027	18.13%	628,629
2019	11.422492	14.130810	23.71%	608,183
2018	13.014820	11.422492	-12.23%	484,703
2017	11.513236	13.014820	13.04%	355,255
2016	9.621213	11.513236	19.67%	170,130
2015	10.217186	9.621213	-5.83%	28,582

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	27.757282	44.104532	58.89%	57,879
2019	20.489665	27.757282	35.47%	58,512
2018	22.267153	20.489665	-7.98%	35,865
2017	17.637220	22.267153	26.25%	18,328
2016	16.797697	17.637220	5.00%	6,266
2015	17.026215	16.797697	-1.34%	3,145
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.329545	11.070801	7.18%	45,995
2019	9.052528	10.329545	14.11%	48,895
2018	9.809830	9.052528	-7.72%	45,847
2017	9.288075	9.809830	5.62%	40,394
2016	9.442532	9.288075	-1.64%	26,452
2015	10.046245	9.442532	-6.01%	11,358
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.502322	13.356080	6.83%	41,453
2019	11.301416	12.502322	10.63%	37,436
2018	12.073842	11.301416	-6.40%	29,805
2017	10.756421	12.073842	12.25%	22,451
2016	9.622944	10.756421	11.78%	15,314
2015	10.703567	9.622944	-10.10%	1,709
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.299530	6.313144	0.22%	61,282
2019	5.714501	6.299530	10.24%	63,978
2018	6.728056	5.714501	-15.06%	35,834
2017	6.659489	6.728056	1.03%	20,322
2016	5.855713	6.659489	13.73%	9,361
2015	7.956805	5.855713	-26.41%	4,635
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.984647	11.385430	3.65%	42,499
2019	10.584034	10.984647	3.79%	30,452
2018	10.593391	10.584034	-0.09%	12,143
2017	10.199716	10.593391	3.86%	18,509
2016	9.846285	10.199716	3.59%	4,527
2015	10.126799	9.846285	-2.77%	3,256
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	15.148556	15.983842	5.51%	79,416
2019	13.346038	15.148556	13.51%	86,588
2018	14.165106	13.346038	-5.78%	45,283
2017	13.033129	14.165106	8.69%	37,432
2016	11.627992	13.033129	12.08%	10,086
2015	12.029984	11.627992	-3.34%	413

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	11.086748	11.676795	5.32%	287,552
2019	10.325265	11.086748	7.37%	218,971
2018	10.400357	10.325265	-0.72%	124,935
2017*	10.000000	10.400357	4.00%	50,329
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.814485	11.289528	4.39%	43,057
2019	10.218424	10.814485	5.83%	40,437
2018	10.118240	10.218424	0.99%	3,957
2017*	10.000000	10.118240	1.18%	1,365
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.563902	12.668909	9.56%	67,521
2019	10.924969	11.563902	5.85%	58,855
2018	11.504577	10.924969	-5.04%	28,586
2017	10.493973	11.504577	9.63%	16,058
2016	10.300611	10.493973	1.88%	15,311
2015	11.208943	10.300611	-8.10%	6,955
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.399717	10.516095	1.12%	337,765
2019	10.228960	10.399717	1.67%	218,139
2018	10.187461	10.228960	0.41%	153,562
2017	10.058220	10.187461	1.28%	98,960
2016	9.934091	10.058220	1.25%	65,326
2015*	10.000000	9.934091	-0.66%	5,119
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.991520	12.884386	7.45%	557,041
2019	11.189790	11.991520	7.16%	446,165
2018	11.375671	11.189790	-1.63%	380,409
2017	10.962206	11.375671	3.77%	241,631
2016	10.793778	10.962206	1.56%	126,061
2015	10.866335	10.793778	-0.67%	26,950
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.531135	35.31%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.549457	15.239744	4.74%	236,263
2019	11.269879	14.549457	29.10%	166,729
2018	12.440368	11.269879	-9.41%	141,316
2017	10.579599	12.440368	17.59%	92,992
2016	9.403206	10.579599	12.51%	52,110
2015*	10.000000	9.403206	-5.97%	17,379
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	24.578771	26.176211	6.50%	14,921
2019	20.295117	24.578771	21.11%	15,932
2018	23.329502	20.295117	-13.01%	2,328

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	12.148451	12.014098	-1.11%	30,853
2019	9.581173	12.148451	26.80%	40,908
2018	11.033212	9.581173	-13.16%	20,287
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	12.983935	16.616331	27.98%	480,985
2019	10.195974	12.983935	27.34%	490,673
2018	10.211974	10.195974	-0.16%	376,625
2017	8.102345	10.211974	26.04%	286,643
2016	9.166175	8.102345	-11.61%	162,277
2015*	10.000000	9.166175	-8.34%	70,636
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.364462	12.081018	6.31%	68,187
2019	10.812556	11.364462	5.10%	76,114
2018	10.198778	10.812556	6.02%	60,893
2017	10.043969	10.198778	1.54%	51,750
2016	9.903268	10.043969	1.42%	33,814
2015	10.094669	9.903268	-1.90%	7,072
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	9.981279	11.551051	15.73%	17,036
2019	7.741614	9.981279	28.93%	13,628
2018*	10.000000	7.741614	-22.58%	9,724
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.475836	8.794511	17.64%	340,923
2019	6.769732	7.475836	10.43%	347,474
2018	9.553994	6.769732	-29.14%	268,656
2017	9.844315	9.553994	-2.95%	176,997
2016	6.933452	9.844315	41.98%	129,932
2015*	10.000000	6.933452	-30.67%	42,892
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.275208	16.846755	37.24%	41,760
2019	8.936546	12.275208	37.36%	46,189
2018	10.821285	8.936546	-17.42%	27,957
2017*	10.000000	10.821285	8.21%	5,736
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.816427	10.542368	-2.53%	83,813
2019*	10.000000	10.816427	8.16%	73,051

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.865817	8.966689	1.14%	0
2019	7.671834	8.865817	15.56%	0
2018*	10.000000	7.671834	-23.28%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.214789	6.826906	-25.91%	0
2019	7.733905	9.214789	19.15%	0
2018	9.644969	7.733905	-19.81%	0
2017	9.829536	9.644969	-1.88%	0
2016	7.055244	9.829536	39.32%	0
2015	11.486244	7.055244	-38.58%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.849411	17.133726	8.10%	0
2019	11.454343	15.849411	38.37%	2,626
2018	13.235135	11.454343	-13.46%	2,663
2017	10.703631	13.235135	23.65%	2,711
2016	10.018221	10.703631	6.84%	3,101
2015	10.259632	10.018221	-2.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.106981	12.040430	8.40%	0
2019	10.307245	11.106981	7.76%	5,487
2018	10.719369	10.307245	-3.84%	0
2017	10.449149	10.719369	2.59%	0
2016	10.115901	10.449149	3.29%	0
2015	10.481949	10.115901	-3.49%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	13.004952	30.05%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.080434	30.80%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.696625	12.050011	3.02%	151,228
2019	10.050062	11.696625	16.38%	134,663
2018	10.951126	10.050062	-8.23%	136,221
2017	9.824343	10.951126	11.47%	44,129
2016	9.566255	9.824343	2.70%	0
2015	9.844228	9.566255	-2.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.477501	21.096332	28.03%	6,038
2019	12.688048	16.477501	29.87%	0
2018	14.377085	12.688048	-11.75%	0
2017	11.565643	14.377085	24.31%	0
2016	11.475973	11.565643	0.78%	0
2015	11.599966	11.475973	-1.07%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.382435	13.925979	12.47%	15,924
2019	10.201372	12.382435	21.38%	0
2018	11.906738	10.201372	-14.32%	0
2017	9.122980	11.906738	30.51%	0
2016	8.932212	9.122980	2.14%	0
2015*	10.000000	8.932212	-10.68%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	13.326051	16.257611	22.00%	10,841
2019	10.454834	13.326051	27.46%	0
2018	12.322234	10.454834	-15.15%	0
2017	9.648736	12.322234	27.71%	0
2016	9.282753	9.648736	3.94%	0
2015*	10.000000	9.282753	-7.17%	0
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	14.023582	15.051885	7.33%	28,253
2019	11.709326	14.023582	19.76%	17,005
2018	12.993208	11.709326	-9.88%	15,878
2017	11.251487	12.993208	15.48%	16,616
2016	9.595746	11.251487	17.25%	0
2015*	10.000000	9.595746	-4.04%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	12.067470	12.778079	5.89%	484,619
2019	10.617510	12.067470	13.66%	440,683
2018	11.049979	10.617510	-3.91%	47,455
2017	10.428716	11.049979	5.96%	416,896
2016	9.341590	10.428716	11.64%	426,978
2015*	10.000000	9.341590	-6.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.720348	11.514031	7.40%	0
2019	9.926145	10.720348	8.00%	0
2018	10.104954	9.926145	-1.77%	0
2017	9.894648	10.104954	2.13%	0
2016*	10.000000	9.894648	-1.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.857577	15.226477	2.48%	17,181
2019	11.780266	14.857577	26.12%	15,918
2018	12.859667	11.780266	-8.39%	15,922
2017	11.156065	12.859667	15.27%	16,511
2016*	10.000000	11.156065	11.56%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.203657	18.159441	19.44%	27,329
2019	13.048233	15.203657	16.52%	28,559
2018	14.268868	13.048233	-8.55%	10,166
2017	12.681460	14.268868	12.52%	9,707
2016	12.345887	12.681460	2.72%	0
2015	12.603051	12.345887	-2.04%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.508987	14.415878	6.71%	8,108
2019	11.390690	13.508987	18.60%	0
2018	13.653947	11.390690	-16.58%	0
2017	11.994430	13.653947	13.84%	0
2016	10.521850	11.994430	14.00%	0
2015	10.907968	10.521850	-3.54%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.197750	11.778965	5.19%	8,113
2019	9.711937	11.197750	15.30%	0
2018	10.224427	9.711937	-5.01%	0
2017*	10.000000	10.224427	2.24%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.623423	13.186962	-3.20%	3,796
2019	10.779877	13.623423	26.38%	3,597
2018	13.117552	10.779877	-17.82%	3,422
2017	11.861684	13.117552	10.59%	3,323
2016	9.144564	11.861684	29.71%	0
2015*	10.000000	9.144564	-8.55%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.093509	11.196482	0.93%	160,370
2019	10.470068	11.093509	5.95%	123,857
2018	10.590877	10.470068	-1.14%	72,082
2017	10.346767	10.590877	2.36%	0
2016	9.597673	10.346767	7.80%	0
2015*	10.000000	9.597673	-4.02%	0
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.318913	10.742786	4.11%	0
2019*	10.000000	10.318913	3.19%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.558089	13.673138	29.50%	10,360
2019	8.259031	10.558089	27.84%	0
2018*	10.000000	8.259031	-17.41%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.681087	16.532891	20.84%	95,561
2019	11.139870	13.681087	22.81%	0
2018	11.781971	11.139870	-5.45%	0
2017	10.254086	11.781971	14.90%	0
2016	9.686579	10.254086	5.86%	0
2015*	10.000000	9.686579	-3.13%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.029244	14.213063	28.87%	15,824
2019*	10.000000	11.029244	10.29%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.596935	15.97%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	15.007908	15.978062	6.46%	28,152
2019	11.695815	15.007908	28.32%	26,151
2018	13.017227	11.695815	-10.15%	26,315
2017	11.281013	13.017227	15.39%	0
2016*	10.000000	11.281013	12.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.833669	25.331499	42.04%	249,261
2019	13.452280	17.833669	32.57%	189,802
2018	13.654838	13.452280	-1.48%	108,000
2017	10.235642	13.654838	33.40%	0
2016	10.287384	10.235642	-0.50%	0
2015*	10.000000	10.287384	2.87%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.926746	11.802763	8.02%	191,901
2019	10.093490	10.926746	8.26%	62,970
2018	10.282124	10.093490	-1.83%	0
2017	9.992066	10.282124	2.90%	0
2016*	10.000000	9.992066	-0.08%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.580513	11.603120	-7.77%	0
2019	10.340867	12.580513	21.66%	0
2018	11.172380	10.340867	-7.44%	0
2017	10.880262	11.172380	2.68%	0
2016	10.425645	10.880262	4.36%	12,587
2015*	10.000000	10.425645	4.26%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.489138	12.182469	6.03%	16,436
2019	10.492968	11.489138	9.49%	0
2018	10.912971	10.492968	-3.85%	0
2017	10.254706	10.912971	6.42%	0
2016	9.594021	10.254706	6.89%	0
2015	9.887245	9.594021	-2.97%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.105433	21.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	17.659710	19.526326	10.57%	0
2019	14.890057	17.659710	18.60%	0
2018	16.656044	14.890057	-10.60%	0
2017	15.031722	16.656044	10.81%	0
2016	13.421748	15.031722	12.00%	0
2015	14.462764	13.421748	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.399263	13.350549	-0.36%	22,532
2019	11.667749	13.399263	14.84%	22,240
2018	12.322622	11.667749	-5.31%	22,369
2017	11.354675	12.322622	8.52%	21,825
2016	10.063592	11.354675	12.83%	0
2015	10.942292	10.063592	-8.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.719326	13.914740	-5.47%	34,928
2019	11.960876	14.719326	23.06%	31,843
2018	13.615926	11.960876	-12.16%	30,453
2017	12.670609	13.615926	7.46%	21,029
2016	11.414847	12.670609	11.00%	0
2015	11.972998	11.414847	-4.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.856786	9.238199	-6.28%	54,822
2019	9.764812	9.856786	0.94%	77,654
2018	9.681385	9.764812	0.86%	72,223
2017	9.598997	9.681385	0.86%	42,600
2016	9.423667	9.598997	1.86%	0
2015*	10.000000	9.423667	-5.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.925985	12.286177	3.02%	0
2019	10.767302	11.925985	10.76%	0
2018	11.375401	10.767302	-5.35%	0
2017	10.163220	11.375401	11.93%	0
2016	9.843813	10.163220	3.24%	0
2015	10.562716	9.843813	-6.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.931503	9.864807	-0.67%	0
2019	9.854217	9.931503	0.78%	0
2018	9.824959	9.854217	0.30%	0
2017	9.805791	9.824959	0.20%	0
2016	9.815243	9.805791	-0.10%	0
2015	9.975748	9.815243	-1.61%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.145248	10.713263	5.60%	0
2019	9.421722	10.145248	7.68%	0
2018*	10.000000	9.421722	-5.78%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.712570	6.814619	1.52%	0
2019	6.273049	6.712570	7.01%	13,866
2018	6.969121	6.273049	-9.99%	8,157
2017	6.478633	6.969121	7.57%	7,893
2016	7.681382	6.478633	-15.66%	0
2015	7.884953	7.681382	-2.58%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	10.334405	10.729852	3.83%	0
2019	9.895992	10.334405	4.43%	0
2018	11.487603	9.895992	-13.86%	0
2017	10.107867	11.487603	13.65%	0
2016	10.148352	10.107867	-0.40%	0
2015	10.128421	10.148352	0.20%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.707667	9.252822	6.26%	0
2019	8.379969	8.707667	3.91%	0
2018	8.922145	8.379969	-6.08%	0
2017	8.696991	8.922145	2.59%	0
2016	8.831743	8.696991	-1.53%	0
2015	8.763437	8.831743	0.78%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.463995	13.565173	8.83%	18,203
2019	10.964456	12.463995	13.68%	17,795
2018	11.878648	10.964456	-7.70%	18,561
2017	10.929754	11.878648	8.68%	17,901
2016	9.904819	10.929754	10.35%	0
2015	10.470665	9.904819	-5.40%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.479390	16.106173	11.24%	46,220
2019	11.391499	14.479390	27.11%	37,968
2018	12.528887	11.391499	-9.08%	36,736
2017	10.700163	12.528887	17.09%	36,546
2016	9.490338	10.700163	12.75%	0
2015*	10.000000	9.490338	-5.10%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.618307	22.199116	26.00%	2,928
2019	13.544850	17.618307	30.07%	0
2018	15.806394	13.544850	-14.31%	0
2017	11.717766	15.806394	34.89%	0
2016	11.860391	11.717766	-1.20%	0
2015	11.561665	11.860391	2.58%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.790370	13.269541	12.55%	0
2019	9.291647	11.790370	26.89%	0
2018	11.074731	9.291647	-16.10%	0
2017	9.119412	11.074731	21.44%	0
2016	9.280569	9.119412	-1.74%	0
2015*	10.000000	9.280569	-7.19%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	12.984833	15.371401	18.38%	35,769
2019	10.403768	12.984833	24.81%	20,595
2018	11.753438	10.403768	-11.48%	19,381
2017	10.427330	11.753438	12.72%	0
2016	8.955134	10.427330	16.44%	0
2015*	10.000000	8.955134	-10.45%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.573393	13.861575	19.77%	13,315
2019	9.141091	11.573393	26.61%	0
2018	11.483971	9.141091	-20.40%	0
2017	9.178281	11.483971	25.12%	0
2016	9.534312	9.178281	-3.73%	0
2015*	10.000000	9.534312	-4.66%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.163071	17.086070	12.68%	0
2019	12.583528	15.163071	20.50%	0
2018	13.449309	12.583528	-6.44%	0
2017	11.491755	13.449309	17.03%	0
2016	11.919488	11.491755	-3.59%	0
2015	13.142947	11.919488	-9.31%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.047612	3.779860	-37.50%	0
2019	5.906390	6.047612	2.39%	0
2018	9.063484	5.906390	-34.83%	0
2017	10.485142	9.063484	-13.56%	0
2016	7.875119	10.485142	33.14%	7,051
2015*	10.000000	7.875119	-21.25%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	14.296014	16.130492	12.83%	151,973
2019	11.815900	14.296014	20.99%	41,098
2018	11.890680	11.815900	-0.63%	0
2017	10.171839	11.890680	16.90%	0
2016	9.853457	10.171839	3.23%	0
2015*	10.000000	9.853457	-1.47%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.746589	20.928884	17.93%	37,843
2019	13.269673	17.746589	33.74%	16,870
2018	13.501101	13.269673	-1.71%	0
2017	10.735947	13.501101	25.76%	0
2016	9.678142	10.735947	10.93%	0
2015*	10.000000	9.678142	-3.22%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.865680	11.853778	9.09%	0
2019	10.048692	10.865680	8.13%	0
2018	10.288248	10.048692	-2.33%	0
2017	10.059831	10.288248	2.27%	0
2016	9.945337	10.059831	1.15%	0
2015*	10.000000	9.945337	-0.55%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	23.239580	34.661285	49.15%	29,184
2019	16.217535	23.239580	43.30%	12,966
2018	16.242917	16.217535	-0.16%	13,670
2017	11.327250	16.242917	43.40%	6,775
2016	10.054446	11.327250	12.66%	0
2015*	10.000000	10.054446	0.54%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	12.294896	14.039251	14.19%	0
2019	10.658501	12.294896	15.35%	0
2018	11.497848	10.658501	-7.30%	0
2017	9.944233	11.497848	15.62%	0
2016	9.495316	9.944233	4.73%	0
2015*	10.000000	9.495316	-5.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	11.945398	12.436337	4.11%	0
2019	10.564799	11.945398	13.07%	0
2018	11.229492	10.564799	-5.92%	0
2017	10.158985	11.229492	10.54%	0
2016	9.666985	10.158985	5.09%	0
2015*	10.000000	9.666985	-3.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.480628	10.238358	-2.31%	44,471
2019	8.965344	10.480628	16.90%	53,103
2018	11.125561	8.965344	-19.42%	15,796
2017	8.795752	11.125561	26.49%	4,046
2016	7.359529	8.795752	19.52%	0
2015	9.303567	7.359529	-20.90%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.859271	13.815422	16.49%	0
2019	9.607589	11.859271	23.44%	0
2018	10.619889	9.607589	-9.53%	0
2017	9.252997	10.619889	14.77%	0
2016	9.264126	9.252997	-0.12%	0
2015*	10.000000	9.264126	-7.36%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	15.366957	21.730624	41.41%	11,255
2019	12.271604	15.366957	25.22%	5,637
2018	12.017028	12.271604	2.12%	0
2017	9.800685	12.017028	22.61%	0
2016	9.384564	9.800685	4.43%	0
2015*	10.000000	9.384564	-6.15%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.907878	12.621766	6.00%	27,405
2019	10.555073	11.907878	12.82%	25,104
2018	11.131164	10.555073	-5.18%	6,372
2017	10.374688	11.131164	7.29%	2,957
2016	9.088696	10.374688	14.15%	0
2015	9.779591	9.088696	-7.06%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.642592	10.860543	2.05%	30,863
2019	10.237931	10.642592	3.95%	0
2018	10.229489	10.237931	0.08%	0
2017	10.116301	10.229489	1.12%	0
2016	9.880577	10.116301	2.39%	0
2015*	10.000000	9.880577	-1.19%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	11.037563	11.732804	6.30%	21,665
2019	10.289370	11.037563	7.27%	0
2018	10.507025	10.289370	-2.07%	0
2017	10.223214	10.507025	2.78%	0
2016	9.908994	10.223214	3.17%	0
2015*	10.000000	9.908994	-0.91%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	14.073941	18.879779	34.15%	13,441
2019	11.655366	14.073941	20.75%	5,155
2018	12.092845	11.655366	-3.62%	5,155
2017	10.950145	12.092845	10.44%	0
2016*	10.000000	10.950145	9.50%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	12.936583	13.520319	4.51%	11,435
2019	10.475727	12.936583	23.49%	0
2018	10.502376	10.475727	-0.25%	0
2017	9.269961	10.502376	13.29%	0
2016	8.421819	9.269961	10.07%	0
2015*	10.000000	8.421819	-15.78%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	14.196234	16.162973	13.85%	0
2019	11.132524	14.196234	27.52%	0
2018	12.228367	11.132524	-8.96%	0
2017	10.257947	12.228367	19.21%	0
2016	9.583049	10.257947	7.04%	0
2015*	10.000000	9.583049	-4.17%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	13.401669	14.054743	4.87%	0
2019	11.849265	13.401669	13.10%	0
2018	12.579841	11.849265	-5.81%	0
2017	11.496065	12.579841	9.43%	0
2016	10.962051	11.496065	4.87%	0
2015	11.361348	10.962051	-3.51%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.876361	12.430392	14.29%	0
2019*	10.000000	10.876361	8.76%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	13.995213	16.646505	18.94%	236,407
2019	11.256170	13.995213	24.33%	184,449
2018	12.601703	11.256170	-10.68%	94,630
2017	10.041868	12.601703	25.49%	0
2016	9.772740	10.041868	2.75%	0
2015*	10.000000	9.772740	-2.27%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.344853	33.45%	7,258
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.567372	13.917806	2.58%	3,088
2019	10.490219	13.567372	29.33%	0
2018	11.995342	10.490219	-12.55%	0
2017	10.689097	11.995342	12.22%	0
2016	9.331357	10.689097	14.55%	0
2015*	10.000000	9.331357	-6.69%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	13.355949	13.946979	4.43%	22,134
2019	11.822490	13.355949	12.97%	23,892
2018	12.854159	11.822490	-8.03%	20,713
2017	11.853953	12.854159	8.44%	5,124
2016	10.833183	11.853953	9.42%	0
2015	11.078338	10.833183	-2.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	13.231818	12.904924	-2.47%	3,587
2019	10.457901	13.231818	26.52%	3,587
2018	11.474760	10.457901	-8.86%	3,587
2017	10.303676	11.474760	11.37%	0
2016	9.057127	10.303676	13.76%	0
2015	10.629134	9.057127	-14.79%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	14.013497	11.806990	-15.75%	19,622
2019	11.996245	14.013497	16.82%	33,274
2018	13.207292	11.996245	-9.17%	27,924
2017	12.166059	13.207292	8.56%	8,389
2016	11.922529	12.166059	2.04%	0
2015	12.222355	11.922529	-2.45%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.803427	15.140010	9.68%	0
2019	11.847862	13.803427	16.51%	0
2018	12.827078	11.847862	-7.63%	0
2017	11.178209	12.827078	14.75%	0
2016	10.708231	11.178209	4.39%	0
2015	11.577859	10.708231	-7.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.638421	22.818353	114.49%	66,875
2019*	10.000000	10.638421	6.38%	76,560
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	17.056462	25.443957	49.17%	6,338
2019	12.976335	17.056462	31.44%	6,532
2018	15.738362	12.976335	-17.55%	0
2017	12.669598	15.738362	24.22%	0
2016	13.128174	12.669598	-3.49%	0
2015	13.354884	13.128174	-1.70%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.811310	20.846962	10.82%	0
2019	15.739796	18.811310	19.51%	0
2018	16.741300	15.739796	-5.98%	0
2017	14.610957	16.741300	14.58%	0
2016	13.546445	14.610957	7.86%	0
2015	13.556771	13.546445	-0.08%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.956612	11.839616	8.06%	16,196
2019	10.160183	10.956612	7.84%	0
2018	10.380006	10.160183	-2.12%	0
2017	10.163442	10.380006	2.13%	0
2016	10.005794	10.163442	1.58%	0
2015*	10.000000	10.005794	0.06%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	14.909255	19.168228	28.57%	41,872
2019	11.179402	14.909255	33.36%	36,556
2018	12.474060	11.179402	-10.38%	37,792
2017	9.625372	12.474060	29.60%	89,808
2016	9.709059	9.625372	-0.86%	0
2015*	10.000000	9.709059	-2.91%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	17.100343	25.634453	49.91%	179,238
2019	13.264519	17.100343	28.92%	22,269
2018	13.494637	13.264519	-1.71%	23,099
2017	10.671153	13.494637	26.46%	23,956
2016	9.887878	10.671153	7.92%	0
2015*	10.000000	9.887878	-1.12%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.455030	17.292745	11.89%	204,831
2019	12.428914	15.455030	24.35%	145,742
2018	12.842135	12.428914	-3.22%	61,301
2017	10.644107	12.842135	20.65%	63,259
2016	9.683160	10.644107	9.92%	0
2015*	10.000000	9.683160	-3.17%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	11.190401	11.522464	2.97%	5,757
2019	10.359346	11.190401	8.02%	5,933
2018	10.721288	10.359346	-3.38%	0
2017	10.189605	10.721288	5.22%	0
2016	9.477914	10.189605	7.51%	0
2015	9.863578	9.477914	-3.91%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.735616	17.135702	8.90%	0
2019	12.325463	15.735616	27.67%	0
2018	12.491610	12.325463	-1.33%	0
2017	10.498406	12.491610	18.99%	0
2016	9.544540	10.498406	9.99%	0
2015*	10.000000	9.544540	-4.55%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	14.303729	14.627336	2.26%	0
2019	11.381771	14.303729	25.67%	18,761
2018	12.430547	11.381771	-8.44%	0
2017	10.674038	12.430547	16.46%	0
2016	9.174682	10.674038	16.34%	0
2015*	10.000000	9.174682	-8.25%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.426896	12.951708	13.34%	12,463
2019	10.046657	11.426896	13.74%	13,448
2018	11.093598	10.046657	-9.44%	13,160
2017	9.466041	11.093598	17.19%	12,574
2016	9.289882	9.466041	1.90%	0
2015*	10.000000	9.289882	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	20.316972	22.628549	11.38%	0
2019	16.563832	20.316972	22.66%	0
2018	18.755996	16.563832	-11.69%	0
2017	15.821929	18.755996	18.54%	0
2016	14.755290	15.821929	7.23%	0
2015	15.178055	14.755290	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	16.016329	17.382254	8.53%	0
2019	13.932181	16.016329	14.96%	0
2018	15.016922	13.932181	-7.22%	0
2017	13.543639	15.016922	10.88%	0
2016	12.899075	13.543639	5.00%	0
2015	13.175519	12.899075	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	18.196692	20.070304	10.30%	0
2019	15.294195	18.196692	18.98%	0
2018	16.830748	15.294195	-9.13%	0
2017	14.687427	16.830748	14.59%	0
2016	13.830256	14.687427	6.20%	0
2015	14.165211	13.830256	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.187012	14.039318	6.46%	0
2019	12.042001	13.187012	9.51%	17,922
2018	12.496013	12.042001	-3.63%	0
2017	11.873294	12.496013	5.24%	0
2016	11.469851	11.873294	3.52%	0
2015	11.677258	11.469851	-1.78%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.117370	12.594630	3.94%	0
2019	10.755955	12.117370	12.66%	0
2018	11.690503	10.755955	-7.99%	0
2017	10.294207	11.690503	13.56%	0
2016	9.855537	10.294207	4.45%	0
2015	10.406975	9.855537	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.533941	13.315068	6.23%	0
2019	10.975093	12.533941	14.20%	0
2018	11.936471	10.975093	-8.05%	0
2017	10.240842	11.936471	16.56%	0
2016	9.743892	10.240842	5.10%	0
2015	10.352122	9.743892	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	17.123583	18.755004	9.53%	74,775
2019	14.647574	17.123583	16.90%	74,648
2018	15.932946	14.647574	-8.07%	74,873
2017	14.128011	15.932946	12.78%	74,370
2016	13.376099	14.128011	5.62%	74,598
2015	13.663674	13.376099	-2.10%	74,343
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	19.068740	21.181818	11.08%	0
2019	15.766119	19.068740	20.95%	0
2018	17.607657	15.766119	-10.46%	0
2017	15.070796	17.607657	16.83%	0
2016	14.155686	15.070796	6.46%	0
2015	14.524882	14.155686	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.112786	16.308213	7.91%	0
2019	13.362162	15.112786	13.10%	0
2018	14.180173	13.362162	-5.77%	0
2017	13.041061	14.180173	8.73%	0
2016	12.433344	13.041061	4.89%	0
2015	12.700554	12.433344	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.907264	11.569432	6.07%	64,104
2019	10.169139	10.907264	7.26%	42,760
2018	10.315218	10.169139	-1.42%	42,760
2017	10.108888	10.315218	2.04%	25,012
2016	9.989926	10.108888	1.19%	0
2015	10.081631	9.989926	-0.91%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	10.042684	10.451945	4.08%	0
2019	9.022642	10.042684	11.31%	0
2018	10.815879	9.022642	-16.58%	0
2017	8.906875	10.815879	21.43%	0
2016	8.901845	8.906875	0.06%	0
2015*	10.000000	8.901845	-10.98%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.756623	17.57%	5,483
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.165783	11.796761	5.65%	74,054
2019	10.381355	11.165783	7.56%	52,044
2018	10.564801	10.381355	-1.74%	52,290
2017	10.248277	10.564801	3.09%	48,557
2016	9.863056	10.248277	3.91%	46,833
2015*	10.000000	9.863056	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.976321	12.921865	7.90%	21,507
2019	11.043893	11.976321	8.44%	22,164
2018	11.326357	11.043893	-2.49%	0
2017	11.030709	11.326357	2.68%	0
2016	10.787582	11.030709	2.25%	0
2015	10.958732	10.787582	-1.56%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.664564	10.947475	2.65%	0
2019	10.111791	10.664564	5.47%	0
2018*	10.000000	10.111791	1.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.492481	13.968000	11.81%	0
2019	10.292295	12.492481	21.38%	0
2018	12.632372	10.292295	-18.52%	0
2017	9.039732	12.632372	39.74%	0
2016	8.499760	9.039732	6.35%	0
2015*	10.000000	8.499760	-15.00%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.358167	12.963995	4.90%	0
2019	10.884819	12.358167	13.54%	0
2018	11.341077	10.884819	-4.02%	0
2017	10.735679	11.341077	5.64%	0
2016	9.503893	10.735679	12.96%	0
2015	9.861869	9.503893	-3.63%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.348183	10.832099	4.68%	8,145
2019	9.865423	10.348183	4.89%	0
2018	9.995875	9.865423	-1.31%	214,643
2017	9.919866	9.995875	0.77%	0
2016	9.976855	9.919866	-0.57%	0
2015*	10.000000	9.976855	-0.23%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	9.254442	9.174017	-0.87%	283,755
2019	9.211926	9.254442	0.46%	109,044
2018	9.205518	9.211926	0.07%	368,802
2017	9.282883	9.205518	-0.83%	109,044
2016	9.380920	9.282883	-1.05%	0
2015	9.480463	9.380920	-1.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.371060	12.116374	6.55%	18,170
2019	9.663945	11.371060	17.66%	17,285
2018	11.464008	9.663945	-15.70%	16,413
2017	9.116947	11.464008	25.74%	15,920
2016	9.155414	9.116947	-0.42%	0
2015*	10.000000	9.155414	-8.45%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	12.098337	12.873225	6.40%	175,199
2019	10.040897	12.098337	20.49%	123,859
2018	11.773923	10.040897	-14.72%	109,307
2017	9.527531	11.773923	23.58%	88,155
2016	9.540314	9.527531	-0.13%	59,495
2015	9.734948	9.540314	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.240363	15.896783	11.63%	0
2019	11.631162	14.240363	22.43%	0
2018	12.897286	11.631162	-9.82%	0
2017	11.005509	12.897286	17.19%	0
2016	10.160059	11.005509	8.32%	0
2015	10.371387	10.160059	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.614007	13.655603	8.26%	9,406
2019	11.052302	12.614007	14.13%	0
2018	11.739518	11.052302	-5.85%	0
2017	10.675489	11.739518	9.97%	0
2016	10.148827	10.675489	5.19%	0
2015	10.274371	10.148827	-1.22%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.552577	14.968399	10.45%	0
2019	11.419327	13.552577	18.68%	0
2018	12.339610	11.419327	-7.46%	0
2017	10.861729	12.339610	13.61%	0
2016	10.188188	10.861729	6.61%	0
2015	10.351356	10.188188	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.473173	12.115049	5.59%	0
2019	10.585784	11.473173	8.38%	0
2018	10.895207	10.585784	-2.84%	0
2017	10.418462	10.895207	4.58%	0
2016	10.098169	10.418462	3.17%	0
2015	10.178371	10.098169	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.277243	12.702315	3.46%	0
2019	10.980272	12.277243	11.81%	0
2018	11.758932	10.980272	-6.62%	0
2017	10.421188	11.758932	12.84%	0
2016	9.962827	10.421188	4.60%	0
2015	10.405811	9.962827	-4.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.830296	13.498940	5.21%	0
2019	11.250874	12.830296	14.04%	0
2018	12.103701	11.250874	-7.05%	0
2017	10.457840	12.103701	15.74%	0
2016	9.881675	10.457840	5.83%	0
2015	10.397761	9.881675	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.134019	14.340506	9.19%	158,514
2019	11.272994	13.134019	16.51%	246,138
2018	12.079377	11.272994	-6.68%	212,571
2017	10.809841	12.079377	11.74%	153,043
2016	10.195959	10.809841	6.02%	97,670
2015	10.338747	10.195959	-1.38%	97,999
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.857266	15.402238	11.15%	62,579
2019	11.495142	13.857266	20.55%	62,579
2018	12.590622	11.495142	-8.70%	62,579
2017	10.905051	12.590622	15.46%	0
2016	10.158844	10.905051	7.35%	0
2015	10.342115	10.158844	-1.77%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.281886	13.192323	7.41%	0
2019	10.937503	12.281886	12.29%	0
2018	11.482716	10.937503	-4.75%	0
2017	10.625489	11.482716	8.07%	0
2016	10.158601	10.625489	4.60%	0
2015	10.269540	10.158601	-1.08%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.491318	11.120766	6.00%	8,486
2019*	10.000000	10.491318	4.91%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.792690	12.362428	14.54%	0
2019*	10.000000	10.792690	7.93%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.094786	10.139573	0.44%	0
2019*	10.000000	10.094786	0.95%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	28.077560	36.094276	28.55%	0
2019	21.790650	28.077560	28.85%	0
2018	22.786627	21.790650	-4.37%	0
2017	17.730168	22.786627	28.52%	0
2016	17.568180	17.730168	0.92%	0
2015	17.215819	17.568180	2.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.338998	14.134977	5.97%	23,072
2019	11.331054	13.338998	17.72%	23,338
2018	12.031942	11.331054	-5.83%	20,859
2017	10.343660	12.031942	16.32%	20,723
2016	9.630000	10.343660	7.41%	22,650
2015*	10.000000	9.630000	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.641045	15.498700	5.86%	0
2019	12.129923	14.641045	20.70%	0
2018	12.583360	12.129923	-3.60%	0
2017	10.449378	12.583360	20.42%	0
2016	9.596040	10.449378	8.89%	0
2015*	10.000000	9.596040	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.740041	19.633329	17.28%	5,296
2019	12.318748	16.740041	35.89%	0
2018	12.645021	12.318748	-2.58%	0
2017	10.056661	12.645021	25.74%	0
2016	9.836102	10.056661	2.24%	0
2015*	10.000000	9.836102	-1.64%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.706653	13.751769	0.33%	8,289
2019	10.934519	13.706653	25.35%	0
2018	12.207267	10.934519	-10.43%	0
2017	11.376511	12.207267	7.30%	0
2016	9.563832	11.376511	18.95%	0
2015*	10.000000	9.563832	-4.36%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.812785	18.13%	19,067
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.524567	16.256948	11.93%	342,289
2019	11.682082	14.524567	24.33%	250,862
2018	13.323512	11.682082	-12.32%	170,152
2017	11.629472	13.323512	14.57%	18,178
2016	9.770237	11.629472	19.03%	6,784
2015	10.130649	9.770237	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	24.787501	24.246507	-2.18%	2,463
2019	20.227151	24.787501	22.55%	0
2018	23.539711	20.227151	-14.07%	0
2017	20.896923	23.539711	12.65%	0
2016	17.958514	20.896923	16.36%	0
2015	18.688356	17.958514	-3.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	14.356172	19.960793	39.04%	8,392
2019	10.717119	14.356172	33.96%	1,254
2018	11.801084	10.717119	-9.19%	0
2017	9.567817	11.801084	23.34%	0
2016	8.948024	9.567817	6.93%	0
2015*	10.000000	8.948024	-10.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.882943	12.340325	3.85%	0
2019	10.117901	11.882943	17.44%	0
2018	12.338653	10.117901	-18.00%	0
2017	11.465621	12.338653	7.61%	0
2016	9.224264	11.465621	24.30%	0
2015*	10.000000	9.224264	-7.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	13.298300	16.100404	21.07%	11,329
2019	10.721190	13.298300	24.04%	16,468
2018	12.430947	10.721190	-13.75%	0
2017	11.097687	12.430947	12.01%	0
2016	9.151951	11.097687	21.26%	0
2015*	10.000000	9.151951	-8.48%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.219448	18.199854	12.21%	32,480
2019	12.797263	16.219448	26.74%	33,630
2018	13.615604	12.797263	-6.01%	34,884
2017	11.028924	13.615604	23.45%	36,177
2016*	10.000000	11.028924	10.29%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.400418	16.149709	12.15%	0
2019	11.545929	14.400418	24.72%	0
2018	12.397472	11.545929	-6.87%	0
2017	10.584907	12.397472	17.12%	0
2016	9.714858	10.584907	8.96%	0
2015*	10.000000	9.714858	-2.85%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.137882	14.125562	-6.69%	7,905
2019	11.727931	15.137882	29.08%	0
2018	12.354278	11.727931	-5.07%	0
2017	11.762437	12.354278	5.03%	0
2016	11.090945	11.762437	6.05%	0
2015	11.881150	11.090945	-6.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.482142	19.276241	16.95%	482,661
2019	12.700134	16.482142	29.78%	445,674
2018	13.457140	12.700134	-5.63%	389,069
2017	11.190301	13.457140	20.26%	190,411
2016	10.127380	11.190301	10.50%	82,640
2015	10.117173	10.127380	0.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.392439	10.574521	1.75%	17,125
2019	10.090312	10.392439	2.99%	16,747
2018	10.115002	10.090312	-0.24%	9,782
2017	10.063127	10.115002	0.52%	9,432
2016	9.922387	10.063127	1.42%	0
2015	10.061989	9.922387	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	14.094175	16.640335	18.07%	63,318
2019	11.398634	14.094175	23.65%	41,934
2018	12.994260	11.398634	-12.28%	36,723
2017	11.500827	12.994260	12.99%	22,542
2016	9.615673	11.500827	19.61%	13,391
2015	10.216465	9.615673	-5.88%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	27.622135	43.867651	58.81%	0
2019	20.400199	27.622135	35.40%	0
2018	22.181198	20.400199	-8.03%	0
2017	17.577989	22.181198	26.19%	0
2016	16.749733	17.577989	4.94%	0
2015	16.986182	16.749733	-1.39%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.302750	11.036487	7.12%	0
2019	9.033604	10.302750	14.05%	18,131
2018	9.794291	9.033604	-7.77%	0
2017	9.278031	9.794291	5.56%	0
2016	9.437082	9.278031	-1.69%	0
2015	10.045533	9.437082	-6.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.447711	13.291022	6.77%	3,590
2019	11.257735	12.447711	10.57%	0
2018	12.033295	11.257735	-6.45%	0
2017	10.725698	12.033295	12.19%	0
2016	9.600285	10.725698	11.72%	0
2015	10.683761	9.600285	-10.14%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.268830	6.279219	0.17%	0
2019	5.689531	6.268830	10.18%	0
2018	6.702070	5.689531	-15.11%	0
2017	6.637113	6.702070	0.98%	0
2016	5.838976	6.637113	13.67%	0
2015	7.938092	5.838976	-26.44%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.950654	11.344455	3.60%	0
2019	10.556610	10.950654	3.73%	0
2018	10.571307	10.556610	-0.14%	0
2017	10.183588	10.571307	3.81%	0
2016	9.835672	10.183588	3.54%	0
2015	10.120993	9.835672	-2.82%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	15.074787	15.897976	5.46%	4,193
2019	13.287766	15.074787	13.45%	6,630
2018	14.110434	13.287766	-5.83%	8,775
2017	12.989360	14.110434	8.63%	0
2016	11.594790	12.989360	12.03%	0
2015	12.001693	11.594790	-3.39%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	11.071816	11.655172	5.27%	41,872
2019	10.316568	11.071816	7.32%	0
2018	10.396878	10.316568	-0.77%	0
2017*	10.000000	10.396878	3.97%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.799923	11.268631	4.34%	4,886
2019	10.209822	10.799923	5.78%	0
2018	10.114858	10.209822	0.94%	0
2017*	10.000000	10.114858	1.15%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.507577	12.600823	9.50%	0
2019	10.877241	11.507577	5.79%	0
2018	11.460124	10.877241	-5.09%	0
2017	10.458691	11.460124	9.58%	0
2016	10.271148	10.458691	1.83%	0
2015	11.182521	10.271148	-8.15%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.376242	10.487051	1.07%	51,796
2019	10.211041	10.376242	1.62%	45,050
2018	10.174786	10.211041	0.36%	28,586
2017	10.050773	10.174786	1.23%	16,950
2016	9.931738	10.050773	1.20%	0
2015*	10.000000	9.931738	-0.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.939115	12.821588	7.39%	135,799
2019	11.146519	11.939115	7.11%	24,394
2018	11.337448	11.146519	-1.68%	10,396
2017	10.930873	11.337448	3.72%	0
2016	10.768346	10.930873	1.51%	0
2015	10.846212	10.768346	-0.72%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.526588	35.27%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.516663	15.197716	4.69%	15,064
2019	11.250153	14.516663	29.04%	20,265
2018	12.424912	11.250153	-9.45%	10,889
2017	10.571771	12.424912	17.53%	11,501
2016	9.400979	10.571771	12.45%	0
2015*	10.000000	9.400979	-5.99%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	24.425057	25.999363	6.45%	0
2019	20.178383	24.425057	21.05%	7,652
2018	23.207105	20.178383	-13.05%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	12.072514	11.932957	-1.16%	0
2019	9.526088	12.072514	26.73%	0
2018	10.975356	9.526088	-13.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	12.954625	16.570448	27.91%	77,627
2019	10.178103	12.954625	27.28%	10,329
2018	10.199269	10.178103	-0.21%	10,311
2017	8.096346	10.199269	25.97%	0
2016	9.164005	8.096346	-11.65%	0
2015*	10.000000	9.164005	-8.36%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.329263	12.037517	6.25%	0
2019	10.784510	11.329263	5.05%	0
2018	10.177493	10.784510	5.96%	0
2017	10.028053	10.177493	1.49%	0
2016	9.892567	10.028053	1.37%	0
2015	10.088867	9.892567	-1.95%	0
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	9.972864	11.535464	15.67%	0
2019	7.738996	9.972864	28.87%	0
2018*	10.000000	7.738996	-22.61%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.458962	8.770238	17.58%	29,620
2019	6.757855	7.458962	10.37%	58,344
2018	9.542099	6.757855	-29.18%	56,077
2017	9.836999	9.542099	-3.00%	38,135
2016	6.931798	9.836999	41.91%	10,693
2015*	10.000000	6.931798	-30.68%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.258685	16.815606	37.17%	2,186
2019	8.929016	12.258685	37.29%	0
2018	10.817671	8.929016	-17.46%	0
2017*	10.000000	10.817671	8.18%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.812783	10.533482	-2.58%	0
2019*	10.000000	10.812783	8.13%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.850860	8.942506	1.04%	0
2019	7.666634	8.850860	15.45%	0
2018*	10.000000	7.666634	-23.33%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.157720	6.777729	-25.99%	7,292
2019	7.693780	9.157720	19.03%	7,914
2018	9.604705	7.693780	-19.90%	5,628
2017	9.798390	9.604705	-1.98%	6,160
2016	7.039992	9.798390	39.18%	6,735
2015	11.473041	7.039992	-38.64%	6,735
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.767295	17.027724	7.99%	1,987
2019	11.406512	15.767295	38.23%	1,987
2018	13.193287	11.406512	-13.54%	0
2017	10.680530	13.193287	23.53%	0
2016	10.006681	10.680530	6.73%	0
2015	10.258182	10.006681	-2.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.010085	11.923332	8.29%	13,505
2019	10.227666	11.010085	7.65%	13,710
2018	10.647427	10.227666	-3.94%	12,077
2017	10.389479	10.647427	2.48%	11,329
2016	10.068271	10.389479	3.19%	0
2015	10.443159	10.068271	-3.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	12.996221	29.96%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.071638	30.72%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.635998	11.975433	2.92%	93,465
2019	10.008077	11.635998	16.27%	92,283
2018	10.916474	10.008077	-8.32%	42,994
2017	9.803128	10.916474	11.36%	19,638
2016	9.555222	9.803128	2.59%	0
2015	9.842836	9.555222	-2.92%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.366747	20.933378	27.90%	16,904
2019	12.615516	16.366747	29.74%	19,608
2018	14.309450	12.615516	-11.84%	0
2017	11.522842	14.309450	24.18%	14,904
2016	11.445050	11.522842	0.68%	0
2015	11.580419	11.445050	-1.17%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.326597	13.849180	12.35%	83,903
2019	10.165651	12.326597	21.26%	65,353
2018	11.877136	10.165651	-14.41%	38,272
2017	9.109472	11.877136	30.38%	40,803
2016	8.927982	9.109472	2.03%	0
2015*	10.000000	8.927982	-10.72%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	13.265981	16.167976	21.88%	33,042
2019	10.418238	13.265981	27.33%	42,510
2018	12.291604	10.418238	-15.24%	15,478
2017	9.634449	12.291604	27.58%	32,765
2016	9.278351	9.634449	3.84%	6,350
2015*	10.000000	9.278351	-7.22%	6,350
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	13.960347	14.968869	7.22%	23,475
2019	11.668323	13.960347	19.64%	24,008
2018	12.960893	11.668323	-9.97%	0
2017	11.234813	12.960893	15.36%	16,962
2016	9.591198	11.234813	17.14%	0
2015*	10.000000	9.591198	-4.09%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	12.012695	12.707224	5.78%	53,476
2019	10.580004	12.012695	13.54%	47,434
2018	11.022140	10.580004	-4.01%	11,502
2017	10.412937	11.022140	5.85%	6,404
2016	9.336857	10.412937	11.53%	0
2015*	10.000000	9.336857	-6.63%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.680705	11.459860	7.29%	40,330
2019	9.899446	10.680705	7.89%	40,638
2018	10.088033	9.899446	-1.87%	0
2017	9.888044	10.088033	2.02%	0
2016*	10.000000	9.888044	-1.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.802647	15.154846	2.38%	27,573
2019	11.748580	14.802647	26.00%	20,570
2018	12.838135	11.748580	-8.49%	19,860
2017	11.148616	12.838135	15.15%	23,331
2016*	10.000000	11.148616	11.49%	23,768

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.055848	17.964740	19.32%	538
2019	12.934444	15.055848	16.40%	538
2018	14.158824	12.934444	-8.65%	0
2017	12.596349	14.158824	12.40%	0
2016	12.275399	12.596349	2.61%	0
2015	12.543775	12.275399	-2.14%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.431767	14.318976	6.61%	3,133
2019	11.337033	13.431767	18.48%	0
2018	13.603470	11.337033	-16.66%	0
2017	11.962136	13.603470	13.72%	0
2016	10.504113	11.962136	13.88%	0
2015	10.900598	10.504113	-3.64%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.167608	11.735378	5.08%	0
2019	9.695584	11.167608	15.18%	0
2018	10.217584	9.695584	-5.11%	0
2017*	10.000000	10.217584	2.18%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.562028	13.114260	-3.30%	14,644
2019	10.742148	13.562028	26.25%	45,106
2018	13.084946	10.742148	-17.90%	8,992
2017	11.844123	13.084946	10.48%	4,639
2016	9.140227	11.844123	29.58%	994
2015*	10.000000	9.140227	-8.60%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.041229	11.132452	0.83%	44,218
2019	10.431273	11.041229	5.85%	39,390
2018	10.562375	10.431273	-1.24%	33,300
2017	10.329334	10.562375	2.26%	27,753
2016	9.591167	10.329334	7.70%	4,525
2015*	10.000000	9.591167	-4.09%	4,525
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.311938	10.724682	4.00%	0
2019*	10.000000	10.311938	3.12%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.540294	13.636299	29.37%	5,059
2019	8.253444	10.540294	27.71%	11,234
2018*	10.000000	8.253444	-17.47%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.619446	16.441767	20.72%	5,926
2019	11.100884	13.619446	22.69%	721
2018	11.752685	11.100884	-5.55%	0
2017	10.238900	11.752685	14.78%	0
2016	9.681989	10.238900	5.75%	0
2015*	10.000000	9.681989	-3.18%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	14.860880	19.131434	28.74%	40,117
2019	11.452103	14.860880	29.77%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.589138	15.89%	2,842
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.952439	15.902912	6.36%	18,816
2019	11.664359	14.952439	28.19%	18,715
2018	12.995431	11.664359	-10.24%	20,315
2017	11.273485	12.995431	15.27%	21,389
2016*	10.000000	11.273485	12.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.749655	25.186712	41.90%	83,849
2019	13.402449	17.749655	32.44%	87,688
2018	13.618105	13.402449	-1.58%	37,857
2017	10.218395	13.618105	33.27%	23,398
2016	10.280403	10.218395	-0.60%	26,012
2015*	10.000000	10.280403	2.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.886369	11.747265	7.91%	11,904
2019	10.066352	10.886369	8.15%	12,533
2018	10.264899	10.066352	-1.93%	14,111
2017	9.985385	10.264899	2.80%	13,821
2016*	10.000000	9.985385	-0.15%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.523812	11.539134	-7.86%	19,519
2019	10.304659	12.523812	21.54%	16,286
2018	11.144599	10.304659	-7.54%	12,860
2017	10.864155	11.144599	2.58%	5,113
2016	10.420702	10.864155	4.26%	0
2015*	10.000000	10.420702	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.429589	12.107074	5.93%	20,950
2019	10.449138	11.429589	9.38%	14,403
2018	10.878444	10.449138	-3.95%	15,604
2017	10.232574	10.878444	6.31%	16,223
2016	9.582970	10.232574	6.78%	10,637
2015	9.885842	9.582970	-3.06%	10,637

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.097292	20.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	17.488026	19.316962	10.46%	0
2019	14.760217	17.488026	18.48%	0
2018	16.527615	14.760217	-10.69%	0
2017	14.930853	16.527615	10.69%	0
2016	13.345131	14.930853	11.88%	0
2015	14.394762	13.345131	-7.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.309249	13.247460	-0.46%	14,733
2019	11.601085	13.309249	14.72%	14,221
2018	12.264674	11.601085	-5.41%	10,204
2017	11.312675	12.264674	8.42%	9,689
2016	10.036471	11.312675	12.72%	0
2015	10.923850	10.036471	-8.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.620410	13.807262	-5.56%	2,706
2019	11.892514	14.620410	22.94%	2,706
2018	13.551883	11.892514	-12.24%	0
2017	12.623721	13.551883	7.35%	0
2016	11.384078	12.623721	10.89%	0
2015	11.952814	11.384078	-4.76%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.810363	9.185387	-6.37%	57,376
2019	9.728653	9.810363	0.84%	51,909
2018	9.655342	9.728653	0.76%	39,778
2017	9.582829	9.655342	0.76%	30,330
2016	9.417293	9.582829	1.76%	0
2015*	10.000000	9.417293	-5.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.852207	12.197835	2.92%	0
2019	10.711512	11.852207	10.65%	0
2018	11.327977	10.711512	-5.44%	0
2017	10.131072	11.327977	11.81%	0
2016	9.822561	10.131072	3.14%	0
2015	10.550579	9.822561	-6.90%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.880005	9.803747	-0.77%	6,411
2019	9.813039	9.880005	0.68%	6,499
2018	9.793863	9.813039	0.20%	6,409
2017	9.784599	9.793863	0.09%	5,853
2016	9.803916	9.784599	-0.20%	0
2015	9.974346	9.803916	-1.71%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.128138	10.684400	5.49%	0
2019	9.415354	10.128138	7.57%	0
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.637973	6.732078	1.42%	0
2019	6.209608	6.637973	6.90%	0
2018	6.905666	6.209608	-10.08%	0
2017	6.426114	6.905666	7.46%	0
2016	7.626797	6.426114	-15.74%	0
2015	7.836837	7.626797	-2.68%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	15.036707	15.596310	3.72%	0
2019	14.413386	15.036707	4.32%	0
2018	16.748575	14.413386	-13.94%	0
2017	14.751812	16.748575	13.54%	0
2016	14.825840	14.751812	-0.50%	0
2015	14.811686	14.825840	0.10%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.322662	9.896302	6.15%	5,568
2019	8.980895	9.322662	3.81%	5,568
2018	9.571681	8.980895	-6.17%	0
2017	9.339541	9.571681	2.49%	0
2016	9.493824	9.339541	-1.63%	0
2015	9.429929	9.493824	0.68%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.386874	13.467609	8.72%	8,543
2019	10.907632	12.386874	13.56%	9,176
2018	11.829120	10.907632	-7.79%	0
2017	10.895160	11.829120	8.57%	0
2016	9.883438	10.895160	10.24%	0
2015	10.458640	9.883438	-5.50%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.414134	16.017385	11.12%	59,074
2019	11.351633	14.414134	26.98%	50,186
2018	12.497744	11.351633	-9.17%	32,673
2017	10.684316	12.497744	16.97%	24,145
2016	9.485841	10.684316	12.63%	15,550
2015*	10.000000	9.485841	-5.14%	15,550
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.499952	22.027709	25.87%	10,603
2019	13.467463	17.499952	29.94%	12,943
2018	15.732089	13.467463	-14.39%	6,490
2017	11.674437	15.732089	34.76%	2,986
2016	11.828462	11.674437	-1.30%	0
2015	11.542199	11.828462	2.48%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.737232	13.196371	12.43%	4,199
2019	9.259126	11.737232	26.76%	4,788
2018	11.047207	9.259126	-16.19%	5,322
2017	9.105911	11.047207	21.32%	5,824
2016	9.276175	9.105911	-1.84%	6,369
2015*	10.000000	9.276175	-7.24%	6,369
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	12.926290	15.286649	18.26%	21,171
2019	10.367332	12.926290	24.68%	9,340
2018	11.724200	10.367332	-11.57%	1,137
2017	10.411887	11.724200	12.60%	2,078
2016	8.950887	10.411887	16.32%	2,205
2015*	10.000000	8.950887	-10.49%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.521198	13.785116	19.65%	19,032
2019	9.109071	11.521198	26.48%	19,074
2018	11.455405	9.109071	-20.48%	11,991
2017	9.164683	11.455405	25.00%	12,475
2016	9.529792	9.164683	-3.83%	13,185
2015*	10.000000	9.529792	-4.70%	7,739
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.015661	16.902869	12.57%	5,222
2019	12.473789	15.015661	20.38%	5,222
2018	13.345599	12.473789	-6.53%	0
2017	11.414628	13.345599	16.92%	0
2016	11.851434	11.414628	-3.69%	0
2015	13.081129	11.851434	-9.40%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.020328	3.758987	-37.56%	18,416
2019	5.885685	6.020328	2.29%	9,493
2018	9.040917	5.885685	-34.90%	7,271
2017	10.469600	9.040917	-13.65%	0
2016	7.871381	10.469600	33.01%	0
2015*	10.000000	7.871381	-21.29%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	14.231556	16.041543	12.72%	0
2019	11.774528	14.231556	20.87%	0
2018	11.861104	11.774528	-0.73%	0
2017	10.156767	11.861104	16.78%	0
2016	9.848785	10.156767	3.13%	0
2015*	10.000000	9.848785	-1.51%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.666613	20.813519	17.81%	43,734
2019	13.223234	17.666613	33.60%	43,789
2018	13.467542	13.223234	-1.81%	10,817
2017	10.720052	13.467542	25.63%	12,915
2016	9.673557	10.720052	10.82%	13,944
2015*	10.000000	9.673557	-3.26%	6,074
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.816683	11.788397	8.98%	16,788
2019	10.013513	10.816683	8.02%	18,323
2018	10.262667	10.013513	-2.43%	15,521
2017	10.044938	10.262667	2.17%	16,265
2016	9.940626	10.044938	1.05%	10,197
2015*	10.000000	9.940626	-0.59%	10,197
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	23.134909	34.470338	49.00%	36,218
2019	16.160821	23.134909	43.15%	54,389
2018	16.202589	16.160821	-0.26%	7,615
2017	11.310499	16.202589	43.25%	3,890
2016	10.049696	11.310499	12.55%	0
2015*	10.000000	10.049696	0.50%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	12.239446	13.961815	14.07%	14,154
2019	10.621168	12.239446	15.24%	14,508
2018	11.469236	10.621168	-7.39%	14,142
2017	9.929495	11.469236	15.51%	0
2016	9.490813	9.929495	4.62%	0
2015*	10.000000	9.490813	-5.09%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	11.891529	12.367736	4.00%	7,914
2019	10.527791	11.891529	12.95%	7,380
2018	11.201562	10.527791	-6.01%	7,091
2017	10.143939	11.201562	10.43%	0
2016	9.662406	10.143939	4.98%	0
2015*	10.000000	9.662406	-3.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.410153	10.159222	-2.41%	34,798
2019	8.914065	10.410153	16.78%	34,845
2018	11.073198	8.914065	-19.50%	5,527
2017	8.763183	11.073198	26.36%	0
2016	7.339677	8.763183	19.39%	0
2015	9.287866	7.339677	-20.98%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.805779	13.739203	16.38%	24,500
2019	9.573926	11.805779	23.31%	24,725
2018	10.593451	9.573926	-9.62%	24,792
2017	9.239274	10.593451	14.66%	0
2016	9.259737	9.239274	-0.22%	0
2015*	10.000000	9.259737	-7.40%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	15.297692	21.610839	41.27%	55,978
2019	12.228654	15.297692	25.10%	21,802
2018	11.987163	12.228654	2.01%	4,711
2017	9.786184	11.987163	22.49%	0
2016	9.380123	9.786184	4.33%	0
2015*	10.000000	9.380123	-6.20%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.827867	12.524289	5.89%	14,618
2019	10.494756	11.827867	12.70%	15,256
2018	11.078825	10.494756	-5.27%	5,773
2017	10.336317	11.078825	7.18%	2,164
2016	9.064215	10.336317	14.03%	0
2015	9.763112	9.064215	-7.16%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.594617	10.800657	1.94%	38,187
2019	10.202085	10.594617	3.85%	40,165
2018	10.204038	10.202085	-0.02%	16,156
2017	10.101310	10.204038	1.02%	0
2016	9.875884	10.101310	2.28%	0
2015*	10.000000	9.875884	-1.24%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.987821	11.668126	6.19%	7,541
2019	10.253357	10.987821	7.16%	0
2018	10.480894	10.253357	-2.17%	0
2017	10.208078	10.480894	2.67%	0
2016	9.904300	10.208078	3.07%	0
2015*	10.000000	9.904300	-0.96%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	14.021906	18.791003	34.01%	15,386
2019	11.624014	14.021906	20.63%	15,408
2018	12.072591	11.624014	-3.72%	4,876
2017	10.942833	12.072591	10.32%	0
2016*	10.000000	10.942833	9.43%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	12.878302	13.445809	4.41%	0
2019	10.439076	12.878302	23.37%	0
2018	10.476270	10.439076	-0.36%	0
2017	9.256241	10.476270	13.18%	0
2016	8.417827	9.256241	9.96%	0
2015*	10.000000	8.417827	-15.82%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	14.132269	16.073889	13.74%	6,176
2019	11.093566	14.132269	27.39%	0
2018	12.197971	11.093566	-9.05%	0
2017	10.242760	12.197971	19.09%	0
2016	9.578508	10.242760	6.93%	0
2015*	10.000000	9.578508	-4.21%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	13.284722	13.918009	4.77%	0
2019	11.757742	13.284722	12.99%	0
2018	12.495382	11.757742	-5.90%	0
2017	11.430402	12.495382	9.32%	0
2016	10.910430	11.430402	4.77%	0
2015	11.319299	10.910430	-3.61%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.869008	12.409437	14.17%	7,152
2019*	10.000000	10.869008	8.69%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	13.932120	16.554728	18.82%	40,261
2019	11.216757	13.932120	24.21%	24,441
2018	12.570373	11.216757	-10.77%	10,966
2017	10.027000	12.570373	25.37%	11,936
2016	9.768111	10.027000	2.65%	9,078
2015*	10.000000	9.768111	-2.32%	9,078
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.335879	33.36%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.506210	13.841059	2.48%	18,184
2019	10.453494	13.506210	29.20%	9,930
2018	11.965519	10.453494	-12.64%	9,714
2017	10.673274	11.965519	12.11%	5,198
2016	9.326937	10.673274	14.43%	0
2015*	10.000000	9.326937	-6.73%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	13.239435	13.811325	4.32%	42,679
2019	11.731208	13.239435	12.86%	41,554
2018	12.767887	11.731208	-8.12%	10,507
2017	11.786270	12.767887	8.33%	3,772
2016	10.782191	11.786270	9.31%	0
2015	11.037343	10.782191	-2.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	13.156187	12.818183	-2.57%	35,626
2019	10.408638	13.156187	26.40%	33,659
2018	11.432332	10.408638	-8.95%	10,448
2017	10.275930	11.432332	11.25%	5,378
2016	9.041853	10.275930	13.65%	4,870
2015	10.621951	9.041853	-14.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.891249	11.692164	-15.83%	53,275
2019	11.903618	13.891249	16.70%	51,384
2018	13.118652	11.903618	-9.26%	20,029
2017	12.096589	13.118652	8.45%	10,174
2016	11.866403	12.096589	1.94%	4,998
2015	12.177131	11.866403	-2.55%	4,998
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.682988	14.992741	9.57%	0
2019	11.756364	13.682988	16.39%	0
2018	12.740979	11.756364	-7.73%	0
2017	11.114371	12.740979	14.64%	0
2016	10.657819	11.114371	4.28%	0
2015	11.535022	10.657819	-7.60%	0
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.631230	22.779950	114.27%	116,748
2019*	10.000000	10.631230	6.31%	37,420
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.890656	25.171185	49.02%	26,508
2019	12.863185	16.890656	31.31%	0
2018	15.617010	12.863185	-17.63%	0
2017	12.584573	15.617010	24.10%	0
2016	13.053224	12.584573	-3.59%	0
2015	13.292065	13.053224	-1.80%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.647228	20.644237	10.71%	19,680
2019	15.618284	18.647228	19.39%	2,751
2018	16.628971	15.618284	-6.08%	0
2017	14.527551	16.628971	14.47%	0
2016	13.482693	14.527551	7.75%	0
2015	13.506628	13.482693	-0.18%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.907230	11.774347	7.95%	5,134
2019	10.124612	10.907230	7.73%	5,860
2018	10.354187	10.124612	-2.22%	6,963
2017	10.148378	10.354187	2.03%	6,875
2016	10.001055	10.148378	1.47%	0
2015*	10.000000	10.001055	0.01%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	14.842055	19.062566	28.44%	66,376
2019	11.140266	14.842055	33.23%	80,235
2018	12.443051	11.140266	-10.47%	47,163
2017	9.611119	12.443051	29.47%	9,577
2016	9.704455	9.611119	-0.96%	6,296
2015*	10.000000	9.704455	-2.96%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	17.023295	25.493209	49.75%	61,973
2019	13.218104	17.023295	28.79%	43,186
2018	13.461097	13.218104	-1.81%	43,371
2017	10.655363	13.461097	26.33%	4,587
2016	9.883198	10.655363	7.81%	0
2015*	10.000000	9.883198	-1.17%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.385379	17.197425	11.78%	83,139
2019	12.385411	15.385379	24.22%	66,173
2018	12.810211	12.385411	-3.32%	65,724
2017	10.628354	12.810211	20.53%	21,571
2016	9.678573	10.628354	9.81%	0
2015*	10.000000	9.678573	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	11.115204	11.433461	2.86%	55,489
2019	10.300136	11.115204	7.91%	58,453
2018	10.670856	10.300136	-3.47%	6,797
2017	10.151900	10.670856	5.11%	6,718
2016	9.452365	10.151900	7.40%	0
2015	9.846943	9.452365	-4.01%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.664676	17.041213	8.79%	0
2019	12.282309	15.664676	27.54%	30,080
2018	12.460550	12.282309	-1.43%	0
2017	10.482852	12.460550	18.87%	0
2016	9.540016	10.482852	9.88%	0
2015*	10.000000	9.540016	-4.60%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	14.239255	14.546690	2.16%	46,047
2019	11.341926	14.239255	25.55%	33,260
2018	12.399632	11.341926	-8.53%	23,178
2017	10.658236	12.399632	16.34%	5,031
2016	9.170335	10.658236	16.23%	0
2015*	10.000000	9.170335	-8.30%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.375394	12.880301	13.23%	0
2019	10.011497	11.375394	13.62%	0
2018	11.066013	10.011497	-9.53%	0
2017	9.452026	11.066013	17.08%	0
2016	9.285482	9.452026	1.79%	0
2015*	10.000000	9.285482	-7.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	20.119448	22.385916	11.27%	0
2019	16.419383	20.119448	22.53%	0
2018	18.611358	16.419383	-11.78%	0
2017	15.715748	18.611358	18.42%	0
2016	14.671058	15.715748	7.12%	0
2015	15.106685	14.671058	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.860623	17.195878	8.42%	0
2019	13.810676	15.860623	14.84%	0
2018	14.901113	13.810676	-7.32%	0
2017	13.452747	14.901113	10.77%	0
2016	12.825423	13.452747	4.89%	0
2015	13.113546	12.825423	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	18.019803	19.855114	10.18%	67,794
2019	15.160835	18.019803	18.86%	68,492
2018	16.700965	15.160835	-9.22%	70,895
2017	14.588871	16.700965	14.48%	0
2016	13.751310	14.588871	6.09%	0
2015	14.098606	13.751310	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.058768	13.888727	6.36%	0
2019	11.936957	13.058768	9.40%	0
2018	12.399609	11.936957	-3.73%	0
2017	11.793589	12.399609	5.14%	0
2016	11.404351	11.793589	3.41%	0
2015	11.622312	11.404351	-1.88%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.042408	12.504065	3.83%	0
2019	10.700232	12.042408	12.54%	0
2018	11.641775	10.700232	-8.09%	0
2017	10.261627	11.641775	13.45%	0
2016	9.834248	10.261627	4.35%	0
2015	10.395014	9.834248	-5.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.456382	13.219303	6.12%	2,261
2019	10.918217	12.456382	14.09%	2,261
2018	11.886707	10.918217	-8.15%	0
2017	10.208429	11.886707	16.44%	0
2016	9.722849	10.208429	4.99%	0
2015	10.340211	9.722849	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.957102	18.553902	9.42%	0
2019	14.519825	16.957102	16.79%	0
2018	15.810074	14.519825	-8.16%	0
2017	14.033186	15.810074	12.66%	0
2016	13.299719	14.033186	5.51%	0
2015	13.599397	13.299719	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.883306	20.954635	10.97%	0
2019	15.628593	18.883306	20.83%	0
2018	17.471844	15.628593	-10.55%	0
2017	14.969644	17.471844	16.72%	0
2016	14.074858	14.969644	6.36%	0
2015	14.456561	14.074858	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.965874	16.133368	7.80%	0
2019	13.245651	14.965874	12.99%	0
2018	14.070827	13.245651	-5.86%	0
2017	12.953539	14.070827	8.63%	0
2016	12.362358	12.953539	4.78%	0
2015	12.640818	12.362358	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.850714	11.497831	5.96%	244,850
2019	10.126647	10.850714	7.15%	220,687
2018	10.282561	10.126647	-1.52%	69,654
2017	10.087051	10.282561	1.94%	67,638
2016	9.978409	10.087051	1.09%	0
2015	10.080207	9.978409	-1.01%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	9.997413	10.394310	3.97%	7,639
2019	8.991048	9.997413	11.19%	19,119
2018	10.788977	8.991048	-16.66%	9,681
2017	8.893670	10.788977	21.31%	10,594
2016	8.897623	8.893670	-0.04%	11,584
2015*	10.000000	8.897623	-11.02%	11,584
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.754163	17.54%	15,558
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.115447	11.731707	5.54%	21,107
2019	10.345009	11.115447	7.45%	8,964
2018	10.538522	10.345009	-1.84%	0
2017	10.233095	10.538522	2.98%	0
2016	9.858389	10.233095	3.80%	0
2015*	10.000000	9.858389	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.871830	12.796180	7.79%	4,500
2019	10.958616	11.871830	8.33%	5,278
2018	11.250334	10.958616	-2.59%	0
2017	10.967717	11.250334	2.58%	0
2016	10.736798	10.967717	2.15%	0
2015	10.918174	10.736798	-1.66%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.646588	10.917976	2.55%	45,577
2019	10.104953	10.646588	5.36%	42,873
2018*	10.000000	10.104953	1.05%	29,941
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.436188	13.891006	11.70%	11,559
2019	10.256271	12.436188	21.25%	11,559
2018	12.600979	10.256271	-18.61%	4,805
2017	9.026335	12.600979	39.60%	0
2016	8.495722	9.026335	6.25%	0
2015*	10.000000	8.495722	-15.04%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.287274	12.876595	4.80%	33,655
2019	10.833329	12.287274	13.42%	18,367
2018	11.298918	10.833329	-4.12%	15,273
2017	10.706578	11.298918	5.53%	16,328
2016	9.487705	10.706578	12.85%	10,878
2015	9.855043	9.487705	-3.73%	10,878

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.301531	10.772378	4.57%	27,936
2019	9.830884	10.301531	4.79%	0
2018	9.971015	9.830884	-1.41%	0
2017	9.905172	9.971015	0.66%	0
2016	9.972131	9.905172	-0.67%	0
2015*	10.000000	9.972131	-0.28%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	9.160823	9.072039	-0.97%	208,224
2019	9.127969	9.160823	0.36%	166,386
2018	9.130886	9.127969	-0.03%	202,518
2017	9.216917	9.130886	-0.93%	15,434
2016	9.323658	9.216917	-1.14%	0
2015	9.432129	9.323658	-1.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.319822	12.049578	6.45%	37,363
2019	9.630127	11.319822	17.55%	33,956
2018	11.435515	9.630127	-15.79%	10,422
2017	9.103446	11.435515	25.62%	0
2016	9.151073	9.103446	-0.52%	0
2015*	10.000000	9.151073	-8.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	12.035642	12.793585	6.30%	242,608
2019	9.998961	12.035642	20.37%	224,802
2018	11.736690	9.998961	-14.81%	105,565
2017	9.506971	11.736690	23.45%	93,162
2016	9.529329	9.506971	-0.23%	58,061
2015	9.733572	9.529329	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.158753	15.789697	11.52%	0
2019	11.576197	14.158753	22.31%	0
2018	12.849410	11.576197	-9.91%	0
2017	10.975709	12.849410	17.07%	0
2016	10.142760	10.975709	8.21%	0
2015	10.364205	10.142760	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.541718	13.563626	8.15%	0
2019	11.000074	12.541718	14.01%	0
2018	11.695936	11.000074	-5.95%	0
2017	10.646593	11.695936	9.86%	0
2016	10.131564	10.646593	5.08%	0
2015	10.267261	10.131564	-1.32%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.474915	14.867590	10.34%	0
2019	11.365369	13.474915	18.56%	0
2018	12.293806	11.365369	-7.55%	0
2017	10.832319	12.293806	13.49%	0
2016	10.170849	10.832319	6.50%	0
2015	10.344188	10.170849	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.407397	12.033421	5.49%	109,248
2019	10.535746	11.407397	8.27%	123,823
2018	10.854737	10.535746	-2.94%	30,837
2017	10.390232	10.854737	4.47%	0
2016	10.080960	10.390232	3.07%	0
2015	10.171314	10.080960	-0.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.201284	12.610970	3.36%	0
2019	10.923379	12.201284	11.70%	0
2018	11.709911	10.923379	-6.72%	0
2017	10.388200	11.709911	12.72%	0
2016	9.941314	10.388200	4.50%	0
2015	10.393853	9.941314	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.750926	13.401886	5.11%	0
2019	11.192591	12.750926	13.92%	0
2018	12.053255	11.192591	-7.14%	0
2017	10.424751	12.053255	15.62%	0
2016	9.860347	10.424751	5.72%	0
2015	10.385825	9.860347	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.058756	14.243912	9.08%	50,187
2019	11.219728	13.058756	16.39%	61,447
2018	12.034534	11.219728	-6.77%	65,639
2017	10.780569	12.034534	11.63%	0
2016	10.178593	10.780569	5.91%	0
2015	10.331587	10.178593	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.777839	15.298481	11.04%	0
2019	11.440816	13.777839	20.43%	0
2018	12.543875	11.440816	-8.79%	0
2017	10.875512	12.543875	15.34%	0
2016	10.141549	10.875512	7.24%	0
2015	10.334965	10.141549	-1.87%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.211513	13.103469	7.30%	0
2019	10.885831	12.211513	12.18%	0
2018	11.440100	10.885831	-4.84%	63,255
2017	10.596732	11.440100	7.96%	63,807
2016	10.141323	10.596732	4.49%	0
2015	10.262436	10.141323	-1.18%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.484226	11.102025	5.89%	11,087
2019*	10.000000	10.484226	4.84%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.785389	12.341594	14.43%	0
2019*	10.000000	10.785389	7.85%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.092605	10.127144	0.34%	0
2019*	10.000000	10.092605	0.93%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	27.804629	35.707322	28.42%	6,914
2019	21.600656	27.804629	28.72%	8,503
2018	22.610928	21.600656	-4.47%	1,665
2017	17.611182	22.610928	28.39%	2,073
2016	17.467893	17.611182	0.82%	0
2015	17.134856	17.467893	1.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.278859	14.057025	5.86%	8,773
2019	11.291374	13.278859	17.60%	8,773
2018	12.002018	11.291374	-5.92%	0
2017	10.328333	12.002018	16.20%	0
2016	9.625432	10.328333	7.30%	0
2015*	10.000000	9.625432	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.575077	15.413277	5.75%	4,540
2019	12.087475	14.575077	20.58%	703
2018	12.552077	12.087475	-3.70%	0
2017	10.433907	12.552077	20.30%	0
2016	9.591494	10.433907	8.78%	0
2015*	10.000000	9.591494	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.664597	19.525102	17.17%	12,097
2019	12.275637	16.664597	35.75%	12,284
2018	12.613588	12.275637	-2.68%	0
2017	10.041771	12.613588	25.61%	0
2016	9.831444	10.041771	2.14%	0
2015*	10.000000	9.831444	-1.69%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.644844	13.675903	0.23%	5,181
2019	10.896221	13.644844	25.23%	9,000
2018	12.176900	10.896221	-10.52%	5,556
2017	11.359664	12.176900	7.19%	6,417
2016	9.559304	11.359664	18.83%	0
2015*	10.000000	9.559304	-4.41%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.809171	18.09%	24,038
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.449297	16.156355	11.81%	235,693
2019	11.633292	14.449297	24.21%	195,701
2018	13.281369	11.633292	-12.41%	109,000
2017	11.604379	13.281369	14.45%	94,227
2016	9.758989	11.604379	18.91%	31,104
2015	10.129217	9.758989	-3.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	24.546560	23.986548	-2.28%	18,201
2019	20.050795	24.546560	22.42%	15,082
2018	23.358233	20.050795	-14.16%	3,637
2017	20.756727	23.358233	12.53%	4,309
2016	17.856015	20.756727	16.25%	4,171
2015	18.600484	17.856015	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	14.291435	19.850713	38.90%	20,998
2019	10.679571	14.291435	33.82%	35,712
2018	11.771719	10.679571	-9.28%	4,126
2017	9.553641	11.771719	23.22%	4,515
2016	8.943786	9.553641	6.82%	4,937
2015*	10.000000	8.943786	-10.56%	4,937
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.829376	12.272288	3.74%	24,847
2019	10.082479	11.829376	17.33%	23,540
2018	12.307984	10.082479	-18.08%	12,177
2017	11.448654	12.307984	7.51%	13,771
2016	9.219898	11.448654	24.17%	8,014
2015*	10.000000	9.219898	-7.80%	8,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	13.238332	16.011605	20.95%	9,086
2019	10.683648	13.238332	23.91%	9,953
2018	12.400021	10.683648	-13.84%	4,176
2017	11.081245	12.400021	11.90%	0
2016	9.147608	11.081245	21.14%	0
2015*	10.000000	9.147608	-8.52%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.159469	18.114221	12.10%	8,563
2019	12.762838	16.159469	26.61%	30,298
2018	13.592804	12.762838	-6.11%	0
2017	11.021558	13.592804	23.33%	0
2016*	10.000000	11.021558	10.22%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.335491	16.060646	12.03%	0
2019	11.505497	14.335491	24.60%	0
2018	12.366631	11.505497	-6.96%	0
2017	10.569218	12.366631	17.01%	0
2016	9.710258	10.569218	8.85%	0
2015*	10.000000	9.710258	-2.90%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.036163	14.016444	-6.78%	19,854
2019	11.660904	15.036163	28.95%	17,173
2018	12.296166	11.660904	-5.17%	0
2017	11.718918	12.296166	4.93%	0
2016	11.061052	11.718918	5.95%	0
2015	11.861116	11.061052	-6.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.396731	19.156969	16.83%	912,677
2019	12.647102	16.396731	29.65%	556,461
2018	13.414587	12.647102	-5.72%	307,230
2017	11.166159	13.414587	20.14%	275,723
2016	10.115719	11.166159	10.38%	168,161
2015	10.115743	10.115719	0.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.301766	10.471676	1.65%	13,820
2019	10.012384	10.301766	2.89%	13,871
2018	10.047094	10.012384	-0.35%	13,948
2017	10.005656	10.047094	0.41%	0
2016	9.875674	10.005656	1.32%	0
2015	10.024752	9.875674	-1.49%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	14.021121	16.537367	17.95%	179,782
2019	11.351012	14.021121	23.52%	149,159
2018	12.953141	11.351012	-12.37%	61,327
2017	11.475998	12.953141	12.87%	64,269
2016	9.604594	11.475998	19.48%	17,683
2015	10.215018	9.604594	-5.98%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	27.353569	43.397299	58.65%	23,288
2019	20.222290	27.353569	35.26%	14,894
2018	22.010151	20.222290	-8.12%	11,530
2017	17.460019	22.010151	26.06%	4,849
2016	16.654099	17.460019	4.84%	5,302
2015	16.906298	16.654099	-1.49%	5,302
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.249334	10.968180	7.01%	13,251
2019	8.995866	10.249334	13.93%	13,263
2018	9.763310	8.995866	-7.86%	13,029
2017	9.258014	9.763310	5.46%	12,154
2016	9.426211	9.258014	-1.78%	0
2015	10.044117	9.426211	-6.15%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.339133	13.161776	6.67%	0
2019	11.170818	12.339133	10.46%	0
2018	11.952531	11.170818	-6.54%	0
2017	10.664458	11.952531	12.08%	0
2016	9.555092	10.664458	11.61%	0
2015	10.644236	9.555092	-10.23%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.207840	6.211826	0.06%	0
2019	5.639887	6.207840	10.07%	0
2018	6.650354	5.639887	-15.19%	0
2017	6.592534	6.650354	0.88%	0
2016	5.805610	6.592534	13.55%	0
2015	7.900728	5.805610	-26.52%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.882884	11.262866	3.49%	8,634
2019	10.501894	10.882884	3.63%	7,995
2018	10.527219	10.501894	-0.24%	7,172
2017	10.151347	10.527219	3.70%	0
2016	9.814436	10.151347	3.43%	0
2015	10.109357	9.814436	-2.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.928260	15.727540	5.35%	4,423
2019	13.171912	14.928260	13.33%	4,423
2018	14.001629	13.171912	-5.93%	4,423
2017	12.902210	14.001629	8.52%	0
2016	11.528598	12.902210	11.91%	0
2015	11.945245	11.528598	-3.49%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	11.041968	11.612009	5.16%	79,767
2019	10.299170	11.041968	7.21%	86,539
2018	10.389905	10.299170	-0.87%	65,581
2017*	10.000000	10.389905	3.90%	44,304
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.770821	11.226913	4.23%	11,115
2019	10.192612	10.770821	5.67%	11,774
2018	10.108076	10.192612	0.84%	5,969
2017*	10.000000	10.108076	1.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.395590	12.465602	9.39%	1,946
2019	10.782288	11.395590	5.69%	0
2018	11.371641	10.782288	-5.18%	0
2017	10.388409	11.371641	9.46%	0
2016	10.212436	10.388409	1.72%	0
2015	11.129856	10.212436	-8.24%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.329471	10.429239	0.97%	0
2019	10.175282	10.329471	1.52%	55,189
2018	10.149471	10.175282	0.25%	0
2017	10.035879	10.149471	1.13%	0
2016	9.927030	10.035879	1.10%	0
2015*	10.000000	9.927030	-0.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.834983	12.696924	7.28%	49,666
2019	11.060480	11.834983	7.00%	40,386
2018	11.261373	11.060480	-1.78%	26,825
2017	10.868481	11.261373	3.61%	16,475
2016	10.717682	10.868481	1.41%	9,449
2015	10.806099	10.717682	-0.82%	4,053
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.517494	35.17%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.451229	15.113925	4.59%	24,781
2019	11.210762	14.451229	28.90%	14,156
2018	12.394001	11.210762	-9.55%	15,736
2017	10.556106	12.394001	17.41%	17,221
2016	9.396527	10.556106	12.34%	18,831
2015*	10.000000	9.396527	-6.03%	18,831
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	37.438861	39.811697	6.34%	0
2019	30.960806	37.438861	20.92%	0
2018	35.644202	30.960806	-13.14%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	16.445542	16.238983	-1.26%	0
2019	12.989855	16.445542	26.60%	0
2018	14.981326	12.989855	-13.29%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	12.896232	16.479098	27.78%	66,822
2019	10.142475	12.896232	27.15%	31,773
2018	10.173907	10.142475	-0.31%	21,837
2017	8.084349	10.173907	25.85%	10,862
2016	9.159658	8.084349	-11.74%	11,553
2015*	10.000000	9.159658	-8.40%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.259186	11.950967	6.14%	21,363
2019	10.728646	11.259186	4.95%	21,368
2018	10.135069	10.728646	5.86%	17,517
2017	9.996330	10.135069	1.39%	5,820
2016	9.871217	9.996330	1.27%	0
2015	10.077274	9.871217	-2.04%	0
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	9.956036	11.504361	15.55%	11,408
2019	7.733746	9.956036	28.73%	0
2018*	10.000000	7.733746	-22.66%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.425323	8.721867	17.46%	36,097
2019	6.734179	7.425323	10.26%	37,935
2018	9.518350	6.734179	-29.25%	7,882
2017	9.822412	9.518350	-3.10%	0
2016	6.928505	9.822412	41.77%	0
2015*	10.000000	6.928505	-30.71%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.225645	16.753382	37.03%	1,310
2019	8.913954	12.225645	37.15%	0
2018	10.810424	8.913954	-17.54%	0
2017*	10.000000	10.810424	8.10%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.805477	10.515723	-2.68%	2,451
2019*	10.000000	10.805477	8.05%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.843393	8.930451	0.98%	4,471
2019	7.664038	8.843393	15.39%	0
2018*	10.000000	7.664038	-23.36%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.129324	6.753296	-26.03%	28,260
2019	7.673806	9.129324	18.97%	24,271
2018	9.584640	7.673806	-19.94%	23,041
2017	9.782847	9.584640	-2.03%	18,923
2016	7.032365	9.782847	39.11%	15,957
2015	11.466436	7.032365	-38.67%	1,335
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.726326	16.974894	7.94%	13,156
2019	11.382632	15.726326	38.16%	13,137
2018	13.172376	11.382632	-13.59%	5,259
2017	10.668980	13.172376	23.46%	3,971
2016	10.000914	10.668980	6.68%	2,714
2015	10.257457	10.000914	-2.50%	2,544
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.961895	11.865147	8.24%	50,325
2019	10.188048	10.961895	7.60%	44,562
2018	10.611585	10.188048	-3.99%	60,660
2017	10.359747	10.611585	2.43%	60,387
2016	10.044530	10.359747	3.14%	31,564
2015	10.423802	10.044530	-3.64%	2,848
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	12.991838	29.92%	2,306
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.067247	30.67%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.605781	11.938288	2.87%	135,968
2019	9.987142	11.605781	16.21%	138,746
2018	10.899176	9.987142	-8.37%	128,639
2017	9.792534	10.899176	11.30%	64,569
2016	9.549718	9.792534	2.54%	39,791
2015	9.842138	9.549718	-2.97%	12,595
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.311649	20.852343	27.84%	36,963
2019	12.579397	16.311649	29.67%	35,185
2018	14.275753	12.579397	-11.88%	45,739
2017	11.501497	14.275753	24.12%	27,572
2016	11.429619	11.501497	0.63%	17,646
2015	11.570648	11.429619	-1.22%	1,946

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.298762	13.810911	12.30%	132,415
2019	10.147816	12.298762	21.20%	136,989
2018	11.862330	10.147816	-14.45%	123,913
2017	9.102711	11.862330	30.32%	69,693
2016	8.925860	9.102711	1.98%	43,658
2015*	10.000000	8.925860	-10.74%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	13.236021	16.123291	21.81%	143,747
2019	10.399967	13.236021	27.27%	131,946
2018	12.276302	10.399967	-15.28%	133,611
2017	9.627306	12.276302	27.52%	61,336
2016	9.276151	9.627306	3.79%	30,355
2015*	10.000000	9.276151	-7.24%	2,522
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	13.928852	14.927551	7.17%	400,779
2019	11.647885	13.928852	19.58%	376,824
2018	12.944776	11.647885	-10.02%	295,334
2017	11.226492	12.944776	15.31%	149,919
2016	9.588921	11.226492	17.08%	95,787
2015*	10.000000	9.588921	-4.11%	15,235
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.985369	12.671907	5.73%	105,046
2019	10.561270	11.985369	13.48%	89,265
2018	11.008224	10.561270	-4.06%	72,920
2017	10.405039	11.008224	5.80%	37,785
2016	9.334487	10.405039	11.47%	23,327
2015*	10.000000	9.334487	-6.66%	2,515
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.660924	11.432852	7.24%	95,395
2019	9.886106	10.660924	7.84%	18,505
2018	10.079556	9.886106	-1.92%	15,451
2017	9.884727	10.079556	1.97%	12,924
2016*	10.000000	9.884727	-1.15%	7,924
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.775227	15.119117	2.33%	1,888
2019	11.732746	14.775227	25.93%	4,922
2018	12.827367	11.732746	-8.53%	46,151
2017	11.144888	12.827367	15.10%	40,879
2016*	10.000000	11.144888	11.45%	44,339

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.982456	17.868130	19.26%	123,046
2019	12.877904	14.982456	16.34%	75,392
2018	14.104108	12.877904	-8.69%	92,461
2017	12.554004	14.104108	12.35%	87,388
2016	12.240311	12.554004	2.56%	67,880
2015	12.514257	12.240311	-2.19%	21,153
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.393306	14.270759	6.55%	31,968
2019	11.310291	13.393306	18.42%	35,009
2018	13.578297	11.310291	-16.70%	30,779
2017	11.946022	13.578297	13.66%	23,627
2016	10.495243	11.946022	13.82%	11,736
2015	10.896909	10.495243	-3.69%	1,475
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.152544	11.713635	5.03%	20,641
2019	9.687396	11.152544	15.12%	28,187
2018	10.214154	9.687396	-5.16%	13,628
2017*	10.000000	10.214154	2.14%	8,941
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.531396	13.078008	-3.35%	75,749
2019	10.723303	13.531396	26.19%	66,619
2018	13.068656	10.723303	-17.95%	51,216
2017	11.835341	13.068656	10.42%	28,615
2016	9.138056	11.835341	29.52%	13,965
2015*	10.000000	9.138056	-8.62%	1,776
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.015200	11.100591	0.78%	108,445
2019	10.411939	11.015200	5.79%	98,303
2018	10.548153	10.411939	-1.29%	125,309
2017	10.320626	10.548153	2.20%	57,274
2016	9.587913	10.320626	7.64%	24,380
2015*	10.000000	9.587913	-4.12%	547
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.308456	10.715630	3.95%	12,419
2019*	10.000000	10.308456	3.08%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.531396	13.617901	29.31%	30,966
2019	8.250651	10.531396	27.64%	10,669
2018*	10.000000	8.250651	-17.49%	1,663

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.588665	16.396313	20.66%	425,176
2019	11.081412	13.588665	22.63%	282,012
2018	11.738041	11.081412	-5.59%	115,773
2017	10.231308	11.738041	14.73%	60,311
2016	9.679693	10.231308	5.70%	62,192
2015*	10.000000	9.679693	-3.20%	4,855
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	14.825746	19.076543	28.67%	45,414
2019	11.430823	14.825746	29.70%	2,202
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.585248	15.85%	7,869
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.924760	15.865454	6.30%	58,849
2019	11.648662	14.924760	28.12%	45,662
2018	12.984545	11.648662	-10.29%	46,481
2017	11.269717	12.984545	15.22%	48,578
2016*	10.000000	11.269717	12.70%	18,596
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.707777	25.114593	41.83%	318,416
2019	13.377591	17.707777	32.37%	287,573
2018	13.599765	13.377591	-1.63%	179,020
2017	10.209776	13.599765	33.20%	125,625
2016	10.276919	10.209776	-0.65%	57,186
2015*	10.000000	10.276919	2.77%	4,468
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.866184	11.719569	7.85%	196,762
2019	10.052774	10.866184	8.09%	103,745
2018	10.256283	10.052774	-1.98%	41,367
2017	9.982044	10.256283	2.75%	28,557
2016*	10.000000	9.982044	-0.18%	2,112
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.495548	11.507255	-7.91%	38,935
2019	10.286611	12.495548	21.47%	48,141
2018	11.130747	10.286611	-7.58%	33,331
2017	10.856120	11.130747	2.53%	30,671
2016	10.418235	10.856120	4.20%	18,439
2015*	10.000000	10.418235	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.399895	12.069512	5.87%	87,501
2019	10.427266	11.399895	9.33%	60,920
2018	10.861196	10.427266	-4.00%	58,181
2017	10.221507	10.861196	6.26%	40,115
2016	9.577442	10.221507	6.72%	21,378
2015	9.885143	9.577442	-3.11%	262

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.093226	20.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	17.402769	19.213065	10.40%	31,216
2019	14.695692	17.402769	18.42%	30,615
2018	16.463740	14.695692	-10.74%	9,124
2017	14.880646	16.463740	10.64%	8,578
2016	13.306952	14.880646	11.83%	1,603
2015	14.360848	13.306952	-7.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.264409	13.196153	-0.51%	86,225
2019	11.567847	13.264409	14.67%	100,331
2018	12.235773	11.567847	-5.46%	59,173
2017	11.291715	12.235773	8.36%	58,223
2016	10.022930	11.291715	12.66%	24,842
2015	10.914629	10.022930	-8.17%	4,697
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.571191	13.753812	-5.61%	25,313
2019	11.858471	14.571191	22.88%	12,807
2018	13.519981	11.858471	-12.29%	13,309
2017	12.600358	13.519981	7.30%	10,923
2016	11.368731	12.600358	10.83%	28,446
2015	11.942745	11.368731	-4.81%	1,527
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.787213	9.159080	-6.42%	221,392
2019	9.710609	9.787213	0.79%	210,132
2018	9.642349	9.710609	0.71%	206,280
2017	9.574759	9.642349	0.71%	154,707
2016	9.414108	9.574759	1.71%	96,658
2015*	10.000000	9.414108	-5.86%	15,278
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.815479	12.153883	2.86%	2,234
2019	10.683716	11.815479	10.59%	2,259
2018	11.304335	10.683716	-5.49%	2,324
2017	10.115012	11.304335	11.76%	1,452
2016	9.811943	10.115012	3.09%	0
2015	10.544508	9.811943	-6.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.854296	9.773291	-0.82%	19,309
2019	9.792466	9.854296	0.63%	12,426
2018	9.778301	9.792466	0.14%	14,819
2017	9.774018	9.778301	0.04%	2,595
2016	9.798268	9.774018	-0.25%	0
2015	9.973636	9.798268	-1.76%	2,758

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.119573	10.669957	5.44%	2,245
2019	9.412157	10.119573	7.52%	825
2018*	10.000000	9.412157	-5.88%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.600951	6.691142	1.37%	50,303
2019	6.178099	6.600951	6.84%	54,345
2018	6.874121	6.178099	-10.13%	57,756
2017	6.399992	6.874121	7.41%	70,533
2016	7.599627	6.399992	-15.79%	63,437
2015	7.812881	7.599627	-2.73%	17,884
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.902901	15.449701	3.67%	3,898
2019	14.292356	14.902901	4.27%	2,756
2018	16.616402	14.292356	-13.99%	2,756
2017	14.642769	16.616402	13.48%	2,756
2016	14.723688	14.642769	-0.55%	2,756
2015	14.717067	14.723688	0.04%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.256454	9.821048	6.10%	8,651
2019	8.921618	9.256454	3.75%	4,798
2018	9.513341	8.921618	-6.22%	4,996
2017	9.287308	9.513341	2.43%	957
2016	9.445487	9.287308	-1.67%	1,435
2015	9.386671	9.445487	0.63%	1,436
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.348466	13.419075	8.67%	31,155
2019	10.879322	12.348466	13.50%	30,135
2018	11.804424	10.879322	-7.84%	24,193
2017	10.877901	11.804424	8.52%	12,425
2016	9.872748	10.877901	10.18%	4,789
2015	10.452615	9.872748	-5.55%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.381569	15.973123	11.07%	102,025
2019	11.331720	14.381569	26.91%	99,914
2018	12.482176	11.331720	-9.22%	100,734
2017	10.676392	12.482176	16.91%	70,125
2016	9.483588	10.676392	12.58%	61,153
2015*	10.000000	9.483588	-5.16%	2,464
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.441005	21.942400	25.81%	61,593
2019	13.428886	17.441005	29.88%	64,957
2018	15.695011	13.428886	-14.44%	61,586
2017	11.652796	15.695011	34.69%	18,644
2016	11.812488	11.652796	-1.35%	13,107
2015	11.532453	11.812488	2.43%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.710692	13.159866	12.37%	44,677
2019	9.242857	11.710692	26.70%	48,874
2018	11.033423	9.242857	-16.23%	51,097
2017	9.099144	11.033423	21.26%	2,353
2016	9.273970	9.099144	-1.89%	1,363
2015*	10.000000	9.273970	-7.26%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	12.897116	15.244432	18.20%	69,622
2019	10.349166	12.897116	24.62%	77,286
2018	11.709613	10.349166	-11.62%	56,285
2017	10.404175	11.709613	12.55%	48,568
2016	8.948766	10.404175	16.26%	62,023
2015*	10.000000	8.948766	-10.51%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.495223	13.747096	19.59%	47,969
2019	9.093133	11.495223	26.42%	34,633
2018	11.441174	9.093133	-20.52%	29,154
2017	9.157904	11.441174	24.93%	12,347
2016	9.527536	9.157904	-3.88%	13,099
2015*	10.000000	9.527536	-4.72%	2,710
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.942428	16.811928	12.51%	9,747
2019	12.419233	14.942428	20.32%	9,292
2018	13.293985	12.419233	-6.58%	9,121
2017	11.376233	13.293985	16.86%	9,509
2016	11.817525	11.376233	-3.73%	9,198
2015	13.050322	11.817525	-9.45%	4,609
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.006729	3.748594	-37.59%	39,630
2019	5.875347	6.006729	2.24%	34,268
2018	9.029648	5.875347	-34.93%	32,580
2017	10.461822	9.029648	-13.69%	29,348
2016	7.869502	10.461822	32.94%	14,968
2015*	10.000000	7.869502	-21.30%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	14.199437	15.997244	12.66%	191,412
2019	11.753903	14.199437	20.81%	118,704
2018	11.846344	11.753903	-0.78%	62,770
2017	10.149246	11.846344	16.72%	52,297
2016	9.846455	10.149246	3.08%	3,892
2015*	10.000000	9.846455	-1.54%	2,296

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.626741	20.756036	17.75%	120,655
2019	13.200060	17.626741	33.54%	129,554
2018	13.450781	13.200060	-1.86%	109,853
2017	10.712111	13.450781	25.57%	75,130
2016	9.671269	10.712111	10.76%	43,046
2015*	10.000000	9.671269	-3.29%	15,860
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.792244	11.755824	8.93%	25,379
2019	9.995936	10.792244	7.97%	16,612
2018	10.249864	9.995936	-2.48%	103,898
2017	10.037484	10.249864	2.12%	102,847
2016	9.938267	10.037484	1.00%	97,857
2015*	10.000000	9.938267	-0.62%	1,465
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	23.082682	34.375140	48.92%	140,961
2019	16.132485	23.082682	43.08%	128,081
2018	16.182407	16.132485	-0.31%	84,620
2017	11.302105	16.182407	43.18%	49,691
2016	10.047305	11.302105	12.49%	38,997
2015*	10.000000	10.047305	0.47%	3,182
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	12.211811	13.923255	14.01%	32,878
2019	10.602549	12.211811	15.18%	32,582
2018	11.454951	10.602549	-7.44%	69,094
2017	9.922130	11.454951	15.45%	40,343
2016	9.488562	9.922130	4.57%	42,434
2015*	10.000000	9.488562	-5.11%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	11.864690	12.333577	3.95%	27,749
2019	10.509338	11.864690	12.90%	16,182
2018	11.187615	10.509338	-6.06%	1,749
2017	10.136414	11.187615	10.37%	1,948
2016	9.660114	10.136414	4.93%	1,236
2015*	10.000000	9.660114	-3.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.375106	10.119892	-2.46%	141,066
2019	8.888554	10.375106	16.72%	104,632
2018	11.047137	8.888554	-19.54%	89,167
2017	8.746952	11.047137	26.30%	68,024
2016	7.329770	8.746952	19.33%	35,370
2015	9.280029	7.329770	-21.02%	13,229

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.779104	13.701225	16.32%	41,300
2019	9.557136	11.779104	23.25%	31,229
2018	10.580258	9.557136	-9.67%	31,522
2017	9.232428	10.580258	14.60%	5,858
2016	9.257539	9.232428	-0.27%	1,607
2015*	10.000000	9.257539	-7.42%	908
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	15.263141	21.551135	41.20%	53,862
2019	12.207207	15.263141	25.03%	45,665
2018	11.972232	12.207207	1.96%	57,429
2017	9.778925	11.972232	22.43%	25,795
2016	9.377896	9.778925	4.28%	18,669
2015*	10.000000	9.377896	-6.22%	689
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.788017	12.475765	5.83%	33,129
2019	10.464686	11.788017	12.65%	34,757
2018	11.052702	10.464686	-5.32%	32,361
2017	10.317153	11.052702	7.13%	28,115
2016	9.051967	10.317153	13.98%	20,896
2015	9.754861	9.051967	-7.21%	6,408
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.570672	10.770801	1.89%	106,666
2019	10.184186	10.570672	3.79%	161,242
2018	10.191318	10.184186	-0.07%	45,436
2017	10.093821	10.191318	0.97%	31,068
2016	9.873550	10.093821	2.23%	9,100
2015*	10.000000	9.873550	-1.26%	3,029
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.963007	11.635879	6.14%	62,731
2019	10.235376	10.963007	7.11%	41,035
2018	10.467832	10.235376	-2.22%	37,171
2017	10.200503	10.467832	2.62%	31,329
2016	9.901953	10.200503	3.02%	18,481
2015*	10.000000	9.901953	-0.98%	9,106
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.995943	18.746720	33.94%	29,335
2019	11.608355	13.995943	20.57%	14,957
2018	12.062466	11.608355	-3.76%	26,219
2017	10.939172	12.062466	10.27%	16,948
2016*	10.000000	10.939172	9.39%	14,965

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	12.849227	13.408653	4.35%	41,110
2019	10.420774	12.849227	23.30%	56,973
2018	10.463222	10.420774	-0.41%	12,159
2017	9.249379	10.463222	13.12%	4,256
2016	8.415831	9.249379	9.90%	15,194
2015*	10.000000	8.415831	-15.84%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	14.100349	16.029464	13.68%	41,136
2019	11.074109	14.100349	27.33%	16,290
2018	12.182788	11.074109	-9.10%	19,067
2017	10.235171	12.182788	19.03%	8,240
2016	9.576244	10.235171	6.88%	4,366
2015*	10.000000	9.576244	-4.24%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	13.226617	13.850124	4.71%	2,061
2019	11.712234	13.226617	12.93%	2,629
2018	12.453351	11.712234	-5.95%	12,868
2017	11.397693	12.453351	9.26%	23,315
2016	10.884701	11.397693	4.71%	22,552
2015	11.298316	10.884701	-3.66%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.865340	12.398979	14.11%	11,615
2019*	10.000000	10.865340	8.65%	12,793
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	13.900661	16.508990	18.76%	138,017
2019	11.197090	13.900661	24.15%	122,119
2018	12.554712	11.197090	-10.81%	99,102
2017	10.019563	12.554712	25.30%	79,998
2016	9.765798	10.019563	2.60%	77,840
2015*	10.000000	9.765798	-2.34%	5,030
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.331395	33.31%	399
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.475705	13.802804	2.43%	92,015
2019	10.435159	13.475705	29.14%	39,368
2018	11.950620	10.435159	-12.68%	49,972
2017	10.665357	11.950620	12.05%	28,779
2016	9.324721	10.665357	14.38%	26,061
2015*	10.000000	9.324721	-6.75%	3,477

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	13.181504	13.743950	4.27%	74,186
2019	11.685792	13.181504	12.80%	84,702
2018	12.724936	11.685792	-8.17%	72,850
2017	11.752553	12.724936	8.27%	53,465
2016	10.756770	11.752553	9.26%	39,001
2015	11.016900	10.756770	-2.36%	13,883
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	13.118509	12.774999	-2.62%	46,481
2019	10.384092	13.118509	26.33%	40,922
2018	11.411169	10.384092	-9.00%	31,525
2017	10.262083	11.411169	11.20%	20,234
2016	9.034220	10.262083	13.59%	9,088
2015	10.618363	9.034220	-14.92%	1,725
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.830480	11.635107	-15.87%	114,335
2019	11.857545	13.830480	16.64%	100,862
2018	13.074522	11.857545	-9.31%	109,953
2017	12.061982	13.074522	8.39%	88,168
2016	11.838418	12.061982	1.89%	69,309
2015	12.154568	11.838418	-2.60%	21,632
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.623146	14.919623	9.52%	7,426
2019	11.710870	13.623146	16.33%	2,450
2018	12.698134	11.710870	-7.77%	2,542
2017	11.082587	12.698134	14.58%	2,315
2016	10.632697	11.082587	4.23%	2,202
2015	11.513648	10.632697	-7.65%	0
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.627634	22.760747	114.17%	76,117
2019*	10.000000	10.627634	6.28%	5,150
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.808272	25.035749	48.95%	15,761
2019	12.806921	16.808272	31.24%	13,694
2018	15.556615	12.806921	-17.68%	0
2017	12.542226	15.556615	24.03%	0
2016	13.015865	12.542226	-3.64%	0
2015	13.260743	13.015865	-1.85%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.565649	20.543533	10.65%	527,792
2019	15.557826	18.565649	19.33%	402,811
2018	16.573022	15.557826	-6.13%	465,620
2017	14.485967	16.573022	14.41%	276,105
2016	13.450897	14.485967	7.70%	63,544
2015	13.481594	13.450897	-0.23%	19,425

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.882600	11.741817	7.90%	107,060
2019	10.106866	10.882600	7.68%	73,909
2018	10.341302	10.106866	-2.27%	128,123
2017	10.140870	10.341302	1.98%	78,979
2016	9.998686	10.140870	1.42%	74,044
2015*	10.000000	9.998686	-0.01%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	14.808544	19.009899	28.37%	185,874
2019	11.120732	14.808544	33.16%	128,113
2018	12.427553	11.120732	-10.52%	146,298
2017	9.603990	12.427553	29.40%	64,585
2016	9.702155	9.603990	-1.01%	35,828
2015*	10.000000	9.702155	-2.98%	2,265
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	16.984858	25.422793	49.68%	433,009
2019	13.194930	16.984858	28.72%	489,125
2018	13.444341	13.194930	-1.86%	382,868
2017	10.647460	13.444341	26.27%	252,857
2016	9.880851	10.647460	7.76%	90,236
2015*	10.000000	9.880851	-1.19%	10,719
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.350635	17.149911	11.72%	311,089
2019	12.363693	15.350635	24.16%	286,859
2018	12.794264	12.363693	-3.37%	271,926
2017	10.620471	12.794264	20.47%	103,841
2016	9.676276	10.620471	9.76%	46,734
2015*	10.000000	9.676276	-3.24%	10,298
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	11.077783	11.389214	2.81%	66,700
2019	10.270650	11.077783	7.86%	37,869
2018	10.645724	10.270650	-3.52%	133,646
2017	10.133103	10.645724	5.06%	41,957
2016	9.439625	10.133103	7.35%	9,539
2015	9.838641	9.439625	-4.06%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.629323	16.994151	8.73%	12,954
2019	12.260794	15.629323	27.47%	9,140
2018	12.445060	12.260794	-1.48%	1,177
2017	10.475101	12.445060	18.81%	0
2016	9.537763	10.475101	9.83%	0
2015*	10.000000	9.537763	-4.62%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	14.207106	14.506510	2.11%	71,170
2019	11.322042	14.207106	25.48%	39,900
2018	12.384201	11.322042	-8.58%	18,236
2017	10.650333	12.384201	16.28%	9,945
2016	9.168155	10.650333	16.17%	1,298
2015*	10.000000	9.168155	-8.32%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.349712	12.844729	13.17%	17,748
2019	9.993946	11.349712	13.57%	11,395
2018	11.052242	9.993946	-9.58%	2,519
2017	9.445019	11.052242	17.02%	5,135
2016	9.283281	9.445019	1.74%	2,633
2015*	10.000000	9.283281	-7.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	20.021323	22.265465	11.21%	37,458
2019	16.347562	20.021323	22.47%	37,458
2018	18.539393	16.347562	-11.82%	37,458
2017	15.662882	18.539393	18.37%	30,004
2016	14.629079	15.662882	7.07%	0
2015	15.071086	14.629079	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.783271	17.103367	8.36%	13,517
2019	13.750279	15.783271	14.79%	12,916
2018	14.843492	13.750279	-7.36%	13,090
2017	13.407486	14.843492	10.71%	4,564
2016	12.788723	13.407486	4.84%	2,454
2015	13.082643	12.788723	-2.25%	2,458
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.931905	19.748271	10.13%	14,170
2019	15.094508	17.931905	18.80%	15,300
2018	16.636369	15.094508	-9.27%	14,954
2017	14.539776	16.636369	14.42%	5,561
2016	13.711952	14.539776	6.04%	0
2015	14.065383	13.711952	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.995104	13.814038	6.30%	33,607
2019	11.884763	12.995104	9.34%	8,595
2018	12.351681	11.884763	-3.78%	7,957
2017	11.753924	12.351681	5.09%	8,183
2016	11.371725	11.753924	3.36%	0
2015	11.594937	11.371725	-1.93%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.005094	12.459029	3.78%	2,234
2019	10.672474	12.005094	12.49%	2,093
2018	11.617487	10.672474	-8.13%	2,039
2017	10.245381	11.617487	13.39%	1,910
2016	9.823628	10.245381	4.29%	1,550
2015	10.389036	9.823628	-5.44%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.417762	13.171662	6.07%	0
2019	10.889880	12.417762	14.03%	354
2018	11.861890	10.889880	-8.19%	351
2017	10.192250	11.861890	16.38%	338
2016	9.712344	10.192250	4.94%	0
2015	10.334272	9.712344	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.874448	18.454122	9.36%	12,776
2019	14.456363	16.874448	16.73%	13,377
2018	15.748971	14.456363	-8.21%	26,291
2017	13.986007	15.748971	12.61%	1,476
2016	13.261695	13.986007	5.46%	0
2015	13.567377	13.261695	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.791258	20.841940	10.91%	401
2019	15.560279	18.791258	20.76%	915
2018	17.404324	15.560279	-10.60%	507
2017	14.919300	17.404324	16.66%	340
2016	14.034601	14.919300	6.30%	273
2015	14.422503	14.034601	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.892894	16.046569	7.75%	78,720
2019	13.187724	14.892894	12.93%	82,708
2018	14.016420	13.187724	-5.91%	22,463
2017	12.909971	14.016420	8.57%	20,869
2016	12.326993	12.909971	4.73%	18,930
2015	12.611036	12.326993	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.822575	11.462203	5.91%	256,548
2019	10.105490	10.822575	7.10%	199,450
2018	10.266292	10.105490	-1.57%	234,830
2017	10.076167	10.266292	1.89%	201,164
2016	9.972667	10.076167	1.04%	49,505
2015	10.079497	9.972667	-1.06%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	9.974839	10.365602	3.92%	30,260
2019	8.975288	9.974839	11.14%	20,373
2018	10.775541	8.975288	-16.71%	15,736
2017	8.887072	10.775541	21.25%	6,243
2016	8.895507	8.887072	-0.09%	4,209
2015*	10.000000	8.895507	-11.04%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.752935	17.53%	6,263
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.090348	11.699299	5.49%	125,204
2019	10.326864	11.090348	7.39%	130,326
2018	10.525385	10.326864	-1.89%	111,249
2017	10.225510	10.525385	2.93%	99,228
2016	9.856043	10.225510	3.75%	82,741
2015*	10.000000	9.856043	-1.44%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.819915	12.733782	7.73%	10,125
2019	10.916212	11.819915	8.28%	7,469
2018	11.212511	10.916212	-2.64%	5,143
2017	10.936360	11.212511	2.53%	1,542
2016	10.711503	10.936360	2.10%	0
2015	10.897964	10.711503	-1.71%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.637606	10.903253	2.50%	43,544
2019	10.101536	10.637606	5.31%	7,226
2018*	10.000000	10.101536	1.02%	4,542
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.408077	13.852589	11.64%	7,157
2019	10.238276	12.408077	21.19%	30,349
2018	12.585288	10.238276	-18.65%	11,540
2017	9.019645	12.585288	39.53%	19,118
2016	8.493707	9.019645	6.19%	0
2015*	10.000000	8.493707	-15.06%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.252038	12.833175	4.74%	22,896
2019	10.807715	12.252038	13.36%	17,896
2018	11.277932	10.807715	-4.17%	6,527
2017	10.692077	11.277932	5.48%	6,963
2016	9.479622	10.692077	12.79%	2,409
2015	9.851622	9.479622	-3.78%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.278262	10.742606	4.52%	12,881
2019	9.813644	10.278262	4.73%	19,329
2018	9.958591	9.813644	-1.46%	19,788
2017	9.897827	9.958591	0.61%	8,818
2016	9.969767	9.897827	-0.72%	14,024
2015*	10.000000	9.969767	-0.30%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	9.114349	9.021450	-1.02%	704,910
2019	9.086240	9.114349	0.31%	647,308
2018	9.093772	9.086240	-0.08%	459,633
2017	9.184080	9.093772	-0.98%	458,382
2016	9.295130	9.184080	-1.19%	86,897
2015	9.408030	9.295130	-1.20%	5,848
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.294249	12.016277	6.39%	50,821
2019	9.613229	11.294249	17.49%	44,060
2018	11.421276	9.613229	-15.83%	40,368
2017	9.096695	11.421276	25.55%	3,844
2016	9.148899	9.096695	-0.57%	15,483
2015*	10.000000	9.148899	-8.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	12.004357	12.753872	6.24%	282,187
2019	9.978025	12.004357	20.31%	321,387
2018	11.718082	9.978025	-14.85%	281,437
2017	9.496694	11.718082	23.39%	252,626
2016	9.523839	9.496694	-0.29%	58,268
2015	9.732883	9.523839	-2.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.118057	15.736363	11.46%	8,678
2019	11.548775	14.118057	22.25%	8,693
2018	12.825510	11.548775	-9.95%	8,709
2017	10.960824	12.825510	17.01%	847
2016	10.134115	10.960824	8.16%	0
2015	10.360609	10.134115	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.505690	13.517830	8.09%	10,421
2019	10.974032	12.505690	13.96%	8,138
2018	11.674198	10.974032	-6.00%	7,059
2017	10.632160	11.674198	9.80%	4,401
2016	10.122933	10.632160	5.03%	3,818
2015	10.263715	10.122933	-1.37%	3,455

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.436227	14.817400	10.28%	60,973
2019	11.338472	13.436227	18.50%	36,227
2018	12.270946	11.338472	-7.60%	21,272
2017	10.817639	12.270946	13.43%	398
2016	10.162178	10.817639	6.45%	0
2015	10.340604	10.162178	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.374652	11.992815	5.43%	174,647
2019	10.510813	11.374652	8.22%	182,471
2018	10.834562	10.510813	-2.99%	122,358
2017	10.376152	10.834562	4.42%	7,427
2016	10.072376	10.376152	3.02%	1,686
2015	10.167793	10.072376	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.163465	12.565520	3.31%	5,582
2019	10.895025	12.163465	11.64%	5,983
2018	11.685454	10.895025	-6.76%	6,286
2017	10.371750	11.685454	12.67%	5,140
2016	9.930575	10.371750	4.44%	5,477
2015	10.387878	9.930575	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.711414	13.353605	5.05%	63,643
2019	11.163552	12.711414	13.87%	29,217
2018	12.028106	11.163552	-7.19%	29,199
2017	10.408250	12.028106	15.56%	3,692
2016	9.849693	10.408250	5.67%	0
2015	10.379852	9.849693	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.021256	14.195826	9.02%	786,643
2019	11.193175	13.021256	16.33%	669,871
2018	12.012162	11.193175	-6.82%	555,526
2017	10.765958	12.012162	11.58%	479,073
2016	10.169928	10.765958	5.86%	328,138
2015	10.328017	10.169928	-1.53%	217,286
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.738278	15.246852	10.98%	117,071
2019	11.413737	13.738278	20.37%	120,574
2018	12.520549	11.413737	-8.84%	132,539
2017	10.860772	12.520549	15.28%	67,489
2016	10.132914	10.860772	7.18%	51,911
2015	10.331382	10.132914	-1.92%	24,164

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.176407	13.059196	7.25%	362,445
2019	10.860026	12.176407	12.12%	153,305
2018	11.418796	10.860026	-4.89%	166,029
2017	10.582345	11.418796	7.90%	202,265
2016	10.132674	10.582345	4.44%	190,165
2015	10.258877	10.132674	-1.23%	6,274
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.480691	11.092659	5.84%	49,049
2019*	10.000000	10.480691	4.81%	17,616
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.781750	12.331187	14.37%	7,371
2019*	10.000000	10.781750	7.82%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.091512	10.120929	0.29%	2,546
2019*	10.000000	10.091512	0.92%	2,353
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	27.669020	35.515211	28.36%	8,398
2019	21.506180	27.669020	28.66%	8,883
2018	22.523500	21.506180	-4.52%	8,486
2017	17.551943	22.523500	28.32%	5,226
2016	17.417919	17.551943	0.77%	5,368
2015	17.094490	17.417919	1.89%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.248903	14.018220	5.81%	80,501
2019	11.271596	13.248903	17.54%	55,155
2018	11.987087	11.271596	-5.97%	35,745
2017	10.320681	11.987087	16.15%	35,478
2016	9.623157	10.320681	7.25%	13,188
2015*	10.000000	9.623157	-3.77%	8,794
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.542192	15.370718	5.70%	95,644
2019	12.066299	14.542192	20.52%	79,285
2018	12.536468	12.066299	-3.75%	75,144
2017	10.426179	12.536468	20.24%	34,454
2016	9.589223	10.426179	8.73%	34,504
2015*	10.000000	9.589223	-4.11%	21,663
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.626967	19.471163	17.11%	57,928
2019	12.254113	16.626967	35.68%	60,085
2018	12.597883	12.254113	-2.73%	54,081
2017	10.034332	12.597883	25.55%	25,584
2016	9.829111	10.034332	2.09%	29,857
2015*	10.000000	9.829111	-1.71%	2,674

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.614057	13.638150	0.18%	66,022
2019	10.877133	13.614057	25.16%	78,313
2018	12.161756	10.877133	-10.56%	42,652
2017	11.351251	12.161756	7.14%	66,287
2016	9.557036	11.351251	18.77%	47,576
2015*	10.000000	9.557036	-4.43%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.807361	18.07%	9,516
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.411775	16.106248	11.76%	335,478
2019	11.608945	14.411775	24.14%	298,137
2018	13.260332	11.608945	-12.45%	233,956
2017	11.591844	13.260332	14.39%	186,977
2016	9.753353	11.591844	18.85%	49,990
2015	10.128501	9.753353	-3.70%	1,324
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	24.426809	23.857450	-2.33%	15,668
2019	19.963073	24.426809	22.36%	15,612
2018	23.267888	19.963073	-14.20%	11,475
2017	20.686875	23.267888	12.48%	11,532
2016	17.804900	20.686875	16.19%	25,296
2015	18.556628	17.804900	-4.05%	314
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	14.259168	19.795892	38.83%	23,616
2019	10.660850	14.259168	33.75%	36,866
2018	11.757063	10.660850	-9.32%	16,251
2017	9.546557	11.757063	23.16%	6,015
2016	8.941659	9.546557	6.76%	3,710
2015*	10.000000	8.941659	-10.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.802679	12.238379	3.69%	81,876
2019	10.064803	11.802679	17.27%	35,496
2018	12.292665	10.064803	-18.12%	27,666
2017	11.440176	12.292665	7.45%	4,342
2016	9.217709	11.440176	24.11%	7,195
2015*	10.000000	9.217709	-7.82%	2,716
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	13.208459	15.967417	20.89%	26,535
2019	10.664930	13.208459	23.85%	25,305
2018	12.384601	10.664930	-13.89%	11,625
2017	11.073042	12.384601	11.84%	7,153
2016	9.145442	11.073042	21.08%	6,147
2015*	10.000000	9.145442	-8.55%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.129541	18.071537	12.04%	15,776
2019	12.745644	16.129541	26.55%	11,357
2018	13.581413	12.745644	-6.15%	10,857
2017	11.017870	13.581413	23.27%	10,339
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.303140	16.016311	11.98%	3,557
2019	11.485338	14.303140	24.53%	2,896
2018	12.351246	11.485338	-7.01%	3,497
2017	10.561392	12.351246	16.95%	3,589
2016	9.707955	10.561392	8.79%	2,114
2015*	10.000000	9.707955	-2.92%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.985552	13.962190	-6.83%	41,445
2019	11.627531	14.985552	28.88%	30,580
2018	12.267224	11.627531	-5.21%	34,591
2017	11.697236	12.267224	4.87%	8,873
2016	11.046149	11.697236	5.89%	5,245
2015	11.851136	11.046149	-6.79%	2,385
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.354143	19.097557	16.78%	1,400,650
2019	12.620631	16.354143	29.58%	1,261,413
2018	13.393325	12.620631	-5.77%	1,019,574
2017	11.154094	13.393325	20.08%	735,700
2016	10.109877	11.154094	10.33%	332,004
2015	10.115026	10.109877	-0.05%	40,065
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.256715	10.420615	1.60%	124,313
2019	9.973644	10.256715	2.84%	59,602
2018	10.013302	9.973644	-0.40%	66,573
2017	9.977035	10.013302	0.36%	21,818
2016	9.852388	9.977035	1.27%	19,410
2015	10.006180	9.852388	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.984692	16.486070	17.89%	222,215
2019	11.327253	13.984692	23.46%	218,494
2018	12.932617	11.327253	-12.41%	175,667
2017	11.463596	12.932617	12.81%	166,658
2016	9.599056	11.463596	19.42%	37,982
2015	10.214298	9.599056	-6.02%	9,368

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	27.220174	43.163841	58.57%	9,940
2019	20.133851	27.220174	35.20%	16,263
2018	21.925052	20.133851	-8.17%	7,805
2017	17.401280	21.925052	26.00%	2,903
2016	16.606450	17.401280	4.79%	1,341
2015	16.866452	16.606450	-1.54%	1,573
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.222747	10.934199	6.96%	523
2019	8.977061	10.222747	13.88%	497
2018	9.747846	8.977061	-7.91%	412
2017	9.248013	9.747846	5.40%	0
2016	9.420773	9.248013	-1.83%	0
2015	10.043404	9.420773	-6.20%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.285128	13.097539	6.61%	7,048
2019	11.127560	12.285128	10.40%	5,503
2018	11.912312	11.127560	-6.59%	3,927
2017	10.633932	11.912312	12.02%	2,234
2016	9.532555	10.633932	11.55%	1,880
2015	10.624507	9.532555	-10.28%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.177557	6.178411	0.01%	4,118
2019	5.615201	6.177557	10.01%	4,171
2018	6.624621	5.615201	-15.24%	3,706
2017	6.570352	6.624621	0.83%	3,776
2016	5.788984	6.570352	13.50%	10,039
2015	7.882107	5.788984	-26.56%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.849165	11.222282	3.44%	20,381
2019	10.474648	10.849165	3.58%	9,808
2018	10.505249	10.474648	-0.29%	7,344
2017	10.135276	10.505249	3.65%	547
2016	9.803836	10.135276	3.38%	509
2015	10.103549	9.803836	-2.97%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.855419	15.642876	5.30%	39,773
2019	13.114278	14.855419	13.28%	26,882
2018	13.947459	13.114278	-5.97%	21,491
2017	12.858785	13.947459	8.47%	11,988
2016	11.495604	12.858785	11.86%	2,548
2015	11.917091	11.495604	-3.54%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	11.027078	11.590490	5.11%	82,643
2019	10.290482	11.027078	7.16%	99,802
2018	10.386422	10.290482	-0.92%	76,205
2017*	10.000000	10.386422	3.86%	21,109
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.756284	11.206092	4.18%	33,062
2019	10.184011	10.756284	5.62%	9,983
2018	10.104689	10.184011	0.79%	1,865
2017*	10.000000	10.104689	1.05%	571
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.339984	12.398485	9.33%	8,705
2019	10.735100	11.339984	5.63%	12,496
2018	11.327637	10.735100	-5.23%	10,791
2017	10.353429	11.327637	9.41%	4,891
2016	10.183174	10.353429	1.67%	1,272
2015	11.103573	10.183174	-8.29%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.306144	10.400413	0.91%	69,985
2019	10.157441	10.306144	1.46%	79,526
2018	10.136836	10.157441	0.20%	84,002
2017	10.028446	10.136836	1.08%	29,219
2016	9.924675	10.028446	1.05%	7,690
2015*	10.000000	9.924675	-0.75%	909
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.783193	12.634970	7.23%	179,108
2019	11.017641	11.783193	6.95%	94,041
2018	11.223467	11.017641	-1.83%	73,064
2017	10.837366	11.223467	3.56%	88,699
2016	10.692397	10.837366	1.36%	19,828
2015	10.786061	10.692397	-0.87%	1,821
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.512958	35.13%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.418600	15.072176	4.53%	83,202
2019	11.191111	14.418600	28.84%	68,116
2018	12.378574	11.191111	-9.59%	52,767
2017	10.548289	12.378574	17.35%	46,349
2016	9.394296	10.548289	12.28%	19,412
2015*	10.000000	9.394296	-6.06%	2,547
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	37.094764	39.425833	6.28%	1,417
2019	30.691774	37.094764	20.86%	1,203
2018	35.352460	30.691774	-13.18%	1,812

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	16.294358	16.081562	-1.31%	30,687
2019	12.876946	16.294358	26.54%	9,680
2018	14.858664	12.876946	-13.34%	6,736
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	12.867105	16.433572	27.72%	205,362
2019	10.124690	12.867105	27.09%	170,204
2018	10.161233	10.124690	-0.36%	133,407
2017	8.078354	10.161233	25.78%	117,646
2016	9.157482	8.078354	-11.78%	106,395
2015*	10.000000	9.157482	-8.43%	48,326
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.224320	11.907931	6.09%	26,111
2019	10.700825	11.224320	4.89%	24,221
2018	10.113936	10.700825	5.80%	31,110
2017	9.980520	10.113936	1.34%	34,668
2016	9.860565	9.980520	1.22%	30,515
2015	10.071484	9.860565	-2.09%	3,271
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	9.947624	11.488827	15.49%	1,155
2019	7.731126	9.947624	28.67%	1,155
2018*	10.000000	7.731126	-22.69%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.408533	8.697728	17.40%	126,350
2019	6.722368	7.408533	10.21%	104,127
2018	9.506499	6.722368	-29.29%	90,541
2017	9.815133	9.506499	-3.14%	91,322
2016	6.926854	9.815133	41.70%	48,166
2015*	10.000000	6.926854	-30.73%	16,311
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.209132	16.722307	36.97%	22,143
2019	8.906420	12.209132	37.08%	6,088
2018	10.806789	8.906420	-17.58%	21,470
2017*	10.000000	10.806789	8.07%	1,247
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.801815	10.506841	-2.73%	44,534
2019*	10.000000	10.801815	8.02%	31,219

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.828448	8.906325	0.88%	3,967
2019	7.658845	8.828448	15.27%	2,650
2018*	10.000000	7.658845	-23.41%	953
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.072743	6.704623	-26.10%	22,398
2019	7.633963	9.072743	18.85%	18,123
2018	9.544595	7.633963	-20.02%	18,764
2017	9.751820	9.544595	-2.12%	6,659
2016	7.017142	9.751820	38.97%	4,157
2015	11.453237	7.017142	-38.73%	2,136
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.644706	16.869668	7.83%	9,751
2019	11.335019	15.644706	38.02%	20,505
2018	13.130649	11.335019	-13.68%	18,139
2017	10.645923	13.130649	23.34%	16,637
2016	9.989375	10.645923	6.57%	7,088
2015	10.256005	9.989375	-2.60%	5,007
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.866160	11.749628	8.13%	78,798
2019	10.109308	10.866160	7.49%	80,168
2018	10.540299	10.109308	-4.09%	54,974
2017	10.300536	10.540299	2.33%	42,519
2016	9.997208	10.300536	3.03%	17,074
2015	10.385210	9.997208	-3.74%	3,722
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	12.983095	29.83%	2,638
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.058450	30.58%	1,111
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.545529	11.864292	2.76%	180,142
2019	9.945358	11.545529	16.09%	153,994
2018	10.864646	9.945358	-8.46%	180,979
2017	9.771369	10.864646	11.19%	107,902
2016	9.538695	9.771369	2.44%	84,518
2015	9.840743	9.538695	-3.07%	27,450
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.201845	20.691020	27.71%	65,778
2019	12.507383	16.201845	29.54%	62,105
2018	14.208505	12.507383	-11.97%	69,227
2017	11.458870	14.208505	24.00%	40,978
2016	11.398757	11.458870	0.53%	17,721
2015	11.551118	11.398757	-1.32%	9,298

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.243240	13.734637	12.18%	141,138
2019	10.112243	12.243240	21.07%	144,038
2018	11.832804	10.112243	-14.54%	158,353
2017	9.089210	11.832804	30.19%	83,433
2016	8.921618	9.089210	1.88%	11,062
2015*	10.000000	8.921618	-10.78%	2,196
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	13.176282	16.034279	21.69%	137,317
2019	10.363511	13.176282	27.14%	116,440
2018	12.245736	10.363511	-15.37%	124,027
2017	9.613029	12.245736	27.39%	63,884
2016	9.271749	9.613029	3.68%	25,631
2015*	10.000000	9.271749	-7.28%	2,203
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	13.865957	14.845097	7.06%	361,283
2019	11.607042	13.865957	19.46%	328,072
2018	12.912541	11.607042	-10.11%	331,176
2017	11.209846	12.912541	15.19%	196,401
2016	9.584375	11.209846	16.96%	120,193
2015*	10.000000	9.584375	-4.16%	27,204
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.930859	12.601497	5.62%	190,003
2019	10.523901	11.930859	13.37%	185,386
2018	10.980443	10.523901	-4.16%	172,211
2017	10.389269	10.980443	5.69%	114,205
2016	9.329751	10.389269	11.36%	51,840
2015*	10.000000	9.329751	-6.70%	4,442
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.621451	11.378983	7.13%	152,273
2019	9.859488	10.621451	7.73%	61,072
2018	10.062657	9.859488	-2.02%	50,744
2017	9.878116	10.062657	1.87%	1,399
2016*	10.000000	9.878116	-1.22%	716
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.720524	15.047893	2.22%	55,406
2019	11.701149	14.720524	25.80%	46,653
2018	12.805855	11.701149	-8.63%	50,654
2017	11.137431	12.805855	14.98%	27,971
2016*	10.000000	11.137431	11.37%	4,144

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.836530	17.676195	19.14%	57,138
2019	12.765392	14.836530	16.22%	52,974
2018	13.995138	12.765392	-8.79%	51,340
2017	12.469591	13.995138	12.23%	43,644
2016	12.170300	12.469591	2.46%	27,919
2015	12.455283	12.170300	-2.29%	8,890
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.316638	14.174703	6.44%	124,700
2019	11.256946	13.316638	18.30%	101,328
2018	13.528043	11.256946	-16.79%	93,619
2017	11.913823	13.528043	13.55%	57,985
2016	10.477534	11.913823	13.71%	48,777
2015	10.889543	10.477534	-3.78%	4,092
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.122430	11.670175	4.92%	52,840
2019	9.671027	11.122430	15.01%	15,529
2018	10.207291	9.671027	-5.25%	6,006
2017*	10.000000	10.207291	2.07%	4,281
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.470305	13.005788	-3.45%	119,064
2019	10.685697	13.470305	26.06%	107,064
2018	13.036098	10.685697	-18.03%	103,527
2017	11.817792	13.036098	10.31%	64,741
2016	9.133717	11.817792	29.39%	30,725
2015*	10.000000	9.133717	-8.66%	12,108
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.963184	11.036984	0.67%	165,315
2019	10.373282	10.963184	5.69%	137,320
2018	10.519708	10.373282	-1.39%	132,177
2017	10.303204	10.519708	2.10%	112,848
2016	9.581396	10.303204	7.53%	44,469
2015*	10.000000	9.581396	-4.19%	6,664
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.301477	10.697541	3.84%	29,439
2019*	10.000000	10.301477	3.01%	479
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.513588	13.581132	29.18%	53,890
2019	8.245047	10.513588	27.51%	33,213
2018*	10.000000	8.245047	-17.55%	1,238

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.527343	16.305830	20.54%	507,656
2019	11.042574	13.527343	22.50%	312,878
2018	11.708822	11.042574	-5.69%	195,899
2017	10.216143	11.708822	14.61%	138,788
2016	9.675104	10.216143	5.59%	34,611
2015*	10.000000	9.675104	-3.25%	2,060
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	14.755811	18.967355	28.54%	94,651
2019	11.388422	14.755811	29.57%	28,574
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.577439	15.77%	36,012
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.869486	15.790695	6.20%	103,341
2019	11.617273	14.869486	27.99%	112,181
2018	12.962761	11.617273	-10.38%	88,823
2017	11.262174	12.962761	15.10%	70,577
2016*	10.000000	11.262174	12.62%	21,528
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.624164	24.970731	41.68%	297,049
2019	13.327917	17.624164	32.23%	263,423
2018	13.563081	13.327917	-1.73%	274,023
2017	10.192510	13.563081	33.07%	181,750
2016	10.269920	10.192510	-0.75%	67,149
2015*	10.000000	10.269920	2.70%	13,280
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.825955	11.664361	7.74%	218,307
2019	10.025699	10.825955	7.98%	98,492
2018	10.239073	10.025699	-2.08%	59,702
2017	9.975360	10.239073	2.64%	36,264
2016*	10.000000	9.975360	-0.25%	23,063
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.439116	11.443679	-8.00%	77,655
2019	10.250536	12.439116	21.35%	90,334
2018	11.103024	10.250536	-7.68%	66,547
2017	10.840030	11.103024	2.43%	61,382
2016	10.413294	10.840030	4.10%	37,979
2015*	10.000000	10.413294	4.13%	9,411
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.340725	11.994706	5.77%	170,784
2019	10.383651	11.340725	9.22%	161,405
2018	10.826793	10.383651	-4.09%	127,663
2017	10.199417	10.826793	6.15%	102,878
2016	9.566395	10.199417	6.62%	64,605
2015	9.883748	9.566395	-3.21%	8,254

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.085070	20.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	17.233310	19.006729	10.29%	22,158
2019	14.567331	17.233310	18.30%	19,458
2018	16.336567	14.567331	-10.83%	19,509
2017	14.780618	16.336567	10.53%	17,415
2016	13.230861	14.780618	11.71%	6,157
2015	14.293203	13.230861	-7.43%	4,157
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.175160	13.094081	-0.62%	133,610
2019	11.501659	13.175160	14.55%	122,728
2018	12.178155	11.501659	-5.55%	95,164
2017	11.249891	12.178155	8.25%	75,509
2016	9.995896	11.249891	12.55%	21,085
2015	10.896211	9.995896	-8.26%	9,524
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.473097	13.647381	-5.71%	55,446
2019	11.790567	14.473097	22.75%	59,307
2018	13.456257	11.790567	-12.38%	59,101
2017	12.553633	13.456257	7.19%	44,754
2016	11.338036	12.553633	10.72%	14,805
2015	11.922581	11.338036	-4.90%	4,423
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.741038	9.106626	-6.51%	208,113
2019	9.674589	9.741038	0.69%	206,442
2018	9.616369	9.674589	0.61%	210,658
2017	9.558612	9.616369	0.60%	173,675
2016	9.407729	9.558612	1.60%	76,738
2015*	10.000000	9.407729	-5.92%	36,692
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.742252	12.066329	2.76%	0
2019	10.628264	11.742252	10.48%	0
2018	11.257133	10.628264	-5.59%	0
2017	10.082958	11.257133	11.65%	0
2016	9.790725	10.082958	2.98%	0
2015	10.532375	9.790725	-7.04%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.803171	9.712735	-0.92%	37,027
2019	9.751520	9.803171	0.53%	45,541
2018	9.747338	9.751520	0.04%	35,778
2017	9.752931	9.747338	-0.06%	27,166
2016	9.786976	9.752931	-0.35%	23,952
2015	9.972225	9.786976	-1.86%	7,111

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.102498	10.641176	5.33%	3,400
2019	9.405790	10.102498	7.41%	0
2018*	10.000000	9.405790	-5.94%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.527505	6.609994	1.26%	57,562
2019	6.115556	6.527505	6.74%	59,383
2018	6.811466	6.115556	-10.22%	61,607
2017	6.348060	6.811466	7.30%	63,034
2016	7.545582	6.348060	-15.87%	67,760
2015	7.765163	7.545582	-2.83%	19,823
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.638634	15.160383	3.56%	6,361
2019	14.053143	14.638634	4.17%	5,931
2018	16.354942	14.053143	-14.07%	6,904
2017	14.426927	16.354942	13.36%	3,259
2016	14.521295	14.426927	-0.65%	1,414
2015	14.529476	14.521295	-0.06%	1,455
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.125325	9.672130	5.99%	19,895
2019	8.804145	9.125325	3.65%	20,183
2018	9.397651	8.804145	-6.32%	20,115
2017	9.183628	9.397651	2.33%	17,918
2016	9.349468	9.183628	-1.77%	11,307
2015	9.300660	9.349468	0.52%	4,760
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.271961	13.322446	8.56%	24,640
2019	10.822867	12.271961	13.39%	26,367
2018	11.755137	10.822867	-7.93%	32,691
2017	10.843423	11.755137	8.41%	26,614
2016	9.851407	10.843423	10.07%	15,494
2015	10.440597	9.851407	-5.64%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.316654	15.884934	10.95%	172,350
2019	11.291993	14.316654	26.79%	210,159
2018	12.451095	11.291993	-9.31%	192,202
2017	10.660559	12.451095	16.80%	142,104
2016	9.479086	10.660559	12.46%	102,651
2015*	10.000000	9.479086	-5.21%	14,799
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.323628	21.772684	25.68%	65,972
2019	13.352025	17.323628	29.75%	56,978
2018	15.621103	13.352025	-14.53%	42,941
2017	11.609629	15.621103	34.55%	23,948
2016	11.780632	11.609629	-1.45%	6,419
2015	11.513000	11.780632	2.32%	1,893

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.657826	13.087205	12.26%	21,569
2019	9.210453	11.657826	26.57%	19,560
2018	11.005956	9.210453	-16.31%	18,506
2017	9.085653	11.005956	21.14%	8,154
2016	9.269571	9.085653	-1.98%	3,956
2015*	10.000000	9.269571	-7.30%	1,516
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	12.838887	15.160255	18.08%	129,661
2019	10.312875	12.838887	24.49%	113,572
2018	11.680448	10.312875	-11.71%	112,470
2017	10.388739	11.680448	12.43%	96,115
2016	8.944516	10.388739	16.15%	55,305
2015*	10.000000	8.944516	-10.55%	16,745
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.443290	13.671132	19.47%	107,048
2019	9.061216	11.443290	26.29%	106,888
2018	11.412658	9.061216	-20.60%	77,466
2017	9.144308	11.412658	24.81%	52,987
2016	9.523017	9.144308	-3.98%	38,701
2015*	10.000000	9.523017	-4.77%	13,412
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.796923	16.631368	12.40%	27,228
2019	12.310761	14.796923	20.20%	27,215
2018	13.191310	12.310761	-6.68%	32,230
2017	11.299763	13.191310	16.74%	35,291
2016	11.749949	11.299763	-3.83%	9,969
2015	12.988838	11.749949	-9.54%	8,378
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.979573	3.727849	-37.66%	87,108
2019	5.854717	5.979573	2.13%	102,903
2018	9.007116	5.854717	-35.00%	46,142
2017	10.446268	9.007116	-13.78%	40,936
2016	7.865754	10.446268	32.81%	18,335
2015*	10.000000	7.865754	-21.34%	1,387
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	14.135335	15.908908	12.55%	512,474
2019	11.712693	14.135335	20.68%	413,155
2018	11.816848	11.712693	-0.88%	158,952
2017	10.134195	11.816848	16.60%	124,942
2016	9.841784	10.134195	2.97%	52,017
2015*	10.000000	9.841784	-1.58%	1,946

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.547161	20.641424	17.63%	153,898
2019	13.153779	17.547161	33.40%	139,172
2018	13.417283	13.153779	-1.96%	118,037
2017	10.696222	13.417283	25.44%	82,360
2016	9.666683	10.696222	10.65%	55,514
2015*	10.000000	9.666683	-3.33%	18,621
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.743549	11.690935	8.82%	147,274
2019	9.960911	10.743549	7.86%	87,722
2018	10.224353	9.960911	-2.58%	94,795
2017	10.022610	10.224353	2.01%	79,686
2016	9.933555	10.022610	0.90%	79,085
2015*	10.000000	9.933555	-0.66%	25,613
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	22.978537	34.185455	48.77%	198,465
2019	16.075954	22.978537	42.94%	175,185
2018	16.142147	16.075954	-0.41%	169,824
2017	11.285367	16.142147	43.04%	100,439
2016	10.042545	11.285367	12.38%	45,397
2015*	10.000000	10.042545	0.43%	10,002
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	12.156680	13.846372	13.90%	8,835
2019	10.565363	12.156680	15.06%	7,790
2018	11.426420	10.565363	-7.54%	6,656
2017	9.907410	11.426420	15.33%	0
2016	9.484060	9.907410	4.46%	0
2015*	10.000000	9.484060	-5.16%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	11.811137	12.265478	3.85%	12,838
2019	10.472494	11.811137	12.78%	12,515
2018	11.159748	10.472494	-6.16%	7,913
2017	10.121381	11.159748	10.26%	7,599
2016	9.655528	10.121381	4.82%	3,445
2015*	10.000000	9.655528	-3.44%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.305258	10.041589	-2.56%	147,787
2019	8.837660	10.305258	16.61%	135,087
2018	10.995094	8.837660	-19.62%	118,536
2017	8.714530	10.995094	26.17%	76,151
2016	7.309965	8.714530	19.21%	48,258
2015	9.264351	7.309965	-21.10%	23,664

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.725926	13.625577	16.20%	54,287
2019	9.523616	11.725926	23.12%	54,991
2018	10.553899	9.523616	-9.76%	58,488
2017	9.218718	10.553899	14.48%	42,358
2016	9.253139	9.218718	-0.37%	34,795
2015*	10.000000	9.253139	-7.47%	15,252
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	15.194229	21.432148	41.05%	81,931
2019	12.164394	15.194229	24.91%	83,757
2018	11.942399	12.164394	1.86%	64,165
2017	9.764406	11.942399	22.31%	34,421
2016	9.373442	9.764406	4.17%	29,043
2015*	10.000000	9.373442	-6.27%	11,328
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.708711	12.379297	5.73%	25,816
2019	10.404809	11.708711	12.53%	28,843
2018	11.000662	10.404809	-5.42%	28,178
2017	10.278948	11.000662	7.02%	23,783
2016	9.027551	10.278948	13.86%	14,511
2015	9.738397	9.027551	-7.30%	8,586
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.522941	10.711310	1.79%	249,175
2019	10.148479	10.522941	3.69%	175,786
2018	10.165934	10.148479	-0.17%	84,558
2017	10.078847	10.165934	0.86%	81,446
2016	9.868867	10.078847	2.13%	39,210
2015*	10.000000	9.868867	-1.31%	502
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.913498	11.571618	6.03%	110,221
2019	10.199486	10.913498	7.00%	68,684
2018	10.441764	10.199486	-2.32%	58,521
2017	10.185377	10.441764	2.52%	42,276
2016	9.897252	10.185377	2.91%	34,029
2015*	10.000000	9.897252	-1.03%	5,537
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.944126	18.658430	33.81%	50,413
2019	11.577093	13.944126	20.45%	45,895
2018	12.042237	11.577093	-3.86%	34,273
2017	10.931856	12.042237	10.16%	18,366
2016*	10.000000	10.931856	9.32%	4,044

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	12.791194	13.334582	4.25%	71,417
2019	10.384229	12.791194	23.18%	81,393
2018	10.437165	10.384229	-0.51%	58,624
2017	9.235654	10.437165	13.01%	52,403
2016	8.411830	9.235654	9.79%	28,824
2015*	10.000000	8.411830	-15.88%	8,803
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	14.036670	15.940929	13.57%	54,157
2019	11.035268	14.036670	27.20%	56,031
2018	12.152431	11.035268	-9.19%	51,974
2017	10.219974	12.152431	18.91%	52,616
2016	9.571690	10.219974	6.77%	46,754
2015*	10.000000	9.571690	-4.28%	21,247
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	13.111077	13.715247	4.61%	8,742
2019	11.621692	13.111077	12.82%	9,740
2018	12.369676	11.621692	-6.05%	9,236
2017	11.332547	12.369676	9.15%	5,147
2016	10.833418	11.332547	4.61%	3,440
2015	11.256491	10.833418	-3.76%	314
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.857973	12.378022	14.00%	19,145
2019*	10.000000	10.857973	8.58%	672
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	13.837928	16.417853	18.64%	248,375
2019	11.157844	13.837928	24.02%	226,725
2018	12.523459	11.157844	-10.90%	208,061
2017	10.004714	12.523459	25.18%	179,956
2016	9.761165	10.004714	2.50%	125,258
2015*	10.000000	9.761165	-2.39%	18,882
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.322419	33.22%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.414892	13.726605	2.32%	113,496
2019	10.398580	13.414892	29.01%	116,512
2018	11.920868	10.398580	-12.77%	94,670
2017	10.649543	11.920868	11.94%	65,403
2016	9.320300	10.649543	14.26%	26,397
2015*	10.000000	9.320300	-6.80%	9,078

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	13.066343	13.610075	4.16%	82,795
2019	11.595432	13.066343	12.69%	90,027
2018	12.639401	11.595432	-8.26%	88,247
2017	11.685336	12.639401	8.16%	64,611
2016	10.706056	11.685336	9.15%	33,496
2015	10.976065	10.706056	-2.46%	17,991
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	13.043446	12.689042	-2.72%	97,901
2019	10.335121	13.043446	26.21%	88,836
2018	11.368932	10.335121	-9.09%	83,310
2017	10.234426	11.368932	11.09%	88,345
2016	9.018969	10.234426	13.48%	25,699
2015	10.611181	9.018969	-15.01%	8,742
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.709614	11.521751	-15.96%	142,057
2019	11.765833	13.709614	16.52%	134,432
2018	12.986632	11.765833	-9.40%	119,981
2017	11.993003	12.986632	8.29%	96,590
2016	11.782604	11.993003	1.79%	67,515
2015	12.109521	11.782604	-2.70%	25,912
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.504110	14.774296	9.41%	0
2019	11.620302	13.504110	16.21%	2,520
2018	12.612773	11.620302	-7.87%	2,756
2017	11.019199	12.612773	14.46%	2,756
2016	10.582558	11.019199	4.13%	0
2015	11.470976	10.582558	-7.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.620437	22.722370	113.95%	155,578
2019*	10.000000	10.620437	6.20%	27,603
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.644575	24.766841	48.80%	26,478
2019	12.695031	16.644575	31.11%	13,018
2018	15.436437	12.695031	-17.76%	11,193
2017	12.457902	15.436437	23.91%	2,530
2016	12.941422	12.457902	-3.74%	0
2015	13.198274	12.941422	-1.95%	983
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.403458	20.343461	10.54%	606,959
2019	15.437523	18.403458	19.21%	483,201
2018	16.461635	15.437523	-6.22%	324,141
2017	14.403147	16.461635	14.29%	215,623
2016	13.387501	14.403147	7.59%	120,258
2015	13.431656	13.387501	-0.33%	17,847

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.833470	11.676984	7.79%	156,688
2019	10.071419	10.833470	7.57%	111,635
2018	10.315529	10.071419	-2.37%	81,925
2017	10.125818	10.315529	1.87%	68,883
2016	9.993942	10.125818	1.32%	45,264
2015*	10.000000	9.993942	-0.06%	10,776
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	14.741687	18.904932	28.24%	207,176
2019	11.081738	14.741687	33.03%	208,116
2018	12.396599	11.081738	-10.61%	176,131
2017	9.589744	12.396599	29.27%	139,378
2016	9.697551	9.589744	-1.11%	66,795
2015*	10.000000	9.697551	-3.02%	23,177
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	16.908175	25.282435	49.53%	342,269
2019	13.148662	16.908175	28.59%	364,303
2018	13.410857	13.148662	-1.96%	282,424
2017	10.631673	13.410857	26.14%	210,606
2016	9.876167	10.631673	7.65%	74,080
2015*	10.000000	9.876167	-1.24%	17,210
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.281354	17.055236	11.61%	418,888
2019	12.320361	15.281354	24.03%	691,547
2018	12.762415	12.320361	-3.46%	453,752
2017	10.604727	12.762415	20.35%	253,963
2016	9.671687	10.604727	9.65%	80,007
2015*	10.000000	9.671687	-3.28%	6,731
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	11.003214	11.301098	2.71%	109,404
2019	10.211855	11.003214	7.75%	79,330
2018	10.595567	10.211855	-3.62%	80,690
2017	10.095545	10.595567	4.95%	63,363
2016	9.414136	10.095545	7.24%	31,685
2015	9.822020	9.414136	-4.15%	15,957
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.558771	16.900294	8.62%	11,825
2019	12.217803	15.558771	27.35%	6,468
2018	12.414057	12.217803	-1.58%	4,115
2017	10.459561	12.414057	18.69%	4,385
2016	9.533233	10.459561	9.72%	19,288
2015*	10.000000	9.533233	-4.67%	2,677

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	14.142957	14.426387	2.00%	88,775
2019	11.282337	14.142957	25.35%	81,679
2018	12.353347	11.282337	-8.67%	73,083
2017	10.634536	12.353347	16.16%	31,955
2016	9.163811	10.634536	16.05%	13,679
2015*	10.000000	9.163811	-8.36%	2,728
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.298453	12.773773	13.06%	35,574
2019	9.958885	11.298453	13.45%	23,092
2018	11.024698	9.958885	-9.67%	18,601
2017	9.430999	11.024698	16.90%	11,739
2016	9.278864	9.430999	1.64%	11,784
2015*	10.000000	9.278864	-7.21%	8,117
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.826398	22.026377	11.10%	12,704
2019	16.204808	19.826398	22.35%	13,582
2018	18.396221	16.204808	-11.91%	13,444
2017	15.557615	18.396221	18.25%	9,270
2016	14.545436	15.557615	6.96%	124
2015	15.000094	14.545436	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.629586	16.919686	8.25%	66,183
2019	13.630184	15.629586	14.67%	33,143
2018	14.728843	13.630184	-7.46%	12,242
2017	13.317358	14.728843	10.60%	6,362
2016	12.715589	13.317358	4.73%	5,508
2015	13.021013	12.715589	-2.35%	2,915
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.757310	19.536201	10.02%	35,478
2019	14.962683	17.757310	18.68%	33,909
2018	16.507889	14.962683	-9.36%	33,103
2017	14.442041	16.507889	14.30%	10,778
2016	13.633536	14.442041	5.93%	4,974
2015	13.999116	13.633536	-2.61%	2,864
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.868560	13.665672	6.19%	40,473
2019	11.780960	12.868560	9.23%	86,820
2018	12.256273	11.780960	-3.88%	31,136
2017	11.674918	12.256273	4.98%	38,863
2016	11.306706	11.674918	3.26%	2,553
2015	11.540318	11.306706	-2.02%	4,357

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.930721	12.369317	3.68%	2,068
2019	10.617102	11.930721	12.37%	0
2018	11.568986	10.617102	-8.23%	0
2017	10.212910	11.568986	13.28%	0
2016	9.802379	10.212910	4.19%	0
2015	10.377084	9.802379	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.340815	13.076804	5.96%	14,153
2019	10.833367	12.340815	13.91%	21,037
2018	11.812355	10.833367	-8.29%	23,264
2017	10.159947	11.812355	16.26%	0
2016	9.691344	10.159947	4.84%	0
2015	10.322382	9.691344	-6.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.710144	18.255940	9.25%	95,114
2019	14.330106	16.710144	16.61%	74,385
2018	15.627342	14.330106	-8.30%	55,390
2017	13.892008	15.627342	12.49%	42,582
2016	13.185860	13.892008	5.36%	11,270
2015	13.503459	13.185860	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.608281	20.618122	10.80%	70,377
2019	15.424372	18.608281	20.64%	74,020
2018	17.269895	15.424372	-10.69%	3,946
2017	14.819015	17.269895	16.54%	2,531
2016	13.954351	14.819015	6.20%	1,558
2015	14.354570	13.954351	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.747882	15.874242	7.64%	8,781
2019	13.072538	14.747882	12.82%	8,386
2018	13.908162	13.072538	-6.01%	2,459
2017	12.823197	13.908162	8.46%	2,751
2016	12.256511	12.823197	4.62%	3,023
2015	12.551643	12.256511	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.766378	11.391156	5.80%	562,050
2019	10.063209	10.766378	6.99%	377,997
2018	10.233758	10.063209	-1.67%	325,180
2017	10.054393	10.233758	1.78%	220,830
2016	9.961155	10.054393	0.94%	116,684
2015	10.078068	9.961155	-1.16%	7,921

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	9.929794	10.308349	3.81%	20,765
2019	8.943800	9.929794	11.02%	24,030
2018	10.748693	8.943800	-16.79%	30,561
2017	8.873882	10.748693	21.13%	30,996
2016	8.891284	8.873882	-0.20%	16,330
2015*	10.000000	8.891284	-11.09%	14,363
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.750472	17.50%	12,673
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.040286	11.634716	5.38%	57,955
2019	10.290669	11.040286	7.28%	48,653
2018	10.499183	10.290669	-1.99%	39,555
2017	10.210347	10.499183	2.83%	27,846
2016	9.851371	10.210347	3.64%	25,666
2015*	10.000000	9.851371	-1.49%	4,886
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.716643	12.609749	7.62%	26,064
2019	10.831793	11.716643	8.17%	19,110
2018	11.137126	10.831793	-2.74%	17,182
2017	10.873805	11.137126	2.42%	20,064
2016	10.660990	10.873805	2.00%	11,889
2015	10.857570	10.660990	-1.81%	974
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.619652	10.873829	2.39%	80,321
2019	10.094700	10.619652	5.20%	11,406
2018*	10.000000	10.094700	0.95%	21,765
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.352069	13.776093	11.53%	36,349
2019	10.202382	12.352069	21.07%	31,074
2018	12.553965	10.202382	-18.73%	28,788
2017	9.006268	12.553965	39.39%	5,909
2016	8.489666	9.006268	6.09%	2,489
2015*	10.000000	8.489666	-15.10%	545
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.181700	12.746584	4.64%	68,237
2019	10.756548	12.181700	13.25%	70,084
2018	11.235981	10.756548	-4.27%	49,110
2017	10.663071	11.235981	5.37%	42,692
2016	9.463452	10.663071	12.68%	17,865
2015	9.844790	9.463452	-3.87%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.231863	10.683279	4.41%	73,725
2019	9.779236	10.231863	4.63%	95,219
2018	9.933791	9.779236	-1.56%	42,653
2017	9.883156	9.933791	0.51%	53,485
2016	9.965041	9.883156	-0.82%	36,539
2015*	10.000000	9.965041	-0.35%	5,766
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	9.022004	8.921006	-1.12%	1,034,318
2019	9.003303	9.022004	0.21%	487,314
2018	9.019954	9.003303	-0.18%	425,419
2017	9.118737	9.019954	-1.08%	262,777
2016	9.238323	9.118737	-1.29%	95,284
2015	9.359994	9.238323	-1.30%	18,409
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.243239	11.949906	6.29%	44,450
2019	9.579507	11.243239	17.37%	39,758
2018	11.392814	9.579507	-15.92%	30,747
2017	9.083191	11.392814	25.43%	27,646
2016	9.144556	9.083191	-0.67%	1,336
2015*	10.000000	9.144556	-8.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.942029	12.674820	6.14%	445,771
2019	9.936261	11.942029	20.19%	387,420
2018	11.680940	9.936261	-14.94%	352,406
2017	9.476146	11.680940	23.27%	179,954
2016	9.512833	9.476146	-0.39%	59,649
2015	9.731500	9.512833	-2.25%	16,521
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.037058	15.630240	11.35%	13,120
2019	11.494142	14.037058	22.12%	12,804
2018	12.777833	11.494142	-10.05%	12,440
2017	10.931103	12.777833	16.89%	4,403
2016	10.116841	10.931103	8.05%	1,357
2015	10.353432	10.116841	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.433897	13.426633	7.98%	336,090
2019	10.922079	12.433897	13.84%	310,394
2018	11.630760	10.922079	-6.09%	56,660
2017	10.603302	11.630760	9.69%	48,083
2016	10.105663	10.603302	4.92%	25,279
2015	10.256589	10.105663	-1.47%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.359080	14.717416	10.17%	62,265
2019	11.284783	13.359080	18.38%	28,883
2018	12.225302	11.284783	-7.69%	459,591
2017	10.788280	12.225302	13.32%	15,102
2016	10.144850	10.788280	6.34%	4,183
2015	10.333432	10.144850	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.309392	11.911940	5.33%	65,107
2019	10.461086	11.309392	8.11%	60,613
2018	10.794277	10.461086	-3.09%	23,731
2017	10.348013	10.794277	4.31%	19,273
2016	10.055211	10.348013	2.91%	18,950
2015	10.160740	10.055211	-1.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.088116	12.475060	3.20%	46,256
2019	10.838506	12.088116	11.53%	35,718
2018	11.636679	10.838506	-6.86%	26,232
2017	10.338878	11.636679	12.55%	3,242
2016	9.909099	10.338878	4.34%	2,924
2015	10.375923	9.909099	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.632661	13.257428	4.95%	36,700
2019	11.105626	12.632661	13.75%	6,083
2018	11.977883	11.105626	-7.28%	5,855
2017	10.375256	11.977883	15.45%	4,032
2016	9.828393	10.375256	5.56%	567
2015	10.367902	9.828393	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.946501	14.100064	8.91%	549,573
2019	11.140181	12.946501	16.21%	496,516
2018	11.967483	11.140181	-6.91%	393,572
2017	10.736754	11.967483	11.46%	571,811
2016	10.152590	10.736754	5.75%	125,322
2015	10.320853	10.152590	-1.63%	66,278
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.659438	15.144015	10.87%	280,611
2019	11.359729	13.659438	20.24%	290,922
2018	12.474012	11.359729	-8.93%	252,698
2017	10.831326	12.474012	15.17%	178,056
2016	10.115641	10.831326	7.08%	86,980
2015	10.324221	10.115641	-2.02%	59,318

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.106526	12.971104	7.14%	172,975
2019	10.808637	12.106526	12.01%	158,734
2018	11.376336	10.808637	-4.99%	89,839
2017	10.553639	11.376336	7.80%	88,233
2016	10.115388	10.553639	4.33%	65,345
2015	10.251759	10.115388	-1.33%	4,564
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.473601	11.073939	5.73%	41,400
2019*	10.000000	10.473601	4.74%	5,571
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.774452	12.310378	14.26%	2,351
2019*	10.000000	10.774452	7.74%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.089330	10.108497	0.19%	9,621
2019*	10.000000	10.089330	0.89%	1,858
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	27.399680	35.133921	28.23%	20,710
2019	21.318407	27.399680	28.53%	24,041
2018	22.349595	21.318407	-4.61%	7,646
2017	17.433999	22.349595	28.20%	4,207
2016	17.318346	17.433999	0.67%	2,265
2015	17.013978	17.318346	1.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.189089	13.940809	5.70%	75,365
2019	11.232077	13.189089	17.42%	85,133
2018	11.957234	11.232077	-6.06%	34,619
2017	10.305377	11.957234	16.03%	13,072
2016	9.618593	10.305377	7.14%	3,632
2015*	10.000000	9.618593	-3.81%	2,803
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.476527	15.285832	5.59%	46,669
2019	12.023985	14.476527	20.40%	18,033
2018	12.505239	12.023985	-3.85%	25,762
2017	10.410714	12.505239	20.12%	39,274
2016	9.584676	10.410714	8.62%	14,260
2015*	10.000000	9.584676	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.551923	19.363671	16.99%	91,313
2019	12.211154	16.551923	35.55%	70,096
2018	12.566516	12.211154	-2.83%	76,746
2017	10.019441	12.566516	25.42%	61,007
2016	9.824450	10.019441	1.98%	32,284
2015*	10.000000	9.824450	-1.76%	6,463

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.552612	13.562842	0.08%	43,606
2019	10.839003	13.552612	25.04%	70,412
2018	12.131477	10.839003	-10.65%	67,130
2017	11.334427	12.131477	7.03%	69,771
2016	9.552505	11.334427	18.65%	34,550
2015*	10.000000	9.552505	-4.47%	11,779
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.803745	18.04%	79,791
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.336973	16.006439	11.64%	629,246
2019	11.560398	14.336973	24.02%	583,064
2018	13.218336	11.560398	-12.54%	504,219
2017	11.566793	13.218336	14.28%	311,170
2016	9.742112	11.566793	18.73%	152,792
2015	10.127068	9.742112	-3.80%	30,478
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	24.189004	23.601260	-2.43%	31,009
2019	19.788756	24.189004	22.24%	29,184
2018	23.088223	19.788756	-14.29%	35,003
2017	20.547867	23.088223	12.36%	32,877
2016	17.703119	20.547867	16.07%	10,970
2015	18.469249	17.703119	-4.15%	3,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	14.194766	19.686551	38.69%	56,076
2019	10.623460	14.194766	33.62%	57,408
2018	11.727779	10.623460	-9.42%	40,228
2017	9.532396	11.727779	23.03%	23,740
2016	8.937412	9.532396	6.66%	8,064
2015*	10.000000	8.937412	-10.63%	6,355
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.749383	12.170795	3.59%	51,880
2019	10.029512	11.749383	17.15%	45,500
2018	12.262047	10.029512	-18.21%	45,056
2017	11.423206	12.262047	7.34%	42,412
2016	9.213334	11.423206	23.99%	9,253
2015*	10.000000	9.213334	-7.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	13.148799	15.879200	20.77%	29,536
2019	10.627512	13.148799	23.72%	27,575
2018	12.353734	10.627512	-13.97%	24,122
2017	11.056596	12.353734	11.73%	18,609
2016	9.141093	11.056596	20.95%	8,433
2015*	10.000000	9.141093	-8.59%	3,282

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.069844	17.986435	11.93%	36,579
2019	12.711335	16.069844	26.42%	38,422
2018	13.558649	12.711335	-6.25%	25,733
2017	11.010506	13.558649	23.14%	14,101
2016*	10.000000	11.010506	10.11%	5,291
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.238550	15.927845	11.86%	9,644
2019	11.445062	14.238550	24.41%	8,954
2018	12.320488	11.445062	-7.11%	7,571
2017	10.545735	12.320488	16.83%	6,027
2016	9.703351	10.545735	8.68%	6,327
2015*	10.000000	9.703351	-2.97%	4,501
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.884714	13.854193	-6.92%	43,767
2019	11.560990	14.884714	28.75%	32,527
2018	12.209458	11.560990	-5.31%	31,745
2017	11.653900	12.209458	4.77%	24,045
2016	11.016339	11.653900	5.79%	3,518
2015	11.831126	11.016339	-6.89%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.269258	18.979213	16.66%	2,505,821
2019	12.567841	16.269258	29.45%	2,103,451
2018	13.350904	12.567841	-5.87%	1,770,792
2017	11.129987	13.350904	19.95%	1,094,672
2016	10.098224	11.129987	10.22%	527,068
2015	10.113596	10.098224	-0.15%	127,980
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.167073	10.319074	1.50%	169,875
2019	9.896489	10.167073	2.73%	147,241
2018	9.945967	9.896489	-0.50%	89,303
2017	9.919956	9.945967	0.26%	69,651
2016	9.805934	9.919956	1.16%	36,411
2015	9.969091	9.805934	-1.64%	24,016
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.912099	16.383894	17.77%	412,784
2019	11.279864	13.912099	23.34%	371,099
2018	12.891639	11.279864	-12.50%	304,031
2017	11.438812	12.891639	12.70%	181,799
2016	9.587979	11.438812	19.30%	94,805
2015	10.212853	9.587979	-6.12%	19,644

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.955124	42.700334	58.41%	31,374
2019	19.958000	26.955124	35.06%	30,760
2018	21.755719	19.958000	-8.26%	22,390
2017	17.284322	21.755719	25.87%	21,209
2016	16.511497	17.284322	4.68%	2,993
2015	16.787005	16.511497	-1.64%	3,152
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.169674	10.866416	6.85%	22,576
2019	8.939502	10.169674	13.76%	30,218
2018	9.716959	8.939502	-8.00%	24,248
2017	9.228024	9.716959	5.30%	20,430
2016	9.409915	9.228024	-1.93%	5,227
2015	10.041986	9.409915	-6.29%	969
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.177829	12.970007	6.51%	11,031
2019	11.041543	12.177829	10.29%	12,845
2018	11.832271	11.041543	-6.68%	11,550
2017	10.573146	11.832271	11.91%	5,166
2016	9.487639	10.573146	11.44%	493
2015	10.585173	9.487639	-10.37%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.117390	6.112041	-0.09%	30,181
2019	5.566147	6.117390	9.90%	20,473
2018	6.573432	5.566147	-15.32%	19,200
2017	6.526164	6.573432	0.72%	12,789
2016	5.755869	6.526164	13.38%	6,147
2015	7.844966	5.755869	-26.63%	2,356
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.781940	11.141466	3.33%	21,570
2019	10.420296	10.781940	3.47%	17,419
2018	10.461387	10.420296	-0.39%	9,215
2017	10.103160	10.461387	3.55%	8,548
2016	9.782649	10.103160	3.28%	5,866
2015	10.091923	9.782649	-3.06%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.710766	15.474876	5.19%	65,585
2019	12.999732	14.710766	13.16%	42,563
2018	13.839724	12.999732	-6.07%	12,341
2017	12.772344	13.839724	8.36%	6,284
2016	11.429866	12.772344	11.75%	2,334
2015	11.860952	11.429866	-3.63%	1,866

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.997317	11.547508	5.00%	74,394
2019	10.273111	10.997317	7.05%	88,352
2018	10.379448	10.273111	-1.02%	52,313
2017*	10.000000	10.379448	3.79%	27,488
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.727252	11.164539	4.08%	31,467
2019	10.166807	10.727252	5.51%	26,098
2018	10.097902	10.166807	0.68%	7,114
2017*	10.000000	10.097902	0.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.229442	12.265199	9.22%	35,755
2019	10.641236	11.229442	5.53%	30,094
2018	11.240032	10.641236	-5.33%	13,384
2017	10.283739	11.240032	9.30%	11,970
2016	10.124850	10.283739	1.57%	3,937
2015	11.051177	10.124850	-8.38%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.259644	10.343007	0.81%	147,801
2019	10.121855	10.259644	1.36%	93,524
2018	10.111606	10.121855	0.10%	116,765
2017	10.013583	10.111606	0.98%	84,780
2016	9.919977	10.013583	0.94%	20,056
2015*	10.000000	9.919977	-0.80%	7,925
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.680251	12.511904	7.12%	221,375
2019	10.932460	11.680251	6.84%	170,539
2018	11.148048	10.932460	-1.93%	152,515
2017	10.775420	11.148048	3.46%	112,241
2016	10.642012	10.775420	1.25%	95,108
2015	10.746116	10.642012	-0.97%	16,375
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.503863	35.04%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.353511	14.988936	4.43%	161,897
2019	11.151874	14.353511	28.71%	149,224
2018	12.347757	11.151874	-9.69%	136,983
2017	10.532648	12.347757	17.23%	108,227
2016	9.389843	10.532648	12.17%	61,912
2015*	10.000000	9.389843	-6.10%	12,102
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	36.415824	38.665064	6.18%	1,236
2019	30.160536	36.415824	20.74%	1,856
2018	34.775975	30.160536	-13.27%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	15.995945	15.771057	-1.41%	22,924
2019	12.653928	15.995945	26.41%	4,705
2018	14.616213	12.653928	-13.43%	2,103
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	12.808993	16.342807	27.59%	358,259
2019	10.089172	12.808993	26.96%	324,767
2018	10.135911	10.089172	-0.46%	285,017
2017	8.066365	10.135911	25.66%	206,894
2016	9.153138	8.066365	-11.87%	125,650
2015*	10.000000	9.153138	-8.47%	36,230
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.154766	11.822170	5.98%	24,866
2019	10.645290	11.154766	4.79%	23,127
2018	10.071692	10.645290	5.70%	21,940
2017	9.948871	10.071692	1.23%	19,327
2016	9.839243	9.948871	1.11%	11,518
2015	10.059893	9.839243	-2.19%	3,965
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	9.930826	11.457803	15.38%	18,093
2019	7.725882	9.930826	28.54%	6,949
2018*	10.000000	7.725882	-22.74%	2,995
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.375064	8.649670	17.28%	154,195
2019	6.698769	7.375064	10.10%	155,466
2018	9.482791	6.698769	-29.36%	104,820
2017	9.800551	9.482791	-3.24%	78,487
2016	6.923553	9.800551	41.55%	50,131
2015*	10.000000	6.923553	-30.76%	23,720
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.176177	16.660337	36.83%	27,198
2019	8.891374	12.176177	36.94%	25,525
2018	10.799541	8.891374	-17.67%	2,324
2017*	10.000000	10.799541	8.00%	1,927
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.794517	10.489099	-2.83%	54,200
2019*	10.000000	10.794517	7.95%	33,939

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.820984	8.894305	0.83%	3,759
2019	7.656240	8.820984	15.21%	3,512
2018*	10.000000	7.656240	-23.44%	2,980
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.044569	6.680408	-26.14%	7,182
2019	7.614114	9.044569	18.79%	5,283
2018	9.524635	7.614114	-20.06%	4,620
2017	9.736343	9.524635	-2.17%	4,585
2016	7.009542	9.736343	38.90%	2,811
2015	11.446637	7.009542	-38.76%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.604014	16.817260	7.78%	2,207
2019	11.311265	15.604014	37.95%	4,039
2018	13.109815	11.311265	-13.72%	2,983
2017	10.634390	13.109815	23.28%	3,602
2016	9.983601	10.634390	6.52%	3,178
2015	10.255280	9.983601	-2.65%	3,926
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.818554	11.692224	8.08%	29,069
2019	10.070120	10.818554	7.43%	29,282
2018	10.504785	10.070120	-4.14%	33,721
2017	10.271020	10.504785	2.28%	26,714
2016	9.973602	10.271020	2.98%	16,198
2015	10.365942	9.973602	-3.78%	4,695
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	12.978725	29.79%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.054051	30.54%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.515495	11.827430	2.71%	79,685
2019	9.924516	11.515495	16.03%	81,943
2018	10.847402	9.924516	-8.51%	81,874
2017	9.760789	10.847402	11.13%	72,118
2016	9.533189	9.760789	2.39%	61,651
2015	9.840049	9.533189	-3.12%	11,471
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.147225	20.610833	27.64%	21,749
2019	12.471528	16.147225	29.47%	13,763
2018	14.175000	12.471528	-12.02%	12,768
2017	11.437619	14.175000	23.93%	8,336
2016	11.383359	11.437619	0.48%	7,974
2015	11.541366	11.383359	-1.37%	5,904

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.215528	13.696610	12.12%	38,261
2019	10.094471	12.215528	21.01%	32,597
2018	11.818039	10.094471	-14.58%	33,272
2017	9.082457	11.818039	30.12%	19,646
2016	8.919499	9.082457	1.83%	4,211
2015*	10.000000	8.919499	-10.81%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	13.146484	15.989919	21.63%	46,354
2019	10.345313	13.146484	27.08%	61,208
2018	12.230473	10.345313	-15.41%	54,747
2017	9.605892	12.230473	27.32%	19,021
2016	9.269543	9.605892	3.63%	6,812
2015*	10.000000	9.269543	-7.30%	3,136
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	13.834621	14.804043	7.01%	147,028
2019	11.586671	13.834621	19.40%	134,486
2018	12.896452	11.586671	-10.16%	141,847
2017	11.201532	12.896452	15.13%	78,055
2016	9.582104	11.201532	16.90%	72,952
2015*	10.000000	9.582104	-4.18%	498
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.903669	12.566419	5.57%	122,404
2019	10.505225	11.903669	13.31%	113,772
2018	10.966555	10.505225	-4.21%	149,174
2017	10.381371	10.966555	5.64%	76,336
2016	9.327382	10.381371	11.30%	20,938
2015*	10.000000	9.327382	-6.73%	10,972
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.601737	11.352110	7.08%	46,339
2019	9.846179	10.601737	7.67%	78,034
2018	10.054196	9.846179	-2.07%	21,385
2017	9.874806	10.054196	1.82%	8,760
2016*	10.000000	9.874806	-1.25%	1,151
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.693243	15.012398	2.17%	10,468
2019	11.685385	14.693243	25.74%	19,157
2018	12.795115	11.685385	-8.67%	26,270
2017	11.133703	12.795115	14.92%	24,055
2016*	10.000000	11.133703	11.34%	19,739

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.764056	17.580949	19.08%	88,542
2019	12.709473	14.764056	16.17%	85,434
2018	13.940937	12.709473	-8.83%	102,361
2017	12.427577	13.940937	12.18%	94,366
2016	12.135418	12.427577	2.41%	40,323
2015	12.425875	12.135418	-2.34%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.278438	14.126885	6.39%	35,617
2019	11.230341	13.278438	18.24%	33,708
2018	13.502950	11.230341	-16.83%	38,628
2017	11.897741	13.502950	13.49%	22,243
2016	10.468677	11.897741	13.65%	21,438
2015	10.885861	10.468677	-3.83%	15,809
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.107420	11.648524	4.87%	7,092
2019	9.662869	11.107420	14.95%	80,698
2018	10.203867	9.662869	-5.30%	1,944
2017*	10.000000	10.203867	2.04%	4,185
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.439837	12.969800	-3.50%	33,269
2019	10.666935	13.439837	26.00%	31,493
2018	13.019851	10.666935	-18.07%	38,774
2017	11.809018	13.019851	10.25%	28,382
2016	9.131549	11.809018	29.32%	17,076
2015*	10.000000	9.131549	-8.68%	210
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.937279	11.005334	0.62%	91,150
2019	10.354017	10.937279	5.63%	104,217
2018	10.505512	10.354017	-1.44%	104,299
2017	10.294494	10.505512	2.05%	54,829
2016	9.578137	10.294494	7.48%	15,246
2015*	10.000000	9.578137	-4.22%	6,045
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.297987	10.688498	3.79%	25,152
2019*	10.000000	10.297987	2.98%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.504708	13.562781	29.11%	32,135
2019	8.242252	10.504708	27.45%	18,024
2018*	10.000000	8.242252	-17.58%	4,114

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.496765	16.260721	20.48%	463,683
2019	11.023190	13.496765	22.44%	222,466
2018	11.694230	11.023190	-5.74%	144,288
2017	10.208559	11.694230	14.55%	102,241
2016	9.672806	10.208559	5.54%	23,896
2015*	10.000000	9.672806	-3.27%	83
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	14.720921	18.912933	28.48%	18,714
2019	11.367251	14.720921	29.50%	2,148
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.573542	15.74%	49
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.841900	15.753414	6.14%	24,518
2019	11.601602	14.841900	27.93%	19,493
2018	12.951879	11.601602	-10.43%	30,427
2017	11.258405	12.951879	15.04%	30,580
2016*	10.000000	11.258405	12.58%	14,704
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.582551	24.899153	41.61%	138,297
2019	13.303181	17.582551	32.17%	147,085
2018	13.544811	13.303181	-1.78%	127,009
2017	10.183920	13.544811	33.00%	77,516
2016	10.266438	10.183920	-0.80%	12,088
2015*	10.000000	10.266438	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.805876	11.636827	7.69%	115,346
2019	10.012180	10.805876	7.93%	85,561
2018	10.230474	10.012180	-2.13%	77,308
2017	9.972021	10.230474	2.59%	69,124
2016*	10.000000	9.972021	-0.28%	11,126
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.410993	11.412004	-8.05%	84,528
2019	10.232539	12.410993	21.29%	131,080
2018	11.089174	10.232539	-7.72%	74,168
2017	10.831973	11.089174	2.37%	33,180
2016	10.410819	10.831973	4.05%	9,547
2015*	10.000000	10.410819	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.311238	11.957472	5.71%	66,223
2019	10.361902	11.311238	9.16%	52,823
2018	10.809614	10.361902	-4.14%	49,684
2017	10.188378	10.809614	6.10%	38,688
2016	9.560871	10.188378	6.56%	14,468
2015	9.883047	9.560871	-3.26%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.081000	20.81%	1,136
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	17.149111	18.904271	10.23%	8,118
2019	14.503506	17.149111	18.24%	8,944
2018	16.273284	14.503506	-10.88%	9,993
2017	14.730793	16.273284	10.47%	8,370
2016	13.192926	14.730793	11.66%	8,723
2015	14.259458	13.192926	-7.48%	783
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.130711	13.043303	-0.67%	71,615
2019	11.468665	13.130711	14.49%	89,099
2018	12.149407	11.468665	-5.60%	35,735
2017	11.229006	12.149407	8.20%	29,207
2016	9.982373	11.229006	12.49%	18,035
2015	10.886999	9.982373	-8.31%	3,894
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.424307	13.594479	-5.75%	9,922
2019	11.756767	14.424307	22.69%	12,057
2018	13.424536	11.756767	-12.42%	13,110
2017	12.530370	13.424536	7.14%	6,914
2016	11.322737	12.530370	10.67%	4,861
2015	11.912527	11.322737	-4.95%	4,282
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.718035	9.080522	-6.56%	163,660
2019	9.656639	9.718035	0.64%	246,103
2018	9.603419	9.656639	0.55%	265,085
2017	9.550559	9.603419	0.55%	192,451
2016	9.404543	9.550559	1.55%	97,659
2015*	10.000000	9.404543	-5.95%	16,971
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.705819	12.022810	2.71%	0
2019	10.600653	11.705819	10.43%	0
2018	11.233606	10.600653	-5.63%	0
2017	10.066957	11.233606	11.59%	3,231
2016	9.780130	10.066957	2.93%	3,231
2015	10.526309	9.780130	-7.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.777651	9.682558	-0.97%	29,948
2019	9.731062	9.777651	0.48%	44,603
2018	9.731851	9.731062	-0.01%	58,402
2017	9.742346	9.731851	-0.11%	23,019
2016	9.781315	9.742346	-0.40%	4,521
2015	9.971520	9.781315	-1.91%	1,225

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.093972	10.626809	5.28%	3,440
2019	9.402612	10.093972	7.35%	1,115
2018*	10.000000	9.402612	-5.97%	1,115
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.491027	6.569728	1.21%	29,444
2019	6.084463	6.491027	6.68%	41,753
2018	6.780292	6.084463	-10.26%	55,159
2017	6.322206	6.780292	7.25%	58,723
2016	7.518647	6.322206	-15.91%	53,641
2015	7.741365	7.518647	-2.88%	9,479
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.508146	15.017640	3.51%	2,891
2019	13.934933	14.508146	4.11%	3,514
2018	16.225642	13.934933	-14.12%	112
2017	14.320101	16.225642	13.31%	112
2016	14.421061	14.320101	-0.70%	112
2015	14.436493	14.421061	-0.11%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.060406	9.598456	5.94%	1,875
2019	8.745952	9.060406	3.60%	1,966
2018	9.340280	8.745952	-6.36%	588
2017	9.132173	9.340280	2.28%	598
2016	9.301790	9.132173	-1.82%	573
2015	9.257923	9.301790	0.47%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.233878	13.274370	8.51%	17,937
2019	10.794743	12.233878	13.33%	32,373
2018	11.730568	10.794743	-7.98%	31,271
2017	10.826222	11.730568	8.35%	16,932
2016	9.840743	10.826222	10.01%	28,086
2015	10.434574	9.840743	-5.69%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.284279	15.840978	10.90%	54,014
2019	11.272161	14.284279	26.72%	68,388
2018	12.435571	11.272161	-9.36%	77,203
2017	10.652643	12.435571	16.74%	75,735
2016	9.476837	10.652643	12.41%	46,612
2015*	10.000000	9.476837	-5.23%	14,182
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.265182	21.688237	25.62%	9,781
2019	13.313724	17.265182	29.68%	12,590
2018	15.584242	13.313724	-14.57%	9,804
2017	11.588083	15.584242	34.49%	2,985
2016	11.764707	11.588083	-1.50%	885
2015	11.503274	11.764707	2.27%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.631449	13.050978	12.20%	5,320
2019	9.194271	11.631449	26.51%	5,295
2018	10.992225	9.194271	-16.36%	5,320
2017	9.078899	10.992225	21.07%	2,236
2016	9.267368	9.078899	-2.03%	0
2015*	10.000000	9.267368	-7.33%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	12.809841	15.118290	18.02%	24,517
2019	10.294753	12.809841	24.43%	20,149
2018	11.665888	10.294753	-11.75%	48,309
2017	10.381035	11.665888	12.38%	49,965
2016	8.942393	10.381035	16.09%	13,656
2015*	10.000000	8.942393	-10.58%	12,620
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.417425	13.633327	19.41%	6,929
2019	9.045322	11.417425	26.22%	8,841
2018	11.398442	9.045322	-20.64%	10,512
2017	9.137531	11.398442	24.74%	8,069
2016	9.520757	9.137531	-4.03%	3,076
2015*	10.000000	9.520757	-4.79%	78
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.724655	16.541761	12.34%	2,538
2019	12.256838	14.724655	20.13%	2,638
2018	13.140224	12.256838	-6.72%	8,889
2017	11.261676	13.140224	16.68%	8,618
2016	11.716264	11.261676	-3.88%	8,052
2015	12.958176	11.716264	-9.58%	901
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.966025	3.717512	-37.69%	13,143
2019	5.844414	5.966025	2.08%	10,966
2018	8.995872	5.844414	-35.03%	6,046
2017	10.438502	8.995872	-13.82%	4,369
2016	7.863882	10.438502	32.74%	2,307
2015*	10.000000	7.863882	-21.36%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	14.103369	15.864900	12.49%	282,049
2019	11.692124	14.103369	20.62%	238,610
2018	11.802102	11.692124	-0.93%	117,111
2017	10.126663	11.802102	16.54%	37,060
2016	9.839444	10.126663	2.92%	31,553
2015*	10.000000	9.839444	-1.61%	444

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.507462	20.584289	17.57%	130,475
2019	13.130671	17.507462	33.33%	48,177
2018	13.400545	13.130671	-2.01%	46,753
2017	10.688272	13.400545	25.38%	22,847
2016	9.664379	10.688272	10.59%	8,887
2015*	10.000000	9.664379	-3.36%	4,086
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.719250	11.658587	8.76%	28,835
2019	9.943418	10.719250	7.80%	18,603
2018	10.211600	9.943418	-2.63%	18,126
2017	10.015160	10.211600	1.96%	48,170
2016	9.931190	10.015160	0.85%	21,198
2015*	10.000000	9.931190	-0.69%	4,576
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	22.926569	34.090881	48.70%	98,809
2019	16.047729	22.926569	42.86%	45,158
2018	16.122020	16.047729	-0.46%	42,016
2017	11.276982	16.122020	42.96%	12,728
2016	10.040155	11.276982	12.32%	6,489
2015*	10.000000	10.040155	0.40%	248
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	12.129173	13.808048	13.84%	36,316
2019	10.546812	12.129173	15.00%	53,788
2018	11.412171	10.546812	-7.58%	27,527
2017	9.900056	11.412171	15.27%	13,038
2016	9.481799	9.900056	4.41%	9,298
2015*	10.000000	9.481799	-5.18%	7,022
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	11.784425	12.231539	3.79%	27,152
2019	10.454117	11.784425	12.73%	28,282
2018	11.145845	10.454117	-6.21%	35,641
2017	10.113872	11.145845	10.20%	27,339
2016	9.653241	10.113872	4.77%	22,314
2015*	10.000000	9.653241	-3.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.270466	10.002616	-2.61%	83,101
2019	8.812281	10.270466	16.55%	53,189
2018	10.969114	8.812281	-19.66%	61,730
2017	8.698337	10.969114	26.11%	40,729
2016	7.300082	8.698337	19.15%	31,708
2015	9.256522	7.300082	-21.14%	4,346

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.699399	13.587862	16.14%	3,313
2019	9.506891	11.699399	23.06%	4,457
2018	10.540734	9.506891	-9.81%	4,730
2017	9.211867	10.540734	14.43%	4,792
2016	9.250941	9.211867	-0.42%	5,553
2015*	10.000000	9.250941	-7.49%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	15.159857	21.372826	40.98%	46,859
2019	12.143028	15.159857	24.84%	48,992
2018	11.927500	12.143028	1.81%	35,162
2017	9.757151	11.927500	22.24%	18,815
2016	9.371213	9.757151	4.12%	11,753
2015*	10.000000	9.371213	-6.29%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.669175	12.331250	5.67%	33,834
2019	10.374928	11.669175	12.47%	36,405
2018	10.974658	10.374928	-5.46%	41,120
2017	10.259841	10.974658	6.97%	32,163
2016	9.015332	10.259841	13.80%	21,998
2015	9.730170	9.015332	-7.35%	7,514
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.499143	10.681669	1.74%	249,181
2019	10.130651	10.499143	3.64%	293,599
2018	10.153247	10.130651	-0.22%	183,858
2017	10.071365	10.153247	0.81%	146,107
2016	9.866520	10.071365	2.08%	137,126
2015*	10.000000	9.866520	-1.33%	15,010
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.888837	11.539616	5.98%	42,345
2019	10.181581	10.888837	6.95%	48,987
2018	10.428741	10.181581	-2.37%	28,055
2017	10.177809	10.428741	2.47%	20,002
2016	9.894903	10.177809	2.86%	20,334
2015*	10.000000	9.894903	-1.05%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.918283	18.614433	33.74%	65,156
2019	11.561494	13.918283	20.38%	18,906
2018	12.032139	11.561494	-3.91%	19,225
2017	10.928201	12.032139	10.10%	7,729
2016*	10.000000	10.928201	9.28%	355

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	12.762265	13.297686	4.20%	12,648
2019	10.365977	12.762265	23.12%	13,288
2018	10.424131	10.365977	-0.56%	9,860
2017	9.228791	10.424131	12.95%	10,538
2016	8.409833	9.228791	9.74%	9,805
2015*	10.000000	8.409833	-15.90%	4,154
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	14.004967	15.896876	13.51%	42,183
2019	11.015916	14.004967	27.13%	67,092
2018	12.137302	11.015916	-9.24%	23,991
2017	10.212399	12.137302	18.85%	5,300
2016	9.569425	10.212399	6.72%	5,231
2015*	10.000000	9.569425	-4.31%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	13.053652	13.648252	4.56%	2,085
2019	11.576653	13.053652	12.76%	2,666
2018	12.328010	11.576653	-6.09%	2,839
2017	11.300076	12.328010	9.10%	245
2016	10.807831	11.300076	4.55%	221
2015	11.235582	10.807831	-3.81%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.854308	12.367589	13.94%	368
2019*	10.000000	10.854308	8.54%	760
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	13.806629	16.372419	18.58%	74,246
2019	11.138248	13.806629	23.96%	92,139
2018	12.507852	11.138248	-10.95%	113,881
2017	9.997285	12.507852	25.11%	76,366
2016	9.758852	9.997285	2.44%	28,500
2015*	10.000000	9.758852	-2.41%	3,203
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.317934	33.18%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.384552	13.688610	2.27%	84,908
2019	10.380322	13.384552	28.94%	86,440
2018	11.906002	10.380322	-12.81%	43,774
2017	10.641640	11.906002	11.88%	19,436
2016	9.318086	10.641640	14.20%	12,319
2015*	10.000000	9.318086	-6.82%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	13.009140	13.543626	4.11%	51,943
2019	11.550514	13.009140	12.63%	67,976
2018	12.596866	11.550514	-8.31%	80,543
2017	11.651891	12.596866	8.11%	59,327
2016	10.680794	11.651891	9.09%	31,929
2015	10.955720	10.680794	-2.51%	6,697
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	13.006041	12.646240	-2.77%	21,584
2019	10.310709	13.006041	26.14%	20,769
2018	11.347856	10.310709	-9.14%	28,869
2017	10.220605	11.347856	11.03%	17,299
2016	9.011340	10.220605	13.42%	18,879
2015	10.607590	9.011340	-15.05%	1,287
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.649535	11.465451	-16.00%	85,432
2019	11.720202	13.649535	16.46%	96,874
2018	12.942866	11.720202	-9.45%	114,702
2017	11.958627	12.942866	8.23%	95,772
2016	11.754760	11.958627	1.73%	63,004
2015	12.087033	11.754760	-2.75%	10,784
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.444963	14.702146	9.35%	278
2019	11.575269	13.444963	16.15%	279
2018	12.570294	11.575269	-7.92%	0
2017	10.987635	12.570294	14.40%	0
2016	10.557589	10.987635	4.07%	0
2015	11.449705	10.557589	-7.79%	0
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.616844	22.703202	113.84%	141,786
2019*	10.000000	10.616844	6.17%	7,741
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.563322	24.633461	48.72%	1,017
2019	12.639462	16.563322	31.04%	1,173
2018	15.376708	12.639462	-17.80%	986
2017	12.415948	15.376708	23.85%	1,354
2016	12.904358	12.415948	-3.78%	406
2015	13.167135	12.904358	-2.00%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.322851	20.244086	10.49%	256,089
2019	15.377702	18.322851	19.15%	268,916
2018	16.406214	15.377702	-6.27%	204,288
2017	14.361903	16.406214	14.23%	153,734
2016	13.355912	14.361903	7.53%	85,525
2015	13.406742	13.355912	-0.38%	25,623

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.808949	11.644655	7.73%	178,390
2019	10.053722	10.808949	7.51%	76,769
2018	10.302642	10.053722	-2.42%	60,148
2017	10.118286	10.302642	1.82%	66,560
2016	9.991561	10.118286	1.27%	29,232
2015*	10.000000	9.991561	-0.08%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	14.708359	18.852638	28.18%	182,419
2019	11.062283	14.708359	32.96%	198,821
2018	12.381149	11.062283	-10.65%	162,044
2017	9.582630	12.381149	29.20%	105,329
2016	9.695250	9.582630	-1.16%	56,398
2015*	10.000000	9.695250	-3.05%	11,218
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	16.869945	25.212506	49.45%	183,073
2019	13.125570	16.869945	28.53%	159,908
2018	13.394129	13.125570	-2.01%	164,080
2017	10.623772	13.394129	26.08%	127,792
2016	9.873815	10.623772	7.60%	46,076
2015*	10.000000	9.873815	-1.26%	1,759
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.246791	17.008028	11.55%	124,227
2019	12.298724	15.246791	23.97%	168,139
2018	12.746494	12.298724	-3.51%	133,481
2017	10.596842	12.746494	20.29%	120,021
2016	9.669386	10.596842	9.59%	27,518
2015*	10.000000	9.669386	-3.31%	7,647
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.966121	11.257297	2.66%	119,199
2019	10.182583	10.966121	7.69%	161,562
2018	10.570570	10.182583	-3.67%	536,713
2017	10.076820	10.570570	4.90%	53,672
2016	9.401421	10.076820	7.18%	19,279
2015	9.813725	9.401421	-4.20%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.523589	16.853547	8.57%	2,339
2019	12.196359	15.523589	27.28%	6,322
2018	12.398586	12.196359	-1.63%	692
2017	10.451793	12.398586	18.63%	0
2016	9.530971	10.451793	9.66%	0
2015*	10.000000	9.530971	-4.69%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	14.110955	14.386443	1.95%	46,400
2019	11.262521	14.110955	25.29%	38,654
2018	12.337937	11.262521	-8.72%	42,675
2017	10.626630	12.337937	16.10%	11,207
2016	9.161633	10.626630	15.99%	3,719
2015*	10.000000	9.161633	-8.38%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.272902	12.738445	13.00%	8,383
2019	9.941408	11.272902	13.39%	12,412
2018	11.010968	9.941408	-9.71%	11,738
2017	9.424010	11.010968	16.84%	579
2016	9.276671	9.424010	1.59%	10,609
2015*	10.000000	9.276671	-7.23%	9,730
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.729555	21.907679	11.04%	0
2019	16.133822	19.729555	22.29%	0
2018	18.324984	16.133822	-11.96%	0
2017	15.505192	18.324984	18.19%	0
2016	14.503757	15.505192	6.90%	0
2015	14.964704	14.503757	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.553280	16.828557	8.20%	86,092
2019	13.570513	15.553280	14.61%	78,188
2018	14.671838	13.570513	-7.51%	72,619
2017	13.272520	14.671838	10.54%	44,822
2016	12.679183	13.272520	4.68%	37,990
2015	12.990313	12.679183	-2.40%	835
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.670592	19.430952	9.96%	10,626
2019	14.897154	17.670592	18.62%	10,709
2018	16.443969	14.897154	-9.41%	10,572
2017	14.393392	16.443969	14.25%	7,806
2016	13.594478	14.393392	5.88%	1,863
2015	13.966085	13.594478	-2.66%	780
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.805726	13.592060	6.14%	55,780
2019	11.729376	12.805726	9.18%	65,885
2018	12.208826	11.729376	-3.93%	26,770
2017	11.635597	12.208826	4.93%	8,095
2016	11.274317	11.635597	3.20%	4,455
2015	11.513093	11.274317	-2.07%	71

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.893717	12.324699	3.62%	9,348
2019	10.589527	11.893717	12.32%	8,942
2018	11.544821	10.589527	-8.27%	2,139
2017	10.196723	11.544821	13.22%	2,917
2016	9.791784	10.196723	4.14%	3,560
2015	10.371109	9.791784	-5.59%	4,029
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.302488	13.029577	5.91%	2,217
2019	10.805188	12.302488	13.86%	2,219
2018	11.787649	10.805188	-8.33%	3,289
2017	10.143811	11.787649	16.21%	1,368
2016	9.680843	10.143811	4.78%	207
2015	10.316430	9.680843	-6.16%	209
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.628500	18.157549	9.20%	61,532
2019	14.267310	16.628500	16.55%	45,426
2018	15.566799	14.267310	-8.35%	17,941
2017	13.845176	15.566799	12.43%	11,806
2016	13.148061	13.845176	5.30%	522
2015	13.471578	13.148061	-2.40%	173
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.517373	20.507007	10.74%	1,506
2019	15.356795	18.517373	20.58%	1,286
2018	17.203010	15.356795	-10.73%	1,283
2017	14.769083	17.203010	16.48%	1,267
2016	13.914357	14.769083	6.14%	769
2015	14.320688	13.914357	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.675864	15.788735	7.58%	21,931
2019	13.015301	14.675864	12.76%	24,351
2018	13.854317	13.015301	-6.06%	22,360
2017	12.780005	13.854317	8.41%	15,049
2016	12.221407	12.780005	4.57%	14,095
2015	12.522038	12.221407	-2.40%	717
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.738377	11.355775	5.75%	175,841
2019	10.042113	10.738377	6.93%	245,732
2018	10.217521	10.042113	-1.72%	208,726
2017	10.043519	10.217521	1.73%	108,502
2016	9.955408	10.043519	0.89%	73,662
2015	10.077356	9.955408	-1.21%	19,880

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	9.907316	10.279807	3.76%	2,289
2019	8.928081	9.907316	10.97%	7,323
2018	10.735277	8.928081	-16.83%	1,802
2017	8.867293	10.735277	21.07%	2,070
2016	8.889174	8.867293	-0.25%	390
2015*	10.000000	8.889174	-11.11%	221
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.749233	17.49%	2,784
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.015317	11.602513	5.33%	47,780
2019	10.272597	11.015317	7.23%	32,803
2018	10.486082	10.272597	-2.04%	32,234
2017	10.202760	10.486082	2.78%	9,778
2016	9.849030	10.202760	3.59%	4,555
2015*	10.000000	9.849030	-1.51%	556
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.665312	12.548138	7.57%	15,257
2019	10.789810	11.665312	8.11%	4,186
2018	11.099610	10.789810	-2.79%	2,825
2017	10.842665	11.099610	2.37%	2,682
2016	10.635835	10.842665	1.94%	1,446
2015	10.837430	10.635835	-1.86%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.610680	10.859138	2.34%	9,244
2019	10.091279	10.610680	5.15%	201
2018*	10.000000	10.091279	0.91%	2,182
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.324113	13.737945	11.47%	59,558
2019	10.184449	12.324113	21.01%	156,085
2018	12.538290	10.184449	-18.77%	45,728
2017	8.999567	12.538290	39.32%	52,984
2016	8.487648	8.999567	6.03%	1,331
2015*	10.000000	8.487648	-15.12%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.146651	12.703468	4.58%	34,665
2019	10.731047	12.146651	13.19%	34,834
2018	11.215055	10.731047	-4.32%	18,088
2017	10.648584	11.215055	5.32%	13,040
2016	9.455373	10.648584	12.62%	2,126
2015	9.841374	9.455373	-3.92%	630

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.208719	10.653715	4.36%	150,043
2019	9.762062	10.208719	4.58%	99,765
2018	9.921394	9.762062	-1.61%	76,467
2017	9.875811	9.921394	0.46%	36,492
2016	9.962668	9.875811	-0.87%	10,024
2015*	10.000000	9.962668	-0.37%	3,038
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.976171	8.871187	-1.17%	1,285,158
2019	8.962103	8.976171	0.16%	1,250,978
2018	8.983238	8.962103	-0.24%	753,514
2017	9.086204	8.983238	-1.13%	352,779
2016	9.210025	9.086204	-1.34%	137,668
2015	9.336057	9.210025	-1.35%	18,956
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.217829	11.916856	6.23%	28,797
2019	9.562701	11.217829	17.31%	56,205
2018	11.378624	9.562701	-15.96%	53,716
2017	9.076451	11.378624	25.36%	35,914
2016	9.142385	9.076451	-0.72%	9,744
2015*	10.000000	9.142385	-8.58%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.910976	12.635442	6.08%	111,399
2019	9.915445	11.910976	20.13%	189,047
2018	11.662409	9.915445	-14.98%	124,257
2017	9.465895	11.662409	23.20%	126,791
2016	9.507345	9.465895	-0.44%	13,903
2015	9.730813	9.507345	-2.30%	8,730
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.996686	15.577382	11.29%	7,947
2019	11.466888	13.996686	22.06%	7,100
2018	12.754044	11.466888	-10.09%	13,371
2017	10.916261	12.754044	16.84%	10,729
2016	10.108209	10.916261	7.99%	13,204
2015	10.349838	10.108209	-2.33%	10,366
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.398154	13.381241	7.93%	91,894
2019	10.896204	12.398154	13.78%	98,609
2018	11.609126	10.896204	-6.14%	93,915
2017	10.588917	11.609126	9.63%	66,836
2016	10.097048	10.588917	4.87%	56,559
2015	10.253031	10.097048	-1.52%	672

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.320688	14.667679	10.11%	66,102
2019	11.258054	13.320688	18.32%	71,832
2018	12.202552	11.258054	-7.74%	66,251
2017	10.773643	12.202552	13.26%	36,187
2016	10.136196	10.773643	6.29%	25,729
2015	10.329850	10.136196	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.276853	11.871653	5.27%	444,884
2019	10.436277	11.276853	8.05%	382,678
2018	10.774173	10.436277	-3.14%	273,531
2017	10.333964	10.774173	4.26%	334,097
2016	10.046635	10.333964	2.86%	231,495
2015	10.157218	10.046635	-1.09%	2,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.050580	12.430015	3.15%	632
2019	10.810321	12.050580	11.47%	0
2018	11.612342	10.810321	-6.91%	0
2017	10.322474	11.612342	12.50%	0
2016	9.898374	10.322474	4.28%	0
2015	10.369952	9.898374	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.593448	13.209588	4.89%	34,715
2019	11.076764	12.593448	13.69%	35,638
2018	11.952851	11.076764	-7.33%	101,749
2017	10.358799	11.952851	15.39%	43,381
2016	9.817755	10.358799	5.51%	118,249
2015	10.361931	9.817755	-5.25%	20,945
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.909290	14.052408	8.86%	422,235
2019	11.113796	12.909290	16.16%	490,206
2018	11.945217	11.113796	-6.96%	471,270
2017	10.722186	11.945217	11.41%	314,304
2016	10.143936	10.722186	5.70%	252,121
2015	10.317276	10.143936	-1.68%	52,449
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.620150	15.092805	10.81%	107,840
2019	11.332793	13.620150	20.18%	87,811
2018	12.450782	11.332793	-8.98%	112,618
2017	10.816609	12.450782	15.11%	109,978
2016	10.107003	10.816609	7.02%	50,259
2015	10.320640	10.107003	-2.07%	17,138

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.071724	12.927266	7.09%	479,931
2019	10.783032	12.071724	11.95%	520,424
2018	11.355168	10.783032	-5.04%	425,885
2017	10.539325	11.355168	7.74%	297,509
2016	10.106768	10.539325	4.28%	166,052
2015	10.248209	10.106768	-1.38%	51,548
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.470047	11.064572	5.68%	72,740
2019*	10.000000	10.470047	4.70%	4,737
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.770794	12.299974	14.20%	1,242
2019*	10.000000	10.770794	7.71%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.088233	10.102277	0.14%	888
2019*	10.000000	10.088233	0.88%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	27.265876	34.944652	28.16%	106
2019	21.225044	27.265876	28.46%	1,670
2018	22.263073	21.225044	-4.66%	1,592
2017	17.375274	22.263073	28.13%	1,065
2016	17.268737	17.375274	0.62%	0
2015	16.973837	17.268737	1.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.159269	13.902242	5.65%	62,751
2019	11.212358	13.159269	17.36%	25,080
2018	11.942328	11.212358	-6.11%	26,734
2017	10.297730	11.942328	15.97%	8,326
2016	9.616304	10.297730	7.09%	0
2015*	10.000000	9.616304	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.443781	15.243520	5.54%	9,951
2019	12.002853	14.443781	20.34%	1,490
2018	12.489627	12.002853	-3.90%	1,383
2017	10.402966	12.489627	20.06%	0
2016	9.582390	10.402966	8.56%	0
2015*	10.000000	9.582390	-4.18%	14,490
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.514491	19.310093	16.93%	79,350
2019	12.189714	16.514491	35.48%	58,715
2018	12.550838	12.189714	-2.88%	83,965
2017	10.012004	12.550838	25.36%	83,835
2016	9.822114	10.012004	1.93%	26,477
2015*	10.000000	9.822114	-1.78%	10,052

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.521958	13.525306	0.02%	7,662
2019	10.819954	13.521958	24.97%	6,021
2018	12.116331	10.819954	-10.70%	15,928
2017	11.325998	12.116331	6.98%	20,573
2016	9.550231	11.325998	18.59%	19,511
2015*	10.000000	9.550231	-4.50%	5,276
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.801934	18.02%	23,197
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.299674	15.956716	11.59%	106,041
2019	11.536163	14.299674	23.96%	128,976
2018	13.197355	11.536163	-12.59%	103,115
2017	11.554272	13.197355	14.22%	80,418
2016	9.736481	11.554272	18.67%	22,188
2015	10.126351	9.736481	-3.85%	9,092
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	24.070838	23.474073	-2.48%	10,997
2019	19.702055	24.070838	22.17%	9,545
2018	22.998798	19.702055	-14.33%	21,918
2017	20.478619	22.998798	12.31%	22,570
2016	17.652375	20.478619	16.01%	5,896
2015	18.425660	17.652375	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	14.162675	19.632097	38.62%	9,951
2019	10.604803	14.162675	33.55%	6,914
2018	11.713155	10.604803	-9.46%	3,510
2017	9.525314	11.713155	22.97%	1,284
2016	8.935287	9.525314	6.60%	1,551
2015*	10.000000	8.935287	-10.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.722806	12.137120	3.53%	55,586
2019	10.011894	11.722806	17.09%	91,050
2018	12.246753	10.011894	-18.25%	51,404
2017	11.414725	12.246753	7.29%	31,000
2016	9.211153	11.414725	23.92%	6,332
2015*	10.000000	9.211153	-7.89%	212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	13.119064	15.835277	20.70%	7,382
2019	10.608852	13.119064	23.66%	5,658
2018	12.338348	10.608852	-14.02%	5,147
2017	11.048416	12.338348	11.68%	1,776
2016	9.138930	11.048416	20.89%	559
2015*	10.000000	9.138930	-8.61%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.040040	17.943972	11.87%	9,466
2019	12.694182	16.040040	26.36%	8,610
2018	13.547260	12.694182	-6.30%	19,404
2017	11.006819	13.547260	23.08%	20,007
2016*	10.000000	11.006819	10.07%	10,092
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.206371	15.883800	11.81%	2,616
2019	11.424976	14.206371	24.34%	10,437
2018	12.305126	11.424976	-7.15%	8,024
2017	10.537903	12.305126	16.77%	2,717
2016	9.701045	10.537903	8.63%	2,895
2015*	10.000000	9.701045	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.834518	13.800470	-6.97%	21,690
2019	11.527840	14.834518	28.68%	42,815
2018	12.180662	11.527840	-5.36%	44,865
2017	11.632291	12.180662	4.71%	30,607
2016	11.001460	11.632291	5.73%	9,221
2015	11.821126	11.001460	-6.93%	482
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.226985	18.920304	16.60%	601,634
2019	12.541538	16.226985	29.39%	751,334
2018	13.329741	12.541538	-5.91%	489,544
2017	11.117956	13.329741	19.89%	435,832
2016	10.092399	11.117956	10.16%	188,349
2015	10.112883	10.092399	-0.20%	33,745
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.122551	10.268698	1.44%	164,386
2019	9.858149	10.122551	2.68%	159,983
2018	9.912485	9.858149	-0.55%	238,165
2017	9.891558	9.912485	0.21%	22,827
2016	9.782784	9.891558	1.11%	7,436
2015	9.950603	9.782784	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.875904	16.332998	17.71%	148,502
2019	11.256219	13.875904	23.27%	201,501
2018	12.871174	11.256219	-12.55%	118,867
2017	11.426427	12.871174	12.64%	105,547
2016	9.582428	11.426427	19.24%	12,627
2015	10.212130	9.582428	-6.17%	3,813

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.823494	42.470308	58.33%	14,272
2019	19.870605	26.823494	34.99%	18,745
2018	21.671499	19.870605	-8.31%	7,199
2017	17.226107	21.671499	25.81%	11,572
2016	16.464205	17.226107	4.63%	2,715
2015	16.747403	16.464205	-1.69%	319
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.143223	10.832661	6.80%	3,152
2019	8.920763	10.143223	13.70%	3,153
2018	9.701537	8.920763	-8.05%	3,154
2017	9.218033	9.701537	5.25%	521
2016	9.404472	9.218033	-1.98%	521
2015	10.041273	9.404472	-6.34%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.124442	12.906620	6.45%	6,090
2019	10.998711	12.124442	10.24%	16,151
2018	11.792382	10.998711	-6.73%	17,071
2017	10.542836	11.792382	11.85%	39,812
2016	9.465217	10.542836	11.39%	44,841
2015	10.565506	9.465217	-10.41%	2,910
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.087475	6.079073	-0.14%	6,905
2019	5.541738	6.087475	9.85%	2,068
2018	6.547962	5.541738	-15.37%	3,407
2017	6.504161	6.547962	0.67%	2,467
2016	5.739372	6.504161	13.33%	0
2015	7.826466	5.739372	-26.67%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.748452	11.101236	3.28%	52,873
2019	10.393201	10.748452	3.42%	53,119
2018	10.439498	10.393201	-0.44%	43,918
2017	10.087112	10.439498	3.49%	3,507
2016	9.772042	10.087112	3.22%	2,356
2015	10.086102	9.772042	-3.11%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.638914	15.391486	5.14%	24,618
2019	12.942796	14.638914	13.10%	16,935
2018	13.786121	12.942796	-6.12%	1,509
2017	12.729307	13.786121	8.30%	1,219
2016	11.397110	12.729307	11.69%	2,032
2015	11.832952	11.397110	-3.68%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.982454	11.526055	4.95%	55,266
2019	10.264423	10.982454	7.00%	50,573
2018	10.375963	10.264423	-1.07%	35,053
2017*	10.000000	10.375963	3.76%	12,676
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.712751	11.143786	4.02%	28,140
2019	10.158209	10.712751	5.46%	18,160
2018	10.094510	10.158209	0.63%	549
2017*	10.000000	10.094510	0.95%	114
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.174558	12.199070	9.17%	10,992
2019	10.594587	11.174558	5.47%	9,850
2018	11.196459	10.594587	-5.38%	1,293
2017	10.249057	11.196459	9.24%	0
2016	10.095801	10.249057	1.52%	136
2015	11.025047	10.095801	-8.43%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.236412	10.314356	0.76%	211,577
2019	10.104062	10.236412	1.31%	39,136
2018	10.098969	10.104062	0.05%	82,399
2017	10.006133	10.098969	0.93%	50,571
2016	9.917621	10.006133	0.89%	19,920
2015*	10.000000	9.917621	-0.82%	1,006
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.629073	12.450773	7.07%	146,149
2019	10.890078	11.629073	6.79%	180,172
2018	11.110477	10.890078	-1.98%	132,512
2017	10.744528	11.110477	3.41%	80,744
2016	10.616869	10.744528	1.20%	40,627
2015	10.726161	10.616869	-1.02%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.499316	34.99%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.321039	14.947451	4.37%	30,089
2019	11.132283	14.321039	28.64%	22,335
2018	12.332343	11.132283	-9.73%	18,644
2017	10.524818	12.332343	17.17%	10,295
2016	9.387605	10.524818	12.11%	1,232
2015*	10.000000	9.387605	-6.12%	420
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	36.080768	38.289894	6.12%	4,083
2019	29.898178	36.080768	20.68%	3,499
2018	34.491066	29.898178	-13.32%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	15.848714	15.617974	-1.46%	4,387
2019	12.543809	15.848714	26.35%	2,016
2018	14.496412	12.543809	-13.47%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	12.780011	16.297571	27.52%	122,987
2019	10.071445	12.780011	26.89%	128,327
2018	10.123264	10.071445	-0.51%	82,973
2017	8.060360	10.123264	25.59%	65,551
2016	9.150955	8.060360	-11.92%	22,060
2015*	10.000000	9.150955	-8.49%	10,001
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.120157	11.779517	5.93%	33,162
2019	10.617633	11.120157	4.73%	38,655
2018	10.050638	10.617633	5.64%	32,548
2017	9.933104	10.050638	1.18%	24,928
2016	9.828603	9.933104	1.06%	12,050
2015	10.054109	9.828603	-2.24%	4,428
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	9.922415	11.442298	15.32%	1,696
2019	7.723259	9.922415	28.47%	1,777
2018*	10.000000	7.723259	-22.77%	1,543
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.358379	8.625729	17.22%	87,275
2019	6.687001	7.358379	10.04%	82,318
2018	9.470962	6.687001	-29.39%	68,835
2017	9.793267	9.470962	-3.29%	70,871
2016	6.921903	9.793267	41.48%	35,487
2015*	10.000000	6.921903	-30.78%	6,489
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.159723	16.629414	36.76%	62,125
2019	8.883851	12.159723	36.87%	58,173
2018	10.795912	8.883851	-17.71%	175,325
2017*	10.000000	10.795912	7.96%	13,245
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.790853	10.480216	-2.88%	40,385
2019*	10.000000	10.790853	7.91%	116,820

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.813511	8.882261	0.78%	0
2019	7.653642	8.813511	15.15%	0
2018*	10.000000	7.653642	-23.46%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.016435	6.656232	-26.18%	0
2019	7.594275	9.016435	18.73%	0
2018	9.504668	7.594275	-20.10%	0
2017	9.720846	9.504668	-2.22%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.563397	16.764988	7.72%	0
2019	11.287534	15.563397	37.88%	0
2018	13.088986	11.287534	-13.76%	0
2017	10.622868	13.088986	23.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.771123	11.635075	8.02%	0
2019	10.031049	10.771123	7.38%	0
2018	10.469368	10.031049	-4.19%	0
2017	10.241566	10.469368	2.22%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	12.974343	29.74%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.049650	30.50%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.485526	11.790660	2.66%	0
2019	9.903703	11.485526	15.97%	0
2018	10.830175	9.903703	-8.55%	0
2017	9.750217	10.830175	11.08%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.092693	20.530820	27.58%	0
2019	12.435712	16.092693	29.41%	0
2018	14.141496	12.435712	-12.06%	0
2017	11.416349	14.141496	23.87%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.187921	13.658730	12.07%	0
2019	10.076751	12.187921	20.95%	0
2018	11.803306	10.076751	-14.63%	0
2017	9.075714	11.803306	30.05%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	13.116717	15.945629	21.57%	0
2019	10.327125	13.116717	27.01%	0
2018	12.215212	10.327125	-15.46%	0
2017	9.598754	12.215212	27.26%	0
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	13.803304	14.763040	6.95%	0
2019	11.566313	13.803304	19.34%	0
2018	12.880361	11.566313	-10.20%	0
2017	11.193216	12.880361	15.07%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.876536	12.531418	5.51%	0
2019	10.486611	11.876536	13.25%	0
2018	10.952693	10.486611	-4.26%	0
2017	10.373486	10.952693	5.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.582075	11.325320	7.02%	0
2019	9.832897	10.582075	7.62%	0
2018	10.045751	9.832897	-2.12%	0
2017	9.871500	10.045751	1.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.665965	14.976928	2.12%	0
2019	11.669612	14.665965	25.68%	0
2018	12.784372	11.669612	-8.72%	0
2017	11.129978	12.784372	14.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.691937	17.486206	19.02%	0
2019	12.653803	14.691937	16.11%	0
2018	13.886958	12.653803	-8.88%	0
2017	12.385707	13.886958	12.12%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.240345	14.079221	6.34%	0
2019	11.203800	13.240345	18.18%	0
2018	13.477918	11.203800	-16.87%	0
2017	11.881684	13.477918	13.43%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.092394	11.626875	4.82%	0
2019	9.654694	11.092394	14.89%	0
2018	10.200443	9.654694	-5.35%	0
2017*	10.000000	10.200443	2.00%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.409411	12.933868	-3.55%	0
2019	10.648181	13.409411	25.93%	0
2018	13.003593	10.648181	-18.11%	0
2017	11.800240	13.003593	10.20%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.911397	10.973727	0.57%	0
2019	10.334754	10.911397	5.58%	27,174
2018	10.491312	10.334754	-1.49%	25,615
2017	10.285782	10.491312	2.00%	27,739
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.294505	10.679470	3.74%	0
2019*	10.000000	10.294505	2.95%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.495819	13.544432	29.05%	0
2019	8.239455	10.495819	27.38%	0
2018*	10.000000	8.239455	-17.61%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.466204	16.215698	20.42%	0
2019	11.003803	13.466204	22.38%	0
2018	11.679617	11.003803	-5.79%	0
2017	10.200957	11.679617	14.50%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	14.686104	18.858651	28.41%	0
2019	11.346110	14.686104	29.44%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.569639	15.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.814402	15.716250	6.09%	0
2019	11.585966	14.814402	27.87%	0
2018	12.941018	11.585966	-10.47%	0
2017	11.254640	12.941018	14.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.540968	24.827700	41.54%	0
2019	13.278445	17.540968	32.10%	0
2018	13.526516	13.278445	-1.83%	0
2017	10.175300	13.526516	32.93%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.785822	11.609355	7.64%	0
2019	9.998662	10.785822	7.87%	0
2018	10.221874	9.998662	-2.18%	0
2017	9.968679	10.221874	2.54%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.382930	11.380426	-8.10%	0
2019	10.214581	12.382930	21.23%	0
2018	11.075359	10.214581	-7.77%	0
2017	10.823949	11.075359	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.281829	11.920337	5.66%	0
2019	10.340192	11.281829	9.11%	0
2018	10.792465	10.340192	-4.19%	0
2017	10.177351	10.792465	6.04%	0
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.076924	20.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	17.065342	18.802402	10.18%	0
2019	14.439970	17.065342	18.18%	0
2018	16.210262	14.439970	-10.92%	0
2017	14.681163	16.210262	10.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.086406	12.992710	-0.72%	0
2019	11.435768	13.086406	14.43%	0
2018	12.120740	11.435768	-5.65%	0
2017	11.208167	12.120740	8.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.375601	13.541703	-5.80%	0
2019	11.723016	14.375601	22.63%	0
2018	13.392816	11.723016	-12.47%	0
2017	12.507085	13.392816	7.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.695063	9.054467	-6.61%	8,379
2019	9.638695	9.695063	0.58%	69,872
2018	9.590464	9.638695	0.50%	63,170
2017	9.542503	9.590464	0.50%	60,403
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.669452	11.979381	2.66%	0
2019	10.573080	11.669452	10.37%	0
2018	11.210098	10.573080	-5.68%	0
2017	10.050970	11.210098	11.53%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.752190	9.652453	-1.02%	0
2019	9.710664	9.752190	0.43%	0
2018	9.716402	9.710664	-0.06%	0
2017	9.731782	9.716402	-0.16%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.085434	10.612433	5.23%	0
2019	9.399426	10.085434	7.30%	0
2018*	10.000000	9.399426	-6.01%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.454767	6.529712	1.16%	0
2019	6.053545	6.454767	6.63%	0
2018	6.749277	6.053545	-10.31%	0
2017	6.296465	6.749277	7.19%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.378757	14.876163	3.46%	0
2019	13.817656	14.378757	4.06%	0
2018	16.097291	13.817656	-14.16%	0
2017	14.214008	16.097291	13.25%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.995926	9.525309	5.88%	0
2019	8.688108	8.995926	3.54%	0
2018	9.283242	8.688108	-6.41%	0
2017	9.080995	9.283242	2.23%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.195855	13.226410	8.45%	0
2019	10.766651	12.195855	13.27%	0
2018	11.706008	10.766651	-8.02%	0
2017	10.809024	11.706008	8.30%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.251948	15.797121	10.84%	0
2019	11.252358	14.251948	26.66%	0
2018	12.420057	11.252358	-9.40%	0
2017	10.644730	12.420057	16.68%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.206913	21.604092	25.55%	0
2019	13.275515	17.206913	29.61%	0
2018	15.547442	13.275515	-14.61%	0
2017	11.566558	15.547442	34.42%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.605131	13.014865	12.15%	0
2019	9.178121	11.605131	26.44%	0
2018	10.978519	9.178121	-16.40%	0
2017	9.072161	10.978519	21.01%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	12.780845	15.076437	17.96%	0
2019	10.276665	12.780845	24.37%	0
2018	11.651324	10.276665	-11.80%	0
2017	10.373319	11.651324	12.32%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.391591	13.595591	19.35%	0
2019	9.029420	11.391591	26.16%	0
2018	11.384222	9.029420	-20.68%	0
2017	9.130744	11.384222	24.68%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.652681	16.452562	12.28%	0
2019	12.203117	14.652681	20.07%	0
2018	13.089293	12.203117	-6.77%	0
2017	11.223703	13.089293	16.62%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.952528	3.707221	-37.72%	0
2019	5.834142	5.952528	2.03%	0
2018	8.984638	5.834142	-35.07%	0
2017	10.430745	8.984638	-13.86%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	14.071441	15.820958	12.43%	0
2019	11.671572	14.071441	20.56%	0
2018	11.787362	11.671572	-0.98%	0
2017	10.119137	11.787362	16.49%	0
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.467878	20.527339	17.51%	0
2019	13.107620	17.467878	33.27%	0
2018	13.383844	13.107620	-2.06%	0
2017	10.680343	13.383844	25.31%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.694986	11.626302	8.71%	0
2019	9.925943	10.694986	7.75%	0
2018	10.198858	9.925943	-2.68%	0
2017	10.007728	10.198858	1.91%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	22.874725	33.996581	48.62%	0
2019	16.019557	22.874725	42.79%	0
2018	16.101926	16.019557	-0.51%	0
2017	11.268611	16.101926	42.89%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	12.101732	13.769817	13.78%	0
2019	10.528275	12.101732	14.95%	0
2018	11.397922	10.528275	-7.63%	0
2017	9.892696	11.397922	15.22%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	11.757770	12.197687	3.74%	0
2019	10.435759	11.757770	12.67%	0
2018	11.131941	10.435759	-6.25%	0
2017	10.106367	11.131941	10.15%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.235839	9.963829	-2.66%	4,050
2019	8.787028	10.235839	16.49%	67,764
2018	10.943252	8.787028	-19.70%	70,429
2017	8.682196	10.943252	26.04%	59,434
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.672907	13.550231	16.08%	0
2019	9.490173	11.672907	23.00%	0
2018	10.527569	9.490173	-9.85%	0
2017	9.205021	10.527569	14.37%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	15.125547	21.313664	40.91%	0
2019	12.121699	15.125547	24.78%	0
2018	11.912624	12.121699	1.76%	0
2017	9.749908	11.912624	22.18%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.629786	12.283392	5.62%	3,194
2019	10.345152	11.629786	12.42%	28,683
2018	10.948747	10.345152	-5.51%	28,945
2017	10.240791	10.948747	6.91%	26,638
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.475383	10.652108	1.69%	0
2019	10.112853	10.475383	3.58%	0
2018	10.140581	10.112853	-0.27%	0
2017	10.063888	10.140581	0.76%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.864190	11.507667	5.92%	0
2019	10.163688	10.864190	6.89%	0
2018	10.415719	10.163688	-2.42%	0
2017	10.170248	10.415719	2.41%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.892447	18.570475	33.67%	0
2019	11.545886	13.892447	20.32%	21,253
2018	12.022028	11.545886	-3.96%	23,190
2017	10.924541	12.022028	10.05%	24,163

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	12.733375	13.260848	4.14%	0
2019	10.347765	12.733375	23.05%	0
2018	10.411122	10.347765	-0.61%	0
2017	9.221933	10.411122	12.90%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	13.973256	15.852840	13.45%	0
2019	10.996543	13.973256	27.07%	0
2018	12.122139	10.996543	-9.29%	0
2017	10.204806	12.122139	18.79%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.996413	13.581526	4.50%	0
2019	11.531731	12.996413	12.70%	0
2018	12.286443	11.531731	-6.14%	0
2017	11.267672	12.286443	9.04%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.850635	12.357134	13.88%	0
2019*	10.000000	10.850635	8.51%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	13.775395	16.327117	18.52%	0
2019	11.118688	13.775395	23.89%	0
2018	12.492250	11.118688	-11.00%	0
2017	9.989866	12.492250	25.05%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.313439	33.13%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.354240	13.650699	2.22%	0
2019	10.362062	13.354240	28.88%	0
2018	11.891136	10.362062	-12.86%	0
2017	10.633735	11.891136	11.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.952102	13.477411	4.06%	5,653
2019	11.505687	12.952102	12.57%	74,222
2018	12.554369	11.505687	-8.35%	74,808
2017	11.618453	12.554369	8.06%	69,594
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.968722	12.603549	-2.82%	0
2019	10.286331	12.968722	26.08%	45,767
2018	11.326816	10.286331	-9.19%	52,034
2017	10.206813	11.326816	10.97%	51,823

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.589698	11.409389	-16.04%	9,483
2019	11.674742	13.589698	16.40%	71,163
2018	12.899245	11.674742	-9.49%	73,002
2017	11.924345	12.899245	8.18%	63,830
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.386033	14.630269	9.30%	0
2019	11.530369	13.386033	16.09%	0
2018	12.527916	11.530369	-7.96%	0
2017	10.956121	12.527916	14.35%	0
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.613239	22.684024	113.73%	0
2019*	10.000000	10.613239	6.13%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.482367	24.500663	48.65%	0
2019	12.584061	16.482367	30.98%	0
2018	15.317129	12.584061	-17.84%	0
2017	12.374099	15.317129	23.78%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.242496	20.145103	10.43%	0
2019	15.318027	18.242496	19.09%	0
2018	16.350882	15.318027	-6.32%	0
2017	14.320700	16.350882	14.18%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.784514	11.612447	7.68%	0
2019	10.036083	10.784514	7.46%	0
2018	10.289819	10.036083	-2.47%	0
2017	10.110793	10.289819	1.77%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	14.675067	18.800452	28.11%	0
2019	11.042844	14.675067	32.89%	0
2018	12.365706	11.042844	-10.70%	0
2017	9.575508	12.365706	29.14%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	16.831767	25.142722	49.38%	0
2019	13.102511	16.831767	28.46%	0
2018	13.377413	13.102511	-2.05%	0
2017	10.615873	13.377413	26.01%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.212310	16.960958	11.49%	0
2019	12.277129	15.212310	23.91%	0
2018	12.730597	12.277129	-3.56%	0
2017	10.588981	12.730597	20.22%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.929100	11.213602	2.60%	0
2019	10.153360	10.929100	7.64%	27,087
2018	10.545612	10.153360	-3.72%	26,204
2017	10.058108	10.545612	4.85%	27,672
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.488473	16.806892	8.51%	0
2019	12.174942	15.488473	27.22%	0
2018	12.383129	12.174942	-1.68%	0
2017	10.444038	12.383129	18.57%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	14.079036	14.346621	1.90%	0
2019	11.242730	14.079036	25.23%	0
2018	12.322543	11.242730	-8.76%	0
2017	10.618735	12.322543	16.05%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.247404	12.703185	12.94%	0
2019	9.923940	11.247404	13.34%	0
2018	10.997228	9.923940	-9.76%	0
2017	9.417005	10.997228	16.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.633124	21.789563	10.98%	0
2019	16.063104	19.633124	22.22%	0
2018	18.253974	16.063104	-12.00%	0
2017	15.452916	18.253974	18.13%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.477277	16.737833	8.14%	0
2019	13.511043	15.477277	14.55%	0
2018	14.615002	13.511043	-7.55%	0
2017	13.227791	14.615002	10.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.584256	19.326231	9.91%	0
2019	14.831883	17.584256	18.56%	0
2018	16.380273	14.831883	-9.45%	0
2017	14.344883	16.380273	14.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.743162	13.518799	6.09%	0
2019	11.677985	12.743162	9.12%	0
2018	12.161540	11.677985	-3.98%	0
2017	11.596384	12.161540	4.87%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.856742	12.280164	3.57%	0
2019	10.561967	11.856742	12.26%	0
2018	11.520657	10.561967	-8.32%	0
2017	10.180528	11.520657	13.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.264297	12.982549	5.86%	0
2019	10.777108	12.264297	13.80%	0
2018	11.763015	10.777108	-8.38%	0
2017	10.127725	11.763015	16.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.547285	18.059705	9.14%	0
2019	14.204829	16.547285	16.49%	0
2018	15.506527	14.204829	-8.39%	0
2017	13.798543	15.506527	12.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.426898	20.396462	10.69%	0
2019	15.289510	18.426898	20.52%	0
2018	17.136375	15.289510	-10.78%	0
2017	14.719310	17.136375	16.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.604102	15.703553	7.53%	0
2019	12.958224	14.604102	12.70%	0
2018	13.800612	12.958224	-6.10%	0
2017	12.736902	13.800612	8.35%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.710434	11.320480	5.70%	0
2019	10.021058	10.710434	6.88%	0
2018	10.201282	10.021058	-1.77%	0
2017	10.032622	10.201282	1.68%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	9.884936	10.251389	3.71%	0
2019	8.912433	9.884936	10.91%	0
2018	10.721916	8.912433	-16.88%	0
2017	8.860717	10.721916	21.01%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.748001	17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.990393	11.570402	5.28%	0
2019	10.254541	10.990393	7.18%	0
2018	10.472989	10.254541	-2.09%	0
2017	10.195174	10.472989	2.72%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.614156	12.486789	7.51%	0
2019	10.747934	11.614156	8.06%	0
2018	11.062167	10.747934	-2.84%	0
2017	10.811550	11.062167	2.32%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.601707	10.844457	2.29%	0
2019	10.087864	10.601707	5.09%	0
2018*	10.000000	10.087864	0.88%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.296240	13.699932	11.42%	0
2019	10.166567	12.296240	20.95%	0
2018	12.522668	10.166567	-18.81%	0
2017	8.992887	12.522668	39.25%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.111699	12.660494	4.53%	0
2019	10.705593	12.111699	13.13%	0
2018	11.194157	10.705593	-4.36%	0
2017	10.634115	11.194157	5.27%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.185630	10.624246	4.31%	0
2019	9.744921	10.185630	4.52%	0
2018	9.909021	9.744921	-1.66%	0
2017	9.868484	9.909021	0.41%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.930517	8.821600	-1.22%	6,088
2019	8.921041	8.930517	0.11%	0
2018	8.946655	8.921041	-0.29%	0
2017	9.053783	8.946655	-1.18%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.192449	11.883863	6.18%	0
2019	9.545905	11.192449	17.25%	0
2018	11.364432	9.545905	-16.00%	0
2017	9.069714	11.364432	25.30%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.879963	12.596157	6.03%	0
2019	9.894646	11.879963	20.06%	0
2018	11.643886	9.894646	-15.02%	0
2017	9.455639	11.643886	23.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.956384	15.524665	11.24%	0
2019	11.439667	13.956384	22.00%	0
2018	12.730252	11.439667	-10.14%	0
2017	10.901413	12.730252	16.78%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.362477	13.335978	7.87%	0
2019	10.870349	12.362477	13.73%	0
2018	11.587487	10.870349	-6.19%	0
2017	10.574520	11.587487	9.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.282350	14.618069	10.06%	0
2019	11.231348	13.282350	18.26%	0
2018	12.179821	11.231348	-7.79%	0
2017	10.759005	12.179821	13.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.244384	11.831473	5.22%	0
2019	10.411507	11.244384	8.00%	0
2018	10.754090	10.411507	-3.19%	0
2017	10.319918	10.754090	4.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.013133	12.385109	3.10%	0
2019	10.782195	12.013133	11.42%	0
2018	11.588047	10.782195	-6.95%	0
2017	10.306081	11.588047	12.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.554338	13.161888	4.84%	0
2019	11.047960	12.554338	13.63%	0
2018	11.927846	11.047960	-7.38%	0
2017	10.342356	11.927846	15.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.872119	14.004843	8.80%	58,117
2019	11.087411	12.872119	16.10%	58,117
2018	11.922941	11.087411	-7.01%	58,117
2017	10.707602	11.922941	11.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.580942	15.041734	10.76%	0
2019	11.305894	13.580942	20.12%	0
2018	12.427565	11.305894	-9.03%	0
2017	10.801904	12.427565	15.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.036972	12.883513	7.03%	0
2019	10.757433	12.036972	11.89%	0
2018	11.334000	10.757433	-5.09%	0
2017	10.525001	11.334000	7.69%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.466509	11.055233	5.62%	0
2019*	10.000000	10.466509	4.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.767148	12.289583	14.14%	0
2019*	10.000000	10.767148	7.67%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.087142	10.096055	0.09%	0
2019*	10.000000	10.087142	0.87%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	27.132628	34.756273	28.10%	0
2019	21.132022	27.132628	28.40%	0
2018	22.176804	21.132022	-4.71%	0
2017	17.316684	22.176804	28.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.129483	13.863750	5.59%	0
2019	11.192653	13.129483	17.30%	0
2018	11.927413	11.192653	-6.16%	0
2017	10.290071	11.927413	15.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.411093	15.201321	5.48%	0
2019	11.981779	14.411093	20.28%	0
2018	12.474055	11.981779	-3.95%	0
2017	10.395239	12.474055	20.00%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.477152	19.256677	16.87%	0
2019	12.168312	16.477152	35.41%	0
2018	12.535190	12.168312	-2.93%	0
2017	10.004576	12.535190	25.29%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.491361	13.487853	-0.03%	0
2019	10.800946	13.491361	24.91%	0
2018	12.101212	10.800946	-10.74%	0
2017	11.317580	12.101212	6.92%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.800131	18.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.262496	15.907158	11.53%	0
2019	11.511994	14.262496	23.89%	0
2018	13.176418	11.511994	-12.63%	0
2017	11.541773	13.176418	14.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.953268	23.347564	-2.53%	0
2019	19.615766	23.953268	22.11%	0
2018	22.909760	19.615766	-14.38%	0
2017	20.409647	22.909760	12.25%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	14.130615	19.577739	38.55%	0
2019	10.586165	14.130615	33.48%	0
2018	11.698531	10.586165	-9.51%	0
2017	9.518228	11.698531	22.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.696279	12.103520	3.48%	0
2019	9.994300	11.696279	17.03%	0
2018	12.231478	9.994300	-18.29%	0
2017	11.406254	12.231478	7.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	13.089376	15.791440	20.64%	0
2019	10.590213	13.089376	23.60%	0
2018	12.322953	10.590213	-14.06%	0
2017	11.040205	12.322953	11.62%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.010263	17.901589	11.81%	0
2019	12.677044	16.010263	26.29%	0
2018	13.535871	12.677044	-6.34%	0
2017	11.003122	13.535871	23.02%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.174221	15.839812	11.75%	0
2019	11.404898	14.174221	24.28%	0
2018	12.289781	11.404898	-7.20%	0
2017	10.530086	12.289781	16.71%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.784448	13.746909	-7.02%	0
2019	11.494753	14.784448	28.62%	0
2018	12.151903	11.494753	-5.41%	0
2017	11.610693	12.151903	4.66%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.184732	18.861470	16.54%	0
2019	12.515229	16.184732	29.32%	0
2018	13.308565	12.515229	-5.96%	0
2017	11.105907	13.308565	19.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.078190	10.218514	1.39%	0
2019	9.819922	10.078190	2.63%	0
2018	9.879083	9.819922	-0.60%	0
2017	9.863204	9.879083	0.16%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.839777	16.282214	17.65%	0
2019	11.232606	13.839777	23.21%	0
2018	12.850740	11.232606	-12.59%	0
2017	11.414060	12.850740	12.59%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.692363	42.241291	58.25%	0
2019	19.783495	26.692363	34.92%	0
2018	21.587504	19.783495	-8.36%	0
2017	17.168008	21.587504	25.74%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.116814	10.798982	6.74%	0
2019	8.902050	10.116814	13.65%	0
2018	9.686123	8.902050	-8.09%	0
2017	9.208039	9.686123	5.19%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.071314	12.843549	6.40%	0
2019	10.956067	12.071314	10.18%	0
2018	11.752650	10.956067	-6.78%	0
2017	10.512610	11.752650	11.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.057722	6.046292	-0.19%	0
2019	5.517445	6.057722	9.79%	0
2018	6.522575	5.517445	-15.41%	0
2017	6.482227	6.522575	0.62%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.715086	11.061162	3.23%	0
2019	10.366180	10.715086	3.37%	0
2018	10.417664	10.366180	-0.49%	0
2017	10.071103	10.417664	3.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.567371	15.308503	5.09%	0
2019	12.886083	14.567371	13.05%	0
2018	13.732714	12.886083	-6.17%	0
2017	12.686402	13.732714	8.25%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.967625	11.504660	4.90%	0
2019	10.255754	10.967625	6.94%	0
2018	10.372474	10.255754	-1.13%	0
2017*	10.000000	10.372474	3.72%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.698274	11.123098	3.97%	0
2019	10.149628	10.698274	5.41%	0
2018	10.091122	10.149628	0.58%	0
2017*	10.000000	10.091122	0.91%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.119899	12.133251	9.11%	0
2019	10.548115	11.119899	5.42%	0
2018	11.153034	10.548115	-5.42%	0
2017	10.214466	11.153034	9.19%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.213247	10.285809	0.71%	0
2019	10.086302	10.213247	1.26%	0
2018	10.086365	10.086302	0.00%	0
2017	9.998703	10.086365	0.88%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.578071	12.389885	7.01%	0
2019	10.847817	11.578071	6.73%	0
2018	11.073007	10.847817	-2.03%	0
2017	10.713713	11.073007	3.35%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.494766	34.95%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.288660	14.906099	4.32%	0
2019	11.112747	14.288660	28.58%	0
2018	12.316983	11.112747	-9.78%	0
2017	10.517008	12.316983	17.11%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	35.748589	37.918145	6.07%	0
2019	29.637932	35.748589	20.62%	0
2018	34.208285	29.637932	-13.36%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	15.702734	15.466274	-1.51%	0
2019	12.434575	15.702734	26.28%	0
2018	14.377504	12.434575	-13.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	12.751066	16.252423	27.46%	0
2019	10.053729	12.751066	26.83%	0
2018	10.110615	10.053729	-0.56%	0
2017	8.054362	10.110615	25.53%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.085586	11.736939	5.88%	0
2019	10.589994	11.085586	4.68%	21,364
2018	10.029586	10.589994	5.59%	20,105
2017	9.917305	10.029586	1.13%	23,244
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	9.914033	11.426834	15.26%	0
2019	7.720641	9.914033	28.41%	0
2018*	10.000000	7.720641	-22.79%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.341707	8.601838	17.16%	6,334
2019	6.675237	7.341707	9.98%	70,992
2018	9.459130	6.675237	-29.43%	70,010
2017	9.785981	9.459130	-3.34%	49,331
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.143290	16.598548	36.69%	0
2019	8.876336	12.143290	36.81%	0
2018	10.792285	8.876336	-17.75%	0
2017*	10.000000	10.792285	7.92%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.787196	10.471348	-2.93%	0
2019*	10.000000	10.787196	7.87%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.798591	8.858219	0.68%	0
2019	7.648438	8.798591	15.04%	0
2018*	10.000000	7.648438	-23.52%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.960463	6.608188	-26.25%	0
2019	7.554782	8.960463	18.61%	0
2018	9.464893	7.554782	-20.18%	0
2017	9.689973	9.464893	-2.32%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.482447	16.660859	7.61%	0
2019	11.240224	15.482447	37.74%	0
2018	13.047441	11.240224	-13.85%	0
2017	10.599859	13.047441	23.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.676820	11.521505	7.91%	6,138
2019	9.953313	10.676820	7.27%	6,138
2018	10.398839	9.953313	-4.28%	0
2017	10.182877	10.398839	2.12%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	12.965604	29.66%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.040850	30.41%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.425752	11.717413	2.55%	0
2019	9.862165	11.425752	15.85%	0
2018	10.795778	9.862165	-8.65%	0
2017	9.729085	10.795778	10.96%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.984179	20.371699	27.45%	0
2019	12.364384	15.984179	29.28%	0
2018	14.074768	12.364384	-12.15%	0
2017	11.373976	14.074768	23.75%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.132776	13.583137	11.95%	0
2019	10.041341	12.132776	20.83%	0
2018	11.773857	10.041341	-14.71%	0
2017	9.062222	11.773857	29.92%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	13.057367	15.857376	21.44%	8,344
2019	10.290837	13.057367	26.88%	8,344
2018	12.184729	10.290837	-15.54%	16,688
2017	9.584484	12.184729	27.13%	0
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	13.740891	14.681381	6.84%	0
2019	11.525706	13.740891	19.22%	0
2018	12.848248	11.525706	-10.29%	0
2017	11.176592	12.848248	14.96%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.822405	12.461652	5.41%	0
2019	10.449411	11.822405	13.14%	0
2018	10.924980	10.449411	-4.35%	0
2017	10.357727	10.924980	5.48%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.542795	11.271834	6.92%	0
2019	9.806346	10.542795	7.51%	0
2018	10.028857	9.806346	-2.22%	0
2017	9.864876	10.028857	1.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.611552	14.906217	2.02%	0
2019	11.638106	14.611552	25.55%	0
2018	12.762872	11.638106	-8.81%	0
2017	11.122514	12.762872	14.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.548593	17.298050	18.90%	0
2019	12.543061	14.548593	15.99%	0
2018	13.779477	12.543061	-8.97%	0
2017	12.302282	13.779477	12.01%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.164430	13.984301	6.23%	0
2019	11.150874	13.164430	18.06%	0
2018	13.427947	11.150874	-16.96%	0
2017	11.849602	13.427947	13.32%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.062411	11.583690	4.71%	0
2019	9.638360	11.062411	14.77%	0
2018	10.193589	9.638360	-5.45%	0
2017*	10.000000	10.193589	1.94%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.348737	12.862282	-3.64%	0
2019	10.610761	13.348737	25.80%	0
2018	12.971138	10.610761	-18.20%	0
2017	11.782697	12.971138	10.09%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.859807	10.910757	0.47%	0
2019	10.296334	10.859807	5.47%	0
2018	10.462970	10.296334	-1.59%	0
2017	10.268384	10.462970	1.90%	0
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.287523	10.661417	3.63%	0
2019*	10.000000	10.287523	2.88%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.478045	13.507789	28.92%	0
2019	8.233851	10.478045	27.26%	0
2018*	10.000000	8.233851	-17.66%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.405281	16.125963	20.30%	0
2019	10.965146	13.405281	22.25%	0
2018	11.650470	10.965146	-5.88%	0
2017	10.185797	11.650470	14.38%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	14.616660	18.750442	28.28%	0
2019	11.303923	14.616660	29.31%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.561836	15.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.759433	15.642048	5.98%	0
2019	11.554690	14.759433	27.74%	0
2018	12.919269	11.554690	-10.56%	0
2017	11.247098	12.919269	14.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.458046	24.685301	41.40%	39,778
2019	13.229082	17.458046	31.97%	0
2018	13.489998	13.229082	-1.93%	0
2017	10.158088	13.489998	32.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.745798	11.554535	7.53%	26,255
2019	9.971678	10.745798	7.76%	0
2018	10.204695	9.971678	-2.28%	0
2017	9.962000	10.204695	2.44%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.326923	11.317461	-8.19%	0
2019	10.178701	12.326923	21.11%	0
2018	11.047735	10.178701	-7.87%	0
2017	10.807870	11.047735	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.223116	11.846267	5.55%	0
2019	10.296824	11.223116	9.00%	0
2018	10.758177	10.296824	-4.29%	0
2017	10.155305	10.758177	5.94%	0
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.068767	20.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.898804	18.600041	10.07%	0
2019	14.313572	16.898804	18.06%	0
2018	16.084776	14.313572	-11.01%	0
2017	14.582257	16.084776	10.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.998183	12.892018	-0.82%	0
2019	11.370186	12.998183	14.32%	0
2018	12.063524	11.370186	-5.75%	0
2017	11.166554	12.063524	8.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.278671	13.436754	-5.90%	0
2019	11.655791	14.278671	22.50%	0
2018	13.329625	11.655791	-12.56%	0
2017	12.460678	13.329625	6.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.649224	9.002512	-6.70%	0
2019	9.602871	9.649224	0.48%	0
2018	9.564580	9.602871	0.40%	0
2017	9.526380	9.564580	0.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.597006	11.892937	2.55%	0
2019	10.518108	11.597006	10.26%	0
2018	11.163197	10.518108	-5.78%	0
2017	10.019050	11.163197	11.42%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.701531	9.592551	-1.12%	0
2019	9.670023	9.701531	0.33%	0
2018	9.685591	9.670023	-0.16%	0
2017	9.710725	9.685591	-0.26%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.068356	10.583722	5.12%	0
2019	9.393040	10.068356	7.19%	0
2018*	10.000000	9.393040	-6.07%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.382770	6.450337	1.06%	0
2019	5.992090	6.382770	6.52%	0
2018	6.687588	5.992090	-10.40%	0
2017	6.245224	6.687588	7.08%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.123248	14.597008	3.35%	0
2019	13.585899	14.123248	3.96%	0
2018	15.843459	13.585899	-14.25%	0
2017	14.004024	15.843459	13.14%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.868245	9.380592	5.78%	0
2019	8.573487	8.868245	3.44%	0
2018	9.170127	8.573487	-6.51%	0
2017	8.979427	9.170127	2.12%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.120152	13.130979	8.34%	0
2019	10.710685	12.120152	13.16%	0
2018	11.657053	10.710685	-8.12%	0
2017	10.774707	11.657053	8.19%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.187470	15.709699	10.73%	0
2019	11.212812	14.187470	26.53%	0
2018	12.389055	11.212812	-9.49%	0
2017	10.628912	12.389055	16.56%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.090890	21.436662	25.43%	0
2019	13.199379	17.090890	29.48%	0
2018	15.474077	13.199379	-14.70%	0
2017	11.523622	15.474077	34.28%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.552631	12.942833	12.03%	0
2019	9.145868	11.552631	26.32%	0
2018	10.951113	9.145868	-16.48%	0
2017	9.058673	10.951113	20.89%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	12.723044	14.993027	17.84%	0
2019	10.240567	12.723044	24.24%	0
2018	11.622261	10.240567	-11.89%	0
2017	10.357914	11.622261	12.21%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.340033	13.520318	19.23%	0
2019	8.997683	11.340033	26.03%	0
2018	11.355800	8.997683	-20.77%	0
2017	9.117167	11.355800	24.55%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.509710	16.275507	12.17%	0
2019	12.096310	14.509710	19.95%	0
2018	12.987990	12.096310	-6.87%	0
2017	11.148106	12.987990	16.50%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.925560	3.686666	-37.78%	0
2019	5.813601	5.925560	1.93%	0
2018	8.962168	5.813601	-35.13%	0
2017	10.415198	8.962168	-13.95%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	14.007813	15.733460	12.32%	0
2019	11.630584	14.007813	20.44%	0
2018	11.757968	11.630584	-1.08%	0
2017	10.104103	11.757968	16.37%	0
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.388853	20.413749	17.40%	0
2019	13.061557	17.388853	33.13%	0
2018	13.350440	13.061557	-2.16%	0
2017	10.664468	13.350440	25.19%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.646606	11.561972	8.60%	0
2019	9.891076	10.646606	7.64%	0
2018	10.173399	9.891076	-2.78%	0
2017	9.992848	10.173399	1.81%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	22.771320	33.808621	48.47%	1,793
2019	15.963317	22.771320	42.65%	1,793
2018	16.061778	15.963317	-0.61%	3,586
2017	11.251879	16.061778	42.75%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	12.047017	13.693679	13.67%	0
2019	10.491310	12.047017	14.83%	0
2018	11.369499	10.491310	-7.72%	0
2017	9.878003	11.369499	15.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	11.704574	12.130185	3.64%	0
2019	10.399090	11.704574	12.55%	0
2018	11.104158	10.399090	-6.35%	0
2017	10.091345	11.104158	10.04%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.166764	9.886547	-2.76%	0
2019	8.736597	10.166764	16.37%	0
2018	10.891574	8.736597	-19.79%	0
2017	8.649942	10.891574	25.91%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.620105	13.475258	15.97%	0
2019	9.456842	11.620105	22.88%	0
2018	10.501312	9.456842	-9.95%	0
2017	9.191353	10.501312	14.25%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	15.057137	21.195766	40.77%	0
2019	12.079126	15.057137	24.65%	0
2018	11.882906	12.079126	1.65%	0
2017	9.735420	11.882906	22.06%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.551377	12.188210	5.51%	0
2019	10.285838	11.551377	12.30%	0
2018	10.897087	10.285838	-5.61%	0
2017	10.202784	10.897087	6.81%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.428017	10.593188	1.58%	18,308
2019	10.077341	10.428017	3.48%	18,308
2018	10.115274	10.077341	-0.38%	0
2017	10.048929	10.115274	0.66%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.815049	11.443998	5.82%	0
2019	10.127988	10.815049	6.78%	0
2018	10.389739	10.127988	-2.52%	0
2017	10.155145	10.389739	2.31%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.840907	18.482832	33.54%	0
2019	11.514724	13.840907	20.20%	0
2018	12.001824	11.514724	-4.06%	0
2017	10.917212	12.001824	9.93%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	12.675818	13.187515	4.04%	0
2019	10.311439	12.675818	22.93%	0
2018	10.385162	10.311439	-0.71%	0
2017	9.208238	10.385162	12.78%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	13.910064	15.765132	13.34%	0
2019	10.957925	13.910064	26.94%	0
2018	12.091910	10.957925	-9.38%	0
2017	10.189648	12.091910	18.67%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.882612	13.448947	4.40%	0
2019	11.442370	12.882612	12.59%	0
2018	12.203683	11.442370	-6.24%	0
2017	11.203098	12.203683	8.93%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.843275	12.336214	13.77%	0
2019*	10.000000	10.843275	8.43%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	13.713049	16.236746	18.40%	0
2019	11.079604	13.713049	23.77%	0
2018	12.461071	11.079604	-11.09%	0
2017	9.975015	12.461071	24.92%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.304461	33.04%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.293862	13.575185	2.12%	0
2019	10.325687	13.293862	28.75%	0
2018	11.861480	10.325687	-12.95%	0
2017	10.617932	11.861480	11.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.838702	13.345862	3.95%	0
2019	11.416535	12.838702	12.46%	0
2018	12.469814	11.416535	-8.45%	0
2017	11.551880	12.469814	7.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.894306	12.518513	-2.91%	2,796
2019	10.237686	12.894306	25.95%	2,796
2018	11.284768	10.237686	-9.28%	5,592
2017	10.179225	11.284768	10.86%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.470736	11.298030	-16.13%	0
2019	11.584287	13.470736	16.28%	0
2018	12.812374	11.584287	-9.59%	0
2017	11.856033	12.812374	8.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.268793	14.487443	9.18%	0
2019	11.440990	13.268793	15.98%	0
2018	12.443505	11.440990	-8.06%	0
2017	10.893321	12.443505	14.23%	0
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.606034	22.645680	113.52%	0
2019*	10.000000	10.606034	6.06%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.321529	24.236987	48.50%	0
2019	12.473901	16.321529	30.85%	0
2018	15.198565	12.473901	-17.93%	0
2017	12.290738	15.198565	23.66%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.082835	19.948549	10.32%	0
2019	15.199371	18.082835	18.97%	0
2018	16.240791	15.199371	-6.41%	0
2017	14.238669	16.240791	14.06%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.735720	11.548179	7.57%	0
2019	10.000817	10.735720	7.35%	0
2018	10.264131	10.000817	-2.57%	0
2017	10.095758	10.264131	1.67%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	14.608692	18.696433	27.98%	0
2019	11.004050	14.608692	32.76%	0
2018	12.334851	11.004050	-10.79%	0
2017	9.561273	12.334851	29.01%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	16.755654	25.003682	49.23%	0
2019	13.056496	16.755654	28.33%	0
2018	13.344050	13.056496	-2.15%	0
2017	10.600104	13.344050	25.89%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.143495	16.867119	11.38%	0
2019	12.233991	15.143495	23.78%	0
2018	12.698828	12.233991	-3.66%	0
2017	10.573243	12.698828	20.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.855415	11.126702	2.50%	0
2019	10.095147	10.855415	7.53%	0
2018	10.495856	10.095147	-3.82%	0
2017	10.020775	10.495856	4.74%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.418418	16.713911	8.40%	0
2019	12.132165	15.418418	27.09%	0
2018	12.352221	12.132165	-1.78%	0
2017	10.428514	12.352221	18.45%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	14.015376	14.267268	1.80%	0
2019	11.203253	14.015376	25.10%	0
2018	12.291819	11.203253	-8.86%	0
2017	10.602971	12.291819	15.93%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.196512	12.632888	12.83%	0
2019	9.889064	11.196512	13.22%	0
2018	10.969763	9.889064	-9.85%	0
2017	9.402992	10.969763	16.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.441556	21.555079	10.87%	0
2019	15.922519	19.441556	22.10%	0
2018	18.112704	15.922519	-12.09%	0
2017	15.348833	18.112704	18.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.326246	16.557699	8.03%	0
2019	13.392779	15.326246	14.44%	0
2018	14.501871	13.392779	-7.65%	0
2017	13.138672	14.501871	10.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.412699	19.118269	9.79%	0
2019	14.702086	17.412699	18.44%	0
2018	16.253511	14.702086	-9.55%	0
2017	14.248278	16.253511	14.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.618823	13.373312	5.98%	0
2019	11.575779	12.618823	9.01%	0
2018	12.067403	11.575779	-4.07%	0
2017	11.518279	12.067403	4.77%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.783132	12.191548	3.47%	0
2019	10.507042	11.783132	12.15%	0
2018	11.472451	10.507042	-8.42%	0
2017	10.148190	11.472451	13.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.188158	12.888866	5.75%	0
2019	10.721076	12.188158	13.68%	0
2018	11.713808	10.721076	-8.47%	0
2017	10.095561	11.713808	16.03%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.385796	17.865322	9.03%	0
2019	14.080486	16.385796	16.37%	0
2018	15.386495	14.080486	-8.49%	0
2017	13.705586	15.386495	12.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.247086	20.176945	10.58%	0
2019	15.155689	18.247086	20.40%	0
2018	17.003743	15.155689	-10.87%	0
2017	14.620158	17.003743	16.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.461676	15.534649	7.42%	0
2019	12.844865	14.461676	12.59%	0
2018	13.693845	12.844865	-6.20%	0
2017	12.651150	13.693845	8.24%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.654716	11.250182	5.59%	0
2019	9.979051	10.654716	6.77%	0
2018	10.168895	9.979051	-1.87%	0
2017	10.010894	10.168895	1.58%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	9.840209	10.194655	3.60%	0
2019	8.881103	9.840209	10.80%	0
2018	10.695147	8.881103	-16.96%	0
2017	8.847537	10.695147	20.88%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.745533	17.46%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.940668	11.506377	5.17%	0
2019	10.218518	10.940668	7.07%	0
2018	10.446859	10.218518	-2.19%	0
2017	10.180031	10.446859	2.62%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.512521	12.364974	7.40%	0
2019	10.664699	11.512521	7.95%	0
2018	10.987707	10.664699	-2.94%	0
2017	10.749640	10.987707	2.21%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.583779	10.815150	2.19%	0
2019	10.081024	10.583779	4.99%	0
2018*	10.000000	10.081024	0.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.240630	13.624132	11.30%	0
2019	10.130856	12.240630	20.83%	0
2018	12.491430	10.130856	-18.90%	0
2017	8.979527	12.491430	39.11%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.042079	12.574951	4.43%	0
2019	10.654848	12.042079	13.02%	0
2018	11.152467	10.654848	-4.46%	0
2017	10.605228	11.152467	5.16%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.139544	10.565452	4.20%	12,719
2019	9.710676	10.139544	4.42%	12,719
2018	9.884282	9.710676	-1.76%	0
2017	9.853811	9.884282	0.31%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.839865	8.723200	-1.32%	0
2019	8.839455	8.839865	0.00%	0
2018	8.873873	8.839455	-0.39%	0
2017	8.989223	8.873873	-1.28%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.141781	11.818065	6.07%	0
2019	9.512335	11.141781	17.13%	0
2018	11.336052	9.512335	-16.09%	0
2017	9.056220	11.336052	25.17%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.818171	12.517940	5.92%	95,302
2019	9.853169	11.818171	19.94%	95,302
2018	11.606930	9.853169	-15.11%	107,785
2017	9.435150	11.606930	23.02%	76,787
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.876086	15.419694	11.12%	0
2019	11.385399	13.876086	21.88%	0
2018	12.682817	11.385399	-10.23%	0
2017	10.871776	12.682817	16.66%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.291358	13.245809	7.77%	0
2019	10.818790	12.291358	13.61%	0
2018	11.544298	10.818790	-6.28%	0
2017	10.545786	11.544298	9.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.205954	14.519253	9.94%	0
2019	11.178080	13.205954	18.14%	0
2018	12.134439	11.178080	-7.88%	0
2017	10.729767	12.134439	13.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.179723	11.751513	5.11%	0
2019	10.362146	11.179723	7.89%	0
2018	10.714029	10.362146	-3.28%	0
2017	10.291872	10.714029	4.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.938569	12.295748	2.99%	0
2019	10.726150	11.938569	11.30%	0
2018	11.539573	10.726150	-7.05%	0
2017	10.273355	11.539573	12.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.476377	13.066894	4.73%	0
2019	10.990494	12.476377	13.52%	0
2018	11.877922	10.990494	-7.47%	0
2017	10.309500	11.877922	15.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.798082	13.910171	8.69%	0
2019	11.034825	12.798082	15.98%	0
2018	11.878512	11.034825	-7.10%	0
2017	10.678498	11.878512	11.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.502840	14.940064	10.64%	0
2019	11.252288	13.502840	20.00%	0
2018	12.381270	11.252288	-9.12%	0
2017	10.772554	12.381270	14.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.967715	12.796400	6.92%	0
2019	10.706401	11.967715	11.78%	0
2018	11.291749	10.706401	-5.18%	0
2017	10.496375	11.291749	7.58%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.459411	11.036540	5.52%	0
2019*	10.000000	10.459411	4.59%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.759840	12.268786	14.02%	0
2019*	10.000000	10.759840	7.60%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.084955	10.083635	-0.01%	0
2019*	10.000000	10.084955	0.85%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.867968	34.382357	27.97%	0
2019	20.947134	26.867968	28.27%	0
2018	22.005238	20.947134	-4.81%	0
2017	17.200103	22.005238	27.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.070086	13.787026	5.49%	0
2019	11.153322	13.070086	17.19%	0
2018	11.897648	11.153322	-6.26%	0
2017	10.274782	11.897648	15.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.345936	15.117245	5.38%	0
2019	11.939706	14.345936	20.15%	0
2018	12.442943	11.939706	-4.04%	0
2017	10.379798	12.442943	19.88%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.402637	19.150150	16.75%	0
2019	12.125578	16.402637	35.27%	0
2018	12.503930	12.125578	-3.03%	0
2017	9.989710	12.503930	25.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.430332	13.413216	-0.13%	0
2019	10.763007	13.430332	24.78%	0
2018	12.071020	10.763007	-10.84%	0
2017	11.300765	12.071020	6.82%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.796502	17.97%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.188276	15.808338	11.42%	62,368
2019	11.463722	14.188276	23.77%	62,368
2018	13.134580	11.463722	-12.72%	69,571
2017	11.516765	13.134580	14.05%	53,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.719582	23.096320	-2.63%	0
2019	19.444112	23.719582	21.99%	0
2018	22.732477	19.444112	-14.47%	0
2017	20.272193	22.732477	12.14%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	14.066687	19.469425	38.41%	0
2019	10.548966	14.066687	33.35%	0
2018	11.669343	10.548966	-9.60%	0
2017	9.504091	11.669343	22.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.643351	12.036530	3.38%	0
2019	9.959175	11.643351	16.91%	0
2018	12.200946	9.959175	-18.37%	0
2017	11.389293	12.200946	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	13.030142	15.704036	20.52%	0
2019	10.552985	13.030142	23.47%	0
2018	12.292181	10.552985	-14.15%	0
2017	11.023781	12.292181	11.51%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.950869	17.817086	11.70%	0
2019	12.642836	15.950869	26.17%	0
2018	13.513137	12.642836	-6.44%	0
2017	10.995749	13.513137	22.89%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.110128	15.752200	11.64%	0
2019	11.364850	14.110128	24.16%	0
2018	12.259126	11.364850	-7.29%	0
2017	10.514433	12.259126	16.59%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.684800	13.640387	-7.11%	0
2019	11.428867	14.684800	28.49%	0
2018	12.094587	11.428867	-5.50%	0
2017	11.567612	12.094587	4.56%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.100578	18.744377	16.42%	194,035
2019	12.462783	16.100578	29.19%	194,035
2018	13.266342	12.462783	-6.06%	201,523
2017	11.081868	13.266342	19.71%	190,466
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.989932	10.118750	1.29%	0
2019	9.743810	9.989932	2.53%	0
2018	9.812517	9.743810	-0.70%	0
2017	9.806666	9.812517	0.06%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.767812	16.181137	17.53%	29,305
2019	11.185542	13.767812	23.09%	29,305
2018	12.809973	11.185542	-12.68%	34,536
2017	11.389347	12.809973	12.47%	23,921
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.431948	41.786805	58.09%	0
2019	19.610363	26.431948	34.79%	0
2018	21.420457	19.610363	-8.45%	0
2017	17.052394	21.420457	25.62%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.064174	10.731897	6.63%	0
2019	8.864728	10.064174	13.53%	0
2018	9.655367	8.864728	-8.19%	0
2017	9.188095	9.655367	5.09%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.965620	12.718180	6.29%	0
2019	10.871155	11.965620	10.07%	0
2018	11.673476	10.871155	-6.87%	0
2017	10.452355	11.673476	11.68%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.998591	5.981185	-0.29%	5,234
2019	5.469124	5.998591	9.68%	5,234
2018	6.472068	5.469124	-15.50%	10,467
2017	6.438547	6.472068	0.52%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.648545	10.981319	3.13%	0
2019	10.312271	10.648545	3.26%	0
2018	10.374073	10.312271	-0.60%	0
2017	10.039128	10.374073	3.34%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.425250	15.143784	4.98%	0
2019	12.773310	14.425250	12.93%	0
2018	13.626426	12.773310	-6.26%	0
2017	12.600957	13.626426	8.14%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.937953	11.461907	4.79%	23,788
2019	10.238400	10.937953	6.83%	23,788
2018	10.365502	10.238400	-1.23%	0
2017*	10.000000	10.365502	3.66%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.669347	11.081774	3.87%	0
2019	10.132459	10.669347	5.30%	0
2018	10.084335	10.132459	0.48%	0
2017*	10.000000	10.084335	0.84%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.011303	12.002574	9.00%	0
2019	10.455695	11.011303	5.31%	0
2018	11.066598	10.455695	-5.52%	0
2017	10.145567	11.066598	9.08%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.167044	10.228887	0.61%	0
2019	10.050871	10.167044	1.16%	0
2018	10.061189	10.050871	-0.10%	0
2017	9.983846	10.061189	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.476740	12.268996	6.90%	0
2019	10.763793	11.476740	6.62%	0
2018	10.998452	10.763793	-2.13%	0
2017	10.652346	10.998452	3.25%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.485669	34.86%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.224046	14.823634	4.22%	0
2019	11.073705	14.224046	28.45%	0
2018	12.286250	11.073705	-9.87%	0
2017	10.501376	12.286250	17.00%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	35.092966	37.184978	5.96%	0
2019	29.123908	35.092966	20.50%	0
2018	33.649343	29.123908	-13.45%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	15.414502	15.166962	-1.61%	0
2019	12.218721	15.414502	26.15%	0
2018	14.142356	12.218721	-13.60%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	12.693371	16.162492	27.33%	2,857
2019	10.018404	12.693371	26.70%	2,857
2018	10.085383	10.018404	-0.66%	5,714
2017	8.042388	10.085383	25.40%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.016757	11.652235	5.77%	0
2019	10.534934	11.016757	4.57%	0
2018	9.987629	10.534934	5.48%	0
2017	9.885811	9.987629	1.03%	0
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	9.897240	11.395899	15.14%	0
2019	7.715388	9.897240	28.28%	0
2018*	10.000000	7.715388	-22.85%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.308467	8.554202	17.05%	0
2019	6.651754	7.308467	9.87%	0
2018	9.435499	6.651754	-29.50%	0
2017	9.771420	9.435499	-3.44%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.110472	16.536942	36.55%	0
2019	8.861327	12.110472	36.67%	0
2018	10.785039	8.861327	-17.84%	0
2017*	10.000000	10.785039	7.85%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.779884	10.453639	-3.03%	0
2019*	10.000000	10.779884	7.80%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.791147	8.846234	0.63%	0
2019	7.645843	8.791147	14.98%	0
2018*	10.000000	7.645843	-23.54%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.932542	6.584242	-26.29%	53
2019	7.535068	8.932542	18.55%	53
2018	9.445033	7.535068	-20.22%	54
2017	9.674537	9.445033	-2.37%	54
2016	6.979163	9.674537	38.62%	0
2015	11.420254	6.979163	-38.89%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.442095	16.609001	7.56%	1,485
2019	11.216615	15.442095	37.67%	1,701
2018	13.026687	11.216615	-13.90%	2,097
2017	10.588354	13.026687	23.03%	2,079
2016	9.960529	10.588354	6.30%	0
2015	10.252374	9.960529	-2.85%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.629951	11.465113	7.86%	5,237
2019	9.914655	10.629951	7.21%	4,808
2018	10.363735	9.914655	-4.33%	4,262
2017	10.153630	10.363735	2.07%	874
2016	9.879592	10.153630	2.77%	0
2015	10.289101	9.879592	-3.98%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	12.961222	29.61%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.036449	30.36%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.395999	11.680961	2.50%	19,877
2019	9.841478	11.395999	15.80%	17,566
2018	10.778638	9.841478	-8.69%	15,663
2017	9.718555	10.778638	10.91%	6,146
2016	9.511164	9.718555	2.18%	0
2015	9.837256	9.511164	-3.31%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.930128	20.292514	27.38%	4,105
2019	12.328846	15.930128	29.21%	2,735
2018	14.041483	12.328846	-12.20%	2,735
2017	11.352825	14.041483	23.68%	2,735
2016	11.321862	11.352825	0.27%	980
2015	11.502352	11.321862	-1.57%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.105273	13.545451	11.90%	9,706
2019	10.023664	12.105273	20.77%	9,910
2018	11.759131	10.023664	-14.76%	10,549
2017	9.055466	11.759131	29.86%	9,591
2016	8.911011	9.055466	1.62%	2,208
2015*	10.000000	8.911011	-10.89%	2,271
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	13.027783	15.813409	21.38%	4,529
2019	10.272732	13.027783	26.82%	2,553
2018	12.169499	10.272732	-15.59%	442
2017	9.577342	12.169499	27.07%	41
2016	9.260721	9.577342	3.42%	0
2015*	10.000000	9.260721	-7.39%	0
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	13.709723	14.640643	6.79%	51,593
2019	11.505402	13.709723	19.16%	42,978
2018	12.832177	11.505402	-10.34%	44,276
2017	11.168266	12.832177	14.90%	14,000
2016	9.572991	11.168266	16.66%	1,007
2015*	10.000000	9.572991	-4.27%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.795399	12.426886	5.35%	9,075
2019	10.430830	11.795399	13.08%	9,769
2018	10.911132	10.430830	-4.40%	8,111
2017	10.349840	10.911132	5.42%	8,491
2016	9.317891	10.349840	11.07%	0
2015*	10.000000	9.317891	-6.82%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.523204	11.245173	6.86%	4,554
2019	9.793096	10.523204	7.46%	4,922
2018	10.020419	9.793096	-2.27%	0
2017	9.861565	10.020419	1.61%	0
2016*	10.000000	9.861565	-1.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.584412	14.870984	1.96%	142
2019	11.622382	14.584412	25.49%	143
2018	12.752144	11.622382	-8.86%	143
2017	11.118782	12.752144	14.69%	144
2016*	10.000000	11.118782	11.19%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.477411	17.204683	18.84%	12,449
2019	12.488024	14.477411	15.93%	9,945
2018	13.726015	12.488024	-9.02%	8,926
2017	12.260760	13.726015	11.95%	6,715
2016	11.996773	12.260760	2.20%	6,202
2015	12.308880	11.996773	-2.54%	2,163
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.126548	13.936990	6.17%	20,972
2019	11.124437	13.126548	18.00%	1,935
2018	13.402971	11.124437	-17.00%	2,000
2017	11.833554	13.402971	13.26%	2,488
2016	10.433286	11.833554	13.42%	1,475
2015	10.871107	10.433286	-4.03%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.047441	11.562135	4.66%	609
2019	9.630215	11.047441	14.72%	522
2018	10.190161	9.630215	-5.49%	0
2017*	10.000000	10.190161	1.90%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.318476	12.826604	-3.69%	3,469
2019	10.592084	13.318476	25.74%	1,667
2018	12.954936	10.592084	-18.24%	1,376
2017	11.773941	12.954936	10.03%	1,158
2016	9.122869	11.773941	29.06%	1,097
2015*	10.000000	9.122869	-8.77%	332
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.834056	10.879363	0.42%	1,755
2019	10.277128	10.834056	5.42%	1,111
2018	10.448805	10.277128	-1.64%	13,033
2017	10.259680	10.448805	1.84%	888
2016	9.565094	10.259680	7.26%	698
2015*	10.000000	9.565094	-4.35%	76
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.284029	10.652377	3.58%	0
2019*	10.000000	10.284029	2.84%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.469167	13.489496	28.85%	1,436
2019	8.231051	10.469167	27.19%	1,357
2018*	10.000000	8.231051	-17.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.374923	16.081285	20.23%	53,929
2019	10.945859	13.374923	22.19%	56,035
2018	11.635918	10.945859	-5.93%	20,081
2017	10.178221	11.635918	14.32%	26,588
2016	9.663610	10.178221	5.33%	1,303
2015*	10.000000	9.663610	-3.36%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	14.582010	18.696503	28.22%	6,013
2019	11.282855	14.582010	29.24%	2,489
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.557932	15.58%	1,402
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.731978	15.605029	5.93%	67,639
2019	11.539053	14.731978	27.67%	16,971
2018	12.908378	11.539053	-10.61%	4,803
2017	11.243311	12.908378	14.81%	13,530
2016*	10.000000	11.243311	12.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.416702	24.614356	41.33%	102,088
2019	13.204456	17.416702	31.90%	30,657
2018	13.471763	13.204456	-1.98%	5,492
2017	10.149484	13.471763	32.73%	4,637
2016	10.252456	10.149484	-1.00%	0
2015*	10.000000	10.252456	2.52%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.725839	11.527227	7.47%	28,454
2019	9.958202	10.725839	7.71%	16,732
2018	10.196104	9.958202	-2.33%	16,708
2017	9.958656	10.196104	2.38%	26,393
2016*	10.000000	9.958656	-0.41%	2,131
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.298979	11.286045	-8.24%	10,753
2019	10.160788	12.298979	21.04%	9,842
2018	11.033927	10.160788	-7.91%	9,589
2017	10.799833	11.033927	2.17%	9,749
2016	10.400931	10.799833	3.84%	1,433
2015*	10.000000	10.400931	4.01%	1,145
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.193861	11.809394	5.50%	2,543
2019	10.275207	11.193861	8.94%	6,226
2018	10.741075	10.275207	-4.34%	4,179
2017	10.144285	10.741075	5.88%	1,279
2016	9.538782	10.144285	6.35%	4,730
2015	9.880242	9.538782	-3.46%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.064697	20.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.816092	18.499600	10.01%	1,015
2019	14.250742	16.816092	18.00%	1,210
2018	16.022358	14.250742	-11.06%	662
2017	14.533020	16.022358	10.25%	662
2016	13.042170	14.533020	11.43%	0
2015	14.125158	13.042170	-7.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.954236	12.841906	-0.87%	11,652
2019	11.337504	12.954236	14.26%	11,133
2018	12.035005	11.337504	-5.80%	4,777
2017	11.145798	12.035005	7.98%	5,338
2016	9.928470	11.145798	12.26%	779
2015	10.850216	9.928470	-8.50%	1,020
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.230419	13.384528	-5.94%	1,274
2019	11.622297	14.230419	22.44%	1,274
2018	13.298113	11.622297	-12.60%	2,049
2017	12.437502	13.298113	6.92%	774
2016	11.261582	12.437502	10.44%	0
2015	11.872265	11.261582	-5.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.626369	8.976621	-6.75%	20,008
2019	9.584993	9.626369	0.43%	19,684
2018	9.551646	9.584993	0.35%	20,894
2017	9.518316	9.551646	0.35%	11,491
2016	9.391785	9.518316	1.35%	3,664
2015*	10.000000	9.391785	-6.08%	1,143
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.560932	11.849918	2.50%	0
2019	10.490711	11.560932	10.20%	0
2018	11.139813	10.490711	-5.83%	0
2017	10.003126	11.139813	11.36%	0
2016	9.737805	10.003126	2.72%	0
2015	10.502054	9.737805	-7.28%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.676245	9.562704	-1.17%	764
2019	9.649691	9.676245	0.28%	843
2018	9.670200	9.649691	-0.21%	635
2017	9.700194	9.670200	-0.31%	828
2016	9.758720	9.700194	-0.60%	1,857
2015	9.968690	9.758720	-2.11%	1,061

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.059830	10.569394	5.07%	0
2019	9.389854	10.059830	7.14%	0
2018*	10.000000	9.389854	-6.10%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.347031	6.410963	1.01%	1,969
2019	5.961575	6.347031	6.47%	2,077
2018	6.656928	5.961575	-10.45%	2,878
2017	6.219744	6.656928	7.03%	3,625
2016	7.411785	6.219744	-16.08%	2,904
2015	7.646846	7.411785	-3.07%	807
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.997141	14.459324	3.30%	111
2019	13.471432	13.997141	3.90%	1,687
2018	15.718001	13.471432	-14.29%	1,687
2017	13.900162	15.718001	13.08%	0
2016	14.026520	13.900162	-0.90%	0
2015	14.070051	14.026520	-0.31%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.805014	9.308983	5.72%	0
2019	8.516680	8.805014	3.39%	0
2018	9.114016	8.516680	-6.55%	0
2017	8.929009	9.114016	2.07%	0
2016	9.113275	8.929009	-2.02%	0
2015	9.088717	9.113275	0.27%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.082421	13.083461	8.29%	517
2019	10.682762	12.082421	13.10%	556
2018	11.632601	10.682762	-8.17%	136
2017	10.757563	11.632601	8.13%	136
2016	9.798136	10.757563	9.79%	542
2015	10.410522	9.798136	-5.88%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.155340	15.666171	10.67%	1,482
2019	11.193100	14.155340	26.46%	3,393
2018	12.373594	11.193100	-9.54%	3,586
2017	10.621015	12.373594	16.50%	3,732
2016	9.467833	10.621015	12.18%	6,937
2015*	10.000000	9.467833	-5.32%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.033161	21.353419	25.36%	84,088
2019	13.161467	17.033161	29.42%	14,705
2018	15.437523	13.161467	-14.74%	300
2017	11.502211	15.437523	34.21%	0
2016	11.701181	11.502211	-1.70%	0
2015	11.464394	11.701181	2.07%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.526450	12.906949	11.98%	258
2019	9.129774	11.526450	26.25%	197
2018	10.937435	9.129774	-16.53%	156
2017	9.051936	10.937435	20.83%	157
2016	9.258555	9.051936	-2.23%	0
2015*	10.000000	9.258555	-7.41%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	12.694191	14.951450	17.78%	6,443
2019	10.222527	12.694191	24.18%	5,812
2018	11.607712	10.222527	-11.93%	4,302
2017	10.350182	11.607712	12.15%	4,528
2016	8.933881	10.350182	15.85%	0
2015*	10.000000	8.933881	-10.66%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.314362	13.482881	19.17%	542
2019	8.981870	11.314362	25.97%	838
2018	11.341633	8.981870	-20.81%	888
2017	9.110389	11.341633	24.49%	874
2016	9.511707	9.110389	-4.22%	0
2015*	10.000000	9.511707	-4.88%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.438658	16.187592	12.11%	0
2019	12.043188	14.438658	19.89%	0
2018	12.937556	12.043188	-6.91%	0
2017	11.110440	12.937556	16.45%	0
2016	11.582351	11.110440	-4.07%	0
2015	12.836111	11.582351	-9.77%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.912133	3.676430	-37.82%	4,461
2019	5.803371	5.912133	1.87%	2,707
2018	8.950975	5.803371	-35.16%	2,290
2017	10.407446	8.950975	-13.99%	2,035
2016	7.856385	10.407446	32.47%	880
2015*	10.000000	7.856385	-21.44%	1,188
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	13.976061	15.689811	12.26%	41,988
2019	11.610115	13.976061	20.38%	46,897
2018	11.743271	11.610115	-1.13%	30,900
2017	10.096580	11.743271	16.31%	10,922
2016	9.830092	10.096580	2.71%	21,762
2015*	10.000000	9.830092	-1.70%	270

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.349487	20.357200	17.34%	11,840
2019	13.038606	17.349487	33.06%	5,099
2018	13.333779	13.038606	-2.21%	1,508
2017	10.656544	13.333779	25.12%	1,409
2016	9.655202	10.656544	10.37%	542
2015*	10.000000	9.655202	-3.45%	326
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.622472	11.529909	8.54%	197
2019	9.873663	10.622472	7.58%	208
2018	10.160681	9.873663	-2.82%	0
2017	9.985416	10.160681	1.76%	1,272
2016	9.921757	9.985416	0.64%	1,145
2015*	10.000000	9.921757	-0.78%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	22.719698	33.714870	48.39%	3,761
2019	15.935210	22.719698	42.58%	2,263
2018	16.041688	15.935210	-0.66%	1,753
2017	11.243491	16.041688	42.68%	1,909
2016	10.030615	11.243491	12.09%	91
2015*	10.000000	10.030615	0.31%	52
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	12.019687	13.655687	13.61%	2,024
2019	10.472830	12.019687	14.77%	2,147
2018	11.355279	10.472830	-7.77%	2,254
2017	9.870648	11.355279	15.04%	721
2016	9.472787	9.870648	4.20%	861
2015*	10.000000	9.472787	-5.27%	1,079
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	11.678055	12.096553	3.58%	1,319
2019	10.380783	11.678055	12.50%	0
2018	11.090277	10.380783	-6.40%	0
2017	10.083830	11.090277	9.98%	0
2016	9.644062	10.083830	4.56%	0
2015*	10.000000	9.644062	-3.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.132384	9.848116	-2.81%	5,966
2019	8.711468	10.132384	16.31%	5,927
2018	10.865801	8.711468	-19.83%	6,544
2017	8.633840	10.865801	25.85%	4,657
2016	7.260617	8.633840	18.91%	3,429
2015	9.225222	7.260617	-21.30%	2,119

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.593779	13.437899	15.91%	0
2019	9.440196	11.593779	22.81%	0
2018	10.488179	9.440196	-9.99%	1,235
2017	9.184505	10.488179	14.19%	1,273
2016	9.242141	9.184505	-0.62%	1,258
2015*	10.000000	9.242141	-7.58%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	15.023008	21.137002	40.70%	4,471
2019	12.057862	15.023008	24.59%	4,484
2018	11.868054	12.057862	1.60%	292
2017	9.728178	11.868054	22.00%	0
2016	9.362310	9.728178	3.91%	0
2015*	10.000000	9.362310	-6.38%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.512328	12.140829	5.46%	7,101
2019	10.256270	11.512328	12.25%	1,993
2018	10.871312	10.256270	-5.66%	2,443
2017	10.183804	10.871312	6.75%	1,350
2016	8.966638	10.183804	13.57%	841
2015	9.697275	8.966638	-7.53%	391
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.404361	10.563784	1.53%	7,344
2019	10.059589	10.404361	3.43%	7,341
2018	10.102632	10.059589	-0.43%	7,340
2017	10.041448	10.102632	0.61%	0
2016	9.857146	10.041448	1.87%	0
2015*	10.000000	9.857146	-1.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.790537	11.412269	5.76%	9,607
2019	10.110170	10.790537	6.73%	5,387
2018	10.376742	10.110170	-2.57%	13,359
2017	10.147582	10.376742	2.26%	13,688
2016	9.885502	10.147582	2.65%	1,483
2015*	10.000000	9.885502	-1.14%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.815199	18.439147	33.47%	1,103
2019	11.499172	13.815199	20.14%	987
2018	11.991736	11.499172	-4.11%	1,081
2017	10.913555	11.991736	9.88%	84
2016*	10.000000	10.913555	9.14%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	12.647056	13.150898	3.98%	1,284
2019	10.293265	12.647056	22.87%	5,048
2018	10.372149	10.293265	-0.76%	3,191
2017	9.201365	10.372149	12.72%	559
2016	8.401823	9.201365	9.52%	559
2015*	10.000000	8.401823	-15.98%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	13.878535	15.721417	13.28%	0
2019	10.938633	13.878535	26.88%	0
2018	12.076792	10.938633	-9.42%	1,406
2017	10.182063	12.076792	18.61%	1,406
2016	9.560326	10.182063	6.50%	1,406
2015*	10.000000	9.560326	-4.40%	831
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.826102	13.383156	4.34%	1,000
2019	11.397944	12.826102	12.53%	3,439
2018	12.162505	11.397944	-6.29%	3,779
2017	11.170947	12.162505	8.88%	0
2016	10.705964	11.170947	4.34%	0
2015	11.152304	10.705964	-4.00%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.839586	12.325775	13.71%	3,710
2019*	10.000000	10.839586	8.40%	635
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	13.681996	16.191748	18.34%	2,707
2019	11.060121	13.681996	23.71%	3,910
2018	12.445506	11.060121	-11.13%	4,871
2017	9.967598	12.445506	24.86%	4,617
2016	9.749571	9.967598	2.24%	2,601
2015*	10.000000	9.749571	-2.50%	551
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.299970	33.00%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.263701	13.537518	2.06%	9,281
2019	10.307490	13.263701	28.68%	2,258
2018	11.846642	10.307490	-12.99%	2,258
2017	10.610024	11.846642	11.66%	2,415
2016	9.309224	10.610024	13.97%	0
2015*	10.000000	9.309224	-6.91%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.782330	13.280517	3.90%	4,871
2019	11.372174	12.782330	12.40%	4,542
2018	12.427713	11.372174	-8.49%	5,438
2017	11.518713	12.427713	7.89%	3,143
2016	10.580109	11.518713	8.87%	2,208
2015	10.874505	10.580109	-2.71%	745
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.857270	12.476224	-2.96%	3,835
2019	10.213468	12.857270	25.89%	2,165
2018	11.263817	10.213468	-9.32%	2,402
2017	10.165463	11.263817	10.80%	1,392
2016	8.980869	10.165463	13.19%	557
2015	10.593211	8.980869	-15.22%	161
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.411612	11.242742	-16.17%	7,285
2019	11.539301	13.411612	16.23%	6,093
2018	12.769144	11.539301	-9.63%	7,123
2017	11.822003	12.769144	8.01%	4,825
2016	11.643994	11.822003	1.53%	3,332
2015	11.997459	11.643994	-2.95%	1,057
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.210580	14.416562	9.13%	456
2019	11.396571	13.210580	15.92%	453
2018	12.401524	11.396571	-8.10%	0
2017	10.862064	12.401524	14.17%	0
2016	10.458077	10.862064	3.86%	0
2015	11.364839	10.458077	-7.98%	0
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.602433	22.626531	113.41%	4,461
2019*	10.000000	10.602433	6.02%	2,144
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.241666	24.106161	48.42%	1,902
2019	12.419165	16.241666	30.78%	2,459
2018	15.139596	12.419165	-17.97%	2,475
2017	12.249248	15.139596	23.60%	0
2016	12.756900	12.249248	-3.98%	0
2015	13.043120	12.756900	-2.19%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.003449	19.850875	10.26%	23,014
2019	15.140320	18.003449	18.91%	39,594
2018	16.185956	15.140320	-6.46%	13,457
2017	14.197780	16.185956	14.00%	10,980
2016	13.230025	14.197780	7.31%	7,585
2015	13.307364	13.230025	-0.58%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.711386	11.516159	7.51%	472
2019	9.983213	10.711386	7.29%	520
2018	10.251287	9.983213	-2.62%	520
2017	10.088240	10.251287	1.62%	520
2016	9.982070	10.088240	1.06%	520
2015*	10.000000	9.982070	-0.18%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	14.575589	18.644598	27.92%	12,715
2019	10.984692	14.575589	32.69%	156
2018	12.319446	10.984692	-10.83%	119
2017	9.554162	12.319446	28.94%	266
2016	9.686031	9.554162	-1.36%	0
2015*	10.000000	9.686031	-3.14%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	16.717681	24.934359	49.15%	90,541
2019	13.033524	16.717681	28.27%	26,746
2018	13.327371	13.033524	-2.20%	7,642
2017	10.592218	13.327371	25.82%	7,798
2016	9.864427	10.592218	7.38%	1,380
2015*	10.000000	9.864427	-1.36%	801
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.109151	16.820320	11.33%	99,521
2019	12.212456	15.109151	23.72%	40,496
2018	12.682955	12.212456	-3.71%	6,095
2017	10.565378	12.682955	20.04%	2,982
2016	9.660193	10.565378	9.37%	1,277
2015*	10.000000	9.660193	-3.40%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.818712	11.083448	2.45%	644
2019	10.066121	10.818712	7.48%	444
2018	10.471023	10.066121	-3.87%	1,226
2017	10.002136	10.471023	4.69%	1,438
2016	9.350632	10.002136	6.97%	80
2015	9.780540	9.350632	-4.40%	78
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.383448	16.667530	8.35%	11,654
2019	12.110800	15.383448	27.02%	0
2018	12.336770	12.110800	-1.83%	0
2017	10.420748	12.336770	18.39%	0
2016	9.521907	10.420748	9.44%	0
2015*	10.000000	9.521907	-4.78%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	13.983612	14.227713	1.75%	2,570
2019	11.183539	13.983612	25.04%	5,387
2018	12.276449	11.183539	-8.90%	5,569
2017	10.595069	12.276449	15.87%	577
2016	9.152919	10.595069	15.76%	577
2015*	10.000000	9.152919	-8.47%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.171120	12.597834	12.77%	1,296
2019	9.871658	11.171120	13.16%	0
2018	10.956060	9.871658	-9.90%	1,677
2017	9.396005	10.956060	16.60%	967
2016	9.267843	9.396005	1.38%	967
2015*	10.000000	9.267843	-7.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.346426	21.438707	10.81%	433
2019	15.852655	19.346426	22.04%	82
2018	18.042438	15.852655	-12.14%	0
2017	15.297034	18.042438	17.95%	0
2016	14.338020	15.297034	6.69%	0
2015	14.823756	14.338020	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.251238	16.468300	7.98%	0
2019	13.334004	15.251238	14.38%	0
2018	14.445605	13.334004	-7.70%	0
2017	13.094332	14.445605	10.32%	0
2016	12.534299	13.094332	4.47%	0
2015	12.867963	12.534299	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.327464	19.015013	9.74%	2,582
2019	14.637543	17.327464	18.38%	347
2018	16.190434	14.637543	-9.59%	0
2017	14.200161	16.190434	14.02%	0
2016	13.439131	14.200161	5.66%	0
2015	13.834546	13.439131	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.557034	13.301074	5.93%	26,958
2019	11.524950	12.557034	8.96%	0
2018	12.020565	11.524950	-4.12%	0
2017	11.479377	12.020565	4.71%	0
2016	11.145474	11.479377	3.00%	0
2015	11.404652	11.145474	-2.27%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.746477	12.147454	3.41%	1,722
2019	10.479674	11.746477	12.09%	0
2018	11.448414	10.479674	-8.46%	0
2017	10.132052	11.448414	12.99%	0
2016	9.749395	10.132052	3.92%	0
2015	10.347208	9.749395	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.150241	12.842243	5.70%	12,977
2019	10.693147	12.150241	13.63%	10,941
2018	11.689245	10.693147	-8.52%	10,920
2017	10.079495	11.689245	15.97%	4,990
2016	9.638940	10.079495	4.57%	0
2015	10.292653	9.638940	-6.35%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.305583	17.768853	8.97%	0
2019	14.018668	16.305583	16.31%	3,429
2018	15.326779	14.018668	-8.53%	3,923
2017	13.659301	15.326779	12.21%	0
2016	12.997817	13.659301	5.09%	0
2015	13.344697	12.997817	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.157819	20.068052	10.52%	0
2019	15.089197	18.157819	20.34%	0
2018	16.937787	15.089197	-10.91%	0
2017	14.570818	16.937787	16.24%	0
2016	13.755372	14.570818	5.93%	0
2015	14.185826	13.755372	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.390888	15.450761	7.36%	0
2019	12.788485	14.390888	12.53%	890
2018	13.640693	12.788485	-6.25%	1,327
2017	12.608432	13.640693	8.19%	0
2016	12.081745	12.608432	4.36%	0
2015	12.404093	12.081745	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.626960	11.215176	5.54%	9,296
2019	9.958105	10.626960	6.72%	10,134
2018	10.152731	9.958105	-1.92%	10,267
2017	10.000043	10.152731	1.53%	33,642
2016	9.932403	10.000043	0.68%	2,593
2015	10.074503	9.932403	-1.41%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	9.817874	10.166358	3.55%	0
2019	8.865457	9.817874	10.74%	0
2018	10.681773	8.865457	-17.00%	0
2017	8.840953	10.681773	20.82%	0
2016	8.880722	8.840953	-0.45%	0
2015*	10.000000	8.880722	-11.19%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.744295	17.44%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.915897	11.474484	5.12%	905
2019	10.200549	10.915897	7.01%	274
2018	10.433813	10.200549	-2.24%	0
2017	10.172461	10.433813	2.57%	0
2016	9.839676	10.172461	3.38%	0
2015*	10.000000	9.839676	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.461987	12.304446	7.35%	0
2019	10.623265	11.461987	7.90%	0
2018	10.950608	10.623265	-2.99%	0
2017	10.718776	10.950608	2.16%	0
2016	10.535603	10.718776	1.74%	0
2015	10.757126	10.535603	-2.06%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.574813	10.800500	2.13%	214
2019	10.077605	10.574813	4.93%	0
2018*	10.000000	10.077605	0.78%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.212871	13.586330	11.25%	4,375
2019	10.113024	12.212871	20.76%	264
2018	12.475819	10.113024	-18.94%	0
2017	8.972840	12.475819	39.04%	0
2016	8.479569	8.972840	5.82%	0
2015*	10.000000	8.479569	-15.20%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.007339	12.532315	4.37%	1,430
2019	10.629512	12.007339	12.96%	1,104
2018	11.131633	10.629512	-4.51%	12,263
2017	10.590788	11.131633	5.11%	12,577
2016	9.423096	10.590788	12.39%	0
2015	9.827707	9.423096	-4.12%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.116561	10.536142	4.15%	9,260
2019	9.693581	10.116561	4.36%	9,262
2018	9.871927	9.693581	-1.81%	7,172
2017	9.846478	9.871927	0.26%	0
2016	9.953205	9.846478	-1.07%	0
2015*	10.000000	9.953205	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.794842	8.674356	-1.37%	84,756
2019	8.798893	8.794842	-0.05%	1,468
2018	8.837679	8.798893	-0.44%	10,551
2017	8.957095	8.837679	-1.33%	11,404
2016	9.097544	8.957095	-1.54%	120
2015	9.240774	9.097544	-1.55%	22
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.116538	11.785307	6.02%	0
2019	9.495600	11.116538	17.07%	0
2018	11.321886	9.495600	-16.13%	0
2017	9.049478	11.321886	25.11%	0
2016	9.133687	9.049478	-0.92%	0
2015*	10.000000	9.133687	-8.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.787348	12.478941	5.87%	14,173
2019	9.832465	11.787348	19.88%	3,368
2018	11.588453	9.832465	-15.15%	3,024
2017	9.424904	11.588453	22.96%	1,464
2016	9.485358	9.424904	-0.64%	202
2015	9.728048	9.485358	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.836131	15.367493	11.07%	2
2019	11.358376	13.836131	21.81%	0
2018	12.659181	11.358376	-10.28%	0
2017	10.857003	12.659181	16.60%	0
2016	10.073699	10.857003	7.78%	0
2015	10.335462	10.073699	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.255935	13.200941	7.71%	25,366
2019	10.793088	12.255935	13.55%	26,677
2018	11.522757	10.793088	-6.33%	13,298
2017	10.531434	11.522757	9.41%	13,298
2016	10.062572	10.531434	4.66%	0
2015	10.238789	10.062572	-1.72%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.167865	14.470026	9.89%	60,455
2019	11.151497	13.167865	18.08%	0
2018	12.111763	11.151497	-7.93%	0
2017	10.715142	12.111763	13.03%	0
2016	10.101578	10.715142	6.07%	0
2015	10.315497	10.101578	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.147471	11.711665	5.06%	19,030
2019	10.337506	11.147471	7.84%	13,368
2018	10.694019	10.337506	-3.33%	5,709
2017	10.277861	10.694019	4.05%	1,512
2016	10.012331	10.277861	2.65%	1,625
2015	10.143109	10.012331	-1.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.901460	12.251318	2.94%	1,411
2019	10.698239	11.901460	11.25%	248
2018	11.515427	10.698239	-7.10%	0
2017	10.257038	11.515427	12.27%	0
2016	9.855546	10.257038	4.07%	0
2015	10.346053	9.855546	-4.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.437572	13.019648	4.68%	0
2019	10.961877	12.437572	13.46%	0
2018	11.853054	10.961877	-7.52%	0
2017	10.293117	11.853054	15.16%	0
2016	9.775267	10.293117	5.30%	0
2015	10.338053	9.775267	-5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.761209	13.863053	8.63%	38,446
2019	11.008630	12.761209	15.92%	44,458
2018	11.856365	11.008630	-7.15%	30,687
2017	10.663987	11.856365	11.18%	19,221
2016	10.109311	10.663987	5.49%	9,468
2015	10.302955	10.109311	-1.88%	5,606
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.463921	14.889443	10.59%	9,228
2019	11.225554	13.463921	19.94%	8,554
2018	12.358165	11.225554	-9.16%	8,625
2017	10.757894	12.358165	14.88%	5,592
2016	10.072493	10.757894	6.80%	5,716
2015	10.306302	10.072493	-2.27%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.933240	12.753059	6.87%	15,350
2019	10.680975	11.933240	11.72%	13,157
2018	11.270687	10.680975	-5.23%	18,292
2017	10.482102	11.270687	7.52%	19,283
2016	10.072255	10.482102	4.07%	8,492
2015	10.233971	10.072255	-1.58%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.455860	11.027198	5.46%	283
2019*	10.000000	10.455860	4.56%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.756196	12.258413	13.97%	0
2019*	10.000000	10.756196	7.56%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.083860	10.077419	-0.06%	0
2019*	10.000000	10.083860	0.84%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.736465	34.196738	27.90%	1,708
2019	20.855203	26.736465	28.20%	1,788
2018	21.919849	20.855203	-4.86%	0
2017	17.142031	21.919849	27.87%	0
2016	17.071434	17.142031	0.41%	0
2015	16.813998	17.071434	1.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.040483	13.748830	5.43%	1,549
2019	11.133713	13.040483	17.13%	0
2018	11.882792	11.133713	-6.30%	0
2017	10.267137	11.882792	15.74%	0
2016	9.607161	10.267137	6.87%	0
2015*	10.000000	9.607161	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.313432	15.075341	5.32%	3,428
2019	11.918699	14.313432	20.09%	3,793
2018	12.427401	11.918699	-4.09%	2,717
2017	10.372090	12.427401	19.82%	0
2016	9.573287	10.372090	8.34%	0
2015*	10.000000	9.573287	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.365465	19.097067	16.69%	3,178
2019	12.104239	16.365465	35.20%	0
2018	12.488302	12.104239	-3.08%	0
2017	9.982271	12.488302	25.10%	0
2016	9.812784	9.982271	1.73%	0
2015*	10.000000	9.812784	-1.87%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.399901	13.376025	-0.18%	7,068
2019	10.744059	13.399901	24.72%	518
2018	12.055938	10.744059	-10.88%	518
2017	11.292357	12.055938	6.76%	518
2016	9.541150	11.292357	18.35%	0
2015*	10.000000	9.541150	-4.59%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.794694	17.95%	229
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.151326	15.759168	11.36%	8,878
2019	11.439673	14.151326	23.70%	5,524
2018	13.113722	11.439673	-12.77%	17,780
2017	11.504294	13.113722	13.99%	17,172
2016	9.713992	11.504294	18.43%	82
2015	10.123480	9.713992	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.603478	22.971602	-2.68%	0
2019	19.358762	23.603478	21.93%	0
2018	22.644269	19.358762	-14.51%	0
2017	20.203758	22.644269	12.08%	0
2016	17.450714	20.203758	15.78%	0
2015	18.252162	17.450714	-4.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	14.034797	19.415432	38.34%	429
2019	10.530395	14.034797	33.28%	253
2018	11.654751	10.530395	-9.65%	0
2017	9.497009	11.654751	22.72%	379
2016	8.926786	9.497009	6.39%	0
2015*	10.000000	8.926786	-10.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.616975	12.003169	3.32%	29
2019	9.941663	11.616975	16.85%	0
2018	12.185723	9.941663	-18.42%	0
2017	11.380835	12.185723	7.07%	0
2016	9.202386	11.380835	23.67%	0
2015*	10.000000	9.202386	-7.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	13.000602	15.660484	20.46%	50
2019	10.534408	13.000602	23.41%	15
2018	12.276822	10.534408	-14.19%	0
2017	11.015586	12.276822	11.45%	0
2016	9.130235	11.015586	20.65%	0
2015*	10.000000	9.130235	-8.70%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.921225	17.774945	11.64%	1,436
2019	12.625752	15.921225	26.10%	1,700
2018	13.501776	12.625752	-6.49%	1,892
2017	10.992068	13.501776	22.83%	1,971
2016*	10.000000	10.992068	9.92%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.078135	15.708509	11.58%	1,066
2019	11.344842	14.078135	24.09%	1,377
2018	12.243808	11.344842	-7.34%	1,530
2017	10.506617	12.243808	16.53%	1,067
2016	9.691829	10.506617	8.41%	0
2015*	10.000000	9.691829	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.635174	13.587379	-7.16%	41
2019	11.396022	14.635174	28.42%	41
2018	12.065994	11.396022	-5.55%	41
2017	11.546110	12.065994	4.50%	42
2016	10.942052	11.546110	5.52%	0
2015	11.781191	10.942052	-7.12%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.058623	18.686040	16.36%	114,348
2019	12.436615	16.058623	29.12%	79,526
2018	13.245248	12.436615	-6.11%	33,024
2017	11.069845	13.245248	19.65%	27,965
2016	10.069082	11.069845	9.94%	342
2015	10.110015	10.069082	-0.40%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.946084	10.069218	1.24%	65,818
2019	9.705968	9.946084	2.47%	35,912
2018	9.779396	9.705968	-0.75%	13,375
2017	9.778519	9.779396	0.01%	468
2016	9.690588	9.778519	0.91%	0
2015	9.876846	9.690588	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.731908	16.130748	17.47%	10,058
2019	11.162031	13.731908	23.02%	6,076
2018	12.789576	11.162031	-12.73%	5,479
2017	11.376981	12.789576	12.42%	2,732
2016	9.560289	11.376981	19.00%	611
2015	10.209228	9.560289	-6.36%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.302579	41.561217	58.01%	130
2019	19.524289	26.302579	34.72%	131
2018	21.337337	19.524289	-8.50%	0
2017	16.994821	21.337337	25.55%	0
2016	16.276042	16.994821	4.42%	0
2015	16.589658	16.276042	-1.89%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.037942	10.698493	6.58%	0
2019	8.846111	10.037942	13.47%	0
2018	9.640009	8.846111	-8.24%	0
2017	9.178117	9.640009	5.03%	0
2016	9.382732	9.178117	-2.18%	0
2015	10.038424	9.382732	-6.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.913087	12.655916	6.24%	3,745
2019	10.828932	11.913087	10.01%	3,722
2018	11.634072	10.828932	-6.92%	3,142
2017	10.422350	11.634072	11.63%	3,142
2016	9.375996	10.422350	11.16%	0
2015	10.487199	9.375996	-10.60%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.969230	5.948890	-0.34%	0
2019	5.445123	5.969230	9.63%	0
2018	6.446957	5.445123	-15.54%	0
2017	6.416813	6.446957	0.47%	0
2016	5.673761	6.416813	13.10%	0
2015	7.752739	5.673761	-26.82%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.615395	10.941582	3.07%	4,961
2019	10.285397	10.615395	3.21%	4,961
2018	10.352323	10.285397	-0.65%	4,962
2017	10.023147	10.352323	3.28%	3,512
2016	9.729747	10.023147	3.02%	0
2015	10.062851	9.729747	-3.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.354646	15.062008	4.93%	1,733
2019	12.717250	14.354646	12.88%	1,447
2018	13.573556	12.717250	-6.31%	0
2017	12.558428	13.573556	8.08%	0
2016	11.266890	12.558428	11.46%	0
2015	11.721514	11.266890	-3.88%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.923145	11.440571	4.74%	3,168
2019	10.229727	10.923145	6.78%	4,538
2018	10.362007	10.229727	-1.28%	12,485
2017*	10.000000	10.362007	3.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.654901	11.061149	3.81%	660
2019	10.123885	10.654901	5.25%	0
2018	10.080942	10.123885	0.43%	0
2017*	10.000000	10.080942	0.81%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.957356	11.937705	8.95%	2,115
2019	10.409760	10.957356	5.26%	2,090
2018	11.023604	10.409760	-5.57%	0
2017	10.111268	11.023604	9.02%	0
2016	9.980258	10.111268	1.31%	0
2015	10.921017	9.980258	-8.61%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.143995	10.200523	0.56%	1,518
2019	10.033180	10.143995	1.10%	1,492
2018	10.048613	10.033180	-0.15%	1,637
2017	9.976411	10.048613	0.72%	1,125
2016	9.908190	9.976411	0.69%	0
2015*	10.000000	9.908190	-0.92%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.426367	12.208947	6.85%	11,875
2019	10.721997	11.426367	6.57%	11,288
2018	10.961333	10.721997	-2.18%	11,311
2017	10.621784	10.961333	3.20%	11,644
2016	10.516847	10.621784	1.00%	1,581
2015	10.646686	10.516847	-1.22%	408
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.481120	34.81%	4
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.191786	14.782504	4.16%	64,873
2019	11.054209	14.191786	28.38%	217
2018	12.270881	11.054209	-9.92%	2,545
2017	10.493552	12.270881	16.94%	2,327
2016	9.378679	10.493552	11.89%	1,411
2015*	10.000000	9.378679	-6.21%	837
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	34.769350	36.823370	5.91%	0
2019	28.869997	34.769350	20.43%	0
2018	33.373029	28.869997	-13.49%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	15.272340	15.019462	-1.66%	149
2019	12.112174	15.272340	26.09%	0
2018	14.026202	12.112174	-13.65%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	12.664614	16.117689	27.27%	11,950
2019	10.000780	12.664614	26.64%	8,973
2018	10.072784	10.000780	-0.71%	6,321
2017	8.036405	10.072784	25.34%	4,138
2016	9.142248	8.036405	-12.10%	222
2015*	10.000000	9.142248	-8.58%	120
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.982501	11.610110	5.71%	867
2019	10.507506	10.982501	4.52%	529
2018	9.966706	10.507506	5.43%	794
2017	9.870096	9.966706	0.98%	728
2016	9.786049	9.870096	0.86%	1,306
2015	10.030924	9.786049	-2.44%	61
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	9.888867	11.380477	15.08%	0
2019	7.712768	9.888867	28.21%	0
2018*	10.000000	7.712768	-22.87%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.291894	8.530490	16.99%	10,007
2019	6.640044	7.291894	9.82%	8,614
2018	9.423706	6.640044	-29.54%	5,569
2017	9.764146	9.423706	-3.49%	3,244
2016	6.915292	9.764146	41.20%	1,808
2015*	10.000000	6.915292	-30.85%	813
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.094046	16.506147	36.48%	125
2019	8.853807	12.094046	36.60%	0
2018	10.781403	8.853807	-17.88%	0
2017*	10.000000	10.781403	7.81%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.776223	10.444765	-3.08%	4,050
2019*	10.000000	10.776223	7.76%	3,289

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.776239	8.822265	0.52%	0
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.876985	6.536612	-26.36%	2,882
2019	7.495820	8.876985	18.43%	2,916
2018	9.405438	7.495820	-20.30%	2,711
2017	9.643754	9.405438	-2.47%	2,523
2016	6.963995	9.643754	38.48%	642
2015	11.407052	6.963995	-38.95%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.361652	16.505681	7.45%	153
2019	11.169515	15.361652	37.53%	214
2018	12.985256	11.169515	-13.98%	61
2017	10.565378	12.985256	22.90%	782
2016	9.948993	10.565378	6.20%	0
2015	10.250915	9.948993	-2.95%	504
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.536754	11.353049	7.75%	4,464
2019	9.837715	10.536754	7.11%	4,409
2018	10.293837	9.837715	-4.43%	3,869
2017	10.095378	10.293837	1.97%	972
2016	9.832866	10.095378	2.67%	296
2015	10.250846	9.832866	-4.08%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020*	10.000000	12.952463	29.52%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.027650	30.28%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.336635	11.608306	2.40%	10,628
2019	9.800162	11.336635	15.68%	8,445
2018	10.744352	9.800162	-8.79%	5,125
2017	9.697450	10.744352	10.80%	139
2016	9.500140	9.697450	2.08%	804
2015	9.835857	9.500140	-3.41%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.822554	20.135008	27.26%	7,206
2019	12.258025	15.822554	29.08%	2,237
2018	13.975115	12.258025	-12.29%	2,139
2017	11.310610	13.975115	23.56%	1,953
2016	11.291203	11.310610	0.17%	0
2015	11.482875	11.291203	-1.67%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2020	12.050419	13.470387	11.78%	12,662
2019	9.988391	12.050419	20.64%	6,199
2018	11.729734	9.988391	-14.85%	5,477
2017	9.041987	11.729734	29.73%	3,553
2016	8.906763	9.041987	1.52%	477
2015*	10.000000	8.906763	-10.93%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2020	12.968768	15.725786	21.26%	8,075
2019	10.236593	12.968768	26.69%	2,766
2018	12.139109	10.236593	-15.67%	1,652
2017	9.563100	12.139109	26.94%	1,551
2016	9.256321	9.563100	3.31%	441
2015*	10.000000	9.256321	-7.44%	766
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 - Q/NQ
2020	13.647613	14.559516	6.68%	23,506
2019	11.464925	13.647613	19.04%	26,056
2018	12.800111	11.464925	-10.43%	12,966
2017	11.151647	12.800111	14.78%	11,105
2016	9.568431	11.151647	16.55%	8,426
2015*	10.000000	9.568431	-4.32%	7,490
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.741574	12.357605	5.25%	31,335
2019	10.393791	11.741574	12.97%	36,420
2018	10.883502	10.393791	-4.50%	35,885
2017	10.334087	10.883502	5.32%	10,836
2016	9.313145	10.334087	10.96%	6,098
2015*	10.000000	9.313145	-6.87%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.484092	11.192004	6.75%	10,087
2019	9.766610	10.484092	7.35%	10,368
2018	10.003539	9.766610	-2.37%	6,416
2017	9.854941	10.003539	1.51%	395
2016*	10.000000	9.854941	-1.45%	396
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.530227	14.800684	1.86%	0
2019	11.590968	14.530227	25.36%	423
2018	12.730689	11.590968	-8.95%	433
2017	11.111319	12.730689	14.57%	433
2016*	10.000000	11.111319	11.11%	440

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.335901	17.019229	18.72%	9,981
2019	12.378532	14.335901	15.81%	10,194
2018	13.619598	12.378532	-9.11%	8,983
2017	12.178036	13.619598	11.84%	8,981
2016	11.927909	12.178036	2.10%	2,003
2015	12.250671	11.927909	-2.63%	1,257
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.051169	13.842873	6.07%	973
2019	11.071807	13.051169	17.88%	5,396
2018	13.353207	11.071807	-17.09%	1,500
2017	11.801561	13.353207	13.15%	1,500
2016	10.415622	11.801561	13.31%	2,421
2015	10.863731	10.415622	-4.12%	922
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.017516	11.519112	4.55%	1,944
2019	9.613886	11.017516	14.60%	1,637
2018	10.183290	9.613886	-5.59%	1,578
2017*	10.000000	10.183290	1.83%	51
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	13.258161	12.755556	-3.79%	7,746
2019	10.554836	13.258161	25.61%	3,643
2018	12.922577	10.554836	-18.32%	2,433
2017	11.756427	12.922577	9.92%	965
2016	9.118521	11.756427	28.93%	215
2015*	10.000000	9.118521	-8.81%	517
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.782778	10.816877	0.32%	27,962
2019	10.238896	10.782778	5.31%	38,680
2018	10.420575	10.238896	-1.74%	19,736
2017	10.242317	10.420575	1.74%	15,492
2016	9.558575	10.242317	7.15%	981
2015*	10.000000	9.558575	-4.41%	472
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II - Q/NQ
2020	10.277046	10.634332	3.48%	5,314
2019*	10.000000	10.277046	2.77%	402
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.451436	13.452987	28.72%	1,075
2019	8.225458	10.451436	27.06%	1,114
2018*	10.000000	8.225458	-17.75%	273

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.314342	15.992190	20.11%	82,492
2019	10.907355	13.314342	22.07%	36,716
2018	11.606839	10.907355	-6.03%	3,586
2017	10.163078	11.606839	14.21%	7,036
2016	9.659009	10.163078	5.22%	0
2015*	10.000000	9.659009	-3.41%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	14.512983	18.589114	28.09%	13,103
2019	11.240851	14.512983	29.11%	142
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020*	10.000000	11.550123	15.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.677268	15.531297	5.82%	13,522
2019	11.507884	14.677268	27.54%	33,366
2018	12.886674	11.507884	-10.70%	6,183
2017	11.235772	12.886674	14.69%	4,222
2016*	10.000000	11.235772	12.36%	1,911
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.334204	24.472896	41.18%	53,965
2019	13.155267	17.334204	31.77%	95,433
2018	13.435320	13.155267	-2.08%	75,399
2017	10.132288	13.435320	32.60%	17,279
2016	10.245461	10.132288	-1.10%	3,480
2015*	10.000000	10.245461	2.45%	813
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.685980	11.472718	7.36%	5,352
2019	9.931274	10.685980	7.60%	30,391
2018	10.178941	9.931274	-2.43%	31,220
2017	9.951958	10.178941	2.28%	1,070
2016*	10.000000	9.951958	-0.48%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.243296	11.223532	-8.33%	3,996
2019	10.125055	12.243296	20.92%	1,036
2018	11.006378	10.125055	-8.01%	627
2017	10.783787	11.006378	2.06%	635
2016	10.395987	10.783787	3.73%	1,139
2015*	10.000000	10.395987	3.96%	503
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.135546	11.735939	5.39%	45,679
2019	10.232060	11.135546	8.83%	47,699
2018	10.706911	10.232060	-4.43%	20,710
2017	10.122275	10.706911	5.78%	9,768
2016	9.527725	10.122275	6.24%	21,336
2015	9.878838	9.527725	-3.55%	4,188

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
First Eagle Variable Funds - Overseas Variable Fund - Q/NQ
2020*	10.000000	12.056532	20.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.651762	18.300219	9.90%	4,577
2019	14.125827	16.651762	17.88%	9,218
2018	15.898164	14.125827	-11.15%	9,181
2017	14.434997	15.898164	10.14%	9,186
2016	12.967322	14.434997	11.32%	97
2015	14.058379	12.967322	-7.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.866728	12.742203	-0.97%	9,765
2019	11.272363	12.866728	14.14%	25,226
2018	11.978092	11.272363	-5.89%	12,303
2017	11.104331	11.978092	7.87%	10,114
2016	9.901558	11.104331	12.15%	2,175
2015	10.831818	9.901558	-8.59%	845
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.134290	13.280612	-6.04%	3,940
2019	11.555522	14.134290	22.32%	93
2018	13.235236	11.555522	-12.69%	93
2017	12.391245	13.235236	6.81%	93
2016	11.231074	12.391245	10.33%	0
2015	11.852145	11.231074	-5.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.580821	8.925075	-6.84%	26,745
2019	9.549320	9.580821	0.33%	32,945
2018	9.525822	9.549320	0.25%	26,012
2017	9.502210	9.525822	0.25%	18,616
2016	9.385395	9.502210	1.24%	13,349
2015*	10.000000	9.385395	-6.15%	6,522
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.489074	11.764310	2.40%	0
2019	10.436101	11.489074	10.09%	898
2018	11.093151	10.436101	-5.92%	898
2017	9.971319	11.093151	11.25%	0
2016	9.716673	9.971319	2.62%	0
2015	10.489923	9.716673	-7.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.625858	9.503236	-1.27%	5,210
2019	9.609208	9.625858	0.17%	932
2018	9.639427	9.609208	-0.31%	932
2017	9.679150	9.639427	-0.41%	932
2016	9.747428	9.679150	-0.70%	0
2015	9.967273	9.747428	-2.21%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.042786	10.540772	4.96%	4,457
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.276195	6.332976	0.90%	2,141
2019	5.901026	6.276195	6.36%	3,191
2018	6.596049	5.901026	-10.54%	5,340
2017	6.169109	6.596049	6.92%	5,649
2016	7.358894	6.169109	-16.17%	5,508
2015	7.599995	7.358894	-3.17%	3,733
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.748055	14.187601	3.20%	208
2019	13.245152	13.748055	3.80%	208
2018	15.469797	13.245152	-14.38%	208
2017	13.694520	15.469797	12.96%	208
2016	13.833010	13.694520	-1.00%	0
2015	13.890053	13.833010	-0.41%	1,451
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.679874	9.167355	5.62%	0
2019	8.404175	8.679874	3.28%	0
2018	9.002806	8.404175	-6.65%	0
2017	8.828991	9.002806	1.97%	0
2016	9.020325	8.828991	-2.12%	0
2015	9.005171	9.020325	0.17%	1,111
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.007306	12.988923	8.18%	2,721
2019	10.627133	12.007306	12.99%	2,721
2018	11.583878	10.627133	-8.26%	2,721
2017	10.723358	11.583878	8.02%	2,721
2016	9.776880	10.723358	9.68%	1,130
2015	10.398508	9.776880	-5.98%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2020	14.091172	15.579336	10.56%	39,337
2019	11.153692	14.091172	26.34%	43,761
2018	12.342638	11.153692	-9.63%	13,505
2017	10.605188	12.342638	16.38%	8,834
2016	9.463320	10.605188	12.07%	16,281
2015*	10.000000	9.463320	-5.37%	3,756
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.918084	21.187608	25.24%	11,295
2019	13.085844	16.918084	29.29%	10,700
2018	15.364527	13.085844	-14.83%	9,970
2017	11.459421	15.364527	34.08%	16,192
2016	11.669488	11.459421	-1.80%	117
2015	11.444970	11.669488	1.96%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	11.474196	12.835388	11.86%	0
2019	9.097627	11.474196	26.12%	0
2018	10.910074	9.097627	-16.61%	0
2017	9.038441	10.910074	20.71%	0
2016	9.254136	9.038441	-2.33%	0
2015*	10.000000	9.254136	-7.46%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	12.636694	14.868616	17.66%	10,952
2019	10.186570	12.636694	24.05%	12,833
2018	11.578727	10.186570	-12.02%	12,887
2017	10.334802	11.578727	12.04%	2,245
2016	8.929631	10.334802	15.74%	2,773
2015*	10.000000	8.929631	-10.70%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.263083	13.408147	19.05%	7,172
2019	8.950246	11.263083	25.84%	7,345
2018	11.313274	8.950246	-20.89%	7,496
2017	9.096827	11.313274	24.37%	6,018
2016	9.507180	9.096827	-4.32%	3,897
2015*	10.000000	9.507180	-4.93%	3,758
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.297600	16.013165	12.00%	0
2019	11.937648	14.297600	19.77%	0
2018	12.837294	11.937648	-7.01%	0
2017	11.035496	12.837294	16.33%	0
2016	11.515886	11.035496	-4.17%	0
2015	12.775433	11.515886	-9.86%	1,705
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	5.885330	3.656040	-37.88%	1,733
2019	5.782929	5.885330	1.77%	3,897
2018	8.928580	5.782929	-35.23%	9,594
2017	10.391943	8.928580	-14.08%	3,759
2016	7.852631	10.391943	32.34%	7,291
2015*	10.000000	7.852631	-21.47%	405
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	13.912764	15.602904	12.15%	22,689
2019	11.569278	13.912764	20.26%	27,182
2018	11.713926	11.569278	-1.23%	26,578
2017	10.081565	11.713926	16.19%	20,484
2016	9.825412	10.081565	2.61%	5,652
2015*	10.000000	9.825412	-1.75%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares - Q/NQ
2020	17.270859	20.244371	17.22%	6,383
2019	12.992709	17.270859	32.93%	2,524
2018	13.300440	12.992709	-2.31%	5,531
2017	10.640674	13.300440	25.00%	6,997
2016	9.650597	10.640674	10.26%	385
2015*	10.000000	9.650597	-3.49%	339
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.574356	11.466034	8.43%	6,909
2019	9.838927	10.574356	7.47%	4,688
2018	10.135277	9.838927	-2.92%	4,689
2017	9.970544	10.135277	1.65%	4,689
2016	9.917031	9.970544	0.54%	5,415
2015*	10.000000	9.917031	-0.83%	928
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	22.616796	33.528123	48.24%	9,997
2019	15.879156	22.616796	42.43%	10,212
2018	16.001619	15.879156	-0.77%	9,421
2017	11.226765	16.001619	42.53%	6,148
2016	10.025841	11.226765	11.98%	1,093
2015*	10.000000	10.025841	0.26%	595
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2020	11.965235	13.580015	13.50%	8,515
2019	10.435987	11.965235	14.65%	8,503
2018	11.326905	10.435987	-7.87%	8,503
2017	9.855958	11.326905	14.92%	8,503
2016	9.468281	9.855958	4.09%	0
2015*	10.000000	9.468281	-5.32%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2020	11.625146	12.029522	3.48%	1,269
2019	10.344257	11.625146	12.38%	1,752
2018	11.062549	10.344257	-6.49%	1,393
2017	10.068821	11.062549	9.87%	0
2016	9.639467	10.068821	4.45%	0
2015*	10.000000	9.639467	-3.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.063943	9.771641	-2.90%	5,711
2019	8.661421	10.063943	16.19%	9,766
2018	10.814437	8.661421	-19.91%	11,712
2017	8.601727	10.814437	25.72%	5,535
2016	7.240929	8.601727	18.79%	3,196
2015	9.209577	7.240929	-21.38%	2,630

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2020	11.541226	13.363404	15.79%	1,130
2019	9.406969	11.541226	22.69%	3,168
2018	10.461970	9.406969	-10.08%	311
2017	9.170840	10.461970	14.08%	323
2016	9.237743	9.170840	-0.72%	0
2015*	10.000000	9.237743	-7.62%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2020	14.954930	21.019871	40.55%	5,726
2019	12.015419	14.954930	24.46%	3,266
2018	11.838376	12.015419	1.50%	11,447
2017	9.713684	11.838376	21.87%	707
2016	9.357844	9.713684	3.80%	0
2015*	10.000000	9.357844	-6.42%	371
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.434583	12.046605	5.35%	3,767
2019	10.197357	11.434583	12.13%	4,183
2018	10.819911	10.197357	-5.75%	5,386
2017	10.145921	10.819911	6.64%	2,466
2016	8.942338	10.145921	13.46%	1,482
2015	9.680843	8.942338	-7.63%	1,224
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2020	10.357238	10.505257	1.43%	12,501
2019	10.024206	10.357238	3.32%	13,097
2018	10.077374	10.024206	-0.53%	2,167
2017	10.026512	10.077374	0.51%	932
2016	9.852456	10.026512	1.77%	0
2015*	10.000000	9.852456	-1.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.741656	11.349035	5.65%	21,412
2019	10.074592	10.741656	6.62%	13,025
2018	10.350807	10.074592	-2.67%	12,371
2017	10.132476	10.350807	2.15%	3,512
2016	9.880795	10.132476	2.55%	3,512
2015*	10.000000	9.880795	-1.19%	3,512
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.763840	18.351955	33.33%	1,596
2019	11.468074	13.763840	20.02%	2,129
2018	11.971540	11.468074	-4.21%	2,248
2017	10.906224	11.971540	9.77%	777
2016*	10.000000	10.906224	9.06%	475

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2020	12.589756	13.078020	3.88%	1,049
2019	10.257056	12.589756	22.74%	2,882
2018	10.346238	10.257056	-0.86%	1,845
2017	9.187681	10.346238	12.61%	9,663
2016	8.397817	9.187681	9.41%	1,837
2015*	10.000000	8.397817	-16.02%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2020	13.815647	15.634297	13.16%	132
2019	10.900139	13.815647	26.75%	187
2018	12.046607	10.900139	-9.52%	194
2017	10.166907	12.046607	18.49%	693
2016	9.555770	10.166907	6.40%	0
2015*	10.000000	9.555770	-4.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.713616	13.252311	4.24%	0
2019	11.309484	12.713616	12.42%	0
2018	12.080455	11.309484	-6.38%	0
2017	11.106842	12.080455	8.77%	0
2016	10.655324	11.106842	4.24%	0
2015	11.110834	10.655324	-4.10%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.832229	12.304888	13.60%	2,989
2019*	10.000000	10.832229	8.32%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	13.620025	16.102037	18.22%	17,909
2019	11.021209	13.620025	23.58%	18,810
2018	12.414419	11.021209	-11.22%	6,586
2017	9.952768	12.414419	24.73%	5,124
2016	9.744936	9.952768	2.13%	1,977
2015*	10.000000	9.744936	-2.55%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.290986	32.91%	810
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020	13.203611	13.462496	1.96%	9,112
2019	10.271225	13.203611	28.55%	8,044
2018	11.817041	10.271225	-13.08%	2,945
2017	10.594231	11.817041	11.54%	810
2016	9.304786	10.594231	13.86%	808
2015*	10.000000	9.304786	-6.95%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.670232	13.150673	3.79%	6,972
2019	11.283902	12.670232	12.29%	10,259
2018	12.343862	11.283902	-8.59%	12,693
2017	11.452600	12.343862	7.78%	5,655
2016	10.530053	11.452600	8.76%	5,434
2015	10.834069	10.530053	-2.81%	3,738
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.783421	12.391942	-3.06%	1,438
2019	10.165112	12.783421	25.76%	2,859
2018	11.221962	10.165112	-9.42%	3,503
2017	10.137950	11.221962	10.69%	524
2016	8.965633	10.137950	13.08%	766
2015	10.586013	8.965633	-15.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.293996	11.132815	-16.26%	9,758
2019	11.449731	13.293996	16.11%	12,156
2018	12.682991	11.449731	-9.72%	15,383
2017	11.754144	12.682991	7.90%	7,144
2016	11.588895	11.754144	1.43%	6,155
2015	11.952838	11.588895	-3.04%	4,500
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.094776	14.275668	9.02%	3,341
2019	11.308152	13.094776	15.80%	3,341
2018	12.317893	11.308152	-8.20%	3,341
2017	10.799743	12.317893	14.06%	3,341
2016	10.408615	10.799743	3.76%	3,341
2015	11.322599	10.408615	-8.07%	3,341
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II - Q/NQ
2020	10.595233	22.588247	113.19%	12,110
2019*	10.000000	10.595233	5.95%	6,044
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.082917	23.846314	48.27%	292
2019	12.310277	16.082917	30.65%	0
2018	15.022228	12.310277	-18.05%	0
2017	12.166599	15.022228	23.47%	0
2016	12.683673	12.166599	-4.08%	0
2015	12.981459	12.683673	-2.29%	382
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.845645	19.656900	10.15%	77,065
2019	15.022875	17.845645	18.79%	69,108
2018	16.076820	15.022875	-6.56%	58,974
2017	14.116327	16.076820	13.89%	41,219
2016	13.167458	14.116327	7.21%	4,944
2015	13.257899	13.167458	-0.68%	5,060

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.662867	11.452357	7.40%	6,489
2019	9.948084	10.662867	7.19%	6,304
2018	10.225671	9.948084	-2.71%	1,566
2017	10.073228	10.225671	1.51%	1,508
2016	9.977316	10.073228	0.96%	1,165
2015*	10.000000	9.977316	-0.23%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	14.509583	18.541331	27.79%	18,650
2019	10.946055	14.509583	32.56%	36,014
2018	12.288673	10.946055	-10.93%	1,054
2017	9.539954	12.288673	28.81%	1,251
2016	9.681430	9.539954	-1.46%	544
2015*	10.000000	9.681430	-3.19%	337
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	16.641969	24.796271	49.00%	32,302
2019	12.987676	16.641969	28.14%	29,153
2018	13.294081	12.987676	-2.30%	21,014
2017	10.576459	13.294081	25.70%	11,328
2016	9.859736	10.576459	7.27%	0
2015*	10.000000	9.859736	-1.40%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.040720	16.727141	11.21%	109,969
2019	12.169497	15.040720	23.59%	59,785
2018	12.651266	12.169497	-3.81%	64,208
2017	10.549645	12.651266	19.92%	36,188
2016	9.655592	10.549645	9.26%	31,315
2015*	10.000000	9.655592	-3.44%	29,759
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.745634	10.997411	2.34%	6,665
2019	10.008274	10.745634	7.37%	10,684
2018	10.421500	10.008274	-3.97%	5,441
2017	9.964926	10.421500	4.58%	3,866
2016	9.325305	9.964926	6.86%	532
2015	9.763968	9.325305	-4.49%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	15.313790	16.575206	8.24%	2,048
2019	12.068211	15.313790	26.89%	1,942
2018	12.305958	12.068211	-1.93%	351
2017	10.405239	12.305958	18.27%	98
2016	9.517369	10.405239	9.33%	1,029
2015*	10.000000	9.517369	-4.83%	1,029

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	13.920220	14.148813	1.64%	9,793
2019	11.144166	13.920220	24.91%	6,497
2018	12.245745	11.144166	-9.00%	3,938
2017	10.579290	12.245745	15.75%	669
2016	9.148556	10.579290	15.64%	0
2015*	10.000000	9.148556	-8.51%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.120522	12.528049	12.66%	2,633
2019	9.836933	11.120522	13.05%	2,092
2018	10.928684	9.836933	-9.99%	1,730
2017	9.382024	10.928684	16.49%	197
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.157339	21.207602	10.70%	8,284
2019	15.713672	19.157339	21.92%	8,268
2018	17.902559	15.713672	-12.23%	4,883
2017	15.193818	17.902559	17.83%	4,918
2016	14.255721	15.193818	6.58%	4,811
2015	14.753660	14.255721	-3.38%	4,815
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.102232	16.290844	7.87%	1,292
2019	13.217143	15.102232	14.26%	1,901
2018	14.333652	13.217143	-7.79%	1,568
2017	13.006016	14.333652	10.21%	967
2016	12.462381	13.006016	4.36%	942
2015	12.807136	12.462381	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.158153	18.810107	9.63%	5,205
2019	14.509262	17.158153	18.26%	7,078
2018	16.064952	14.509262	-9.68%	5,257
2017	14.104395	16.064952	13.90%	5,217
2016	13.362036	14.104395	5.56%	5,122
2015	13.769170	13.362036	-2.96%	5,116
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.434318	13.157711	5.82%	9,708
2019	11.423919	12.434318	8.84%	9,410
2018	11.927371	11.423919	-4.22%	9,828
2017	11.401933	11.927371	4.61%	8,522
2016	11.081516	11.401933	2.89%	8,430
2015	11.350744	11.081516	-2.37%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.673444	12.059668	3.31%	0
2019	10.425110	11.673444	11.97%	0
2018	11.400454	10.425110	-8.56%	0
2017	10.099833	11.400454	12.88%	0
2016	9.728235	10.099833	3.82%	0
2015	10.335251	9.728235	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.074707	12.749457	5.59%	2,382
2019	10.637477	12.074707	13.51%	1,545
2018	11.640291	10.637477	-8.62%	1,587
2017	10.047456	11.640291	15.85%	0
2016	9.618044	10.047456	4.46%	0
2015	10.280775	9.618044	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.146268	17.577371	8.86%	319
2019	13.895816	16.146268	16.20%	709
2018	15.208003	13.895816	-8.63%	993
2017	13.567182	15.208003	12.09%	2,143
2016	12.923239	13.567182	4.98%	0
2015	13.281632	12.923239	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.980413	19.851804	10.41%	47
2019	14.956957	17.980413	20.21%	48
2018	16.806524	14.956957	-11.01%	41
2017	14.472552	16.806524	16.13%	130
2016	13.676452	14.472552	5.82%	0
2015	14.118780	13.676452	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.250240	15.284220	7.26%	693
2019	12.676379	14.250240	12.42%	870
2018	13.534954	12.676379	-6.34%	727
2017	12.523375	13.534954	8.08%	2,389
2016	12.012408	12.523375	4.25%	0
2015	12.345451	12.012408	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.571594	11.145411	5.43%	17,173
2019	9.916288	10.571594	6.61%	18,292
2018	10.120433	9.916288	-2.02%	17,650
2017	9.978337	10.120433	1.42%	16,911
2016	9.920899	9.978337	0.58%	7,361
2015	10.073068	9.920899	-1.51%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	9.773374	10.109998	3.44%	117
2019	8.834241	9.773374	10.63%	117
2018	10.655051	8.834241	-17.09%	117
2017	8.827767	10.655051	20.70%	117
2016	8.876479	8.827767	-0.55%	0
2015*	10.000000	8.876479	-11.24%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.741826	17.42%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.866416	11.410880	5.01%	6,847
2019	10.164644	10.866416	6.90%	6,768
2018	10.407707	10.164644	-2.34%	6,983
2017	10.157306	10.407707	2.47%	6,432
2016	9.834977	10.157306	3.28%	6,418
2015*	10.000000	9.834977	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.361491	12.184180	7.24%	3,109
2019	10.540836	11.361491	7.79%	1,039
2018	10.876755	10.540836	-3.09%	0
2017	10.657271	10.876755	2.06%	0
2016	10.485780	10.657271	1.64%	0
2015	10.717122	10.485780	-2.16%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.556898	10.771246	2.03%	1,179
2019	10.070756	10.556898	4.83%	0
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	12.157527	13.511023	11.13%	230
2019	10.077431	12.157527	20.64%	2,865
2018	12.444649	10.077431	-19.02%	4,343
2017	8.959483	12.444649	38.90%	8,987
2016	8.475525	8.959483	5.71%	0
2015*	10.000000	8.475525	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.938185	12.447480	4.27%	11,940
2019	10.579033	11.938185	12.85%	12,318
2018	11.090100	10.579033	-4.61%	2,233
2017	10.561962	11.090100	5.00%	1,902
2016	9.406971	10.561962	12.28%	14,101
2015	9.820864	9.406971	-4.21%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2020	10.070732	10.477772	4.04%	20,384
2019	9.659479	10.070732	4.26%	6,193
2018	9.847253	9.659479	-1.91%	6,193
2017	9.831827	9.847253	0.16%	601
2016	9.948466	9.831827	-1.17%	0
2015*	10.000000	9.948466	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.705442	8.577464	-1.47%	310,153
2019	8.718310	8.705442	-0.15%	148,352
2018	8.765684	8.718310	-0.54%	8,096
2017	8.893133	8.765684	-1.43%	0
2016	9.041740	8.893133	-1.64%	7,206
2015	9.193430	9.041740	-1.65%	1,700
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	11.066174	11.719988	5.91%	0
2019	9.462199	11.066174	16.95%	2,596
2018	11.293603	9.462199	-16.22%	2,615
2017	9.036016	11.293603	24.98%	1,757
2016	9.129339	9.036016	-1.02%	0
2015*	10.000000	9.129339	-8.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.725942	12.401332	5.76%	26,515
2019	9.791186	11.725942	19.76%	24,178
2018	11.551606	9.791186	-15.24%	23,676
2017	9.404456	11.551606	22.83%	13,021
2016	9.474376	9.404456	-0.74%	3,629
2015	9.726665	9.474376	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.756434	15.263461	10.96%	5,442
2019	11.304432	13.756434	21.69%	21,385
2018	12.611946	11.304432	-10.37%	18,300
2017	10.827457	12.611946	16.48%	19,473
2016	10.056465	10.827457	7.67%	0
2015	10.328277	10.056465	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.185346	13.111590	7.60%	5,519
2019	10.741835	12.185346	13.44%	5,498
2018	11.479773	10.741835	-6.43%	3,360
2017	10.502780	11.479773	9.30%	3,352
2016	10.045367	10.502780	4.55%	3,511
2015	10.231667	10.045367	-1.82%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.092040	14.372087	9.78%	24,752
2019	11.098556	13.092040	17.96%	5,867
2018	12.066587	11.098556	-8.02%	148
2017	10.685988	12.066587	12.92%	0
2016	10.084307	10.685988	5.97%	0
2015	10.308323	10.084307	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.083243	11.632358	4.95%	17,444
2019	10.288395	11.083243	7.73%	18,027
2018	10.654088	10.288395	-3.43%	16,498
2017	10.249869	10.654088	3.94%	16,358
2016	9.995195	10.249869	2.55%	10,375
2015	10.136047	9.995195	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.827432	12.162751	2.84%	62
2019	10.642503	11.827432	11.13%	348
2018	11.467155	10.642503	-7.19%	349
2017	10.224408	11.467155	12.15%	513
2016	9.834155	10.224408	3.97%	514
2015	10.334098	9.834155	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.360233	12.925539	4.57%	3,019
2019	10.904786	12.360233	13.35%	3,032
2018	11.803383	10.904786	-7.61%	3,120
2017	10.260378	11.803383	15.04%	3,042
2016	9.754053	10.260378	5.19%	0
2015	10.326112	9.754053	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.687686	13.769176	8.52%	77,555
2019	10.956325	12.687686	15.80%	81,717
2018	11.812104	10.956325	-7.24%	62,740
2017	10.634940	11.812104	11.07%	35,875
2016	10.091997	10.634940	5.38%	24,578
2015	10.295774	10.091997	-1.98%	21,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.386367	14.788645	10.48%	35,459
2019	11.172237	13.386367	19.82%	37,800
2018	12.312054	11.172237	-9.26%	37,142
2017	10.728606	12.312054	14.76%	24,699
2016	10.055266	10.728606	6.70%	5,735
2015	10.299134	10.055266	-2.37%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.864478	12.666706	6.76%	77
2019	10.630231	11.864478	11.61%	6,924
2018	11.228614	10.630231	-5.33%	3,713
2017	10.453557	11.228614	7.41%	9,316
2016	10.055027	10.453557	3.96%	19,240
2015	10.226854	10.055027	-1.68%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.448759	11.008516	5.36%	42,880
2019*	10.000000	10.448759	4.49%	957
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.748882	12.237643	13.85%	602
2019*	10.000000	10.748882	7.49%	109
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.081668	10.065007	-0.17%	0
2019*	10.000000	10.081668	0.82%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.475278	33.828289	27.77%	1,410
2019	20.672456	26.475278	28.07%	1,527
2018	21.749998	20.672456	-4.95%	5,397
2017	17.026432	21.749998	27.74%	1,066
2016	16.973506	17.026432	0.31%	0
2015	16.734538	16.973506	1.43%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.981381	13.672611	5.32%	16,289
2019	11.094521	12.981381	17.01%	10,810
2018	11.853085	11.094521	-6.40%	10,870
2017	10.251856	11.853085	15.62%	9,544
2016	9.602582	10.251856	6.76%	0
2015*	10.000000	9.602582	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.248584	14.991805	5.22%	4,025
2019	11.876767	14.248584	19.97%	1,236
2018	12.396341	11.876767	-4.19%	939
2017	10.356643	12.396341	19.69%	7,835
2016	9.568725	10.356643	8.23%	1,007
2015*	10.000000	9.568725	-4.31%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.291342	18.991262	16.57%	3,909
2019	12.061666	16.291342	35.07%	8,272
2018	12.457112	12.061666	-3.17%	879
2017	9.967422	12.457112	24.98%	936
2016	9.808108	9.967422	1.62%	818
2015*	10.000000	9.808108	-1.92%	330

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	13.339183	13.301881	-0.28%	731
2019	10.706250	13.339183	24.59%	765
2018	12.025802	10.706250	-10.97%	1,001
2017	11.275559	12.025802	6.65%	1,119
2016	9.536614	11.275559	18.23%	204
2015*	10.000000	9.536614	-4.63%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.791072	17.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.077564	15.661096	11.25%	37,949
2019	11.391618	14.077564	23.58%	38,535
2018	13.072001	11.391618	-12.85%	28,846
2017	11.479317	13.072001	13.87%	25,209
2016	9.702734	11.479317	18.31%	14,587
2015	10.122039	9.702734	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.372832	22.724018	-2.78%	1,949
2019	19.189071	23.372832	21.80%	2,372
2018	22.468749	19.189071	-14.60%	2,613
2017	20.067481	22.468749	11.97%	608
2016	17.350571	20.067481	15.66%	2,045
2015	18.165883	17.350571	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	13.971192	19.307834	38.20%	7,716
2019	10.493327	13.971192	33.14%	12,042
2018	11.625611	10.493327	-9.74%	1,196
2017	9.482863	11.625611	22.60%	922
2016	8.922527	9.482863	6.28%	2,610
2015*	10.000000	8.922527	-10.77%	562
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	11.564332	11.936637	3.22%	1,758
2019	9.906670	11.564332	16.73%	1,170
2018	12.155252	9.906670	-18.50%	205
2017	11.363892	12.155252	6.96%	714
2016	9.198002	11.363892	23.55%	3,882
2015*	10.000000	9.198002	-8.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	12.941702	15.573717	20.34%	923
2019	10.497352	12.941702	23.29%	239
2018	12.246150	10.497352	-14.28%	3,763
2017	10.999196	12.246150	11.34%	0
2016	9.125884	10.999196	20.53%	0
2015*	10.000000	9.125884	-8.74%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.862067	17.690914	11.53%	272
2019	12.591618	15.862067	25.97%	272
2018	13.479044	12.591618	-6.58%	5,544
2017	10.984679	13.479044	22.71%	6,739
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	14.014378	15.621485	11.47%	0
2019	11.304935	14.014378	23.97%	0
2018	12.213208	11.304935	-7.44%	0
2017	10.490974	12.213208	16.42%	0
2016	9.687214	10.490974	8.30%	0
2015*	10.000000	9.687214	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.536376	13.481926	-7.25%	2,707
2019	11.330593	14.536376	28.29%	5,063
2018	12.008982	11.330593	-5.65%	4,084
2017	11.503198	12.008982	4.40%	2,297
2016	10.912424	11.503198	5.41%	403
2015	11.761235	10.912424	-7.22%	477
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.974988	18.569855	16.24%	176,850
2019	12.384420	15.974988	28.99%	182,821
2018	13.203147	12.384420	-6.20%	142,174
2017	11.045838	13.203147	19.53%	102,331
2016	10.057421	11.045838	9.83%	43,289
2015	10.108576	10.057421	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.858868	9.970799	1.14%	1,266
2019	9.630638	9.858868	2.37%	0
2018	9.713426	9.630638	-0.85%	9,956
2017	9.722404	9.713426	-0.09%	0
2016	9.644746	9.722404	0.81%	0
2015	9.840120	9.644746	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.660402	16.030460	17.35%	22,671
2019	11.115196	13.660402	22.90%	25,320
2018	12.748937	11.115196	-12.81%	18,123
2017	11.352317	12.748937	12.30%	13,041
2016	9.549221	11.352317	18.88%	10,973
2015	10.207781	9.549221	-6.45%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.045532	41.113298	57.85%	5,284
2019	19.353135	26.045532	34.58%	8,382
2018	21.171943	19.353135	-8.59%	3,729
2017	16.880182	21.171943	25.42%	687
2016	16.182651	16.880182	4.31%	1,627
2015	16.511242	16.182651	-1.99%	311
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.985655	10.631962	6.47%	0
2019	8.808976	9.985655	13.36%	0
2018	9.609360	8.808976	-8.33%	0
2017	9.158214	9.609360	4.93%	0
2016	9.371863	9.158214	-2.28%	0
2015	10.036999	9.371863	-6.63%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.808639	12.532215	6.13%	1,407
2019	10.744910	11.808639	9.90%	528
2018	11.555613	10.744910	-7.02%	433
2017	10.362553	11.555613	11.51%	0
2016	9.331646	10.362553	11.05%	112
2015	10.448212	9.331646	-10.69%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.910876	5.884760	-0.44%	486
2019	5.397371	5.910876	9.51%	486
2018	6.396945	5.397371	-15.63%	486
2017	6.373502	6.396945	0.37%	486
2016	5.641176	6.373502	12.98%	0
2015	7.716070	5.641176	-26.89%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.549434	10.862548	2.97%	6,853
2019	10.231875	10.549434	3.10%	6,852
2018	10.308972	10.231875	-0.75%	6,854
2017	9.991289	10.308972	3.18%	6,597
2016	9.708653	9.991289	2.91%	3,570
2015	10.051235	9.708653	-3.41%	3,570
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.214363	14.899666	4.82%	841
2019	12.605768	14.214363	12.76%	875
2018	13.468318	12.605768	-6.40%	0
2017	12.473693	13.468318	7.97%	154
2016	11.202227	12.473693	11.35%	91
2015	11.666088	11.202227	-3.98%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.893564	11.398009	4.63%	33,345
2019	10.212398	10.893564	6.67%	17,542
2018	10.355032	10.212398	-1.38%	5,683
2017*	10.000000	10.355032	3.55%	3,363
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.626044	11.019981	3.71%	1,287
2019	10.106731	10.626044	5.14%	1,339
2018	10.074150	10.106731	0.32%	0
2017*	10.000000	10.074150	0.74%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.850185	11.808936	8.84%	463
2019	10.318426	10.850185	5.15%	108
2018	10.938046	10.318426	-5.66%	108
2017	10.042968	10.938046	8.91%	108
2016	9.922894	10.042968	1.21%	0
2015	10.869292	9.922894	-8.71%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.098053	10.144008	0.46%	7,617
2019	9.997896	10.098053	1.00%	8,748
2018	10.023505	9.997896	-0.26%	5,450
2017	9.961576	10.023505	0.62%	8,749
2016	9.903479	9.961576	0.59%	0
2015*	10.000000	9.903479	-0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.326152	12.089569	6.74%	9,781
2019	10.638761	11.326152	6.46%	12,667
2018	10.887371	10.638761	-2.28%	12,181
2017	10.560804	10.887371	3.09%	8,048
2016	10.467077	10.560804	0.90%	2,555
2015	10.607078	10.467077	-1.32%	884
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.472016	34.72%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	14.127490	14.700575	4.06%	22,418
2019	11.015307	14.127490	28.25%	12,131
2018	12.240213	11.015307	-10.01%	1,327
2017	10.477946	12.240213	16.82%	90
2016	9.374216	10.477946	11.77%	0
2015*	10.000000	9.374216	-6.26%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	34.130614	36.110190	5.80%	0
2019	28.368429	34.130614	20.31%	0
2018	32.826783	28.368429	-13.58%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.991707	14.728491	-1.76%	0
2019	11.901691	14.991707	25.96%	0
2018	13.796551	11.901691	-13.73%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	12.607212	16.028347	27.14%	22,499
2019	9.965571	12.607212	26.51%	14,667
2018	10.047592	9.965571	-0.82%	20,824
2017	8.024433	10.047592	25.21%	17,319
2016	9.137892	8.024433	-12.19%	3,928
2015*	10.000000	9.137892	-8.62%	3,447
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.914211	11.526189	5.61%	0
2019	10.452786	10.914211	4.41%	757
2018	9.924936	10.452786	5.32%	1,107
2017	9.838702	9.924936	0.88%	1,851
2016	9.764817	9.838702	0.76%	514
2015	10.019337	9.764817	-2.54%	0
VanEck VIP Trust - Emerging Markets Fund: Class S - Q/NQ
2020	9.872090	11.349628	14.97%	0
2019	7.707510	9.872090	28.08%	0
2018*	10.000000	7.707510	-22.92%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	7.258845	8.483186	16.87%	13,949
2019	6.616665	7.258845	9.71%	17,785
2018	9.400136	6.616665	-29.61%	17,227
2017	9.749589	9.400136	-3.58%	9,917
2016	6.911979	9.749589	41.05%	8,574
2015*	10.000000	6.911979	-30.88%	5,300
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.061299	16.444776	36.34%	2,088
2019	8.838798	12.061299	36.46%	958
2018	10.774141	8.838798	-17.96%	951
2017*	10.000000	10.774141	7.74%	898
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.768910	10.427078	-3.17%	2,784
2019*	10.000000	10.768910	7.69%	2,860

NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3) (1)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

2

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

3

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

4

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

5

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

6

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PRO FUNDS

ProFund VP Asia 30 (PROA30)

ProFund VP Access High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Basic Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

7

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statement of changes in contract owners’ equity for the period from November 12, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 10, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 28, 2020 (inception) to December 31, 2020.

8

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 16, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 2, 2020 (inception) to December 31, 2020.

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 8, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 12, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from November 14, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from August 26, 2019 (inception) to December 31, 2019.

FEDERATED HERMES, INC.

Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 11, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 23, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC) MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 1, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of operations for the period from January 1, 2020 to May 15, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to May 15, 2020 (liquidation) and the year ended December 31, 2019.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

10

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

11

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	80,213	$838,078	$839,830	$8	$839,838	$-	$839,838	$839,838	$-	$839,838
ALVIVB	20,441	260,705	293,122	-	293,122	10	293,112	293,112	-	293,112
AAEIP3	348,984	2,345,618	2,278,867	-	2,278,867	25	2,278,842	2,278,842	-	2,278,842
ARLPE3	125,361	1,817,812	1,836,538	-	1,836,538	46	1,836,492	1,836,492	-	1,836,492
ACVGI	41	800	853	2	855	-	855	855	-	855
ACVIG	1,098,269	10,526,249	11,290,207	-	11,290,207	40	11,290,167	11,290,167	-	11,290,167
ACVIP2	1,166,462	12,174,030	12,936,062	-	12,936,062	38	12,936,024	12,936,024	-	12,936,024
ACVMV2	14,777	283,214	303,973	-	303,973	16	303,957	303,957	-	303,957
ACVU1	100,891	1,922,371	2,772,483	-	2,772,483	22	2,772,461	2,772,461	-	2,772,461
ACVV	716,970	7,732,753	8,008,559	37	8,008,596	-	8,008,596	8,008,596	-	8,008,596
ACVV2	13,638	147,131	152,610	-	152,610	5	152,605	152,605	-	152,605
AMVBC4	2,116,257	28,359,478	29,754,568	-	29,754,568	6	29,754,562	29,754,562	-	29,754,562
AMVCB4	1,593,477	16,008,747	17,289,228	-	17,289,228	71	17,289,157	17,289,157	-	17,289,157
AMVGS4	229,820	5,651,201	7,278,410	26	7,278,436	-	7,278,436	7,278,436	-	7,278,436
AMVI4	496,765	10,062,982	11,549,776	-	11,549,776	9	11,549,767	11,549,767	-	11,549,767
AMVNW4	573,527	13,772,235	17,802,275	4	17,802,279	-	17,802,279	17,802,279	-	17,802,279
PIHYB2	17,490	167,044	160,380	-	160,380	35	160,345	160,345	-	160,345
BRVDA3	194,002	2,209,696	2,648,130	26	2,648,156	-	2,648,156	2,648,156	-	2,648,156
BRVED3	521,920	5,860,655	6,080,364	39	6,080,403	-	6,080,403	6,080,403	-	6,080,403
BRVHY3	2,476,575	17,947,277	18,698,141	68,802	18,766,943	-	18,766,943	18,766,943	-	18,766,943
BRVTR3	984,488	12,439,780	12,050,136	16,723	12,066,859	-	12,066,859	12,066,859	-	12,066,859
MLVGA3	1,767,406	25,062,420	28,791,036	-	28,791,036	75	28,790,961	28,790,961	-	28,790,961
DVMCSS	463,120	8,881,598	9,188,294	-	9,188,294	33	9,188,261	9,188,261	-	9,188,261
CLVHY2	459,690	2,984,004	3,121,292	-	3,121,292	1	3,121,291	3,121,291	-	3,121,291
CSCRS	142,900	456,016	483,003	-	483,003	7	482,996	482,996	-	482,996
DWVSVS	185,001	6,014,824	6,286,349	3	6,286,352	-	6,286,352	6,286,352	-	6,286,352
ETVFR	1,830,648	16,477,395	16,530,750	21	16,530,771	-	16,530,771	16,513,680	17,091	16,530,771
FQB	515	5,644	6,092	-	6,092	12	6,080	6,080	-	6,080
FVUS2	145,554	1,618,850	1,624,384	6	1,624,390	-	1,624,390	1,624,390	-	1,624,390
FAM2	56,954	865,429	943,163	19	943,182	-	943,182	943,182	-	943,182
FB2	2,676,154	49,933,499	60,588,124	-	60,588,124	45	60,588,079	60,588,079	-	60,588,079
FC2	334,759	11,920,456	15,643,308	20	15,643,328	-	15,643,328	15,643,328	-	15,643,328
FEI2	305,968	6,459,536	7,092,341	-	7,092,341	6	7,092,335	7,092,335	-	7,092,335
FEMS2	401,458	4,882,435	5,917,497	-	5,917,497	31	5,917,466	5,917,466	-	5,917,466
FG2	905,926	67,296,389	91,117,999	-	91,117,999	79	91,117,920	91,117,920	-	91,117,920
FGI2	566,719	11,068,586	12,309,142	39	12,309,181	-	12,309,181	12,309,181	-	12,309,181
FHI2	417,124	2,090,202	2,123,162	-	2,123,162	16	2,123,146	2,123,146	-	2,123,146
FIGBP2	1,451,203	19,412,070	19,910,505	-	19,910,505	16	19,910,489	19,910,489	-	19,910,489

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FNRS2	85,100	857,424	882,482	9	882,491	-	882,491	882,491	-	882,491
FRESS2	282,456	5,150,058	4,832,829	-	4,832,829	24	4,832,805	4,832,805	-	4,832,805
FVSIS2	1,100,812	12,523,071	12,857,479	-	12,857,479	31	12,857,448	12,857,448	-	12,857,448
FEOVF	5,921	146,498	151,459	-	151,459	2	151,457	151,457	-	151,457
FTVFA2	822,159	5,074,657	4,464,323	-	4,464,323	79	4,464,244	4,464,244	-	4,464,244
FTVGI2	1,020,933	16,478,476	14,109,295	396	14,109,691	-	14,109,691	14,069,590	40,101	14,109,691
FTVIS2	1,213,428	18,371,297	18,249,961	-	18,249,961	24	18,249,937	18,249,937	-	18,249,937
FTVMD2	406,638	7,525,039	6,876,245	-	6,876,245	49	6,876,196	6,876,196	-	6,876,196
GVGMNS	54,301	674,366	683,649	14	683,663	-	683,663	683,663	-	683,663
GVHQFA	344,352	3,570,182	3,560,597	-	3,560,597	30	3,560,567	3,560,567	-	3,560,567
GVMSAS	115,878	1,060,394	1,095,050	-	1,095,050	4	1,095,046	1,095,046	-	1,095,046
GVFRB	446,177	11,125,184	10,891,172	-	10,891,172	25	10,891,147	10,891,147	-	10,891,147
RAF	8,877	237,858	224,579	-	224,579	4	224,575	224,575	-	224,575
RBF	74,851	7,138,418	8,008,331	-	8,008,331	70	8,008,261	8,008,261	-	8,008,261
RBKF	21,679	1,788,300	1,908,409	-	1,908,409	6	1,908,403	1,908,403	-	1,908,403
RBMF	33,816	2,551,354	3,010,987	-	3,010,987	33	3,010,954	3,010,954	-	3,010,954
RCPF	88,753	5,729,664	6,289,907	10	6,289,917	-	6,289,917	6,289,917	-	6,289,917
RELF	38,103	4,486,716	6,186,387	35	6,186,422	-	6,186,422	6,186,422	-	6,186,422
RENF	22,938	2,470,490	2,637,214	-	2,637,214	97	2,637,117	2,632,060	5,057	2,637,117
RESF	9,655	1,824,804	1,816,871	-	1,816,871	9	1,816,862	1,816,862	-	1,816,862
RFSF	59,658	4,907,842	5,101,322	-	5,101,322	29	5,101,293	5,101,293	-	5,101,293
RHCF	121,711	8,761,360	10,519,450	-	10,519,450	398	10,519,052	10,497,842	21,210	10,519,052
RHYS	28,766	2,301,450	2,315,701	14	2,315,715	-	2,315,715	2,315,715	-	2,315,715
RINF	39,706	4,897,516	6,526,853	129	6,526,982	-	6,526,982	6,526,982	-	6,526,982
RJNF	6,329	424,707	424,506	-	424,506	10	424,496	424,496	-	424,496
RLCE	5,988	569,001	633,500	-	633,500	10	633,490	633,490	-	633,490
RLCJ	12,241	1,188,724	1,451,451	-	1,451,451	18	1,451,433	1,451,433	-	1,451,433
RLF	24,586	2,436,372	3,012,054	-	3,012,054	43	3,012,011	3,012,011	-	3,012,011
RMED	11,350	1,690,211	2,328,963	129	2,329,092	-	2,329,092	2,329,092	-	2,329,092
RMEK	61,499	5,192,844	5,525,712	-	5,525,712	247	5,525,465	5,512,276	13,189	5,525,465
RNF	71,441	8,798,754	10,339,692	-	10,339,692	31	10,339,661	10,339,661	-	10,339,661
ROF	347,627	18,924,339	21,830,954	-	21,830,954	49	21,830,905	21,830,905	-	21,830,905
RPMF	173,493	7,769,710	8,199,296	-	8,199,296	144	8,199,152	8,191,391	7,761	8,199,152
RREF	74,682	2,843,852	2,860,323	-	2,860,323	113	2,860,210	2,860,210	-	2,860,210
RRF	18,843	1,941,901	2,424,499	-	2,424,499	15	2,424,484	2,424,484	-	2,424,484
RSRF	351,705	5,121,710	5,064,557	-	5,064,557	50	5,064,507	5,064,507	-	5,064,507
RTEC	74,728	10,190,507	13,748,473	44	13,748,517	-	13,748,517	13,748,517	-	13,748,517
RTEL	8,034	447,201	530,228	-	530,228	13	530,215	530,215	-	530,215

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RTF	27,018	7,803,459	8,520,533	-	8,520,533	26	8,520,507	8,520,507	-	8,520,507
RTRF	32,159	2,690,436	3,516,636	-	3,516,636	28	3,516,608	3,516,608	-	3,516,608
RUF	10,562	451,576	434,750	-	434,750	11	434,739	434,739	-	434,739
RUGB	139,636	5,971,494	5,807,464	-	5,807,464	1,306	5,806,158	5,806,158	-	5,806,158
RUTL	91,213	2,784,310	2,821,226	-	2,821,226	16	2,821,210	2,821,210	-	2,821,210
RVARS	130,582	3,158,765	3,344,200	13	3,344,213	-	3,344,213	3,344,213	-	3,344,213
RVCMD	12,601	788,842	786,434	-	786,434	14	786,420	786,420	-	786,420
RVF	333,035	34,287,068	47,127,835	-	47,127,835	9,237	47,118,598	43,001,187	4,117,411	47,118,598
RVIDD	30,327	2,616,825	2,139,281	29	2,139,310	-	2,139,310	2,139,310	-	2,139,310
RVIMC	2,679	132,924	119,703	-	119,703	4	119,699	119,699	-	119,699
RVISC	6,496	238,010	240,026	-	240,026	5	240,021	240,021	-	240,021
RVLCG	324,578	15,864,597	17,906,977	32	17,907,009	-	17,907,009	17,907,009	-	17,907,009
RVLCV	228,330	9,297,016	10,674,421	-	10,674,421	32	10,674,389	10,674,389	-	10,674,389
RVLDD	64,319	8,462,426	9,507,025	15	9,507,040	-	9,507,040	9,507,040	-	9,507,040
RVMCG	164,902	5,751,504	7,471,714	-	7,471,714	27	7,471,687	7,471,687	-	7,471,687
RVMCV	123,917	4,409,320	5,356,950	44	5,356,994	-	5,356,994	5,356,994	-	5,356,994
RVMFU	207,840	3,401,623	3,389,870	-	3,389,870	9	3,389,861	3,374,854	15,007	3,389,861
RVSCG	108,449	5,268,674	6,592,615	12	6,592,627	-	6,592,627	6,592,627	-	6,592,627
RVSCV	39,842	1,986,235	2,378,968	-	2,378,968	16	2,378,952	2,378,952	-	2,378,952
RVSDL	8,312	314,028	292,174	-	292,174	4	292,170	292,170	-	292,170
RVWDL	15,845	908,709	972,099	-	972,099	12	972,087	972,087	-	972,087
AVIE2	42,078	1,578,678	1,762,209	-	1,762,209	23	1,762,186	1,762,186	-	1,762,186
IVBRA2	488,712	4,983,267	5,028,848	-	5,028,848	12	5,028,836	5,028,836	-	5,028,836
IVEW52	667,314	13,097,818	15,648,522	10	15,648,532	-	15,648,532	15,648,532	-	15,648,532
OVGSS	315,501	13,226,360	16,204,139	-	16,204,139	90	16,204,049	16,204,049	-	16,204,049
OVIGS	1,609,283	4,005,335	4,892,222	-	4,892,222	18	4,892,204	4,892,204	-	4,892,204
OVSCS	285,204	6,510,057	7,674,835	-	7,674,835	14	7,674,821	7,674,821	-	7,674,821
WRASP	1,274,099	11,144,769	13,304,652	-	13,304,652	59	13,304,593	13,304,593	-	13,304,593
WRENG	535,237	1,499,819	1,327,868	-	1,327,868	3	1,327,865	1,327,865	-	1,327,865
JPIGA2	98,209	1,623,777	1,937,667	-	1,937,667	24	1,937,643	1,937,643	-	1,937,643
JPIIB2	114,501	1,207,479	1,292,713	-	1,292,713	13	1,292,700	1,292,700	-	1,292,700
JABS	602,640	24,157,055	27,781,706	4	27,781,710	-	27,781,710	27,781,710	-	27,781,710
JAFBS	350,847	4,696,521	4,904,840	-	4,904,840	5	4,904,835	4,904,835	-	4,904,835
JAGTS	1,361,421	22,624,669	27,909,134	-	27,909,134	31	27,909,103	27,909,103	-	27,909,103
JAMGS	197,913	14,232,591	17,309,470	-	17,309,470	25	17,309,445	17,309,445	-	17,309,445
LZREMS	768,137	15,286,625	16,230,742	-	16,230,742	36	16,230,706	16,230,706	-	16,230,706
LPVCA2	173,543	4,617,321	5,117,791	-	5,117,791	15	5,117,776	5,117,776	-	5,117,776
LPWHY2	788,851	5,809,734	6,058,372	-	6,058,372	31	6,058,341	6,050,438	7,903	6,058,341

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SBVI	75,599	1,334,643	1,499,877	-	1,499,877	15	1,499,862	1,499,862	-	1,499,862
SBVSG2	271,346	8,046,693	9,350,597	-	9,350,597	11	9,350,586	9,350,586	-	9,350,586
LOVSDC	902,850	12,989,849	12,928,810	-	12,928,810	-	12,928,810	12,928,810	-	12,928,810
LOVTRC	413,448	7,033,474	7,173,314	-	7,173,314	33	7,173,281	7,173,281	-	7,173,281
MNCPS2	439,013	6,392,824	7,899,996	-	7,899,996	28	7,899,968	7,899,968	-	7,899,968
MV2RIS	37,857	617,196	677,638	-	677,638	23	677,615	677,615	-	677,615
MV3MVS	865,009	6,911,837	7,352,575	-	7,352,575	9	7,352,566	7,352,566	-	7,352,566
MVBRES	70,985	3,552,953	4,023,414	-	4,023,414	9	4,023,405	4,023,405	-	4,023,405
MVGTAS	77,496	1,181,955	1,200,417	-	1,200,417	9	1,200,408	1,200,408	-	1,200,408
MVIGSC	101,214	1,366,112	1,609,295	-	1,609,295	1	1,609,294	1,609,294	-	1,609,294
MVIVSC	921,148	25,030,169	31,751,955	-	31,751,955	24	31,751,931	31,751,931	-	31,751,931
MVUSC	102,626	3,375,964	3,560,100	-	3,560,100	8	3,560,092	3,560,092	-	3,560,092
MGRFV	367,183	4,177,349	4,483,302	-	4,483,302	27	4,483,275	4,464,923	18,352	4,483,275
MSEMB	1,319,618	9,904,846	10,121,473	-	10,121,473	74	10,121,399	10,106,872	14,527	10,121,399
MSGI2	776,943	5,849,518	5,982,459	-	5,982,459	60	5,982,399	5,982,399	-	5,982,399
MSVEG2	301,061	16,237,580	19,593,036	4	19,593,040	-	19,593,040	19,593,040	-	19,593,040
MSVGT2	122,692	1,263,685	1,341,028	31	1,341,059	-	1,341,059	1,341,059	-	1,341,059
VKVGR2	1,566,473	15,733,575	13,409,012	-	13,409,012	20	13,408,992	13,391,793	17,199	13,408,992
DTRTFB	572,098	5,861,427	5,823,962	-	5,823,962	-	5,823,962	5,823,962	-	5,823,962
EIF2	373,255	6,829,279	7,170,220	-	7,170,220	17	7,170,203	7,170,203	-	7,170,203
GBF	654,989	7,508,053	7,394,825	-	7,394,825	29	7,394,796	7,394,796	-	7,394,796
GBF2	539,012	6,179,185	6,069,278	-	6,069,278	11	6,069,267	6,069,267	-	6,069,267
GEM	158,297	1,987,549	2,368,119	-	2,368,119	11	2,368,108	2,368,108	-	2,368,108
GEM2	226,901	2,721,145	3,349,055	-	3,349,055	32	3,349,023	3,349,023	-	3,349,023
GVAAA2	3,371,044	85,809,820	89,973,176	-	89,973,176	41	89,973,135	89,973,135	-	89,973,135
GVABD2	944,842	11,305,724	11,933,359	-	11,933,359	2	11,933,357	11,933,357	-	11,933,357
GVAGG2	900,928	28,907,004	36,262,333	-	36,262,333	11	36,262,322	36,262,322	-	36,262,322
GVAGI2	660,752	35,715,810	37,286,215	4	37,286,219	-	37,286,219	37,286,219	-	37,286,219
GVAGR2	505,207	46,443,061	61,039,137	18	61,039,155	-	61,039,155	61,039,155	-	61,039,155
GVDMA	2,279,286	29,613,046	29,972,608	-	29,972,608	29	29,972,579	29,959,549	13,030	29,972,579
GVDMC	2,764,559	29,960,643	31,101,293	-	31,101,293	211	31,101,082	30,870,025	231,057	31,101,082
GVEX1	13,141,117	242,541,860	293,835,370	-	293,835,370	62	293,835,308	293,835,308	-	293,835,308
GVIDA	520,052	6,599,071	6,786,684	40	6,786,724	-	6,786,724	6,786,724	-	6,786,724
GVIDC	1,995,876	19,752,189	21,036,536	-	21,036,536	6	21,036,530	21,036,530	-	21,036,530
GVIDM	6,515,430	77,508,320	78,641,239	-	78,641,239	25	78,641,214	78,641,214	-	78,641,214
HIBF	737,620	4,458,001	4,831,408	-	4,831,408	7	4,831,401	4,831,401	-	4,831,401
IDPG2	273,779	3,093,129	3,279,872	-	3,279,872	4	3,279,868	3,279,868	-	3,279,868
IDPGI2	311,037	3,420,994	3,548,935	3	3,548,938	-	3,548,938	3,548,938	-	3,548,938

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MCIF	2,666,385	59,477,547	61,140,209	2	61,140,211	-	61,140,211	61,140,211	-	61,140,211
MSBF	1,213,977	10,799,920	11,168,590	-	11,168,590	82	11,168,508	11,168,508	-	11,168,508
NAMAA2	448,801	5,032,213	5,403,561	15	5,403,576	-	5,403,576	5,403,576	-	5,403,576
NAMGI2	455,464	5,153,518	5,392,699	29	5,392,728	-	5,392,728	5,392,728	-	5,392,728
NCPG2	115,598	1,247,879	1,303,951	7	1,303,958	-	1,303,958	1,303,958	-	1,303,958
NCPGI2	121,123	1,296,937	1,331,140	-	1,331,140	20	1,331,120	1,331,120	-	1,331,120
NJMMA2	44,996	443,840	449,956	-	449,956	11	449,945	449,945	-	449,945
NVAMV2	188,889	2,652,547	2,805,002	1	2,805,003	-	2,805,003	2,805,003	-	2,805,003
NVAMVZ	675,093	8,546,794	9,964,379	-	9,964,379	48	9,964,331	9,964,331	-	9,964,331
NVBX	4,252,290	45,980,321	47,540,601	-	47,540,601	28	47,540,573	47,540,573	-	47,540,573
NVCBD2	480,437	5,450,377	5,481,786	-	5,481,786	12	5,481,774	5,481,774	-	5,481,774
NVCCA2	1,240,271	12,700,530	13,146,871	4	13,146,875	-	13,146,875	13,146,875	-	13,146,875
NVCCN2	1,553,639	15,828,169	16,934,668	11	16,934,679	-	16,934,679	16,934,679	-	16,934,679
NVCMA2	821,933	7,564,979	7,816,581	-	7,816,581	23	7,816,558	7,803,807	12,751	7,816,558
NVCMC2	819,219	8,599,269	9,068,754	-	9,068,754	49	9,068,705	9,068,705	-	9,068,705
NVCMD2	2,214,465	22,531,514	24,004,806	-	24,004,806	30	24,004,776	24,004,776	-	24,004,776
NVCRA2	544,293	5,232,776	5,894,693	-	5,894,693	10	5,894,683	5,894,683	-	5,894,683
NVCRB2	1,056,509	11,141,238	11,811,771	15	11,811,786	-	11,811,786	11,811,786	-	11,811,786
NVDBL2	1,143,954	17,662,759	18,532,052	-	18,532,052	54	18,531,998	18,531,998	-	18,531,998
NVDCA2	908,241	15,623,934	16,638,980	-	16,638,980	32	16,638,948	16,638,948	-	16,638,948
NVFIII	367,672	4,112,338	4,154,698	-	4,154,698	6	4,154,692	4,154,692	-	4,154,692
NVGEII	39,732	463,085	536,773	-	536,773	7	536,766	536,766	-	536,766
NVIE6	315,981	3,357,386	3,633,785	-	3,633,785	2	3,633,783	3,633,783	-	3,633,783
NVIX	4,599,152	45,189,518	47,877,173	-	47,877,173	35	47,877,138	47,877,138	-	47,877,138
NVLCP2	779,537	9,224,309	9,533,741	27	9,533,768	-	9,533,768	9,533,768	-	9,533,768
NVMGA2	216,855	2,333,025	2,610,940	-	2,610,940	28	2,610,912	2,610,912	-	2,610,912
NVMIG6	667,460	7,270,646	8,016,190	2	8,016,192	-	8,016,192	8,016,192	-	8,016,192
NVMIVZ	353,049	3,267,741	3,798,804	-	3,798,804	47	3,798,757	3,798,757	-	3,798,757
NVMLG2	983,564	9,626,778	8,566,841	46	8,566,887	-	8,566,887	8,566,887	-	8,566,887
NVMM2	153,591,284	153,591,284	153,591,284	-	153,591,284	65	153,591,219	153,555,790	35,429	153,591,219
NVMMG1	13,283	145,083	183,970	29	183,999	-	183,999	183,999	-	183,999
NVMMG2	1,241,403	13,131,538	15,790,648	-	15,790,648	112	15,790,536	15,790,536	-	15,790,536
NVMMV2	872,736	6,485,912	6,798,614	-	6,798,614	60	6,798,554	6,798,554	-	6,798,554
NVNMO2	334,000	3,595,831	4,018,024	-	4,018,024	18	4,018,006	4,018,006	-	4,018,006
NVNSR2	94,867	1,215,637	1,334,777	-	1,334,777	4	1,334,773	1,334,773	-	1,334,773
NVOLG2	796,866	13,449,073	14,837,648	-	14,837,648	34	14,837,614	14,837,614	-	14,837,614
NVRE2	888,551	6,505,564	6,370,912	10	6,370,922	-	6,370,922	6,370,922	-	6,370,922
NVSIX2	4,668,962	40,642,856	42,580,937	-	42,580,937	51	42,580,886	42,580,886	-	42,580,886

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVSTB2	1,631,321	16,921,620	16,949,427	-	16,949,427	30	16,949,397	16,949,397	-	16,949,397
NVTIV3	98,292	983,433	1,057,623	-	1,057,623	2	1,057,621	1,057,621	-	1,057,621
SAM	31,743	31,743	31,743	-	31,743	2	31,741	31,741	-	31,741
SCF	352,279	5,793,177	7,042,060	-	7,042,060	32	7,042,028	7,042,028	-	7,042,028
SCF2	179,578	2,902,827	3,280,888	-	3,280,888	13	3,280,875	3,280,875	-	3,280,875
SCGF	332,106	5,329,455	6,525,891	-	6,525,891	19	6,525,872	6,525,872	-	6,525,872
SCGF2	259,065	3,759,875	4,471,460	14	4,471,474	-	4,471,474	4,471,474	-	4,471,474
SCVF	297,529	2,036,808	2,609,330	46	2,609,376	-	2,609,376	2,609,376	-	2,609,376
SCVF2	377,514	2,470,294	3,156,016	-	3,156,016	5	3,156,011	3,156,011	-	3,156,011
TRF	85,529	1,895,679	2,012,498	53	2,012,551	-	2,012,551	2,012,551	-	2,012,551
TRF2	58,978	1,334,388	1,381,271	-	1,381,271	14	1,381,257	1,381,257	-	1,381,257
NBARMS	107,372	1,039,763	1,107,009	-	1,107,009	21	1,106,988	1,106,988	-	1,106,988
NO7TB	69,564	818,102	882,761	-	882,761	14	882,747	882,747	-	882,747
NOTBBA	1,968,430	18,887,969	17,971,768	-	17,971,768	4	17,971,764	17,971,764	-	17,971,764
NOVPI2	300,516	2,906,872	2,725,676	-	2,725,676	15	2,725,661	2,725,661	-	2,725,661
PMUBA	352,086	3,666,213	3,728,592	268	3,728,860	-	3,728,860	3,728,860	-	3,728,860
PMVAAD	385,977	4,101,819	4,326,804	-	4,326,804	55	4,326,749	4,326,749	-	4,326,749
PMVEBD	460,907	5,900,242	6,194,596	629	6,195,225	-	6,195,225	6,195,225	-	6,195,225
PMVFAD	224,852	2,201,981	2,367,686	69	2,367,755	-	2,367,755	2,367,755	-	2,367,755
PMVFHV	323,015	3,619,597	3,630,687	54	3,630,741	-	3,630,741	3,630,741	-	3,630,741
PMVGBD	307,974	3,596,923	3,754,198	80	3,754,278	-	3,754,278	3,754,278	-	3,754,278
PMVHYD	1,356,893	10,615,470	10,868,713	303	10,869,016	-	10,869,016	10,869,016	-	10,869,016
PMVIV	1,597,820	16,953,734	17,591,999	819	17,592,818	-	17,592,818	17,592,818	-	17,592,818
PMVLAD	1,654,208	17,031,478	17,170,677	241	17,170,918	-	17,170,918	17,170,918	-	17,170,918
PMVRSD	384,351	2,476,040	2,356,074	-	2,356,074	4	2,356,070	2,356,070	-	2,356,070
PMVSTA	956,502	9,847,569	9,966,751	109	9,966,860	-	9,966,860	9,966,860	-	9,966,860
PMVTRD	2,785,655	31,434,926	32,285,742	1,029	32,286,771	-	32,286,771	32,286,771	-	32,286,771
PROA30	17,655	1,201,119	1,339,522	-	1,339,522	-	1,339,522	1,339,522	-	1,339,522
PROAHY	283,378	7,433,540	7,679,550	-	7,679,550	-	7,679,550	7,679,550	-	7,679,550
PROBIO	64,828	5,092,142	5,324,336	-	5,324,336	62	5,324,274	5,324,274	-	5,324,274
PROBL	81,996	4,702,473	4,868,907	38	4,868,945	-	4,868,945	4,868,945	-	4,868,945
PROBM	19,347	1,218,705	1,341,923	-	1,341,923	1	1,341,922	1,341,922	-	1,341,922
PROBNK	33,918	665,925	806,233	8	806,241	-	806,241	806,241	-	806,241
PROBR	8,247	167,827	161,555	-	161,555	3	161,552	161,552	-	161,552
PROCG	58,608	3,093,075	3,644,825	-	3,644,825	19	3,644,806	3,644,806	-	3,644,806
PROCS	50,422	3,941,129	3,839,611	41	3,839,652	-	3,839,652	3,839,652	-	3,839,652
PROE30	64,068	1,197,722	1,330,054	-	1,330,054	29	1,330,025	1,330,025	-	1,330,025
PROEM	66,594	2,227,149	2,439,997	-	2,439,997	31	2,439,966	2,439,966	-	2,439,966

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROFIN	53,161	2,200,024	2,212,036	-	2,212,036	5	2,212,031	2,212,031	-	2,212,031
PROGVP	42,807	1,342,051	1,307,756	-	1,307,756	3	1,307,753	1,307,753	-	1,307,753
PROHC	110,552	8,103,869	8,342,279	11	8,342,290	-	8,342,290	8,342,290	-	8,342,290
PROIND	36,120	2,948,937	3,275,364	-	3,275,364	29	3,275,335	3,275,335	-	3,275,335
PROINT	36,446	679,908	747,864	-	747,864	3	747,861	747,861	-	747,861
PROJP	17,235	963,625	1,097,015	-	1,097,015	3	1,097,012	1,097,012	-	1,097,012
PRON	218,834	13,243,546	15,478,135	116	15,478,251	-	15,478,251	15,478,251	-	15,478,251
PRONET	135,789	6,690,963	7,950,422	-	7,950,422	37	7,950,385	7,950,385	-	7,950,385
PROOG	144,572	2,527,705	2,715,063	-	2,715,063	28	2,715,035	2,715,035	-	2,715,035
PROPHR	39,335	1,361,144	1,515,984	-	1,515,984	19	1,515,965	1,515,965	-	1,515,965
PROPM	126,885	4,176,570	3,919,467	-	3,919,467	17	3,919,450	3,919,450	-	3,919,450
PRORE	34,377	1,970,188	1,999,025	-	1,999,025	5	1,999,020	1,999,020	-	1,999,020
PRORRO	9,600	268,744	266,692	-	266,692	-	266,692	266,692	-	266,692
PROSCN	47,970	3,394,727	3,958,476	20	3,958,496	-	3,958,496	3,958,496	-	3,958,496
PROSEM	1,242	28,952	28,811	-	28,811	1	28,810	28,810	-	28,810
PROSIN	3,161	92,225	91,772	-	91,772	4	91,768	91,768	-	91,768
PROSN	296	5,486	5,398	-	5,398	2	5,396	5,396	-	5,396
PROTEC	169,156	10,830,991	12,745,877	107	12,745,984	-	12,745,984	12,745,984	-	12,745,984
PROTEL	16,249	482,572	524,041	-	524,041	11	524,030	524,030	-	524,030
PROUN	435,198	31,835,967	40,416,851	-	40,416,851	4,356	40,412,495	40,412,495	-	40,412,495
PROUSN	6,014	133,339	128,889	-	128,889	74	128,815	128,815	-	128,815
PROUTL	97,249	3,745,859	3,634,203	30	3,634,233	-	3,634,233	3,634,233	-	3,634,233
PVEIB	425,128	9,914,583	10,845,004	-	10,845,004	2	10,845,002	10,845,002	-	10,845,002
PVIGIB	5	50	53	1	54	-	54	54	-	54
TRHS2	420,949	19,703,474	24,398,232	-	24,398,232	16	24,398,216	24,398,216	-	24,398,216
VEEMS	39,131	544,400	650,750	-	650,750	4	650,746	650,746	-	650,746
VVGGS	403,179	4,651,703	4,709,130	-	4,709,130	7	4,709,123	4,709,123	-	4,709,123
VWHA	137,319	2,865,155	3,086,932	1	3,086,933	-	3,086,933	3,086,933	-	3,086,933
VWHAS	368,346	6,327,897	7,937,849	-	7,937,849	25	7,937,824	7,937,824	-	7,937,824
VRVDRA	185,006	3,165,330	3,276,458	-	3,276,458	-	3,276,458	3,276,458	-	3,276,458

Total (unaudited)			$2,852,281,356	$91,099	$2,852,372,455	$20,190	$2,852,352,265	$2,847,765,190	$4,587,075	$2,852,352,265

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVBWB	ALVIVB	AAEIP3	ARLPE3	ACVGI	ACVIG	ACVIP2
Reinvested dividends	$34,588,487	15,992	3,798	65,643	197,358	-	202,473	167,384
Mortality and expense risk charges (note 2)	(31,921,464)	(9,761)	(2,999)	(30,372)	(26,665)	-	(153,573)	(153,269)

Net investment income (loss)	2,667,023	6,231	799	35,271	170,693	-	48,900	14,115

Realized gain (loss) on investments	(14,806,017)	(24,019)	(22,101)	(525,749)	134,449	-	(355,452)	310,891
Change in unrealized gain (loss) on investments	214,235,358	55,878	16,365	(64,847)	(315,143)	53	665,191	619,966

Net gain (loss) on investments	199,429,341	31,859	(5,736)	(590,596)	(180,694)	53	309,739	930,857

Reinvested capital gains	110,564,218	22,788	-	-	27,935	-	559,786	-

Net increase (decrease) in contract owners’ equity resulting from operations	$312,660,582	60,878	(4,937)	(555,325)	17,934	53	918,425	944,972

Investment Activity:	ACVMV2	ACVU1	ACVV	ACVV2	AMVBC4	AMVCB4	AMVGS4	AMVI4
Reinvested dividends	$1,112	-	175,683	4,141	407,701	444,208	7,339	41,704
Mortality and expense risk charges (note 2)	(565)	(24,848)	(120,091)	(643)	(278,899)	(205,858)	(74,398)	(100,670)

Net investment income (loss)	547	(24,848)	55,592	3,498	128,802	238,350	(67,059)	(58,966)

Realized gain (loss) on investments	(246)	35,499	(906,265)	(30,501)	(117,115)	(73,175)	35,170	5,753
Change in unrealized gain (loss) on investments	20,759	658,696	(343,269)	5,479	1,907,074	(323)	1,181,684	1,405,412

Net gain (loss) on investments	20,513	694,195	(1,249,534)	(25,022)	1,789,959	(73,498)	1,216,854	1,411,165

Reinvested capital gains	-	169,334	250,842	-	300,609	-	354,577	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,060	838,681	(943,100)	(21,524)	2,219,370	164,852	1,504,372	1,352,199

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMVNW4	PIHYB2	BRVDA3	BRVED3	BRVHY3	BRVTR3	MLVGA3	DVMCSS
Reinvested dividends	$5,242	7,785	34,566	114,213	679,868	167,901	329,468	40,008
Mortality and expense risk charges (note 2)	(143,534)	(2,042)	(30,739)	(73,999)	(155,643)	(110,897)	(343,081)	(92,351)

Net investment income (loss)	(138,292)	5,743	3,827	40,214	524,225	57,004	(13,613)	(52,343)

Realized gain (loss) on investments	140,330	(851)	(180,357)	(395,271)	198,470	476,642	(71,507)	(354,460)
Change in unrealized gain (loss) on investments	3,097,525	(3,965)	392,391	103,183	229,173	(532,647)	2,884,698	891,158

Net gain (loss) on investments	3,237,855	(4,816)	212,034	(292,088)	427,643	(56,005)	2,813,191	536,698

Reinvested capital gains	146,732	-	4,704	205,090	-	570,286	1,594,895	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,246,295	927	220,565	(46,784)	951,868	571,285	4,394,473	484,355

Investment Activity:	CLVHY2	CSCRS	DWVSVS	ETVFR	FQB	FVUS2	FAM2	FB2
Reinvested dividends	$97,624	25,331	49,056	541,183	159	18,949	10,737	624,442
Mortality and expense risk charges (note 2)	(34,584)	(5,522)	(57,271)	(212,583)	(76)	(12,188)	(7,075)	(553,848)

Net investment income (loss)	63,040	19,809	(8,215)	328,600	83	6,761	3,662	70,594

Realized gain (loss) on investments	(171,473)	(66,674)	(649,150)	(631,287)	3	4,173	8,909	192,276
Change in unrealized gain (loss) on investments	49,739	35,074	321,316	170,075	282	5,521	70,099	8,498,523

Net gain (loss) on investments	(121,734)	(31,600)	(327,834)	(461,212)	285	9,694	79,008	8,690,799

Reinvested capital gains	-	-	279,699	-	17	-	10,032	545,914

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,694)	(11,791)	(56,350)	(132,612)	385	16,455	92,702	9,307,307

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FC2	FEI2	FEMS2	FG2	FGI2	FHI2	FIGBP2	FNRS2
Reinvested dividends	$7,083	111,433	27,198	30,325	195,860	126,659	365,023	15,085
Mortality and expense risk charges (note 2)	(143,219)	(108,277)	(45,554)	(909,426)	(122,738)	(32,875)	(192,395)	(1,751)

Net investment income (loss)	(136,136)	3,156	(18,356)	(879,101)	73,122	93,784	172,628	13,334

Realized gain (loss) on investments	178,985	(205,559)	(133,878)	1,545,220	(273,737)	(40,553)	448,349	(7,615)
Change in unrealized gain (loss) on investments	2,980,414	(13,565)	793,752	17,461,542	531,985	(19,254)	284,797	25,058

Net gain (loss) on investments	3,159,399	(219,124)	659,874	19,006,762	258,248	(59,807)	733,146	17,443

Reinvested capital gains	50,226	392,158	448,769	7,017,710	488,528	-	5,966	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,073,489	176,190	1,090,287	25,145,371	819,898	33,977	911,740	30,777

Investment Activity:	FRESS2	FVSIS2	FEOVF	FTVFA2	FTVGI2	FTVIS2	FTVMD2	GVGMNS
Reinvested dividends	$91,776	373,028	3,774	63,106	1,365,647	1,173,669	148,766	1,846
Mortality and expense risk charges (note 2)	(62,514)	(156,792)	(514)	(51,619)	(186,316)	(261,550)	(84,810)	(10,780)

Net investment income (loss)	29,262	216,236	3,260	11,487	1,179,331	912,119	63,956	(8,934)

Realized gain (loss) on investments	(473,970)	(157,138)	29	(242,414)	(693,794)	(1,344,845)	(399,315)	23,602
Change in unrealized gain (loss) on investments	(525,055)	345,111	4,961	(480,091)	(1,620,132)	(309,975)	(306,579)	(17,588)

Net gain (loss) on investments	(999,025)	187,973	4,990	(722,505)	(2,313,926)	(1,654,820)	(705,894)	6,014

Reinvested capital gains	252,326	117,676	6,672	1,124,398	-	16,625	119,156	9,555

Net increase (decrease) in contract owners’ equity resulting from operations	$(717,437)	521,885	14,922	413,380	(1,134,595)	(726,076)	(522,782)	6,635

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVHQFA	GVMSAS	GVFRB	RAF	RBF	RBKF	RBMF	RCPF
Reinvested dividends	$27,748	20,011	572,665	3,984	-	11,144	23,408	48,801
Mortality and expense risk charges (note 2)	(52,460)	(12,219)	(141,371)	(5,083)	(102,363)	(17,999)	(31,718)	(77,035)

Net investment income (loss)	(24,712)	7,792	431,294	(1,099)	(102,363)	(6,855)	(8,310)	(28,234)

Realized gain (loss) on investments	(52,055)	(2,245)	(277,103)	(233,321)	611,956	(229,939)	9,768	(68,203)
Change in unrealized gain (loss) on investments	18,278	48,545	(203,429)	(1,395)	265,887	(76,660)	382,754	181,131

Net gain (loss) on investments	(33,777)	46,300	(480,532)	(234,716)	877,843	(306,599)	392,522	112,928

Reinvested capital gains	-	-	-	-	546,468	-	14,986	76,297

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,489)	54,092	(49,238)	(235,815)	1,321,948	(313,454)	399,198	160,991

Investment Activity:	RELF	RENF	RESF	RFSF	RHCF	RHYS	RINF	RJNF
Reinvested dividends	$-	36,498	8,074	37,712	-	30,309	-	2,304
Mortality and expense risk charges (note 2)	(67,258)	(40,864)	(19,894)	(57,890)	(150,427)	(13,829)	(79,611)	(7,868)

Net investment income (loss)	(67,258)	(4,366)	(11,820)	(20,178)	(150,427)	16,480	(79,611)	(5,564)

Realized gain (loss) on investments	1,106,127	(1,641,347)	(819,615)	15,408	484,995	(35,865)	1,012,404	(27,542)
Change in unrealized gain (loss) on investments	819,111	323,340	(81,881)	(276,823)	882,251	(20,185)	1,553,785	(5,748)

Net gain (loss) on investments	1,925,238	(1,318,007)	(901,496)	(261,415)	1,367,246	(56,050)	2,566,189	(33,290)

Reinvested capital gains	76,700	-	-	142,003	296,352	2,433	85,892	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,934,680	(1,322,373)	(913,316)	(139,590)	1,513,171	(37,137)	2,572,470	(38,854)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RLCE	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF
Reinvested dividends	$16,293	5,717	-	24,162	-	72,781	56,697	399,424
Mortality and expense risk charges (note 2)	(12,682)	(8,321)	(35,767)	(30,653)	(29,242)	(118,640)	(312,033)	(118,006)

Net investment income (loss)	3,611	(2,604)	(35,767)	(6,491)	(29,242)	(45,859)	(255,336)	281,418

Realized gain (loss) on investments	(84,988)	(6,575)	81,368	(231,821)	567,825	(544,352)	6,823,767	1,634,191
Change in unrealized gain (loss) on investments	(34,037)	208,692	359,518	373,705	74,578	379,971	1,069,672	(843,342)

Net gain (loss) on investments	(119,025)	202,117	440,886	141,884	642,403	(164,381)	7,893,439	790,849

Reinvested capital gains	-	-	118,805	90,061	73,379	853,815	2,262,502	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(115,414)	199,513	523,924	225,454	686,540	643,575	9,900,605	1,072,267

Investment Activity:	RREF	RRF	RSRF	RTEC	RTEL	RTF	RTRF	RUF
Reinvested dividends	$91,443	-	41,210	-	5,626	50,191	4,635	3,928
Mortality and expense risk charges (note 2)	(45,547)	(30,827)	(67,654)	(155,910)	(9,434)	(138,432)	(36,440)	(13,914)

Net investment income (loss)	45,896	(30,827)	(26,444)	(155,910)	(3,808)	(88,241)	(31,805)	(9,986)

Realized gain (loss) on investments	(570,376)	520,504	(175,476)	966,309	16,762	(5,077,996)	258,021	(368,565)
Change in unrealized gain (loss) on investments	(68,068)	334,965	333,986	2,811,391	77,149	(3,974,298)	682,698	6,513

Net gain (loss) on investments	(638,444)	855,469	158,510	3,777,700	93,911	(9,052,294)	940,719	(362,052)

Reinvested capital gains	84,740	-	-	222,574	-	1,205,098	88,640	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(507,808)	824,642	132,066	3,844,364	90,103	(7,935,437)	997,554	(372,038)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC
Reinvested dividends	$11,132	57,161	45,951	5,426	95,274	2,754	1,397	5,978
Mortality and expense risk charges (note 2)	(116,385)	(48,520)	(46,484)	(9,432)	(436,080)	(20,448)	(2,317)	(8,944)

Net investment income (loss)	(105,253)	8,641	(533)	(4,006)	(340,806)	(17,694)	(920)	(2,966)

Realized gain (loss) on investments	(1,983,374)	(478,457)	41,267	(262,578)	12,840,590	(603,775)	(31,672)	(429,866)
Change in unrealized gain (loss) on investments	(3,320)	(84,003)	167,281	86,451	3,682,750	(130,445)	(10,372)	7,841

Net gain (loss) on investments	(1,986,694)	(562,460)	208,548	(176,127)	16,523,340	(734,220)	(42,044)	(422,025)

Reinvested capital gains	-	50,446	-	-	6,861,930	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,091,947)	(503,373)	208,015	(180,133)	23,044,464	(751,914)	(42,964)	(424,991)

Investment Activity:	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU	RVSCG	RVSCV
Reinvested dividends	$-	176,615	58,762	-	18,120	139,881	-	-
Mortality and expense risk charges (note 2)	(243,801)	(145,368)	(128,234)	(86,126)	(67,397)	(47,926)	(73,241)	(32,564)

Net investment income (loss)	(243,801)	31,247	(69,472)	(86,126)	(49,277)	91,955	(73,241)	(32,564)

Realized gain (loss) on investments	835,111	(1,932,553)	(1,205,309)	(6,110)	(1,108,067)	(38,016)	(503,329)	(818,870)
Change in unrealized gain (loss) on investments	108,219	(19,029)	63,876	1,514,147	1,058,677	(22,896)	967,416	296,854

Net gain (loss) on investments	943,330	(1,951,582)	(1,141,433)	1,508,037	(49,390)	(60,912)	464,087	(522,016)

Reinvested capital gains	3,620,149	678,724	853,995	253,069	166,359	20,509	244,236	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,319,678	(1,241,611)	(356,910)	1,674,980	67,692	51,552	635,082	(554,580)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RVSDL	RVWDL	AVIE2	IVBRA2	IVEW52	OVGSS	OVIGS	OVSCS
Reinvested dividends	$3,624	1,392	32,967	351,457	173,848	58,630	26,371	22,786
Mortality and expense risk charges (note 2)	(7,381)	(6,069)	(16,900)	(63,755)	(145,159)	(158,386)	(44,438)	(67,565)

Net investment income (loss)	(3,757)	(4,677)	16,067	287,702	28,689	(99,756)	(18,067)	(44,779)

Realized gain (loss) on investments	(72,400)	13,843	18,132	(228,439)	247,196	(658,320)	53,408	(84,353)
Change in unrealized gain (loss) on investments	(3,876)	58,458	125,332	51,594	1,100,008	3,505,083	717,955	1,363,253

Net gain (loss) on investments	(76,276)	72,301	143,464	(176,845)	1,347,204	2,846,763	771,363	1,278,900

Reinvested capital gains	-	-	35,935	234,781	215,683	486,199	55,411	90,864

Net increase (decrease) in contract owners’ equity resulting from operations	$(80,033)	67,624	195,466	345,638	1,591,576	3,233,206	808,707	1,324,985

Investment Activity:	WRASP	WRENG	JPIGA2	JPIIB2	JABS	JAFBS	JAGTS	JAMGS
Reinvested dividends	$247,848	21,339	28,720	35,159	359,639	103,509	618	-
Mortality and expense risk charges (note 2)	(173,697)	(11,310)	(21,100)	(12,938)	(267,303)	(47,456)	(234,151)	(144,748)

Net investment income (loss)	74,151	10,029	7,620	22,221	92,336	56,053	(233,533)	(144,748)

Realized gain (loss) on investments	(84,360)	(575,479)	12,314	8,064	605,436	138,492	3,357,700	407,546
Change in unrealized gain (loss) on investments	1,182,425	92,645	175,947	31,465	2,142,953	132,632	3,433,783	1,626,370

Net gain (loss) on investments	1,098,065	(482,834)	188,261	39,529	2,748,389	271,124	6,791,483	2,033,916

Reinvested capital gains	206,149	-	15,395	-	346,721	-	1,793,919	929,898

Net increase (decrease) in contract owners’ equity resulting from operations	$1,378,365	(472,805)	211,276	61,750	3,187,446	327,177	8,351,869	2,819,066

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LZREMS	LPVCA2	LPWHY2	SBVI	SBVSG2	LOVSDC	LOVTRC	MNCPS2
Reinvested dividends	$390,774	25,896	212,982	19,183	-	349,883	164,124	23,793
Mortality and expense risk charges (note 2)	(188,567)	(43,735)	(79,030)	(18,330)	(72,353)	(141,264)	(76,880)	(84,257)

Net investment income (loss)	202,207	(17,839)	133,952	853	(72,353)	208,619	87,244	(60,464)

Realized gain (loss) on investments	(588,791)	10,019	(86,672)	94,183	348,342	(77,306)	41,048	36,383
Change in unrealized gain (loss) on investments	(63,805)	325,685	257,618	(207,030)	1,648,349	91,062	111,694	1,588,531

Net gain (loss) on investments	(652,596)	335,704	170,946	(112,847)	1,996,691	13,756	152,742	1,624,914

Reinvested capital gains	-	432,005	-	149,843	638,168	-	130,607	86,407

Net increase (decrease) in contract owners’ equity resulting from operations	$(450,389)	749,870	304,898	37,849	2,562,506	222,375	370,593	1,650,857

Investment Activity:	MV2RIS	MV3MVS	MVBRES	MVGTAS	MVIGSC	MVIVSC	MVUSC	MGRFV
Reinvested dividends	$90	58,079	49,992	18,958	16,440	211,988	74,198	-
Mortality and expense risk charges (note 2)	(1,094)	(66,992)	(40,206)	(18,341)	(11,765)	(272,428)	(38,537)	(53,107)

Net investment income (loss)	(1,004)	(8,913)	9,786	617	4,675	(60,440)	35,661	(53,107)

Realized gain (loss) on investments	975	(108,427)	20,569	(9,150)	(5,151)	292,098	67,562	55,827
Change in unrealized gain (loss) on investments	60,442	279,639	262,716	(9,433)	237,760	4,180,062	(122,293)	248,714

Net gain (loss) on investments	61,417	171,212	283,285	(18,583)	232,609	4,472,160	(54,731)	304,541

Reinvested capital gains	171	239,879	186,846	57,778	17,337	554,579	87,791	11,469

Net increase (decrease) in contract owners’ equity resulting from operations	$60,584	402,178	479,917	39,812	254,621	4,966,299	68,721	262,903

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MSEMB	MSGI2	MSVEG2	MSVGT2	VKVGR2	DTRTFB	EIF2	GBF
Reinvested dividends	$487,597	91,174	-	16,850	561,050	125,871	99,414	130,364
Mortality and expense risk charges (note 2)	(134,724)	(77,490)	(108,230)	(17,685)	(161,565)	(50,892)	(67,519)	(138,856)

Net investment income (loss)	352,873	13,684	(108,230)	(835)	399,485	74,979	31,895	(8,492)

Realized gain (loss) on investments	(440,146)	(105,404)	2,807,388	3,770	(728,726)	71,166	(160,577)	490,780
Change in unrealized gain (loss) on investments	329,270	(263,229)	3,272,465	7,651	(2,648,150)	(77,778)	159,246	244

Net gain (loss) on investments	(110,876)	(368,633)	6,079,853	11,421	(3,376,876)	(6,612)	(1,331)	491,024

Reinvested capital gains	-	99,859	1,124,338	93,442	264,622	-	269,957	-

Net increase (decrease) in contract owners’ equity resulting from operations	$241,997	(255,090)	7,095,961	104,028	(2,712,769)	68,367	300,521	482,532

Investment Activity:	GBF2	GEM	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2
Reinvested dividends	$114,327	40,484	40,286	1,171,675	212,720	194,488	546,256	313,985
Mortality and expense risk charges (note 2)	(117,067)	(37,024)	(32,879)	(1,030,146)	(107,128)	(311,041)	(384,856)	(498,297)

Net investment income (loss)	(2,740)	3,460	7,407	141,529	105,592	(116,553)	161,400	(184,312)

Realized gain (loss) on investments	625,100	(79,746)	(404,838)	762,368	248,599	275,744	(1,265,079)	1,386,988
Change in unrealized gain (loss) on investments	(116,090)	201,629	445,415	1,516,942	366,161	5,833,914	1,030,681	14,191,132

Net gain (loss) on investments	509,010	121,883	40,577	2,279,310	614,760	6,109,658	(234,398)	15,578,120

Reinvested capital gains	-	-	-	6,058,125	6,865	1,982,795	3,372,759	4,111,766

Net increase (decrease) in contract owners’ equity resulting from operations	$506,270	125,343	47,984	8,478,964	727,217	7,975,900	3,299,761	19,505,574

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM	HIBF	IDPG2
Reinvested dividends	$57,478	39,668	4,945,487	11,854	20,452	91,682	268,448	3,386
Mortality and expense risk charges (note 2)	(319,045)	(347,975)	(2,983,528)	(79,162)	(258,948)	(841,549)	(78,225)	(33,845)

Net investment income (loss)	(261,567)	(308,307)	1,961,959	(67,308)	(238,496)	(749,867)	190,223	(30,459)

Realized gain (loss) on investments	(430,674)	(274,445)	7,277,084	(21,231)	(78,089)	(2,540,885)	56,739	(27,736)
Change in unrealized gain (loss) on investments	1,956,202	2,026,254	25,707,707	387,623	1,206,348	5,501,942	409,784	227,784

Net gain (loss) on investments	1,525,528	1,751,809	32,984,791	366,392	1,128,259	2,961,057	466,523	200,048

Reinvested capital gains	1,636,222	842,620	5,141,794	349,382	194,741	3,784,868	-	50,737

Net increase (decrease) in contract owners’ equity resulting from operations	$2,900,183	2,286,122	40,088,544	648,466	1,084,504	5,996,058	656,746	220,326

Investment Activity:	IDPGI2	MCIF	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NJMMA2
Reinvested dividends	$4,146	612,709	371,961	57,682	55,994	10,486	7,718	706
Mortality and expense risk charges (note 2)	(38,745)	(572,435)	(153,770)	(57,744)	(45,967)	(17,971)	(15,360)	(2,285)

Net investment income (loss)	(34,599)	40,274	218,191	(62)	10,027	(7,485)	(7,642)	(1,579)

Realized gain (loss) on investments	17,750	(2,467,784)	(54,908)	36,545	21,905	3,229	(1,279)	(332)
Change in unrealized gain (loss) on investments	107,030	6,721,451	166,828	96,598	18,975	78,415	48,942	5,926

Net gain (loss) on investments	124,780	4,253,667	111,920	133,143	40,880	81,644	47,663	5,594

Reinvested capital gains	37,273	2,560,807	-	195,165	269,345	-	-	996

Net increase (decrease) in contract owners’ equity resulting from operations	$127,454	6,854,748	330,111	328,246	320,252	74,159	40,021	5,011

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVAMV2	NVAMVZ	NVBX	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2
Reinvested dividends	$34,029	113,004	1,018,616	125,775	143,711	37,816	79,179	47,466
Mortality and expense risk charges (note 2)	(34,558)	(38,726)	(511,995)	(58,570)	(216,690)	(237,435)	(98,744)	(132,070)

Net investment income (loss)	(529)	74,278	506,621	67,205	(72,979)	(199,619)	(19,565)	(84,604)

Realized gain (loss) on investments	(234,736)	96,506	1,057,248	205,921	(894,399)	(41,886)	(338,766)	(92,318)
Change in unrealized gain (loss) on investments	78,149	1,417,586	837,476	(10,714)	1,676,709	1,120,837	828,877	715,187

Net gain (loss) on investments	(156,587)	1,514,092	1,894,724	195,207	782,310	1,078,951	490,111	622,869

Reinvested capital gains	81,631	-	-	11,673	562,299	36,924	156,981	59,861

Net increase (decrease) in contract owners’ equity resulting from operations	$(75,485)	1,588,370	2,401,345	274,085	1,271,630	916,256	627,527	598,126

Investment Activity:	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6
Reinvested dividends	$190,347	59,084	79,087	16,225	16,138	47,097	6,287	30,573
Mortality and expense risk charges (note 2)	(307,561)	(91,256)	(155,038)	(171,958)	(126,315)	(28,122)	(3,669)	(35,836)

Net investment income (loss)	(117,214)	(32,172)	(75,951)	(155,733)	(110,177)	18,975	2,618	(5,263)

Realized gain (loss) on investments	(378,935)	(1,026,780)	(442,746)	(68,273)	(255,853)	11,169	10,812	(131,168)
Change in unrealized gain (loss) on investments	2,253,223	1,039,552	1,168,095	1,018,251	1,229,619	46,435	67,009	314,021

Net gain (loss) on investments	1,874,288	12,772	725,349	949,978	973,766	57,604	77,821	182,853

Reinvested capital gains	638,488	-	160,852	357,903	522,809	7,290	10	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,395,562	(19,400)	810,250	1,152,148	1,386,398	83,869	80,449	177,590

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVIX	NVLCP2	NVMGA2	NVMIG6	NVMIVZ	NVMLG2	NVMM2	NVMMG1
Reinvested dividends	$1,058,005	253,290	63,979	41,595	-	-	252,368	-
Mortality and expense risk charges (note 2)	(462,327)	(129,872)	(24,499)	(78,318)	(9,371)	(107,797)	(2,376,000)	(1,800)

Net investment income (loss)	595,678	123,418	39,480	(36,723)	(9,371)	(107,797)	(2,123,632)	(1,800)

Realized gain (loss) on investments	(246,290)	216,729	44,786	(4,911)	7,839	(920,197)	-	(290)
Change in unrealized gain (loss) on investments	1,451,337	323,215	195,474	637,275	531,063	(724,656)	-	51,496

Net gain (loss) on investments	1,205,047	539,944	240,260	632,364	538,902	(1,644,853)	-	51,206

Reinvested capital gains	1,236,147	-	-	1,741,639	-	3,584,219	-	18,893

Net increase (decrease) in contract owners’ equity resulting from operations	$3,036,872	663,362	279,740	2,337,280	529,531	1,831,569	(2,123,632)	68,299

Investment Activity:	NVMMG2	NVMMV2	NVNMO2	NVNSR2	NVOLG2	NVRE2	NVSIX2	NVSTB2
Reinvested dividends	$-	126,302	11,498	9,098	143,598	75,239	311,301	295,481
Mortality and expense risk charges (note 2)	(161,246)	(84,208)	(43,586)	(12,773)	(154,872)	(68,149)	(375,712)	(233,201)

Net investment income (loss)	(161,246)	42,094	(32,088)	(3,675)	(11,274)	7,090	(64,411)	62,280

Realized gain (loss) on investments	717,352	(1,761,022)	(181,700)	(13,649)	(1,009,948)	141,905	(7,495,667)	193,372
Change in unrealized gain (loss) on investments	3,819,736	1,457,598	315,898	73,553	1,811,526	(795,629)	12,812,338	51,775

Net gain (loss) on investments	4,537,088	(303,424)	134,198	59,904	801,578	(653,724)	5,316,671	245,147

Reinvested capital gains	1,571,969	-	310,175	76,862	1,281,252	24,317	1,525,866	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,947,811	(261,330)	412,285	133,091	2,071,556	(622,317)	6,778,126	307,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$18,858	78	1,163	547	-	-	1,662	-
Mortality and expense risk charges (note 2)	(14,264)	(417)	(79,493)	(25,088)	(81,261)	(42,782)	(33,987)	(29,137)

Net investment income (loss)	4,594	(339)	(78,330)	(24,541)	(81,261)	(42,782)	(32,325)	(29,137)

Realized gain (loss) on investments	(146,121)	-	(448,519)	(190,215)	(357,707)	174,259	(1,534,188)	(1,550,580)
Change in unrealized gain (loss) on investments	203,616	-	1,411,510	611,847	1,475,298	596,614	1,555,015	1,676,573

Net gain (loss) on investments	57,495	-	962,991	421,632	1,117,591	770,873	20,827	125,993

Reinvested capital gains	-	-	245,560	115,416	630,114	504,154	11,913	12,061

Net increase (decrease) in contract owners’ equity resulting from operations	$62,089	(339)	1,130,221	512,507	1,666,444	1,232,245	415	108,917

Investment Activity:	TRF	TRF2	NBARMS	NO7TB	NOTBBA	NOVPI2	PMUBA	PMVAAD
Reinvested dividends	$21,549	11,283	8,750	13,688	404,346	60,257	101,837	231,629
Mortality and expense risk charges (note 2)	(42,966)	(16,271)	(13,060)	(11,545)	(249,134)	(50,001)	(53,342)	(69,828)

Net investment income (loss)	(21,417)	(4,988)	(4,310)	2,143	155,212	10,256	48,495	161,801

Realized gain (loss) on investments	(40,618)	(81,341)	(16,491)	9,566	(891,804)	(82,669)	(32,033)	(244,128)
Change in unrealized gain (loss) on investments	(75,030)	(61,077)	(18,960)	(3,602)	866,560	(216,468)	98,860	56,386

Net gain (loss) on investments	(115,648)	(142,418)	(35,451)	5,964	(25,244)	(299,137)	66,827	(187,742)

Reinvested capital gains	153,392	87,866	72,181	20,954	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,327	(59,540)	32,420	29,061	129,968	(288,881)	115,322	(25,941)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVEBD	PMVFAD	PMVFHV	PMVGBD	PMVHYD	PMVIV	PMVLAD	PMVRSD
Reinvested dividends	$259,634	109,274	213,046	74,594	507,245	746,436	179,429	117,832
Mortality and expense risk charges (note 2)	(70,973)	(28,058)	(42,176)	(49,452)	(146,905)	(194,755)	(250,878)	(29,107)

Net investment income (loss)	188,661	81,216	170,870	25,142	360,340	551,681	(71,449)	88,725

Realized gain (loss) on investments	(88,747)	(83,189)	(66,868)	(121,594)	165,973	(97,074)	181,874	(121,389)
Change in unrealized gain (loss) on investments	113,738	171,746	(90,317)	359,244	5,807	154,179	59,804	50,484

Net gain (loss) on investments	24,991	88,557	(157,185)	237,650	171,780	57,105	241,678	(70,905)

Reinvested capital gains	-	-	-	-	-	49,380	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$213,652	169,773	13,685	262,792	532,120	658,166	170,229	17,820

Investment Activity:	PMVSTA	PMVTRD	PROA30	PROAHY	PROBIO	PROBL	PROBM	PROBNK
Reinvested dividends	$103,070	593,199	11,402	190,167	945	4,457	6,087	19,613
Mortality and expense risk charges (note 2)	(103,566)	(375,015)	(16,873)	(108,532)	(79,377)	(57,382)	(15,681)	(16,576)

Net investment income (loss)	(496)	218,184	(5,471)	81,635	(78,432)	(52,925)	(9,594)	3,037

Realized gain (loss) on investments	(40,562)	988,688	175,715	(683,241)	686,266	360,447	(81,930)	(344,367)
Change in unrealized gain (loss) on investments	125,915	340,230	81,608	154,365	(319,300)	(30,557)	77,201	11,415

Net gain (loss) on investments	85,353	1,328,918	257,323	(528,876)	366,966	329,890	(4,729)	(332,952)

Reinvested capital gains	-	324,768	103,936	-	365,236	246,762	73,266	-

Net increase (decrease) in contract owners’ equity resulting from operations	$84,857	1,871,870	355,788	(447,241)	653,770	523,727	58,943	(329,915)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PROBR	PROCG	PROCS	PROE30	PROEM	PROFIN	PROGVP	PROHC
Reinvested dividends	$1,703	22,633	-	34,691	13,897	14,232	467	-
Mortality and expense risk charges (note 2)	(8,635)	(39,005)	(52,811)	(22,294)	(33,504)	(40,096)	(18,667)	(127,752)

Net investment income (loss)	(6,932)	(16,372)	(52,811)	12,397	(19,607)	(25,864)	(18,200)	(127,752)

Realized gain (loss) on investments	12,299	329,510	(208,570)	(276,027)	342,529	(310,988)	98,987	(27,752)
Change in unrealized gain (loss) on investments	1,671	406,902	(243,669)	17,979	83,280	(274,996)	(19,640)	73,579

Net gain (loss) on investments	13,970	736,412	(452,239)	(258,048)	425,809	(585,984)	79,347	45,827

Reinvested capital gains	-	30,047	1,264,661	-	-	154,725	85,338	1,060,847

Net increase (decrease) in contract owners’ equity resulting from operations	$7,038	750,087	759,611	(245,651)	406,202	(457,123)	146,485	978,922

Investment Activity:	PROIND	PROINT	PROJP	PRON	PRONET	PROOG	PROPHR	PROPM
Reinvested dividends	$4,109	3,991	2,255	-	-	76,929	1,605	9,545
Mortality and expense risk charges (note 2)	(41,585)	(12,273)	(12,569)	(194,628)	(101,551)	(51,721)	(22,947)	(68,793)

Net investment income (loss)	(37,476)	(8,282)	(10,314)	(194,628)	(101,551)	25,208	(21,342)	(59,248)

Realized gain (loss) on investments	(34,132)	(65,133)	31,515	3,076,476	689,411	(1,593,702)	104,403	(4,252,686)
Change in unrealized gain (loss) on investments	170,096	52,280	120,329	1,178,272	1,257,716	620,313	89,673	(531,778)

Net gain (loss) on investments	135,964	(12,853)	151,844	4,254,748	1,947,127	(973,389)	194,076	(4,784,464)

Reinvested capital gains	45,477	-	-	987,099	911,325	34,018	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$143,965	(21,135)	141,530	5,047,219	2,756,901	(914,163)	172,734	(4,843,712)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL
Reinvested dividends	$33,812	1,076	9,928	200	559	118	-	4,703
Mortality and expense risk charges (note 2)	(33,257)	(2,586)	(45,661)	(1,478)	(2,192)	(817)	(165,624)	(8,305)

Net investment income (loss)	555	(1,510)	(35,733)	(1,278)	(1,633)	(699)	(165,624)	(3,602)

Realized gain (loss) on investments	(523,836)	(68,069)	307,157	(55,999)	(78,111)	(34,388)	1,750,843	11,447
Change in unrealized gain (loss) on investments	(11,007)	(9,676)	457,238	(821)	7,492	808	897,994	33,798

Net gain (loss) on investments	(534,843)	(77,745)	764,395	(56,820)	(70,619)	(33,580)	2,648,837	45,245

Reinvested capital gains	57,714	-	192,888	-	-	-	1,193,693	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(476,574)	(79,255)	921,550	(58,098)	(72,252)	(34,279)	3,676,906	41,643

Investment Activity:	PROUN	PROUSN	PROUTL	PVEIB	PVIGIB	TRHS2	VEEMS	VVGGS
Reinvested dividends	$-	753	63,175	124,899	-	-	10,846	157,407
Mortality and expense risk charges (note 2)	(280,154)	(3,491)	(67,127)	(94,696)	(23)	(214,524)	(5,371)	(64,601)

Net investment income (loss)	(280,154)	(2,738)	(3,952)	30,203	(23)	(214,524)	5,475	92,806

Realized gain (loss) on investments	2,859,171	(557,892)	(1,030,642)	29,326	1,793	1,027,050	(962)	1,694,678
Change in unrealized gain (loss) on investments	7,449,084	4,218	(297,283)	234,253	3	2,855,437	82,719	(43,705)

Net gain (loss) on investments	10,308,255	(553,674)	(1,327,925)	263,579	1,796	3,882,487	81,757	1,650,973

Reinvested capital gains	7,060,873	-	881,663	502,890	-	1,359,965	17,010	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,088,974	(556,412)	(450,214)	796,672	1,773	5,027,928	104,242	1,743,779

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VWHA	VWHAS	VRVDRA	CLVQF2	GVDIV2	NVMLV2	NVLM2	NVLCA2
Reinvested dividends	$23,552	47,826	35,654	163,572	275,011	122,056	28,305	15,466
Mortality and expense risk charges (note 2)	(34,509)	(73,223)	(35,455)	(16,660)	(35,202)	(93,115)	(69,487)	(59,892)

Net investment income (loss)	(10,957)	(25,397)	199	146,912	239,809	28,941	(41,182)	(44,426)

Realized gain (loss) on investments	(180,107)	(925,082)	(612,454)	(165,311)	(1,976,574)	(7,726,283)	(224,827)	(225,460)
Change in unrealized gain (loss) on investments	677,448	2,147,293	272,409	115,279	1,038,741	2,438,054	(316,504)	(43,988)

Net gain (loss) on investments	497,341	1,222,211	(340,045)	(50,032)	(937,833)	(5,288,229)	(541,331)	(269,448)

Reinvested capital gains	-	-	60,498	-	-	3,686,348	378,460	78,180

Net increase (decrease) in contract owners’ equity resulting from operations	$486,384	1,196,814	(279,348)	96,880	(698,024)	(1,572,940)	(204,053)	(235,694)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVBWB		ALVIVB		AAEIP3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,667,023	16,010,233	6,231	7,243	799	(709)	35,271	342
Realized gain (loss) on investments	(14,806,017)	4,422,905	(24,019)	(17,136)	(22,101)	(7,437)	(525,749)	(190,293)
Change in unrealized gain (loss) on investments	214,235,358	264,839,115	55,878	34,447	16,365	41,353	(64,847)	643,615
Reinvested capital gains	110,564,218	107,609,011	22,788	90,130	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	312,660,582	392,881,264	60,878	114,684	(4,937)	33,207	(555,325)	453,664

Equity transactions:
Purchase payments received from contract owners (note 4)	276,363,150	349,075,234	31,000	8,107	28,980	123,297	229,724	131,016
Transfers between funds	-	-	88,156	(122,603)	(958)	(15,307)	199,713	(128,790)
Redemptions (notes 2, 3, and 4)	(249,371,386)	(277,775,759)	(32,677)	(42,116)	(12,040)	(7,697)	(149,217)	(464,934)
Adjustments to maintain reserves	23,433	(8,420)	62	(47)	8	(7)	86	(81)

Net equity transactions	27,015,197	71,291,055	86,541	(156,659)	15,990	100,286	280,306	(462,789)

Net change in contract owners’ equity	339,675,779	464,172,319	147,419	(41,975)	11,053	133,493	(275,019)	(9,125)
Contract owners’ equity at beginning of period	2,512,676,486	2,048,504,167	692,419	734,394	282,059	148,566	2,553,861	2,562,986

Contract owners’ equity at end of period	$2,852,352,265	2,512,676,486	839,838	692,419	293,112	282,059	2,278,842	2,553,861

CHANGE IN UNITS:
Beginning units	195,088,340	182,197,897	44,543	55,028	31,874	19,391	283,039	337,413
Units purchased	429,387,455	351,897,523	15,417	1,183	19,732	30,022	258,335	179,228
Units redeemed	(417,924,992)	(339,007,080)	(10,067)	(11,668)	(18,789)	(17,539)	(200,270)	(233,602)

Ending units	206,550,803	195,088,340	49,893	44,543	32,817	31,874	341,104	283,039

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ARLPE3		ACVGI		ACVIG		ACVIP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$170,693	(29,386)	-	-	48,900	64,606	14,115	97,707
Realized gain (loss) on investments	134,449	1,735	-	-	(355,452)	263,694	310,891	(32,933)
Change in unrealized gain (loss) on investments	(315,143)	672,942	53	-	665,191	1,012,202	619,966	680,492
Reinvested capital gains	27,935	36,794	-	-	559,786	974,451	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,934	682,085	53	-	918,425	2,314,953	944,972	745,266

Equity transactions:
Purchase payments received from contract owners (note 4)	194,950	215,180	600	-	210,205	99,986	784,554	482,014
Transfers between funds	(1,709,048)	1,209,372	200	-	(328,110)	(568,915)	2,318,252	(7,838)
Redemptions (notes 2, 3, and 4)	(183,371)	(199,684)	-	-	(1,632,363)	(1,216,699)	(1,489,511)	(941,767)
Adjustments to maintain reserves	(3)	(45)	2	-	80	(99)	128	(161)

Net equity transactions	(1,697,472)	1,224,823	802	-	(1,750,188)	(1,685,727)	1,613,423	(467,752)

Net change in contract owners’ equity	(1,679,538)	1,906,908	855	-	(831,763)	629,226	2,558,395	277,514
Contract owners’ equity at beginning of period	3,516,030	1,609,122	-	-	12,121,930	11,492,704	10,377,629	10,100,115

Contract owners’ equity at end of period	$1,836,492	3,516,030	855	-	11,290,167	12,121,930	12,936,024	10,377,629

CHANGE IN UNITS:
Beginning units	225,654	142,430	-	-	881,696	1,022,898	954,812	1,003,523
Units purchased	61,803	181,964	80	-	162,964	193,808	869,096	336,567
Units redeemed	(178,402)	(98,740)	-	-	(300,889)	(335,010)	(728,305)	(385,278)

Ending units	109,055	225,654	80	-	743,771	881,696	1,095,603	954,812

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVMV2		ACVU1		ACVV		ACVV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$547	-	(24,848)	(18,953)	55,592	73,769	3,498	-
Realized gain (loss) on investments	(246)	-	35,499	6,961	(906,265)	37,095	(30,501)	-
Change in unrealized gain (loss) on investments	20,759	-	658,696	261,946	(343,269)	1,823,460	5,479	-
Reinvested capital gains	-	-	169,334	153,913	250,842	676,700	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,060	-	838,681	403,867	(943,100)	2,611,024	(21,524)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	237,345	-	865	-	353,545	38,395	138,221	-
Transfers between funds	46,288	-	281,907	150,128	(3,181,563)	176,352	36,131	-
Redemptions (notes 2, 3, and 4)	(719)	-	(26,631)	(59,612)	(769,525)	(1,304,739)	(219)	-
Adjustments to maintain reserves	(17)	-	49	(63)	169	(89)	(4)	-

Net equity transactions	282,897	-	256,190	90,453	(3,597,374)	(1,090,081)	174,129	-

Net change in contract owners’ equity	303,957	-	1,094,871	494,320	(4,540,474)	1,520,943	152,605	-
Contract owners’ equity at beginning of period	-	-	1,677,590	1,183,270	12,549,070	11,028,127	-	-

Contract owners’ equity at end of period	$303,957	-	2,772,461	1,677,590	8,008,596	12,549,070	152,605	-

CHANGE IN UNITS:
Beginning units	-	-	94,417	88,470	939,561	1,033,715	-	-
Units purchased	25,986	-	32,852	44,788	83,430	211,379	40,522	-
Units redeemed	(2,612)	-	(21,832)	(38,841)	(421,797)	(305,533)	(28,857)	-

Ending units	23,374	-	105,437	94,417	601,194	939,561	11,665	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$128,802	195,615	238,350	253,724	(67,059)	(78,090)	(58,966)	16,391
Realized gain (loss) on investments	(117,115)	(14,938)	(73,175)	106,169	35,170	316,801	5,753	72,271
Change in unrealized gain (loss) on investments	1,907,074	2,018,564	(323)	2,104,530	1,181,684	849,563	1,405,412	1,195,875
Reinvested capital gains	300,609	1,843,506	-	-	354,577	419,448	-	222,200

Net increase (decrease) in contract owners’ equity resulting from operations	2,219,370	4,042,747	164,852	2,464,423	1,504,372	1,507,722	1,352,199	1,506,737

Equity transactions:
Purchase payments received from contract owners (note 4)	2,562,436	3,503,442	963,941	1,678,376	630,945	504,546	710,190	1,352,765
Transfers between funds	320,969	(907,846)	(1,710,180)	2,182,557	(787,308)	(636,542)	336,300	10,194
Redemptions (notes 2, 3, and 4)	(821,114)	(721,175)	(1,323,455)	(1,170,260)	(326,418)	(588,449)	(161,839)	(276,781)
Adjustments to maintain reserves	83	(90)	39	(97)	180	(167)	31	(62)

Net equity transactions	2,062,374	1,874,331	(2,069,655)	2,690,576	(482,601)	(720,612)	884,682	1,086,116

Net change in contract owners’ equity	4,281,744	5,917,078	(1,904,803)	5,154,999	1,021,771	787,110	2,236,881	2,592,853
Contract owners’ equity at beginning of period	25,472,818	19,555,740	19,193,960	14,038,961	6,256,665	5,469,555	9,312,886	6,720,033

Contract owners’ equity at end of period	$29,754,562	25,472,818	17,289,157	19,193,960	7,278,436	6,256,665	11,549,767	9,312,886

CHANGE IN UNITS:
Beginning units	1,821,436	1,673,355	1,657,696	1,408,732	385,784	438,172	754,038	660,568
Units purchased	583,220	510,072	548,327	602,899	141,222	253,493	407,571	288,305
Units redeemed	(420,931)	(361,991)	(756,458)	(353,935)	(175,345)	(305,881)	(330,090)	(194,835)

Ending units	1,983,725	1,821,436	1,449,565	1,657,696	351,661	385,784	831,519	754,038

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW4		PIHYB2		BRVDA3		BRVED3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(138,292)	(26,313)	5,743	7,933	3,827	22,700	40,214	35,622
Realized gain (loss) on investments	140,330	111,125	(851)	(12,993)	(180,357)	23,950	(395,271)	(36,454)
Change in unrealized gain (loss) on investments	3,097,525	2,127,164	(3,965)	34,901	392,391	121,613	103,183	1,080,595
Reinvested capital gains	146,732	427,577	-	-	4,704	18,772	205,090	459,501

Net increase (decrease) in contract owners’ equity resulting from operations	3,246,295	2,639,553	927	29,841	220,565	187,035	(46,784)	1,539,264

Equity transactions:
Purchase payments received from contract owners (note 4)	1,191,846	1,485,085	-	-	10,000	155	171,835	19,982
Transfers between funds	427,156	381,070	-	(131,719)	509,391	1,082,221	(785,566)	(140,638)
Redemptions (notes 2, 3, and 4)	(376,864)	(408,202)	(2,051)	(4,693)	(166,265)	(46,107)	(407,568)	(685,994)
Adjustments to maintain reserves	44	(33)	34	(55)	73	(50)	101	(68)

Net equity transactions	1,242,182	1,457,920	(2,017)	(136,467)	353,199	1,036,219	(1,021,198)	(806,718)

Net change in contract owners’ equity	4,488,477	4,097,473	(1,090)	(106,626)	573,764	1,223,254	(1,067,982)	732,546
Contract owners’ equity at beginning of period	13,313,802	9,216,329	161,435	268,061	2,074,392	851,138	7,148,385	6,415,839

Contract owners’ equity at end of period	$17,802,279	13,313,802	160,345	161,435	2,648,156	2,074,392	6,080,403	7,148,385

CHANGE IN UNITS:
Beginning units	998,477	881,581	10,180	19,427	167,237	81,180	485,001	548,146
Units purchased	296,950	258,333	-	-	161,766	137,152	144,741	158,774
Units redeemed	(201,570)	(141,437)	(123)	(9,247)	(139,955)	(51,095)	(227,480)	(221,919)

Ending units	1,093,857	998,477	10,057	10,180	189,048	167,237	402,262	485,001

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVHY3		BRVTR3		MLVGA3		DVMCSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$524,225	535,336	57,004	72,295	(13,613)	(39,518)	(52,343)	(68,667)
Realized gain (loss) on investments	198,470	(177,625)	476,642	91,380	(71,507)	(228,332)	(354,460)	(27,655)
Change in unrealized gain (loss) on investments	229,173	1,147,280	(532,647)	186,362	2,884,698	3,072,518	891,158	847,113
Reinvested capital gains	-	-	570,286	25,234	1,594,895	1,001,198	-	570,905

Net increase (decrease) in contract owners’ equity resulting from operations	951,868	1,504,991	571,285	375,271	4,394,473	3,805,866	484,355	1,321,696

Equity transactions:
Purchase payments received from contract owners (note 4)	1,929,296	2,039,704	1,269,787	2,288,300	1,502,917	432,986	842,863	288,302
Transfers between funds	309,557	4,813,703	3,580,205	2,142,496	(486,883)	(399,430)	(245,492)	108,347
Redemptions (notes 2, 3, and 4)	(623,776)	(797,888)	(738,050)	(624,041)	(2,656,837)	(2,820,345)	(436,799)	(350,698)
Adjustments to maintain reserves	140	(201)	51	(61)	141	(170)	125	(106)

Net equity transactions	1,615,217	6,055,318	4,111,993	3,806,694	(1,640,662)	(2,786,959)	160,697	45,845

Net change in contract owners’ equity	2,567,085	7,560,309	4,683,278	4,181,965	2,753,811	1,018,907	645,052	1,367,541
Contract owners’ equity at beginning of period	16,199,858	8,639,549	7,383,581	3,201,616	26,037,150	25,018,243	8,543,209	7,175,668

Contract owners’ equity at end of period	$18,766,943	16,199,858	12,066,859	7,383,581	28,790,961	26,037,150	9,188,261	8,543,209

CHANGE IN UNITS:
Beginning units	1,346,768	817,280	693,390	324,033	1,769,137	1,980,641	639,086	636,001
Units purchased	836,504	1,262,171	1,511,358	786,235	300,549	167,844	140,638	75,678
Units redeemed	(709,541)	(732,683)	(1,149,640)	(416,878)	(431,351)	(379,348)	(135,353)	(72,593)

Ending units	1,473,731	1,346,768	1,055,108	693,390	1,638,335	1,769,137	644,371	639,086

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVHY2		CSCRS		DWVSVS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$63,040	88,692	19,809	(2,363)	(8,215)	(20,274)	328,600	575,802
Realized gain (loss) on investments	(171,473)	56,275	(66,674)	(49,588)	(649,150)	(82,119)	(631,287)	(179,216)
Change in unrealized gain (loss) on investments	49,739	142,329	35,074	71,868	321,316	810,149	170,075	643,273
Reinvested capital gains	-	-	-	-	279,699	377,441	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(58,694)	287,296	(11,791)	19,917	(56,350)	1,085,197	(132,612)	1,039,859

Equity transactions:
Purchase payments received from contract owners (note 4)	934,367	431,575	48	8,628	810,299	986,168	1,067,607	2,527,639
Transfers between funds	(1,812,776)	2,607,546	93,750	123,314	(420,249)	321,712	(1,629,392)	2,054,745
Redemptions (notes 2, 3, and 4)	(183,481)	(123,424)	(123,168)	(144,341)	(148,734)	(73,177)	(2,296,826)	(3,801,765)
Adjustments to maintain reserves	36	(47)	55	(48)	56	(33)	481	1,787

Net equity transactions	(1,061,854)	2,915,650	(29,315)	(12,447)	241,372	1,234,670	(2,858,130)	782,406

Net change in contract owners’ equity	(1,120,548)	3,202,946	(41,106)	7,470	185,022	2,319,867	(2,990,742)	1,822,265
Contract owners’ equity at beginning of period	4,241,839	1,038,893	524,102	516,632	6,101,330	3,781,463	19,521,513	17,699,248

Contract owners’ equity at end of period	$3,121,291	4,241,839	482,996	524,102	6,286,352	6,101,330	16,530,771	19,521,513

CHANGE IN UNITS:
Beginning units	382,641	107,436	97,252	101,186	449,594	352,074	1,778,727	1,706,626
Units purchased	583,561	547,407	65,240	76,429	270,381	195,404	950,667	1,086,371
Units redeemed	(698,562)	(272,202)	(70,151)	(80,363)	(241,063)	(97,884)	(1,233,214)	(1,014,270)

Ending units	267,640	382,641	92,341	97,252	478,912	449,594	1,496,180	1,778,727

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FVUS2		FAM2		FB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$83	89	6,761	(251)	3,662	1,421	70,594	120,642
Realized gain (loss) on investments	3	-	4,173	398	8,909	(3,453)	192,276	152,714
Change in unrealized gain (loss) on investments	282	336	5,521	12	70,099	51,697	8,498,523	3,909,200
Reinvested capital gains	17	-	-	-	10,032	18,754	545,914	1,017,046

Net increase (decrease) in contract owners’ equity resulting from operations	385	425	16,455	159	92,702	68,419	9,307,307	5,199,602

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	497,511	479,157	1,280	6,313	6,569,019	8,378,634
Transfers between funds	-	-	1,017,387	(371,610)	473,957	(33,359)	13,335,371	4,236,045
Redemptions (notes 2, 3, and 4)	(7)	(7)	(14,675)	-	(82,073)	(26,512)	(2,934,809)	(2,360,329)
Adjustments to maintain reserves	(15)	6	6	-	24	(22)	111	(175)

Net equity transactions	(22)	(1)	1,500,229	107,547	393,188	(53,580)	16,969,692	10,254,175

Net change in contract owners’ equity	363	424	1,516,684	107,706	485,890	14,839	26,276,999	15,453,777
Contract owners’ equity at beginning of period	5,717	5,293	107,706	-	457,292	442,453	34,311,080	18,857,303

Contract owners’ equity at end of period	$6,080	5,717	1,624,390	107,706	943,182	457,292	60,588,079	34,311,080

CHANGE IN UNITS:
Beginning units	299	299	10,437	-	31,237	35,392	2,527,000	1,701,806
Units purchased	-	-	157,842	55,949	65,003	3,537	2,298,109	1,583,912
Units redeemed	(1)	-	(16,803)	(45,512)	(38,424)	(7,692)	(1,120,854)	(758,718)

Ending units	298	299	151,476	10,437	57,816	31,237	3,704,255	2,527,000

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FC2		FEI2		FEMS2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(136,136)	(71,822)	3,156	21,643	(18,356)	18,365	(879,101)	(672,601)
Realized gain (loss) on investments	178,985	(36,376)	(205,559)	(338,046)	(133,878)	23,667	1,545,220	39,904
Change in unrealized gain (loss) on investments	2,980,414	1,049,847	(13,565)	1,792,566	793,752	274,258	17,461,542	12,150,777
Reinvested capital gains	50,226	695,732	392,158	773,188	448,769	-	7,017,710	3,122,780

Net increase (decrease) in contract owners’ equity resulting from operations	3,073,489	1,637,381	176,190	2,249,351	1,090,287	316,290	25,145,371	14,640,860

Equity transactions:
Purchase payments received from contract owners (note 4)	3,806,860	1,179,964	69,426	108,276	778,043	1,249,931	9,209,982	6,576,923
Transfers between funds	1,197,222	192,416	(1,848,900)	169,040	1,266,814	1,222,530	(1,261,275)	3,655,161
Redemptions (notes 2, 3, and 4)	(473,892)	(362,640)	(1,388,628)	(1,880,197)	(184,307)	(121,901)	(6,316,844)	(5,671,920)
Adjustments to maintain reserves	31	2	106	(123)	39	(40)	172	(274)

Net equity transactions	4,530,221	1,009,742	(3,167,996)	(1,603,004)	1,860,589	2,350,520	1,632,035	4,559,890

Net change in contract owners’ equity	7,603,710	2,647,123	(2,991,806)	646,347	2,950,876	2,666,810	26,777,406	19,200,750
Contract owners’ equity at beginning of period	8,039,618	5,392,495	10,084,141	9,437,794	2,966,590	299,780	64,340,514	45,139,764

Contract owners’ equity at end of period	$15,643,328	8,039,618	7,092,335	10,084,141	5,917,466	2,966,590	91,117,920	64,340,514

CHANGE IN UNITS:
Beginning units	567,853	474,009	750,010	877,571	281,768	36,396	3,647,438	3,389,539
Units purchased	481,781	218,777	146,550	433,380	353,128	357,110	2,185,564	1,992,568
Units redeemed	(162,829)	(124,933)	(394,315)	(560,941)	(200,350)	(111,738)	(2,193,528)	(1,734,669)

Ending units	886,805	567,853	502,245	750,010	434,546	281,768	3,639,474	3,647,438

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FHI2		FIGBP2		FMMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$73,122	207,056	93,784	93,233	172,628	181,659	-	-
Realized gain (loss) on investments	(273,737)	(260,129)	(40,553)	(38,806)	448,349	79,804	-	-
Change in unrealized gain (loss) on investments	531,985	1,476,082	(19,254)	294,245	284,797	428,497	-	-
Reinvested capital gains	488,528	758,364	-	-	5,966	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	819,898	2,181,373	33,977	348,672	911,740	689,960	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,750,568	1,535,795	23,131	39,659	3,181,310	2,336,715	200	-
Transfers between funds	(831,896)	1,098,909	137,158	2,763	4,840,128	6,087,885	(200)	-
Redemptions (notes 2, 3, and 4)	(590,380)	(414,841)	(642,303)	(267,799)	(3,036,313)	(1,511,120)	-	-
Adjustments to maintain reserves	134	(68)	25	(64)	138	(143)	-	-

Net equity transactions	328,426	2,219,795	(481,989)	(225,441)	4,985,263	6,913,337	-	-

Net change in contract owners’ equity	1,148,324	4,401,168	(448,012)	123,231	5,897,003	7,603,297	-	-
Contract owners’ equity at beginning of period	11,160,857	6,759,689	2,571,158	2,447,927	14,013,486	6,410,189	-	-

Contract owners’ equity at end of period	$12,309,181	11,160,857	2,123,146	2,571,158	19,910,489	14,013,486	-	-

CHANGE IN UNITS:
Beginning units	749,733	581,341	221,771	238,786	1,297,248	637,609	-	-
Units purchased	308,184	438,807	135,092	121,340	1,525,177	1,241,347	20	-
Units redeemed	(280,168)	(270,415)	(175,710)	(138,355)	(1,120,936)	(581,708)	(20)	-

Ending units	777,749	749,733	181,153	221,771	1,701,489	1,297,248	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FNRS2		FRESS2		FVSIS2		FEOVF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,334	-	29,262	16,945	216,236	232,759	3,260	-
Realized gain (loss) on investments	(7,615)	-	(473,970)	141,394	(157,138)	(30,013)	29	-
Change in unrealized gain (loss) on investments	25,058	-	(525,055)	565,024	345,111	698,671	4,961	-
Reinvested capital gains	-	-	252,326	90,612	117,676	91,128	6,672	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,777	-	(717,437)	813,975	521,885	992,545	14,922	-

Equity transactions:
Purchase payments received from contract owners (note 4)	130,253	-	457,197	1,073,438	1,043,355	1,254,294	128,170	-
Transfers between funds	726,308	-	(1,025,697)	1,146,726	(774,240)	1,271,088	8,366	-
Redemptions (notes 2, 3, and 4)	(4,856)	-	(333,458)	(240,640)	(848,872)	(1,435,488)	-	-
Adjustments to maintain reserves	9	-	48	(56)	107	(150)	(1)	-

Net equity transactions	851,714	-	(901,910)	1,979,468	(579,650)	1,089,744	136,535	-

Net change in contract owners’ equity	882,491	-	(1,619,347)	2,793,443	(57,765)	2,082,289	151,457	-
Contract owners’ equity at beginning of period	-	-	6,452,152	3,658,709	12,915,213	10,832,924	-	-

Contract owners’ equity at end of period	$882,491	-	4,832,805	6,452,152	12,857,448	12,915,213	151,457	-

CHANGE IN UNITS:
Beginning units	-	-	518,374	356,056	1,139,452	1,046,245	-	-
Units purchased	86,591	-	234,478	423,599	505,157	518,527	12,510	-
Units redeemed	(10,434)	-	(332,676)	(261,281)	(574,796)	(425,320)	-	-

Ending units	76,157	-	420,176	518,374	1,069,813	1,139,452	12,510	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVFA2		FTVGI2		FTVIS2		FTVMD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,487	98,735	1,179,331	1,106,110	912,119	850,991	63,956	20,370
Realized gain (loss) on investments	(242,414)	(60,732)	(693,794)	167,888	(1,344,845)	357,358	(399,315)	(43,336)
Change in unrealized gain (loss) on investments	(480,091)	361,151	(1,620,132)	(1,141,061)	(309,975)	1,006,452	(306,579)	743,357
Reinvested capital gains	1,124,398	278,052	-	-	16,625	346,113	119,156	763,230

Net increase (decrease) in contract owners’ equity resulting from operations	413,380	677,206	(1,134,595)	132,937	(726,076)	2,560,914	(522,782)	1,483,621

Equity transactions:
Purchase payments received from contract owners (note 4)	318,476	58,729	574,640	1,801,795	1,016,656	3,317,521	635,495	278,801
Transfers between funds	(224,775)	256,850	(1,479,112)	(997,344)	(2,949,419)	2,994,481	(541,929)	(104,243)
Redemptions (notes 2, 3, and 4)	(437,558)	(240,263)	(1,800,602)	(1,297,671)	(1,360,352)	(3,935,158)	(344,428)	(805,243)
Adjustments to maintain reserves	14	(51)	(879)	3	146	(161)	97	(150)

Net equity transactions	(343,843)	75,265	(2,705,953)	(493,217)	(3,292,969)	2,376,683	(250,765)	(630,835)

Net change in contract owners’ equity	69,537	752,471	(3,840,548)	(360,280)	(4,019,045)	4,937,597	(773,547)	852,786
Contract owners’ equity at beginning of period	4,394,707	3,642,236	17,950,239	18,310,519	22,268,982	17,331,385	7,649,743	6,796,957

Contract owners’ equity at end of period	$4,464,244	4,394,707	14,109,691	17,950,239	18,249,937	22,268,982	6,876,196	7,649,743

CHANGE IN UNITS:
Beginning units	252,905	248,319	1,828,736	1,881,017	1,700,024	1,519,867	530,208	578,609
Units purchased	34,904	30,921	518,344	438,129	602,632	905,607	113,518	88,323
Units redeemed	(55,568)	(26,335)	(812,496)	(490,410)	(904,190)	(725,450)	(138,048)	(136,724)

Ending units	232,241	252,905	1,534,584	1,828,736	1,398,466	1,700,024	505,678	530,208

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVGMNS		GVHQFA		GVMSAS		GVFRB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,934)	729	(24,712)	47,808	7,792	20,365	431,294	384,812
Realized gain (loss) on investments	23,602	741	(52,055)	(10,022)	(2,245)	1,258	(277,103)	(117,593)
Change in unrealized gain (loss) on investments	(17,588)	39,048	18,278	4,029	48,545	(9,407)	(203,429)	381,142
Reinvested capital gains	9,555	40,503	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,635	81,021	(58,489)	41,815	54,092	12,216	(49,238)	648,361

Equity transactions:
Purchase payments received from contract owners (note 4)	6,512	600	98,507	442,399	106,767	141,245	127,405	166,526
Transfers between funds	(174,858)	172,068	(2,669,488)	(730,972)	29,951	679,509	2,445,725	(2,480,364)
Redemptions (notes 2, 3, and 4)	(128,196)	(31,327)	(132,345)	(246,225)	(8,221)	(2,034)	(640,601)	(1,167,061)
Adjustments to maintain reserves	53	(16)	50	(92)	(3)	(5)	119	(132)

Net equity transactions	(296,489)	141,325	(2,703,276)	(534,890)	128,494	818,715	1,932,648	(3,481,031)

Net change in contract owners’ equity	(289,854)	222,346	(2,761,765)	(493,075)	182,586	830,931	1,883,410	(2,832,670)
Contract owners’ equity at beginning of period	973,517	751,171	6,322,332	6,815,407	912,460	81,529	9,007,737	11,840,407

Contract owners’ equity at end of period	$683,663	973,517	3,560,567	6,322,332	1,095,046	912,460	10,891,147	9,007,737

CHANGE IN UNITS:
Beginning units	84,216	71,712	640,540	695,845	90,146	8,652	789,575	1,099,175
Units purchased	4,300	16,605	203,416	261,664	20,208	92,292	519,956	343,094
Units redeemed	(30,926)	(4,101)	(481,367)	(316,969)	(7,667)	(10,798)	(344,463)	(652,694)

Ending units	57,590	84,216	362,589	640,540	102,687	90,146	965,068	789,575

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RAF		RBF		RBKF		RBMF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,099)	(3,632)	(102,363)	(98,855)	(6,855)	(10,656)	(8,310)	(38,312)
Realized gain (loss) on investments	(233,321)	(222,325)	611,956	(480,547)	(229,939)	(68,940)	9,768	(323,061)
Change in unrealized gain (loss) on investments	(1,395)	(37,336)	265,887	1,771,222	(76,660)	548,973	382,754	655,397
Reinvested capital gains	-	-	546,468	167,101	-	-	14,986	132,053

Net increase (decrease) in contract owners’ equity resulting from operations	(235,815)	(263,293)	1,321,948	1,358,921	(313,454)	469,377	399,198	426,077

Equity transactions:
Purchase payments received from contract owners (note 4)	7,969	7,375	26,995	264,024	10,758	15,176	26,443	43,760
Transfers between funds	287,827	(1,821,902)	577,541	(1,022,403)	245,132	86,176	365,743	(399,385)
Redemptions (notes 2, 3, and 4)	(25,206)	(59,677)	(744,170)	(1,036,920)	(141,403)	(263,053)	(234,243)	(278,480)
Adjustments to maintain reserves	20	(20)	252	(290)	67	(54)	62	(107)

Net equity transactions	270,610	(1,874,224)	(139,382)	(1,795,589)	114,554	(161,755)	158,005	(634,212)

Net change in contract owners’ equity	34,795	(2,137,517)	1,182,566	(436,668)	(198,900)	307,622	557,203	(208,135)
Contract owners’ equity at beginning of period	189,780	2,327,297	6,825,695	7,262,363	2,107,303	1,799,681	2,453,751	2,661,886

Contract owners’ equity at end of period	$224,575	189,780	8,008,261	6,825,695	1,908,403	2,107,303	3,010,954	2,453,751

CHANGE IN UNITS:
Beginning units	458,222	2,906,311	192,159	252,782	196,804	210,412	92,813	122,448
Units purchased	12,476,015	7,986,588	238,235	322,518	205,950	404,108	83,024	66,648
Units redeemed	(12,075,901)	(10,434,677)	(239,504)	(383,141)	(208,677)	(417,716)	(79,407)	(96,283)

Ending units	858,336	458,222	190,890	192,159	194,077	196,804	96,430	92,813

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RCPF		RELF		RENF		RESF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(28,234)	(26,303)	(67,258)	(61,303)	(4,366)	(62,775)	(11,820)	(31,420)
Realized gain (loss) on investments	(68,203)	341,451	1,106,127	345,691	(1,641,347)	(1,877,943)	(819,615)	(792,832)
Change in unrealized gain (loss) on investments	181,131	757,641	819,111	1,496,948	323,340	2,298,765	(81,881)	863,404
Reinvested capital gains	76,297	13,557	76,700	55,958	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	160,991	1,086,346	1,934,680	1,837,294	(1,322,373)	358,047	(913,316)	39,152

Equity transactions:
Purchase payments received from contract owners (note 4)	140,055	454,372	15,705	34,635	48,044	19,033	67,591	58,464
Transfers between funds	(6,035)	501,587	(384,758)	930,943	404,905	(1,396,418)	1,260,036	(177,523)
Redemptions (notes 2, 3, and 4)	(435,536)	(533,978)	(586,606)	(662,678)	(466,965)	(553,729)	(156,035)	(252,708)
Adjustments to maintain reserves	248	(255)	160	(121)	(56)	35	88	(97)

Net equity transactions	(301,268)	421,726	(955,499)	302,779	(14,072)	(1,931,079)	1,171,680	(371,864)

Net change in contract owners’ equity	(140,277)	1,508,072	979,181	2,140,073	(1,336,445)	(1,573,032)	258,364	(332,712)
Contract owners’ equity at beginning of period	6,430,194	4,922,122	5,207,241	3,067,168	3,973,562	5,546,594	1,558,498	1,891,210

Contract owners’ equity at end of period	$6,289,917	6,430,194	6,186,422	5,207,241	2,637,117	3,973,562	1,816,862	1,558,498

CHANGE IN UNITS:
Beginning units	188,110	167,554	219,555	202,302	299,660	439,176	223,170	266,163
Units purchased	94,677	234,097	212,939	309,519	851,306	286,847	4,487,683	1,513,014
Units redeemed	(110,766)	(213,541)	(264,311)	(292,266)	(848,348)	(426,363)	(4,290,984)	(1,556,007)

Ending units	172,021	188,110	168,183	219,555	302,618	299,660	419,869	223,170

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RFSF		RHCF		RHYS		RINF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(20,178)	(28,505)	(150,427)	(153,756)	16,480	13,537	(79,611)	(62,900)
Realized gain (loss) on investments	15,408	87,674	484,995	(80,701)	(35,865)	64,227	1,012,404	67,609
Change in unrealized gain (loss) on investments	(276,823)	942,578	882,251	2,011,179	(20,185)	55,282	1,553,785	885,277
Reinvested capital gains	142,003	211,738	296,352	209,973	2,433	-	85,892	-

Net increase (decrease) in contract owners’ equity resulting from operations	(139,590)	1,213,485	1,513,171	1,986,695	(37,137)	133,046	2,572,470	889,986

Equity transactions:
Purchase payments received from contract owners (note 4)	369,991	147,143	44,290	70,071	5,216	9,357	31,515	4,295
Transfers between funds	(776,434)	720,567	(1,100,312)	(858,253)	(168,194)	1,833,985	489,284	(697,832)
Redemptions (notes 2, 3, and 4)	(294,035)	(629,245)	(1,152,348)	(1,769,609)	(193,601)	(421,411)	(431,512)	(524,483)
Adjustments to maintain reserves	102	(114)	(256)	(57)	96	(82)	292	(133)

Net equity transactions	(700,376)	238,351	(2,208,626)	(2,557,848)	(356,483)	1,421,849	89,579	(1,218,153)

Net change in contract owners’ equity	(839,966)	1,451,836	(695,455)	(571,153)	(393,620)	1,554,895	2,662,049	(328,167)
Contract owners’ equity at beginning of period	5,941,259	4,489,423	11,214,507	11,785,660	2,709,335	1,154,440	3,864,933	4,193,100

Contract owners’ equity at end of period	$5,101,293	5,941,259	10,519,052	11,214,507	2,315,715	2,709,335	6,526,982	3,864,933

CHANGE IN UNITS:
Beginning units	387,410	368,885	355,151	450,556	218,106	105,131	84,064	113,408
Units purchased	135,029	324,603	160,707	253,195	999,629	274,186	127,485	152,066
Units redeemed	(187,766)	(306,078)	(231,134)	(348,600)	(1,033,301)	(161,211)	(121,333)	(181,410)

Ending units	334,673	387,410	284,724	355,151	184,434	218,106	90,216	84,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RJNF		RLCE		RLCJ		RLF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,564)	(8,546)	3,611	(4,816)	(2,604)	(1,044)	(35,767)	(35,118)
Realized gain (loss) on investments	(27,542)	(139,144)	(84,988)	117,353	(6,575)	132,299	81,368	34,981
Change in unrealized gain (loss) on investments	(5,748)	45,301	(34,037)	194,242	208,692	63,827	359,518	663,486
Reinvested capital gains	-	-	-	-	-	-	118,805	30,898

Net increase (decrease) in contract owners’ equity resulting from operations	(38,854)	(102,389)	(115,414)	306,779	199,513	195,082	523,924	694,247

Equity transactions:
Purchase payments received from contract owners (note 4)	279,394	22,897	17,115	26,729	14,789	14,480	4,808	5,232
Transfers between funds	(27,013)	(271,701)	(359,778)	(167,190)	496,605	(405,362)	(42,357)	(10,383)
Redemptions (notes 2, 3, and 4)	(278,401)	(49,879)	(198,754)	(132,469)	(57,562)	(29,544)	(274,768)	(469,113)
Adjustments to maintain reserves	87	(102)	23	(26)	80	(102)	(8)	(51)

Net equity transactions	(25,933)	(298,785)	(541,394)	(272,956)	453,912	(420,528)	(312,325)	(474,315)

Net change in contract owners’ equity	(64,787)	(401,174)	(656,808)	33,823	653,425	(225,446)	211,599	219,932
Contract owners’ equity at beginning of period	489,283	890,457	1,290,298	1,256,475	798,008	1,023,454	2,800,412	2,580,480

Contract owners’ equity at end of period	$424,496	489,283	633,490	1,290,298	1,451,433	798,008	3,012,011	2,800,412

CHANGE IN UNITS:
Beginning units	217,287	340,931	112,626	140,914	39,496	68,954	74,228	87,236
Units purchased	7,571,072	2,355,433	236,664	243,393	165,204	463,317	48,061	44,052
Units redeemed	(7,542,990)	(2,479,077)	(294,074)	(271,681)	(153,904)	(492,775)	(55,530)	(57,060)

Ending units	245,369	217,287	55,216	112,626	50,796	39,496	66,759	74,228

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RMED		RMEK		RNF		ROF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,491)	(9,748)	(29,242)	(37,426)	(45,859)	(37,046)	(255,336)	(251,391)
Realized gain (loss) on investments	(231,821)	(439,189)	567,825	176,895	(544,352)	1,172,542	6,823,767	974,875
Change in unrealized gain (loss) on investments	373,705	1,211,316	74,578	618,339	379,971	2,473,005	1,069,672	4,453,740
Reinvested capital gains	90,061	-	73,379	-	853,815	-	2,262,502	451,002

Net increase (decrease) in contract owners’ equity resulting from operations	225,454	762,379	686,540	757,808	643,575	3,608,501	9,900,605	5,628,226

Equity transactions:
Purchase payments received from contract owners (note 4)	5,523	33,998	210,604	49,181	133,963	89,217	910,681	176,926
Transfers between funds	(12,155)	(331,254)	2,779,728	(920,564)	(1,443,253)	(655,509)	(6,260,822)	(918,517)
Redemptions (notes 2, 3, and 4)	(430,682)	(342,981)	(308,829)	(251,196)	(1,023,718)	(934,790)	(1,918,067)	(2,575,954)
Adjustments to maintain reserves	224	(66)	(128)	(104)	14	4	41	43

Net equity transactions	(437,090)	(640,303)	2,681,375	(1,122,683)	(2,332,994)	(1,501,078)	(7,268,167)	(3,317,502)

Net change in contract owners’ equity	(211,636)	122,076	3,367,915	(364,875)	(1,689,419)	2,107,423	2,632,438	2,310,724
Contract owners’ equity at beginning of period	2,540,728	2,418,652	2,157,550	2,522,425	12,029,080	9,921,657	19,198,467	16,887,743

Contract owners’ equity at end of period	$2,329,092	2,540,728	5,525,465	2,157,550	10,339,661	12,029,080	21,830,905	19,198,467

CHANGE IN UNITS:
Beginning units	48,427	63,196	58,444	90,508	341,426	407,699	382,742	457,417
Units purchased	72,222	58,912	626,846	434,477	317,381	744,584	939,507	1,106,141
Units redeemed	(80,560)	(73,681)	(556,523)	(466,541)	(412,071)	(810,857)	(1,018,154)	(1,180,816)

Ending units	40,089	48,427	128,767	58,444	246,736	341,426	304,095	382,742

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RPMF		RREF		RRF		RSRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$281,418	(98,670)	45,896	16,479	(30,827)	(32,731)	(26,444)	(45,946)
Realized gain (loss) on investments	1,634,191	2,091,236	(570,376)	538,746	520,504	(72,305)	(175,476)	(295,772)
Change in unrealized gain (loss) on investments	(843,342)	758,781	(68,068)	484,081	334,965	582,557	333,986	521,315
Reinvested capital gains	-	-	84,740	47,023	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,072,267	2,751,347	(507,808)	1,086,329	824,642	477,521	132,066	179,597

Equity transactions:
Purchase payments received from contract owners (note 4)	186,408	213,230	25,981	6,813	3,172	1,563	127,769	36,311
Transfers between funds	(1,904,918)	395,180	(1,451,315)	385,271	(51,515)	(1,248,340)	(307,304)	(297,394)
Redemptions (notes 2, 3, and 4)	(543,180)	(813,761)	(477,193)	(635,816)	(243,771)	(411,661)	(320,459)	(431,044)
Adjustments to maintain reserves	(86)	11	89	(199)	83	(37)	95	(163)

Net equity transactions	(2,261,776)	(205,340)	(1,902,438)	(243,931)	(292,031)	(1,658,475)	(499,899)	(692,290)

Net change in contract owners’ equity	(1,189,509)	2,546,007	(2,410,246)	842,398	532,611	(1,180,954)	(367,833)	(512,693)
Contract owners’ equity at beginning of period	9,388,661	6,842,654	5,270,456	4,428,058	1,891,873	3,072,827	5,432,340	5,945,033

Contract owners’ equity at end of period	$8,199,152	9,388,661	2,860,210	5,270,456	2,424,484	1,891,873	5,064,507	5,432,340

CHANGE IN UNITS:
Beginning units	661,519	737,847	196,392	199,001	59,028	118,827	392,341	438,274
Units purchased	1,098,830	1,913,720	154,421	768,195	50,374	32,496	43,967	88,788
Units redeemed	(1,325,195)	(1,990,048)	(240,871)	(770,804)	(55,721)	(92,295)	(87,509)	(134,721)

Ending units	435,154	661,519	109,942	196,392	53,681	59,028	348,799	392,341

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RTEC		RTEL		RTF		RTRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(155,910)	(156,762)	(3,808)	(10,485)	(88,241)	(328,747)	(31,805)	(40,582)
Realized gain (loss) on investments	966,309	659,514	16,762	(52,650)	(5,077,996)	1,443,865	258,021	(244,724)
Change in unrealized gain (loss) on investments	2,811,391	2,055,627	77,149	134,050	(3,974,298)	10,391,372	682,698	831,711
Reinvested capital gains	222,574	371,561	-	-	1,205,098	-	88,640	1,387

Net increase (decrease) in contract owners’ equity resulting from operations	3,844,364	2,929,940	90,103	70,915	(7,935,437)	11,506,490	997,554	547,792

Equity transactions:
Purchase payments received from contract owners (note 4)	20,130	17,292	58	16	455,588	62,642	2,420	2,246
Transfers between funds	1,118,288	(511,550)	(58,691)	(460,390)	(12,100,788)	1,689,141	266,493	(366,234)
Redemptions (notes 2, 3, and 4)	(1,093,843)	(1,231,024)	(129,678)	(159,506)	(620,256)	(4,045,171)	(398,329)	(659,986)
Adjustments to maintain reserves	180	(165)	34	(61)	(2,581)	520	25	30

Net equity transactions	44,755	(1,725,447)	(188,277)	(619,941)	(12,268,037)	(2,292,868)	(129,391)	(1,023,944)

Net change in contract owners’ equity	3,889,119	1,204,493	(98,174)	(549,026)	(20,203,474)	9,213,622	868,163	(476,152)
Contract owners’ equity at beginning of period	9,859,398	8,654,905	628,389	1,177,415	28,723,981	19,510,359	2,648,445	3,124,597

Contract owners’ equity at end of period	$13,748,517	9,859,398	530,215	628,389	8,520,507	28,723,981	3,516,608	2,648,445

CHANGE IN UNITS:
Beginning units	274,636	333,860	60,016	126,955	651,354	715,384	81,726	116,508
Units purchased	288,361	411,983	99,143	135,625	1,209,023	2,089,995	74,952	101,988
Units redeemed	(303,846)	(471,207)	(112,205)	(202,564)	(1,678,597)	(2,154,025)	(78,685)	(136,770)

Ending units	259,151	274,636	46,954	60,016	181,780	651,354	77,993	81,726

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RUF		RUGB		RUTL		RVARS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,986)	(3,787)	(105,253)	(5,663)	8,641	(64,600)	(533)	58,597
Realized gain (loss) on investments	(368,565)	(237,073)	(1,983,374)	1,471,910	(478,457)	649,030	41,267	24,496
Change in unrealized gain (loss) on investments	6,513	(39,964)	(3,320)	(526,347)	(84,003)	205,967	167,281	111,142
Reinvested capital gains	-	-	-	-	50,446	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(372,038)	(280,824)	(2,091,947)	939,900	(503,373)	790,397	208,015	194,235

Equity transactions:
Purchase payments received from contract owners (note 4)	93,879	7,725	380,682	50,252	48,601	27,676	52,914	66,099
Transfers between funds	168,232	(563,972)	7,424,490	(1,603,686)	(989,707)	(98,562)	(182,956)	(1,214,715)
Redemptions (notes 2, 3, and 4)	(89,030)	(146,944)	(3,736,684)	(1,345,198)	(345,712)	(606,914)	(346,886)	(346,527)
Adjustments to maintain reserves	33	(38)	(1,140)	7,016	182	(189)	13	(148)

Net equity transactions	173,114	(703,229)	4,067,348	(2,891,616)	(1,286,636)	(677,989)	(476,915)	(1,495,291)

Net change in contract owners’ equity	(198,924)	(984,053)	1,975,401	(1,951,716)	(1,790,009)	112,408	(268,900)	(1,301,056)
Contract owners’ equity at beginning of period	633,663	1,617,716	3,830,757	5,782,473	4,611,219	4,498,811	3,613,113	4,914,169

Contract owners’ equity at end of period	$434,739	633,663	5,806,158	3,830,757	2,821,210	4,611,219	3,344,213	3,613,113

CHANGE IN UNITS:
Beginning units	520,836	997,668	176,876	312,611	206,191	235,136	402,853	569,165
Units purchased	13,897,122	4,922,693	4,232,727	3,281,811	238,113	522,343	66,470	97,987
Units redeemed	(13,932,561)	(5,399,525)	(4,187,637)	(3,417,546)	(309,559)	(551,288)	(117,446)	(264,299)

Ending units	485,397	520,836	221,966	176,876	134,745	206,191	351,877	402,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVCMD		RVF		RVIDD		RVIMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,006)	218	(340,806)	(339,231)	(17,694)	(45,256)	(920)	(2,459)
Realized gain (loss) on investments	(262,578)	(59,113)	12,840,590	(1,042,622)	(603,775)	(429,473)	(31,672)	(47,010)
Change in unrealized gain (loss) on investments	86,451	177,188	3,682,750	17,534,111	(130,445)	(351,885)	(10,372)	(6,955)
Reinvested capital gains	-	-	6,861,930	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(180,133)	118,293	23,044,464	16,152,258	(751,914)	(826,614)	(42,964)	(56,424)

Equity transactions:
Purchase payments received from contract owners (note 4)	15,363	45,839	239,074	61,936	1,995	938	6,087	(1)
Transfers between funds	90,934	(78,000)	(10,634,062)	1,612,291	(12,864)	2,723,914	73	(67,664)
Redemptions (notes 2, 3, and 4)	(62,014)	(110,954)	(2,251,225)	(3,105,936)	(96,341)	(297,346)	(15,860)	(12,573)
Adjustments to maintain reserves	63	(74)	6,561	656	112	(72)	28	(28)

Net equity transactions	44,346	(143,189)	(12,639,652)	(1,431,053)	(107,098)	2,427,434	(9,672)	(80,266)

Net change in contract owners’ equity	(135,787)	(24,896)	10,404,812	14,721,205	(859,012)	1,600,820	(52,636)	(136,690)
Contract owners’ equity at beginning of period	922,207	947,103	36,713,786	21,992,581	2,998,322	1,397,502	172,335	309,025

Contract owners’ equity at end of period	$786,420	922,207	47,118,598	36,713,786	2,139,310	2,998,322	119,699	172,335

CHANGE IN UNITS:
Beginning units	430,314	511,807	339,548	362,509	15,653,025	4,461,941	149,117	207,501
Units purchased	422,319	118,725	628,163	420,967	66,813,122	77,172,104	1,229,644	1,682,997
Units redeemed	(366,781)	(200,218)	(740,393)	(443,928)	(61,459,056)	(65,981,020)	(1,239,591)	(1,741,381)

Ending units	485,852	430,314	227,318	339,548	21,007,091	15,653,025	139,170	149,117

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVISC		RVLCG		RVLCV		RVLDD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,966)	(6,462)	(243,801)	(324,882)	31,247	(123,990)	(69,472)	(80,731)
Realized gain (loss) on investments	(429,866)	(114,763)	835,111	(1,545,449)	(1,932,553)	(1,751,229)	(1,205,309)	2,055,639
Change in unrealized gain (loss) on investments	7,841	(52,634)	108,219	6,615,975	(19,029)	5,499,122	63,876	1,727,698
Reinvested capital gains	-	-	3,620,149	502,787	678,724	225,490	853,995	-

Net increase (decrease) in contract owners’ equity resulting from operations	(424,991)	(173,859)	4,319,678	5,248,431	(1,241,611)	3,849,393	(356,910)	3,702,606

Equity transactions:
Purchase payments received from contract owners (note 4)	10	957	66,040	61,092	55,442	78,746	111,714	35,730
Transfers between funds	393,302	(686,814)	(7,236,696)	(4,102,777)	(4,630,703)	(4,250,962)	1,421,069	(2,539,987)
Redemptions (notes 2, 3, and 4)	(88,841)	(58,852)	(1,778,085)	(2,814,363)	(1,478,001)	(2,656,032)	(564,647)	(620,978)
Adjustments to maintain reserves	39	(39)	206	(140)	107	(186)	205	(163)

Net equity transactions	304,510	(744,748)	(8,948,535)	(6,856,188)	(6,053,155)	(6,828,434)	968,341	(3,125,398)

Net change in contract owners’ equity	(120,481)	(918,607)	(4,628,857)	(1,607,757)	(7,294,766)	(2,979,041)	611,431	577,208
Contract owners’ equity at beginning of period	360,502	1,279,109	22,535,866	24,143,623	17,969,155	20,948,196	8,895,609	8,318,401

Contract owners’ equity at end of period	$240,021	360,502	17,907,009	22,535,866	10,674,389	17,969,155	9,507,040	8,895,609

CHANGE IN UNITS:
Beginning units	344,176	910,480	791,447	1,066,315	746,594	1,060,163	193,021	266,698
Units purchased	12,559,890	11,877,515	794,855	1,009,502	481,659	765,943	630,870	807,146
Units redeemed	(12,574,515)	(12,443,819)	(1,080,277)	(1,284,370)	(722,131)	(1,079,512)	(616,835)	(880,823)

Ending units	329,551	344,176	506,025	791,447	506,122	746,594	207,056	193,021

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVMCG		RVMCV		RVMFU		RVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(86,126)	(98,405)	(49,277)	(99,058)	91,955	(18,565)	(73,241)	(94,542)
Realized gain (loss) on investments	(6,110)	(1,066,346)	(1,108,067)	(637,018)	(38,016)	(203,676)	(503,329)	(2,038,423)
Change in unrealized gain (loss) on investments	1,514,147	2,085,740	1,058,677	1,920,960	(22,896)	533,064	967,416	3,004,580
Reinvested capital gains	253,069	-	166,359	-	20,509	-	244,236	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,674,980	920,989	67,692	1,184,884	51,552	310,823	635,082	871,615

Equity transactions:
Purchase payments received from contract owners (note 4)	42,617	20,445	20,911	22,271	47,988	77,457	37,886	45,002
Transfers between funds	(103,712)	(842,242)	(310,450)	(533,777)	(629,073)	(127,935)	468,633	(4,868,339)
Redemptions (notes 2, 3, and 4)	(510,802)	(982,311)	(649,237)	(702,821)	(357,621)	(555,192)	(402,713)	(796,918)
Adjustments to maintain reserves	97	(130)	170	(159)	68	(42)	105	(120)

Net equity transactions	(571,800)	(1,804,238)	(938,606)	(1,214,486)	(938,638)	(605,712)	103,911	(5,620,375)

Net change in contract owners’ equity	1,103,180	(883,249)	(870,914)	(29,602)	(887,086)	(294,889)	738,993	(4,748,760)
Contract owners’ equity at beginning of period	6,368,507	7,251,756	6,227,908	6,257,510	4,276,947	4,571,836	5,853,634	10,602,394

Contract owners’ equity at end of period	$7,471,687	6,368,507	5,356,994	6,227,908	3,389,861	4,276,947	6,592,627	5,853,634

CHANGE IN UNITS:
Beginning units	241,344	313,364	272,729	329,823	654,175	749,469	223,386	457,942
Units purchased	203,396	329,547	170,282	122,480	87,156	139,558	363,661	401,392
Units redeemed	(223,865)	(401,567)	(219,543)	(179,574)	(231,355)	(234,852)	(367,883)	(635,948)

Ending units	220,875	241,344	223,468	272,729	509,976	654,175	219,164	223,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVSCV		RVSDL		RVWDL		AVIE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(32,564)	(45,419)	(3,757)	(6,597)	(4,677)	(1,259)	16,067	3,401
Realized gain (loss) on investments	(818,870)	(915,443)	(72,400)	36,449	13,843	(25,034)	18,132	13,288
Change in unrealized gain (loss) on investments	296,854	1,701,119	(3,876)	(3,295)	58,458	2,981	125,332	213,802
Reinvested capital gains	-	-	-	-	-	-	35,935	97,419

Net increase (decrease) in contract owners’ equity resulting from operations	(554,580)	740,257	(80,033)	26,557	67,624	(23,312)	195,466	327,910

Equity transactions:
Purchase payments received from contract owners (note 4)	19,413	20,493	176,113	22,873	208,364	922	100,994	93,908
Transfers between funds	(771,749)	(807,432)	(166,847)	(125,472)	683,650	32,559	(176,989)	81,259
Redemptions (notes 2, 3, and 4)	(225,257)	(783,467)	(211,307)	(311,708)	(238,008)	(2,762)	(21,055)	(27,896)
Adjustments to maintain reserves	89	(74)	46	(32)	30	(32)	28	(48)

Net equity transactions	(977,504)	(1,570,480)	(201,995)	(414,339)	654,036	30,687	(97,022)	147,223

Net change in contract owners’ equity	(1,532,084)	(830,223)	(282,028)	(387,782)	721,660	7,375	98,444	475,133
Contract owners’ equity at beginning of period	3,911,036	4,741,259	574,198	961,980	250,427	243,052	1,663,742	1,188,609

Contract owners’ equity at end of period	$2,378,952	3,911,036	292,170	574,198	972,087	250,427	1,762,186	1,663,742

CHANGE IN UNITS:
Beginning units	217,924	315,134	80,558	139,467	45,858	41,323	141,430	128,227
Units purchased	177,873	185,673	597,824	487,779	598,213	364,129	13,713	25,237
Units redeemed	(252,421)	(282,883)	(630,465)	(546,688)	(483,277)	(359,594)	(21,890)	(12,034)

Ending units	143,376	217,924	47,917	80,558	160,794	45,858	133,253	141,430

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA2		IVEW52		OVGSS		OVIGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$287,702	(67,682)	28,689	44,397	(99,756)	(74,426)	(18,067)	(13,651)
Realized gain (loss) on investments	(228,439)	(72,513)	247,196	270,946	(658,320)	(97,481)	53,408	12,267
Change in unrealized gain (loss) on investments	51,594	746,445	1,100,008	1,860,112	3,505,083	1,525,706	717,955	550,840
Reinvested capital gains	234,781	-	215,683	208,717	486,199	1,738,370	55,411	148,971

Net increase (decrease) in contract owners’ equity resulting from operations	345,638	606,250	1,591,576	2,384,172	3,233,206	3,092,169	808,707	698,427

Equity transactions:
Purchase payments received from contract owners (note 4)	163,002	193,910	2,073,132	1,965,553	2,016,216	800,647	753,685	523,634
Transfers between funds	(62,923)	85,721	162,776	7,449	(2,676,784)	1,179,950	(19,015)	7,351
Redemptions (notes 2, 3, and 4)	(502,100)	(301,477)	(378,061)	(409,845)	(732,114)	(705,859)	(187,710)	(53,566)
Adjustments to maintain reserves	93	(192)	83	(75)	89	(101)	21	(23)

Net equity transactions	(401,928)	(22,038)	1,857,930	1,563,082	(1,392,593)	1,274,637	546,981	477,396

Net change in contract owners’ equity	(56,290)	584,212	3,449,506	3,947,254	1,840,613	4,366,806	1,355,688	1,175,823
Contract owners’ equity at beginning of period	5,085,126	4,500,914	12,199,026	8,251,772	14,363,436	9,996,630	3,536,516	2,360,693

Contract owners’ equity at end of period	$5,028,836	5,085,126	15,648,532	12,199,026	16,204,049	14,363,436	4,892,204	3,536,516

CHANGE IN UNITS:
Beginning units	415,788	417,499	846,875	727,172	825,672	745,410	307,036	259,112
Units purchased	188,248	67,766	470,435	296,555	274,026	296,746	129,653	80,210
Units redeemed	(225,935)	(69,477)	(342,764)	(176,852)	(361,741)	(216,484)	(81,951)	(32,286)

Ending units	378,101	415,788	974,546	846,875	737,957	825,672	354,738	307,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSCS		WRASP		WRENG		JPIGA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(44,779)	(61,640)	74,151	83,369	10,029	(14,815)	7,620	10,458
Realized gain (loss) on investments	(84,353)	12,574	(84,360)	(393,248)	(575,479)	(205,758)	12,314	55,494
Change in unrealized gain (loss) on investments	1,363,253	703,877	1,182,425	2,283,783	92,645	269,364	175,947	180,033
Reinvested capital gains	90,864	492,204	206,149	535,431	-	-	15,395	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,324,985	1,147,015	1,378,365	2,509,335	(472,805)	48,791	211,276	245,985

Equity transactions:
Purchase payments received from contract owners (note 4)	652,078	472,565	114,600	102,831	65,795	85,574	69,424	421,892
Transfers between funds	7,550	(232,793)	(893,586)	(671,394)	259,453	369,007	(32,986)	(456,524)
Redemptions (notes 2, 3, and 4)	(156,079)	(144,511)	(1,010,898)	(1,577,758)	(58,518)	(33,432)	(194,678)	(19,611)
Adjustments to maintain reserves	37	(22)	104	(114)	28	(43)	32	(38)

Net equity transactions	503,586	95,239	(1,789,780)	(2,146,435)	266,758	421,106	(158,208)	(54,281)

Net change in contract owners’ equity	1,828,571	1,242,254	(411,415)	362,900	(206,047)	469,897	53,068	191,704
Contract owners’ equity at beginning of period	5,846,250	4,603,996	13,716,008	13,353,108	1,533,912	1,064,015	1,884,575	1,692,871

Contract owners’ equity at end of period	$7,674,821	5,846,250	13,304,593	13,716,008	1,327,865	1,533,912	1,937,643	1,884,575

CHANGE IN UNITS:
Beginning units	452,111	444,099	937,626	1,097,000	255,138	180,863	154,466	159,663
Units purchased	159,563	96,036	41,312	48,485	272,399	160,818	8,530	37,801
Units redeemed	(109,840)	(88,024)	(170,251)	(207,859)	(175,289)	(86,543)	(23,814)	(42,998)

Ending units	501,834	452,111	808,687	937,626	352,248	255,138	139,182	154,466

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPIIB2		JABS		JAFBS		JAGTS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$22,221	14,760	92,336	81,063	56,053	50,609	(233,533)	(91,895)
Realized gain (loss) on investments	8,064	6,907	605,436	349,989	138,492	(54,503)	3,357,700	838,677
Change in unrealized gain (loss) on investments	31,465	74,019	2,142,953	1,450,043	132,632	267,663	3,433,783	2,388,315
Reinvested capital gains	-	2,058	346,721	278,417	-	-	1,793,919	809,007

Net increase (decrease) in contract owners’ equity resulting from operations	61,750	97,744	3,187,446	2,159,512	327,177	263,769	8,351,869	3,944,104

Equity transactions:
Purchase payments received from contract owners (note 4)	275,843	265,607	5,631,325	4,000,291	462,758	246,292	5,090,874	2,970,398
Transfers between funds	118,594	(20,472)	2,267,695	5,372,019	1,054,946	(1,043,955)	(862,749)	995,847
Redemptions (notes 2, 3, and 4)	(160,529)	(189,809)	(1,171,821)	(928,612)	(230,729)	(239,208)	(633,158)	(260,978)
Adjustments to maintain reserves	16	(12)	36	(32)	49	(60)	51	(81)

Net equity transactions	233,924	55,314	6,727,235	8,443,666	1,287,024	(1,036,931)	3,595,018	3,705,186

Net change in contract owners’ equity	295,674	153,058	9,914,681	10,603,178	1,614,201	(773,162)	11,946,887	7,649,290
Contract owners’ equity at beginning of period	997,026	843,968	17,867,029	7,263,851	3,290,634	4,063,796	15,962,216	8,312,926

Contract owners’ equity at end of period	$1,292,700	997,026	27,781,710	17,867,029	4,904,835	3,290,634	27,909,103	15,962,216

CHANGE IN UNITS:
Beginning units	84,136	80,274	1,259,181	618,182	304,006	405,797	689,984	514,740
Units purchased	41,618	36,493	981,930	883,397	346,051	113,044	933,604	575,089
Units redeemed	(20,907)	(32,631)	(506,259)	(242,398)	(233,913)	(214,835)	(813,717)	(399,845)

Ending units	104,847	84,136	1,734,852	1,259,181	416,144	304,006	809,871	689,984

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAMGS		LZREMS		LPVCA2		LPWHY2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(144,748)	(107,477)	202,207	(66,883)	(17,839)	(9,357)	133,952	173,174
Realized gain (loss) on investments	407,546	402,338	(588,791)	175,053	10,019	21,952	(86,672)	(21,285)
Change in unrealized gain (loss) on investments	1,626,370	1,778,664	(63,805)	2,444,963	325,685	735,777	257,618	411,109
Reinvested capital gains	929,898	587,796	-	-	432,005	74,283	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,819,066	2,661,321	(450,389)	2,553,133	749,870	822,655	304,898	562,998

Equity transactions:
Purchase payments received from contract owners (note 4)	3,240,480	2,396,795	503,376	1,307,519	167,233	323,663	311,788	564,950
Transfers between funds	(356,192)	40,202	(145,464)	1,052,268	(70,681)	(223,295)	(183,182)	1,534,280
Redemptions (notes 2, 3, and 4)	(471,483)	(313,057)	(2,107,765)	(1,561,833)	(60,389)	(78,143)	(957,014)	(349,724)
Adjustments to maintain reserves	36	(54)	154	(150)	23	(30)	91	(111)

Net equity transactions	2,412,841	2,123,886	(1,749,699)	797,804	36,186	22,195	(828,317)	1,749,395

Net change in contract owners’ equity	5,231,907	4,785,207	(2,200,088)	3,350,937	786,056	844,850	(523,419)	2,312,393
Contract owners’ equity at beginning of period	12,077,538	7,292,331	18,430,794	15,079,857	4,331,720	3,486,870	6,581,760	4,269,367

Contract owners’ equity at end of period	$17,309,445	12,077,538	16,230,706	18,430,794	5,117,776	4,331,720	6,058,341	6,581,760

CHANGE IN UNITS:
Beginning units	682,991	551,182	1,785,696	1,707,119	364,532	362,371	560,721	409,609
Units purchased	542,009	339,334	714,729	472,485	42,771	36,452	184,356	325,633
Units redeemed	(393,637)	(207,525)	(888,301)	(393,908)	(37,797)	(34,291)	(257,588)	(174,521)

Ending units	831,363	682,991	1,612,124	1,785,696	369,506	364,532	487,489	560,721

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBVI		SBVSG2		LOVSDC		LOVTRC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$853	7,509	(72,353)	(50,078)	208,619	291,791	87,244	84,338
Realized gain (loss) on investments	94,183	29,899	348,342	17,132	(77,306)	(50,816)	41,048	8,817
Change in unrealized gain (loss) on investments	(207,030)	275,538	1,648,349	448,639	91,062	115,348	111,694	228,329
Reinvested capital gains	149,843	113,326	638,168	476,047	-	-	130,607	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,849	426,272	2,562,506	891,740	222,375	356,323	370,593	321,484

Equity transactions:
Purchase payments received from contract owners (note 4)	39,918	-	1,235,183	1,131,834	1,596,421	5,196,745	1,299,572	701,691
Transfers between funds	-	-	715,691	(465,727)	13,050	413,682	368,373	409,434
Redemptions (notes 2, 3, and 4)	(456,323)	(139,816)	(263,595)	(82,124)	(1,309,080)	(294,397)	(366,065)	(384,714)
Adjustments to maintain reserves	(11)	5	57	(85)	54	(50)	30	(39)

Net equity transactions	(416,416)	(139,811)	1,687,336	583,898	300,445	5,315,980	1,301,910	726,372

Net change in contract owners’ equity	(378,567)	286,461	4,249,842	1,475,638	522,820	5,672,303	1,672,503	1,047,856
Contract owners’ equity at beginning of period	1,878,429	1,591,968	5,100,744	3,625,106	12,405,990	6,733,687	5,500,778	4,452,922

Contract owners’ equity at end of period	$1,499,862	1,878,429	9,350,586	5,100,744	12,928,810	12,405,990	7,173,281	5,500,778

CHANGE IN UNITS:
Beginning units	95,974	103,468	333,660	296,605	1,171,628	659,392	502,629	435,433
Units purchased	2,155	-	429,391	175,687	726,278	842,413	407,926	152,184
Units redeemed	(24,358)	(7,494)	(330,740)	(138,632)	(699,870)	(330,177)	(293,631)	(84,988)

Ending units	73,771	95,974	432,311	333,660	1,198,036	1,171,628	616,924	502,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MNCPS2		MV2RIS		MV3MVS		MVBRES
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(60,464)	(5,342)	(1,004)	-	(8,913)	(6,250)	9,786	5,112
Realized gain (loss) on investments	36,383	74,830	975	-	(108,427)	41,059	20,569	15,991
Change in unrealized gain (loss) on investments	1,588,531	173,060	60,442	-	279,639	645,350	262,716	428,303
Reinvested capital gains	86,407	541,299	171	-	239,879	408,595	186,846	234,869

Net increase (decrease) in contract owners’ equity resulting from operations	1,650,857	783,847	60,584	-	402,178	1,088,754	479,917	684,275

Equity transactions:
Purchase payments received from contract owners (note 4)	566,407	709,508	528,386	-	1,318,757	1,737,758	250,676	697,591
Transfers between funds	240,644	2,595,275	95,789	-	70,541	(282,698)	(151,316)	(52,350)
Redemptions (notes 2, 3, and 4)	(1,027,145)	(593,742)	(7,121)	-	(162,403)	(132,029)	(72,809)	(100,488)
Adjustments to maintain reserves	77	(110)	(23)	-	66	(87)	20	(35)

Net equity transactions	(220,017)	2,710,931	617,031	-	1,226,961	1,322,944	26,571	544,718

Net change in contract owners’ equity	1,430,840	3,494,778	677,615	-	1,629,139	2,411,698	506,488	1,228,993
Contract owners’ equity at beginning of period	6,469,128	2,974,350	-	-	5,723,427	3,311,729	3,516,917	2,287,924

Contract owners’ equity at end of period	$7,899,968	6,469,128	677,615	-	7,352,566	5,723,427	4,023,405	3,516,917

CHANGE IN UNITS:
Beginning units	463,226	256,424	-	-	424,328	317,050	249,039	206,082
Units purchased	506,490	300,491	91,316	-	298,445	171,070	74,725	62,945
Units redeemed	(546,862)	(93,689)	(40,587)	-	(191,174)	(63,792)	(73,534)	(19,988)

Ending units	422,854	463,226	50,729	-	531,599	424,328	250,230	249,039

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVGTAS		MVIGSC		MVIVSC		MVUSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$617	19,371	4,675	417	(60,440)	101,481	35,661	76,753
Realized gain (loss) on investments	(9,150)	(14,346)	(5,151)	(155)	292,098	227,299	67,562	131,020
Change in unrealized gain (loss) on investments	(9,433)	162,095	237,760	5,423	4,180,062	3,569,915	(122,293)	283,196
Reinvested capital gains	57,778	38,992	17,337	17,662	554,579	682,443	87,791	8,442

Net increase (decrease) in contract owners’ equity resulting from operations	39,812	206,112	254,621	23,347	4,966,299	4,581,138	68,721	499,411

Equity transactions:
Purchase payments received from contract owners (note 4)	5,677	75,748	742,744	263,827	2,064,302	3,776,451	531,392	1,072,494
Transfers between funds	(123,091)	(139,498)	202,432	140,068	(23,294)	(533,537)	(544,986)	380,027
Redemptions (notes 2, 3, and 4)	(292,091)	(339,219)	(16,313)	(1,434)	(547,868)	(477,924)	(151,516)	(41,431)
Adjustments to maintain reserves	25	(1)	8	(6)	52	(76)	33	(38)

Net equity transactions	(409,480)	(402,970)	928,871	402,455	1,493,192	2,764,914	(165,077)	1,411,052

Net change in contract owners’ equity	(369,668)	(196,858)	1,183,492	425,802	6,459,491	7,346,052	(96,356)	1,910,463
Contract owners’ equity at beginning of period	1,570,076	1,766,934	425,802	-	25,292,440	17,946,388	3,656,448	1,745,985

Contract owners’ equity at end of period	$1,200,408	1,570,076	1,609,294	425,802	31,751,931	25,292,440	3,560,092	3,656,448

CHANGE IN UNITS:
Beginning units	120,930	153,383	39,159	-	1,805,437	1,593,035	283,938	167,177
Units purchased	7,393	18,627	124,638	39,313	430,793	470,457	136,797	192,211
Units redeemed	(40,097)	(51,080)	(34,252)	(154)	(331,212)	(258,055)	(156,243)	(75,450)

Ending units	88,226	120,930	129,545	39,159	1,905,018	1,805,437	264,492	283,938

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MGRFV		MSEMB		MSGI2		MSVEG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(53,107)	(15,099)	352,873	489,500	13,684	79,887	(108,230)	(4,097)
Realized gain (loss) on investments	55,827	104,170	(440,146)	(14,909)	(105,404)	3,993	2,807,388	(8,975)
Change in unrealized gain (loss) on investments	248,714	(72,906)	329,270	930,390	(263,229)	1,118,855	3,272,465	82,991
Reinvested capital gains	11,469	203,692	-	-	99,859	289,974	1,124,338	2,782

Net increase (decrease) in contract owners’ equity resulting from operations	262,903	219,857	241,997	1,404,981	(255,090)	1,492,709	7,095,961	72,701

Equity transactions:
Purchase payments received from contract owners (note 4)	291,960	528,950	174,807	1,666,542	560,398	872,603	6,363,329	1,706,332
Transfers between funds	(230,601)	251,251	(896,910)	(535,439)	(513,133)	(631,405)	4,495,041	195,859
Redemptions (notes 2, 3, and 4)	(399,162)	(606,826)	(1,856,785)	(879,764)	(807,243)	(418,292)	(330,939)	(5,248)
Adjustments to maintain reserves	59	(58)	89	(156)	128	(190)	18	(14)

Net equity transactions	(337,744)	173,317	(2,578,799)	251,183	(759,850)	(177,284)	10,527,449	1,896,929

Net change in contract owners’ equity	(74,841)	393,174	(2,336,802)	1,656,164	(1,014,940)	1,315,425	17,623,410	1,969,630
Contract owners’ equity at beginning of period	4,558,116	4,164,942	12,458,201	10,802,037	6,997,339	5,681,914	1,969,630	-

Contract owners’ equity at end of period	$4,483,275	4,558,116	10,121,399	12,458,201	5,982,399	6,997,339	19,593,040	1,969,630

CHANGE IN UNITS:
Beginning units	406,348	389,618	949,941	929,384	535,378	548,936	185,261	-
Units purchased	161,820	198,370	305,005	295,346	193,199	148,129	1,553,241	303,265
Units redeemed	(192,980)	(181,640)	(518,403)	(274,789)	(258,663)	(161,687)	(878,442)	(118,004)

Ending units	375,188	406,348	736,543	949,941	469,914	535,378	860,060	185,261

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVGT2		VKVGR2		DTRTFB		EIF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(835)	4,407	399,485	218,280	74,979	64,745	31,895	37,871
Realized gain (loss) on investments	3,770	28,820	(728,726)	143,983	71,166	4,414	(160,577)	3,242
Change in unrealized gain (loss) on investments	7,651	117,817	(2,648,150)	1,298,185	(77,778)	50,202	159,246	720,966
Reinvested capital gains	93,442	59,874	264,622	795,872	-	-	269,957	169,710

Net increase (decrease) in contract owners’ equity resulting from operations	104,028	210,918	(2,712,769)	2,456,320	68,367	119,361	300,521	931,789

Equity transactions:
Purchase payments received from contract owners (note 4)	63,657	11,460	285,613	1,966,844	410,123	259,727	848,207	1,261,492
Transfers between funds	(82,905)	57,769	708,550	(1,291,673)	2,213,936	1,074,087	364,636	632,050
Redemptions (notes 2, 3, and 4)	(183,420)	(196,621)	(1,593,450)	(1,158,495)	(105,629)	(153,244)	(169,943)	(96,981)
Adjustments to maintain reserves	79	(23)	87	(108)	27	(4)	48	(55)

Net equity transactions	(202,589)	(127,415)	(599,200)	(483,432)	2,518,457	1,180,566	1,042,948	1,796,506

Net change in contract owners’ equity	(98,561)	83,503	(3,311,969)	1,972,888	2,586,824	1,299,927	1,343,469	2,728,295
Contract owners’ equity at beginning of period	1,439,620	1,356,117	16,720,961	14,748,073	3,237,138	1,937,211	5,826,734	3,098,439

Contract owners’ equity at end of period	$1,341,059	1,439,620	13,408,992	16,720,961	5,823,962	3,237,138	7,170,203	5,826,734

CHANGE IN UNITS:
Beginning units	107,669	118,156	1,213,064	1,249,254	304,674	191,942	408,775	273,299
Units purchased	17,501	14,163	455,716	277,370	433,323	161,623	213,781	185,324
Units redeemed	(33,422)	(24,650)	(514,095)	(313,560)	(202,955)	(48,891)	(130,120)	(49,848)

Ending units	91,748	107,669	1,154,685	1,213,064	535,042	304,674	492,436	408,775

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF		GBF2		GEM		GEM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,492)	41,526	(2,740)	154,807	3,460	21,051	7,407	27,373
Realized gain (loss) on investments	490,780	241,258	625,100	263,711	(79,746)	(394,071)	(404,838)	(31,703)
Change in unrealized gain (loss) on investments	244	20,933	(116,090)	21,624	201,629	938,891	445,415	437,533
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	482,532	303,717	506,270	440,142	125,343	565,871	47,984	433,203

Equity transactions:
Purchase payments received from contract owners (note 4)	1,506,748	455,185	1,748,869	14,275,044	39,616	26,302	1,033,555	1,065,458
Transfers between funds	2,158,800	3,674	(6,367,176)	(8,350,385)	(652,755)	(417,337)	(1,679,768)	1,258,117
Redemptions (notes 2, 3, and 4)	(1,689,473)	(1,176,257)	(353,766)	(64,199)	(352,552)	(438,365)	(180,948)	(106,056)
Adjustments to maintain reserves	73	(73)	47	(46)	87	(96)	19	(44)

Net equity transactions	1,976,148	(717,471)	(4,972,026)	5,860,414	(965,604)	(829,496)	(827,142)	2,217,475

Net change in contract owners’ equity	2,458,680	(413,754)	(4,465,756)	6,300,556	(840,261)	(263,625)	(779,158)	2,650,678
Contract owners’ equity at beginning of period	4,936,116	5,349,870	10,535,023	4,234,467	3,208,369	3,471,994	4,128,181	1,477,503

Contract owners’ equity at end of period	$7,394,796	4,936,116	6,069,267	10,535,023	2,368,108	3,208,369	3,349,023	4,128,181

CHANGE IN UNITS:
Beginning units	479,086	543,182	1,014,657	430,565	275,696	361,158	332,558	144,329
Units purchased	2,419,284	1,701,594	1,288,355	3,107,297	122,230	181,262	360,416	498,514
Units redeemed	(2,209,188)	(1,765,690)	(1,739,657)	(2,523,205)	(215,811)	(266,724)	(452,442)	(310,285)

Ending units	689,182	479,086	563,355	1,014,657	182,115	275,696	240,532	332,558

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAAA2		GVABD2		GVAGG2		GVAGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$141,529	206,440	105,592	54,854	(116,553)	(84,387)	161,400	32,918
Realized gain (loss) on investments	762,368	1,313,604	248,599	33,007	275,744	234,001	(1,265,079)	151,084
Change in unrealized gain (loss) on investments	1,516,942	6,241,259	366,161	406,655	5,833,914	4,114,405	1,030,681	2,930,612
Reinvested capital gains	6,058,125	4,982,521	6,865	23,494	1,982,795	2,102,449	3,372,759	2,422,188

Net increase (decrease) in contract owners’ equity resulting from operations	8,478,964	12,743,824	727,217	518,010	7,975,900	6,366,468	3,299,761	5,536,802

Equity transactions:
Purchase payments received from contract owners (note 4)	8,722,249	11,182,978	1,685,666	1,859,124	3,175,451	4,322,468	8,171,153	9,248,518
Transfers between funds	(283,755)	(221,908)	2,866,325	(201,692)	(796,601)	(563,667)	(6,717,924)	(65,523)
Redemptions (notes 2, 3, and 4)	(6,637,018)	(10,751,753)	(557,995)	(859,405)	(911,548)	(1,137,932)	(852,342)	(1,089,726)
Adjustments to maintain reserves	206	(221)	38	(41)	59	(80)	89	(65)

Net equity transactions	1,801,682	209,096	3,994,034	797,986	1,467,361	2,620,789	600,976	8,093,204

Net change in contract owners’ equity	10,280,646	12,952,920	4,721,251	1,315,996	9,443,261	8,987,257	3,900,737	13,630,006
Contract owners’ equity at beginning of period	79,692,489	66,739,569	7,212,106	5,896,110	26,819,061	17,831,804	33,385,482	19,755,476

Contract owners’ equity at end of period	$89,973,135	79,692,489	11,933,357	7,212,106	36,262,322	26,819,061	37,286,219	33,385,482

CHANGE IN UNITS:
Beginning units	4,340,290	4,337,164	659,746	581,454	1,800,472	1,595,105	2,172,257	1,596,307
Units purchased	1,099,074	1,164,768	688,937	353,774	566,328	545,518	1,121,618	1,154,337
Units redeemed	(1,026,161)	(1,161,642)	(337,586)	(275,482)	(474,487)	(340,151)	(1,124,177)	(578,387)

Ending units	4,413,203	4,340,290	1,011,097	659,746	1,892,313	1,800,472	2,169,698	2,172,257

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGR2		GVDMA		GVDMC		GVEX1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(184,312)	(232,128)	(261,567)	221,121	(308,307)	215,611	1,961,959	2,066,773
Realized gain (loss) on investments	1,386,988	329,244	(430,674)	(275,803)	(274,445)	(302,046)	7,277,084	9,096,931
Change in unrealized gain (loss) on investments	14,191,132	2,902,181	1,956,202	2,222,367	2,026,254	1,479,986	25,707,707	30,937,989
Reinvested capital gains	4,111,766	4,496,085	1,636,222	2,374,889	842,620	1,386,078	5,141,794	8,638,343

Net increase (decrease) in contract owners’ equity resulting from operations	19,505,574	7,495,382	2,900,183	4,542,574	2,286,122	2,779,629	40,088,544	50,740,036

Equity transactions:
Purchase payments received from contract owners (note 4)	7,042,902	6,231,432	1,555,159	2,344,465	5,705,947	4,130,088	35,083,110	50,587,972
Transfers between funds	(1,305,870)	1,456,979	316,670	(952,031)	(90,799)	(124,461)	(17,364,115)	12,072,355
Redemptions (notes 2, 3, and 4)	(1,490,646)	(1,415,423)	(1,710,429)	(1,490,373)	(1,906,804)	(4,181,668)	(13,126,172)	(19,431,879)
Adjustments to maintain reserves	84	(63)	85	1	1,207	165	211	(242)

Net equity transactions	4,246,470	6,272,925	161,485	(97,938)	3,709,551	(175,876)	4,593,034	43,228,206

Net change in contract owners’ equity	23,752,044	13,768,307	3,061,668	4,444,636	5,995,673	2,603,753	44,681,578	93,968,242
Contract owners’ equity at beginning of period	37,287,111	23,518,804	26,910,911	22,466,275	25,105,409	22,501,656	249,153,730	155,185,488

Contract owners’ equity at end of period	$61,039,155	37,287,111	29,972,579	26,910,911	31,101,082	25,105,409	293,835,308	249,153,730

CHANGE IN UNITS:
Beginning units	2,187,471	1,777,371	1,961,761	1,972,351	2,052,141	2,062,588	15,244,444	12,332,176
Units purchased	1,400,189	798,545	282,459	204,626	993,190	533,871	6,963,294	9,758,034
Units redeemed	(1,196,950)	(388,445)	(274,728)	(215,216)	(673,062)	(544,318)	(6,830,804)	(6,845,766)

Ending units	2,390,710	2,187,471	1,969,492	1,961,761	2,372,269	2,052,141	15,376,934	15,244,444

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDA		GVIDC		GVIDM		HIBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(67,308)	31,539	(238,496)	182,462	(749,867)	691,670	190,223	184,407
Realized gain (loss) on investments	(21,231)	(159,484)	(78,089)	(52,560)	(2,540,885)	(989,631)	56,739	29,613
Change in unrealized gain (loss) on investments	387,623	841,963	1,206,348	913,985	5,501,942	4,412,062	409,784	222,316
Reinvested capital gains	349,382	513,564	194,741	357,919	3,784,868	5,895,146	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	648,466	1,227,582	1,084,504	1,401,806	5,996,058	10,009,247	656,746	436,336

Equity transactions:
Purchase payments received from contract owners (note 4)	220,387	250,059	1,350,907	6,825,882	4,764,076	15,338,746	692,646	1,214,004
Transfers between funds	161,639	(1,272,331)	563,457	180,629	(2,559,766)	(4,433,808)	(555,352)	56,987
Redemptions (notes 2, 3, and 4)	(292,609)	(385,524)	(1,928,806)	(4,208,650)	(3,763,958)	(5,486,247)	(259,916)	(376,867)
Adjustments to maintain reserves	72	(70)	111	(113)	353	(193)	47	(63)

Net equity transactions	89,489	(1,407,866)	(14,331)	2,797,748	(1,559,295)	5,418,498	(122,575)	894,061

Net change in contract owners’ equity	737,955	(180,284)	1,070,173	4,199,554	4,436,763	15,427,745	534,171	1,330,397
Contract owners’ equity at beginning of period	6,048,769	6,229,053	19,966,357	15,766,803	74,204,451	58,776,706	4,297,230	2,966,833

Contract owners’ equity at end of period	$6,786,724	6,048,769	21,036,530	19,966,357	78,641,214	74,204,451	4,831,401	4,297,230

CHANGE IN UNITS:
Beginning units	434,608	546,062	1,766,874	1,508,728	5,709,062	5,265,537	350,519	274,586
Units purchased	102,842	30,811	479,706	1,067,243	1,710,080	2,390,950	585,269	537,535
Units redeemed	(100,864)	(142,265)	(485,153)	(809,097)	(1,870,633)	(1,947,425)	(559,982)	(461,602)

Ending units	436,586	434,608	1,761,427	1,766,874	5,548,509	5,709,062	375,806	350,519

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IDPG2		IDPGI2		MCIF		MSBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(30,459)	16,301	(34,599)	33,550	40,274	137,484	218,191	418,871
Realized gain (loss) on investments	(27,736)	(33,074)	17,750	2,910	(2,467,784)	(260,088)	(54,908)	(182,950)
Change in unrealized gain (loss) on investments	227,784	258,868	107,030	212,820	6,721,451	1,852,139	166,828	745,354
Reinvested capital gains	50,737	50,648	37,273	60,519	2,560,807	6,776,321	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	220,326	292,743	127,454	309,799	6,854,748	8,505,856	330,111	981,275

Equity transactions:
Purchase payments received from contract owners (note 4)	977,893	108,120	218,453	417,128	6,904,788	11,902,979	581,652	1,347,662
Transfers between funds	(84,150)	36,832	67,636	(8,721)	(2,378,435)	1,750,107	(256,304)	(3,737,251)
Redemptions (notes 2, 3, and 4)	(58,596)	(819,538)	(127,514)	(41,268)	(2,149,193)	(2,735,654)	(1,434,676)	(1,251,961)
Adjustments to maintain reserves	28	(29)	22	(25)	153	(117)	46	(86)

Net equity transactions	835,175	(674,615)	158,597	367,114	2,377,313	10,917,315	(1,109,282)	(3,641,636)

Net change in contract owners’ equity	1,055,501	(381,872)	286,051	676,913	9,232,061	19,423,171	(779,171)	(2,660,361)
Contract owners’ equity at beginning of period	2,224,367	2,606,239	3,262,887	2,585,974	51,908,150	32,484,979	11,947,679	14,608,040

Contract owners’ equity at end of period	$3,279,868	2,224,367	3,548,938	3,262,887	61,140,211	51,908,150	11,168,508	11,947,679

CHANGE IN UNITS:
Beginning units	176,349	235,301	267,858	237,993	3,593,941	2,798,247	1,088,320	1,434,532
Units purchased	121,865	12,081	202,469	119,719	1,525,924	1,722,572	901,648	879,787
Units redeemed	(51,452)	(71,033)	(188,691)	(89,854)	(1,336,181)	(926,878)	(997,844)	(1,225,999)

Ending units	246,762	176,349	281,636	267,858	3,783,684	3,593,941	992,124	1,088,320

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NAMAA2		NAMGI2		NCPG2		NCPGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(62)	30,796	10,027	18,013	(7,485)	14,647	(7,642)	15,015
Realized gain (loss) on investments	36,545	31,442	21,905	20,996	3,229	9,786	(1,279)	3,227
Change in unrealized gain (loss) on investments	96,598	432,229	18,975	496,376	78,415	97,505	48,942	98,537
Reinvested capital gains	195,165	113,835	269,345	157,165	-	47,966	-	23,274

Net increase (decrease) in contract owners’ equity resulting from operations	328,246	608,302	320,252	692,550	74,159	169,904	40,021	140,053

Equity transactions:
Purchase payments received from contract owners (note 4)	259,148	1,091,905	743,120	125,806	56,914	13,157	124,202	106,116
Transfers between funds	486,553	565,308	421,256	15,627	867	11,043	(33,128)	(1,834)
Redemptions (notes 2, 3, and 4)	(351,114)	(230,928)	(167,882)	(72,062)	(170,540)	(108,133)	(68,713)	(78,752)
Adjustments to maintain reserves	55	(51)	67	(56)	73	(68)	15	(13)

Net equity transactions	394,642	1,426,234	996,561	69,315	(112,686)	(84,001)	22,376	25,517

Net change in contract owners’ equity	722,888	2,034,536	1,316,813	761,865	(38,527)	85,903	62,397	165,570
Contract owners’ equity at beginning of period	4,680,688	2,646,152	4,075,915	3,314,050	1,342,485	1,256,582	1,268,723	1,103,153

Contract owners’ equity at end of period	$5,403,576	4,680,688	5,392,728	4,075,915	1,303,958	1,342,485	1,331,120	1,268,723

CHANGE IN UNITS:
Beginning units	352,573	234,342	278,201	273,095	109,470	116,827	106,114	104,025
Units purchased	94,890	147,966	106,364	18,628	16,009	7,526	63,827	36,757
Units redeemed	(62,175)	(29,735)	(36,231)	(13,522)	(25,020)	(14,883)	(62,642)	(34,668)

Ending units	385,288	352,573	348,334	278,201	100,459	109,470	107,299	106,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NJMMA2		NVAMV2		NVAMVZ		NVBX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,579)	9	(529)	45,684	74,278	-	506,621	578,771
Realized gain (loss) on investments	(332)	1	(234,736)	(228,979)	96,506	-	1,057,248	61,657
Change in unrealized gain (loss) on investments	5,926	190	78,149	456,067	1,417,586	-	837,476	1,481,260
Reinvested capital gains	996	-	81,631	355,577	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,011	200	(75,485)	628,349	1,588,370	-	2,401,345	2,121,688

Equity transactions:
Purchase payments received from contract owners (note 4)	52,471	42,296	111,207	243,930	161,543	-	6,485,460	9,947,459
Transfers between funds	350,747	-	(863,881)	492,241	8,726,536	-	2,376,346	5,873,539
Redemptions (notes 2, 3, and 4)	(769)	-	(79,758)	(93,100)	(512,069)	-	(3,446,881)	(1,750,466)
Adjustments to maintain reserves	(6)	(5)	11	10	(49)	-	95	(122)

Net equity transactions	402,443	42,291	(832,421)	643,081	8,375,961	-	5,415,020	14,070,410

Net change in contract owners’ equity	407,454	42,491	(907,906)	1,271,430	9,964,331	-	7,816,365	16,192,098
Contract owners’ equity at beginning of period	42,491	-	3,712,909	2,441,479	-	-	39,724,208	23,532,110

Contract owners’ equity at end of period	$449,945	42,491	2,805,003	3,712,909	9,964,331	-	47,540,573	39,724,208

CHANGE IN UNITS:
Beginning units	4,211	-	272,063	224,110	-	-	3,668,625	2,330,143
Units purchased	42,439	4,211	52,496	182,507	1,000,697	-	2,253,304	3,309,493
Units redeemed	(2,302)	-	(119,318)	(134,554)	(156,368)	-	(1,793,286)	(1,971,011)

Ending units	44,348	4,211	205,241	272,063	844,329	-	4,128,643	3,668,625

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$67,205	77,151	(72,979)	215,913	(199,619)	148,578	(19,565)	123,538
Realized gain (loss) on investments	205,921	9,813	(894,399)	(387,251)	(41,886)	31,019	(338,766)	(60,439)
Change in unrealized gain (loss) on investments	(10,714)	134,379	1,676,709	1,332,280	1,120,837	649,267	828,877	505,520
Reinvested capital gains	11,673	-	562,299	1,529,235	36,924	265,576	156,981	800,397

Net increase (decrease) in contract owners’ equity resulting from operations	274,085	221,343	1,271,630	2,690,177	916,256	1,094,440	627,527	1,369,016

Equity transactions:
Purchase payments received from contract owners (note 4)	1,387,575	1,636,300	126,943	806,963	440,268	1,956,212	451,047	1,289,815
Transfers between funds	(128,271)	(132,376)	(2,562,201)	(586,502)	2,370,719	766,943	(1,090,569)	185,029
Redemptions (notes 2, 3, and 4)	(473,964)	(290,292)	(2,309,060)	(1,079,947)	(1,364,994)	(967,583)	(624,841)	(784,296)
Adjustments to maintain reserves	12	(29)	105	(120)	30	(57)	(38)	28

Net equity transactions	785,352	1,213,603	(4,744,213)	(859,606)	1,446,023	1,755,515	(1,264,401)	690,576

Net change in contract owners’ equity	1,059,437	1,434,946	(3,472,583)	1,830,571	2,362,279	2,849,955	(636,874)	2,059,592
Contract owners’ equity at beginning of period	4,422,337	2,987,391	16,619,458	14,788,887	14,572,400	11,722,445	8,453,432	6,393,840

Contract owners’ equity at end of period	$5,481,774	4,422,337	13,146,875	16,619,458	16,934,679	14,572,400	7,816,558	8,453,432

CHANGE IN UNITS:
Beginning units	397,890	289,095	955,276	1,008,553	1,161,469	1,020,336	457,481	419,024
Units purchased	440,367	228,018	129,084	96,839	533,119	358,040	72,269	99,325
Units redeemed	(370,959)	(119,223)	(402,504)	(150,116)	(425,672)	(216,907)	(150,578)	(60,868)

Ending units	467,298	397,890	681,856	955,276	1,268,916	1,161,469	379,172	457,481

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(84,604)	117,043	(117,214)	217,438	(32,172)	125,453	(75,951)	144,023
Realized gain (loss) on investments	(92,318)	(16,699)	(378,935)	(238,344)	(1,026,780)	2,468	(442,746)	(374,169)
Change in unrealized gain (loss) on investments	715,187	376,519	2,253,223	1,740,749	1,039,552	990,107	1,168,095	1,153,990
Reinvested capital gains	59,861	481,411	638,488	1,421,013	-	714,373	160,852	782,149

Net increase (decrease) in contract owners’ equity resulting from operations	598,126	958,274	2,395,562	3,140,856	(19,400)	1,832,401	810,250	1,705,993

Equity transactions:
Purchase payments received from contract owners (note 4)	45,330	1,048,464	1,513,418	1,303,520	102,845	78,054	938,560	894,216
Transfers between funds	(331,290)	2,262,183	3,849,600	(2,939,502)	(3,805,167)	(174,258)	(739,444)	204,114
Redemptions (notes 2, 3, and 4)	(1,211,031)	(739,641)	(2,741,239)	(3,620,066)	(281,863)	(279,454)	(1,388,140)	(2,366,842)
Adjustments to maintain reserves	27	(31)	63	(93)	86	(68)	151	(114)

Net equity transactions	(1,496,964)	2,570,975	2,621,842	(5,256,141)	(3,984,099)	(375,726)	(1,188,873)	(1,268,626)

Net change in contract owners’ equity	(898,838)	3,529,249	5,017,404	(2,115,285)	(4,003,499)	1,456,675	(378,623)	437,367
Contract owners’ equity at beginning of period	9,967,543	6,438,294	18,987,372	21,102,657	9,898,182	8,441,507	12,190,409	11,753,042

Contract owners’ equity at end of period	$9,068,705	9,967,543	24,004,776	18,987,372	5,894,683	9,898,182	11,811,786	12,190,409

CHANGE IN UNITS:
Beginning units	690,391	502,897	1,152,213	1,497,286	506,224	526,973	782,961	872,271
Units purchased	48,821	252,924	451,176	109,415	51,143	18,671	167,415	150,018
Units redeemed	(156,360)	(65,430)	(269,145)	(454,488)	(289,771)	(39,420)	(245,430)	(239,328)

Ending units	582,852	690,391	1,334,244	1,152,213	267,596	506,224	704,946	782,961

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDBL2		NVDCA2		NVFIII		NVGEII
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(155,733)	153,193	(110,177)	11,557	18,975	3,152	2,618	561
Realized gain (loss) on investments	(68,273)	42,563	(255,853)	(686,018)	11,169	9,373	10,812	897
Change in unrealized gain (loss) on investments	1,018,251	449,705	1,229,619	1,825,487	46,435	(4,075)	67,009	6,679
Reinvested capital gains	357,903	451,151	522,809	1,257,194	7,290	3,339	10	1,252

Net increase (decrease) in contract owners’ equity resulting from operations	1,152,148	1,096,612	1,386,398	2,408,220	83,869	11,789	80,449	9,389

Equity transactions:
Purchase payments received from contract owners (note 4)	982,872	861,649	529,390	859,740	1,745,972	559,226	118,959	240,821
Transfers between funds	4,760,629	4,522,811	6,164,811	(7,919,987)	1,709,665	109,207	99,977	(83)
Redemptions (notes 2, 3, and 4)	(1,070,965)	(837,650)	(778,147)	(849,578)	(49,938)	(15,092)	(6,591)	(6,149)
Adjustments to maintain reserves	6	(44)	45	(39)	(10)	4	(10)	4

Net equity transactions	4,672,542	4,546,766	5,916,099	(7,909,864)	3,405,689	653,345	212,335	234,593

Net change in contract owners’ equity	5,824,690	5,643,378	7,302,497	(5,501,644)	3,489,558	665,134	292,784	243,982
Contract owners’ equity at beginning of period	12,707,308	7,063,930	9,336,451	14,838,095	665,134	-	243,982	-

Contract owners’ equity at end of period	$18,531,998	12,707,308	16,638,948	9,336,451	4,154,692	665,134	536,766	243,982

CHANGE IN UNITS:
Beginning units	1,022,290	646,794	696,861	1,314,482	63,425	-	22,599	-
Units purchased	520,016	528,984	577,925	128,887	531,209	117,289	27,859	24,702
Units redeemed	(158,693)	(153,488)	(148,065)	(746,508)	(220,106)	(53,864)	(6,981)	(2,103)

Ending units	1,383,613	1,022,290	1,126,721	696,861	374,528	63,425	43,477	22,599

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIE6		NVIX		NVLCP2		NVMGA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,263)	40,754	595,678	937,092	123,418	78,133	39,480	(11,126)
Realized gain (loss) on investments	(131,168)	27,174	(246,290)	309,938	216,729	141,812	44,786	10,231
Change in unrealized gain (loss) on investments	314,021	232,691	1,451,337	4,839,681	323,215	154,751	195,474	182,081
Reinvested capital gains	-	128,591	1,236,147	69,895	-	-	-	45,902

Net increase (decrease) in contract owners’ equity resulting from operations	177,590	429,210	3,036,872	6,156,606	663,362	374,696	279,740	227,088

Equity transactions:
Purchase payments received from contract owners (note 4)	692,868	719,737	5,597,254	7,895,910	204,538	173,944	566,534	217,438
Transfers between funds	(345,110)	95,849	(1,192,114)	3,808,904	1,779,481	4,367,833	(14,354)	114
Redemptions (notes 2, 3, and 4)	(135,214)	(97,664)	(1,852,144)	(2,719,362)	(1,720,134)	(629,974)	(215,806)	(50,591)
Adjustments to maintain reserves	40	(38)	132	(186)	78	(22)	15	(78)

Net equity transactions	212,584	717,884	2,553,128	8,985,266	263,963	3,911,781	336,389	166,883

Net change in contract owners’ equity	390,174	1,147,094	5,590,000	15,141,872	927,325	4,286,477	616,129	393,971
Contract owners’ equity at beginning of period	3,243,609	2,096,515	42,287,138	27,145,266	8,606,443	4,319,966	1,994,783	1,600,812

Contract owners’ equity at end of period	$3,633,783	3,243,609	47,877,138	42,287,138	9,533,768	8,606,443	2,610,912	1,994,783

CHANGE IN UNITS:
Beginning units	286,598	217,899	3,514,715	2,722,377	741,230	402,069	175,216	159,570
Units purchased	133,822	141,508	1,611,037	1,802,687	658,974	867,018	91,422	30,930
Units redeemed	(119,512)	(72,809)	(1,390,096)	(1,010,349)	(636,960)	(527,857)	(64,110)	(15,284)

Ending units	300,908	286,598	3,735,656	3,514,715	763,244	741,230	202,528	175,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIG6		NVMIVZ		NVMLG2		NVMM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(36,723)	(21,161)	(9,371)	-	(107,797)	197,459	(2,123,632)	229,753
Realized gain (loss) on investments	(4,911)	51,921	7,839	-	(920,197)	157,586	-	-
Change in unrealized gain (loss) on investments	637,275	942,826	531,063	-	(724,656)	518,738	-	-
Reinvested capital gains	1,741,639	307,025	-	-	3,584,219	1,102,829	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,337,280	1,280,611	529,531	-	1,831,569	1,976,612	(2,123,632)	229,753

Equity transactions:
Purchase payments received from contract owners (note 4)	561,996	114,221	981	-	386,478	763,414	29,708,296	28,182,354
Transfers between funds	(421,363)	773,499	3,368,110	-	(251,692)	(1,363,379)	54,808,469	(46,653,768)
Redemptions (notes 2, 3, and 4)	(337,664)	(358,797)	(100,018)	-	(1,272,937)	(560,217)	(56,089,069)	(56,517,634)
Adjustments to maintain reserves	141	(123)	153	-	207	(103)	(235)	112

Net equity transactions	(196,890)	528,800	3,269,226	-	(1,137,944)	(1,160,285)	28,427,461	(74,988,936)

Net change in contract owners’ equity	2,140,390	1,809,411	3,798,757	-	693,625	816,327	26,303,829	(74,759,183)
Contract owners’ equity at beginning of period	5,875,802	4,066,391	-	-	7,873,262	7,056,935	127,287,390	202,046,573

Contract owners’ equity at end of period	$8,016,192	5,875,802	3,798,757	-	8,566,887	7,873,262	153,591,219	127,287,390

CHANGE IN UNITS:
Beginning units	355,401	323,038	-	-	292,166	337,722	14,182,547	22,580,846
Units purchased	245,405	164,147	337,235	-	97,313	142,336	84,484,533	70,686,566
Units redeemed	(276,772)	(131,784)	(13,929)	-	(142,508)	(187,892)	(81,348,158)	(79,084,865)

Ending units	324,034	355,401	323,306	-	246,971	292,166	17,318,922	14,182,547

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMG2		NVMMV2		NVNMO2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,800)	(1,517)	(161,246)	(148,029)	42,094	78,623	(32,088)	(25,096)
Realized gain (loss) on investments	(290)	(2,372)	717,352	(1,667,035)	(1,761,022)	(926,557)	(181,700)	5,304
Change in unrealized gain (loss) on investments	51,496	5,585	3,819,736	1,473,883	1,457,598	1,019,257	315,898	556,834
Reinvested capital gains	18,893	29,359	1,571,969	2,975,713	-	1,546,447	310,175	313,835

Net increase (decrease) in contract owners’ equity resulting from operations	68,299	31,055	5,947,811	2,634,532	(261,330)	1,717,770	412,285	850,877

Equity transactions:
Purchase payments received from contract owners (note 4)	-	14,354	1,177,460	741,685	285,755	420,575	323,604	800,286
Transfers between funds	-	(2,571)	(1,610,130)	1,435,272	(513,814)	(1,078,064)	(592,573)	(491,415)
Redemptions (notes 2, 3, and 4)	(1,046)	(14,655)	(1,300,155)	(1,009,018)	(854,149)	(837,115)	(235,110)	(110,367)
Adjustments to maintain reserves	38	(21)	(84)	(66)	138	(234)	19	(58)

Net equity transactions	(1,008)	(2,893)	(1,732,909)	1,167,873	(1,082,070)	(1,494,838)	(504,060)	198,446

Net change in contract owners’ equity	67,291	28,162	4,214,902	3,802,405	(1,343,400)	222,932	(91,775)	1,049,323
Contract owners’ equity at beginning of period	116,708	88,546	11,575,634	7,773,229	8,141,954	7,919,022	4,109,781	3,060,458

Contract owners’ equity at end of period	$183,999	116,708	15,790,536	11,575,634	6,798,554	8,141,954	4,018,006	4,109,781

CHANGE IN UNITS:
Beginning units	3,105	3,191	434,104	396,280	338,410	403,068	254,841	240,496
Units purchased	-	402	552,700	542,235	153,581	100,341	92,699	141,279
Units redeemed	(22)	(488)	(615,345)	(504,411)	(203,272)	(164,999)	(125,128)	(126,934)

Ending units	3,083	3,105	371,459	434,104	288,719	338,410	222,412	254,841

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNSR2		NVOLG2		NVRE2		NVSIX2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,675)	(4,602)	(11,274)	39,658	7,090	25,030	(64,411)	(37,992)
Realized gain (loss) on investments	(13,649)	(112,295)	(1,009,948)	28,923	141,905	434,816	(7,495,667)	(760,776)
Change in unrealized gain (loss) on investments	73,553	222,192	1,811,526	201,521	(795,629)	907,467	12,812,338	(4,354,657)
Reinvested capital gains	76,862	200,018	1,281,252	2,549,870	24,317	-	1,525,866	11,038,135

Net increase (decrease) in contract owners’ equity resulting from operations	133,091	305,313	2,071,556	2,819,972	(622,317)	1,367,313	6,778,126	5,884,710

Equity transactions:
Purchase payments received from contract owners (note 4)	41,223	1,505	1,191,716	2,252,700	722,588	812,747	4,225,457	6,723,776
Transfers between funds	(142,128)	11,766	264,465	327,697	(519,015)	1,468,690	(2,204,287)	588,906
Redemptions (notes 2, 3, and 4)	(6,299)	(51,398)	(927,913)	(883,358)	(258,361)	(435,961)	(1,258,996)	(1,785,241)
Adjustments to maintain reserves	23	(21)	79	(102)	98	(64)	177	(260)

Net equity transactions	(107,181)	(38,148)	528,347	1,696,937	(54,690)	1,845,412	762,351	5,527,181

Net change in contract owners’ equity	25,910	267,165	2,599,903	4,516,909	(677,007)	3,212,725	7,540,477	11,411,891
Contract owners’ equity at beginning of period	1,308,863	1,041,698	12,237,711	7,720,802	7,047,929	3,835,204	35,040,409	23,628,518

Contract owners’ equity at end of period	$1,334,773	1,308,863	14,837,614	12,237,711	6,370,922	7,047,929	42,580,886	35,040,409

CHANGE IN UNITS:
Beginning units	91,030	90,296	736,194	630,993	472,761	331,079	2,499,929	2,086,380
Units purchased	5,414	180,343	716,839	645,030	242,270	458,606	1,219,686	1,179,506
Units redeemed	(13,742)	(179,609)	(691,263)	(539,829)	(260,936)	(316,924)	(1,147,193)	(765,957)

Ending units	82,702	91,030	761,770	736,194	454,095	472,761	2,572,422	2,499,929

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSTB2		NVTIV3		SAM		SCF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,280	145,608	4,594	19,127	(339)	148	(78,330)	(80,633)
Realized gain (loss) on investments	193,372	11,586	(146,121)	3,532	-	-	(448,519)	(599,715)
Change in unrealized gain (loss) on investments	51,775	267,995	203,616	(13,265)	-	-	1,411,510	1,174,434
Reinvested capital gains	-	-	-	114,757	-	-	245,560	660,180

Net increase (decrease) in contract owners’ equity resulting from operations	307,427	425,189	62,089	124,151	(339)	148	1,130,221	1,154,266

Equity transactions:
Purchase payments received from contract owners (note 4)	2,960,944	4,105,716	156,960	310,924	-	-	7,627	72,521
Transfers between funds	1,195,300	(4,185,025)	(449,223)	41,165	-	-	(38,934)	1,332,948
Redemptions (notes 2, 3, and 4)	(2,735,281)	(1,949,195)	(89,034)	(15,697)	(20)	(19)	(772,922)	(546,404)
Adjustments to maintain reserves	80	(91)	53	(48)	1	(1)	22	(37)

Net equity transactions	1,421,043	(2,028,595)	(381,244)	336,344	(19)	(20)	(804,207)	859,028

Net change in contract owners’ equity	1,728,470	(1,603,406)	(319,155)	460,495	(358)	128	326,014	2,013,294
Contract owners’ equity at beginning of period	15,220,927	16,824,333	1,376,776	916,281	32,099	31,971	6,716,014	4,702,720

Contract owners’ equity at end of period	$16,949,397	15,220,927	1,057,621	1,376,776	31,741	32,099	7,042,028	6,716,014

CHANGE IN UNITS:
Beginning units	1,501,654	1,703,929	137,389	101,838	3,515	3,517	459,283	398,577
Units purchased	2,369,142	1,160,501	71,333	67,461	-	-	90,906	279,431
Units redeemed	(2,229,625)	(1,362,776)	(107,069)	(31,910)	(2)	(2)	(151,807)	(218,725)

Ending units	1,641,171	1,501,654	101,653	137,389	3,513	3,515	398,382	459,283

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF2		SCGF		SCGF2		SCVF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(24,541)	(23,736)	(81,261)	(84,550)	(42,782)	(28,444)	(32,325)	(13,956)
Realized gain (loss) on investments	(190,215)	(158,144)	(357,707)	(1,335,405)	174,259	(737,235)	(1,534,188)	(514,951)
Change in unrealized gain (loss) on investments	611,847	343,128	1,475,298	1,219,656	596,614	487,375	1,555,015	201,150
Reinvested capital gains	115,416	270,639	630,114	1,609,849	504,154	868,684	11,913	876,937

Net increase (decrease) in contract owners’ equity resulting from operations	512,507	431,887	1,666,444	1,409,550	1,232,245	590,380	415	549,180

Equity transactions:
Purchase payments received from contract owners (note 4)	253,020	279,140	98,986	30,605	986,690	1,101,487	38,108	47,657
Transfers between funds	(110,052)	366,994	(844,601)	622,280	(1,415,260)	867,852	(217,872)	(545,896)
Redemptions (notes 2, 3, and 4)	(22,829)	(11,159)	(759,194)	(477,614)	(251,520)	(111,005)	(306,144)	(279,257)
Adjustments to maintain reserves	16	(38)	58	(75)	52	(34)	168	(93)

Net equity transactions	120,155	634,937	(1,504,751)	175,196	(680,038)	1,858,300	(485,740)	(777,589)

Net change in contract owners’ equity	632,662	1,066,824	161,693	1,584,746	552,207	2,448,680	(485,325)	(228,409)
Contract owners’ equity at beginning of period	2,648,213	1,581,389	6,364,179	4,779,433	3,919,267	1,470,587	3,094,701	3,323,110

Contract owners’ equity at end of period	$3,280,875	2,648,213	6,525,872	6,364,179	4,471,474	3,919,267	2,609,376	3,094,701

CHANGE IN UNITS:
Beginning units	198,949	147,374	366,612	368,271	274,067	137,561	243,444	306,459
Units purchased	54,650	110,783	349,872	407,311	414,080	426,421	131,635	69,619
Units redeemed	(49,983)	(59,208)	(446,760)	(408,970)	(463,152)	(289,915)	(177,321)	(132,634)

Ending units	203,616	198,949	269,724	366,612	224,995	274,067	197,758	243,444

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF2		TRF		TRF2		NBARMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(29,137)	(5,273)	(21,417)	(16,283)	(4,988)	2,237	(4,310)	(12,400)
Realized gain (loss) on investments	(1,550,580)	(67,872)	(40,618)	321,211	(81,341)	50,651	(16,491)	16,492
Change in unrealized gain (loss) on investments	1,676,573	(379,223)	(75,030)	293,728	(61,077)	93,395	(18,960)	151,947
Reinvested capital gains	12,061	775,473	153,392	133,782	87,866	32,635	72,181	-

Net increase (decrease) in contract owners’ equity resulting from operations	108,917	323,105	16,327	732,438	(59,540)	178,918	32,420	156,039

Equity transactions:
Purchase payments received from contract owners (note 4)	380,946	719,000	12,478	42,449	360,978	734,340	150	61,749
Transfers between funds	171,880	141,072	(1,073,782)	1,473,013	(259,649)	75,129	(189,671)	194,910
Redemptions (notes 2, 3, and 4)	(197,254)	(112,253)	(335,884)	(730,681)	(25,218)	(18,614)	(76,511)	(34,821)
Adjustments to maintain reserves	37	(40)	152	(101)	6	(6)	22	(33)

Net equity transactions	355,609	747,779	(1,397,036)	784,680	76,117	790,849	(266,010)	221,805

Net change in contract owners’ equity	464,526	1,070,884	(1,380,709)	1,517,118	16,577	969,767	(233,590)	377,844
Contract owners’ equity at beginning of period	2,691,485	1,620,601	3,393,260	1,876,142	1,364,680	394,913	1,340,578	962,734

Contract owners’ equity at end of period	$3,156,011	2,691,485	2,012,551	3,393,260	1,381,257	1,364,680	1,106,988	1,340,578

CHANGE IN UNITS:
Beginning units	228,530	161,242	192,422	134,325	87,058	32,053	130,782	107,206
Units purchased	261,435	112,685	100,566	285,855	84,372	90,910	33,652	49,486
Units redeemed	(231,950)	(45,397)	(188,518)	(227,758)	(90,264)	(35,905)	(63,411)	(25,910)

Ending units	258,015	228,530	104,470	192,422	81,166	87,058	101,023	130,782

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NO7TB		NOTBBA		NOVPI2		PMUBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,143	(3,143)	155,212	438,144	10,256	28,665	48,495	114,518
Realized gain (loss) on investments	9,566	47,143	(891,804)	(1,165,516)	(82,669)	(69,441)	(32,033)	(4,792)
Change in unrealized gain (loss) on investments	(3,602)	58,137	866,560	992,052	(216,468)	287,109	98,860	26,671
Reinvested capital gains	20,954	22,740	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,061	124,877	129,968	264,680	(288,881)	246,333	115,322	136,397

Equity transactions:
Purchase payments received from contract owners (note 4)	30,862	6,485	291,798	66,142	10,413	32,348	348,710	229,805
Transfers between funds	32,774	(25,812)	3,993,371	(1,805,729)	(74,555)	(154,451)	(229,198)	(64,086)
Redemptions (notes 2, 3, and 4)	(73,702)	(283,407)	(2,673,282)	(3,254,656)	(681,932)	(743,956)	(434,023)	(491,010)
Adjustments to maintain reserves	31	(40)	83	352	71	(95)	306	43

Net equity transactions	(10,035)	(302,774)	1,611,970	(4,993,891)	(746,003)	(866,154)	(314,205)	(325,248)

Net change in contract owners’ equity	19,026	(177,897)	1,741,938	(4,729,211)	(1,034,884)	(619,821)	(198,883)	(188,851)
Contract owners’ equity at beginning of period	863,721	1,041,618	16,229,826	20,959,037	3,760,545	4,380,366	3,927,743	4,116,594

Contract owners’ equity at end of period	$882,747	863,721	17,971,764	16,229,826	2,725,661	3,760,545	3,728,860	3,927,743

CHANGE IN UNITS:
Beginning units	79,560	109,073	1,667,441	2,189,379	368,633	455,319	366,629	398,031
Units purchased	8,298	24,034	732,507	353,073	25,658	14,396	96,539	86,588
Units redeemed	(9,494)	(53,547)	(597,013)	(875,011)	(105,774)	(101,082)	(127,131)	(117,990)

Ending units	78,364	79,560	1,802,935	1,667,441	288,517	368,633	336,037	366,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVAAD		PMVEBD		PMVFAD		PMVFHV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$161,801	90,318	188,661	149,642	81,216	10,992	170,870	16,072
Realized gain (loss) on investments	(244,128)	40,985	(88,747)	(25,204)	(83,189)	(74,759)	(66,868)	23,526
Change in unrealized gain (loss) on investments	56,386	526,113	113,738	448,794	171,746	165,530	(90,317)	120,504
Reinvested capital gains	-	-	-	-	-	-	-	23,792

Net increase (decrease) in contract owners’ equity resulting from operations	(25,941)	657,416	213,652	573,232	169,773	101,763	13,685	183,894

Equity transactions:
Purchase payments received from contract owners (note 4)	166,471	121,467	920,265	1,900,136	455,866	518,109	887,871	1,062,787
Transfers between funds	(2,004,260)	(577,637)	(647,841)	223,464	(113,119)	66,801	(1,555,887)	445,572
Redemptions (notes 2, 3, and 4)	(651,623)	(643,946)	(327,654)	(379,399)	(262,090)	(291,257)	(94,091)	(236,233)
Adjustments to maintain reserves	79	(86)	817	(385)	202	(74)	242	(83)

Net equity transactions	(2,489,333)	(1,100,202)	(54,413)	1,743,816	80,859	293,579	(761,865)	1,272,043

Net change in contract owners’ equity	(2,515,274)	(442,786)	159,239	2,317,048	250,632	395,342	(748,180)	1,455,937
Contract owners’ equity at beginning of period	6,842,023	7,284,809	6,035,986	3,718,938	2,117,123	1,721,781	4,378,921	2,922,984

Contract owners’ equity at end of period	$4,326,749	6,842,023	6,195,225	6,035,986	2,367,755	2,117,123	3,630,741	4,378,921

CHANGE IN UNITS:
Beginning units	569,470	669,750	407,891	285,406	187,718	162,516	406,910	287,067
Units purchased	89,305	63,910	185,814	326,062	222,715	107,814	318,519	229,229
Units redeemed	(319,528)	(164,190)	(197,485)	(203,577)	(218,858)	(82,612)	(403,338)	(109,386)

Ending units	339,247	569,470	396,220	407,891	191,575	187,718	322,091	406,910

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVGBD		PMVHYD		PMVIV		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$25,142	28,393	360,340	737,727	551,681	344,305	(71,449)	212,723
Realized gain (loss) on investments	(121,594)	(66,307)	165,973	573,559	(97,074)	(8,464)	181,874	(64,653)
Change in unrealized gain (loss) on investments	359,244	188,165	5,807	700,394	154,179	679,574	59,804	255,537
Reinvested capital gains	-	-	-	-	49,380	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	262,792	150,251	532,120	2,011,680	658,166	1,015,415	170,229	403,607

Equity transactions:
Purchase payments received from contract owners (note 4)	13,403	36,853	124,838	878,772	1,165,888	6,920,271	53,783	27,544
Transfers between funds	621,214	(63,256)	(5,630,810)	11,937,100	(1,322,660)	4,981,311	3,195,156	3,481,098
Redemptions (notes 2, 3, and 4)	(524,940)	(329,958)	(6,056,627)	(3,270,992)	(857,900)	(5,599,444)	(2,237,916)	(2,551,355)
Adjustments to maintain reserves	274	(34)	2,351	(1,239)	1,509	(583)	590	559

Net equity transactions	109,951	(356,395)	(11,560,248)	9,543,641	(1,013,163)	6,301,555	1,011,613	957,846

Net change in contract owners’ equity	372,743	(206,144)	(11,028,128)	11,555,321	(354,997)	7,316,970	1,181,842	1,361,453
Contract owners’ equity at beginning of period	3,381,535	3,587,679	21,897,144	10,341,823	17,947,815	10,630,845	15,989,076	14,627,623

Contract owners’ equity at end of period	$3,754,278	3,381,535	10,869,016	21,897,144	17,592,818	17,947,815	17,170,918	15,989,076

CHANGE IN UNITS:
Beginning units	302,972	336,153	1,391,901	741,588	1,627,886	1,030,680	1,618,232	1,508,835
Units purchased	141,764	32,508	2,968,486	2,971,786	676,293	1,184,773	2,212,245	1,647,001
Units redeemed	(133,680)	(65,689)	(3,699,351)	(2,321,473)	(789,124)	(587,567)	(2,120,444)	(1,537,604)

Ending units	311,056	302,972	661,036	1,391,901	1,515,055	1,627,886	1,710,033	1,618,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRSD		PMVSTA		PMVTRD		PROA30
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$88,725	62,320	(496)	64,822	218,184	429,239	(5,471)	(15,716)
Realized gain (loss) on investments	(121,389)	(114,246)	(40,562)	(17,639)	988,688	34,117	175,715	10,323
Change in unrealized gain (loss) on investments	50,484	245,771	125,915	32,308	340,230	1,241,083	81,608	125,664
Reinvested capital gains	-	-	-	-	324,768	-	103,936	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,820	193,845	84,857	79,491	1,871,870	1,704,439	355,788	120,271

Equity transactions:
Purchase payments received from contract owners (note 4)	146,822	75,948	5,219,707	3,989,208	3,311,658	2,871,349	6,194	36,935
Transfers between funds	(32,629)	219,603	(1,338,964)	(2,706,384)	3,173,775	651,430	38,862	60,130
Redemptions (notes 2, 3, and 4)	(83,439)	(223,149)	(363,054)	(166,508)	(2,705,196)	(2,386,048)	(93,411)	(173,822)
Adjustments to maintain reserves	65	(58)	348	(3)	2,319	(430)	70	(54)

Net equity transactions	30,819	72,344	3,518,037	1,116,313	3,782,556	1,136,301	(48,285)	(76,811)

Net change in contract owners’ equity	48,639	266,189	3,602,894	1,195,804	5,654,426	2,840,740	307,503	43,460
Contract owners’ equity at beginning of period	2,307,431	2,041,242	6,363,966	5,168,162	26,632,345	23,791,605	1,032,019	988,559

Contract owners’ equity at end of period	$2,356,070	2,307,431	9,966,860	6,363,966	32,286,771	26,632,345	1,339,522	1,032,019

CHANGE IN UNITS:
Beginning units	383,884	375,612	614,789	508,079	2,273,091	2,172,893	88,772	105,793
Units purchased	88,219	86,152	1,600,654	681,268	2,494,984	1,780,625	1,211,655	1,824,387
Units redeemed	(80,087)	(77,880)	(1,261,003)	(574,558)	(2,201,869)	(1,680,427)	(1,214,149)	(1,841,408)

Ending units	392,016	383,884	954,440	614,789	2,566,206	2,273,091	86,278	88,772

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROAHY		PROBIO		PROBL		PROBM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$81,635	770,823	(78,432)	(74,568)	(52,925)	(86,559)	(9,594)	(19,198)
Realized gain (loss) on investments	(683,241)	74,483	686,266	(199,875)	360,447	844,894	(81,930)	(120,801)
Change in unrealized gain (loss) on investments	154,365	118,954	(319,300)	939,361	(30,557)	612,376	77,201	332,077
Reinvested capital gains	-	-	365,236	18,413	246,762	94,281	73,266	45,205

Net increase (decrease) in contract owners’ equity resulting from operations	(447,241)	964,260	653,770	683,331	523,727	1,464,992	58,943	237,283

Equity transactions:
Purchase payments received from contract owners (note 4)	102,360	380,952	29,895	194,544	13,367	110,826	3,844	15,626
Transfers between funds	(5,809,123)	14,482,160	208,064	(311,387)	(2,129,448)	2,622,279	62,975	(511,665)
Redemptions (notes 2, 3, and 4)	(1,578,116)	(4,346,989)	(600,920)	(660,171)	(536,011)	(2,577,883)	(115,988)	(246,740)
Adjustments to maintain reserves	88	(63)	41	(57)	123	(57)	70	(72)

Net equity transactions	(7,284,791)	10,516,060	(362,920)	(777,071)	(2,651,969)	155,165	(49,099)	(742,851)

Net change in contract owners’ equity	(7,732,032)	11,480,320	290,850	(93,740)	(2,128,242)	1,620,157	9,844	(505,568)
Contract owners’ equity at beginning of period	15,411,582	3,931,262	5,033,424	5,127,164	6,997,187	5,377,030	1,332,078	1,837,646

Contract owners’ equity at end of period	$7,679,550	15,411,582	5,324,274	5,033,424	4,868,945	6,997,187	1,341,922	1,332,078

CHANGE IN UNITS:
Beginning units	935,570	270,651	170,578	199,497	295,157	288,007	123,747	198,553
Units purchased	3,011,634	3,800,047	225,342	288,329	1,247,765	2,612,360	406,863	164,152
Units redeemed	(3,468,170)	(3,135,128)	(237,581)	(317,248)	(1,362,907)	(2,605,210)	(421,725)	(238,958)

Ending units	479,034	935,570	158,339	170,578	180,015	295,157	108,885	123,747

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROBNK		PROBR		PROCG		PROCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,037	(12,975)	(6,932)	(6,641)	(16,372)	(2,447)	(52,811)	(71,026)
Realized gain (loss) on investments	(344,367)	107,424	12,299	(172,637)	329,510	(240,883)	(208,570)	79,005
Change in unrealized gain (loss) on investments	11,415	458,945	1,671	(26,898)	406,902	389,762	(243,669)	743,791
Reinvested capital gains	-	-	-	-	30,047	289,762	1,264,661	226,964

Net increase (decrease) in contract owners’ equity resulting from operations	(329,915)	553,394	7,038	(206,176)	750,087	436,194	759,611	978,734

Equity transactions:
Purchase payments received from contract owners (note 4)	10,902	8,336	6,681	-	19,160	14,425	20,472	21,714
Transfers between funds	(542,771)	(250,186)	42,836	86,601	915,316	435,350	(783,916)	(1,741,750)
Redemptions (notes 2, 3, and 4)	(87,817)	(218,414)	(114,620)	(8,412)	(298,320)	(367,533)	(163,688)	(764,361)
Adjustments to maintain reserves	88	(116)	25	(31)	77	(95)	154	(53)

Net equity transactions	(619,598)	(460,380)	(65,078)	78,158	636,233	82,147	(926,978)	(2,484,450)

Net change in contract owners’ equity	(949,513)	93,014	(58,040)	(128,018)	1,386,320	518,341	(167,367)	(1,505,716)
Contract owners’ equity at beginning of period	1,755,754	1,662,740	219,592	347,610	2,258,486	1,740,145	4,007,019	5,512,735

Contract owners’ equity at end of period	$806,241	1,755,754	161,552	219,592	3,644,806	2,258,486	3,839,652	4,007,019

CHANGE IN UNITS:
Beginning units	84,306	107,150	105,765	127,905	122,558	118,398	151,101	255,156
Units purchased	419,752	368,101	9,117,189	6,321,535	378,336	250,583	207,952	290,094
Units redeemed	(457,838)	(390,945)	(9,118,381)	(6,343,675)	(347,904)	(246,423)	(244,794)	(394,149)

Ending units	46,220	84,306	104,573	105,765	152,990	122,558	114,259	151,101

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROE30		PROEM		PROFIN		PROGVP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,397	25,874	(19,607)	(29,456)	(25,864)	(42,124)	(18,200)	(9,547)
Realized gain (loss) on investments	(276,027)	(262,983)	342,529	331,022	(310,988)	192,981	98,987	197,447
Change in unrealized gain (loss) on investments	17,979	684,987	83,280	283,678	(274,996)	696,484	(19,640)	(72,068)
Reinvested capital gains	-	-	-	-	154,725	228,954	85,338	-

Net increase (decrease) in contract owners’ equity resulting from operations	(245,651)	447,878	406,202	585,244	(457,123)	1,076,295	146,485	115,832

Equity transactions:
Purchase payments received from contract owners (note 4)	6,744	22,316	48,177	17,531	12,915	47,957	3,492	5,356
Transfers between funds	(143,373)	(725,025)	(549,896)	(568,079)	(1,090,975)	550,148	487,651	(352,583)
Redemptions (notes 2, 3, and 4)	(450,119)	(915,541)	(299,206)	(393,806)	(760,286)	(848,668)	(320,850)	(212,099)
Adjustments to maintain reserves	54	(91)	64	(80)	68	(46)	(497)	499

Net equity transactions	(586,694)	(1,618,341)	(800,861)	(944,434)	(1,838,278)	(250,609)	169,796	(558,827)

Net change in contract owners’ equity	(832,345)	(1,170,463)	(394,659)	(359,190)	(2,295,401)	825,686	316,281	(442,995)
Contract owners’ equity at beginning of period	2,162,370	3,332,833	2,834,625	3,193,815	4,507,432	3,681,746	991,472	1,434,467

Contract owners’ equity at end of period	$1,330,025	2,162,370	2,439,966	2,834,625	2,212,031	4,507,432	1,307,753	991,472

CHANGE IN UNITS:
Beginning units	171,311	307,262	293,464	407,894	211,903	222,206	59,207	98,785
Units purchased	184,117	161,796	1,071,259	1,754,735	115,635	491,217	460,419	1,519,680
Units redeemed	(237,615)	(297,747)	(1,160,049)	(1,869,165)	(219,893)	(501,520)	(455,278)	(1,559,258)

Ending units	117,813	171,311	204,674	293,464	107,645	211,903	64,348	59,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROHC		PROIND		PROINT		PROJP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(127,752)	(132,720)	(37,476)	(64,754)	(8,282)	(15,688)	(10,314)	(12,756)
Realized gain (loss) on investments	(27,752)	(343,501)	(34,132)	(261,223)	(65,133)	10,484	31,515	58,626
Change in unrealized gain (loss) on investments	73,579	685,656	170,096	627,006	52,280	208,503	120,329	114,546
Reinvested capital gains	1,060,847	1,023,010	45,477	627,552	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	978,922	1,232,445	143,965	928,581	(21,135)	203,299	141,530	160,416

Equity transactions:
Purchase payments received from contract owners (note 4)	33,160	305,390	4,564	25,759	11,351	47,176	3,019	7,370
Transfers between funds	305,287	(3,024,797)	(826,689)	942,462	(239,814)	(878,478)	99,208	(514,795)
Redemptions (notes 2, 3, and 4)	(784,558)	(1,128,212)	(500,391)	(820,876)	(46,713)	(72,556)	(74,382)	(177,206)
Adjustments to maintain reserves	145	(109)	12	14	45	(58)	46	(83)

Net equity transactions	(445,966)	(3,847,728)	(1,322,504)	147,359	(275,131)	(903,916)	27,891	(684,714)

Net change in contract owners’ equity	532,956	(2,615,283)	(1,178,539)	1,075,940	(296,266)	(700,617)	169,421	(524,298)
Contract owners’ equity at beginning of period	7,809,334	10,424,617	4,453,874	3,377,934	1,044,127	1,744,744	927,591	1,451,889

Contract owners’ equity at end of period	$8,342,290	7,809,334	3,275,335	4,453,874	747,861	1,044,127	1,097,012	927,591

CHANGE IN UNITS:
Beginning units	299,438	468,993	215,109	210,118	85,671	168,183	58,131	108,051
Units purchased	356,164	252,009	271,241	687,514	200,720	538,100	204,755	360,116
Units redeemed	(372,560)	(421,564)	(349,262)	(682,523)	(227,286)	(620,612)	(202,519)	(410,036)

Ending units	283,042	299,438	137,088	215,109	59,105	85,671	60,367	58,131

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PRON		PRONET		PROOG		PROPHR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(194,628)	(153,089)	(101,551)	(99,281)	25,208	(14,299)	(21,342)	(12,443)
Realized gain (loss) on investments	3,076,476	992,177	689,411	(205,785)	(1,593,702)	(924,039)	104,403	(368,879)
Change in unrealized gain (loss) on investments	1,178,272	2,219,564	1,257,716	1,217,330	620,313	1,196,843	89,673	374,637
Reinvested capital gains	987,099	77,088	911,325	151,055	34,018	153,877	-	181,297

Net increase (decrease) in contract owners’ equity resulting from operations	5,047,219	3,135,740	2,756,901	1,063,319	(914,163)	412,382	172,734	174,612

Equity transactions:
Purchase payments received from contract owners (note 4)	76,745	78,869	33,206	54,053	33,367	32,776	(52)	2,669
Transfers between funds	2,153,252	(2,496,802)	273,889	(1,427,509)	(343,667)	(1,184,705)	348,884	(489,564)
Redemptions (notes 2, 3, and 4)	(2,147,288)	(1,386,437)	(824,367)	(829,434)	(243,900)	(618,923)	(374,497)	(252,112)
Adjustments to maintain reserves	130	(53)	66	(117)	70	(80)	63	(68)

Net equity transactions	82,839	(3,804,423)	(517,206)	(2,203,007)	(554,130)	(1,770,932)	(25,602)	(739,075)

Net change in contract owners’ equity	5,130,058	(668,683)	2,239,695	(1,139,688)	(1,468,293)	(1,358,550)	147,132	(564,463)
Contract owners’ equity at beginning of period	10,348,193	11,016,876	5,710,690	6,850,378	4,183,328	5,541,878	1,368,833	1,933,296

Contract owners’ equity at end of period	$15,478,251	10,348,193	7,950,385	5,710,690	2,715,035	4,183,328	1,515,965	1,368,833

CHANGE IN UNITS:
Beginning units	297,895	430,013	193,641	270,452	471,307	667,510	72,161	114,663
Units purchased	652,952	933,542	266,273	193,167	2,018,329	321,099	188,809	160,092
Units redeemed	(639,402)	(1,065,660)	(279,090)	(269,978)	(2,016,252)	(517,302)	(189,105)	(202,594)

Ending units	311,445	297,895	180,824	193,641	473,384	471,307	71,865	72,161

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROPM		PRORE		PRORRO		PROSCN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(59,248)	(37,613)	555	5,763	(1,510)	(4,923)	(35,733)	(40,870)
Realized gain (loss) on investments	(4,252,686)	550,524	(523,836)	453,930	(68,069)	(121,094)	307,157	469,753
Change in unrealized gain (loss) on investments	(531,778)	252,117	(11,007)	212,204	(9,676)	17,821	457,238	561,950
Reinvested capital gains	-	-	57,714	174,698	-	22,663	192,888	297,862

Net increase (decrease) in contract owners’ equity resulting from operations	(4,843,712)	765,028	(476,574)	846,595	(79,255)	(85,533)	921,550	1,288,695

Equity transactions:
Purchase payments received from contract owners (note 4)	86,864	9,392	15,618	40,657	793	(1,085)	5,176	52,091
Transfers between funds	6,012,277	924,315	(424,993)	933,671	138,596	(76,025)	(482,398)	364,168
Redemptions (notes 2, 3, and 4)	(431,251)	(307,439)	(188,402)	(1,115,656)	(36,274)	(42,357)	(202,242)	(389,133)
Adjustments to maintain reserves	99	(107)	115	(105)	25	(24)	98	(67)

Net equity transactions	5,667,989	626,161	(597,662)	(141,433)	103,140	(119,491)	(679,366)	27,059

Net change in contract owners’ equity	824,277	1,391,189	(1,074,236)	705,162	23,885	(205,024)	242,184	1,315,754
Contract owners’ equity at beginning of period	3,095,173	1,703,984	3,073,256	2,368,094	242,807	447,831	3,716,312	2,400,558

Contract owners’ equity at end of period	$3,919,450	3,095,173	1,999,020	3,073,256	266,692	242,807	3,958,496	3,716,312

CHANGE IN UNITS:
Beginning units	756,943	599,884	186,330	179,981	93,206	141,625	122,877	117,026
Units purchased	9,386,285	3,845,036	242,469	871,446	185,252	3,491,085	482,727	877,444
Units redeemed	(9,362,558)	(3,687,977)	(296,669)	(865,097)	(134,022)	(3,539,504)	(514,034)	(871,593)

Ending units	780,670	756,943	132,130	186,330	144,436	93,206	91,570	122,877

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROSEM		PROSIN		PROSN		PROTEC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,278)	(1,369)	(1,633)	(1,843)	(699)	(1,199)	(165,624)	(133,097)
Realized gain (loss) on investments	(55,999)	(57,882)	(78,111)	(37,189)	(34,388)	(68,691)	1,750,843	760,086
Change in unrealized gain (loss) on investments	(821)	(1,949)	7,492	(18,513)	808	218	897,994	2,180,455
Reinvested capital gains	-	9,436	-	4,779	-	-	1,193,693	190,311

Net increase (decrease) in contract owners’ equity resulting from operations	(58,098)	(51,764)	(72,252)	(52,766)	(34,279)	(69,672)	3,676,906	2,997,755

Equity transactions:
Purchase payments received from contract owners (note 4)	1,376	(7)	3,098	-	2,091	758	45,621	30,223
Transfers between funds	37,917	85,500	77,593	(156,724)	37,924	35,069	1,119,924	141,322
Redemptions (notes 2, 3, and 4)	(59,649)	(15,787)	(34,979)	(9,446)	(47,981)	(32,531)	(1,719,996)	(1,699,370)
Adjustments to maintain reserves	11	(26)	29	(25)	13	(17)	252	(110)

Net equity transactions	(20,345)	69,680	45,741	(166,195)	(7,953)	3,279	(554,199)	(1,527,935)

Net change in contract owners’ equity	(78,443)	17,916	(26,511)	(218,961)	(42,232)	(66,393)	3,122,707	1,469,820
Contract owners’ equity at beginning of period	107,253	89,337	118,279	337,240	47,628	114,021	9,623,277	8,153,457

Contract owners’ equity at end of period	$28,810	107,253	91,768	118,279	5,396	47,628	12,745,984	9,623,277

CHANGE IN UNITS:
Beginning units	26,545	17,091	34,625	81,124	35,106	62,189	328,072	399,001
Units purchased	1,009,513	1,075,291	789,269	320,491	3,169,588	4,569,430	485,289	571,858
Units redeemed	(1,025,603)	(1,065,837)	(791,198)	(366,990)	(3,197,224)	(4,596,513)	(510,930)	(642,787)

Ending units	10,455	26,545	32,696	34,625	7,470	35,106	302,431	328,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROTEL		PROUN		PROUSN		PROUTL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,602)	1,904	(280,154)	(73,218)	(2,738)	(3,070)	(3,952)	(21,428)
Realized gain (loss) on investments	11,447	738	2,859,171	1,293,040	(557,892)	(244,229)	(1,030,642)	695,118
Change in unrealized gain (loss) on investments	33,798	33,402	7,449,084	1,567,944	4,218	(45,055)	(297,283)	298,364
Reinvested capital gains	-	-	7,060,873	-	-	-	881,663	337,007

Net increase (decrease) in contract owners’ equity resulting from operations	41,643	36,044	17,088,974	2,787,766	(556,412)	(292,354)	(450,214)	1,309,061

Equity transactions:
Purchase payments received from contract owners (note 4)	781	7,844	19,766	15,322	6,698	2	73,780	33,246
Transfers between funds	44,356	289,340	19,218,617	(666,890)	539,563	31,350	(2,113,664)	(5,027,456)
Redemptions (notes 2, 3, and 4)	(21,373)	(221,347)	(1,897,681)	(542,375)	(4,129)	(2,837)	(476,400)	(1,336,683)
Adjustments to maintain reserves	23	(28)	(4,267)	(70)	(55)	(15)	86	(72)

Net equity transactions	23,787	75,809	17,336,435	(1,194,013)	542,077	28,500	(2,516,198)	(6,330,965)

Net change in contract owners’ equity	65,430	111,853	34,425,409	1,593,753	(14,335)	(263,854)	(2,966,412)	(5,021,904)
Contract owners’ equity at beginning of period	458,600	346,747	5,987,086	4,393,333	143,150	407,004	6,600,645	11,622,549

Contract owners’ equity at end of period	$524,030	458,600	40,412,495	5,987,086	128,815	143,150	3,634,233	6,600,645

CHANGE IN UNITS:
Beginning units	35,330	30,152	55,271	71,560	938,948	1,302,919	320,351	685,615
Units purchased	214,701	423,958	267,714	229,450	82,154,528	33,138,965	363,264	839,412
Units redeemed	(210,458)	(418,780)	(122,693)	(245,739)	(80,029,109)	(33,502,936)	(499,849)	(1,204,676)

Ending units	39,573	35,330	200,292	55,271	3,064,367	938,948	183,766	320,351

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVIGIB		TRHS2		VEEMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$30,203	36,867	(23)	-	(214,524)	(153,663)	5,475	(1,622)
Realized gain (loss) on investments	29,326	79,543	1,793	-	1,027,050	366,671	(962)	(1,594)
Change in unrealized gain (loss) on investments	234,253	894,675	3	-	2,855,437	2,203,405	82,719	36,438
Reinvested capital gains	502,890	449,097	-	-	1,359,965	724,366	17,010	2,945

Net increase (decrease) in contract owners’ equity resulting from operations	796,672	1,460,182	1,773	-	5,027,928	3,140,779	104,242	36,167

Equity transactions:
Purchase payments received from contract owners (note 4)	2,650,072	1,150,894	48	-	3,276,741	2,801,772	226,691	85,809
Transfers between funds	488,707	169,137	(1,768)	-	132,686	709,652	89,402	3,952
Redemptions (notes 2, 3, and 4)	(235,759)	(193,905)	-	-	(607,802)	(406,027)	(3,744)	(2,104)
Adjustments to maintain reserves	45	(38)	1	-	65	(43)	(1)	5

Net equity transactions	2,903,065	1,126,088	(1,719)	-	2,801,690	3,105,354	312,348	87,662

Net change in contract owners’ equity	3,699,737	2,586,270	54	-	7,829,618	6,246,133	416,590	123,829
Contract owners’ equity at beginning of period	7,145,265	4,558,995	-	-	16,568,598	10,322,465	234,156	110,327

Contract owners’ equity at end of period	$10,845,002	7,145,265	54	-	24,398,216	16,568,598	650,746	234,156

CHANGE IN UNITS:
Beginning units	494,293	406,601	-	-	1,284,265	1,017,768	23,508	14,262
Units purchased	374,361	143,875	1,885	-	830,765	570,805	47,104	15,556
Units redeemed	(150,548)	(56,183)	(1,881)	-	(635,272)	(304,308)	(14,090)	(6,310)

Ending units	718,106	494,293	4	-	1,479,758	1,284,265	56,522	23,508

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVGGS		VWHA		VWHAS		VRVDRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$92,806	(47,886)	(10,957)	(38,794)	(25,397)	(70,394)	199	22,437
Realized gain (loss) on investments	1,694,678	826,129	(180,107)	(153,964)	(925,082)	(269,158)	(612,454)	(7,520)
Change in unrealized gain (loss) on investments	(43,705)	176,176	677,448	426,107	2,147,293	958,452	272,409	(161,280)
Reinvested capital gains	-	-	-	-	-	-	60,498	180,573

Net increase (decrease) in contract owners’ equity resulting from operations	1,743,779	954,419	486,384	233,349	1,196,814	618,900	(279,348)	34,210

Equity transactions:
Purchase payments received from contract owners (note 4)	803,031	755,409	5,250	48,311	538,397	1,886,730	1,124,571	1,867,301
Transfers between funds	(327,728)	(938,035)	513,696	(60,641)	(282,697)	53,781	(771,534)	1,464,191
Redemptions (notes 2, 3, and 4)	(386,031)	(420,433)	(266,216)	(274,276)	(768,500)	(272,373)	(71,870)	(91,063)
Adjustments to maintain reserves	37	(25)	109	(91)	71	(90)	2	(2)

Net equity transactions	89,309	(603,084)	252,839	(286,697)	(512,729)	1,668,048	281,169	3,240,427

Net change in contract owners’ equity	1,833,088	351,335	739,223	(53,348)	684,085	2,286,948	1,821	3,274,637
Contract owners’ equity at beginning of period	2,876,035	2,524,700	2,347,710	2,401,058	7,253,739	4,966,791	3,274,637	-

Contract owners’ equity at end of period	$4,709,123	2,876,035	3,086,933	2,347,710	7,937,824	7,253,739	3,276,458	3,274,637

CHANGE IN UNITS:
Beginning units	236,115	284,202	496,103	560,536	976,376	737,610	303,188	-
Units purchased	583,923	496,083	229,963	99,523	579,714	533,685	258,223	355,209
Units redeemed	(537,159)	(544,170)	(172,610)	(163,956)	(647,447)	(294,919)	(249,919)	(52,021)

Ending units	282,879	236,115	553,456	496,103	908,643	976,376	311,492	303,188

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVQF2		GVDIV2		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$146,912	(42,124)	239,809	1,224,702	28,941	2,127,673	(41,182)	16,105
Realized gain (loss) on investments	(165,311)	(41,859)	(1,976,574)	(177,706)	(7,726,283)	(126,687)	(224,827)	49,173
Change in unrealized gain (loss) on investments	115,279	28,576	1,038,741	(526,842)	2,438,054	(691,780)	(316,504)	726,384
Reinvested capital gains	-	-	-	218,703	3,686,348	752,648	378,460	121,481

Net increase (decrease) in contract owners’ equity resulting from operations	96,880	(55,407)	(698,024)	738,857	(1,572,940)	2,061,854	(204,053)	913,143

Equity transactions:
Purchase payments received from contract owners (note 4)	340,692	1,834,305	36,272	155,338	100,853	470,885	297,402	501,887
Transfers between funds	(4,631,564)	(238,401)	(3,589,691)	(734,413)	(8,668,942)	495,052	(6,426,056)	(504,632)
Redemptions (notes 2, 3, and 4)	(35,644)	(162,520)	(441,711)	(452,582)	(994,764)	(803,440)	(229,265)	(158,485)
Adjustments to maintain reserves	46	(19)	(88)	(98)	187	(159)	(89)	(88)

Net equity transactions	(4,326,470)	1,433,365	(3,995,218)	(1,031,755)	(9,562,666)	162,338	(6,358,008)	(161,318)

Net change in contract owners’ equity	(4,229,590)	1,377,958	(4,693,242)	(292,898)	(11,135,606)	2,224,192	(6,562,061)	751,825
Contract owners’ equity at beginning of period	4,229,590	2,851,632	4,693,242	4,986,140	11,135,606	8,911,414	6,562,061	5,810,236

Contract owners’ equity at end of period	$-	4,229,590	-	4,693,242	-	11,135,606	-	6,562,061

CHANGE IN UNITS:
Beginning units	461,815	309,084	477,450	583,226	530,165	525,999	461,036	473,770
Units purchased	229,922	334,800	57,725	138,486	194,844	160,375	73,600	69,145
Units redeemed	(691,737)	(182,069)	(535,175)	(244,262)	(725,009)	(156,209)	(534,636)	(81,879)

Ending units	-	461,815	-	477,450	-	530,165	-	461,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2
	2020	2019
Investment activity:
Net investment income (loss)	$(44,426)	13,133
Realized gain (loss) on investments	(225,460)	(56,111)
Change in unrealized gain (loss) on investments	(43,988)	694,088
Reinvested capital gains	78,180	92,774

Net increase (decrease) in contract owners’ equity resulting from operations	(235,694)	743,884

Equity transactions:
Purchase payments received from contract owners (note 4)	1,544,115	1,601,930
Transfers between funds	(6,538,197)	(528,932)
Redemptions (notes 2, 3, and 4)	(172,860)	(376,496)
Adjustments to maintain reserves	(37)	23

Net equity transactions	(5,166,979)	696,525

Net change in contract owners’ equity	(5,402,673)	1,440,409
Contract owners’ equity at beginning of period	5,402,673	3,962,264

Contract owners’ equity at end of period	$-	5,402,673

CHANGE IN UNITS:
Beginning units	349,883	306,743
Units purchased	173,165	235,464
Units redeemed	(523,048)	(192,324)

Ending units	-	349,883

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)*

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)*

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)*

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)*

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)*

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)*

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)*

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)*

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)*

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)*

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

HARTFORD MUTUAL FUNDS (THE)

Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)*

Hartford MidCap HLS Fund - Class IA (HTMCIA)*

INVESCO INVESTMENTS

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)*

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)*

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)*

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)*

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)*

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)*

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)*

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)*

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)*

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)*

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)*

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)*

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)*

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)*

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)*

PRO FUNDS

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

ProFund VP Asia 30 (PROA30)

ProFund VP Access High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Basic Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)*

Vanguard Variable Insurance Fund - International Portfolio (VVI)*

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)*

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)*

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)*

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)*

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)	11/12/2020
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)	11/10/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	7/28/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	7/16/2020
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)	7/2/2020
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)	6/8/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/12/2020
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5/5/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	11/14/2019
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)	8/26/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	7/11/2019
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)	5/23/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/23/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/1/2019
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)		5/15/2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ARLPE3	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	5/1/2020
FHIB	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares	Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares	5/1/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FVUS2	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	Federated Insurance Series - Federated Fund for U.S. Government Securities II	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $4,067,781 and $8,792,229, respectively, and total transfers from the Separate Account to the fixed account were $4,154,795 and $8,762,702, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,852,281,356	$-	$-	$2,852,281,356

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$257,274	$141,776
ALVIVB	152,216	135,434
AAEIP3	1,444,831	1,129,342
ARLPE3	693,779	2,192,622
ACVGI	800	-
ACVIG	2,119,612	3,261,194
ACVIP2	8,301,752	6,674,341
ACVMV2	313,059	29,599
ACVU1	834,907	434,280
ACVV	1,149,149	4,440,259
ACVV2	493,966	316,334
AMVBC4	4,086,237	1,594,536
AMVCB4	4,016,199	5,847,543
AMVGS4	1,635,960	1,831,223
AMVI4	1,404,488	578,803

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

AMVNW4	2,503,292	1,252,714
PIHYB2	7,786	4,094
BRVDA3	1,804,074	1,442,415
BRVED3	2,001,523	2,777,518
BRVHY3	9,099,780	6,967,251
BRVTR3	14,672,729	9,936,200
MLVGA3	4,935,760	4,995,280
DVMCSS	1,236,698	1,128,469
CLVHY2	5,903,727	6,902,577
CSCRS	321,847	331,408
DWVSVS	2,306,832	1,794,032
ETVFR	8,524,493	11,054,551
FQB	176	83
FVUS2	1,696,910	189,927
FAM2	942,691	535,833
FB2	26,408,634	8,822,545
FC2	5,798,683	1,354,402
FEI2	1,663,292	4,436,080
FEMS2	4,101,722	1,810,760
FG2	33,014,986	25,244,513
FGI2	3,828,316	2,938,374
FHI2	1,579,956	1,968,186
FIGBP2	14,064,244	8,900,524
FMMP	200	200
FNRS2	969,543	104,504
FRESS2	2,207,113	2,827,483
FVSIS2	5,171,063	5,416,905
FEOVF	146,977	508
FTVFA2	1,766,833	974,805
FTVGI2	2,932,262	4,459,271
FTVIS2	6,311,744	8,676,116
FTVMD2	1,105,319	1,173,069
GVGMNS	60,159	356,079
GVHQFA	1,618,283	4,346,320
GVMSAS	221,280	84,990
GVFRB	6,028,192	3,664,370
RAF	4,019,092	3,749,601
RBF	6,870,731	6,566,261
RBKF	1,588,427	1,480,795
RBMF	1,945,070	1,780,451
RCPF	2,737,238	2,990,691
RELF	5,004,253	5,950,470
RENF	5,976,222	5,994,607
RESF	15,447,783	14,288,010
RFSF	1,658,629	2,237,282
RHCF	4,032,168	6,094,611
RHYS	12,099,082	12,436,748
RINF	5,999,213	5,903,646
RJNF	11,081,798	11,113,382
RLCE	2,045,827	2,583,633
RLCJ	2,879,143	2,427,916
RLF	1,764,781	1,994,060
RMED	2,783,304	3,137,049
RMEK	16,432,797	13,707,156
RNF	9,324,440	10,849,492
ROF	41,146,419	46,407,461
RPMF	12,288,193	14,268,463
RREF	3,741,697	5,513,589
RRF	1,710,712	2,033,655
RSRF	489,464	1,015,902

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

RTEC	9,950,854	9,839,615
RTEL	836,500	1,028,619
RTF	36,207,517	47,357,776
RTRF	2,385,152	2,457,734
RUF	14,119,152	13,956,056
RUGB	101,451,783	97,488,548
RUTL	4,251,332	5,479,062
RVARS	475,823	953,395
RVCMD	513,625	473,348
RVF	62,420,721	68,528,909
RVIDD	8,977,923	9,102,828
RVIMC	1,213,335	1,223,954
RVISC	10,641,379	10,339,874
RVLCG	19,233,797	24,806,192
RVLCV	7,337,315	12,680,605
RVLDD	21,553,120	19,800,462
RVMCG	3,967,849	4,372,804
RVMCV	2,973,677	3,795,371
RVMFU	444,837	1,271,080
RVSCG	6,972,190	6,697,388
RVSCV	2,104,945	3,115,101
RVSDL	3,099,870	3,305,669
RVWDL	2,404,918	1,755,590
AVIE2	233,511	278,558
IVBRA2	2,718,711	2,598,247
IVEW52	3,970,497	1,868,278
OVGSS	4,116,642	5,122,881
OVIGS	1,013,189	428,884
OVSCS	1,250,816	701,183
WRASP	784,939	2,294,522
WRENG	867,675	590,916
JPIGA2	138,379	273,604
JPIIB2	424,006	167,878
JABS	11,085,060	3,918,805
JAFBS	3,527,965	2,184,937
JAGTS	21,498,443	16,343,090
JAMGS	6,021,566	2,823,610
LZREMS	3,582,013	5,129,659
LPVCA2	672,075	221,746
LPWHY2	1,089,002	1,783,458
SBVI	218,106	483,815
SBVSG2	6,572,259	4,319,165
LOVSDC	5,702,006	5,192,997
LOVTRC	3,695,124	2,175,393
MNCPS2	6,586,075	6,780,226
MV2RIS	624,624	8,403
MV3MVS	2,539,898	1,082,038
MVBRES	692,437	469,253
MVGTAS	119,227	470,336
MVIGSC	1,061,106	110,228
MVIVSC	3,337,888	1,350,609
MVUSC	1,167,440	1,209,097
MGRFV	1,168,587	1,548,028
MSEMB	1,988,477	4,214,490
MSGI2	1,382,981	2,029,415
MSVEG2	23,018,810	11,475,270
MSVGT2	311,133	421,194
VKVGR2	2,664,246	2,599,430
DTRTFB	4,548,595	1,955,187
EIF2	2,273,369	928,615

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

GBF	23,754,924	21,787,341
GBF2	11,784,970	16,759,782
GEM	1,103,974	2,066,205
GEM2	3,356,882	4,176,636
GVAAA2	21,805,235	13,804,105
GVABD2	6,658,947	2,552,494
GVAGG2	6,549,754	3,216,210
GVAGI2	12,553,726	8,418,681
GVAGR2	22,066,087	13,892,247
GVDMA	4,903,918	3,367,775
GVDMC	8,099,069	3,854,909
GVEX1	62,430,850	50,734,275
GVIDA	1,347,529	976,038
GVIDC	4,971,847	5,030,044
GVIDM	16,195,920	14,720,369
HIBF	6,266,710	6,199,109
IDPG2	1,075,073	219,648
IDPGI2	463,711	302,462
MCIF	13,236,116	8,257,874
MSBF	8,260,903	9,152,040
NAMAA2	1,384,142	794,453
NAMGI2	1,717,156	441,292
NCPG2	176,818	297,061
NCPGI2	155,048	140,329
NJMMA2	415,087	13,221
NVAMV2	436,432	1,187,763
NVAMVZ	9,866,616	1,416,328
NVBX	18,985,962	13,064,417
NVCBD2	4,398,582	3,534,364
NVCCA2	1,359,896	5,614,894
NVCCN2	6,301,903	5,018,604
NVCMA2	760,378	1,887,324
NVCMC2	752,532	2,274,266
NVCMD2	7,283,020	4,139,967
NVCRA2	666,603	4,682,960
NVCRB2	2,436,579	3,540,703
NVDBL2	6,848,777	1,974,071
NVDCA2	8,329,174	2,000,468
NVFIII	4,901,123	1,469,159
NVGEII	297,756	82,782
NVIE6	1,007,683	800,403
NVIX	11,280,918	6,896,096
NVLCP2	6,725,576	6,338,272
NVMGA2	927,021	551,168
NVMIG6	5,988,312	4,480,427
NVMIVZ	3,377,927	118,025
NVMLG2	5,820,445	3,482,174
NVMM2	390,336,463	364,032,409
NVMMG1	18,893	2,845
NVMMG2	17,165,372	17,487,474
NVMMV2	2,182,805	3,222,919
NVNMO2	1,307,989	1,533,982
NVNSR2	145,090	179,107
NVOLG2	10,718,111	8,919,865
NVRE2	2,597,340	2,620,721
NVSIX2	10,061,974	7,838,345
NVSTB2	21,005,932	19,522,687
NVTIV3	328,151	704,854
SAM	78	437
SCF	1,280,662	1,917,661

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SCF2	498,519	287,505
SCGF	6,251,190	7,207,146
SCGF2	6,057,646	6,276,363
SCVF	1,192,993	1,699,314
SCVF2	1,806,773	1,468,276
TRF	1,614,887	2,880,101
TRF2	1,282,634	1,123,645
NBARMS	141,860	340,021
NO7TB	112,055	99,026
NOTBBA	7,132,743	5,365,643
NOVPI2	214,327	950,146
PMUBA	775,991	1,042,270
PMVAAD	1,009,022	3,336,631
PMVEBD	2,017,185	1,884,432
PMVFAD	2,287,067	2,125,264
PMVFHV	3,084,323	3,675,621
PMVGBD	1,505,089	1,370,349
PMVHYD	44,477,319	55,680,027
PMVIV	5,696,232	6,110,694
PMVLAD	19,135,171	18,195,858
PMVRSD	574,822	455,343
PMVSTA	13,502,018	9,984,937
PMVTRD	22,775,127	18,452,995
PROA30	12,594,449	12,544,339
PROAHY	45,675,577	52,878,821
PROBIO	5,315,958	5,392,114
PROBL	24,113,495	26,571,750
PROBM	3,826,589	3,812,087
PROBNK	5,711,908	6,328,557
PROBR	19,241,641	19,313,676
PROCG	5,656,941	5,007,109
PROCS	6,062,947	5,778,229
PROE30	1,738,035	2,312,386
PROEM	7,626,818	8,447,349
PROFIN	2,075,631	3,785,115
PROGVP	8,926,576	8,689,145
PROHC	7,968,504	7,481,520
PROIND	4,678,841	5,993,357
PROINT	1,947,874	2,231,332
PROJP	3,012,022	2,994,490
PRON	17,700,009	16,824,829
PRONET	8,074,366	7,781,864
PROOG	9,890,772	10,385,746
PROPHR	3,317,814	3,364,821
PROPM	36,483,239	30,874,598
PRORE	2,845,266	3,384,773
PRORRO	340,337	238,733
PROSCN	13,494,542	14,016,850
PROSEM	3,615,990	3,637,626
PROSIN	2,649,874	2,605,794
PROSN	3,025,315	3,033,982
PROTEC	12,106,909	11,633,291
PROTEL	2,384,090	2,363,927
PROUN	38,085,777	13,964,357
PROUSN	7,321,795	6,782,401
PROUTL	6,887,246	8,525,819
PVEIB	4,247,878	811,766
PVIGIB	23,343	25,086
TRHS2	8,059,103	4,112,037
VEEMS	394,416	59,584

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

VVGGS	6,920,492	6,738,413
VWHA	876,455	634,683
VWHAS	1,869,891	2,408,086
VRVDRA	2,088,616	1,746,752
CLVQF2	1,513,727	5,693,331
NVMLV2	6,684,236	12,531,800
NVLCA2	2,032,943	7,166,152
GVDIV2	521,403	4,276,925
NVLM2	1,190,171	7,211,007

	$2,151,733,607	$2,011,508,555

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2020	0.65%	to	1.80%	49,893	$17.96	to	$16.05	$839,838	2.16%	8.54%	to	7.29%
2019	0.65%	to	1.80%	44,543	16.55	to	14.96	692,419	2.33%	17.43%	to	16.08%
2018	0.65%	to	1.80%	55,028	14.09	to	12.89	734,394	1.72%	-7.02%	to	-8.10%
2017	0.65%	to	1.95%	68,932	15.15	to	13.88	991,289	1.30%	14.87%	to	13.37%
2016	0.65%	to	2.15%	78,745	13.19	to	12.10	996,951	1.67%	3.77%	to	2.20%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	1.00%	to	1.90%	32,817	8.98	to	8.76	293,112	1.53%	1.19%	to	0.27%
2019	0.85%	to	1.65%	31,874	8.90	to	8.78	282,059	0.99%	15.80%	to	14.86%
2018	1.00%	to	1.65%	19,391	7.67	to	7.64	148,566	1.29%	-23.26%	to	-23.59%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2020	0.45%	to	2.10%	341,104	7.13	to	6.33	2,278,842	2.95%	-25.46%	to	-26.70%
2019	0.45%	to	2.10%	283,039	9.56	to	8.63	2,553,861	1.43%	19.87%	to	17.88%
2018	0.45%	to	2.15%	337,413	7.98	to	7.30	2,562,986	1.79%	-19.32%	to	-20.71%
2017	0.45%	to	2.15%	345,432	9.89	to	9.21	3,279,599	1.84%	-1.28%	to	-2.97%
2016	0.45%	to	2.35%	358,668	10.02	to	9.43	3,477,234	2.45%	40.16%	to	37.50%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2020	0.45%	to	2.35%	109,055	17.78	to	15.80	1,836,492	9.95%	8.76%	to	6.68%
2019	0.45%	to	2.45%	225,654	16.35	to	14.73	3,516,030	0.00%	39.21%	to	36.41%
2018	0.45%	to	2.45%	142,430	11.74	to	10.80	1,609,122	4.87%	-12.93%	to	-14.69%
2017	0.45%	to	2.45%	165,617	13.49	to	12.66	2,167,984	2.94%	24.40%	to	21.91%
2016	0.45%	to	2.45%	117,739	10.84	to	10.38	1,248,775	0.81%	7.49%	to	5.33%
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)
2020	0.35%			80	10.68			855	0.00%	6.85%		*	***
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.45%	to	2.50%	743,771	16.05	to	14.27	11,290,167	1.91%	11.31%	to	9.01%
2019	0.45%	to	2.50%	881,696	14.42	to	13.09	12,121,930	2.04%	23.39%	to	20.85%
2018	0.45%	to	2.50%	1,022,898	11.69	to	10.83	11,492,704	1.97%	-7.29%	to	-9.21%
2017	0.45%	to	2.50%	870,056	12.61	to	11.93	10,656,962	2.29%	19.94%	to	17.48%
2016	0.45%	to	2.50%	1,076,663	10.51	to	10.15	11,112,424	2.37%	12.97%	to	10.66%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.45%	to	2.35%	1,095,603	12.76	to	10.60	12,936,024	1.37%	9.06%	to	6.98%
2019	0.45%	to	2.50%	954,812	11.70	to	9.77	10,377,629	2.28%	8.41%	to	6.18%
2018	0.45%	to	2.50%	1,003,523	10.80	to	9.20	10,100,115	2.74%	-3.26%	to	-5.26%
2017	0.45%	to	2.50%	1,186,025	11.16	to	9.72	12,407,961	2.60%	3.21%	to	1.09%
2016	0.45%	to	2.50%	1,071,068	10.81	to	9.61	10,911,902	1.87%	3.92%	to	1.78%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2020	1.00%	to	1.30%	23,374	13.01	to	12.98	303,957	0.89%	30.09%	to	29.83%	****
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020	1.15%	to	1.60%	105,437	26.42	to	25.74	2,772,461	0.00%	48.13%	to	47.46%
2019	1.15%	to	1.60%	94,417	17.83	to	17.46	1,677,590	0.00%	33.03%	to	32.43%
2018	1.15%	to	1.60%	88,470	13.41	to	13.18	1,183,270	0.23%	-0.41%	to	-0.86%
2017	1.15%	to	1.60%	87,915	13.46	to	13.30	1,181,385	0.38%	30.71%	to	30.12%
2016	1.15%	to	1.60%	94,836	10.30	to	10.22	975,870	0.31%	3.25%	to	2.78%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2020	0.45%	to	2.35%	601,194	14.08	to	12.62	8,008,596	2.11%	0.52%	to	-1.40%
2019	0.45%	to	2.35%	939,561	14.01	to	12.80	12,549,070	2.12%	26.46%	to	24.05%
2018	0.45%	to	2.45%	1,033,715	11.08	to	10.28	11,028,127	1.53%	-9.56%	to	-11.39%
2017	0.45%	to	2.50%	1,589,424	12.25	to	11.59	18,927,420	1.59%	8.26%	to	6.04%
2016	0.45%	to	2.50%	2,147,337	11.31	to	10.93	23,859,220	1.79%	19.94%	to	17.48%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	1.00%	to	1.30%	11,665	13.08	to	13.06	152,605	4.58%	30.85%	to	30.58%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2020	0.85%	to	1.65%	1,983,725	15.22	to	14.56	29,754,562	1.64%	7.55%	to	6.68%
2019	0.85%	to	1.65%	1,821,436	14.15	to	13.65	25,472,818	1.97%	20.01%	to	19.04%
2018	0.85%	to	1.65%	1,673,355	11.79	to	11.46	19,555,740	2.21%	-9.70%	to	-10.43%
2017	0.85%	to	1.65%	951,787	13.06	to	12.80	12,347,413	2.26%	15.71%	to	14.78%
2016	0.85%	to	1.65%	559,287	11.28	to	11.15	6,285,503	3.09%	17.49%	to	16.55%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2020	0.45%	to	2.15%	1,449,565	12.51	to	11.25	17,289,157	2.66%	3.65%	to	1.88%
2019	0.45%	to	2.40%	1,657,696	12.07	to	10.90	19,193,960	2.75%	17.09%	to	14.80%
2018	0.45%	to	2.40%	1,408,732	10.30	to	9.49	14,038,961	2.73%	-7.67%	to	-9.49%
2017	0.45%	to	2.40%	1,066,106	11.16	to	10.49	11,572,472	2.61%	12.14%	to	9.95%
2016	0.45%	to	2.50%	774,341	9.95	to	9.52	7,548,638	3.17%	3.32%	to	1.20%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2020	0.45%	to	2.35%	351,661	22.10	to	19.06	7,278,436	0.13%	28.81%	to	26.35%
2019	0.45%	to	2.45%	385,784	17.16	to	14.98	6,256,665	0.01%	30.65%	to	28.03%
2018	0.45%	to	2.45%	438,172	13.13	to	11.70	5,469,555	0.02%	-11.21%	to	-13.00%
2017	0.45%	to	2.45%	353,136	14.79	to	13.45	5,000,982	0.40%	25.06%	to	22.56%
2016	0.45%	to	2.50%	275,505	11.82	to	10.96	3,140,585	0.11%	1.39%	to	-0.69%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2020	0.85%	to	1.65%	831,519	14.08	to	13.47	11,549,767	0.46%	12.69%	to	11.78%
2019	0.85%	to	1.65%	754,038	12.49	to	12.05	9,312,886	1.32%	21.63%	to	20.64%
2018	0.85%	to	1.65%	660,568	10.27	to	9.99	6,720,033	1.79%	-14.15%	to	-14.85%
2017	0.85%	to	1.65%	354,380	11.97	to	11.73	4,207,780	1.76%	30.78%	to	29.73%
2016	0.85%	to	1.65%	127,026	9.15	to	9.04	1,157,757	2.05%	2.34%	to	1.52%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2020	0.85%	to	1.65%	1,093,857	16.44	to	15.73	17,802,279	0.04%	22.25%	to	21.26%
2019	0.85%	to	1.65%	998,477	13.45	to	12.97	13,313,802	0.81%	27.72%	to	26.69%
2018	0.85%	to	1.65%	881,581	10.53	to	10.24	9,216,329	0.86%	-14.98%	to	-15.67%
2017	0.85%	to	1.65%	331,584	12.38	to	12.14	4,078,377	1.08%	27.97%	to	26.94%
2016	0.85%	to	1.65%	128,536	9.68	to	9.56	1,238,822	1.11%	4.15%	to	3.31%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2020	0.95%	to	1.60%	10,057	25.54	to	15.16	160,345	5.16%	0.55%	to	0.35%
2019	0.95%	to	1.60%	10,180	25.40	to	15.11	161,435	4.67%	12.97%	to	12.46%
2018	0.95%	to	1.60%	19,427	22.54	to	13.43	268,061	4.43%	-5.31%	to	-5.51%
2017	0.95%	to	1.65%	24,669	23.80	to	14.16	359,565	4.32%	5.58%	to	5.26%
2016	0.95%	to	1.80%	26,272	22.55	to	13.32	362,441	4.65%	12.19%	to	11.74%
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2020	0.45%	to	1.95%	189,048	14.88	to	13.56	2,648,156	1.61%	13.84%	to	12.12%
2019	0.45%	to	1.95%	167,237	13.07	to	12.09	2,074,392	3.29%	20.68%	to	18.86%
2018	0.45%	to	2.10%	81,180	10.83	to	10.11	851,138	0.76%	-5.61%	to	-7.18%
2017	0.45%	to	2.10%	84,130	11.48	to	10.89	941,443	1.96%	14.21%	to	12.32%
2016	0.45%	to	1.95%	62,139	10.05	to	9.73	612,405	2.06%	5.68%	to	4.10%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.45%	to	2.10%	402,262	15.66	to	14.49	6,080,403	1.92%	3.10%	to	1.40%
2019	0.45%	to	2.35%	485,001	15.19	to	14.15	7,148,385	1.82%	26.89%	to	24.47%
2018	0.45%	to	2.45%	548,146	11.97	to	11.34	6,415,839	1.76%	-7.83%	to	-9.70%
2017	0.45%	to	2.45%	520,013	12.99	to	12.56	6,657,428	1.72%	15.97%	to	13.65%
2016	0.45%	to	2.45%	235,495	11.20	to	11.05	2,621,653	1.38%	12.01%	to	10.52%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.85%	to	1.65%	1,473,731	12.92	to	12.36	18,766,943	4.94%	6.10%	to	5.25%
2019	0.85%	to	1.65%	1,346,768	12.18	to	11.74	16,199,858	5.18%	13.89%	to	12.97%
2018	0.85%	to	1.65%	817,280	10.69	to	10.39	8,639,549	5.14%	-3.72%	to	-4.50%
2017	0.85%	to	1.65%	835,402	11.11	to	10.88	9,214,718	4.82%	6.17%	to	5.32%
2016	1.00%	to	1.65%	608,034	10.44	to	10.33	6,337,471	5.14%	11.69%	to	10.96%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.45%	to	2.15%	1,055,108	11.84	to	10.93	12,066,859	1.83%	8.05%	to	6.21%
2019	0.45%	to	2.35%	693,390	10.96	to	10.21	7,383,581	2.59%	8.66%	to	6.58%
2018	0.45%	to	2.10%	324,033	10.09	to	9.65	3,201,616	2.42%	-1.17%	to	-2.82%
2017	0.45%	to	2.10%	210,802	10.21	to	9.93	2,120,898	2.19%	2.74%	to	1.04%
2016	0.45%	to	1.80%	57,049	9.93	to	9.85	563,358	0.93%	-0.66%	to	-1.55%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.45%	to	2.35%	1,638,335	19.37	to	15.77	28,790,961	1.31%	20.17%	to	17.87%
2019	0.45%	to	2.35%	1,769,137	16.12	to	13.38	26,037,150	1.25%	17.23%	to	14.99%
2018	0.45%	to	2.45%	1,980,641	13.75	to	11.53	25,018,243	0.82%	-8.00%	to	-9.86%
2017	0.45%	to	2.45%	2,218,348	14.94	to	12.79	30,721,011	1.29%	13.20%	to	10.93%
2016	0.45%	to	2.45%	2,311,445	13.20	to	11.53	28,513,844	1.19%	3.34%	to	1.27%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.45%	to	2.50%	644,371	15.01	to	13.06	9,188,261	0.53%	7.36%	to	5.15%
2019	0.45%	to	2.50%	639,086	13.98	to	12.42	8,543,209	0.39%	19.32%	to	16.86%
2018	0.45%	to	2.50%	636,001	11.72	to	10.63	7,175,668	0.37%	-16.07%	to	-17.81%
2017	0.45%	to	2.50%	558,036	13.96	to	12.94	7,555,041	0.71%	14.52%	to	12.17%
2016	0.45%	to	2.50%	476,403	12.19	to	11.53	5,653,750	0.65%	14.68%	to	12.33%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.85%	to	1.95%	267,640	11.87	to	11.39	3,121,291	3.77%	5.40%	to	4.23%
2019	0.85%	to	2.10%	382,641	11.26	to	10.88	4,241,839	4.96%	15.53%	to	14.08%
2018	0.45%	to	1.95%	107,436	9.81	to	9.57	1,038,893	6.82%	-4.43%	to	-5.88%
2017	0.85%	to	1.95%	51,790	10.24	to	10.16	529,033	3.26%	2.38%	to	1.63%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2020	0.45%	to	2.15%	92,341	5.74	to	4.77	482,996	5.67%	-1.92%	to	-3.60%
2019	0.45%	to	2.35%	97,252	5.85	to	4.85	524,102	0.96%	6.21%	to	4.18%
2018	0.45%	to	2.35%	101,186	5.51	to	4.66	516,632	2.56%	-12.06%	to	-13.75%
2017	0.45%	to	2.10%	132,501	6.26	to	5.51	777,238	7.97%	1.06%	to	-0.61%
2016	0.45%	to	2.10%	125,124	6.19	to	5.54	732,990	0.00%	11.52%	to	9.67%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.85%	to	1.65%	478,912	13.33	to	12.76	6,286,352	0.98%	-3.01%	to	-3.79%
2019	0.85%	to	1.65%	449,594	13.75	to	13.26	6,101,330	0.74%	26.63%	to	25.61%
2018	0.85%	to	1.65%	352,074	10.86	to	10.55	3,781,463	0.54%	-17.65%	to	-18.32%
2017	0.85%	to	1.65%	209,290	13.18	to	12.92	2,737,070	0.61%	10.81%	to	9.92%
2016	0.85%	to	1.65%	92,656	11.90	to	11.76	1,096,723	0.45%	29.97%	to	28.93%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.45%	to	2.50%	1,496,180	11.59	to	10.30	16,513,680	3.32%	1.54%	to	-0.55%
2019	0.45%	to	2.50%	1,778,727	11.41	to	10.35	19,503,429	4.32%	6.60%	to	4.40%
2018	0.45%	to	2.50%	1,706,626	10.71	to	9.92	17,681,045	3.81%	-0.54%	to	-2.60%
2017	0.45%	to	2.50%	1,064,001	10.76	to	10.18	11,165,012	3.27%	2.98%	to	0.86%
2016	0.45%	to	2.50%	816,617	10.45	to	10.10	8,406,005	3.39%	8.46%	to	6.23%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	1.30%			298	20.40			6,080	2.70%	6.71%
2019	1.30%			299	19.12			5,717	2.90%	8.02%
2018	1.30%			299	17.70			5,293	3.04%	-1.89%
2017	1.30%			300	18.04			5,413	3.23%	2.69%
2016	1.30%			300	17.57			5,271	3.54%	2.48%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2020	1.00%	to	1.65%	151,476	10.75	to	10.63	1,624,390	1.78%	4.16%	to	3.48%
2019	1.00%	to	1.65%	10,437	10.32	to	10.28	107,706	0.00%	3.22%	to	2.77%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2020	0.45%	to	1.65%	57,816	17.90	to	15.92	943,182	1.92%	14.02%	to	12.65%
2019	0.45%	to	1.95%	31,237	15.70	to	13.76	457,292	1.58%	17.48%	to	15.71%
2018	0.45%	to	1.95%	35,392	13.36	to	11.89	442,453	1.22%	-6.04%	to	-7.47%
2017	0.45%	to	2.00%	38,626	14.22	to	12.81	517,922	1.58%	13.23%	to	11.47%
2016	0.45%	to	2.00%	46,733	12.56	to	11.49	555,189	0.74%	2.38%	to	0.79%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.45%	to	2.50%	3,704,255	17.33	to	15.73	60,588,079	1.44%	21.58%	to	19.08%
2019	0.45%	to	2.50%	2,527,000	14.26	to	13.21	34,311,080	1.73%	23.56%	to	21.01%
2018	0.45%	to	2.35%	1,701,806	11.54	to	10.96	18,857,303	1.51%	-4.87%	to	-6.70%
2017	0.45%	to	2.20%	895,955	12.13	to	11.78	10,533,134	1.61%	15.59%	to	13.57%
2016	1.00%	to	2.20%	405,804	10.26	to	10.37	4,158,481	2.50%	5.91%	to	3.72%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.85%	to	1.65%	886,805	14.26	to	18.59	15,643,328	0.06%	29.13%	to	28.09%
2019	0.85%	to	1.65%	567,853	11.04	to	14.51	8,039,618	0.23%	10.44%	to	29.11%
2018	0.95%	to	1.60%	474,009	12.80	to	11.26	5,392,495	0.43%	-7.91%	to	-8.14%
2017	0.95%	to	1.60%	525,400	13.90	to	12.26	6,488,907	0.76%	19.98%	to	19.65%
2016	0.95%	to	1.60%	595,707	11.59	to	10.25	6,132,562	0.58%	6.22%	to	6.01%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.45%	to	2.50%	502,245	14.97	to	13.30	7,092,335	1.52%	5.96%	to	3.78%
2019	0.45%	to	2.50%	750,010	14.13	to	12.82	10,084,141	1.74%	26.53%	to	23.93%
2018	0.45%	to	2.50%	877,571	11.17	to	10.34	9,437,794	2.06%	-8.95%	to	-10.84%
2017	0.45%	to	2.50%	943,635	12.26	to	11.60	11,262,432	1.30%	12.14%	to	9.84%
2016	0.45%	to	2.50%	1,313,407	10.94	to	10.56	14,113,445	2.21%	17.18%	to	14.78%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.45%	to	1.95%	434,546	13.90	to	13.34	5,917,466	0.72%	30.29%	to	28.33%
2019	0.85%	to	1.95%	281,768	10.59	to	10.40	2,966,590	2.55%	28.10%	to	26.67%
2018	1.00%	to	1.90%	36,396	8.26	to	8.21	299,780	1.01%	-17.38%	to	-17.89%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.45%	to	2.50%	3,639,474	26.21	to	23.30	91,117,920	0.04%	42.90%	to	39.96%
2019	0.45%	to	2.50%	3,647,438	18.34	to	16.65	64,340,514	0.05%	33.37%	to	30.63%
2018	0.45%	to	2.50%	3,389,539	13.75	to	12.74	45,139,764	0.05%	-0.88%	to	-2.94%
2017	0.45%	to	2.50%	4,287,653	13.88	to	13.13	57,890,751	0.08%	34.21%	to	31.46%
2016	0.45%	to	2.50%	3,666,543	10.34	to	9.99	37,249,353	0.00%	0.10%	to	-1.96%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.45%	to	2.35%	777,749	16.43	to	15.02	12,309,181	2.00%	7.11%	to	5.07%
2019	0.45%	to	2.35%	749,733	15.34	to	14.30	11,160,857	3.54%	29.10%	to	26.63%
2018	0.45%	to	2.35%	581,341	11.89	to	11.29	6,759,689	0.18%	-9.60%	to	-11.34%
2017	0.45%	to	2.15%	545,942	13.15	to	12.78	7,075,353	1.26%	16.09%	to	14.11%
2016	0.45%	to	2.15%	300,528	11.33	to	11.20	3,382,186	3.99%	13.26%	to	11.98%	****
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2020	0.45%	to	2.50%	181,153	12.39	to	11.01	2,123,146	5.51%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	221,771	12.15	to	11.03	2,571,158	4.74%	14.25%	to	11.90%
2018	0.45%	to	2.50%	238,786	10.64	to	9.86	2,447,927	3.73%	-4.06%	to	-6.05%
2017	0.45%	to	2.50%	502,854	11.09	to	10.49	5,454,513	3.64%	6.43%	to	4.25%
2016	0.45%	to	2.50%	877,393	10.42	to	10.06	9,055,287	7.79%	13.66%	to	11.32%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2020	0.45%	to	2.15%	1,701,489	12.14	to	11.20	19,910,489	2.39%	8.67%	to	6.82%
2019	0.45%	to	2.15%	1,297,248	11.17	to	10.49	14,013,486	3.09%	8.91%	to	7.05%
2018	0.45%	to	1.90%	637,609	10.26	to	9.86	6,410,189	2.62%	-1.24%	to	-2.68%
2017	0.45%	to	1.90%	452,149	10.39	to	10.14	4,637,941	2.69%	3.53%	to	2.02%
2016	0.45%	to	1.90%	215,943	10.03	to	9.94	2,154,165	0.60%	0.32%	to	-0.65%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.85%	to	1.55%	76,157	11.61	to	11.56	882,491	6.59%	16.13%	to	15.58%	****
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.85%	to	1.85%	420,176	11.73	to	10.30	4,832,805	1.79%	-7.58%	to	-8.52%
2019	0.45%	to	1.95%	518,374	11.69	to	11.23	6,452,152	1.53%	22.40%	to	20.55%
2018	0.45%	to	1.85%	356,056	9.55	to	9.33	3,658,709	2.96%	-6.88%	to	-8.20%
2017	0.85%	to	1.85%	272,613	11.23	to	10.16	3,034,761	1.75%	2.89%	to	1.62%
2016	0.85%	to	1.65%	148,880	10.91	to	10.78	1,617,819	2.02%	4.57%	to	3.73%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2020	0.45%	to	2.20%	1,069,813	12.64	to	11.34	12,857,448	3.08%	6.68%	to	4.80%
2019	0.45%	to	2.20%	1,139,452	11.85	to	10.82	12,915,213	3.34%	10.16%	to	8.22%
2018	0.45%	to	2.45%	1,046,245	10.76	to	9.89	10,832,924	3.36%	-3.26%	to	-5.22%
2017	0.45%	to	2.35%	1,071,626	11.12	to	10.47	11,559,537	3.76%	7.06%	to	5.03%
2016	0.45%	to	2.20%	887,744	10.39	to	10.00	9,039,903	6.25%	7.53%	to	5.65%
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2020	1.00%	to	1.35%	12,510	12.11	to	12.08	151,457	3.84%	21.10%	to	20.81%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.45%	to	1.95%	232,241	20.83	to	17.71	4,464,244	1.49%	11.24%	to	9.56%
2019	0.45%	to	2.20%	252,905	18.72	to	15.77	4,394,707	3.58%	19.32%	to	17.22%
2018	0.45%	to	2.20%	248,319	15.69	to	13.46	3,642,236	3.01%	-10.06%	to	-11.65%
2017	0.45%	to	2.20%	264,369	17.45	to	15.23	4,339,503	2.75%	11.48%	to	9.52%
2016	0.45%	to	2.20%	252,098	15.65	to	13.91	3,737,817	3.80%	12.67%	to	10.70%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.45%	to	2.15%	1,534,584	9.56	to	8.67	14,069,590	8.77%	-5.71%	to	-7.32%
2019	0.45%	to	2.15%	1,828,736	10.14	to	9.36	17,904,545	7.18%	1.55%	to	-0.18%
2018	0.45%	to	2.35%	1,881,017	9.98	to	9.30	18,262,242	0.00%	1.48%	to	-0.47%
2017	0.45%	to	2.20%	1,476,886	9.84	to	9.38	14,231,210	0.00%	1.47%	to	-0.31%
2016	0.45%	to	2.15%	901,438	9.70	to	9.42	8,621,570	0.00%	2.48%	to	0.73%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.45%	to	2.45%	1,398,466	13.98	to	11.97	18,249,937	6.14%	0.24%	to	-1.77%
2019	0.45%	to	2.50%	1,700,024	13.95	to	12.14	22,268,982	5.58%	15.54%	to	13.16%
2018	0.45%	to	2.50%	1,519,867	12.07	to	10.73	17,331,385	4.81%	-4.74%	to	-6.71%
2017	0.45%	to	2.50%	1,547,679	12.67	to	11.50	18,677,157	4.36%	9.18%	to	6.94%
2016	0.45%	to	2.50%	1,307,754	11.61	to	10.76	14,570,222	4.84%	13.51%	to	11.18%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.45%	to	2.35%	505,678	14.58	to	12.57	6,876,196	2.37%	-4.89%	to	-6.71%
2019	0.45%	to	2.40%	530,208	15.32	to	13.43	7,649,743	1.64%	23.81%	to	21.38%
2018	0.45%	to	2.40%	578,609	12.38	to	11.06	6,796,957	2.33%	-11.62%	to	-13.36%
2017	0.45%	to	2.40%	634,363	14.01	to	12.77	8,479,159	1.81%	8.11%	to	6.00%
2016	0.45%	to	2.15%	496,721	12.95	to	12.16	6,200,340	1.68%	11.67%	to	9.77%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.45%	to	2.45%	57,590	12.83	to	11.10	683,663	0.26%	3.64%	to	1.56%
2019	1.00%	to	2.45%	84,216	11.96	to	10.93	973,517	1.66%	10.82%	to	9.19%
2018	1.00%	to	2.45%	71,712	10.80	to	10.01	751,171	0.70%	-5.30%	to	-6.69%
2017	1.00%	to	2.45%	74,446	11.40	to	10.73	831,271	0.31%	11.98%	to	10.35%
2016	1.00%	to	2.45%	69,705	10.18	to	9.72	698,198	0.33%	3.30%	to	1.79%
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
2020	0.85%	to	2.15%	362,589	9.99	to	9.21	3,560,567	0.61%	-0.47%	to	-1.78%
2019	0.45%	to	2.35%	640,540	10.24	to	9.28	6,322,332	1.94%	1.40%	to	-0.54%
2018	0.45%	to	2.35%	695,845	10.10	to	9.33	6,815,407	1.82%	0.91%	to	-1.03%
2017	0.85%	to	2.50%	466,312	9.89	to	9.38	4,546,390	1.24%	0.40%	to	-1.27%
2016	0.45%	to	2.50%	162,528	9.93	to	9.50	1,576,716	0.89%	0.51%	to	-1.56%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	0.65%	to	1.65%	102,687	10.83	to	10.54	1,095,046	1.99%	6.03%	to	4.96%
2019	0.65%	to	1.45%	90,146	10.21	to	10.08	912,460	6.30%	8.11%	to	7.24%
2018	1.00%	to	1.35%	8,652	9.42	to	9.40	81,529	5.70%	-5.75%	to	-5.97%	****
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2020	0.65%	to	2.35%	965,068	12.06	to	10.56	10,891,147	6.23%	-0.64%	to	-2.34%
2019	0.45%	to	2.35%	789,575	12.30	to	10.82	9,007,737	4.96%	7.12%	to	5.08%
2018	0.45%	to	2.35%	1,099,175	11.48	to	10.29	11,840,407	2.78%	-1.25%	to	-3.15%
2017	0.45%	to	2.50%	1,057,242	11.63	to	10.55	11,665,235	2.98%	3.00%	to	0.88%
2016	0.45%	to	2.45%	1,886,568	11.29	to	10.48	20,484,574	5.43%	8.08%	to	5.91%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2020	0.45%	to	1.90%	858,336	0.67	to	0.24	224,575	1.13%	-38.28%	to	-39.18%
2019	1.15%	to	2.15%	458,222	0.45	to	0.51	189,780	0.60%	-28.84%	to	-29.56%
2018	0.45%	to	2.15%	2,906,311	1.52	to	0.72	2,327,297	0.00%	-3.21%	to	-4.87%
2017	0.45%	to	2.15%	247,552	1.58	to	0.76	169,243	0.00%	-25.00%	to	-26.28%
2016	1.15%	to	2.15%	535,422	0.89	to	1.03	449,375	0.00%	-10.52%	to	-11.42%
Rydex Variable Trust - Biotechnology Fund (RBF)
2020	0.45%	to	2.45%	190,890	55.42	to	36.44	8,008,261	0.00%	20.77%	to	18.34%
2019	0.45%	to	2.45%	192,159	45.89	to	30.79	6,825,695	0.00%	24.11%	to	21.62%
2018	0.45%	to	2.45%	252,782	36.97	to	25.32	7,262,363	0.00%	-9.85%	to	-11.68%
2017	0.45%	to	2.50%	310,675	41.01	to	28.49	9,987,924	0.00%	28.86%	to	26.21%
2016	0.45%	to	2.50%	309,616	31.83	to	22.58	7,859,297	0.00%	-20.02%	to	-21.67%
Rydex Variable Trust - Banking Fund (RBKF)
2020	0.45%	to	2.45%	194,077	8.44	to	5.90	1,908,403	0.91%	-8.88%	to	-10.71%
2019	0.45%	to	2.45%	196,804	9.26	to	6.60	2,107,303	0.93%	27.81%	to	25.25%
2018	1.15%	to	2.45%	210,412	9.13	to	5.27	1,799,681	0.51%	-20.13%	to	-21.18%
2017	0.45%	to	2.45%	315,722	9.01	to	6.69	3,349,648	0.24%	11.98%	to	9.74%
2016	0.45%	to	2.45%	557,503	8.04	to	6.09	5,365,058	1.11%	26.68%	to	24.14%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2020	0.45%	to	2.15%	96,430	16.36	to	29.19	3,010,954	1.04%	19.21%	to	17.18%
2019	0.45%	to	2.45%	92,813	13.73	to	14.05	2,453,751	0.00%	20.89%	to	18.46%
2018	0.45%	to	2.45%	122,448	11.35	to	11.86	2,661,886	0.48%	-17.82%	to	-19.48%
2017	0.45%	to	2.45%	219,709	13.82	to	14.73	5,671,248	0.54%	20.89%	to	18.47%
2016	0.45%	to	2.45%	262,544	11.43	to	12.43	5,817,974	0.00%	30.27%	to	27.66%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2020	0.45%	to	2.35%	172,021	28.20	to	31.86	6,289,917	0.88%	7.09%	to	5.05%
2019	0.45%	to	2.35%	188,110	26.33	to	30.33	6,430,194	0.97%	21.78%	to	19.46%
2018	0.45%	to	2.35%	167,554	21.62	to	25.39	4,922,122	0.68%	-12.52%	to	-14.20%
2017	0.45%	to	2.35%	207,014	24.71	to	29.59	7,028,978	1.00%	11.03%	to	8.92%
2016	0.45%	to	2.45%	293,161	22.26	to	21.04	8,984,959	0.66%	4.94%	to	2.84%
Rydex Variable Trust - Electronics Fund (RELF)
2020	0.45%	to	2.10%	168,183	40.81	to	38.58	6,186,422	0.00%	55.26%	to	52.69%
2019	0.45%	to	2.10%	219,555	26.28	to	25.26	5,207,241	0.00%	58.57%	to	55.94%
2018	0.70%	to	2.10%	202,302	15.93	to	16.20	3,067,168	0.00%	-13.67%	to	-14.55%
2017	0.45%	to	2.35%	359,692	19.07	to	18.26	6,303,065	0.00%	30.47%	to	27.99%
2016	0.45%	to	2.45%	352,421	14.62	to	11.44	4,829,681	0.00%	23.78%	to	21.30%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Energy Fund (RENF)
2020	0.45%	to	2.15%	302,618	4.15	to	8.41	2,632,060	1.36%	-34.47%	to	-35.59%
2019	0.45%	to	2.20%	299,660	6.34	to	12.95	3,965,048	0.21%	6.33%	to	4.46%
2018	0.45%	to	2.20%	439,176	5.96	to	12.40	5,537,779	0.56%	-25.82%	to	-27.14%
2017	0.45%	to	2.35%	633,358	8.04	to	16.64	10,865,224	0.59%	-6.69%	to	-8.46%
2016	0.45%	to	2.45%	952,588	8.61	to	8.67	17,650,131	0.82%	30.78%	to	28.16%
Rydex Variable Trust - Energy Services Fund (RESF)
2020	0.65%	to	2.15%	419,869	1.59	to	3.28	1,816,862	0.61%	-37.74%	to	-38.69%
2019	0.45%	to	2.50%	223,170	2.63	to	2.60	1,558,498	0.00%	-0.52%	to	-2.56%
2018	0.45%	to	2.50%	266,163	2.64	to	2.67	1,891,210	3.13%	-45.90%	to	-47.02%
2017	0.45%	to	2.50%	428,056	4.88	to	5.03	5,664,558	0.00%	-19.01%	to	-20.67%
2016	0.45%	to	2.50%	587,594	6.02	to	6.35	9,471,392	1.00%	22.60%	to	20.08%
Rydex Variable Trust - Financial Services Fund (RFSF)
2020	0.45%	to	2.20%	334,673	12.94	to	14.30	5,101,293	0.90%	-0.56%	to	-2.31%
2019	0.45%	to	2.50%	387,410	13.01	to	9.88	5,941,259	0.85%	27.50%	to	24.87%
2018	0.45%	to	2.50%	368,885	10.21	to	7.91	4,489,423	0.81%	-12.68%	to	-14.48%
2017	0.45%	to	2.50%	502,360	11.69	to	9.25	7,099,794	0.44%	15.05%	to	12.69%
2016	0.45%	to	2.50%	735,445	10.16	to	8.21	9,094,946	1.42%	15.31%	to	12.94%
Rydex Variable Trust - Health Care Fund (RHCF)
2020	0.45%	to	2.45%	284,724	35.55	to	27.68	10,497,842	0.00%	18.15%	to	15.77%
2019	0.45%	to	2.45%	355,151	30.09	to	23.91	11,194,701	0.00%	22.02%	to	19.56%
2018	0.45%	to	2.45%	450,556	24.66	to	20.00	11,767,789	0.00%	0.79%	to	-1.25%
2017	0.45%	to	2.45%	479,809	24.47	to	20.25	12,553,597	0.00%	22.31%	to	19.86%
2016	0.45%	to	2.45%	510,299	20.00	to	16.89	10,998,993	0.00%	-10.10%	to	-11.90%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2020	0.45%	to	1.90%	184,434	12.93	to	11.82	2,315,715	2.72%	-0.92%	to	-2.36%
2019	0.45%	to	1.90%	218,106	13.05	to	12.10	2,709,335	2.45%	13.32%	to	11.67%
2018	1.15%	to	1.90%	105,131	11.18	to	10.84	1,154,440	5.18%	-2.01%	to	-2.76%
2017	1.15%	to	1.95%	148,622	11.41	to	11.13	1,667,959	3.96%	5.64%	to	4.79%
2016	0.45%	to	2.45%	180,571	10.97	to	10.50	1,929,928	9.76%	11.12%	to	8.89%
Rydex Variable Trust - Internet Fund (RINF)
2020	0.45%	to	2.20%	90,216	51.32	to	66.77	6,526,982	0.00%	59.49%	to	56.69%
2019	0.45%	to	2.20%	84,064	32.18	to	42.61	3,864,933	0.00%	24.90%	to	22.70%
2018	0.45%	to	2.20%	113,408	25.76	to	34.73	4,193,100	0.00%	-3.64%	to	-5.34%
2017	0.45%	to	2.20%	136,439	26.74	to	36.69	5,204,336	0.00%	33.36%	to	31.02%
2016	0.45%	to	2.35%	169,573	20.05	to	27.42	4,936,192	0.00%	3.97%	to	1.99%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2020	0.45%	to	1.95%	245,369	2.20	to	1.56	424,496	0.40%	-21.44%	to	-22.63%
2019	0.45%	to	1.95%	217,287	2.80	to	2.02	489,283	0.00%	-13.68%	to	-14.98%
2018	1.15%	to	2.10%	340,931	2.69	to	2.46	890,457	0.00%	2.59%	to	1.60%
2017	0.45%	to	2.15%	464,625	3.14	to	2.41	1,216,573	0.00%	-9.30%	to	-10.84%
2016	0.45%	to	2.45%	452,215	3.47	to	3.06	1,267,887	0.00%	-3.38%	to	-5.31%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2020	1.15%	to	1.60%	55,216	11.83	to	10.84	633,490	1.79%	-0.92%	to	-1.37%
2019	1.15%	to	1.60%	112,626	11.94	to	10.99	1,290,298	0.96%	26.95%	to	26.37%
2018	0.45%	to	2.15%	140,914	5.53	to	9.46	1,256,475	0.37%	-19.34%	to	-20.73%
2017	0.45%	to	2.15%	231,471	6.86	to	11.93	2,494,103	0.96%	28.02%	to	25.85%
2016	1.15%	to	2.15%	92,509	9.24	to	9.48	829,321	1.72%	-6.66%	to	-7.60%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2020	0.45%	to	2.10%	50,796	25.53	to	36.94	1,451,433	0.92%	39.83%	to	37.52%
2019	0.45%	to	1.95%	39,496	18.26	to	18.25	798,008	1.27%	38.40%	to	36.32%
2018	0.45%	to	2.15%	68,954	13.19	to	19.58	1,023,454	0.00%	-23.30%	to	-24.62%
2017	0.45%	to	2.15%	68,202	17.20	to	25.98	1,308,835	0.00%	49.62%	to	47.08%
2016	0.45%	to	2.15%	59,041	11.49	to	17.66	781,163	0.00%	8.37%	to	6.53%
Rydex Variable Trust - Leisure Fund (RLF)
2020	0.45%	to	2.30%	66,759	29.06	to	36.98	3,012,011	0.00%	20.47%	to	18.23%
2019	0.45%	to	2.30%	74,228	24.12	to	31.28	2,800,412	0.25%	28.70%	to	26.31%
2018	0.45%	to	2.30%	87,236	18.74	to	24.76	2,580,480	0.29%	-13.83%	to	-15.44%
2017	0.45%	to	2.30%	103,637	21.75	to	29.28	3,588,408	0.22%	19.57%	to	17.36%
2016	0.45%	to	2.30%	146,875	18.19	to	24.95	4,185,284	0.49%	9.07%	to	7.05%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2020	0.45%	to	2.15%	40,089	30.25	to	51.31	2,329,092	1.11%	10.19%	to	8.31%
2019	0.45%	to	2.20%	48,427	27.46	to	46.97	2,540,728	1.08%	35.50%	to	33.11%
2018	0.45%	to	2.45%	63,196	20.26	to	17.12	2,418,652	0.26%	-19.76%	to	-21.38%
2017	0.45%	to	2.50%	73,684	25.25	to	21.65	3,574,864	0.00%	21.90%	to	19.39%
2016	0.45%	to	2.45%	343,638	20.72	to	18.23	14,284,951	0.00%	29.06%	to	26.48%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2020	0.45%	to	2.15%	128,767	26.59	to	44.18	5,512,276	0.00%	19.50%	to	17.46%
2019	0.45%	to	2.20%	58,444	22.25	to	37.30	2,145,374	0.00%	34.76%	to	32.39%
2018	0.45%	to	2.20%	90,508	16.51	to	28.17	2,512,478	0.00%	-19.93%	to	-21.35%
2017	0.45%	to	2.20%	115,272	20.62	to	35.82	4,063,560	0.00%	19.48%	to	17.38%
2016	0.45%	to	2.35%	138,655	17.26	to	29.88	4,092,656	0.00%	29.83%	to	27.36%
Rydex Variable Trust - Nova Fund (RNF)
2020	0.65%	to	2.10%	246,736	33.54	to	46.95	10,339,661	0.83%	19.25%	to	17.51%
2019	0.45%	to	2.10%	341,426	28.83	to	39.96	12,029,080	0.90%	44.39%	to	42.00%
2018	0.45%	to	2.10%	407,699	19.97	to	28.14	9,921,657	0.15%	-10.73%	to	-12.22%
2017	0.45%	to	2.15%	489,051	22.37	to	31.82	13,606,944	0.04%	31.19%	to	28.96%
2016	0.45%	to	2.45%	796,712	17.05	to	15.97	16,663,086	0.00%	15.20%	to	12.90%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2020	0.45%	to	2.35%	304,095	57.95	to	65.30	21,830,905	0.26%	44.31%	to	41.56%
2019	0.45%	to	2.45%	382,742	40.16	to	34.74	19,198,467	0.13%	36.25%	to	33.51%
2018	0.45%	to	2.45%	457,417	29.47	to	26.02	16,887,743	0.00%	-2.25%	to	-4.23%
2017	0.45%	to	2.45%	530,654	30.15	to	27.17	20,170,097	0.00%	30.53%	to	27.92%
2016	0.45%	to	2.35%	540,704	23.10	to	28.11	16,007,952	0.00%	5.51%	to	3.50%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2020	0.45%	to	2.30%	435,154	9.47	to	13.31	8,191,391	4.83%	33.69%	to	31.22%
2019	0.45%	to	2.30%	661,519	7.08	to	10.14	9,382,256	0.00%	51.51%	to	48.70%
2018	0.45%	to	2.30%	737,847	4.68	to	6.82	6,838,000	4.50%	-16.98%	to	-18.54%
2017	0.45%	to	2.30%	855,739	5.63	to	8.37	9,924,963	4.50%	6.60%	to	4.63%
2016	0.45%	to	2.50%	940,721	5.28	to	4.75	10,152,106	0.00%	64.77%	to	61.40%
Rydex Variable Trust - Real Estate Fund (RREF)
2020	0.45%	to	2.30%	109,942	15.35	to	20.26	2,860,210	2.93%	-6.24%	to	-7.99%
2019	0.45%	to	2.30%	196,392	16.37	to	22.01	5,270,456	1.76%	23.87%	to	21.57%
2018	0.45%	to	2.30%	199,001	13.21	to	18.11	4,428,058	1.21%	-7.75%	to	-9.47%
2017	0.45%	to	2.30%	197,693	14.32	to	20.00	4,865,511	2.60%	6.18%	to	4.21%
2016	0.45%	to	2.35%	223,411	13.49	to	19.06	5,250,115	1.02%	9.66%	to	7.57%
Rydex Variable Trust - Retailing Fund (RRF)
2020	0.45%	to	1.95%	53,681	35.62	to	40.67	2,424,484	0.00%	43.02%	to	40.87%
2019	0.70%	to	2.10%	59,028	33.64	to	29.09	1,891,873	0.00%	23.07%	to	21.86%
2018	0.45%	to	2.35%	118,827	20.10	to	22.93	3,072,827	0.01%	-3.67%	to	-5.52%
2017	0.70%	to	2.10%	91,769	28.56	to	25.20	2,511,408	0.00%	11.54%	to	10.46%
2016	0.70%	to	2.15%	87,325	25.60	to	22.65	2,148,144	0.00%	-0.87%	to	-1.85%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2020	0.65%	to	2.10%	348,799	11.33	to	15.95	5,064,507	0.84%	4.25%	to	2.73%
2019	0.65%	to	2.10%	392,341	10.87	to	15.52	5,432,340	0.62%	4.85%	to	3.32%
2018	0.45%	to	2.45%	438,274	10.60	to	9.53	5,945,033	0.00%	-13.33%	to	-15.08%
2017	0.45%	to	2.15%	495,742	12.23	to	17.50	7,837,567	0.34%	14.34%	to	12.39%
2016	0.45%	to	2.50%	562,396	10.70	to	9.96	7,891,364	0.00%	0.20%	to	-1.85%
Rydex Variable Trust - Technology Fund (RTEC)
2020	0.45%	to	2.15%	259,151	41.74	to	49.95	13,748,517	0.00%	48.58%	to	46.04%
2019	0.45%	to	2.15%	274,636	28.09	to	34.20	9,859,398	0.00%	39.12%	to	36.74%
2018	0.45%	to	2.45%	333,860	20.19	to	17.22	8,654,905	0.00%	-1.94%	to	-3.92%
2017	0.45%	to	2.45%	419,506	20.59	to	17.93	11,207,725	0.00%	32.03%	to	29.39%
2016	0.45%	to	2.45%	440,399	15.60	to	13.85	8,985,933	0.00%	10.57%	to	8.36%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2020	0.65%	to	2.15%	46,954	10.36	to	14.80	530,215	0.83%	8.78%	to	7.14%
2019	0.65%	to	2.15%	60,016	9.53	to	13.81	628,389	0.00%	12.48%	to	10.78%
2018	0.45%	to	2.45%	126,955	8.67	to	8.31	1,177,415	0.69%	-5.72%	to	-7.63%
2017	0.65%	to	2.45%	58,362	9.00			582,335	1.08%	3.27%
2016	0.65%	to	2.45%	102,863	8.56	to	8.72	993,798	0.32%	16.64%	to	14.54%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2020	0.45%	to	2.15%	181,780	38.77	to	59.91	8,520,507	0.48%	17.57%	to	15.56%
2019	0.45%	to	2.20%	651,354	32.98	to	51.40	27,169,397	0.00%	61.78%	to	58.94%
2018	0.45%	to	2.20%	715,384	20.38	to	32.34	18,466,709	0.07%	-15.79%	to	-17.28%
2017	0.45%	to	2.50%	753,349	24.21	to	22.70	23,345,040	0.00%	42.85%	to	39.92%
2016	0.45%	to	2.50%	709,399	16.95	to	16.23	15,450,323	0.00%	19.86%	to	17.40%
Rydex Variable Trust - Transportation Fund (RTRF)
2020	0.90%	to	2.30%	77,993	45.56	to	36.17	3,516,608	0.18%	38.76%	to	37.39%
2019	0.70%	to	2.30%	81,726	33.92	to	26.33	2,648,445	0.00%	20.80%	to	19.43%
2018	0.70%	to	2.30%	116,508	28.20	to	22.04	3,124,597	0.00%	-20.95%	to	-21.90%
2017	0.45%	to	2.30%	183,274	20.99	to	28.22	6,057,552	0.27%	21.47%	to	19.22%
2016	0.45%	to	2.35%	224,030	17.28	to	23.51	6,040,756	0.00%	14.91%	to	12.72%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2020	1.15%	to	1.90%	485,397	0.93	to	0.81	434,739	0.40%	-25.89%	to	-26.45%
2019	1.15%	to	2.15%	520,836	1.26	to	1.07	633,663	0.92%	-23.80%	to	-24.57%
2018	0.45%	to	2.15%	997,668	2.76	to	1.42	1,617,716	0.00%	3.50%	to	1.72%
2017	0.45%	to	2.15%	672,999	2.66	to	1.40	1,057,934	0.00%	-17.72%	to	-19.12%
2016	0.45%	to	2.15%	777,519	3.24	to	1.73	1,473,865	0.00%	-12.40%	to	-13.89%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2020	0.45%	to	2.15%	221,966	25.36	to	20.09	5,806,158	0.13%	21.40%	to	19.33%
2019	0.45%	to	2.15%	176,876	20.89	to	16.84	3,830,757	1.12%	16.24%	to	14.25%
2018	0.45%	to	2.15%	312,611	17.97	to	14.74	5,782,473	1.54%	-5.75%	to	-7.37%
2017	0.45%	to	2.15%	255,028	19.07	to	15.91	5,115,436	1.24%	9.14%	to	7.28%
2016	0.45%	to	2.15%	349,360	17.47	to	14.83	6,448,764	0.88%	-0.79%	to	-2.48%
Rydex Variable Trust - Utilities Fund (RUTL)
2020	0.45%	to	2.35%	134,745	19.98	to	25.54	2,821,210	1.70%	-5.56%	to	-7.36%
2019	0.45%	to	2.35%	206,191	21.16	to	27.57	4,611,219	0.20%	18.48%	to	16.22%
2018	0.45%	to	2.35%	235,136	17.86	to	23.72	4,498,811	1.92%	3.31%	to	1.33%
2017	0.45%	to	2.50%	199,593	17.29	to	16.51	3,740,981	1.58%	10.52%	to	8.25%
2016	0.45%	to	2.50%	280,829	15.64	to	15.25	4,823,502	0.94%	15.81%	to	13.44%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.45%	to	2.15%	351,877	10.03	to	8.49	3,344,213	1.29%	6.91%	to	5.08%
2019	0.45%	to	2.35%	402,853	9.39	to	7.85	3,613,113	2.65%	4.54%	to	2.55%
2018	0.45%	to	2.35%	569,165	8.98	to	7.65	4,914,169	0.00%	-5.50%	to	-7.32%
2017	0.45%	to	2.30%	638,005	9.50	to	8.31	5,892,726	0.00%	3.21%	to	1.30%
2016	0.45%	to	2.50%	801,612	9.21	to	7.85	7,227,702	0.10%	-0.93%	to	-2.96%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2020	0.65%	to	2.35%	485,852	2.28	to	1.38	786,420	0.81%	-23.22%	to	-24.54%
2019	0.45%	to	2.50%	430,314	3.05	to	2.19	922,207	1.47%	14.73%	to	12.37%
2018	0.45%	to	2.50%	511,807	2.66	to	1.95	947,103	3.23%	-15.51%	to	-17.26%
2017	0.45%	to	2.50%	652,197	3.14	to	2.35	1,438,132	0.00%	3.96%	to	1.83%
2016	0.45%	to	2.50%	889,510	3.02	to	2.31	1,935,730	0.00%	9.91%	to	7.65%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2020	0.45%	to	2.15%	227,318	179.83	to	268.56	43,001,187	0.27%	86.03%	to	82.85%
2019	0.45%	to	2.45%	339,548	96.67	to	86.63	34,771,136	0.16%	79.69%	to	76.08%
2018	0.45%	to	2.45%	362,509	53.80	to	49.20	20,818,371	0.00%	-9.72%	to	-11.54%
2017	0.45%	to	2.50%	433,381	59.59	to	55.28	27,750,687	0.00%	68.73%	to	65.27%
2016	0.45%	to	2.15%	216,334	35.32	to	56.50	8,067,938	0.00%	9.10%	to	7.25%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2020	1.15%	to	1.90%	21,007,091	0.11	to	0.10	2,139,310	0.23%	-46.39%	to	-46.80%
2019	1.15%	to	2.15%	15,653,025	0.21	to	0.18	2,998,322	0.00%	-36.83%	to	-37.47%
2018	1.15%	to	2.15%	4,461,941	0.33	to	0.29	1,397,502	0.00%	0.26%	to	-0.76%
2017	1.15%	to	2.30%	10,883,858	0.33	to	0.28	3,379,428	0.00%	-39.65%	to	-40.36%
2016	0.45%	to	2.30%	2,041,696	0.96	to	0.48	1,107,827	0.00%	-29.96%	to	-31.26%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2020	1.15%	to	1.90%	139,170	0.91	to	0.80	119,699	0.86%	-25.76%	to	-26.32%
2019	1.15%	to	2.15%	149,117	1.22	to	1.04	172,335	0.42%	-21.23%	to	-22.02%
2018	1.15%	to	2.15%	207,501	1.55	to	1.34	309,025	0.00%	9.62%	to	8.51%
2017	1.15%	to	2.15%	95,769	1.42	to	1.23	128,973	0.00%	-14.54%	to	-15.40%
2016	1.15%	to	2.15%	121,474	1.66	to	1.46	191,195	0.00%	-20.06%	to	-20.87%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2020	1.15%	to	2.20%	329,551	0.77	to	0.65	240,021	0.94%	-31.60%	to	-32.33%
2019	1.15%	to	2.20%	344,176	1.13	to	0.96	360,502	0.56%	-21.53%	to	-22.36%
2018	0.45%	to	2.20%	910,480	2.14	to	1.23	1,279,109	0.00%	10.63%	to	8.68%
2017	0.45%	to	2.30%	450,457	1.94	to	1.12	569,927	0.00%	-13.88%	to	-15.47%
2016	1.15%	to	2.50%	7,555,153	1.53	to	1.75	10,617,019	0.00%	-21.20%	to	-22.27%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2020	0.45%	to	2.45%	506,025	37.02	to	28.87	17,907,009	0.00%	26.75%	to	24.21%
2019	0.45%	to	2.45%	791,447	29.21	to	23.25	22,535,866	0.00%	26.03%	to	23.50%
2018	0.45%	to	2.45%	1,066,315	23.18	to	18.82	24,143,623	0.00%	-6.06%	to	-7.96%
2017	0.45%	to	2.45%	1,435,023	24.67	to	20.45	34,945,300	0.00%	23.84%	to	21.36%
2016	0.45%	to	2.45%	1,468,718	19.92	to	16.85	29,264,332	0.00%	2.12%	to	0.07%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2020	0.45%	to	2.45%	506,122	18.36	to	15.54	10,674,389	1.81%	-10.96%	to	-12.75%
2019	0.45%	to	2.45%	746,594	20.62	to	17.81	17,969,155	0.79%	22.72%	to	20.25%
2018	0.45%	to	2.45%	1,060,163	16.80	to	14.81	20,948,196	0.71%	-13.71%	to	-15.45%
2017	0.45%	to	2.45%	1,254,394	19.47	to	17.52	29,033,105	0.76%	15.34%	to	13.03%
2016	0.45%	to	2.50%	1,523,979	16.88	to	15.41	30,875,245	1.14%	16.87%	to	14.47%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2020	0.45%	to	2.15%	207,056	36.80	to	41.59	9,507,040	0.73%	1.27%	to	-0.46%
2019	0.45%	to	2.35%	193,021	36.34	to	40.47	8,895,609	0.65%	46.81%	to	44.00%
2018	0.45%	to	2.35%	266,698	24.75	to	28.10	8,318,401	0.22%	-14.62%	to	-16.26%
2017	0.45%	to	2.50%	236,677	28.99	to	30.68	8,789,192	0.05%	57.80%	to	54.57%
2016	0.45%	to	2.50%	386,051	18.37	to	19.85	9,227,553	0.00%	30.13%	to	27.46%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2020	0.45%	to	2.45%	220,875	30.82	to	23.71	7,471,687	0.00%	29.88%	to	27.27%
2019	0.45%	to	2.45%	241,344	23.73	to	18.63	6,368,507	0.00%	14.89%	to	12.58%
2018	0.45%	to	2.45%	313,364	20.65	to	16.55	7,251,756	0.00%	-15.21%	to	-16.93%
2017	0.45%	to	2.45%	380,793	24.36	to	19.92	10,473,123	0.00%	18.23%	to	15.86%
2016	0.45%	to	2.45%	509,527	20.60	to	17.19	11,946,334	0.00%	2.24%	to	0.19%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2020	0.45%	to	2.45%	223,468	19.95	to	16.49	5,356,994	0.41%	6.93%	to	4.78%
2019	0.45%	to	2.50%	272,729	18.66	to	15.63	6,227,908	0.00%	21.91%	to	19.40%
2018	0.45%	to	2.50%	329,823	15.30	to	13.09	6,257,510	0.00%	-19.34%	to	-21.02%
2017	0.45%	to	2.50%	404,813	18.97	to	16.57	9,583,077	0.00%	12.64%	to	10.33%
2016	0.45%	to	2.50%	911,057	16.85	to	15.02	19,318,534	0.34%	28.31%	to	25.68%
Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)
2020	0.45%	to	2.15%	509,976	7.33	to	5.96	3,374,854	3.80%	2.14%	to	0.39%
2019	0.45%	to	2.15%	654,175	7.18	to	5.93	4,261,161	0.94%	7.66%	to	5.82%
2018	0.45%	to	2.45%	749,469	6.67	to	5.44	4,556,103	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.15%	840,325	7.36	to	6.30	5,689,604	1.52%	8.22%	to	6.38%
2016	0.45%	to	2.15%	976,706	6.80	to	5.92	6,152,011	3.41%	-15.15%	to	-16.59%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2020	0.45%	to	2.45%	219,164	26.52	to	20.69	6,592,627	0.00%	15.24%	to	12.92%
2019	0.45%	to	2.45%	223,386	23.01	to	18.32	5,853,634	0.00%	12.07%	to	9.82%
2018	0.45%	to	2.45%	457,942	20.53	to	16.68	10,602,394	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.45%	496,353	22.67	to	18.80	12,909,532	0.00%	15.56%	to	13.25%
2016	0.45%	to	2.45%	465,553	19.62	to	16.60	10,572,159	0.00%	18.16%	to	15.79%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2020	0.45%	to	2.45%	143,376	14.68	to	11.15	2,378,952	0.00%	-6.39%	to	-8.27%
2019	0.45%	to	2.45%	217,924	15.68	to	12.16	3,911,036	0.31%	20.13%	to	17.72%
2018	0.45%	to	2.45%	315,134	13.05	to	10.33	4,741,259	0.00%	-20.94%	to	-22.54%
2017	0.45%	to	2.45%	528,975	16.51	to	13.33	10,150,079	0.00%	-0.72%	to	-2.71%
2016	0.45%	to	2.45%	836,193	16.63	to	13.71	16,213,550	0.00%	31.15%	to	28.52%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2020	0.45%	to	2.30%	47,917	7.87	to	5.26	292,170	0.68%	-14.42%	to	-16.01%
2019	0.65%	to	2.30%	80,558	8.97	to	6.26	574,198	0.80%	3.93%	to	2.21%
2018	0.45%	to	2.30%	139,467	8.83	to	6.12	961,980	0.00%	11.32%	to	9.24%
2017	0.95%	to	2.30%	167,540	6.26	to	5.60	1,030,716	0.00%	-18.80%	to	-19.54%
2016	0.45%	to	2.30%	294,555	9.68	to	6.97	2,290,986	0.00%	6.52%	to	4.55%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2020	1.15%	to	1.95%	160,794	6.12	to	5.41	972,087	0.28%	8.43%	to	7.55%
2019	1.15%	to	1.95%	45,858	5.65	to	5.03	250,427	0.86%	-5.94%	to	-6.70%
2018	1.15%	to	1.85%	41,323	6.00	to	5.46	243,052	0.00%	-12.65%	to	-13.28%
2017	1.15%	to	1.95%	50,443	6.87	to	6.22	336,591	0.00%	17.95%	to	16.99%
2016	1.15%	to	1.95%	61,576	5.83	to	5.32	348,742	0.00%	-9.76%	to	-10.49%
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
2020	0.85%	to	1.55%	133,253	13.42	to	12.91	1,762,186	2.18%	12.77%	to	11.98%
2019	0.85%	to	1.55%	141,430	11.90	to	11.53	1,663,742	1.35%	27.15%	to	26.25%
2018	0.85%	to	1.55%	128,227	9.36	to	9.13	1,188,609	2.35%	-15.93%	to	-16.53%
2017	0.85%	to	1.55%	62,932	11.13	to	10.94	697,477	1.51%	21.69%	to	20.83%
2016	0.85%	to	1.30%	30,497	9.15	to	9.09	278,068	1.20%	-1.54%	to	-1.98%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2020	0.45%	to	2.10%	378,101	14.16	to	12.57	5,028,836	7.45%	9.49%	to	7.68%
2019	0.45%	to	2.45%	415,788	12.94	to	11.42	5,085,126	0.00%	14.37%	to	12.07%
2018	0.45%	to	2.45%	417,499	11.31	to	10.19	4,500,914	1.37%	-7.13%	to	-9.01%
2017	0.45%	to	2.45%	388,060	12.18	to	11.20	4,545,579	3.69%	9.34%	to	7.15%
2016	0.45%	to	2.50%	455,236	11.14	to	10.44	4,916,721	0.23%	11.01%	to	8.74%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2020	0.85%	to	1.65%	974,546	16.28	to	15.58	15,648,532	1.35%	11.46%	to	10.56%
2019	0.85%	to	1.65%	846,875	14.61	to	14.09	12,199,026	1.60%	27.36%	to	26.34%
2018	0.85%	to	1.65%	727,172	11.47	to	11.15	8,251,772	1.12%	-8.89%	to	-9.63%
2017	0.85%	to	1.65%	587,646	12.59	to	12.34	7,343,553	0.81%	17.33%	to	16.38%
2016	0.85%	to	1.65%	373,806	10.73	to	10.61	3,991,196	0.50%	12.98%	to	12.07%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.45%	to	2.50%	737,957	23.25	to	19.82	16,204,049	0.44%	26.76%	to	24.15%
2019	0.45%	to	2.50%	825,672	18.34	to	15.97	14,363,436	0.62%	30.86%	to	28.17%
2018	0.45%	to	2.50%	745,410	14.02	to	12.46	9,996,630	0.72%	-13.78%	to	-15.57%
2017	0.45%	to	2.50%	621,009	16.26	to	14.76	9,626,107	0.68%	35.71%	to	32.92%
2016	0.45%	to	2.50%	341,754	11.98	to	11.10	3,955,247	0.77%	-0.61%	to	-2.65%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.85%	to	1.65%	354,738	14.02	to	13.41	4,892,204	0.68%	20.01%	to	19.05%
2019	0.85%	to	1.65%	307,036	11.68	to	11.26	3,536,516	0.71%	26.86%	to	25.84%
2018	0.85%	to	1.65%	259,112	9.21	to	8.95	2,360,693	0.59%	-20.24%	to	-20.89%
2017	0.85%	to	1.65%	175,012	11.54	to	11.31	2,005,150	1.17%	25.37%	to	24.37%
2016	0.85%	to	1.65%	116,297	9.21	to	9.10	1,065,683	0.83%	-3.54%	to	-4.32%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.85%	to	1.65%	501,834	15.54	to	14.87	7,674,821	0.39%	18.62%	to	17.66%
2019	0.85%	to	1.65%	452,111	13.10	to	12.64	5,846,250	0.00%	25.06%	to	24.05%
2018	0.85%	to	1.65%	444,099	10.48	to	10.19	4,603,996	0.06%	-11.30%	to	-12.02%
2017	0.85%	to	1.65%	334,053	11.81	to	11.58	3,914,954	0.67%	12.94%	to	12.04%
2016	0.85%	to	1.65%	225,010	10.46	to	10.33	2,342,985	0.25%	16.67%	to	15.74%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.45%	to	2.35%	808,687	18.22	to	14.84	13,304,593	2.01%	13.37%	to	11.20%
2019	0.45%	to	2.45%	937,626	16.08	to	13.21	13,716,008	2.04%	21.23%	to	18.80%
2018	0.45%	to	2.45%	1,097,000	13.26	to	11.12	13,353,108	1.78%	-5.87%	to	-7.77%
2017	0.45%	to	2.45%	1,246,020	14.09	to	12.06	16,243,300	1.53%	17.74%	to	15.38%
2016	0.45%	to	2.45%	1,460,461	11.96	to	10.45	16,318,949	0.58%	-3.01%	to	-4.95%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.85%	to	1.65%	352,248	3.82	to	3.66	1,327,865	2.15%	-37.37%	to	-37.88%
2019	0.85%	to	1.65%	255,138	6.10	to	5.89	1,533,912	0.00%	2.60%	to	1.77%
2018	0.85%	to	1.65%	180,863	5.95	to	5.78	1,064,015	0.00%	-34.70%	to	-35.23%
2017	1.00%	to	1.65%	121,565	9.07	to	8.93	1,097,925	0.81%	-13.52%	to	-14.08%
2016	1.00%	to	1.65%	85,714	10.49	to	10.39	897,079	0.14%	33.21%	to	32.34%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2020	0.85%	to	1.65%	139,182	14.20	to	13.58	1,937,643	1.65%	14.42%	to	13.50%
2019	0.85%	to	1.65%	154,466	12.41	to	11.97	1,884,575	1.84%	15.59%	to	14.65%
2018	0.85%	to	1.65%	159,663	10.73	to	10.44	1,692,871	0.00%	-7.11%	to	-7.87%
2017	0.85%	to	1.65%	91,508	11.56	to	11.33	1,048,851	1.31%	15.86%	to	14.92%
2016	0.85%	to	1.55%	74,694	9.97	to	9.87	741,880	5.50%	4.94%	to	4.20%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2020	1.00%	to	1.65%	104,847	12.47	to	12.03	1,292,700	3.28%	4.16%	to	3.48%
2019	1.00%	to	1.65%	84,136	11.97	to	11.63	997,026	2.95%	13.13%	to	12.38%
2018	0.85%	to	1.65%	80,274	10.64	to	10.34	843,968	0.00%	-5.73%	to	-6.49%
2017	1.00%	to	1.35%	47,073	11.24	to	11.15	525,849	4.13%	10.59%	to	10.20%
2016	1.00%	to	1.35%	35,656	10.17	to	10.11	361,120	9.41%	5.14%	to	4.77%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.85%	to	1.65%	1,734,852	16.31	to	15.60	27,781,710	1.61%	13.06%	to	12.15%
2019	0.85%	to	1.65%	1,259,181	14.43	to	13.91	17,867,029	1.89%	21.23%	to	20.26%
2018	0.85%	to	1.65%	618,182	11.90	to	11.57	7,263,851	1.78%	-0.43%	to	-1.23%
2017	0.85%	to	1.65%	426,456	11.95	to	11.71	5,055,302	1.54%	17.13%	to	16.19%
2016	1.00%	to	1.65%	200,293	10.18	to	10.08	2,032,372	2.42%	3.28%	to	2.61%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.85%	to	1.65%	416,144	11.99	to	11.47	4,904,835	2.52%	9.31%	to	8.43%
2019	0.85%	to	1.65%	304,006	10.96	to	10.57	3,290,634	2.60%	8.35%	to	7.47%
2018	0.85%	to	1.65%	405,797	10.12	to	9.84	4,063,796	2.75%	-2.13%	to	-2.92%
2017	0.85%	to	1.65%	379,665	10.34	to	10.14	3,893,991	2.66%	2.48%	to	1.65%
2016	0.85%	to	1.65%	308,197	10.09	to	9.97	3,094,461	2.90%	1.36%	to	0.54%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.85%	to	1.65%	809,871	35.05	to	33.53	27,909,103	0.00%	49.45%	to	48.24%
2019	0.85%	to	1.65%	689,984	23.45	to	22.62	15,962,216	0.40%	43.59%	to	42.43%
2018	0.85%	to	1.65%	514,740	16.33	to	15.88	8,312,926	1.05%	0.05%	to	-0.77%
2017	0.85%	to	1.65%	274,974	16.32	to	16.00	4,453,103	0.43%	43.69%	to	42.53%
2016	0.85%	to	1.65%	131,313	11.36	to	11.23	1,484,828	0.08%	12.89%	to	11.98%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.85%	to	1.65%	831,363	21.16	to	20.24	17,309,445	0.00%	18.17%	to	17.22%
2019	0.85%	to	1.65%	682,991	17.91	to	17.27	12,077,538	0.05%	34.01%	to	32.93%
2018	0.85%	to	1.65%	551,182	13.36	to	12.99	7,292,331	0.12%	-1.51%	to	-2.31%
2017	0.85%	to	1.65%	386,442	13.57	to	13.30	5,205,967	0.55%	26.01%	to	25.00%
2016	0.85%	to	1.65%	218,334	10.77	to	10.64	2,341,082	0.74%	11.15%	to	10.26%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.45%	to	2.35%	1,612,124	10.72	to	9.25	16,230,706	2.66%	-1.72%	to	-3.60%
2019	0.45%	to	2.35%	1,785,696	10.91	to	9.60	18,430,794	0.90%	17.61%	to	15.37%
2018	0.45%	to	2.45%	1,707,119	9.28	to	8.27	15,079,857	2.18%	-18.92%	to	-20.56%
2017	0.45%	to	2.50%	1,365,738	11.44	to	10.39	14,984,496	1.94%	27.25%	to	24.64%
2016	0.45%	to	2.50%	1,022,688	8.99	to	8.33	8,883,121	1.34%	20.24%	to	17.77%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2020	0.85%	to	1.65%	369,506	13.97	to	13.36	5,117,776	0.60%	16.73%	to	15.79%
2019	0.85%	to	1.65%	364,532	11.97	to	11.54	4,331,720	0.77%	23.69%	to	22.69%
2018	0.85%	to	1.65%	362,371	9.68	to	9.41	3,486,870	0.43%	-9.35%	to	-10.08%
2017	0.85%	to	1.65%	288,030	10.67	to	10.46	3,065,649	0.35%	15.00%	to	14.08%
2016	1.00%	to	1.55%	68,796	9.26	to	9.18	635,195	0.49%	-0.07%	to	-0.62%
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
2020	0.45%	to	2.15%	487,489	13.22	to	11.58	6,050,438	3.48%	6.64%	to	4.82%
2019	0.45%	to	2.35%	560,721	12.40	to	10.90	6,573,798	4.76%	13.50%	to	11.33%
2018	0.45%	to	2.35%	409,609	10.92	to	9.79	4,261,840	4.71%	-4.60%	to	-6.43%
2017	0.45%	to	2.35%	444,473	11.45	to	10.47	4,873,284	3.41%	7.94%	to	5.89%
2016	0.45%	to	2.35%	363,716	10.61	to	9.88	3,722,218	6.68%	14.84%	to	12.65%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2020	1.30%			73,771	20.33			1,499,862	1.37%	3.88%
2019	1.30%			95,974	19.57			1,878,429	1.73%	27.21%
2018	1.30%			103,468	15.39			1,591,968	1.54%	-10.07%
2017	1.30%			106,884	17.11			1,828,586	1.37%	13.35%
2016	1.30%			111,959	15.09			1,689,874	1.36%	11.54%
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2020	0.85%	to	1.65%	432,311	21.97	to	21.02	9,350,586	0.00%	41.70%	to	40.55%
2019	0.85%	to	1.65%	333,660	15.51	to	14.95	5,100,744	0.00%	25.48%	to	24.46%
2018	0.85%	to	1.65%	296,605	12.36	to	12.02	3,625,106	0.00%	2.33%	to	1.50%
2017	1.00%	to	1.65%	117,267	12.03	to	11.84	1,404,228	0.00%	22.68%	to	21.87%
2016	1.00%	to	1.35%	78,330	9.81	to	9.76	765,853	0.00%	4.49%	to	4.12%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.85%	to	1.65%	1,198,036	10.98	to	10.51	12,928,810	2.88%	2.25%	to	1.43%
2019	0.85%	to	1.65%	1,171,628	10.74	to	10.36	12,405,990	3.96%	4.16%	to	3.32%
2018	0.85%	to	1.65%	659,392	10.31	to	10.02	6,733,687	4.13%	0.29%	to	-0.53%
2017	0.85%	to	1.65%	511,301	10.28	to	10.08	5,220,955	3.74%	1.32%	to	0.51%
2016	0.85%	to	1.35%	361,756	10.15	to	10.07	3,655,324	4.91%	2.59%	to	2.08%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.45%	to	1.95%	616,924	11.79	to	10.99	7,173,281	2.56%	6.94%	to	5.33%
2019	0.45%	to	2.10%	502,629	11.03	to	10.37	5,500,778	2.92%	7.92%	to	6.13%
2018	0.45%	to	2.15%	435,433	10.22	to	9.76	4,452,922	3.57%	-1.47%	to	-3.17%
2017	0.45%	to	2.15%	359,520	10.37	to	10.08	3,759,228	3.05%	3.40%	to	1.64%
2016	0.45%	to	2.15%	236,073	10.03	to	9.92	2,396,849	3.86%	0.31%	to	-0.83%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2020	0.65%	to	2.10%	422,854	19.24	to	17.96	7,899,968	0.36%	34.69%	to	32.73%
2019	0.65%	to	2.15%	463,226	14.28	to	13.51	6,469,128	1.17%	21.24%	to	19.41%
2018	0.45%	to	2.10%	256,424	11.84	to	11.33	2,974,350	1.32%	-3.03%	to	-4.65%
2017	0.45%	to	2.10%	180,730	12.21	to	11.88	2,179,055	1.42%	11.10%	to	9.27%
2016	0.85%	to	1.95%	70,314	10.96	to	10.88	769,389	1.06%	9.65%	to	8.84%	****
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	0.85%	to	1.65%	50,729	13.36	to	13.29	677,615	0.05%	33.63%	to	32.91%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	0.85%	to	1.65%	531,599	14.07	to	13.46	7,352,566	1.02%	2.79%	to	1.96%
2019	0.85%	to	1.65%	424,328	13.69	to	13.20	5,723,427	1.05%	29.59%	to	28.55%
2018	0.85%	to	1.65%	317,050	10.56	to	10.27	3,311,729	0.74%	-12.37%	to	-13.08%
2017	0.85%	to	1.65%	202,203	12.06	to	11.82	2,418,880	1.15%	12.45%	to	11.54%
2016	0.85%	to	1.65%	107,689	10.72	to	10.59	1,149,406	0.75%	14.78%	to	13.86%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2020	0.85%	to	1.65%	250,230	16.34	to	15.63	4,023,405	1.45%	14.08%	to	13.16%
2019	0.85%	to	1.65%	249,039	14.32	to	13.82	3,516,917	1.34%	27.78%	to	26.75%
2018	0.85%	to	1.65%	206,082	11.21	to	10.90	2,287,924	1.15%	-8.78%	to	-9.52%
2017	0.85%	to	1.65%	169,998	12.29	to	12.05	2,075,832	1.35%	19.45%	to	18.49%
2016	0.85%	to	1.55%	154,555	10.29	to	10.18	1,584,262	1.46%	7.26%	to	6.50%
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
2020	0.45%	to	2.10%	88,226	14.90	to	12.68	1,200,408	1.44%	5.51%	to	3.76%
2019	0.45%	to	2.45%	120,930	14.12	to	11.84	1,570,076	2.55%	13.79%	to	11.50%
2018	0.45%	to	2.45%	153,383	12.41	to	10.62	1,766,934	0.48%	-5.23%	to	-7.15%
2017	0.45%	to	2.45%	216,134	13.10	to	11.44	2,647,545	2.81%	10.09%	to	7.88%
2016	0.45%	to	2.45%	251,334	11.90	to	10.60	2,817,254	0.00%	5.51%	to	3.39%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.85%	to	1.65%	129,545	12.47	to	12.30	1,609,294	1.52%	14.52%	to	13.60%
2019	1.00%	to	1.55%	39,159	10.88	to	10.84	425,802	0.83%	8.80%	to	8.40%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.85%	to	1.65%	1,905,018	16.83	to	16.10	31,751,931	0.80%	19.18%	to	18.22%
2019	0.85%	to	1.65%	1,805,437	14.12	to	13.62	25,292,440	1.50%	24.58%	to	23.58%
2018	0.85%	to	1.65%	1,593,035	11.34	to	11.02	17,946,388	0.99%	-10.50%	to	-11.22%
2017	0.85%	to	1.65%	713,454	12.66	to	12.41	8,974,206	1.41%	25.74%	to	24.73%
2016	0.85%	to	1.65%	466,163	10.07	to	9.95	4,676,219	1.34%	2.96%	to	2.13%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2020	0.85%	to	1.65%	264,492	13.67	to	13.08	3,560,092	2.20%	4.72%	to	3.88%
2019	0.85%	to	1.65%	283,938	13.05	to	12.59	3,656,448	4.08%	23.74%	to	22.74%
2018	0.85%	to	1.65%	167,177	10.55	to	10.26	1,745,985	0.92%	-0.05%	to	-0.86%
2017	0.85%	to	1.65%	139,076	10.55	to	10.35	1,455,825	4.26%	13.52%	to	12.61%
2016	0.85%	to	1.65%	91,233	9.30	to	9.19	844,273	4.90%	10.29%	to	9.41%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2020	0.65%	to	2.15%	375,188	12.39	to	11.11	4,464,923	0.00%	6.68%	to	5.07%
2019	0.45%	to	2.15%	406,348	11.76	to	10.58	4,539,670	0.99%	5.69%	to	3.88%
2018	0.45%	to	2.15%	389,618	11.12	to	10.18	4,146,216	0.66%	6.61%	to	4.78%
2017	0.45%	to	2.40%	364,743	10.43	to	9.62	3,671,054	0.00%	2.10%	to	0.11%
2016	0.45%	to	2.50%	322,387	10.22	to	9.57	3,201,135	0.86%	1.98%	to	-0.11%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2020	0.45%	to	2.35%	736,543	14.79	to	12.27	10,106,872	4.57%	5.06%	to	3.05%
2019	0.45%	to	2.50%	949,941	14.07	to	11.75	12,443,344	5.33%	13.66%	to	11.32%
2018	0.45%	to	2.50%	929,384	12.38	to	10.56	10,788,011	5.66%	-7.46%	to	-9.38%
2017	0.45%	to	2.50%	836,569	13.38	to	11.65	10,549,686	5.29%	9.09%	to	6.85%
2016	0.45%	to	2.50%	642,260	12.27	to	10.90	7,457,620	5.46%	10.08%	to	7.82%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.45%	to	2.45%	469,914	13.44	to	11.74	5,982,399	1.49%	-1.88%	to	-3.85%
2019	0.45%	to	2.45%	535,378	13.69	to	12.21	6,997,339	2.49%	27.29%	to	24.74%
2018	0.45%	to	2.45%	548,936	10.76	to	9.78	5,681,914	3.02%	-8.31%	to	-10.16%
2017	0.45%	to	2.45%	592,022	11.73	to	10.89	6,725,481	2.02%	12.04%	to	9.80%
2016	0.45%	to	2.50%	446,629	10.47	to	9.91	4,562,295	2.22%	14.45%	to	12.10%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2020	0.85%	to	1.65%	860,060	22.90	to	22.59	19,593,040	0.00%	114.92%	to	113.19%
2019	1.00%	to	1.65%	185,261	10.64	to	10.60	1,969,630	0.00%	6.42%	to	5.95%	****
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2020	0.65%	to	2.10%	91,748	15.74	to	13.66	1,341,059	1.36%	10.13%	to	8.52%
2019	0.85%	to	2.10%	107,669	14.05	to	12.58	1,439,620	1.73%	16.74%	to	15.27%
2018	1.00%	to	2.10%	118,156	11.89	to	10.92	1,356,117	1.07%	-7.59%	to	-8.62%
2017	1.00%	to	2.15%	141,790	12.87	to	11.91	1,767,940	1.03%	14.81%	to	13.48%
2016	1.00%	to	2.10%	139,046	11.21	to	10.52	1,517,012	0.00%	4.44%	to	3.28%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.45%	to	2.15%	1,154,685	12.52	to	10.60	13,391,793	4.36%	-15.23%	to	-16.68%
2019	0.45%	to	2.50%	1,213,064	14.77	to	12.33	16,699,162	2.60%	17.52%	to	15.10%
2018	0.45%	to	2.50%	1,249,254	12.57	to	10.71	14,728,171	3.16%	-8.62%	to	-10.51%
2017	0.45%	to	2.50%	1,081,412	13.75	to	11.97	14,022,593	2.38%	9.21%	to	6.97%
2016	0.45%	to	2.50%	942,836	12.59	to	11.19	11,248,409	1.36%	2.66%	to	0.55%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.45%	to	2.10%	535,042	11.13	to	10.64	5,823,962	3.13%	3.28%	to	1.56%
2019	0.45%	to	1.85%	304,674	10.77	to	10.52	3,237,138	3.78%	6.11%	to	4.61%
2018	0.65%	to	1.85%	191,942	10.14	to	10.06	1,937,211	4.68%	1.39%	to	0.57%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2020	0.85%	to	1.65%	492,436	14.79	to	14.15	7,170,203	1.68%	2.47%	to	1.64%
2019	0.85%	to	1.65%	408,775	14.43	to	13.92	5,826,734	2.05%	25.93%	to	24.91%
2018	0.85%	to	1.65%	273,299	11.46	to	11.14	3,098,439	2.14%	-8.25%	to	-9.00%
2017	0.85%	to	1.65%	103,855	12.49	to	12.25	1,287,578	3.68%	16.69%	to	15.75%
2016	1.00%	to	1.55%	32,618	10.68	to	10.60	347,488	2.29%	16.40%	to	15.76%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.45%	to	2.50%	689,182	11.52	to	10.02	7,394,796	1.38%	5.61%	to	3.43%
2019	0.45%	to	2.50%	479,086	10.91	to	9.69	4,936,116	2.14%	5.79%	to	3.61%
2018	0.45%	to	2.50%	543,182	10.31	to	9.35	5,349,870	2.03%	-0.50%	to	-2.56%
2017	0.45%	to	2.50%	675,408	10.36	to	9.60	6,751,367	1.86%	1.63%	to	-0.46%
2016	0.45%	to	2.50%	1,042,731	10.20	to	9.64	10,343,716	1.39%	0.29%	to	-1.77%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	0.85%	to	1.65%	563,355	10.95	to	10.48	6,069,267	1.05%	4.89%	to	4.04%
2019	0.85%	to	1.65%	1,014,657	10.44	to	10.07	10,535,023	2.72%	5.11%	to	4.26%
2018	0.85%	to	1.65%	430,565	9.93	to	9.66	4,234,467	3.88%	-1.10%	to	-1.91%
2017	1.00%	to	1.65%	120,964	10.01	to	9.85	1,202,942	2.06%	0.82%	to	0.16%
2016	1.00%	to	1.35%	77,350	9.93	to	9.88	765,343	2.44%	-0.52%	to	-0.87%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.45%	to	2.15%	182,115	13.93	to	12.41	2,368,108	1.62%	12.79%	to	10.86%
2019	0.45%	to	2.50%	275,696	12.35	to	10.97	3,208,369	2.11%	22.39%	to	19.87%
2018	0.45%	to	2.50%	361,158	10.09	to	9.15	3,471,994	0.49%	-17.79%	to	-19.49%
2017	0.45%	to	2.50%	649,679	12.27	to	11.37	7,648,180	1.81%	40.87%	to	37.98%
2016	0.45%	to	2.50%	356,757	8.71	to	8.24	3,020,697	0.83%	7.23%	to	5.03%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.85%	to	1.65%	240,532	14.12	to	13.51	3,349,023	1.39%	12.04%	to	11.13%
2019	0.85%	to	1.65%	332,558	12.61	to	12.16	4,128,181	2.24%	21.62%	to	20.64%
2018	0.85%	to	1.65%	144,329	10.36	to	10.08	1,477,503	0.40%	-18.36%	to	-19.02%
2017	0.85%	to	1.65%	133,227	12.70	to	12.44	1,676,003	1.50%	40.02%	to	38.90%
2016	0.85%	to	1.35%	19,341	9.07	to	9.00	174,949	1.00%	6.57%	to	6.03%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.45%	to	2.50%	4,413,203	22.10	to	18.08	89,973,135	1.47%	11.49%	to	9.20%
2019	0.45%	to	2.50%	4,340,290	19.82	to	16.55	79,692,489	1.61%	20.24%	to	17.76%
2018	0.45%	to	2.50%	4,337,164	16.49	to	14.06	66,739,569	1.19%	-5.41%	to	-7.37%
2017	0.45%	to	2.50%	3,953,360	17.43	to	15.17	64,677,155	1.17%	15.27%	to	12.91%
2016	0.45%	to	2.50%	2,870,103	15.12	to	13.44	41,030,662	1.98%	8.51%	to	6.28%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.85%	to	1.65%	1,011,097	11.97	to	11.45	11,933,357	2.21%	8.28%	to	7.40%
2019	0.85%	to	1.65%	659,746	11.06	to	10.66	7,212,106	1.92%	8.06%	to	7.19%
2018	0.85%	to	1.65%	581,454	10.23	to	9.95	5,896,110	2.75%	-1.92%	to	-2.71%
2017	0.85%	to	1.65%	374,678	10.43	to	10.23	3,878,724	1.34%	2.34%	to	1.51%
2016	0.85%	to	1.65%	237,886	10.19	to	10.07	2,413,672	3.42%	1.78%	to	0.96%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.85%	to	1.65%	1,892,313	19.38	to	18.54	36,262,322	0.67%	28.83%	to	27.79%
2019	0.85%	to	1.65%	1,800,472	15.04	to	14.51	26,819,061	0.70%	33.63%	to	32.56%
2018	0.85%	to	1.65%	1,595,105	11.26	to	10.95	17,831,804	0.26%	-10.20%	to	-10.93%
2017	0.85%	to	1.65%	789,133	12.54	to	12.29	9,828,596	0.83%	29.86%	to	28.81%
2016	0.85%	to	1.65%	349,659	9.65	to	9.54	3,361,364	1.92%	-0.66%	to	-1.46%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.85%	to	1.65%	2,169,698	17.48	to	16.73	37,286,219	1.67%	12.12%	to	11.21%
2019	0.85%	to	1.65%	2,172,257	15.60	to	15.04	33,385,482	1.31%	24.60%	to	23.59%
2018	0.85%	to	1.65%	1,596,307	12.52	to	12.17	19,755,476	1.16%	-3.02%	to	-3.81%
2017	0.85%	to	1.65%	920,117	12.91	to	12.65	11,780,813	1.57%	20.89%	to	19.92%
2016	0.85%	to	1.65%	368,792	10.68	to	10.55	3,919,105	1.30%	10.15%	to	9.26%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.85%	to	1.65%	2,390,710	25.92	to	24.80	61,039,155	0.71%	50.21%	to	49.00%
2019	0.85%	to	1.65%	2,187,471	17.26	to	16.64	37,287,111	0.36%	29.18%	to	28.14%
2018	0.85%	to	1.65%	1,777,371	13.36	to	12.99	23,518,804	0.35%	-1.51%	to	-2.30%
2017	0.85%	to	1.65%	1,078,343	13.56	to	13.29	14,517,233	0.36%	26.71%	to	25.70%
2016	0.85%	to	1.55%	444,358	10.70	to	10.59	4,737,199	0.27%	8.14%	to	7.38%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.45%	to	1.95%	1,969,492	16.04	to	14.49	29,959,549	0.22%	11.82%	to	10.14%
2019	0.45%	to	2.45%	1,961,761	14.34	to	12.78	26,898,238	2.14%	21.28%	to	18.84%
2018	0.45%	to	2.45%	1,972,351	11.83	to	10.75	22,466,275	1.80%	-8.14%	to	-10.00%
2017	0.45%	to	2.45%	1,644,988	12.87	to	11.95	20,533,358	1.82%	16.15%	to	13.83%
2016	1.00%	to	2.45%	1,352,219	10.92	to	10.50	14,623,881	2.00%	7.40%	to	5.83%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.45%	to	2.50%	2,372,269	13.74	to	11.95	30,870,025	0.14%	8.06%	to	5.84%
2019	0.45%	to	2.50%	2,052,141	12.71	to	11.29	24,875,683	2.17%	12.97%	to	10.65%
2018	0.45%	to	2.50%	2,062,588	11.25	to	10.21	22,283,472	1.98%	-4.17%	to	-6.15%
2017	0.45%	to	2.50%	2,012,077	11.74	to	10.88	22,854,686	2.08%	8.72%	to	6.49%
2016	0.45%	to	2.50%	1,708,962	10.80	to	10.21	17,985,057	2.35%	5.23%	to	3.07%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	0.45%	to	2.50%	15,376,934	20.00	to	17.61	293,835,308	1.99%	17.66%	to	15.24%
2019	0.45%	to	2.50%	15,244,444	17.00	to	15.28	249,153,730	2.27%	30.57%	to	27.88%
2018	0.45%	to	2.50%	12,332,176	13.02	to	11.95	155,185,488	1.87%	-5.05%	to	-7.02%
2017	0.45%	to	2.50%	10,471,552	13.71	to	12.85	139,702,422	2.08%	20.98%	to	18.50%
2016	0.45%	to	2.50%	7,162,296	11.34	to	10.84	79,557,041	3.12%	11.16%	to	8.88%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.45%	to	2.10%	436,586	16.55	to	14.80	6,786,724	0.22%	12.31%	to	10.45%
2019	0.45%	to	2.45%	434,608	14.74	to	13.13	6,048,769	1.97%	23.17%	to	20.70%
2018	0.45%	to	2.45%	546,062	11.97	to	10.88	6,229,053	1.49%	-9.27%	to	-11.10%
2017	0.45%	to	2.45%	553,230	13.19	to	12.24	7,028,836	1.75%	17.90%	to	15.54%
2016	0.45%	to	2.45%	466,597	11.19	to	10.59	5,082,699	1.48%	8.98%	to	6.79%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.45%	to	2.50%	1,761,427	12.61	to	10.98	21,036,530	0.10%	6.23%	to	4.05%
2019	0.45%	to	2.50%	1,766,874	11.87	to	10.55	19,966,357	2.32%	9.04%	to	6.79%
2018	0.45%	to	2.50%	1,508,728	10.89	to	9.88	15,766,803	2.09%	-2.25%	to	-4.27%
2017	0.45%	to	2.50%	1,415,301	11.14	to	10.32	15,217,663	1.98%	5.21%	to	3.05%
2016	0.45%	to	2.50%	1,352,080	10.59	to	10.01	13,922,775	2.16%	3.80%	to	1.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.45%	to	2.50%	5,548,509	14.93	to	12.99	78,641,214	0.13%	9.85%	to	7.59%
2019	0.45%	to	2.50%	5,709,062	13.59	to	12.08	74,204,451	2.27%	17.21%	to	14.80%
2018	0.45%	to	2.50%	5,265,537	11.60	to	10.52	58,768,178	1.88%	-6.11%	to	-8.05%
2017	0.45%	to	2.50%	5,176,800	12.35	to	11.44	61,951,035	1.92%	12.42%	to	10.11%
2016	0.45%	to	2.50%	3,963,445	10.99	to	10.39	42,502,601	2.06%	6.66%	to	4.47%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.85%	to	1.90%	375,806	13.14	to	12.24	4,831,401	3.92%	5.11%	to	4.00%
2019	0.85%	to	1.90%	350,519	12.50	to	11.77	4,297,230	5.40%	13.77%	to	12.56%
2018	0.85%	to	1.90%	274,586	10.99	to	10.45	2,966,833	3.77%	-3.83%	to	-4.85%
2017	0.85%	to	1.90%	315,001	11.43	to	10.99	3,545,289	5.18%	5.85%	to	4.73%
2016	0.45%	to	1.90%	279,127	10.91	to	10.49	2,977,063	4.74%	13.64%	to	11.99%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	1.00%	to	1.90%	246,762	13.55	to	12.69	3,279,868	0.13%	5.26%	to	4.31%
2019	1.00%	to	1.95%	176,349	12.87	to	12.13	2,224,367	2.05%	14.10%	to	13.00%
2018	1.00%	to	1.95%	235,301	11.28	to	10.74	2,606,239	1.95%	-7.00%	to	-7.90%
2017	1.00%	to	1.85%	151,732	12.13	to	11.70	1,811,532	1.54%	15.80%	to	14.81%
2016	1.00%	to	2.10%	242,882	10.47	to	10.11	2,513,301	2.05%	5.88%	to	4.71%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.85%	to	2.10%	281,636	12.89	to	11.77	3,548,938	0.13%	3.67%	to	2.36%
2019	0.85%	to	2.10%	267,858	12.43	to	11.50	3,262,887	2.42%	12.04%	to	10.63%
2018	1.00%	to	2.10%	237,993	11.01	to	10.39	2,585,974	2.25%	-6.57%	to	-7.62%
2017	1.00%	to	2.10%	144,064	11.78	to	11.25	1,673,310	1.97%	12.89%	to	11.64%
2016	1.00%	to	2.10%	119,999	10.44	to	10.08	1,240,196	1.88%	4.65%	to	3.49%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.45%	to	2.10%	3,783,684	16.87	to	15.23	61,140,211	1.24%	12.61%	to	10.74%
2019	0.45%	to	2.15%	3,593,941	14.98	to	13.71	51,908,150	1.52%	25.09%	to	22.95%
2018	0.45%	to	2.20%	2,798,247	11.98	to	11.13	32,484,979	1.50%	-11.78%	to	-13.35%
2017	0.45%	to	2.35%	2,265,493	13.58	to	12.78	29,986,686	1.28%	15.26%	to	13.07%
2016	0.45%	to	2.50%	1,319,288	11.78	to	11.27	15,246,746	1.81%	19.75%	to	17.29%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.45%	to	2.35%	992,124	12.07	to	10.41	11,168,508	3.27%	3.59%	to	1.61%
2019	0.45%	to	2.35%	1,088,320	11.65	to	10.25	11,947,679	4.52%	8.68%	to	6.60%
2018	0.45%	to	2.35%	1,434,532	10.72	to	9.61	14,608,040	2.82%	-2.79%	to	-4.65%
2017	0.45%	to	2.50%	1,077,375	11.03	to	10.01	11,358,802	5.46%	5.85%	to	3.68%
2016	0.45%	to	2.50%	706,336	10.42	to	9.65	7,075,604	3.37%	8.16%	to	5.94%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.85%	to	1.65%	385,288	14.29	to	13.67	5,403,576	1.19%	6.18%	to	5.32%
2019	1.00%	to	1.65%	352,573	13.37	to	12.98	4,680,688	1.98%	17.78%	to	17.01%
2018	1.00%	to	1.65%	234,342	11.35	to	11.09	2,646,152	1.51%	-5.78%	to	-6.40%
2017	1.00%	to	1.65%	162,181	12.05	to	11.85	1,947,455	2.02%	16.38%	to	15.62%
2016	1.00%	to	1.30%	103,920	10.35	to	10.31	1,074,953	0.00%	7.46%	to	7.14%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.85%	to	1.65%	348,334	15.67	to	14.99	5,392,728	1.29%	6.07%	to	5.22%
2019	0.85%	to	1.65%	278,201	14.77	to	14.25	4,075,915	1.53%	20.95%	to	19.97%
2018	0.85%	to	1.65%	273,095	12.22	to	11.88	3,314,050	1.11%	-3.41%	to	-4.19%
2017	0.85%	to	1.65%	192,241	12.65	to	12.40	2,416,690	1.23%	20.66%	to	19.69%
2016	1.00%	to	1.65%	105,135	10.46	to	10.36	1,097,580	1.49%	8.95%	to	8.23%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	1.00%	to	1.90%	100,459	13.36	to	12.52	1,303,958	0.82%	6.29%	to	5.32%
2019	1.00%	to	2.20%	109,470	12.57	to	11.67	1,342,485	2.53%	14.26%	to	12.88%
2018	1.00%	to	2.20%	116,827	11.00	to	10.34	1,256,582	1.38%	-8.01%	to	-9.13%
2017	0.45%	to	2.20%	190,845	12.24	to	11.37	2,239,046	1.66%	17.26%	to	15.21%
2016	0.45%	to	2.20%	179,311	10.44	to	9.87	1,812,133	2.30%	5.74%	to	3.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.85%	to	2.35%	107,299	12.78	to	11.46	1,331,120	0.64%	4.15%	to	2.57%
2019	0.85%	to	2.35%	106,114	12.27	to	11.17	1,268,723	2.52%	12.88%	to	11.18%
2018	1.00%	to	2.35%	104,025	10.78	to	10.05	1,103,153	2.00%	-7.95%	to	-9.21%
2017	0.85%	to	2.35%	122,015	11.79	to	11.07	1,407,533	1.89%	13.79%	to	12.08%
2016	1.00%	to	2.35%	104,486	10.31	to	9.88	1,056,757	2.46%	4.50%	to	3.08%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.85%	to	1.35%	44,348	10.16	to	10.10	449,945	0.31%	0.65%	to	0.14%
2019	1.20%	to	1.30%	4,211	10.09			42,491	0.16%	0.92%	to	0.89%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.85%	to	1.65%	205,241	13.90	to	13.30	2,805,003	1.15%	0.53%	to	-0.28%
2019	0.85%	to	1.65%	272,063	13.83	to	13.34	3,712,909	2.58%	25.61%	to	24.59%
2018	0.85%	to	1.65%	224,110	11.01	to	10.71	2,441,479	1.27%	-10.24%	to	-10.97%
2017	0.85%	to	1.65%	254,148	12.27	to	12.03	3,093,670	1.79%	7.52%	to	6.65%
2016	0.85%	to	1.65%	150,830	11.41	to	11.28	1,712,798	3.46%	19.19%	to	18.23%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.45%	to	2.15%	844,329	11.83	to	11.77	9,964,331	1.24%	18.34%	to	17.73%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.45%	to	2.35%	4,128,643	12.01	to	10.67	47,540,573	2.30%	6.71%	to	4.68%
2019	0.45%	to	2.35%	3,668,625	11.25	to	10.19	39,724,208	2.96%	7.91%	to	5.85%
2018	0.45%	to	2.35%	2,330,143	10.43	to	9.63	23,532,110	2.71%	-0.82%	to	-2.72%
2017	0.45%	to	2.35%	2,234,188	10.51	to	9.90	22,847,993	2.86%	2.66%	to	0.70%
2016	0.45%	to	2.35%	1,551,608	10.24	to	9.83	15,569,058	2.17%	1.80%	to	-0.13%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	1.00%	to	1.65%	467,298	11.83	to	11.41	5,481,774	2.50%	5.70%	to	5.01%
2019	1.00%	to	1.65%	397,890	11.19	to	10.87	4,422,337	3.32%	7.61%	to	6.90%
2018	1.00%	to	1.65%	289,095	10.40	to	10.16	2,987,391	3.20%	-1.69%	to	-2.34%
2017	0.85%	to	1.65%	256,980	10.62	to	10.41	2,708,853	3.14%	3.30%	to	2.47%
2016	1.00%	to	1.65%	199,123	10.26	to	10.16	2,037,269	4.23%	3.96%	to	3.28%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.45%	to	2.10%	681,856	21.41	to	17.91	13,146,875	0.99%	10.97%	to	9.13%
2019	0.45%	to	2.50%	955,276	19.29	to	15.78	16,619,458	2.87%	19.70%	to	17.23%
2018	0.85%	to	2.50%	1,008,553	15.56	to	13.46	14,788,887	2.10%	-8.94%	to	-10.47%
2017	0.85%	to	2.50%	972,537	17.09	to	15.03	15,705,564	1.68%	14.82%	to	12.92%
2016	0.85%	to	2.50%	1,016,035	14.89	to	13.31	14,367,053	2.74%	6.41%	to	4.65%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.85%	to	2.30%	1,268,916	14.34	to	12.26	16,934,679	0.25%	6.68%	to	5.12%
2019	0.85%	to	2.30%	1,161,469	13.45	to	11.66	14,572,400	2.70%	9.73%	to	8.13%
2018	0.85%	to	2.30%	1,020,336	12.25	to	10.79	11,722,445	2.15%	-3.44%	to	-4.86%
2017	0.45%	to	2.30%	1,150,132	13.09	to	11.34	13,779,403	2.00%	5.88%	to	3.92%
2016	0.45%	to	2.30%	1,259,124	12.36	to	10.91	14,383,344	2.53%	4.14%	to	2.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.45%	to	1.95%	379,172	22.59	to	19.22	7,803,807	1.07%	11.75%	to	10.07%
2019	0.45%	to	2.20%	457,481	20.22	to	17.03	8,441,023	3.04%	21.68%	to	19.54%
2018	0.45%	to	2.20%	419,024	16.61	to	14.25	6,393,840	1.54%	-9.91%	to	-11.51%
2017	0.45%	to	2.50%	676,199	18.44	to	15.73	11,557,440	1.39%	17.54%	to	15.13%
2016	0.45%	to	2.50%	806,643	15.69	to	13.66	11,809,323	2.38%	7.11%	to	4.91%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.45%	to	2.50%	582,852	17.39	to	13.93	9,068,705	0.54%	8.56%	to	6.33%
2019	0.45%	to	2.50%	690,391	16.02	to	13.10	9,967,543	2.85%	13.79%	to	11.44%
2018	0.45%	to	2.50%	502,897	14.08	to	11.76	6,438,294	2.07%	-5.19%	to	-7.16%
2017	0.45%	to	2.50%	687,470	14.85	to	12.66	9,357,076	2.01%	9.39%	to	7.15%
2016	0.45%	to	2.50%	646,126	13.58	to	11.82	8,133,921	2.64%	5.52%	to	3.36%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.45%	to	2.50%	1,334,244	20.00	to	16.02	24,004,776	0.89%	10.19%	to	7.92%
2019	0.45%	to	2.50%	1,152,213	18.15	to	14.85	18,987,372	2.55%	17.61%	to	15.19%
2018	0.45%	to	2.50%	1,497,286	15.44	to	12.89	21,102,657	1.99%	-7.51%	to	-9.42%
2017	0.45%	to	2.50%	1,700,995	16.69	to	14.23	26,126,415	1.60%	13.46%	to	11.13%
2016	0.45%	to	2.50%	2,370,957	14.71	to	12.81	32,416,486	2.63%	6.26%	to	4.08%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.45%	to	2.10%	267,596	24.14	to	20.20	5,894,683	0.89%	12.05%	to	10.20%
2019	0.45%	to	2.10%	506,224	21.54	to	18.33	9,898,182	2.80%	23.40%	to	21.36%
2018	0.45%	to	2.10%	526,973	17.45	to	15.10	8,441,507	1.71%	-11.15%	to	-12.63%
2017	0.45%	to	2.10%	524,032	19.64	to	17.28	9,540,347	1.22%	19.26%	to	17.29%
2016	0.45%	to	2.10%	535,941	16.47	to	14.74	8,224,948	2.30%	7.88%	to	6.09%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.45%	to	2.50%	704,946	18.54	to	14.85	11,811,786	0.70%	9.19%	to	6.94%
2019	0.45%	to	2.50%	782,961	16.98	to	13.89	12,190,409	2.56%	15.66%	to	13.28%
2018	0.45%	to	2.50%	872,271	14.68	to	12.26	11,753,042	2.24%	-6.66%	to	-8.59%
2017	0.45%	to	2.50%	926,263	15.73	to	13.41	13,513,238	1.81%	11.55%	to	9.26%
2016	0.45%	to	2.50%	1,046,807	14.10	to	12.28	13,812,717	2.61%	5.63%	to	3.46%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.45%	to	2.15%	1,383,613	14.22	to	12.67	18,531,998	0.12%	8.91%	to	7.05%
2019	0.45%	to	2.15%	1,022,290	13.06	to	11.84	12,707,308	3.08%	14.82%	to	12.86%
2018	0.45%	to	2.30%	646,794	11.37	to	10.41	7,063,930	1.96%	-5.28%	to	-7.05%
2017	0.45%	to	2.30%	601,345	12.00	to	11.20	6,983,659	2.03%	10.63%	to	8.58%
2016	0.45%	to	2.15%	498,988	10.85	to	10.36	5,285,310	2.19%	5.83%	to	4.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.45%	to	2.30%	1,126,721	15.59	to	13.75	16,638,948	0.16%	11.12%	to	9.05%
2019	0.45%	to	2.30%	696,861	14.03	to	12.61	9,336,451	1.40%	19.40%	to	17.18%
2018	0.45%	to	2.30%	1,314,482	11.75	to	10.76	14,838,095	2.29%	-6.89%	to	-8.63%
2017	0.45%	to	2.30%	789,291	12.62	to	11.78	9,588,941	2.23%	14.29%	to	12.18%
2016	0.45%	to	2.30%	410,422	11.04	to	10.50	4,400,063	1.94%	7.26%	to	5.27%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.85%	to	1.65%	374,528	11.16	to	11.01	4,154,692	2.00%	6.21%	to	5.36%
2019	0.85%	to	1.65%	63,425	10.51	to	10.45	665,134	1.49%	5.05%	to	4.49%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	1.00%	to	1.65%	43,477	12.37	to	12.24	536,766	1.89%	14.60%	to	13.85%
2019	1.00%	to	1.65%	22,599	10.80	to	10.75	243,982	0.85%	7.96%	to	7.49%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.85%	to	1.35%	300,908	12.25	to	11.92	3,633,783	0.96%	6.77%	to	6.23%
2019	0.85%	to	1.65%	286,598	11.47	to	11.07	3,243,609	2.69%	17.90%	to	16.95%
2018	0.85%	to	1.65%	217,899	9.73	to	9.46	2,096,515	2.10%	-15.53%	to	-16.22%
2017	1.00%	to	1.65%	114,103	11.48	to	11.29	1,302,994	2.02%	25.81%	to	24.98%
2016	1.00%	to	1.35%	36,909	9.12	to	9.08	335,814	3.48%	-0.37%	to	-0.72%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	0.45%	to	2.15%	3,735,656	13.36	to	12.02	47,877,138	2.61%	7.05%	to	5.22%
2019	0.45%	to	2.15%	3,514,715	12.48	to	11.42	42,287,138	3.99%	21.22%	to	19.15%
2018	0.45%	to	2.20%	2,722,377	10.30	to	9.57	27,145,266	2.75%	-14.20%	to	-15.72%
2017	0.45%	to	2.50%	2,422,837	12.00	to	11.24	28,299,288	3.72%	24.32%	to	21.77%
2016	0.45%	to	2.50%	950,900	9.65	to	9.23	9,012,149	4.25%	0.47%	to	-1.59%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.45%	to	2.25%	763,244	13.70	to	11.48	9,533,768	2.70%	8.55%	to	6.59%
2019	0.45%	to	2.35%	741,230	12.62	to	10.68	8,606,443	2.90%	9.10%	to	7.02%
2018	0.45%	to	2.20%	402,069	11.57	to	10.10	4,319,966	2.44%	-1.90%	to	-3.63%
2017	0.45%	to	2.40%	518,627	11.79	to	10.34	5,705,067	1.90%	3.30%	to	1.28%
2016	0.45%	to	2.50%	870,990	11.41	to	10.15	9,334,860	2.40%	2.87%	to	0.76%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.85%	to	1.90%	202,528	13.10	to	13.28	2,610,912	3.01%	13.57%	to	12.37%
2019	0.85%	to	2.20%	175,216	11.53	to	11.69	1,994,783	0.57%	13.97%	to	12.42%
2018	0.85%	to	2.20%	159,570	10.12	to	10.40	1,600,812	0.96%	-9.25%	to	-10.50%
2017	0.45%	to	2.20%	114,668	11.97	to	11.62	1,278,461	1.35%	17.90%	to	15.84%
2016	0.85%	to	1.55%	79,852	9.49	to	9.40	755,578	1.17%	2.10%	to	1.38%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	0.45%	to	2.10%	324,034	27.14	to	22.71	8,016,192	0.72%	50.08%	to	47.59%
2019	0.45%	to	2.10%	355,401	18.08	to	15.39	5,875,802	0.94%	32.24%	to	30.05%
2018	0.45%	to	2.15%	323,038	13.67	to	11.78	4,066,391	1.05%	-17.05%	to	-18.47%
2017	0.45%	to	2.50%	426,714	16.48	to	14.06	6,507,926	1.02%	24.97%	to	22.41%
2016	0.45%	to	2.50%	397,851	13.19	to	11.48	4,894,604	1.14%	-2.91%	to	-4.90%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.45%	to	2.15%	323,306	11.77	to	11.73	3,798,757	0.00%	17.71%	to	17.29%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.45%	to	2.50%	246,971	38.50	to	30.84	8,566,887	0.00%	29.33%	to	26.67%
2019	0.45%	to	2.50%	292,166	29.77	to	24.35	7,873,262	3.93%	29.63%	to	26.96%
2018	0.45%	to	2.50%	337,722	22.96	to	19.18	7,056,935	0.06%	-3.79%	to	-5.78%
2017	0.45%	to	2.50%	373,917	23.87	to	20.35	8,201,857	0.10%	29.30%	to	26.64%
2016	0.45%	to	2.50%	456,845	18.46	to	16.07	7,850,446	0.89%	1.53%	to	-0.55%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2020	0.45%	to	2.50%	17,318,922	9.81	to	7.79	153,555,790	0.14%	-0.27%	to	-2.32%
2019	0.45%	to	2.50%	14,182,547	9.83	to	7.98	127,246,368	1.53%	1.07%	to	-1.01%
2018	0.45%	to	2.50%	22,580,846	9.73	to	8.06	202,046,573	1.11%	0.68%	to	-1.40%
2017	0.45%	to	2.50%	17,578,319	9.66	to	8.17	157,673,261	0.22%	-0.23%	to	-2.28%
2016	0.45%	to	2.50%	16,351,457	9.69	to	8.37	147,894,571	0.00%	-0.45%	to	-2.49%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	1.15%	to	1.60%	3,083	61.10	to	57.93	183,999	0.00%	59.05%	to	58.33%
2019	1.15%	to	1.60%	3,105	38.41	to	36.59	116,708	0.00%	35.68%	to	35.06%
2018	1.15%	to	1.60%	3,191	28.31	to	27.09	88,546	0.00%	-7.93%	to	-8.35%
2017	1.15%	to	1.60%	3,395	30.75	to	29.56	102,458	0.00%	26.27%	to	25.70%
2016	1.15%	to	1.60%	3,684	24.35	to	23.51	88,222	0.00%	5.24%	to	4.77%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.45%	to	2.45%	371,459	46.79	to	37.68	15,790,536	0.00%	59.78%	to	56.57%
2019	0.45%	to	2.45%	434,104	29.28	to	24.07	11,575,634	0.00%	36.22%	to	33.49%
2018	0.45%	to	2.45%	396,280	21.50	to	18.03	7,773,229	0.00%	-7.47%	to	-9.34%
2017	0.45%	to	2.50%	373,996	23.23	to	19.81	7,963,423	0.00%	26.95%	to	24.34%
2016	0.45%	to	2.50%	260,056	18.30	to	15.93	4,422,763	0.00%	5.58%	to	3.41%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.45%	to	2.15%	288,719	25.86	to	21.52	6,798,554	2.02%	-1.59%	to	-3.27%
2019	0.45%	to	2.45%	338,410	26.28	to	21.60	8,141,954	2.28%	23.29%	to	20.81%
2018	0.45%	to	2.45%	403,068	21.31	to	17.88	7,919,022	1.07%	-13.55%	to	-15.30%
2017	0.45%	to	2.50%	441,461	24.65	to	21.02	10,091,732	1.02%	13.33%	to	11.00%
2016	0.45%	to	2.50%	537,974	21.76	to	18.94	10,940,679	1.66%	17.07%	to	14.66%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.85%	to	2.10%	222,412	18.37	to	17.32	4,018,006	0.32%	12.44%	to	11.02%
2019	0.65%	to	2.10%	254,841	16.46	to	15.60	4,109,781	0.58%	27.25%	to	25.40%
2018	0.65%	to	2.10%	240,496	12.94	to	12.44	3,060,458	0.45%	-5.63%	to	-7.01%
2017	1.00%	to	2.10%	222,396	13.63	to	13.38	3,014,040	0.74%	23.52%	to	22.15%
2016	1.00%	to	1.45%	18,479	11.03	to	11.00	203,468	0.91%	10.33%	to	9.99%	****
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	1.00%	to	1.55%	82,702	16.19	to	15.71	1,334,773	0.77%	12.20%	to	11.58%
2019	1.00%	to	1.55%	91,030	14.43	to	14.08	1,308,863	0.73%	24.79%	to	24.09%
2018	1.00%	to	1.55%	90,296	11.57	to	11.34	1,041,698	0.66%	-6.82%	to	-7.34%
2017	1.00%	to	1.55%	65,533	12.41	to	12.24	812,227	0.83%	17.18%	to	16.53%
2016	1.00%	to	1.35%	23,129	10.59	to	10.54	244,488	1.17%	9.01%	to	8.63%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.45%	to	2.50%	761,770	20.66	to	18.74	14,837,614	1.16%	17.99%	to	15.57%
2019	0.45%	to	2.50%	736,194	17.51	to	16.22	12,237,711	1.73%	36.71%	to	33.90%
2018	0.45%	to	2.50%	630,993	12.81	to	12.11	7,720,802	0.58%	-1.99%	to	-4.02%
2017	0.45%	to	2.50%	511,554	13.07	to	12.62	6,445,896	0.29%	26.50%	to	23.90%
2016	0.45%	to	2.50%	339,792	10.33	to	10.18	3,416,507	0.73%	3.31%	to	1.84%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.45%	to	2.50%	454,095	14.80	to	12.61	6,370,922	1.35%	-6.12%	to	-8.06%
2019	0.45%	to	2.50%	472,761	15.76	to	13.72	7,047,929	1.70%	29.86%	to	27.18%
2018	0.45%	to	2.50%	331,079	12.14	to	10.79	3,835,204	2.12%	-4.49%	to	-6.47%
2017	0.45%	to	2.50%	216,204	12.71	to	11.53	2,637,619	1.92%	5.67%	to	3.50%
2016	0.45%	to	2.50%	203,791	12.03	to	11.14	2,365,581	1.64%	6.70%	to	4.51%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.45%	to	2.15%	2,572,422	17.27	to	15.54	42,580,886	0.95%	18.78%	to	16.75%
2019	0.45%	to	2.15%	2,499,929	14.54	to	13.31	35,040,409	1.05%	24.40%	to	22.27%
2018	0.45%	to	2.15%	2,086,380	11.69	to	10.88	23,628,518	1.23%	-11.74%	to	-13.26%
2017	0.45%	to	2.35%	2,003,529	13.24	to	12.47	25,842,608	1.24%	13.67%	to	11.51%
2016	0.45%	to	2.15%	1,032,165	11.65	to	11.23	11,798,545	1.85%	20.33%	to	18.28%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.45%	to	2.10%	1,641,171	11.21	to	9.54	16,949,397	1.64%	2.37%	to	0.67%
2019	0.45%	to	2.15%	1,501,654	10.95	to	9.43	15,220,927	2.26%	3.62%	to	1.85%
2018	0.45%	to	2.35%	1,703,929	10.57	to	9.12	16,824,333	2.49%	0.36%	to	-1.56%
2017	0.45%	to	2.50%	1,349,905	10.53	to	9.17	13,378,603	1.52%	1.12%	to	-0.95%
2016	0.45%	to	2.50%	1,490,755	10.41	to	9.26	14,691,214	2.31%	2.03%	to	-0.06%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.85%	to	1.65%	101,653	10.57	to	10.11	1,057,621	1.47%	4.29%	to	3.44%
2019	0.85%	to	1.65%	137,389	10.13	to	9.77	1,376,776	2.80%	11.53%	to	10.63%
2018	0.85%	to	1.65%	101,838	9.09	to	8.83	916,281	2.23%	-16.41%	to	-17.09%
2017	0.85%	to	1.65%	81,789	10.87	to	10.66	882,492	2.47%	21.68%	to	20.70%
2016	0.85%	to	1.35%	47,947	8.93	to	8.87	426,427	2.63%	0.26%	to	-0.25%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	1.30%			3,513	9.04			31,741	0.24%	-1.06%
2019	1.30%			3,515	9.13			32,099	1.77%	0.46%
2018	1.30%			3,517	9.09			31,971	1.33%	0.07%
2017	1.30%			6,516	9.08			59,194	0.42%	-0.88%
2016	1.30%			6,519	9.17			59,747	0.01%	-1.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.45%	to	2.20%	398,382	18.85	to	16.74	7,042,028	0.02%	22.14%	to	19.99%
2019	0.45%	to	2.20%	459,283	15.43	to	13.95	6,716,014	0.07%	25.08%	to	22.88%
2018	0.45%	to	2.10%	398,577	12.34	to	11.41	4,702,720	0.01%	-13.03%	to	-14.48%
2017	0.45%	to	2.10%	356,726	14.19	to	13.34	4,889,568	0.00%	12.98%	to	11.11%
2016	0.45%	to	2.10%	342,415	12.56	to	12.01	4,190,932	0.39%	22.28%	to	20.26%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.85%	to	1.65%	203,616	16.28	to	15.57	3,280,875	0.02%	21.32%	to	20.34%
2019	0.85%	to	1.65%	198,949	13.42	to	12.94	2,648,213	0.00%	24.29%	to	23.29%
2018	0.85%	to	1.65%	147,374	10.80	to	10.50	1,581,389	0.00%	-13.58%	to	-14.28%
2017	0.85%	to	1.35%	110,348	12.49	to	12.34	1,374,346	0.00%	12.24%	to	11.68%
2016	0.85%	to	1.35%	26,607	11.13	to	11.05	295,052	0.11%	21.50%	to	20.89%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.45%	to	2.45%	269,724	25.94	to	22.65	6,525,872	0.00%	40.25%	to	37.44%
2019	0.45%	to	2.45%	366,612	18.49	to	16.48	6,364,179	0.00%	35.10%	to	32.39%
2018	0.45%	to	2.45%	368,271	13.69	to	12.45	4,779,433	0.00%	-8.36%	to	-10.21%
2017	0.45%	to	2.50%	378,111	14.94	to	13.84	5,389,604	0.00%	24.36%	to	21.81%
2016	0.45%	to	2.50%	220,195	12.01	to	11.36	2,561,937	0.00%	7.82%	to	5.60%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.85%	to	1.65%	224,995	20.18	to	19.31	4,471,474	0.00%	39.32%	to	38.20%
2019	0.85%	to	1.65%	274,067	14.49	to	13.97	3,919,267	0.00%	34.23%	to	33.14%
2018	0.85%	to	1.65%	137,561	10.79	to	10.49	1,470,587	0.00%	-9.00%	to	-9.74%
2017	0.85%	to	1.65%	91,578	11.86	to	11.63	1,079,398	0.00%	23.59%	to	22.60%
2016	0.85%	to	1.65%	45,722	9.60	to	9.48	437,082	0.00%	7.14%	to	6.28%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.45%	to	2.35%	197,758	14.11	to	12.41	2,609,376	0.07%	4.68%	to	2.68%
2019	0.45%	to	2.45%	243,444	13.48	to	12.01	3,094,701	1.03%	18.46%	to	16.09%
2018	0.45%	to	2.45%	306,459	11.38	to	10.35	3,323,110	0.69%	-17.33%	to	-19.00%
2017	0.45%	to	2.50%	347,227	13.77	to	12.75	4,602,224	0.41%	8.57%	to	6.34%
2016	0.45%	to	2.50%	502,461	12.68	to	11.99	6,191,231	0.75%	25.37%	to	22.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.85%	to	1.65%	258,015	12.48	to	11.94	3,156,011	0.00%	4.06%	to	3.22%
2019	0.85%	to	1.65%	228,530	11.99	to	11.56	2,691,485	1.02%	17.68%	to	16.73%
2018	0.85%	to	1.65%	161,242	10.19	to	9.91	1,620,601	0.53%	-17.83%	to	-18.50%
2017	0.85%	to	1.65%	110,595	12.40	to	12.16	1,358,132	0.40%	7.83%	to	6.96%
2016	0.85%	to	1.65%	55,859	11.50	to	11.36	639,253	0.61%	24.55%	to	23.55%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.45%	to	2.20%	104,470	20.62	to	18.31	2,012,551	0.75%	9.86%	to	7.93%
2019	0.45%	to	2.45%	192,422	18.77	to	16.72	3,393,260	1.09%	28.72%	to	26.14%
2018	0.45%	to	2.10%	134,325	14.58	to	13.48	1,876,142	1.16%	-0.46%	to	-2.11%
2017	0.45%	to	2.30%	277,662	14.65	to	13.67	3,908,621	1.11%	19.98%	to	17.76%
2016	0.45%	to	2.30%	172,307	12.21	to	11.61	2,046,898	1.12%	10.89%	to	8.83%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.85%	to	1.65%	81,166	17.33	to	16.58	1,381,257	0.81%	9.12%	to	8.24%
2019	1.00%	to	1.65%	87,058	15.77	to	15.31	1,364,680	1.36%	27.73%	to	26.89%
2018	1.00%	to	1.65%	32,053	12.35	to	12.07	394,913	0.84%	-1.28%	to	-1.93%
2017	1.00%	to	1.65%	29,423	12.51	to	12.31	367,583	0.74%	19.05%	to	18.27%
2016	1.00%	to	1.65%	44,266	10.51	to	10.41	464,063	2.38%	10.05%	to	9.33%
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
2020	0.65%	to	1.95%	101,023	11.31	to	10.43	1,106,988	0.79%	7.55%	to	6.15%
2019	0.45%	to	1.95%	130,782	10.63	to	9.83	1,340,578	0.17%	14.74%	to	13.01%
2018	0.45%	to	2.10%	107,206	9.26	to	8.64	962,734	0.00%	-7.20%	to	-8.75%
2017	1.00%	to	2.10%	98,826	9.81	to	9.47	962,498	0.00%	5.62%	to	4.45%
2016	1.00%	to	2.10%	59,659	9.29	to	9.07	550,574	0.00%	-1.64%	to	-2.73%
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)
2020	1.15%	to	2.35%	78,364	11.49	to	10.53	882,747	1.70%	3.99%	to	2.73%
2019	1.15%	to	2.35%	79,560	11.05	to	10.25	863,721	1.22%	13.57%	to	12.20%
2018	1.00%	to	2.35%	109,073	9.81	to	9.14	1,041,618	0.38%	-9.55%	to	-10.79%
2017	1.15%	to	2.10%	178,486	10.77	to	10.35	1,888,646	0.36%	9.08%	to	8.04%
2016	1.15%	to	2.10%	183,811	9.88	to	9.58	1,791,410	0.17%	7.96%	to	6.93%
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2020	0.45%	to	2.50%	1,802,935	10.66	to	9.09	17,971,764	2.23%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	1,667,441	10.46	to	9.10	16,229,826	4.03%	2.49%	to	0.38%
2018	0.45%	to	2.50%	2,189,379	10.20	to	9.07	20,959,037	2.61%	-6.50%	to	-8.44%
2017	0.45%	to	2.50%	2,526,208	10.91	to	9.90	26,210,106	2.26%	2.41%	to	0.30%
2016	0.45%	to	2.50%	2,727,517	10.65	to	9.87	27,966,818	0.02%	12.68%	to	10.37%
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2020	0.45%	to	2.35%	288,517	10.43	to	8.84	2,725,661	1.94%	-6.40%	to	-8.18%
2019	0.45%	to	2.50%	368,633	11.14	to	9.52	3,760,545	2.30%	7.24%	to	5.03%
2018	0.45%	to	2.50%	455,319	10.39	to	9.06	4,380,366	1.97%	-3.75%	to	-5.74%
2017	0.45%	to	2.50%	586,180	10.79	to	9.61	5,920,755	0.79%	1.66%	to	-0.43%
2016	0.45%	to	2.50%	756,697	10.61	to	9.66	7,615,979	0.00%	3.90%	to	1.77%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2020	0.45%	to	2.20%	336,037	11.84	to	10.44	3,728,860	2.68%	4.22%	to	2.39%
2019	0.45%	to	2.45%	366,629	11.36	to	10.03	3,927,743	4.31%	4.36%	to	2.26%
2018	0.45%	to	2.45%	398,031	10.89	to	9.81	4,116,594	2.80%	0.47%	to	-1.56%
2017	0.45%	to	2.45%	317,179	10.84	to	9.97	3,287,563	1.63%	4.44%	to	2.34%
2016	0.45%	to	2.45%	297,378	10.38	to	9.74	2,982,256	1.62%	4.16%	to	2.08%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.45%	to	2.35%	339,247	14.09	to	11.70	4,326,749	4.79%	7.42%	to	5.37%
2019	0.45%	to	2.35%	569,470	13.12	to	11.10	6,842,023	2.78%	11.24%	to	9.12%
2018	0.45%	to	2.45%	669,750	11.79	to	10.09	7,284,809	2.92%	-5.87%	to	-7.78%
2017	0.45%	to	2.45%	877,703	12.53	to	10.94	10,211,903	4.50%	12.87%	to	10.61%
2016	0.45%	to	2.50%	926,387	11.10	to	9.87	9,638,474	2.69%	12.40%	to	10.09%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.45%	to	2.35%	396,220	16.96	to	13.81	6,195,225	4.48%	6.10%	to	4.08%
2019	0.45%	to	2.35%	407,891	15.98	to	13.27	6,035,986	4.30%	14.14%	to	11.96%
2018	0.45%	to	2.35%	285,406	14.00	to	11.85	3,718,938	4.02%	-5.26%	to	-7.07%
2017	0.45%	to	2.20%	307,657	14.78	to	12.90	4,240,109	4.98%	9.29%	to	7.37%
2016	0.45%	to	2.15%	274,015	13.52	to	12.06	3,481,123	5.25%	12.71%	to	10.79%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.45%	to	2.35%	191,575	13.44	to	10.94	2,367,755	4.87%	10.16%	to	8.06%
2019	0.45%	to	2.35%	187,718	12.20	to	10.13	2,117,123	1.89%	6.44%	to	4.41%
2018	0.45%	to	2.35%	162,516	11.46	to	9.70	1,721,781	3.13%	-4.51%	to	-6.34%
2017	0.45%	to	2.10%	207,882	12.00	to	10.56	2,316,528	1.78%	10.24%	to	8.42%
2016	0.45%	to	2.50%	138,822	10.89	to	9.48	1,407,239	1.17%	2.44%	to	0.34%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2020	0.85%	to	1.95%	322,091	11.35	to	10.90	3,630,741	5.46%	4.55%	to	3.39%
2019	0.45%	to	1.95%	406,910	10.98	to	10.54	4,378,921	1.66%	6.42%	to	4.82%
2018	0.45%	to	2.20%	287,067	10.31	to	10.01	2,922,984	1.32%	1.55%	to	-0.24%
2017	0.85%	to	1.85%	193,168	10.13	to	10.06	1,952,631	22.87%	1.28%	to	0.61%	****
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
2020	0.45%	to	2.35%	311,056	13.55	to	11.03	3,754,278	2.28%	9.51%	to	7.42%
2019	0.45%	to	2.50%	302,972	12.37	to	10.12	3,381,535	2.35%	5.54%	to	3.37%
2018	0.45%	to	2.50%	336,153	11.72	to	9.79	3,587,679	5.48%	-4.72%	to	-6.70%
2017	0.45%	to	2.50%	474,895	12.31	to	10.49	5,376,317	1.82%	8.03%	to	5.82%
2016	0.45%	to	2.50%	529,621	11.39	to	9.92	5,609,974	1.42%	3.48%	to	1.35%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2020	0.45%	to	2.35%	661,036	18.11	to	14.75	10,869,016	4.74%	5.14%	to	3.13%
2019	0.45%	to	2.50%	1,391,901	17.23	to	14.09	21,897,144	4.95%	14.10%	to	11.75%
2018	0.45%	to	2.50%	741,588	15.10	to	12.61	10,341,823	5.11%	-3.19%	to	-5.20%
2017	0.45%	to	2.50%	1,602,379	15.60	to	13.30	23,260,174	4.72%	6.04%	to	3.86%
2016	0.45%	to	2.50%	2,423,168	14.71	to	12.81	33,477,356	5.17%	11.85%	to	9.55%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2020	0.45%	to	2.15%	1,515,055	11.92	to	11.19	17,592,818	4.47%	5.91%	to	4.10%
2019	0.45%	to	2.15%	1,627,886	11.25	to	10.75	17,947,815	3.45%	7.97%	to	6.13%
2018	0.45%	to	2.20%	1,030,680	10.42	to	10.12	10,630,845	3.11%	-0.17%	to	-1.93%
2017	0.45%	to	2.10%	308,774	10.44	to	10.32	3,204,014	1.57%	4.39%	to	3.24%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.45%	to	2.35%	1,710,033	11.11	to	9.22	17,170,918	1.08%	2.43%	to	0.47%
2019	0.45%	to	2.35%	1,618,232	10.85	to	9.18	15,989,076	2.69%	3.46%	to	1.48%
2018	0.45%	to	2.45%	1,508,835	10.48	to	8.97	14,627,623	1.78%	-0.22%	to	-2.23%
2017	0.45%	to	2.50%	1,578,738	10.51	to	9.15	15,417,902	1.25%	0.80%	to	-1.27%
2016	0.45%	to	2.50%	2,009,748	10.42	to	9.26	19,677,093	1.38%	0.85%	to	-1.22%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2020	0.45%	to	2.35%	392,016	6.70	to	5.45	2,356,070	5.96%	0.77%	to	-1.15%
2019	0.45%	to	2.50%	383,884	6.65	to	5.44	2,307,431	4.38%	10.85%	to	8.57%
2018	0.45%	to	2.50%	375,612	6.00	to	5.01	2,041,242	1.93%	-14.59%	to	-16.36%
2017	0.45%	to	2.50%	441,128	7.02	to	5.99	2,828,075	11.15%	1.59%	to	-0.50%
2016	0.45%	to	2.50%	436,023	6.91	to	6.02	2,791,510	0.99%	14.36%	to	12.01%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.85%	to	1.65%	954,440	10.60	to	10.14	9,966,860	1.13%	1.27%	to	0.46%
2019	0.85%	to	1.65%	614,789	10.47	to	10.10	6,363,966	2.33%	1.82%	to	1.00%
2018	0.85%	to	1.65%	508,079	10.28	to	10.00	5,168,162	2.11%	0.56%	to	-0.26%
2017	0.85%	to	1.65%	300,317	10.23	to	10.02	3,045,668	1.61%	1.44%	to	0.62%
2016	0.85%	to	1.35%	118,194	10.08	to	10.01	1,186,767	1.50%	1.40%	to	0.89%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.45%	to	2.35%	2,566,206	13.59	to	11.28	32,286,771	2.00%	8.04%	to	5.98%
2019	0.45%	to	2.45%	2,273,091	12.58	to	10.55	26,632,345	2.91%	7.76%	to	5.60%
2018	0.45%	to	2.45%	2,172,893	11.68	to	9.99	23,791,605	2.45%	-1.08%	to	-3.08%
2017	0.45%	to	2.50%	2,161,616	11.80	to	10.28	24,056,923	1.93%	4.35%	to	2.20%
2016	0.45%	to	2.50%	1,973,591	11.31	to	10.05	21,125,209	1.99%	2.12%	to	0.03%
ProFund VP Asia 30 (PROA30)
2020	0.45%	to	2.10%	86,278	17.23	to	14.41	1,339,522	0.94%	34.94%	to	32.70%
2019	0.45%	to	2.10%	88,772	12.77	to	10.86	1,032,019	0.22%	25.74%	to	23.65%
2018	0.45%	to	2.10%	105,793	10.15	to	8.78	988,559	0.43%	-18.96%	to	-20.32%
2017	0.45%	to	2.10%	167,785	12.53	to	11.02	1,944,286	0.00%	32.28%	to	30.10%
2016	0.45%	to	2.10%	143,905	9.47	to	8.47	1,271,269	1.07%	0.19%	to	-1.47%
ProFund VP Access High Yield Fund (PROAHY)
2020	0.45%	to	2.15%	479,034	17.65	to	14.69	7,679,550	2.43%	-0.51%	to	-2.21%
2019	0.45%	to	2.15%	935,570	17.75	to	15.03	15,411,582	6.22%	11.92%	to	10.01%
2018	0.45%	to	2.15%	270,651	15.86	to	13.66	3,931,262	3.15%	-1.06%	to	-2.76%
2017	0.45%	to	2.15%	588,901	16.03	to	14.05	8,831,381	2.97%	4.32%	to	2.55%
2016	0.45%	to	2.50%	2,239,656	15.36	to	13.37	33,011,718	3.27%	8.51%	to	6.28%
ProFund VP Biotechnology (PROBIO)
2020	0.45%	to	2.50%	158,339	37.22	to	30.44	5,324,274	0.02%	14.86%	to	12.49%
2019	0.45%	to	2.50%	170,578	32.41	to	27.06	5,033,424	0.00%	15.93%	to	13.54%
2018	0.45%	to	2.50%	199,497	27.96	to	23.83	5,127,164	0.00%	-7.17%	to	-9.09%
2017	0.45%	to	2.50%	204,680	30.11	to	26.22	5,713,562	0.00%	21.99%	to	19.49%
2016	0.45%	to	2.50%	199,002	24.69	to	21.94	4,604,995	0.00%	-15.86%	to	-17.59%
ProFund VP Bull (PROBL)
2020	0.45%	to	1.95%	180,015	30.03	to	25.54	4,868,945	0.11%	15.51%	to	13.77%
2019	0.45%	to	2.10%	295,157	26.00	to	22.12	6,997,187	0.20%	28.30%	to	26.18%
2018	0.45%	to	2.10%	288,007	20.26	to	17.53	5,377,030	0.00%	-6.57%	to	-8.13%
2017	0.45%	to	2.50%	546,147	21.69	to	18.49	11,012,733	0.00%	18.81%	to	16.37%
2016	0.45%	to	2.50%	767,266	18.25	to	15.89	13,105,082	0.00%	9.17%	to	6.93%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Basic Materials (PROBM)
2020	0.45%	to	2.15%	108,885	13.79	to	11.68	1,341,922	0.62%	15.96%	to	13.98%
2019	1.00%	to	2.15%	123,747	11.34	to	10.24	1,332,078	0.35%	16.54%	to	15.19%
2018	0.45%	to	2.15%	198,553	10.15	to	8.89	1,837,646	0.22%	-18.03%	to	-19.44%
2017	0.45%	to	2.15%	1,209,541	12.38	to	11.04	13,903,137	0.45%	22.40%	to	20.32%
2016	0.45%	to	2.15%	708,738	10.11	to	9.17	6,742,656	0.61%	17.96%	to	15.95%
ProFund VP Banks (PROBNK)
2020	1.15%	to	2.45%	46,220	18.17	to	15.99	806,241	1.93%	-16.19%	to	-17.29%
2019	0.45%	to	2.45%	84,306	23.05	to	19.33	1,755,754	0.85%	35.81%	to	33.09%
2018	0.45%	to	2.45%	107,150	16.97	to	14.53	1,662,740	0.35%	-18.27%	to	-19.92%
2017	0.45%	to	2.45%	183,886	20.76	to	18.14	3,531,126	0.25%	17.39%	to	15.04%
2016	0.45%	to	2.45%	236,108	17.69	to	15.77	3,905,956	0.22%	22.68%	to	20.22%
ProFund VP Bear (PROBR)
2020	0.45%	to	1.85%	104,573	1.67	to	1.44	161,552	0.28%	-25.95%	to	-26.99%
2019	0.45%	to	1.85%	105,765	2.26	to	1.97	219,592	0.10%	-23.29%	to	-24.37%
2018	0.45%	to	1.90%	127,905	2.94	to	2.59	347,610	0.00%	3.58%	to	2.07%
2017	0.45%	to	1.90%	161,839	2.84	to	2.54	425,996	0.00%	-18.33%	to	-19.52%
2016	0.45%	to	2.10%	242,023	3.48	to	3.11	788,514	0.00%	-13.44%	to	-14.87%
ProFund VP Consumer Goods (PROCG)
2020	0.45%	to	2.50%	152,990	26.28	to	21.49	3,644,806	0.85%	30.46%	to	27.78%
2019	0.45%	to	2.50%	122,558	20.14	to	16.82	2,258,486	1.37%	25.99%	to	23.40%
2018	0.45%	to	2.50%	118,398	15.99	to	13.63	1,740,145	1.01%	-15.19%	to	-16.95%
2017	0.45%	to	2.50%	137,173	18.85	to	16.41	2,406,014	0.76%	14.54%	to	12.19%
2016	0.45%	to	2.50%	223,172	16.46	to	14.63	3,428,554	0.88%	3.08%	to	0.96%
ProFund VP Consumer Services (PROCS)
2020	0.45%	to	2.50%	114,259	37.14	to	30.38	3,839,652	0.00%	27.77%	to	25.14%
2019	0.45%	to	2.50%	151,101	29.07	to	24.27	4,007,019	0.00%	24.08%	to	21.52%
2018	0.45%	to	2.50%	255,156	23.43	to	19.97	5,512,735	0.00%	0.16%	to	-1.91%
2017	0.45%	to	2.15%	479,056	23.39	to	20.86	10,422,922	0.00%	17.84%	to	15.83%
2016	0.45%	to	2.15%	420,130	19.85	to	18.01	7,857,628	0.00%	3.72%	to	1.95%
ProFund VP Europe 30 (PROE30)
2020	1.15%	to	2.15%	117,813	11.78	to	10.57	1,330,025	2.41%	-10.28%	to	-11.19%
2019	1.15%	to	2.45%	171,311	13.13	to	11.55	2,162,370	2.55%	16.43%	to	14.90%
2018	1.15%	to	2.45%	307,262	11.28	to	10.05	3,332,833	2.46%	-15.12%	to	-16.25%
2017	0.45%	to	2.45%	329,321	14.02	to	12.00	4,231,690	2.17%	19.17%	to	16.79%
2016	0.45%	to	2.45%	266,682	11.77	to	10.28	2,905,976	2.62%	7.33%	to	5.17%
ProFund VP Emerging Markets (PROEM)
2020	0.45%	to	2.35%	204,674	13.35	to	10.87	2,439,966	0.61%	26.15%	to	23.74%
2019	0.45%	to	2.45%	293,464	10.58	to	8.70	2,834,625	0.42%	23.68%	to	21.19%
2018	0.45%	to	2.45%	407,894	8.56	to	7.18	3,193,815	0.25%	-15.65%	to	-17.36%
2017	0.45%	to	2.45%	961,453	10.15	to	8.69	8,997,702	0.07%	32.66%	to	30.01%
2016	0.45%	to	2.45%	538,359	7.65	to	6.68	3,857,383	0.23%	10.51%	to	8.30%
ProFund VP Financials (PROFIN)
2020	0.45%	to	2.50%	107,645	22.88	to	18.71	2,212,031	0.55%	-2.21%	to	-4.23%
2019	0.45%	to	2.50%	211,903	23.39	to	19.53	4,507,432	0.57%	29.68%	to	27.01%
2018	0.45%	to	2.50%	222,206	18.04	to	15.38	3,681,746	0.39%	-10.83%	to	-12.68%
2017	0.45%	to	2.50%	411,042	20.23	to	17.61	7,735,315	0.40%	17.66%	to	15.24%
2016	0.45%	to	2.50%	539,835	17.19	to	15.28	8,705,406	0.34%	14.80%	to	12.44%
ProFund VP U.S. Government Plus (PROGVP)
2020	0.45%	to	2.15%	64,348	22.50	to	18.73	1,307,753	0.04%	20.15%	to	18.09%
2019	0.45%	to	2.15%	59,207	18.73	to	15.86	991,472	0.80%	17.69%	to	15.68%
2018	0.45%	to	2.15%	98,785	15.91	to	13.71	1,434,467	0.93%	-5.85%	to	-7.47%
2017	0.45%	to	2.15%	78,670	16.90	to	14.81	1,213,650	0.45%	9.00%	to	7.14%
2016	0.45%	to	2.15%	99,532	15.51	to	13.83	1,428,728	0.00%	-0.76%	to	-2.45%
ProFund VP Health Care (PROHC)
2020	0.45%	to	2.50%	283,042	32.72	to	26.76	8,342,290	0.00%	13.92%	to	11.58%
2019	0.45%	to	2.50%	299,438	28.72	to	23.98	7,809,334	0.00%	18.83%	to	16.39%
2018	0.45%	to	2.50%	468,993	24.17	to	20.60	10,424,617	0.00%	3.96%	to	1.81%
2017	0.45%	to	2.50%	427,976	23.24	to	20.24	9,224,591	0.00%	20.37%	to	17.90%
2016	0.45%	to	2.50%	406,975	19.31	to	17.16	7,373,999	0.00%	-4.48%	to	-6.45%
ProFund VP Industrials (PROIND)
2020	0.45%	to	1.95%	137,088	26.31	to	22.72	3,275,335	0.15%	16.24%	to	14.48%
2019	0.45%	to	2.10%	215,109	22.64	to	19.58	4,453,874	0.00%	29.91%	to	27.75%
2018	0.45%	to	2.10%	210,118	17.43	to	15.33	3,377,934	0.08%	-13.16%	to	-14.61%
2017	0.45%	to	2.35%	809,946	20.07	to	17.65	15,114,755	0.18%	21.85%	to	19.53%
2016	0.45%	to	2.35%	792,642	16.47	to	14.77	12,284,545	0.24%	17.02%	to	14.79%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP International (PROINT)
2020	0.45%	to	1.90%	59,105	13.97	to	11.95	747,861	0.46%	4.43%	to	2.90%
2019	0.45%	to	2.15%	85,671	13.38	to	11.33	1,044,127	0.30%	18.73%	to	16.71%
2018	0.45%	to	2.15%	168,183	11.27	to	9.71	1,744,744	0.00%	-16.14%	to	-17.58%
2017	0.45%	to	2.15%	471,324	13.44	to	11.78	5,857,806	0.00%	21.25%	to	19.19%
2016	0.45%	to	2.15%	184,497	11.08	to	9.88	1,918,056	0.00%	-1.37%	to	-3.05%
ProFund VP Japan (PROJP)
2020	0.65%	to	1.95%	60,367	19.91	to	17.30	1,097,012	0.26%	15.18%	to	13.67%
2019	0.45%	to	1.95%	58,131	17.63	to	15.22	927,591	0.12%	19.46%	to	17.66%
2018	0.45%	to	1.95%	108,051	14.76	to	12.94	1,451,889	0.00%	-12.03%	to	-13.37%
2017	0.45%	to	2.15%	130,637	16.77	to	14.70	2,025,863	0.00%	17.92%	to	15.91%
2016	0.45%	to	2.15%	131,868	14.23	to	12.68	1,748,199	0.00%	-0.04%	to	-1.74%
ProFund VP NASDAQ-100 (PRON)
2020	0.45%	to	2.35%	311,445	55.26	to	45.00	15,478,251	0.00%	44.91%	to	42.15%
2019	0.45%	to	2.45%	297,895	38.13	to	31.35	10,348,193	0.00%	36.09%	to	33.35%
2018	0.45%	to	2.45%	430,013	28.02	to	23.51	11,016,876	0.00%	-2.31%	to	-4.29%
2017	0.45%	to	2.45%	416,081	28.68	to	24.56	11,037,773	0.00%	29.79%	to	27.19%
2016	0.45%	to	2.45%	513,642	22.10	to	19.31	10,640,584	0.00%	4.78%	to	2.68%
ProFund VP Internet (PRONET)
2020	0.45%	to	2.10%	180,824	48.44	to	41.22	7,950,385	0.00%	50.14%	to	47.66%
2019	0.45%	to	2.15%	193,641	32.26	to	27.79	5,710,690	0.00%	17.50%	to	15.50%
2018	0.45%	to	2.35%	270,452	27.46	to	23.69	6,850,378	0.00%	4.46%	to	2.45%
2017	0.45%	to	2.45%	248,719	26.29	to	22.96	6,102,225	0.00%	35.44%	to	32.73%
2016	0.45%	to	2.45%	231,575	19.41	to	17.30	4,238,715	0.00%	5.06%	to	2.95%
ProFund VP Oil & Gas (PROOG)
2020	0.45%	to	2.15%	473,384	6.47	to	5.39	2,715,035	2.34%	-34.76%	to	-35.87%
2019	0.45%	to	2.50%	471,307	9.92	to	8.11	4,183,328	1.32%	8.03%	to	5.80%
2018	0.45%	to	2.50%	667,510	9.18	to	7.67	5,541,878	1.49%	-20.58%	to	-22.23%
2017	0.45%	to	2.50%	1,078,772	11.57	to	9.86	11,351,303	1.17%	-3.61%	to	-5.59%
2016	0.45%	to	2.50%	1,258,835	12.00	to	10.44	13,903,142	1.35%	23.63%	to	21.09%
ProFund VP Pharmaceuticals (PROPHR)
2020	1.15%	to	2.50%	71,865	22.01	to	19.27	1,515,965	0.11%	11.22%	to	9.70%
2019	1.15%	to	2.50%	72,161	19.79	to	17.56	1,368,833	0.82%	12.73%	to	11.19%
2018	0.45%	to	2.50%	114,663	18.53	to	15.80	1,933,296	0.91%	-6.62%	to	-8.56%
2017	0.45%	to	2.50%	102,623	19.84	to	17.27	1,870,010	0.86%	9.86%	to	7.61%
2016	0.45%	to	2.50%	137,426	18.06	to	16.05	2,312,517	0.82%	-4.17%	to	-6.13%
ProFund VP Precious Metals (PROPM)
2020	0.45%	to	2.20%	780,670	5.58	to	4.70	3,919,450	0.21%	23.55%	to	21.38%
2019	0.45%	to	2.50%	756,943	4.51	to	3.77	3,095,173	0.04%	45.32%	to	42.33%
2018	0.45%	to	2.50%	599,884	3.11	to	2.65	1,703,984	0.00%	-13.86%	to	-15.65%
2017	0.45%	to	2.50%	1,078,639	3.61	to	3.14	3,596,520	0.00%	4.81%	to	2.65%
2016	0.45%	to	2.50%	1,076,007	3.44	to	3.06	3,478,027	0.00%	55.12%	to	51.93%
ProFund VP Real Estate (PRORE)
2020	1.15%	to	2.10%	132,130	15.75	to	14.34	1,999,020	1.57%	-7.37%	to	-8.26%
2019	0.45%	to	2.50%	186,330	18.07	to	15.09	3,073,256	1.72%	26.19%	to	23.59%
2018	0.45%	to	2.50%	179,981	14.32	to	12.21	2,368,094	2.24%	-6.12%	to	-8.07%
2017	0.45%	to	2.50%	198,500	15.26	to	13.28	2,814,335	0.75%	7.56%	to	5.36%
2016	0.45%	to	2.50%	242,989	14.18	to	12.61	3,246,449	1.24%	5.25%	to	3.09%
ProFund VP Rising Rates Opportunity (PRORRO)
2020	1.15%	to	2.15%	144,436	1.92	to	1.73	266,692	0.57%	-27.54%	to	-28.28%
2019	1.15%	to	2.15%	93,206	2.65	to	2.41	242,807	0.25%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	141,625	3.46	to	2.98	447,831	0.00%	3.69%	to	1.91%
2017	0.45%	to	2.15%	80,657	3.33	to	2.92	249,284	0.00%	-12.30%	to	-13.79%
2016	0.45%	to	2.35%	849,813	3.80	to	3.34	3,009,715	0.00%	-5.59%	to	-7.38%
ProFund VP Semiconductor (PROSCN)
2020	1.15%	to	2.15%	91,570	44.79	to	40.59	3,958,496	0.33%	43.19%	to	41.74%
2019	0.45%	to	2.15%	122,877	33.25	to	28.64	3,716,312	0.33%	49.10%	to	46.56%
2018	0.45%	to	2.15%	117,026	22.30	to	19.54	2,400,558	0.00%	-10.64%	to	-12.17%
2017	0.45%	to	2.45%	248,980	24.95	to	21.80	5,799,352	0.20%	34.95%	to	32.25%
2016	0.45%	to	2.15%	196,042	18.49	to	16.77	3,414,804	0.14%	27.13%	to	24.97%
ProFund VP Short Emerging Markets (PROSEM)
2020	1.15%	to	1.90%	10,455	2.83	to	2.61	28,810	0.19%	-32.54%	to	-33.05%
2019	1.15%	to	1.90%	26,545	4.20	to	3.90	107,253	0.51%	-21.90%	to	-22.49%
2018	1.15%	to	2.15%	17,091	5.38	to	4.92	89,337	0.00%	11.28%	to	10.15%
2017	0.85%	to	2.30%	27,944	4.95	to	4.42	133,537	0.00%	-28.45%	to	-29.50%
2016	1.15%	to	2.30%	16,032	6.78	to	6.27	106,769	0.00%	-17.20%	to	-18.16%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Short International (PROSIN)
2020	0.45%	to	1.90%	32,696	3.08	to	2.64	91,768	0.35%	-17.32%	to	-18.52%
2019	1.15%	to	2.15%	34,625	3.48	to	3.16	118,279	0.49%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	81,124	4.54	to	3.91	337,240	0.00%	14.95%	to	12.98%
2017	1.15%	to	2.30%	24,141	3.74	to	3.42	86,875	0.00%	-21.55%	to	-22.46%
2016	0.65%	to	2.30%	102,919	4.93	to	4.41	483,657	0.00%	-6.51%	to	-8.06%
ProFund VP Short NASDAQ-100 (PROSN)
2020	1.25%	to	2.15%	7,470	0.74	to	0.67	5,396	0.18%	-43.49%	to	-44.01%
2019	0.45%	to	2.15%	35,106	1.42	to	1.20	47,628	0.24%	-28.38%	to	-29.60%
2018	0.45%	to	2.15%	62,189	1.98	to	1.70	114,021	0.00%	-3.33%	to	-4.99%
2017	1.25%	to	2.15%	60,228	1.92	to	1.79	112,769	0.00%	-26.18%	to	-26.85%
2016	0.45%	to	2.15%	280,028	2.75	to	2.45	709,190	0.00%	-10.46%	to	-11.99%
ProFund VP Technology (PROTEC)
2020	0.45%	to	2.50%	302,431	46.67	to	38.17	12,745,984	0.00%	44.15%	to	41.19%
2019	0.45%	to	2.50%	328,072	32.38	to	27.04	9,623,277	0.00%	44.53%	to	41.56%
2018	0.45%	to	2.50%	399,001	22.40	to	19.10	8,153,457	0.00%	-2.74%	to	-4.75%
2017	0.45%	to	2.15%	619,987	23.03	to	20.54	13,212,314	0.05%	34.58%	to	32.29%
2016	0.45%	to	2.45%	284,726	17.12	to	15.26	4,559,670	0.00%	11.84%	to	9.60%
ProFund VP Telecommunications (PROTEL)
2020	1.15%	to	2.10%	39,573	13.70	to	12.48	524,030	0.86%	1.96%	to	0.98%
2019	1.15%	to	2.10%	35,330	13.43	to	12.36	458,600	1.89%	13.45%	to	12.36%
2018	1.15%	to	2.10%	30,152	11.84	to	11.00	346,747	4.41%	-16.09%	to	-16.90%
2017	0.45%	to	2.35%	66,977	14.79	to	13.01	918,448	3.10%	-2.56%	to	-4.42%
2016	0.45%	to	2.45%	94,732	15.18	to	13.53	1,352,938	1.63%	21.11%	to	18.69%
ProFund VP UltraNASDAQ-100 (PROUN)
2020	0.45%	to	2.10%	200,292	220.98	to	184.94	40,412,495	0.00%	85.46%	to	82.39%
2019	1.15%	to	2.10%	55,271	111.30	to	101.39	5,987,086	0.00%	77.60%	to	75.89%
2018	0.45%	to	2.15%	71,560	66.62	to	57.39	4,393,333	0.00%	-10.04%	to	-11.59%
2017	0.45%	to	2.50%	78,230	74.05	to	63.16	5,342,361	0.00%	67.57%	to	64.14%
2016	0.45%	to	2.50%	118,652	44.19	to	38.48	4,959,448	0.00%	8.13%	to	5.91%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2020	1.15%	to	1.90%	3,064,367	0.04			128,815	0.31%	-71.79%	to	-72.01%
2019	1.15%	to	1.85%	938,948	0.16	to	0.15	143,150	0.53%	-51.07%	to	-51.42%
2018	1.15%	to	2.15%	1,302,919	0.32	to	0.29	407,004	0.00%	-12.61%	to	-13.50%
2017	1.15%	to	2.15%	612,696	0.37	to	0.34	218,981	0.00%	-45.57%	to	-46.12%
2016	1.15%	to	2.15%	620,012	0.67	to	0.63	405,179	0.00%	-21.13%	to	-21.92%
ProFund VP Utilities (PROUTL)
2020	0.45%	to	2.10%	183,766	21.94	to	18.67	3,634,233	1.44%	-2.84%	to	-4.45%
2019	0.45%	to	2.35%	320,351	22.58	to	19.11	6,600,645	1.19%	22.32%	to	19.99%
2018	0.45%	to	2.35%	685,615	18.46	to	15.92	11,622,549	1.57%	2.42%	to	0.45%
2017	0.45%	to	2.50%	260,362	18.02	to	15.69	4,345,625	2.33%	10.14%	to	7.88%
2016	0.45%	to	2.50%	307,568	16.36	to	14.54	4,714,339	1.16%	14.56%	to	12.21%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.85%	to	1.65%	718,106	15.37	to	14.70	10,845,002	1.52%	4.90%	to	4.06%
2019	0.85%	to	1.65%	494,293	14.65	to	14.13	7,145,265	1.77%	29.30%	to	28.25%
2018	0.85%	to	1.65%	406,601	11.33	to	11.02	4,558,995	0.61%	-9.27%	to	-10.01%
2017	0.85%	to	1.65%	296,870	12.49	to	12.24	3,678,151	1.27%	17.77%	to	16.82%
2016	0.85%	to	1.55%	162,774	10.60	to	10.49	1,718,133	1.40%	12.68%	to	11.89%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	1.55%			4	13.48			54	0.00%	34.81%		*	***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.85%	to	1.65%	1,479,758	16.75	to	16.03	24,398,216	0.00%	28.17%	to	27.14%
2019	0.85%	to	1.65%	1,284,265	13.07	to	12.61	16,568,598	0.00%	27.54%	to	26.51%
2018	0.85%	to	1.65%	1,017,768	10.25	to	9.97	10,322,465	0.00%	0.00%	to	-0.82%
2017	0.85%	to	1.65%	740,093	10.25	to	10.05	7,527,628	0.00%	26.23%	to	25.21%
2016	0.85%	to	1.65%	451,417	8.12	to	8.02	3,649,358	0.00%	-11.47%	to	-12.19%
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)
2020	0.85%	to	1.35%	56,522	11.60	to	11.44	650,746	2.25%	15.90%	to	15.32%
2019	1.00%	to	1.35%	23,508	9.98	to	9.92	234,156	0.23%	28.93%	to	28.47%
2018	1.00%	to	1.35%	14,262	7.74	to	7.72	110,327	0.00%	-22.58%	to	-22.77%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2020	0.85%	to	2.35%	282,879	16.94	to	16.02	4,709,123	3.21%	37.45%	to	35.38%
2019	0.45%	to	1.90%	236,115	12.46	to	11.98	2,876,035	0.00%	38.12%	to	36.11%
2018	0.45%	to	1.95%	284,202	9.02	to	8.79	2,524,700	1.81%	-16.96%	to	-18.21%
2017	1.00%	to	1.65%	45,104	10.71	to	10.66	483,239	0.00%	7.09%	to	6.62%	****
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.45%	to	2.10%	553,456	6.17	to	5.25	3,086,933	1.04%	18.58%	to	16.61%
2019	0.45%	to	2.50%	496,103	5.21	to	4.35	2,347,710	0.00%	11.37%	to	9.07%
2018	0.45%	to	2.50%	560,536	4.67	to	3.98	2,401,058	0.00%	-28.60%	to	-30.08%
2017	0.45%	to	2.50%	688,632	6.55	to	5.70	4,178,307	0.00%	-2.14%	to	-4.15%
2016	0.45%	to	2.50%	877,139	6.69	to	5.94	5,499,904	0.35%	43.06%	to	40.13%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.85%	to	1.65%	908,643	8.87	to	8.48	7,937,824	0.74%	17.82%	to	16.87%
2019	0.85%	to	1.65%	976,376	7.53	to	7.26	7,253,739	0.00%	10.60%	to	9.71%
2018	0.85%	to	1.65%	737,610	6.81	to	6.62	4,966,791	0.00%	-29.03%	to	-29.61%
2017	0.85%	to	1.65%	565,610	9.59	to	9.40	5,382,630	0.00%	-2.80%	to	-3.58%
2016	0.85%	to	1.65%	309,007	9.87	to	9.75	3,036,037	0.23%	42.20%	to	41.05%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.65%	to	1.90%	311,492	10.60	to	10.38	3,276,458	1.16%	-2.19%	to	-3.42%
2019	0.85%	to	1.90%	303,188	10.83	to	10.75	3,274,637	2.56%	8.27%	to	7.51%	****

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
5)	Variable Annuity Application - Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
8)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc. dated January 3, 2000 with the registration statement under 033-60063, post-effective amendment number 21 filed on April 22, 2008 as document creditsuissefpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm

15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
22)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
23)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
24)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
25)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
26)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
27)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
28)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
29)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm

30)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
31)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
32)	Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
34)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
35)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
40)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
41)	Fund Participation Agreement with Hartford Series Fund, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC and Hartford Administrative Services Company, dated September 1, 2020 with Pre-Effective Amendment No. 1 of registration statement (333-240010) filed on October 1, 2020 as document d19418dex9924b841
42)	Fund Participation Agreement with Principal Variable Contracts Funds, Inc. and Principal Funds Distributor, Inc. dated November 5, 2020 with Post-Effective Amendment No. 1 of registration statement (333-240009)

9)	Opinion of Counsel – Filed with initial Registration Statement on February 2, 2015 (File No. 333-201820) as Exhibit (9) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 2,042 and 4,320 respectively.

Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact